GMO Asia Fund
(A Series of GMO Trust)
Annual Report
February 28, 1999

                        Report of Independent Accountants

To the Trustees of GMO Trust and the Shareholders of GMO Asia Fund (A Series of GMO Trust)

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Asia Fund at February 28, 1999 and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
April 16, 1999

GMO Asia Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
February 28, 1999

Shares         Description                                             Value ($)
--------------------------------------------------------------------------------
               COMMON STOCKS - 83.2%
               Indonesia - 9.2%
   405,500     Astra Agro Lestari                                         96,356
 1,493,500     Gudang Garam                                            2,078,648
    50,820     Gulf Resources Ltd ADR *                                  381,150
   450,000     HM Sampoerna *                                            328,430
 3,788,500     Indah Kiat Pulp & Paper *                                 900,238
   954,000     International Nickel *                                    480,373
   544,120     PT Daya Guna Samudera                                     264,749
 2,331,000     PT Indofood Sukses Makmur Tbk *                         1,246,277
   380,000     PT Indosat (Persero) Tbk                                  524,583
 1,750,000     PT Pabrik Kertas Tjiwi Kimia *                            346,535
   280,000     Semen Gresik                                              294,653
    97,000     Tambang Timah Persero (Foreign Registered)                 54,331
   340,000     Telekomunikasi Indonesia                                  105,799
                                                                      ----------
                                                                       7,102,122
                                                                      ----------
               Korea - 19.9%
    16,030     Cheil Jedang Corp                                         431,048
    12,470     Dae Duck Electronics                                      896,902
   270,040     Daewoo Corp                                               690,826
    90,000     Daewoo Heavy Industries                                   303,065
    88,000     Hana Bank                                                 819,943
    68,400     Housing & Commercial Bank                               1,059,403
    94,000     Hyundai Heavy Industries                                1,843,890
   118,250     Kookmin Bank                                              802,186
   102,742     Medison Ltd                                               965,699
     8,000     Pohang Iron & Steel ADR *                                 125,000
    26,150     Pohang Iron & Steel (b)                                 1,394,499
    52,233     Saehan Precision                                          785,523
   127,000     Samsung Corp                                              607,233
    20,724     Samsung Display Devices                                   838,445
     4,533     Samsung Electronics                                       319,366
    41,346     Samsung Electronics GDR (1/2 Voting)                    1,711,724
     5,040     SK Telecom ADR                                             51,030
     2,287     SK Telecom (b)                                          1,741,186
                                                                      ----------
                                                                      15,386,968
                                                                      ----------
               Malaysia - 13.1%
   227,000     Berjaya Sports Toto                                       301,671
    65,000     Carlsberg Brew Malaysia                                   174,474
   395,000     Genting Berhad                                            899,145
   699,000     Golden Hope Plantations Berhad                            699,000
   272,000     Guinness Anchor Berhad                                    264,842


              See accompanying notes to the financial statements.              1

GMO Asia Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

Shares       Description                                                     Value ($)
--------------------------------------------------------------------------------------
             Malaysia- continued
 1,575,000   Kumpulan Guthrie Berhad                                         1,007,171
   645,000   Magnum Corp Berhad                                                332,684
 1,573,000   Malaysian International Shipping (Foreign Registered)           2,053,179
    26,000   Nestle Malaysia                                                   100,579
   383,600   Rothmans of Pall Mall Berhad                                    2,210,747
   214,000   Sime Darby Berhad                                                 238,779
 9,354,000   Tan Chong International Ltd                                       893,416
 3,118,000   Tan Chong Motor Holdings Berhad                                   894,374
                                                                            ----------
                                                                            10,070,061
                                                                            ----------
             Phillippines - 15.5%
 2,785,170   Aboitiz Equity Ventures Inc *                                      98,679
11,646,000   Alaska Milk Corp *                                                657,797
 4,342,000   Ayala Corp                                                      1,421,322
10,097,054   Cosmos Bottling Corp                                              725,847
 4,061,000   Digital Telecommunications *                                      110,518
20,715,139   DMCI Holdings Inc *                                               925,400
   178,500   Equitable Banking Corp                                            279,551
 1,173,500   International Container Terminal *                                 64,475
   263,557   Ionics Circuits Inc                                                58,869
   466,990   Manila Electric Class B                                         1,450,726
    60,000   Metro Bank & Trust Co                                             431,322
 5,288,000   Petron Corp                                                       651,666
   243,840   Philippine Commercial International Bank                        1,114,339
   106,570   Philippine Long Distance Telephone                              2,476,149
   691,500   San Miguel Corp Class B                                         1,136,226
 3,216,000   Solid Group Inc *                                                  46,238
   593,000   SPI Technologies Inc                                              338,748
                                                                            ----------
                                                                            11,987,872
                                                                            ----------
             Singapore - 7.9%
    55,650   Creative Technology Ltd                                           720,671
   445,000   Natsteel Electronics                                            1,240,418
 1,008,000   Natsteel Ltd                                                      954,146
   132,310   Singapore Press Holdings                                        1,505,967
   724,000   Singapore Technologies Engineering Ltd                            622,253
   254,000   Venture Manufacturing                                           1,069,396
                                                                            ----------
                                                                             6,112,851
                                                                            ----------
             Thailand - 17.6%
   301,700   Advanced Info Service Public Co Ltd (Foreign Registered) (b)    2,101,876
   485,600   Bangkok Bank Plc (Foreign Registered) (b) *                       819,743
    50,200   Bangkok Insurance (Foreign Registered) (b)                        228,671
   315,900   BEC World Public Co Ltd (Foreign Registered) (b)                1,523,633


2             See accompanying notes to the financial statements.

GMO Asia Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

Shares       Description                                                                Value ($)
-------------------------------------------------------------------------------------------------
             Thailand- continued
   920,200   Cogeneration Public Co (Foreign Registered) (b) *                            536,290
   129,650   Delta Electronics Public Co Ltd (Foreign Registered) (b)                     569,737
    14,500   Grammy Entertainment Plc (Foreign Registered) (b)                             62,165
   347,000   Hana Microelectronic Plc (Foreign Registered) (b) *                          781,029
   306,500   Italian-Thai Development Public Co Ltd (b) *                                 624,169
   184,700   KCE Electronics Plc (Foreign Registered) (b) *                               346,436
 1,160,000   Krung Thai Bank Public Co Ltd (b) *                                          505,091
   420,300   Land & House Public Co Ltd (Foreign Registered) (b) *                        236,503
   340,600   PTT Exploration and Production Public Co Ltd (Foreign Registered) (b) *    2,245,113
   228,576   Shinawatra Computer Public Co Ltd (Foreign Registered) (b) *                 630,850
 1,601,500   Shinawatra Satellite (Foreign Registered) (b) *                              826,068
 1,109,000   Siam Commercial Bank Plc (Foreign Registered) (b) *                          468,027
 1,107,000   Telecomasia (Foreign Registered) *                                           541,338
 1,504,230   United Broadcasting Plc (Foreign Registered) (b) *                           604,594
                                                                                       ----------
                                                                                       13,651,333
                                                                                       ----------

             TOTAL COMMON STOCKS (Cost $77,928,240)                                    64,311,207
                                                                                       ----------

             PREFERRED STOCKS - 2.3%
             Korea - 2.3%
    71,000   Samsung Electronics (Non Voting)                                           1,793,134
                                                                                       ----------

             TOTAL PREFERRED STOCKS (Cost $1,077,524)                                   1,793,134
                                                                                       ----------

             FULLY PAID SWAPS - 8.1%
             Singapore - 8.1%
   487,000   Development Bank of Singapore Local Share Swap (c)                         2,373,842
   574,000   Oversea Chinese Banking Corp Local Share Swap (c)                          2,551,043
   514,000   Overseas Union Bank Local Share Swap (c)                                   1,373,577
                                                                                       ----------
                                                                                        6,298,462
                                                                                       ----------

             TOTAL FULLY PAID SWAPS (Cost $7,568,683)                                   6,298,462
                                                                                       ----------


              See accompanying notes to the financial statements.              3

GMO Asia Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

   Shares/
Par Value ($)   Description                                                                 Value ($)
------------------------------------------------------------------------------------------------------
                RIGHTS & WARRANTS - 1.4%
                Korea - 0.0%
    41,826      Samsung Corp Rights 3/12/99 *                                                   29,058
                                                                                           -----------

                Phillippines - 0.7%
 1,141,900      Jolliebee FDS Warrants 2/24/03 *                                               535,037
                                                                                           -----------

                Thailand - 0.7%
   228,576      Shinawatra Computer Public Co Ltd (Foreign Registered) Rights 3/15/99 *        538,979
                                                                                           -----------


                TOTAL RIGHTS & WARRANTS (Cost $1,330,198)                                    1,103,074
                                                                                           -----------

                DEBT OBLIGATIONS - 3.5%
                China - 0.0%
$  100,000      Qingling Motor Co CV, 3.50% due 1/22/02                                         22,000
                                                                                           -----------

                Thailand - 0.8%
$  757,000      Tipco Asphalt Public Co, 2.75% due 9/19/06                                     601,815
                                                                                           -----------

                U.S. Government - 2.7%
$2,188,094      U.S. Treasury Inflation Indexed Note, 3.375% due 1/15/07 (a)                 2,110,144
                                                                                           -----------


                TOTAL DEBT OBLIGATIONS (Cost $2,846,011)                                     2,733,959
                                                                                           -----------

                SHORT-TERM INVESTMENTS - 2.1%
                Cash Equivalents - 2.1%
$1,600,000      First National Bank of Chicago Time Deposit, 4.81% due 3/01/99               1,600,000
                                                                                           -----------


                TOTAL SHORT-TERM INVESTMENTS (Cost $1,600,000)                               1,600,000
                                                                                           -----------

                TOTAL INVESTMENTS - 100.6%
                (Cost $92,350,656)                                                          77,839,836

                Other Assets and Liabilities (net) - (0.6%)                                   (435,815)
                                                                                           -----------

                TOTAL NET ASSETS - 100.0%                                                  $77,404,021
                                                                                           ===========

GMO Asia Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

--------------------------------------------------------------------------------

            Notes to the Schedule of Investments

            ADR American Depositary Receipt
            GDR Global Depository Receipt

            (a) This security is held as collateral for open futures contracts.

            (b) Valued by management (Note 1).

            (c) A derivitive security whose price is linked to the return on the underlying security.

            * Non-income producing security.

GMO Asia Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

--------------------------------------------------------------------------------

            At February 28, 1999, industry sector diversification of the Fund's equity investments was as follows:

            Industry Sector (Unaudited)

            Electronic Equipment           13.0%
            Telecommunications             13.0
            Food and Beverage               7.5
            Banking                         6.0
            Communications                  5.0
            Consumer Goods                  5.0
            Oil and Gas                     4.4
            Construction                    3.6
            Conglomerates                   3.2
            Real Estate                     2.9
            Machinery                       2.9
            Transportation                  2.9
            Utilities                       2.7
            Financial Services              2.7
            Automotive                      2.4
            Services                        2.4
            Metals and Mining               2.1
            Paper and Allied Products       1.7
            Health Care                     1.3
            Aerospace                       0.8
            Computers                       0.5
            Insurance                       0.3
            Miscellaneous                  13.7
                                          -----
                                          100.0%
                                          =====


6             See accompanying notes to the financial statements.

GMO Asia Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities - February 28, 1999
--------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $92,350,656) (Note 1)                             $  77,839,836
   Foreign currency, at value (cost $436,161) (Note 1)                                 546,166
   Cash                                                                                 60,476
   Receivable for open swap contracts (Notes 1 and 6)                                1,562,618
   Dividends and interest receivable                                                   305,392
   Receivable for expenses waived or borne by Manager (Note 2)                          22,429
                                                                                 -------------
      Total assets                                                                  80,336,917
                                                                                 -------------
Liabilities:
   Payable for investments purchased                                                   666,155
   Net payable for open forward foreign currency contracts (Notes 1 and 6)              47,206
   Accrued Malaysian repatriation taxes (Note 1)                                     2,095,148
   Payable to affiliate for (Note 2):
      Management fee                                                                    59,824
      Shareholder service fee                                                            8,974
   Accrued expenses                                                                     55,589
                                                                                 -------------
      Total liabilities                                                              2,932,896
                                                                                 -------------
Net assets                                                                       $  77,404,021
                                                                                 =============
Net assets consist of:
   Paid-in capital                                                               $ 102,381,252
   Accumulated undistributed net investment income                                     157,775
   Accumulated net realized loss                                                   (10,148,159)
   Net unrealized depreciation                                                     (14,986,847)
                                                                                 -------------
                                                                                 $  77,404,021
                                                                                 =============
Net assets attributable to Class III Shares                                      $  77,404,021
                                                                                 =============
Shares outstanding - Class III                                                      10,094,391
                                                                                 =============
Net asset value per share - Class III                                            $        7.67
                                                                                 =============


              See accompanying notes to the financial statements.              7

GMO Asia Fund
(A Series of GMO Trust)

Statement of Operations - Year Ended February 28, 1999
--------------------------------------------------------------------------------

Investment income:
   Dividends (net of foreign tax expense of $247,716)                       $  1,264,034
   Interest                                                                      434,917
                                                                            ------------
      Total income                                                             1,698,951
                                                                            ------------
Expenses:
   Management fee (Note 2)                                                       740,141
   Custodian fees                                                                220,870
   Audit fees                                                                     39,468
   Transfer agent fees                                                            27,929
   Legal fees                                                                      2,188
   Registration fees                                                               2,081
   Trustees fees (Note 2)                                                            638
   Miscellaneous                                                                   8,426
   Fees waived or borne by Manager (Note 2)                                     (221,148)
                                                                            ------------
                                                                                 820,593
   Shareholder service fee - Class III (Note 2)                                  111,021
                                                                            ------------
      Net expenses                                                               931,614
                                                                            ------------
         Net investment income                                                   767,337
                                                                            ------------
Realized and unrealized gain (loss):
      Net realized gain (loss) on:
         Investments                                                          (8,572,598)
         Closed swap contracts                                                (3,120,181)
         Foreign currency, forward contracts and foreign currency related
            transactions                                                         831,460
                                                                            ------------
               Net realized loss                                             (10,861,319)
                                                                            ------------
      Change in net unrealized appreciation (depreciation) on:
         Investments (Note 1)                                                (17,018,505)
         Open swap contracts                                                   1,562,618
         Foreign currency, forward contracts and foreign currency related
            transactions                                                          54,965
                                                                            ------------
               Net unrealized loss                                           (15,400,922)
                                                                            ------------
      Net realized and unrealized loss                                       (26,262,241)
                                                                            ------------
Net decrease in net assets resulting from operations                        $(25,494,904)
                                                                            ============


8             See accompanying notes to the financial statements.

GMO Asia Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                    Period from February 18, 1998
                                                                  Year Ended        (commencement of operations)
                                                              February 28, 1999         to February 28, 1998
                                                              -----------------         --------------------
Increase (decrease) in net assets:
Operations:
   Net investment income                                        $    767,337                $      9,195
   Net realized gain (loss)                                      (10,861,319)                     82,979
   Change in net unrealized appreciation (depreciation)          (15,400,922)                    414,075
                                                                ------------                ------------
   Net increase (decrease) in net assets resulting
     from operations                                             (25,494,904)                    506,249
                                                                ------------                ------------

Distributions to shareholders from:
   Net investment income - Class III                                (877,511)                         --
   In excess of net investment income - Class III                   (673,683)                         --
                                                                ------------                ------------
                                                                  (1,551,194)                         --
                                                                ------------                ------------

Net share transactions - Class III (Note 5)                       64,289,234                  39,654,636
                                                                ------------                ------------

   Total increase in net assets                                   37,243,136                  40,160,885

Net assets:
   Beginning of period                                            40,160,885                          --
                                                                ------------                ------------
   End of period (including accumulated
      undistributed net investment income
      of $157,775 and $110,171, respectively)                   $ 77,404,021                $ 40,160,885
                                                                ============                ============


              See accompanying notes to the financial statements.              9

GMO Asia Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                                       Period from February 18, 1998
                                                                    Year Ended          (commencement of operations)
                                                                 February 28, 1999          to February 28, 1998
                                                                 -----------------          --------------------
Net asset value, beginning of period                                $    10.44                   $    10.00
                                                                    ----------                   ----------

Income (loss) from investment operations:
  Net investment income                                                   0.08(b)                      0.01(b)
  Net realized and unrealized gain (loss)                                (2.69)                        0.43
                                                                    ----------                   ----------

    Total from investment operations                                     (2.61)                        0.44
                                                                    ----------                   ----------

Less distributions to shareholders from:
  Net investment income                                                  (0.08)                          --
  In excess of net investment income                                     (0.08)                          --
                                                                    ----------                   ----------
                                                                         (0.16)                          --
                                                                    ----------                   ----------

Net asset value, end of period                                      $     7.67                   $    10.44
                                                                    ==========                   ==========

Total Return (a)                                                        (25.03%)                       4.40%

Ratios/Supplemental Data:

     Net assets, end of period (000's)                              $   77,404                   $   40,161
     Net expenses to average daily net assets                             1.26%                        2.52%*
     Net investment income to average daily net assets                    1.04%                        2.86%*
     Portfolio turnover rate                                                61%                           1%
     Fees and expenses voluntarily waived or borne by the
        Manager consisted of the following per share amounts:       $     0.02                   $     0.01

*     Annualized

(a) Calculation excludes subscription and redemption fees. The total return would have been lower had certain expenses not been waived during the periods shown.

(b)   Computed using average shares outstanding throughout the period.


10            See accompanying notes to the financial statements.

GMO Asia Fund
(A Series of GMO Trust)

Notes to Financial Statements
February 28, 1999
--------------------------------------------------------------------------------

1.    Significant accounting policies

      GMO Asia Fund (the "Fund"), which commenced operations on February 18, 1998, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

      The Fund seeks long-term capital appreciation through investment in and exposure to equity and equity-related securities of issuers in countries in Asia.

      The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      Portfolio valuation

      Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      On September 1, 1998, the Malaysian government introduced capital controls effectively eliminating trading of the Malaysian ringgit. Effective February 4, 1999, the Malaysian government modified these restrictions. Funds invested in Malaysia as of February 15, 1999 and repatriated within one year of September 1, 1998, or one year from the date of the investment if after September 1, 1998, are subject to a graduated repatriation tax on the principal invested with a maximum of 30%. The Fund has recorded an accrual in the amount of $2,095,148 for potential repatriation tax on principal invested prior to February 15, 1999. The accrual for Malaysian repatriation taxes is included in the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Funds invested in Malaysia on or after February 15, 1999 are subject to a repatriation tax on capital gains of 30% for currency repatriated in less than one year of the initial investment and 10% for currency repatriated after one year of the initial investment. The Fund has not made any additional investments in Malaysia on or after February 15, 1999 and accordingly no tax provision for capital gains has been accrued.

GMO Asia Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

      Foreign currency translation

      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      Forward currency contracts

      The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of February 28, 1999.

      Swap agreements

      The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to the equity markets. The Fund enters into total return swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that

GMO Asia Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

      there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the price of the security or index underlying these transactions. See Note 6 for a summary of the open swap agreements as of February 28, 1999.

      Taxes

      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

      Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

      Distributions to shareholders

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

      Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to foreign currency and swap transactions.

      The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 28, 1999. This reclassification has no impact on net investment income, realized gain/loss and net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

         Accumulated
      Undistributed Net        Accumulated Net Realized
      Investment Income               Gain/(Loss)                Paid-in Capital
      -----------------        ------------------------          ---------------
          $831,461                     $731,157                    ($1,562,618)

      Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

GMO Asia Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

      Security transactions and related investment income

      Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      Expenses

      The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

      Purchases and redemptions of Fund shares

      The premium on cash purchases of Fund shares is 1.20% of the amount invested. In the case of cash redemptions, the fee is .40% of the amount redeemed. These fees will be reduced by 50% with respect to any portion of a purchase or redemption that is offset by a corresponding redemption or purchase, respectively, occurring on the same day. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. Purchase premiums are included as part of "shares sold" and redemption fees are included as part of "shares repurchased", respectively, as summarized in Note 5. For the year ended February 28, 1999, the Fund received $764,300 in purchase premiums and $1,282 in redemption fees. There is no premium for reinvested distributions. Normally, no purchase premium is charged with respect to in-kind purchases of Fund shares. A purchase premium of up to .20% may be charged on certain in-kind transactions.

      Investment risk

      Investments in emerging countries present certain risks that are not inherent in many other securities. Many emerging countries present elements of political and/or economic instability. The securities markets of emerging countries are generally smaller and less developed than the securities markets of the U.S. and developed foreign markets. Further, countries may impose various types of foreign currency regulations or controls which may impede the Fund's ability to repatriate amounts it receives. The Fund may acquire interests in securities in anticipation of improving conditions in the related countries. These factors may result in significant volatility in the values of its holdings. The markets for emerging countries are relatively illiquid. Accordingly, the Fund may not be able to realize in an actual sale amounts approximating those used to value its holdings.

2.    Fees and other transactions with affiliates

      GMO earns a management fee paid monthly at the annual rate of 1.00% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

GMO Asia Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

      GMO agreed to waive a portion of its fee and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding custody fees, brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceed .81% of average daily net assets.

      Effective March 1, 1999, GMO's contractual management fee was reduced to .81% of average daily net assets. GMO entered into a binding agreement effective until February 29, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding custody fees, brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

      The Manager has entered into a Consulting Agreement with Dancing Elephant, Ltd. (the "Consultant") with respect to the management of the portfolio. Payments made by the Manager to the Consultant will not affect the amounts payable by the Fund to the Manager or the Fund's expense ratio.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the year ended February 28, 1999, was $638. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    Purchases and sales of securities

      For the year ended February 28, 1999, cost of purchases and proceeds from sales of investments, other than short term obligations, were as follows:

                                                    Purchases          Proceeds
                                                    ---------          --------
      U.S. Government Securities                  $  2,125,168       $        --

      Investments (non-U.S. Government
      securities)                                  111,351,861        39,939,092

      At February 28, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in the value of investments held were as follows:

                             Gross Unrealized     Gross Unrealized       Net Unrealized
        Aggregate Cost         Appreciation         Depreciation          Depreciation
      -------------------   -------------------   ------------------    ------------------
         $92,546,640            $3,803,513           $18,510,317           $14,706,804

4.    Principal shareholders

      At February 28, 1999, 63.4% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares.

GMO Asia Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

5.    Share transactions

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including the purchase premiums and redemption fees received by the Fund, were as follows:

                                                        Period from February 18, 1998
                                 Year Ended              (commencement of operations)
                              February 28, 1999              to February 28, 1999
                         ----------------------------    ---------------------------
      Class III:            Shares          Amount          Shares         Amount
                         ------------    ------------    ------------   ------------
      Shares sold           6,185,511    $ 63,691,637       3,845,283   $ 39,654,636

      Shares issued to
      shareholders in
      reinvestment of
      distributions           113,130         916,087              --             --

      Shares
      repurchased             (49,533)       (318,490)             --             --
                         ------------    ------------    ------------   ------------

      Net increase          6,249,108    $ 64,289,234       3,845,283   $ 39,654,636
                         ============    ============    ============   ============

6.    Financial instruments

      A summary of outstanding financial instruments at February 28, 1999 is as follows:

      Short forward currency contract

                                                                      Net
      Settlement                          Units                    Unrealized
         Date        Deliver/Receive   of Currency      Value     Depreciation
      ----------     ---------------   -----------    ----------  ------------

       3/23/99             SGD          11,334,785    $6,589,650    $(47,206)

      Currency Abbreviation:

      SGD   Singapore Dollar

GMO Asia Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

Swap agreements

    Notional       Expiration                                          Net Unrealized
     Amount           Date                  Description                 Appreciation
----------------   ----------  -------------------------------------  ----------------

  $  1,240,294       3/02/99   Agreement with Indosuez W.I. Carr         $   943,167
                               Ltd. dated 3/02/98 to receive (pay)
                               the notional amount multiplied by
                               the return on the Thailand SET
                               Index and to pay the notional
                               amount multiplied by 6 month LIBOR
                               adjusted by a specified spread.

      811,867        3/03/99   Agreement with Indosuez W.I. Carr             619,451
                               Ltd. dated 3/03/98 to receive (pay)
                               the notional amount multiplied by
                               the return on the Thailand SET
                               Index and to pay the notional
                               amount multiplied by 6 month LIBOR
                               adjusted by a specified spread.
                                                                         -----------
                                                                         $ 1,562,618
                                                                         ===========

GMO Asia Fund
(A Series of GMO Trust)

Federal Tax Information - (Unaudited)
February 28, 1999
--------------------------------------------------------------------------------

For the fiscal year ended February 28, 1999, all the Fund's distributions are from investment company taxable income.

The Fund has elected to defer to March 1, 1999 post-October capital losses of $850,240 and foreign currency losses of $54,871.

At February 28, 1999 the Fund had a capital loss carryforward available to offset future capital gains, if any, of the following amount:

                  Year of Expiration                Amount
                  ------------------                ------
                         2007                   $   9,101,937

GMO Asia Fund
(A Series of GMO Trust)

Portfolio Managers

Mr. R. Jeremy Grantham and Mr. Arjun Divecha are primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Grantham has been with GMO since its founding in 1977. Mr. Divecha is the principal of Dancing Elephant Ltd., which serves as consultant to the Fund. Dancing Elephant Ltd. has an exclusive consulting management agreement with GMO.

Management Discussion and Analysis of Fund Performance

The Class III shares of the GMO Asia Fund returned -25.0% for the fiscal year ended February 28, 1999. The Fund's benchmark, the GMO Asia 7 Index, returned -17.2% during the same period. The Morgan Stanley Emerging Markets Far East Free Index was down -27.4% over the same period. Consistent with the Fund's investment objectives and policies, the Fund was invested substantially in common stocks throughout the period.

Country selection added 4.3%. The fund was strongly overweight Thailand, Singapore and Korea and held no investments in Taiwan. Korea returned +15% and Taiwan lost -27 % for the period.

Stock selection detracted 12%, relative to the benchmark. Most of our underperformance was during the last quarter in 1998 when low quality stocks had a massive rally. We had anticipated that the bottoming process of the Asian crisis would take longer, with greater pain than the markets are currently anticipating. Thus, we had a high quality bias in the portfolio, coupled with export earners, which we expected to benefit from currency weakness. However, Asian currencies appreciated and interest rate sensitive stocks (including financials) soared. As a result, our defensive stance hurt performance. The poorest quality stocks (in terms of ROE) outperformed the highest quality stocks by 30% to 40% this quarter. A bright spot in stock selection was our overweight position on Singaporean banks (the only financials in Asia we like), which gained 150% to 200%.

Outlook

Looking at the positioning of the portfolio going forward, we have reduced the emphasis on high quality exporters and moved towards economically sensitive stocks. Our country weights remain broadly the same, with large overweights in Korea, Thailand and Singapore and large underweights in China and Taiwan. As a result of the capital controls imposed in Malaysia, we have not moved money in or out of the country, but have retargeted the portfolio towards high yielding multinationals (such as Rothmans, Nestle, Carlsberg and Guinness). These companies have strong franchises, are extremely cheap on fundamentals and pay double-digit dividends, which can be freely repatriated and are not subject to capital controls. Our models have turned extremely positive on Malaysia and we will probably add to our position once controls are fully lifted.

The overall portfolio has a minor bet on smaller, value-oriented companies vis-a-vis the benchmark. The sources of predicted outperformance are 70% country selection and 30% stock selection. The fund is underweight banks and financials (as they will require massive recapitalization in the form of rights issues) and overweight consumer and service oriented companies.

The three elements that caused the Asian crisis - over investment, focus on top line GDP growth and politically driven lending - cause us to worry about China more than any other Asian economy. The China crisis is ahead of us, not behind us, unlike the rest of Asia. Nevertheless, we foresee a slow unfolding of this crisis rather than a catastrophic event, which should have only a minor impact on the other Asian markets.

The views expressed here are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC Management. They are not meant as investment advice.

--------------------------------------------------------------------------------

            Comparison of Change in Value of a $10,000 Investment in GMO Asia Fund Class III Shares and the MSCI EMF Asia Idex
                            As of February 28, 1999

--------------------------------------------------------------------------------
                          Average Annual Total Return
--------------------------------------------------------------------------------
                                                           Since
                         1 Year                          Inception
--------------------------------------------------------------------------------
Class                                                     2/18/98
 III                     -26.2%                            -22.5%
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]


                   GMO Asia Fund
  Date           Class III Shares    MSCI EMF Asia Index     GMO Asia 7 Index
  ----           ----------------    -------------------     ----------------
 1/31/98               9,880              10,000                 10,000
 2/18/98              10,423              10,690                 11,030
 3/31/98               6,797               7,144                  6,789
 6/30/98               5,522               6,122                  6,233
 9/30/98               8,440               8,189                  9,720
12/31/98               7,694               8,048                  9,111
 2/28/99

Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on reinvested distributions. Each performance figure assumes purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of 120 bp on the purchase and 40 bp on the redemption. Transaction fees are paid to the Fund to cover trading costs. Past performance is not indicative of future results. Information is unaudited.

GMO Evolving Countries Fund
(A Series of GMO Trust)
Annual Report
February 28, 1999

                        Report of Independent Accountants

To the Trustees of GMO Trust and the Shareholders of GMO Evolving Countries Fund (A Series of GMO Trust)

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Evolving Countries Fund at February 28, 1999 and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
April 16, 1999

GMO Evolving Countries Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
February 28, 1999

  Shares     Description                                               Value ($)
--------------------------------------------------------------------------------

             COMMON STOCKS - 82.0%
             Brazil - 6.1%
   145,000   Brahma ON                                                    42,277
 1,200,000   Companhia Petroquimica do Sul                                24,289
24,293,000   Companhia Siderurgica Nacional SA                           216,588
23,909,000   Electrobras                                                 311,220
    27,691   Souza Cruz (Registered)                                     173,486
     7,000   Telebras Holders ADR                                        451,938
17,000,000   Telebras Receipts                                           577,590
    15,800   Vale Do Rio Doce                                            140,106
     5,000   Vidraria Santa Marina                                         6,024
                                                                      ----------
                                                                       1,943,518
                                                                      ----------
             Chile - 5.1%
     4,900   Banco BHIF ADR *                                             49,306
     4,700   Banco de Edward ADR                                          51,113
     6,000   Banco Santander ADR                                          85,875
     3,000   Banco Santiago ADR                                           54,188
     9,600   Chilectra SA ADR                                            186,048
     4,600   Compania Cervecerias                                         89,125
    12,400   Compania de Telefones de Chile ADR                          274,350
    12,100   Distribucion y Servicio ADR *                               135,369
    10,800   Empresa Natl de Electricidad ADR                            136,350
    14,100   Gener SA ADR                                                211,500
    41,000   Quinenco SA ADR                                             333,125
                                                                      ----------
                                                                       1,606,349
                                                                      ----------
             China - 0.8%
   140,000   China Telecom Ltd Class H *                                 248,459
                                                                      ----------
             Egypt - 1.0%
       725   Al Ahram Beverage Co *                                       48,044
     4,700   Eastern Tobacco Co                                          138,165
     2,270   Egyptian International Pharmaceuticals Industries Co        130,181
                                                                      ----------
                                                                         316,390
                                                                      ----------
             Greece - 2.6%
       999   Alpha Credit Bank                                           114,692
     1,964   Ergo Bank                                                   159,479
     3,989   Hellenic Bottling Co                                        133,035
     8,008   Hellenic Telecommunication Organization SA                  210,924
     2,997   National Bank of Greece                                     219,228
                                                                      ----------
                                                                         837,358
                                                                      ----------
             India - 0.9%
        50   Castrol India                                                   942
    13,000   Satyam Computer Service *                                   279,953
                                                                      ----------
                                                                         280,895
                                                                      ----------
             Indonesia - 5.1%
 6,450,000   Bank International *                                        182,461
   349,000   Gudang Garam                                                485,737
     9,000   Gulf Resources Ltd ADR *                                     67,500
    90,000   HM Sampoerna *                                               65,686


              See accompanying notes to the financial statements.              1

GMO Evolving Countries Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

  Shares    Description                                                Value ($)
--------------------------------------------------------------------------------

            Indonesia - continued
1,321,000   Indah Kiat Pulp & Paper *                                    313,901
   96,000   International Nickel *                                        48,339
  124,500   PT Daya Guna Samudera                                         60,577
  185,000   PT Indofood Sukses Makmur Tbk *                               98,911
  127,500   PT Indosat (Persero) Tbk                                     176,011
  482,000   PT Pabrik Kertas Tjiwi Kimia *                                95,446
    6,500   Semen Gresik                                                   6,841
                                                                       ---------
                                                                       1,601,410
                                                                       ---------
            Korea - 15.0%
    9,360   Cheil Jedang Corp                                            251,691
  149,000   Daewoo Corp                                                  381,177
   25,000   Daewoo Heavy Industries                                       84,185
   54,000   Daewood Electronics *                                        238,333
   13,700   Hana Bank                                                    127,650
    6,100   Housing & Commercial Bank                                     94,479
    9,400   Hyundai Heavy Industries                                     184,389
   21,033   Hyundai Merchant Marine                                      260,441
   14,300   Kookmin Bank                                                  97,009
   14,000   Korea Electric Power Corp                                    330,691
   11,000   LG Chemicals Ltd                                             119,575
    6,000   LG Electronics Co                                             60,564
    5,000   LG Information & Communication                               145,484
    4,000   Pohang Iron & Steel ADR *                                     62,500
   11,520   Pohang Iron & Steel (b)                                      614,326
   93,000   Samsung Corp                                                 444,667
    2,343   Samsung Electro Mechanics                                     44,619
    8,779   Samsung Electronics                                          618,512
    1,796   Samsung Electronics GDR 144A (1/2 Voting)                     74,354
    7,614   Samsung Electronics GDS 144A (Non Voting)                    109,071
   24,317   Samsung Heavy Industries Co Ltd *                            106,927
      100   SK Telecom (b)                                                75,373
   17,600   Ssangyong Oil Refining                                       253,175
                                                                       ---------
                                                                       4,779,192
                                                                       ---------
            Malaysia - 10.7%
  297,000   Berjaya Sports Toto                                          394,697
   63,000   Carlsberg Brew Malaysia                                      169,105
   66,400   Genting Berhad                                               151,147
  140,000   Golden Hope Plantations Berhad                               140,000
  194,000   Guinness Anchor Berhad                                       188,895
  415,000   Highlands and Lowlands Berhad                                250,092
   28,000   Kuala Lumpur Kepong Berhad                                    40,158
  934,000   Kumpulan Guthrie Berhad                                      597,268
  204,000   Malaysian International Shipping (Foreign Registered)        266,274
   77,000   Nestle Malaysia                                              297,868
  114,000   Rothmans of Pall Mall Berhad                                 657,000
1,077,000   Tan Chong International Ltd                                  102,866
  503,000   Tan Chong Motor Holdings Berhad                              144,282
                                                                       ---------
                                                                       3,399,652
                                                                       ---------


2             See accompanying notes to the financial statements.

GMO Evolving Countries Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

  Shares       Description                                             Value ($)
--------------------------------------------------------------------------------

               Mexico - 1.0%
    8,700      Alfa SA Class A                                            21,411
   22,000      Carso Global Telecom Class A                               93,923
   18,000      Cemex SA Class B                                           55,419
    5,900      Grupo Carso SA de CV Class A                               19,617
   20,000      Grupo Industrial Bimbo Class A                             39,779
    6,000      Grupo Modelo SA Class C                                    13,320
    4,000      Grupo Televisa SA PTG Certs (1A,L & D) *                   54,847
    6,000      Kimberly Clark Class A                                     18,533
                                                                       ---------
                                                                         316,849
                                                                       ---------
               Pakistan - 0.3%
   77,760      Pakistan State Oil                                        103,312
                                                                       ---------

               Phillippines - 6.8%
  792,000      Ayala Corp                                                259,255
  270,000      Ayala Land Inc                                             79,718
  363,000      Benpres Holdings Corp *                                    48,462
  700,000      Cosmos Bottling Corp                                       50,321
   43,900      Equitable Banking Corp                                     68,752
1,400,000      Filinvest Land *                                          113,222
   94,410      Manila Electric Class B                                   293,289
   28,680      Metro Bank & Trust Co                                     206,172
1,581,000      Petron Corp                                               194,834
    2,800      Philippine Commercial International Bank                   12,796
   21,250      Philippine Long Distance Telephone                        493,742
  139,500      San Miguel Corp Class B                                   229,217
  491,000      SM Prime Holdings                                          94,544
                                                                       ---------
                                                                       2,144,324
                                                                       ---------
               Poland - 0.1%
    3,500      Agora SA GDR                                               38,763
                                                                       ---------

               Russia - 5.5%
   11,900      Gazprom ADR 144A                                          104,423
  103,000      Irkutskenergo ADR                                         243,101
   32,600      Lukoil Holding Co ADR                                     684,600
       74      Norilsk Nickel RDC *                                       25,900
   59,000      Norilsk Nickel (Registered) (b) *                          67,850
   43,140      RAO Gazprom ADR (Reg S)                                   378,554
   16,500      Rostelecom ADR                                             80,438
   46,000      Rostelecom (b) *                                           36,340
   23,000      Surgutneftegaz ADR                                        116,141
                                                                       ---------
                                                                       1,737,347
                                                                       ---------
               South Africa - 12.8%
   27,000      Amalgamated Bank of South Africa                          117,676
   19,560      Anglo American Corp of South Africa                       610,007
   10,900      Anglo American Platinum Corp                              179,115
    4,000      Anglo Gold Ltd                                            145,924
   20,563      Bidvest Group Ltd *                                       158,662


              See accompanying notes to the financial statements.              3

GMO Evolving Countries Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

  Shares     Description                                                                Value ($)
-------------------------------------------------------------------------------------------------
             South Africa - continued
    20,000   Comparex Holding Ltd                                                         156,578
    18,800   De Beers Centenary Link Units                                                324,107
     5,500   De Beers Consolidated Mines Ltd ADR                                           94,188
    33,029   Dimension Data Holdings *                                                    134,355
     3,028   Edgars Stores Ltd                                                             12,904
   140,700   Firstrand                                                                    148,763
     7,900   Investec Group Ltd                                                           302,738
    16,300   Liberty Life Association of Africa Ltd                                       224,437
     9,900   Nedcor Ltd                                                                   200,397
    47,600   Rembrandt Group Ltd                                                          311,955
    68,300   Sasol Ltd                                                                    266,254
    41,400   South Africa Brews                                                           601,453
    33,000   Standard Bank Investment Corp                                                 93,753
                                                                                       ----------
                                                                                        4,083,266
                                                                                       ----------
             Thailand - 5.8%
    21,500   Advanced Info Service Public Co Ltd (Foreign Registered) (b)                 149,786
   138,100   Bangkok Bank Plc (Foreign Registered) (b) *                                  233,127
   198,000   Bank of Ayudhya Plc (Foreign Registered) (b) *                                59,687
    17,200   BEC World Public Co Ltd                                                       82,958
    16,000   Delta Electronics Public Co Ltd                                               70,311
    19,900   Delta Electronics Public Co Ltd (Foreign Registered) (b)                      87,449
    68,200   Electricity Generating Public Co Ltd (Foreign Registered) (b) *              148,023
    15,000   Grammy Entertainment Plc (Foreign Registered) (b)                             64,309
    41,700   Italian-Thai Development Public Co. Ltd (b) *                                 84,920
   208,000   KR Precision Plc (Foreign Registered) (b) *                                   75,241
    88,000   Krung Thai Bank Public Co Ltd *                                               38,317
   201,000   Krung Thai Bank Public Co Ltd (b) *                                           87,520
    25,400   PTT Exploration and Production Public Co Ltd (Foreign Registered) (b) *      167,428
     4,636   Shinawatra Computer Public Co Ltd (Foreign Registered) (b) *                  12,795
     7,000   Siam Cement Plc (Foreign Registered) (b) *                                   144,802
   131,200   Siam Commercial Bank Plc (Foreign Registered) (b) *                           55,370
    65,000   Telecomasia Corp Public Co Ltd *                                              31,786
   116,900   Telecomasia (Foreign Registered) *                                            57,166
    85,000   Thai Farmers Bank Plc (Foreign Registered) (b) *                             142,350
    94,600   Thai Telephone & Telecommunications (Foreign Registered) (b) *                12,674
    28,000   United Broadcasting Plc (Foreign Registered) (b) *                            11,254
    46,200   United Broadcasting Plc *                                                     18,569
                                                                                       ----------
                                                                                        1,835,842
                                                                                       ----------
             Venezuela - 2.4%
    44,900   Compania Anonima Nacional Telefonos de Venezuela (CANTV) Sponsored ADR       698,756
    32,300   Siderurgica Venezolana (Sivensa) Registered ADR Class A                       64,600
                                                                                       ----------
                                                                                          763,356
                                                                                       ----------

             TOTAL COMMON STOCKS (Cost $33,547,176)                                    26,036,282
                                                                                       ----------


4             See accompanying notes to the financial statements.

GMO Evolving Countries Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

  Shares/
Par Value($)  Description                                                                 Value ($)
---------------------------------------------------------------------------------------------------
              DEBT OBLIGATIONS - 7.1%
              United States - 7.1%
 $2,332,933   U.S. Treasury Inflation Indexed Note, 3.375% due 1/15/07 (a) *              2,249,818
                                                                                        -----------

              TOTAL DEBT OBLIGATIONS (Cost $2,265,632)                                    2,249,818
                                                                                        -----------

              INVESTMENT FUNDS - 3.6%
              Taiwan - 3.2%
    183,400   R.O.C. Taiwan Fund                                                          1,008,700
                                                                                        -----------

              United States - 0.4%
     15,000   Morgan Stanley Emerging Markets Fund                                          129,375
                                                                                        -----------

              TOTAL INVESTMENT FUNDS (Cost $1,299,461)                                    1,138,075
                                                                                        -----------

              PREFERRED STOCKS - 4.2%
              Brazil - 3.6%
    497,372   Banco Bradesco Receipts *                                                       1,961
 24,834,578   Banco Bradesco SA                                                              97,901
  1,000,000   Banco Estado Sao Paulo                                                         26,506
    190,000   Brahma PN                                                                      70,506
 24,145,000   Electrobras Class B (Registered)                                              324,648
  6,650,000   Elektro                                                                        29,164
    451,898   Investimentos Itau SA                                                         182,937
    280,000   Itaubanco SA (Registered)                                                      96,482
  1,330,000   Petroleo Brasileiro SA (Petrobras)                                            103,266
  3,177,000   Telebras Receipts                                                             201,797
                                                                                        -----------
                                                                                          1,135,168
                                                                                        -----------
              Korea - 0.6%
     11,600   Samsung Display Devices                                                       190,094
                                                                                        -----------

              TOTAL PREFERRED STOCKS (Cost $1,911,185)                                    1,325,262
                                                                                        -----------

              RIGHTS & WARRANTS - 0.3%
              Korea - 0.1%
     30,629   Samsung Corp Rights 3/12/99                                                    21,279
                                                                                        -----------

              Phillippines - 0.2%
    132,000   Jolliebee FDS Warrants 2/24/03 *                                               61,849
                                                                                        -----------

              Thailand - 0.0%
      4,636   Shinawatra Computer Public Co Ltd (Foreign Registered) Rights 3/15/99 *        10,932
                                                                                        -----------

              TOTAL RIGHTS & WARRANTS (Cost $80,166)                                         94,060
                                                                                        -----------


              See accompanying notes to the financial statements.              5

GMO Evolving Countries Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

 Par Value    Description                                                         Value ($)
-------------------------------------------------------------------------------------------
              SHORT-TERM INVESTMENTS - 4.1%
              Cash Equivalents - 4.1%
$ 1,300,000   First National Bank of Chicago Time Deposit, 4.81% due 3/01/99      1,300,000
                                                                                -----------

              TOTAL SHORT-TERM INVESTMENTS (Cost $1,300,000)                      1,300,000
                                                                                -----------

              TOTAL INVESTMENTS - 101.3%
              (Cost $40,403,620)                                                 32,143,497

              Other Assets and Liabilities (net) - (1.3%)                          (425,208)
                                                                                -----------

              TOTAL NET ASSETS - 100.0%                                         $31,718,289
                                                                                ===========

            Notes to the Schedule of Investments:

            ADR American Depositary Receipt
            GDR Global Depository Receipt
            GDS Global Depository Shares

            (a) All or a portion of this security is held as collateral for open swap contracts.

            (b) Valued by management (Note 1).

            144A Securities exempt from registration under Rule 144A of the securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers.

            * Non-income producing security.


6             See accompanying notes to the financial statements.

GMO Evolving Countries Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

--------------------------------------------------------------------------------

            At February 28, 1999, industry sector diversification of the Fund's equity investments was as follows:

            Industry Sector (Unaudited)

            Telecommunications              9.6%
            Utilities                       9.4
            Food and Beverage               8.4
            Banking                         8.1
            Electronic Equipment            7.3
            Financial Services              6.5
            Oil and Gas                     6.2
            Conglomerates                   6.0
            Consumer Goods                  5.6
            Metals and Mining               4.9
            Real Estate                     3.1
            Communications                  3.0
            Transportation                  1.8
            Paper and Allied Products       1.4
            Machinery                       1.3
            Services                        1.2
            Construction                    1.0
            Computers                       0.9
            Automotive                      0.8
            Insurance                       0.8
            Chemicals                       0.5
            Health Care                     0.4
            Miscellaneous                  11.8
                                          -----
                                          100.0%
                                          =====


              See accompanying notes to the financial statements.              7

GMO Evolving Countries Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities - February 28, 1999
--------------------------------------------------------------------------------

Assets:
     Investments, at value (cost $40,403,620) (Note 1)                            $ 32,143,497
     Foreign currency, at value (cost $307,786) (Note 1)                               326,656
     Cash                                                                              107,418
     Receivable for investments sold                                                    65,623
     Receivable for Fund shares sold                                                     2,880
     Dividends and interest receivable                                                 220,363
     Net receivable for open forward foreign currency contracts (Notes 1 and 6)         28,675
     Receivable for open swap contracts (Notes 1 and 6)                                484,966
     Receivable for expenses waived or borne by Manager (Note 2)                         9,920
                                                                                  ------------
         Total assets                                                               33,389,998
                                                                                  ------------

Liabilities:
     Payable for investments purchased                                                 791,926
     Accrued Malaysian repatriation taxes (Note 1)                                     743,860
     Accrued capital gain taxes payable (Note 1)                                        52,578
     Payable to affiliate for (Note 2):
         Management fee                                                                 20,045
         Shareholder service fee                                                         3,692
     Accrued expenses                                                                   59,608
                                                                                  ------------
         Total liabilities                                                           1,671,709
                                                                                  ------------

Net assets                                                                        $ 31,718,289
                                                                                  ============
Net assets consist of:
     Paid-in capital                                                              $ 54,817,168
     Distributions in excess of net investment income                                  (41,489)
     Accumulated net realized loss                                                 (14,529,528)
     Net unrealized depreciation                                                    (8,527,862)
                                                                                  ------------
                                                                                  $ 31,718,289
                                                                                  ============

Net assets attributable to Class III Shares                                       $ 31,718,289
                                                                                  ============

Shares outstanding - Class III                                                       5,527,608
                                                                                  ============

Net asset value per share - Class III                                             $       5.74
                                                                                  ============


8             See accompanying notes to the financial statements.

GMO Evolving Countries Fund
(A Series of GMO Trust)

Statement of Operations - Year Ended February 28, 1999
--------------------------------------------------------------------------------

Investment income:
     Dividends (net of foreign tax expense of $160,220)            $  1,813,293
     Interest                                                           301,190
                                                                   ------------
            Total income                                              2,114,483
                                                                   ------------

Expenses:
     Management fee (Note 2)                                            343,836
     Custodian fees                                                     180,037
     Audit fees                                                          45,044
     Transfer agent fees                                                 26,285
     Registration fees                                                    7,846
     Legal fees                                                           1,089
     Trustees fees (Note 2)                                                 184
     Miscellaneous                                                       22,155
     Fees waived or borne by Manager (Note 2)                          (145,463)
                                                                   ------------
                                                                        481,013
     Shareholder service fee - Class III (Note 2)                        64,403
                                                                   ------------

         Net expenses                                                   545,416
                                                                   ------------

            Net investment income                                     1,569,067
                                                                   ------------

Realized and unrealized gain (loss):
     Net realized gain (loss) on:
         Investments                                                (12,257,134)
         Closed swap contracts                                         (701,354)
         Foreign currency, forward contracts and foreign
             currency related transactions                             (648,208)
                                                                   ------------
            Net realized loss                                       (13,606,696)
                                                                   ------------

     Change in net unrealized appreciation (depreciation) on:
         Investments (Note 1)                                        (8,017,740)
         Foreign currency, forward contracts and foreign
             currency related transactions                                8,276
         Open swap contracts                                            484,966
                                                                   ------------
            Net unrealized loss                                      (7,524,498)
                                                                   ------------

     Net realized and unrealized loss                               (21,131,194)
                                                                   ------------

Net decrease in net assets resulting from operations               $(19,562,127)
                                                                   ============


              See accompanying notes to the financial statements.              9

GMO Evolving Countries Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                       Period from August 29, 1997
                                                                   Year Ended          (commencement of operations)
                                                               February 28, 1999           to February 28, 1998
                                                               -----------------           --------------------
Increase (decrease) in net assets:
Operations:
   Net investment income                                         $  1,569,067                  $     93,049
   Net realized loss                                              (13,606,696)                   (1,508,831)
   Change in net unrealized appreciation (depreciation)            (7,524,498)                   (1,003,364)
                                                                 ------------                  ------------

   Net decrease in net assets resulting from operations           (19,562,127)                   (2,419,146)
                                                                 ------------                  ------------

Distributions from shareholders from:
   Net investment income - Class III                               (1,117,606)                           --
                                                                 ------------                  ------------

Net share transactions - Class III (Note 5)                        12,699,670                    42,117,498
                                                                 ------------                  ------------

   Total increase (decrease) in net assets                         (7,980,063)                   39,698,352

Net assets:
   Beginning of period                                             39,698,352                            --
                                                                 ------------                  ------------
   End of period (including distributions in excess
      of net investment income of $41,489 and
      accumulated undistributed net investment
      income of $137,543, respectively)                          $ 31,718,289                  $ 39,698,352
                                                                 ============                  ============


10            See accompanying notes to the financial statements.

GMO Evolving Countries Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                          Period from August 29, 1997
                                                    Year Ended            (commencement of operations)
                                                 February 28, 1999            to February 28, 1998
                                                 -----------------            --------------------
Net asset value, beginning of period                $     8.61                     $    10.00
                                                    ----------                     ----------

Income from investment operations:
  Net investment income                                   0.23                           0.03+
  Net realized and unrealized loss                       (2.94)                         (1.42)
                                                    ----------                     ----------

     Total from investment operations                    (2.71)                         (1.39)
                                                    ----------                     ----------

Less distributions to shareholders:
  From net investment income                             (0.16)                            --
                                                    ----------                     ----------

     Total distributions                                 (0.16)                            --
                                                    ----------                     ----------

Net asset value, end of period                      $     5.74                     $     8.61
                                                    ==========                     ==========

Total Return (a)                                        (31.60%)                       (13.90%)

Ratios/Supplemental Data:

  Net assets, end of period (000's)                 $   31,718                     $   39,698
  Net expenses to average
    daily net assets                                      1.27%                          1.65%*(b)
  Net investment income to average
    daily net assets                                      3.65%                          0.78%*
  Portfolio turnover rate                                  158%                            56%
  Fees and expenses voluntarily waived or
    borne by the Manager consisted of
    the following per share amounts:                $     0.02                     $     0.03

+     Computed using average shares outstanding throughout the period.

*     Annualized.

(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.

(b) Includes stamp duties and transfer taxes not waived or borne by the manager, which approximate .16% of average daily net assets.


              See accompanying notes to the financial statements.             11

GMO Evolving Countries Fund
(A Series of GMO Trust)

Notes to Financial Statements
February 28, 1999
--------------------------------------------------------------------------------

1.    Significant accounting policies

      GMO Evolving Countries Fund (the "Fund"), which commenced operations on August 29, 1997, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

      The Fund seeks long-term capital appreciation consistent with a prudent level of risk through investment in equity and equity-related securities traded in the securities markets of newly industrializing countries in Asia, Latin America, the Middle East, Southern Europe, Eastern Europe, and Africa.

      The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      Portfolio valuation

      Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. The Fund has recorded an accrual in the amount of $52,578 for potential capital gains taxes at February 28, 1999. The accrual for capital gains taxes is included in net realized and unrealized loss in the Statement of Operations.

      On September 1, 1998, the Malaysian government introduced capital controls effectively eliminating trading of the Malaysian ringgit. Effective February 4, 1999, the Malaysian government modified these restrictions. Funds invested in Malaysia as of February 15, 1999 and repatriated within one year of September 1, 1998, or one year from the date of the investment if after September 1, 1998, are subject to a graduated repatriation tax on the principal invested with a maximum of 30%. The Fund has recorded an accrual in the amount of $743,860 for potential repatriation tax on principal invested prior to February 15,

GMO Evolving Countries Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

      1999. The accrual for Malaysian repatriation taxes is included in the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Funds invested in Malaysia on or after February 15, 1999 are subject to a repatriation tax on capital gains of 30% for currency repatriated in less than one year of the initial investment and 10% for currency repatriated after one year of the initial investment. The Fund has not made any additional investments in Malaysia on or after February 15, 1999 and accordingly no tax provision for capital gains has been accrued.

      Foreign currency translation

      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      Forward currency contracts

      The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to sell is shown under Note 6, and represents the currency exposure the Fund has acquired or hedged through currency contracts as of February 28, 1999.

      Swap agreements

      The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to the equity markets. The Fund enters into total return swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return

GMO Evolving Countries Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

      based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the price of the security or index underlying these transactions. See Note 6 for a summary of the open swap agreements as of February 28, 1999.

      Taxes

      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

      Distributions to shareholders

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

      Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to foreign currency and passive foreign investment company transactions.

      The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 28, 1999. This reclassification has no impact on net investment income, realized gain/loss and net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

         Accumulated
      Undistributed Net         Accumulated Net Realized
      Investment Income               Gain/(Loss)                Paid-in Capital
      -----------------               -----------                ---------------
         ($630,493)                    $630,493                        --

GMO Evolving Countries Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

      Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

      Security transactions and related investment income

      Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      Expenses

      The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

      Purchases and redemptions of Fund shares

      The premium on cash purchases of Fund shares is 1.60% of the amount invested. In the case of cash redemptions, the fee is .40% of the amount redeemed. The fees will be reduced by 50% with respect to any portion of a purchase or redemption that is offset by a corresponding redemption or purchase, respectively, occurring on the same day. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. Purchase premiums are included as part of "shares sold" and redemption fees are included as part of "shares repurchased", respectively, as summarized in Note 5. For the year ended February 28, 1999, the Fund received $418,667 in purchase premiums and $57,085 in redemption fees. There is no premium for reinvested distributions. While no purchase premium is normally charged with respect to in-kind purchases of Fund shares, a purchase premium of up to 20% may be charged on certain in-kind transactions.

      Investment risk

      Investments in securities of emerging countries present certain risks that are not inherent in many other investments. Many emerging countries present elements of political and/or economic instability. The securities markets of emerging countries are generally smaller and less developed than the securities markets of the U.S. and developed foreign markets. Further, countries may impose various types of foreign currency regulations or controls which may impede the Fund's ability to repatriate amounts it receives. The Fund may acquire interests in securities in anticipation of improving conditions in the related countries. These factors may result in significant volatility in the values of its holdings. The markets for emerging countries are relatively illiquid. Accordingly, the Fund may not be able to realize in an actual sale amounts approximating those used to value its holdings.

GMO Evolving Countries Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

2.    Fees and other transactions with affiliates

      GMO earns a management fee paid monthly at the annual rate of .80% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

      GMO agreed to waive a portion of its fee and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding custody fees, brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceed .65% of average daily net assets.

      Effective March 1, 1999, GMO's contractual management fee was reduced to .65% of average daily net assets. GMO entered into a binding agreement effective until February 29, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding custody fees, brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

      The Manager has entered into a Consulting Agreement with Dancing Elephant, Ltd. (the "Consultant") with respect to the management of the portfolio. Payments made by the Manager to the Consultant will not affect the amounts payable by the Fund to the Manager or the Fund's expense ratio.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the year ended February 28, 1999, was $184. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    Purchases and sales of securities

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 28, 1999, were as follows:

                                                Purchases          Proceeds
                                             ---------------  ------------------
      U.S. Government securities             $   2,265,630      $         --
      Investments (non-U.S. Government
      securities)                               72,508,570        60,685,326

      At February 28, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in the value of investments held were as follows:

                             Gross Unrealized     Gross Unrealized       Net Unrealized
        Aggregate Cost         Appreciation         Depreciation          Depreciation
      -------------------   -------------------   ------------------    ------------------
         $40,849,098            $1,987,530           $10,693,131           $8,705,601

GMO Evolving Countries Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

4.    Principal shareholders

      At February 28, 1999, 57.69% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.    Share transactions

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including the purchase premiums and redemption fees received by the Fund, were as follows:

                                                          Period from August 29, 1997
                                  Year Ended              (commencement of operations)
                              February 28, 1999               to February 28, 1999
                         ----------------------------    ----------------------------
      Class III:            Shares          Amount          Shares          Amount
                         ------------    ------------    ------------    ------------
      Shares sold           3,158,638    $ 26,166,632       4,671,266    $ 42,593,027

      Shares issued to
      shareholders in
      reinvestment of
      distributions           134,305         804,354              --              --

      Shares
      repurchased          (2,378,020)    (14,271,316)        (58,581)       (475,529)
                         ------------    ------------    ------------    ------------


      Net increase            914,923    $ 12,699,670       4,612,685    $ 42,117,498
                         ============    ============    ============    ============

GMO Evolving Countries Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

6.    Financial instruments

      A summary of outstanding financial instruments at February 28, 1999 is as follows:

      Short forward currency contracts

                                                                              Net
       Settlement                          Units                          Unrealized
          Date            Deliver       of Currency        Value         Appreciation
      --------------  ---------------- --------------   -------------    ------------
         3/3/99             BRL           646,000        $   311,325      $   28,675
                                                                          ==========

      Currency Abbreviation:

            BRL  Brazilian Real

      Swap agreements

                                                                             Net
    Notional         Expiration                                          Unrealized
     Amount             Date                  Description               Appreciation
------------------   ----------  ------------------------------------   -------------
    $   500,000       3/11/99    Agreement with Goldman Sachs           $     484,716
                                 International dated 9/25/98
                                 to receive (pay) the notional
                                 amount multiplied by the
                                 return on the Korea Stock
                                 Price Index and to pay the
                                 notional amount multiplied by
                                 6 month LIBOR adjusted by a
                                 specified spread.

      1,691,915       4/30/99    Agreement with Goldman Sachs                     250
                                 International dated 4/30/98 to
                                 receive (pay) the notional amount
                                 multiplied by the return on the
                                 Thailand SET Index and to pay the
                                 notional amount multiplied by 6
                                 month LIBOR adjusted by a
                                 specified spread.
                                                                        -------------
                                                                        $     484,966
                                                                        =============

GMO Evolving Countries Fund
(A Series of GMO Trust)

Federal Tax Information - (Unaudited)
February 28, 1999
--------------------------------------------------------------------------------

At February 28, 1999, the Fund had a capital loss carryforward available to offset future capital gains, if any, of the following amounts:

                  Year of Expiration                Amount
                  ------------------                ------
                        2006                    $     353,921
                        2007                    $  10,409,816

The Fund has elected to defer to March 1, 1999 post-October capital losses of $3,320,063 and foreign currency losses of $77,814.

GMO Evolving Countries Fund
(A Series of GMO Trust)

Portfolio Managers

Mr. R. Jeremy Grantham and Mr. Arjun Divecha are primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Grantham has been with GMO since its founding in 1977. Mr. Divecha is the principal of Dancing Elephant Ltd., which serves as consultant to the Fund. Dancing Elephant Ltd. has an exclusive consulting management agreement with GMO.

Management Discussion and Analysis of Fund Performance

The Class III shares of the Evolving Countries Fund returned -31.6% for the fiscal year ended February 28, 1999. During that period, the benchmark, the IFC Investable Composite, returned -24.8%. Consistent with the Fund's investment objectives and policies, the Fund was invested substantially in equity securities throughout the period.

It was a very difficult year for emerging markets, with the Asia crisis, which began in 1997, spilling over to Russia in mid 1998 and Brazil in early 1999. There were huge divergences in market returns, ranging from Greece being up 135% (in US$) to Russia losing 72% of its value.

Country Allocation

We use four valuation models to evaluate the attractiveness of countries. While the momentum, reversal and macroeconomic models outperformed the benchmark, the value model was hard hit. Given that value forms the largest part of our process, this hurt relative performance.

We started the year moderately overweight in Asia and gradually increased our weighting to a large overweight. In the first half of the year this hurt performance as the Asian markets continued their decline. However, during the second half, the Asian markets rebounded strongly, vindicating our overweight stance.

While we had reduced our weight in Russia by June, we still had a large overweight and this had a large impact on performance. In addition, Portugal and Greece (both of which were extremely underweight going into the year) continued their bull runs as European convergence became a major theme.

Within Country Stock Selection

Stock selection hurt performance, particularly in Latin America, as there was a flight to quality, causing cheap stocks to underperform. On the other hand, our focus on software companies in India paid off handsomely.

Outlook

Following steep declines over the past two years, emerging markets have fallen to extremely cheap levels both in absolute terms and relative to international developed markets. When compared to developed markets, emerging markets look favorable, as valuations are as low as we have ever seen them. Although it is possible that emerging equities will not recover all their losses, we expect they will outperform the developed markets over the next decade by a wide margin (150%+).

The difficult global environment and harsh local conditions have forced emerging countries to make and implement hard decisions, all of which benefit minority foreign investors. Companies have begun to focus on core competencies - reducing debt levels, selling assets and taking a greater interest in minority shareholders. With the prominent exception of a few countries, these major structural changes are having a large impact on most emerging markets in much the same way the corporate restructuring movement benefited U.S. and European economies over the last decade.

The Asian crisis seems to have abated and we foresee the economies hitting bottom during the third or fourth quarters of 1999. The widespread restructuring that has begun in Asia is our main reason for optimism. Korea has progressed the most, while neighboring Asian countries have responded more slowly with the rate of change accelerating since January. In addition, we are starting to see the positive effects of the currency devaluation and, most encouraging, the absence of widely anticipated higher inflation. Currency stabilization has allowed countries to lower interest rates, to the point where short-term money rates are now at 4% in Thailand and 7% in Korea. Overall, we see the Asian economies getting back to trend growth over the next two to three years.

We continue to be very positive about Korea, one of the few emerging countries that has succeeded in creating global brands (e.g., Samsung, Hyundai and Daewoo). Thailand is also attractive, though reform is progressing at a slower pace. Indonesia remains in transition, with political and economic uncertainty unlikely to be resolved until the elections in early June. Taiwan remains an overvalued market, and is subject to anticipated volatility exported from the U.S. high tech sector. Chinese exports have been falling and the government has been inflating economic statistics to achieve the 8% growth they forecasted. We remain underweight in Taiwan and China, which we believe to be overvalued markets, and are modestly overweight in India and Pakistan.

Prospects for Latin America will be tied to developments in Brazil, a country that is an enigma for value investors. While the market is extremely cheap and long-term prospects look attractive, the macroeconomic picture is fraught with perils. We are inclined to take the long view and allow the cheapness to take us to a moderate overweight slowly. Chile is the most efficiently managed economy in Latin America, but has been hit hard by the drop in commodity prices. With cheap valuations and positive reforms we remain overweight. Though Mexico has been making a smooth transition to multi-party democracy, it has had little impact on the market. Uncompleted banking reforms in the aftermath of the 1995 crisis make it vulnerable to spillovers from Brazil, and with 95% of their exports directed to the U.S., are extremely vulnerable to a slowdown in the U.S. economy. We currently hold a significant underweight position in Mexico.

Our hope is that the devaluation in Brazil is the last of the fallout from the crisis in Asia. We think it unlikely that China/Hong Kong will be forced to devalue, but if this were to happen we could see further Asian currency weakness.

During most of 1998, we were underweight the majority of the European markets, which are very expensive. We continue to be extremely negative on the regions with the exception of Poland, which, with falling inflation and robust economic growth, remains the best candidate for continuing recovery. We continue to maintain a modest position in Russia. As interest rates rise in South Africa, economic recovery is stifled. We have been reducing our overweight there, increasing weights in countries where valuations are more attractive.

Overall, we are heavily overweight Asia, underweight Mediterranean and close to neutral on Latin America.

The views expressed here are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC Management. They are not meant as investment advice.

            Comparison of Change in Value of a $10,000 Investment in GMO Evolving Countries Fund Class III Shares and the IFC Investable Composite
                            As of February 28, 1999

--------------------------------------------------------------------------------
                          Average Annual Total Return
--------------------------------------------------------------------------------
                                                                         Since
                                    1 Year                             Inception
--------------------------------------------------------------------------------
                                                                        8/29/97
Class III                           -33.0%                              -30.7%
--------------------------------------------------------------------------------

                           [LINE GRRAPH APPEARS HERE]

                      GMO Evolving Countries Fund
     Date                   Class III Shares            IFC Investable Composite
     ----             ---------------------------       ------------------------

    1/31/97
    8/29/97                      9,840                            10,000
    9/30/97                      9,899                            10,327
   12/31/97                      8,000                             8,333
    3/31/98                      8,826                             8,918
    6/30/98                      6,278                             7,025
    9/30/98                      4,896                             5,500
   12/31/98                      6,077                             6,497
    2/28/99                      5,772                             6,454

Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on reinvested distributions. Each performance figure assumes purchases at the beginning and redemption at the end of the stated period and reflects a transaction fee of 160 bp on the purchase and 40 bp on the redemption. Transaction fees are paid to the Fund to cover trading costs. Past performance is not indicative of future performance. Information is unaudited.

GMO Foreign Fund
(A Series of GMO Trust)
Annual Report
February 28, 1999

                        Report of Independent Accountants

To the Trustees of GMO Trust and the Shareholders of GMO Foreign Fund (A Series of GMO Trust)

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Foreign Fund at February 28, 1999 and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
April 22, 1999

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
February 28, 1999

  Shares       Description                                             Value ($)
--------------------------------------------------------------------------------

               COMMON STOCKS - 95.3%
               Argentina - 0.2%
    57,500     YPF SA ADR                                              1,667,500
                                                                      ----------

               Australia - 4.5%
   363,591     Australia and New Zealand Banking Group Ltd             2,348,027
   896,538     Broken Hill Proprietary Ltd                             6,730,567
 2,840,000     Burns Philp & Co Ltd *                                    370,335
   501,000     Burswood Ltd                                              339,095
   229,100     Caltex Australia Ltd                                      523,515
   365,607     Capral Aluminum Ltd                                       510,803
 5,874,100     Crown Limited *                                         2,881,543
   711,262     Email Ltd                                               1,192,477
   490,510     Foodland Associated                                     3,654,986
 2,232,358     Goodman Fielder Ltd                                     2,065,412
 3,365,000     Menzies Gold NL *                                         169,249
 3,614,012     MIM Holdings Ltd                                        1,570,885
   296,888     Newcrest Mining Ltd *                                     444,290
 2,920,091     Oil Search Ltd                                          2,592,920
   700,000     Orogen Minerals Ltd                                       621,571
    54,000     Orogen Minerals Ltd GDR 144A                              486,000
 4,758,371     Pasminco Ltd                                            3,841,124
 1,193,990     Qantas Airways Ltd                                      3,150,984
   603,543     Rothmans Holdings Ltd                                   4,759,579
 1,501,276     Western Mining Corp Holdings Ltd                        4,661,087
   549,994     Westpac Banking Corp                                    3,636,150
   741,706     Wills (WD & HO) Holdings Ltd                            2,113,981
                                                                      ----------
                                                                      48,664,580
                                                                      ----------
               Austria - 0.3%
     4,827     Oesterreichische Brau Beteiligungs AG                     230,023
    42,920     Oesterreichische Laenderbank AG                         2,308,656
     7,170     Radex-Heraklith AG                                        198,110
     1,991     Universale Bau AG                                          62,137
     4,264     VA Technologie AG (Bearer)                                329,997
     3,270     Wienerberger Baustoffindustrie AG                         646,136
                                                                      ----------
                                                                       3,775,059
                                                                      ----------
               Belgium - 3.5%
    24,920     Almanij NV                                              1,927,225
     1,142     Bekaert SA                                                468,858
     6,164     CBR Cimenteries NPV                                       542,337
    25,192     Cie Francois De Enterprises                             4,424,723
    14,854     Credit Commercial Dexia                                 2,250,225
    19,398     Electrabel SA                                           8,091,779
   100,135     Fortis (B)                                              3,643,954


              See accompanying notes to the financial statements.              1

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

  Shares       Description                                             Value ($)
--------------------------------------------------------------------------------

               Belgium - continued
   100,135     Fortis (B) Strip                                            1,099
    18,162     GIB Holdings Ltd                                          762,603
     5,649     Groupe Bruxelles Lambert NPV                            1,054,202
    31,133     Kredietbank NPV                                         2,394,046
     2,807     Petrofina SA Bruxelles                                  1,297,879
    25,972     Solvay Et Cie                                           1,784,774
    34,919     Tractebel                                               6,144,673
    66,209     UCB SA                                                  3,437,808
                                                                      ----------
                                                                      38,226,185
                                                                      ----------
               Canada - 0.7%
   143,720     Abitibi Consolidated Inc                                1,147,285
   137,100     Air Canada Inc *                                          554,031
    42,893     Alliance Forest Products Inc (d) *                        473,116
   295,000     Boliden Ltd *                                             289,235
   118,149     Cambridge Shopping Centres Ltd *                          712,260
    82,500     Canadian Hotel Income Properties                          437,231
    33,500     Canfor Corp                                               102,087
    73,264     Concord Pacific Group *                                    33,975
   101,500     Iamgold (International African Mining Gold) *             316,032
   220,100     KAP Resources Ltd *                                         8,020
   200,000     Meridian Gold Inc *                                     1,126,201
    67,137     Oxford Properties Group *                                 673,816
   633,600     Semi-Tech Class A *                                        33,579
    38,800     St Laurent Paperboard *                                   302,021
   124,300     Tembec Inc Class A *                                      658,761
    25,640     Trizec Hahn Corp (Sub-Voting)                             501,080
                                                                      ----------
                                                                       7,368,730
                                                                      ----------
               Denmark - 0.0%
    12,300     Alm Brand AS Class B                                      228,837
                                                                      ----------

               France - 8.9%
     9,722     Accor SA                                                2,262,533
    38,603     Alcatel Alsthom Cie Generale d'Electricite SA           4,152,891
    22,990     Axa SA                                                  2,998,188
    43,351     Banque Nationale de Paris                               3,459,688
    12,507     Banque Paribas Class A                                  1,077,770
    60,005     BIC SA                                                  3,095,913
    11,188     Bouygues                                                2,781,789
     5,442     Chargeurs International SA                                250,906
     6,170     Christian Dior                                            709,145
    13,251     Club Mediterranee SA *                                  1,266,981
     3,351     Colas SA                                                  636,023


2             See accompanying notes to the financial statements.

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

  Shares     Description                                               Value ($)
--------------------------------------------------------------------------------

             France - continued
    78,430   Compagnie Generale d'Industrie et de Participations       4,257,474
    50,876   Credit Lyonnais *                                         2,234,524
     7,679   Dollfus-Mieg and Cie *                                       50,999
    67,999   Elf Aquitaine SA                                          7,091,361
     3,073   Elf Gabon                                                   263,293
    10,754   Eridania Beghin-Say SA                                    1,558,287
    45,227   France Telecom SA                                         4,232,487
    18,250   Gaz Et Eaux                                                 806,366
     3,556   Generale Des Eaux                                           927,105
     8,750   Groupe Andre                                                998,953
    17,539   Groupe Danone                                             4,368,605
     2,299   Guyenne Et Gascogne                                         959,016
     7,334   Imetal                                                      869,497
     4,540   Labinal SA                                                  884,622
    10,498   Lafarge Coppee SA                                           996,842
    86,210   Lagardere Groupe                                          3,312,296
     3,401   Louis Vuitton Moet Hennessy                                 724,289
    55,506   Lyonnaise Des Eaux                                       11,095,665
    48,774   Michelin SA Class B                                       2,173,791
    60,803   Pechiney SA Class A                                       2,009,069
    24,827   Pernod Ricard                                             1,468,982
    19,747   Peugeot SA                                                2,633,788
    46,002   Rhone Poulenc SA Class A                                  2,108,321
    13,860   Saint-Gobain                                              2,154,418
    45,557   Seita                                                     2,700,551
    17,025   Sidel (Bearer)                                            1,197,977
    13,876   Societe Generale Paris                                    2,036,569
    15,717   Sommer Allibert                                             388,200
    18,442   Sophia SA                                                   745,005
    36,585   SPIE Batignolles                                          2,148,623
     4,427   Strafor Facom                                               301,304
     6,315   Sylea (Bearer)                                              311,953
    68,544   Thomson CSF                                               2,031,593
    27,038   Total SA                                                  2,819,692
   111,290   Usinor Sacilor                                            1,365,845
     9,260   Vallourec                                                   264,599
    27,056   Worms et Compagnie SA *                                     395,020
                                                                      ----------
                                                                      97,578,808
                                                                      ----------
             Germany - 7.0%
   128,500   Bankgesellschaft Berlin AG                                1,953,693
    63,990   Bayer AG                                                  2,265,402
   135,000   Bayerische Hypotheken und Wechsel-Bank AG                 2,208,124


              See accompanying notes to the financial statements.              3

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

  Shares       Description                                             Value ($)
--------------------------------------------------------------------------------

               Germany - continued
     3,800     Bayerische Motorenwerke AG                              2,744,814
    65,500     BHF Bank AG                                             2,484,236
    28,700     Brau und Brunnen *                                      1,795,809
     9,945     Cologne Reinsurance (Registered)                       12,281,764
   148,000     Commerzbank AG                                          4,159,155
   182,810     Continental AG                                          4,555,429
   103,100     Deutsche Bank AG                                        5,381,615
   210,940     Dresdner Bank                                           7,340,433
    12,740     Holzmann (Philipp) *                                    1,643,277
     8,700     Kali und Salz Beteiligungs AG                           1,169,927
     3,331     Koelnische Rueckversicherungs-Gesellschaft AG           4,205,096
   168,500     Lufthansa AG                                            3,708,666
     5,354     Metro AG                                                  378,502
     3,100     Munich Reinsurance (Registered)                           625,476
     3,100     Munich Reinsurance *                                      618,330
    55,000     Rheinmetall AG                                          1,418,842
   137,360     RWE AG                                                  5,986,242
    60,400     Siemens AG                                              3,812,486
   116,200     Veba AG                                                 6,199,346
                                                                      ----------
                                                                      76,936,664
                                                                      ----------
               Hong Kong - 3.3%
 3,200,900     Amoy Properties Ltd                                     2,313,580
   310,000     Cheung Kong Holdings                                    2,110,613
 3,355,052     Dairy Farm International                                3,589,906
   293,000     Goldlion Holdings Ltd                                      17,396
   221,449     Great Eagle Holdings Ltd                                  204,364
 1,444,800     Hang Lung Development Co Ltd                            1,389,276
   945,000     HKR International Ltd                                     585,460
 1,766,000     Hong Kong Electric Holdings Ltd                         5,026,014
 5,338,641     Hong Kong Land Holdings                                 5,605,573
 1,216,407     Hysan Development Co Ltd                                1,460,112
   302,000     Jardine International Motor Holdings Ltd                  109,141
    83,200     Lai Fung Holdings Ltd                                       5,155
 8,440,000     Lai Sun Development                                       522,887
 6,250,000     Lai Sun Garment International Ltd                         363,009
 1,110,266     Liu Chong Hing Bank Ltd                                 1,010,277
 1,173,000     National Mutual Asia Ltd                                  832,693
   400,000     New World Development Co Ltd                              738,279
   220,000     Orient Overseas International Ltd                          50,544
 7,704,073     Regal Hotels International Ltd                            815,377
 7,460,882     Semi Tech (Global) Co Ltd *                               170,446
 5,827,000     South China Morning Post Ltd                            2,500,697


4             See accompanying notes to the financial statements.

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

  Shares     Description                                                    Value ($)
-------------------------------------------------------------------------------------
             Hong Kong - continued
   681,500   Swire Pacific Ltd Class A                                      2,779,568
 1,844,500   Swire Pacific Ltd Class B                                      1,124,877
 1,816,500   Wharf Holdings Ltd                                             2,098,374
   183,912   Wing On Co *                                                      49,849
   758,486   Winsor Industrial Corp Ltd                                        90,066
   429,243   Winsor Properties Holdings Ltd                                   104,710
                                                                           ----------
                                                                           35,668,243
                                                                           ----------
             India - 0.1%
    59,007   Mahindra & Mahindra GDR (Reg S) 144A                             340,765
   115,000   Videsh Sanchar Nigam GDR                                       1,101,125
                                                                           ----------
                                                                            1,441,890
                                                                           ----------
             Indonesia - 0.1%
 1,401,000   Indah Kiat Pulp & Paper *                                        332,911
   627,640   PT Daya Guna Samudera                                            305,386
                                                                           ----------
                                                                              638,297
                                                                           ----------
             Ireland - 0.2%
   130,335   Allied Irish Banks Plc                                         2,255,004
                                                                           ----------

             Italy - 7.2%
   146,411   Assicurazioni Generali SPA                                     5,657,438
   456,578   Banca Commerciale Italiana SPA                                 2,851,876
    65,113   Banca di Legano SPA                                              410,997
   140,039   Banca Nazionale Del Lavora SPA *                                 418,140
   236,958   Banca Toscana                                                  1,110,715
   534,369   Banco Ambrosiano Veneto SPA (Non Convertible)                  1,413,715
   207,500   Comau Finanziaria SPA                                            510,234
 1,601,012   Credito Italiano                                               8,418,477
   168,447   Danieli & Co Di Risp (Non Convertible)                           473,377
   238,352   Edison SPA                                                     2,190,018
   356,652   ENI SPA                                                        2,055,452
    31,984   Ericsson SPA                                                   1,204,288
   146,530   Falck Acciaierie and Ferriere Lombarde                         1,198,357
   242,902   Fiat SPA                                                         730,609
    29,074   Fiat SPA (Non Convertible)                                        47,076
    72,520   Gruppo Editoriale L' Express                                     871,717
   172,607   IFIL Finanziaria di Partecipazioni SPA (Non Convertible)         384,643
   650,940   Industriali Riunite SPA *                                        721,715
 1,697,304   Istituto Nazionale Delle Assicurazioni                         4,117,706
   165,256   Italcementi Fabbriche Riunite Cemento SPA (Non Convertible)      780,062
   572,322   Italgas SPA                                                    2,921,439
   309,998   Magneti Marelli SPA                                              471,316
   240,701   Mediaset SPA                                                   2,272,374


              See accompanying notes to the financial statements.              5

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

  Shares     Description                                               Value ($)
--------------------------------------------------------------------------------

             Italy - continued
    43,386   Mediobanca SPA                                              492,939
 1,030,934   Montedison SPA (Non Convertible)                            831,805
   210,955   Montefibre SPA                                              125,746
   462,667   Olivetti and Co SPA *                                     1,422,100
    58,000   Pagnossin SPA                                               231,757
   199,293   RAS SPA                                                   2,108,980
    76,677   Rinascente per l'Esercizio di Grandi Magazzini SPA          677,586
   122,196   SAI di Risp                                                 602,292
   278,952   San Paolo IMI SPA                                         4,868,891
 2,499,372   Seat Pagine Gialle Di Risp                                2,387,006
   131,669   Sirti SPA                                                   781,959
 1,329,906   Telecom Italia Mobile SPA (Non Convertible)               5,372,448
   805,692   Telecom Italia SPA                                        8,481,860
   879,362   Telecom Italia SPA (Non Convertible)                      5,936,716
    72,569   Toro Assicurazioni                                          916,120
   159,857   Unicem Di Risp                                              728,255
    68,306   Unione Cementi Marchino Emiliane e di Augusta-Casale        764,826
 1,697,304   Unione Immobiliaer SPA *                                    940,924
                                                                      ----------
                                                                      78,903,951
                                                                      ----------
             Japan - 17.7%
    81,000   Aida Engineering                                            259,418
    25,200   Aiful Corp                                                1,701,239
    41,300   Akita Bank                                                  145,499
    18,875   Amway Japan Ltd ADR                                          77,859
   117,000   Arisawa Manufacturing                                     1,184,298
   296,000   Asahi Breweries Ltd                                       3,921,719
   316,000   Bridgestone Corp                                          7,071,049
   263,000   Canon Inc                                                 5,630,173
    19,300   Chubu Electric Power Co Inc                                 338,340
   131,000   Chugai Pharmaceutical Co Ltd                              1,253,139
    58,580   Circle K Japan Co Ltd                                     2,621,659
    38,800   Credit Saison Co                                            815,895
   212,000   Dainippon Ink & Chemicals Inc                               630,729
   104,000   Dainippon Printing Co Ltd                                 1,447,147
    76,000   Daiwa House Industry Co Ltd                                 778,896
       281   East Japan Railway Co                                     1,690,973
   505,000   Fuji Electric Co                                          1,008,723
   190,000   Fuji Photo Film Co Ltd                                    6,981,879
   130,000   Fujitec Co                                                  914,876
   413,000   Fujitsu Ltd                                               5,151,622
    37,000   H I S Co Ltd                                                904,341
    66,000   Hitachi Credit Corp                                       1,234,893


6             See accompanying notes to the financial statements.

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

  Shares        Description                                            Value ($)
--------------------------------------------------------------------------------

                Japan - continued
    50,312      Hokkaido Electric Power                                  763,267
   384,000      Honda Motor Co Ltd                                    14,790,392
   104,000      Hosiden Corp                                           1,757,438
    62,000      Japan Airport Terminal Co Ltd                            373,097
       141      Japan Tobacco Inc                                      1,283,439
   107,650      Kansai Electric Power                                  2,050,476
   271,000      Kao Corp                                               5,413,148
    90,000      Kinden Corp                                            1,183,312
    17,000      Kirin Beverage                                           272,229
   954,000      Marubeni Corp                                          1,583,970
    67,000      Marui Co Ltd                                           1,095,491
   230,000      Matsushita Electric Industrial Co Ltd                  3,847,872
   583,000      Minebea Co Ltd                                         5,798,062
   412,000      Minolta Co Ltd                                         1,986,212
   203,000      Mitsubishi Corp                                        1,094,985
   126,000      Mitsubishi Trust & Banking                             1,070,442
   383,000      Mitsui & Co                                            2,085,276
    97,000      Nihon Unisys Ltd                                       1,357,101
   301,000      Nikko Securities                                         951,327
    45,400      Nintendo Co Ltd                                        3,826,380
    44,700      Nippon Electric Glass Co                                 539,866
   112,000      Nippon Meat Packers Inc                                1,520,708
    75,000      Nippon Soda Chemical Co Ltd                              331,226
     2,910      Nippon Television Network                                822,845
    37,900      Nitta Corp                                               199,322
       171      NTT Mobile Communication Network Inc                   6,946,650
   130,000      Onward Kashiyama Co Ltd                                1,435,314
   107,000      Orix Corp                                              6,691,445
    37,080      Paris Miki Inc                                           968,799
    66,000      Pioneer Electronics Corp                               1,176,485
    28,000      Rinnai Corp                                              521,534
    62,000      Rohm Co Ltd                                            6,061,526
   685,000      Sakura Bank Ltd                                        1,489,507
    46,000      Sanrio Co Ltd *                                          717,236
   100,000      Sekisui House Ltd                                      1,024,020
   179,000      Shibusawa Warehouse                                      511,429
    27,000      Shimachu Co                                              509,735
   167,750      Shin-Etsu Chemical Co Ltd                              3,930,426
   115,000      Shionogi and Co Ltd                                      890,729
    68,000      Showa Corp                                               267,071
    26,500      SMC                                                    2,144,121
    68,500      Sony Corp                                              5,184,408


              See accompanying notes to the financial statements.              7

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

 Shares       Description                                              Value ($)
--------------------------------------------------------------------------------

              Japan - continued
 70,000       Sumitomo Bakelite Co Ltd                                   471,976
301,000       Sumitomo Trust & Banking                                   948,791
380,000       Suzuki Motor Corp                                        4,195,533
250,000       Takeda Chemical Industries Ltd                           8,596,713
127,000       TDK Corp                                                 9,108,892
312,000       Terumo Corp                                              6,363,590
 26,000       Tokyo Broadcasting System Inc                              282,680
  6,500       Tokyo Ohka Kokyo                                           179,140
 85,000       Tokyo Seimitsu Co Ltd                                    3,159,292
 19,000       Toppan Printing Co Ltd                                     222,427
478,000       Toshiba Corp                                             2,965,091
126,000       Tsubaki Nakashima Co Ltd                                   775,221
 15,000       Unicharm Corp                                              643,489
165,000       UNY Co Ltd                                               2,643,616
283,000       Yamanouchi Pharmaceutical Co Ltd                         8,634,303
111,000       Yamatake Honeywell                                         975,752
101,000       Yamato Kogyo Co                                            496,275
                                                                     -----------
                                                                     192,895,465
                                                                     -----------
              Korea - 0.9%
 22,600       Cheil Jedang Corp                                          607,716
    390       Daehan Flour Mill                                           17,723
114,350       Daewoo Corp                                                292,534
 70,000       Dongwon Securities                                         915,407
 43,886       Hana Bank GDR                                              425,694
  4,902       Hankook Tire Manufacturing                                  20,153
 15,671       Hansol Paper Manufacturing Ltd                             144,734
 41,000       Hyundai Motor Service Co GDR 144A                           89,175
 65,000       Kookmin Bank GDR (Registered) 144A                         458,250
     68       Korea Trust *                                              255,000
 96,946       LG Electronics Co                                          978,572
 22,290       Nhong Shim                                               1,120,421
 42,890       Pacific Chemical Corp                                      592,432
102,000       Pantech Co Ltd                                             511,876
122,300       Samsung Corp                                               584,761
 48,241       Samsung Display Devices                                  1,951,720
136,803       Shinhan Bank                                               838,596
  6,746       Sindoricom Co Ltd                                          215,034
    136       SK Telecom (c)                                             103,542
                                                                     -----------
                                                                      10,123,340
                                                                     -----------


8             See accompanying notes to the financial statements.

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

 Shares      Description                                               Value ($)
--------------------------------------------------------------------------------

             Malaysia - 0.3%
   914,800   Genting Berhad                                            2,082,374
   315,000   New Straits Times                                           265,263
   407,000   Resorts World Berhad                                        533,384
   477,000   Tanjong                                                     815,921
                                                                      ----------
                                                                       3,696,942
                                                                      ----------
             Netherlands - 5.9%
   142,763   ABN Amro Holdings NV                                      2,907,120
    69,979   Aegon NV                                                  7,305,529
   117,082   Akzo Nobel NV                                             4,440,600
   560,358   ASM International NV *                                    2,801,790
    14,410   Bam Groep                                                   703,927
    13,143   Buhrmann NV Maastricht                                      245,993
    71,739   Dordtsche Petroleum                                       2,764,177
    95,422   Elsevier NV                                               1,550,293
    32,071   Endemol Entertainment                                     1,091,384
    13,329   Fugro NV                                                    257,522
    56,682   Hal Trust Class B                                         1,238,231
    66,932   Hal Trust (Participating Units)                           1,462,145
    36,957   Heidemij Holdings NV                                        269,787
    43,865   Hunter Douglas NV                                         1,425,323
    26,054   ING Groep NV                                              1,458,640
    44,664   Kon Bolswessanen                                            612,874
    97,831   Koninklijke KPN NV                                        5,133,432
    49,739   Koninklijke Numico NV                                     2,320,542
    12,285   Koninklijke Pakhoed                                         298,037
    83,507   Koninklijke Volker Wessels                                1,283,377
   114,130   Laurus NV                                                 3,257,441
        86   Moeara Enim Petroleum                                     1,652,114
    20,560   Nedlloyd                                                    238,111
    94,957   Philips Electronics                                       6,619,179
    26,189   Philips NV ADR                                            1,823,409
    14,547   Roto Smeets D Boer                                          511,007
    53,918   Royal Dutch Petroleum                                     2,367,539
    98,442   TNT Post Group NV                                         3,366,216
    21,285   Unilever NV CVA                                           1,535,120
    17,833   Van Ommeren (Koninklijke) (Participating Certificate)       529,536
    29,567   Vedior NV                                                   628,046
    30,122   Vendex NV *                                                 806,821
    29,107   Wereldhave NV                                             1,568,853
                                                                      ----------
                                                                      64,474,115
                                                                      ----------


              See accompanying notes to the financial statements.              9

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

 Shares        Description                                             Value ($)
--------------------------------------------------------------------------------

               New Zealand - 1.3%
   880,000     Air New Zealand Class B                                 1,457,417
 7,463,617     Brierley Investment Ltd                                 1,721,140
 1,958,825     Carter Holt Harvey Ltd                                  1,796,585
    38,750     DB Group Ltd                                               49,147
   105,248     Fisher and Paykel Industries Ltd                          386,123
   705,957     Fletcher Challenge Buildings                            1,091,477
   909,247     Fletcher Challenge Energy                               1,582,101
 2,395,891     Fletcher Challenge Ltd                                  1,042,220
 1,870,521     Fletcher Challenge Paper                                1,294,049
   273,307     Lion Nathan Ltd                                           657,473
 1,841,203     Progressive Enterprise                                  1,794,853
 7,039,327     Trans Tasman Properties Ltd                             1,475,725
   485,082     Wrightson Ltd                                              99,150
                                                                      ----------
                                                                      14,447,460
                                                                      ----------
               Norway - 0.8%
   297,000     Christiania Bank OG Kreditkasse                         1,065,471
   139,700     Den Norske Bank Class A                                   490,578
    33,800     Dyno Industrier AS                                        503,809
    25,900     Elkem AS Class A                                          351,702
    15,395     Leif Hoegh and Co AS                                      176,965
    30,000     Norsk Data AS Class B ADR (b) *                               300
    26,582     Norsk Hydro AS                                            901,569
     5,400     Norske Skogindustrier AS Class A                          160,639
    74,800     Orkla A/S Class A                                       1,001,554
    33,200     Orkla-Borregaard AS Class B (Non Voting)                  385,827
   331,800     Saga Petroleum Class A                                  2,787,179
    37,900     Schibsted AS                                              447,628
    27,000     Unitor AS                                                 238,742
                                                                      ----------
                                                                       8,511,963
                                                                      ----------
               Poland - 0.0%
    40,000     Bank Handlowy W Warszawie                                 385,298
                                                                      ----------

               Portugal - 0.1%
    24,500     Sonae Investimentos                                       947,238
                                                                      ----------

               Russia - 0.1%
 8,715,000     Irkutskenergo (Registered) (c)                            422,678
   141,384     Mosenergo ADR                                             284,024
                                                                      ----------
                                                                         706,702
                                                                      ----------


10            See accompanying notes to the financial statements.

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

 Shares        Description                                             Value ($)
--------------------------------------------------------------------------------

               Singapore - 0.5%
   268,000     Cycle & Carriage Ltd                                      980,488
   988,512     Jardine Matheson Holdings Ltd                           2,589,901
   562,263     Jardine Strategic Holdings Ltd                            815,281
   755,000     Singapore Land Ltd                                      1,490,708
                                                                      ----------
                                                                       5,876,378
                                                                      ----------
               South Africa - 1.8%
   108,400     Anglo American Corp of South Africa                     3,380,610
   533,200     Barlow Ltd                                              2,457,282
   513,000     C.G. Smith Ltd                                          1,221,429
   185,300     De Beers Centenary Link Units                           3,194,518
   128,714     Goldfields Ltd                                            689,799
    82,900     Goldfields of South Africa Ltd                            131,141
   250,700     Johnnies Industrial Corp                                1,177,622
   123,000     Liberty Life Association of Africa Ltd                  1,693,608
 2,535,100     Murray & Roberts Holdings Ltd                             859,356
 2,160,000     Sanlam Limited *                                        1,541,114
   592,000     Sasol Ltd                                               2,307,797
    79,756     Standard Bank Investment Corp                             226,587
 1,300,814     Sun International Ltd                                     157,484
    40,000     Western Areas Gold Mining Co Ltd *                        106,860
                                                                      ----------
                                                                      19,145,207
                                                                      ----------
               Spain - 6.2%
    25,800     Acerinox SA                                               676,895
       208     Aguas De Barcelona *                                       12,894
    64,000     Argentaria Corporacion Bancaria de Espana SA            1,531,581
    16,000     Azucarera Ebro Agricolas SA                               327,042
   390,066     Banco Bilbao Vizcaya SA                                 5,776,350
    46,530     Banco Popular Espanol                                   3,120,885
   294,146     Banco Santander SA (Registered)                         5,844,468
    79,812     Bankinter SA                                            2,864,965
    45,607     Corporacion Mapfre (Registered)                           996,295
   216,548     Endesa                                                  5,738,454
   304,580     FENOSA SA                                               5,179,123
    48,361     Hidroelec Cantabrico                                    2,481,877
   534,243     Iberdrola SA                                            8,357,130
    25,950     Metrovacesa SA                                            668,011
    49,000     Midesa                                                  1,357,653
    75,860     Repsol SA                                               3,988,888
    40,000     Tabacalera SA Class A                                     897,520
   362,688     Telefonica de Espana SA                                16,562,655
    92,174     Vallehermoso SA                                         1,124,154
                                                                      ----------
                                                                      67,506,840
                                                                      ----------


              See accompanying notes to the financial statements.             11

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

 Shares      Description                                                       Value ($)
----------------------------------------------------------------------------------------
             Sweden - 0.1%
    39,000   Castellum AB                                                        401,303
   162,400   Munksjo AB                                                        1,028,349
                                                                              ----------
                                                                               1,429,652
                                                                              ----------
             Switzerland - 3.9%
     1,649   Ascom Holding AG (Bearer)                                         2,196,315
     1,642   Banque Cantonale Vaudoise (Bearer)                                  494,056
       656   Banque Cantonale Vaudoise *                                         189,459
     2,186   Belimo Automation AG                                                693,944
       379   Bobst SA (Bearer)                                                   423,712
    45,422   CS Holdings (Registered)                                          7,052,862
     1,825   Fischer (George) AG (Registered)                                    598,237
       291   Flughafen Immobilien                                                605,476
     3,197   Forbo Holdings AG (Registered)                                    1,301,701
     2,365   Hero AG (Bearer)                                                  1,230,606
       815   Holderbank Financiere Glarus AG (Bearer)                            848,156
     3,526   Jelmoli (Registered)                                                618,063
     1,703   Keramik (Bearer) *                                                  411,338
     5,045   Kraftwerk Laufenberg (Bearer)                                       783,358
     2,149   Merkur Holding AG (Registered)                                      475,315
     2,626   Nestle AG (Registered)                                            4,956,427
     2,896   Novartis AG (Registered)                                          5,080,316
       158   Roche Holdings (Participating Certificate)                        2,000,828
       416   Societe Generale de Surveillance Holding SA (Bearer)                312,922
       291   Stratec Holding AG Class B (Registered)                             485,987
     1,554   Sulzer Gebrueder AG (Registered)                                    916,925
     2,368   Sulzer Medica AG                                                    392,202
     4,003   Swatch Group AG (Bearer)                                          2,541,500
       168   Swiss Insurance Co                                                  359,408
     1,347   Swiss Reinsurance (Bearer)                                        3,016,469
     3,835   Zellweger Luwa AG (Bearer)                                        2,286,629
     3,191   Zurich Allied *                                                   2,118,451
                                                                              ----------
                                                                              42,390,662
                                                                              ----------
             Thailand - 0.1%
   428,900   First Bangkok City (Foreign Registered) (b) *                           115
   645,900   Jasmine International Public Co (Foreign Registered) *              143,649
     9,000   Telecomasia Corp Public Co Ltd GDR 144A *                            42,606
   462,200   Telecomasia Corp Public Co Ltd (Foreign Registered) *               226,022
   487,700   Thai Telephone & Telecommunications (Foreign Registered) (c) *       65,340
   204,800   Total Access Communication *                                        423,936
                                                                              ----------
                                                                                 901,668
                                                                              ----------


12            See accompanying notes to the financial statements.

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

 Shares           Description                                          Value ($)
--------------------------------------------------------------------------------

                  United Kingdom - 19.6%
   356,441        Allied Domecq Plc                                    2,754,165
   263,321        Allied Zurich Plc *                                  3,887,258
    69,028        Amstrad Plc                                             55,291
   283,777        Anglian Water Plc                                    3,323,205
   320,000        Arjo Wiggins Appleton Plc                              621,576
 1,722,281        ASDA Group                                           4,297,289
   218,084        BAA                                                  2,457,822
   290,056        Bank of Scotland                                     4,200,614
   199,536        Barclays Plc                                         5,325,480
   124,000        Bass Plc                                             1,722,278
   155,000        BBA Group                                              938,612
   722,613        Berkley Group                                        6,529,011
 1,003,347        BG Plc                                               5,908,518
   965,000        Billiton Plc                                         2,087,006
   137,000        BOC Group Plc                                        1,847,971
   135,200        Boots Co                                             2,165,904
   246,953        BPB Industries Plc                                     949,485
   284,000        British Aerospace                                    1,799,398
   286,115        British Airways Plc                                  2,111,876
   274,821        British American Tobacco                             2,507,299
   282,600        British Energy Plc                                   3,021,941
   245,000        British Land Co                                      2,019,361
   532,499        British Petroleum Co Plc                             7,549,961
 1,091,250        British Steel Plc                                    2,167,746
 1,151,655        British Telecom Plc                                 19,887,646
   613,611        BTR Siebe Plc                                        2,587,760
   185,000        Cable & Wireless                                     2,529,518
   666,375        Capital Shopping Centres Plc                         4,131,352
   408,800        Caradon Plc                                          1,001,993
 1,064,527        Centrica Plc                                         1,978,232
   287,601        Commercial Union Plc                                 4,236,475
   280,000        Cookson Group                                          722,182
   762,767        Costain Group Plc *                                    223,006
   432,916        Diageo Plc                                           4,764,492
    56,000        Dixons Group                                         1,053,219
   240,000        Elementis Plc                                          282,593
   177,000        Enterprise Oil                                         764,178
    68,927        Flextech Plc *                                         860,180
   616,000        Gallaher Group Plc                                   4,370,679
   250,000        General Electric Plc                                 1,994,490
   223,598        Glaxo Wellcome Plc                                   7,164,080
   162,474        Granada Group                                        3,302,996


              See accompanying notes to the financial statements.             13

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

 Shares        Description                                             Value ($)
--------------------------------------------------------------------------------

               United Kingdom - continued
  510,586      Great Portland Estates Plc                              1,623,648
  154,139      Great Universal Stores Plc                              1,963,099
  133,000      Greenalls Group Plc                                       820,304
  172,008      Hanson Plc                                              1,416,362
  401,546      Hillsdown Holdings Plc                                    437,428
  174,944      HSBC Holdings                                           5,100,737
   84,909      Hyder Plc                                               1,080,032
  113,136      Imperial Chemical Industries Plc                          980,076
  137,816      Imperial Tobacco Group Plc                              1,616,671
   80,000      Johnson Matthey                                           586,012
  632,472      Ladbroke Group                                          2,938,338
  726,000      Lasmo Plc                                               1,395,662
  211,000      Marks & Spencer                                         1,409,552
  306,140      Mirror Group Plc                                          946,542
   80,000      National Grid Group Plc                                   578,002
  287,600      National Power                                          2,292,158
  218,924      National Westminster Bank                               4,534,761
   80,000      Next                                                      929,160
  143,000      Norwich Union Plc                                       1,033,178
  114,000      Nycomed Amersham Plc                                      748,816
  160,107      Peninsular & Oriental Steam Navigation Co               1,885,212
  109,086      Powergen Plc                                            1,334,260
   80,000      Prudential Corp                                         1,082,952
2,148,935      Raglan Property Plc                                       877,861
  179,630      Railtrack Group Plc                                     4,466,148
  100,130      RMC Group                                               1,088,492
  232,544      Rolls-Royce                                             1,016,091
  326,824      Royal & Sun Alliance Insurance                          2,740,900
  297,799      Safeway Plc                                             1,279,751
  184,300      Scottish Hydro-Electric Plc                             1,708,013
  400,000      Scottish Power Plc                                      3,735,230
  153,771      Scottish & Newcastle Plc                                1,689,900
  240,593      Severn Trent Plc                                        3,445,744
   35,000      Smith (WH) Group Plc                                      305,582
  180,392      Smithkline Beecham Plc                                  2,540,204
   82,481      Standard Chartered                                      1,076,989
  180,000      Sun Life & Province Holding                             1,415,848
  646,579      Tarmac                                                  1,108,327
  221,000      Tate & Lyle                                             1,610,891
  200,773      Terranova Foods Plc                                       260,527
  193,263      Thames Water Plc                                        3,185,859
  156,228      TI Group Plc                                              972,327


14            See accompanying notes to the financial statements.

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

 Shares      Description                                             Value ($)
--------------------------------------------------------------------------------

             United Kingdom - continued
   284,000   Tomkins Plc                                               1,031,640
    78,200   Unilever Plc                                                751,658
   267,000   United Assurance Group Plc                                2,258,436
   138,904   United Utilities                                          1,761,279
   271,030   Viglen Technology Plc                                       134,599
   271,030   Viglen Technology Plc (Entitlement Letters) *                    --
   127,000   Whitbread Plc Class A                                     1,824,982
   299,762   Williams Plc                                              1,848,842
   119,146   Wolseley                                                    767,305
                                                                   -------------
                                                                     213,740,525
                                                                   -------------

             TOTAL COMMON STOCKS (Cost $934,245,364)               1,040,533,203
                                                                   -------------

             PREFERRED STOCKS - 1.3%
             Brazil - 0.0%
 6,439,529   Gerdau SA                                                    43,447
 2,809,994   Metalurgica Gerdau SA                                        33,178
                                                                   -------------
                                                                          76,625
                                                                   -------------
             France - 0.1%
    16,605   Casino Guichard Perrachon                                   963,357
                                                                   -------------

             Germany - 1.0%
     1,800   Bayerische Motoren Werke AG                                 731,102
     3,641   Dyckerhoff AG (Non Voting)                                  939,273
    52,800   GEA AG                                                    1,118,651
    29,772   Metro AG Class I                                          1,130,805
    23,144   Rheinmetall AG                                              467,476
     5,150   Villeroy & Boch (Non-Voting)                                582,301
   146,700   Volkswagen AG                                             5,765,229
                                                                   -------------
                                                                      10,734,837
                                                                   -------------
             Italy - 0.1%
   362,131   Fiat SPA                                                    558,529
    41,082   IFI Istituto Finanziario                                    584,016
                                                                   -------------
                                                                       1,142,545
                                                                   -------------
             Korea - 0.1%
    22,000   Daewoo Securities Ltd                                       148,345
    27,310   Dongwon Securities Co                                       189,953
    68,540   Jinro Ltd *                                                  82,349
    30,000   LG Securities Co *                                          178,995
    27,230   Shinyoung Securities                                        231,461
                                                                   -------------
                                                                         831,103
                                                                   -------------

             TOTAL PREFERRED STOCKS (Cost $14,830,471)                13,748,467
                                                                   -------------


              See accompanying notes to the financial statements.             15

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

    Shares/
   Par Value      Description                                                    Value ($)
------------------------------------------------------------------------------------------
                  CONVERTIBLE BONDS - 0.8%
                  Bermuda - 0.3%
JPY 477,000,000   Sanwa International Finance, 1.25% due 8/01/05                 4,170,986
                                                                               -----------

                  Hong Kong - 0.1%
USD     860,000   Sino Land Co, 5.00% due 2/26/01 (d)                              756,800
                                                                               -----------

                  Japan - 0.2%
USD   2,200,000   SB Treasury Co, 9.40% due 12/29/49 (d)                         2,068,000
                                                                               -----------

                  Korea - 0.0%
KRW      19,462   Shinhan Bank, 15.00% due 12/2/48 (e)                                 159
                                                                               -----------

                  Mexico - 0.0%
USD     870,000   Grupo Financiero Invermexico, 7.50% due 6/16/01                  130,500
                                                                               -----------

                  Singapore - 0.2%
USD   1,830,000   Keppel Corp, 2.00% due 8/12/02 144A                            1,770,525
                                                                               -----------

                  TOTAL CONVERTIBLE BONDS (Cost $8,926,266)                      8,896,970
                                                                               -----------

                  INVESTMENT FUNDS - 0.2%
                  Chile - 0.0%
         85,050   Five Arrows Chile Investment Trust Ltd                           144,585
         56,700   Five Arrows Chile Investment Trust Ltd Convertible Units *       100,926
          5,564   Five Arrows Chile Investment Trust Ltd Warrants 5/31/99 *             56
                                                                               -----------
                                                                                   245,567
                                                                               -----------
                  India - 0.1%
        157,150   India Fund Class A *                                             591,623
         40,000   India Liberalisation (c) (d) *                                   381,600
         11,000   Morgan Stanley India Fund Inc *                                   89,375
                                                                               -----------
                                                                                 1,062,598
                                                                               -----------
                  Korea - 0.0%
         39,500   Korea Investment Fund *                                          162,938
                                                                               -----------

                  Russia - 0.1%
         38,000   First Russian Frontiers Trust Plc *                              680,530
        180,000   First Russian Frontiers Trust Plc Warrants 6/03/2001 *            36,526
                                                                               -----------
                                                                                   717,056
                                                                               -----------


16            See accompanying notes to the financial statements.

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

   Shares/
 Par Value(%)  Description                                                     Value ($)
------------------------------------------------------------------------------------------
               South Africa - 0.0%
      25,352   New South Africa Fund Inc                                           251,936
                                                                           ---------------

               TOTAL INVESTMENT FUNDS (Cost $5,619,383)                          2,440,095
                                                                           ---------------

               RIGHTS & WARRANTS - 0.0%
               Canada - 0.0%
     116,600   KAP Resources Ltd Class A Warrants 8/5/2000 *                           772
                                                                           ---------------

               Hong Kong - 0.0%
      82,190   Hysan Development Co Ltd Warrants 4/30/99 *                             159
     134,725   Wharf Holdings Ltd Warrants 12/31/99 *                                5,043
                                                                           ---------------
                                                                                     5,202
                                                                           ---------------
               Italy - 0.0%
       5,456   Toro Assicurazioni Warrants 12/31/00 *                               39,589
                                                                           ---------------

               Korea - 0.0%
       7,109   LG Securities Co Preferred Rights 3/22/99 *                          13,654
      40,278   Samsung Corp Rights 3/12/99 *                                        27,982
                                                                           ---------------
                                                                                    41,636
                                                                           ---------------

               TOTAL RIGHTS & WARRANTS (Cost $240,175)                              87,199
                                                                           ---------------

               SHORT-TERM INVESTMENTS - 4.3%
               Cash Equivalents - 4.3%
$  3,900,000   Republic Bank of New York Time Deposit, 4.81% due 3/01/99         3,900,000
  42,940,577   The Boston Global Investment Trust (a)                           42,940,577
                                                                           ---------------
                                                                                46,840,577
                                                                           ---------------

               TOTAL SHORT-TERM INVESTMENTS (Cost $46,840,577)                  46,840,577
                                                                           ---------------

               TOTAL INVESTMENTS - 101.9%
               (Cost $1,010,702,236)                                         1,112,546,511

               Other Assets and Liabilities (net) - (1.9%)                    (20,898,738)
                                                                           ---------------

               TOTAL NET ASSETS - 100.0%                                    $1,091,647,773
                                                                           ===============


              See accompanying notes to the financial statements.             17

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

--------------------------------------------------------------------------------

            Notes to the Schedule of Investments:

            ADR   American Depositary Receipt
            GDR   Global Depository Receipt

            JPY   Japanese Yen
            KRW   Korean Won
            USD   United States Dollar

            (a)   Represents investment of security lending collateral (Note 1).

            (b)   Bankrupt issuer.

            (c)   Valued by management (Note 1).

            (d) Security is restricted as to public resale. The aggregate market value of restricted securities is $3,679,516 or .34% of net assets.

            (e)   Warrants included in position of security.

            144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

            *     Non-income producing security.


18            See accompanying notes to the financial statements.

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

--------------------------------------------------------------------------------

            At February 28, 1999, industry sector diversification of the Fund's investments was as follows:

            Industry Sector (Unaudited)

            Banking                        12.0%
            Utilities                       7.3
            Telecommunications              7.3
            Consumer Goods                  7.1
            Insurance                       6.4
            Conglomerates                   6.3
            Oil and Gas                     5.2
            Electronic Equipment            4.4
            Services                        4.3
            Retail Trade                    3.7
            Construction                    3.7
            Machinery                       3.6
            Health Care                     3.6
            Food and Beverage               3.4
            Automotive                      3.2
            Real Estate                     3.2
            Chemicals                       3.0
            Metals and Mining               2.5
            Financial Services              1.9
            Transportation                  1.8
            Communications                  1.5
            Computers                       1.3
            Paper and Allied Products       1.1
            Aerospace                       0.6
            Textiles                        0.3
            Miscellaneous                   1.3
                                          -----
                                          100.0%
                                          =====


              See accompanying notes to the financial statements.            19

GMO Foreign Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities - February 28, 1999
--------------------------------------------------------------------------------

Assets:
    Investments, at value (cost $1,010,702,236) (Note 1)          $ 1,112,546,511
    Foreign currency, at value (cost $15,733,945) (Note 1)             15,629,035
    Cash                                                                   95,472
    Receivable for investments sold                                     4,843,745
    Receivable for fund shares sold                                     5,000,000
    Dividends and interest receivable                                   1,412,259
    Foreign withholding taxes receivable                                1,034,812
    Receivable for expenses waived or borne by Manager (Note 2)           209,352
                                                                  ---------------

      Total assets                                                  1,140,771,186
                                                                  ---------------

Liabilities:
    Payable upon return of securities loaned (Note 1)                  42,940,577
    Payable for investments purchased                                   4,300,074
    Payable for fund shares repurchased                                   100,000
    Accrued Malaysian repatriation taxes (Note 1)                         829,585
    Payable to affiliate for (Note 2):
      Management fee                                                      644,906
      Shareholder service fee                                             124,519
    Accrued expenses                                                      183,752
                                                                  ---------------

      Total liabilities                                                49,123,413
                                                                  ---------------

Net assets                                                        $ 1,091,647,773
                                                                  ===============

Net assets consist of:
    Paid-in capital                                               $   978,419,841
    Distributions in excess of net investment income                   (5,330,621)
    Accumulated undistributed net realized gain                        17,702,240
    Net unrealized appreciation                                       100,856,313
                                                                  ---------------

                                                                  $ 1,091,647,773
                                                                  ===============
Net assets attributable to:
    Class II Shares                                               $    33,779,775
                                                                  ===============
    Class III Shares                                              $   927,108,342
                                                                  ===============
    Class IV Shares                                               $   130,759,656
                                                                  ===============

Shares outstanding:
    Class II                                                            2,864,266
                                                                  ===============
    Class III                                                          78,531,599
                                                                  ===============
    Class IV                                                           11,072,392
                                                                  ===============

Net asset value per share:
    Class II                                                      $         11.79
                                                                  ===============
    Class III                                                     $         11.81
                                                                  ===============
    Class IV                                                      $         11.81
                                                                  ===============


20            See accompanying notes to the financial statements.

GMO Foreign Fund
(A Series of GMO Trust)

Statement of Operations - Year Ended February 28, 1999
--------------------------------------------------------------------------------

Investment income:
    Dividends (net of foreign tax expense of $2,266,080)           $ 23,059,551
    Interest (including security lending income of $263,028)          3,531,007
                                                                   ------------
      Total income                                                   26,590,558
                                                                   ------------

Expenses:
    Management fee (Note 2)                                           8,363,703
    Custodian fees                                                      869,080
    Registration fees                                                    58,272
    Audit fees                                                           56,999
    Legal fees                                                           23,950
    Transfer agent fees                                                  42,006
    Trustees fees (Note 2)                                               10,667
    Miscellaneous                                                         7,583
    Fees waived or borne by Manager (Note 2)                         (2,741,305)
                                                                   ------------
                                                                      6,690,955
    Shareholder service fee (Note 2)
      Class II                                                          123,856
      Class III                                                       1,314,116
      Class IV                                                          164,581
                                                                   ------------

      Net expenses                                                    8,293,508
                                                                   ------------

         Net investment income                                       18,297,050
                                                                   ------------

Realized and unrealized gain (loss):
      Net realized gain (loss) on:
         Investments                                                 33,204,754
         Foreign currency, forward contracts and foreign currency
           related transactions                                      (1,594,849)
                                                                   ------------
           Net realized gain                                         31,609,905
                                                                   ------------

      Change in net unrealized appreciation (depreciation) on:
         Investments (Note 1)                                       (47,505,737)
         Foreign currency, forward contracts and foreign currency
           related transactions                                        (172,478)
                                                                   ------------
           Net unrealized loss                                      (47,678,215)
                                                                   ------------

      Net realized and unrealized loss                              (16,068,310)
                                                                   ------------
Net increase in net assets resulting from operations               $  2,228,740
                                                                   ============


              See accompanying notes to the financial statements.             21

GMO Foreign Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

Increase (decrease) in net assets:                                      Year Ended         Year Ended
                                                                     February 28, 1999  February 28, 1998
                                                                      ---------------    ---------------
Operations:
     Net investment income                                            $    18,297,050    $    16,444,114
     Net realized gain                                                     31,609,905          1,341,628
     Change in net unrealized appreciation (depreciation)                 (47,678,215)       106,316,685
                                                                      ---------------    ---------------

     Net increase in net assets resulting from operations                   2,228,740        124,102,427
                                                                      ---------------    ---------------

Distributions to shareholders from:
     Net investment income
       Class I                                                                     --           (265,008)
       Class II                                                            (1,237,030)          (647,192)
       Class III                                                          (18,110,163)       (18,851,879)
       Class IV                                                            (3,254,066)                --
                                                                      ---------------    ---------------
       Total distributions from net investment income                     (22,601,259)       (19,764,079)
                                                                      ---------------    ---------------

Distributions to shareholders from:
     Net realized gains
       Class I                                                                     --             (5,149)
       Class II                                                              (536,347)           (12,389)
       Class III                                                           (7,886,316)          (348,959)
       Class IV                                                            (1,226,681)                --
                                                                      ---------------    ---------------
       Total distributions from net realized gains                         (9,649,344)          (366,497)
                                                                      ---------------    ---------------

Net share transactions:  (Note 5)
       Class I                                                                     --         (4,265,890)
       Class II                                                           (19,441,415)        26,425,821
       Class III                                                          104,968,005         98,158,725
       Class IV                                                           (85,018,178)       198,193,992
                                                                      ---------------    ---------------
     Increase in net assets resulting from net share transactions             508,412        318,512,648
                                                                      ---------------    ---------------

     Total increase (decrease) in net assets                              (29,513,451)       422,484,499

Net assets:

     Beginning of period                                                1,121,161,224        698,676,725
                                                                      ---------------    ---------------

     End of period (including distributions in excess of net
       investment income of $5,330,621 and $343,662, respectively.)   $ 1,091,647,773    $ 1,121,161,224
                                                                      ===============    ===============


22            See accompanying notes to the financial statements.

GMO Foreign Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class I share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                        Period from March 1, 1997             Period Ended
                                                           to January 9, 1998              February 28, 1997*
                                                             ---------------                 ---------------

Net asset value, beginning of period                         $         10.65                 $          9.88
                                                             ---------------                 ---------------

Income from investment operations:
  Net investment income                                                 0.18(c)                         0.06
  Net realized and unrealized gain                                      0.28                            0.78
                                                             ---------------                 ---------------

         Total from investment operations                               0.46                            0.84
                                                             ---------------                 ---------------

Less distributions to shareholders from:
     Net investment income                                             (0.22)                          (0.07)
     Net realized gains                                                (0.00)(e)                          --
                                                             ---------------                 ---------------
         Total distributions                                           (0.22)                          (0.07)
                                                             ---------------                 ---------------

Net asset value, end of period                               $         10.89(d)              $         10.65
                                                             ===============                 ===============

Total Return (a)                                                        4.31%                           8.53%


Ratios/Supplemental Data:

     Net assets, end of period (000's)                       $            --                 $         4,891
     Net expenses to average
         daily net assets                                               0.88%**                         0.89%**(b)
     Net investment income to average
         daily net assets                                               1.82%**                         0.98%**
     Portfolio turnover rate                                              19%                             13%
     Fees and expenses voluntarily waived or borne by
         the Manager consisted of the following per
         share amounts:                                      $          0.03                 $          0.02

*     Period from July 10, 1996 (commencement of operations) to Fe

**    Annualized.

(a) The total returns would have been lower had certain expenses not been waived during the periods shown.

(b) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .01% of average daily net assets for the period ended February 28, 1997.

(c)   Computed using average shares outstanding throughout the period.

(d) All Class I shares of the Fund were exchanged for Class II shares on January 9, 1998. Amount represents ending net asset value per share on January 9, 1998.

(e)   The per share realized gain distribution was $0.004.


               See accompanying notes to the financial statements.            23

GMO Foreign Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class II share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                             Year Ended             Year Ended              Period Ended
                                                          February 28, 1999      February 28, 1998       February 28, 1997*
                                                            -------------          -------------           -------------

Net asset value, beginning of period                        $       12.09          $       10.65           $       10.02
                                                            -------------          -------------           -------------

Income from investment operations:
  Net investment income                                              0.20(c)                0.18(c)                 0.06
  Net realized and unrealized gain (loss)                           (0.14)                  1.48                    0.65
                                                            -------------          -------------           -------------

         Total from investment operations                            0.06                   1.66                    0.71
                                                            -------------          -------------           -------------

Less distributions to shareholders from:
     Net investment income                                          (0.25)                 (0.22)                  (0.08)
     Net realized gains                                             (0.11)                 (0.00)(d)                  --
                                                            -------------          -------------           -------------
         Total distributions                                        (0.36)                 (0.22)                  (0.08)
                                                            -------------          -------------           -------------

Net asset value, end of period                              $       11.79          $       12.09           $       10.65
                                                            =============          =============           =============

Total Return (a)                                                     0.36%                 15.94%                   7.08%


Ratios/Supplemental Data:

     Net assets, end of period (000's)                      $      33,780          $      53,949           $      21,957
     Net expenses to average
         daily net assets                                            0.82%                  0.82%                   0.84**%(b)
     Net investment income to average
         daily net assets                                            1.64%                  1.60%                   0.83%**
     Portfolio turnover rate                                           27%                    19%                     13%
     Fees and expenses voluntarily waived or borne by
         the Manager consisted of the following per
         share amounts:                                     $        0.03          $        0.03           $        0.02

* Period from September 30, 1996 (commencement of operations) to February 28, 1997.

**    Annualized.

(a) The total returns would have been lower had certain expenses not been waived during the periods shown.

(b) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .02% of average daily net assets.

(c)   Computed using average shares outstanding throughout the period.

(d)   The per share realized gain distribution was $0.004.


24            See accompanying notes to the financial statements.

GMO Foreign Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                              Year Ended             Year Ended            Period Ended
                                                           February 28, 1999      February 28, 1998     February 28, 1997*
                                                            --------------         --------------         --------------

Net asset value, beginning of period                        $        12.10         $        10.66         $        10.00
                                                            --------------         --------------         --------------

Income from investment operations:
  Net investment income                                               0.20(c)                0.21(c)                0.08
  Net realized and unrealized gain (loss)                            (0.12)                  1.45                   0.66
                                                            --------------         --------------         --------------

         Total from investment operations                             0.08                   1.66                   0.74
                                                            --------------         --------------         --------------

Less distributions to shareholders from:
     Net investment income                                           (0.26)                 (0.22)                 (0.08)
     Net realized gains                                              (0.11)                 (0.00)(d)                 --
                                                            --------------         --------------         --------------
         Total distributions                                         (0.37)                 (0.22)                 (0.08)
                                                            --------------         --------------         --------------

Net asset value, end of period                              $        11.81         $        12.10         $        10.66
                                                            ==============         ==============         ==============

Total Return (a)                                                      0.48%                 15.95%                  7.37%


Ratios/Supplemental Data:

     Net assets, end of period (000's)                      $      927,108         $      847,427         $      671,829
     Net expenses to average
         daily net assets                                             0.75%                  0.75%                  0.76%
     Net investment income to average
         daily net assets                                             1.60%                  1.80%                  1.24%
     Portfolio turnover rate                                            27%                    19%                    13%
     Fees and expenses voluntarily waived or borne by
         the Manager consisted of the following per
         share amounts:                                     $         0.03         $         0.03         $         0.02

*     Period from June 28, 1996 (commencement of operations) to February 28,
      1997.

**    Annualized.

(a) The total returns would have been lower had certain expenses not been waived during the periods shown.

(b) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .01% of average daily net assets.

(c)   Computed using average shares outstanding throughout the period.

(d)   The per share realized gain distribution was $0.004.


               See accompanying notes to the financial statements.            25

GMO Foreign Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                                           Period from January 9, 1998
                                                                       Year Ended         (commencement of operations)
                                                                    February 28, 1999         to February 28, 1998
                                                                     ---------------             ---------------

Net asset value, beginning of period                                 $         12.11             $         10.90
                                                                     ---------------             ---------------

Income from investment operations:
  Net investment income                                                         0.22(d)                       --(b)
  Net realized and unrealized gain (loss)                                      (0.15)                       1.21
                                                                     ---------------             ---------------

       Total from investment operations                                         0.07                        1.21
                                                                     ---------------             ---------------

Less distributions to shareholders from:
  Net investment income                                                        (0.26)                         --
  Net realized gains                                                           (0.11)
                                                                     ---------------             ---------------
       Total distributions                                                     (0.37)                         --
                                                                     ---------------             ---------------

Net asset value, end of period                                       $         11.81             $         12.11
                                                                     ===============             ===============

Total Return (a)                                                                0.53%                      11.10%


Ratios/Supplemental Data:

       Net assets, end of period (000's)                             $       130,760             $       219,785
       Net expenses to average
       daily net assets                                                         0.69%                       0.69%*
       Net investment income to average
       daily net assets                                                         1.81%                       0.26%*
       Portfolio turnover rate                                                    27%                         19%
       Fees and expenses voluntarily waived or borne by
       the Manager consisted of the following per
        share amounts:                                               $          0.03             $              (c)

*     Annualized.

(a) The total returns would have been lower had certain expenses not been waived during the periods shown.

(b) Net investment income earned was less than $.01 per share. Computed using average shares outstanding throughout the period.

(c) Fees or expenses voluntarily waived or borne by the manager were less than $.01 per share.

(d)   Computed using average shares outstanding throughout the period.


26            See accompanying notes to the financial statements.

GMO Foreign Fund
(A Series of GMO Trust)

Notes to Financial Statements
February 28, 1999
--------------------------------------------------------------------------------

1.    Significant accounting policies

      GMO Foreign Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks maximum total return through investment primarily in equity securities of non-U.S. issuers.

      Prior to January 9, 1998, the Fund offered three classes of shares: Class I, Class II, and Class III. Effective January 9, 1998, Class I shares ceased operations and all shares were exchanged for Class II shares, and Class IV shares commenced operations. The principal economic difference between the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus.

      The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      Portfolio valuation

      Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

GMO Foreign Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

      Certain investments in securities held by the Fund were valued on the basis of a price provided by a principal market maker. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements.

      On September 1, 1998, the Malaysian government introduced capital controls effectively eliminating trading of the Malaysian ringgit. Effective February 4, 1999, the Malaysian government modified these restrictions. Funds invested in Malaysia as of February 15, 1999 and repatriated within one year of September 1, 1998, or one year from the date of the investment if after September 1, 1998, are subject to a graduated repatriation tax on the principal invested with a maximum of 30%. The Fund has recorded an accrual in the amount of $829,585 for potential repatriation tax on principal invested prior to February 15, 1999. The accrual for Malaysian repatriation taxes is included in the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Funds invested in Malaysia on or after February 15, 1999 are subject to a repatriation tax on capital gains of 30% for currency repatriated in less than one year of the initial investment and 10% for currency repatriated after one year of the initial investment. The Fund has not made any additional investments in Malaysia on or after February 15, 1999 and accordingly no tax provision for capital gains has been accrued.

      Foreign currency translation

      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      Forward currency contracts

      The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with

GMO Foreign Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

      the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. There were no forward foreign currency contracts outstanding as of February 28, 1999.

      Security lending

      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At February 28, 1999, the Fund loaned securities having a market value of $40,418,074 collateralized by cash in the amount of $42,940,577 which was invested in a short-term instrument.

      Taxes

      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States. Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

      Distributions to shareholders

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. The Fund declares separate dividends from net investment income on each class of shares.

      Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to foreign currency and passive foreign investment company transactions.

      The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 28, 1999. This reclassification has no impact on net investment income, realized gain/loss and net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The

GMO Foreign Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

      calculation of net investment income per share in the financial highlights table excludes these adjustments.

         Accumulated
      Undistributed Net     Accumulated Net Realized
      Investment Income           Gain/(Loss)                Paid-in Capital
      -----------------           -----------                ---------------

         $(682,750)                $682,750                       $--

      Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

      Security transactions and related investment income

      Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      Allocation of operating activity

      The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

      Investment risk

      There are certain additional risks involved in investing in foreign securities that are not inherent in investments of domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.    Fees and other transactions with affiliates

      GMO earns a management fee paid monthly at the annual rate of .75% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net

GMO Foreign Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

      assets of each class at the annual rate of .22% for Class II shares, .15% for Class III shares, and .09% for Class IV shares.

      GMO agreed to waive a portion of its fee and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceed .60% of average daily net assets.

      Effective March 1, 1999, GMO's contractual management fee was reduced to .60% of average daily net assets. GMO entered into a binding agreement effective until February 29, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the year ended February 28, 1999, was $10,667. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    Purchases and sales of securities

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 28, 1999 aggregated $300,940,708 and $289,021,174, respectively.

      At February 28, 1999 the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                                                Gross
         Aggregate      Gross Unrealized      Unrealized      Net Unrealized
           Cost           Appreciation       Depreciation      Appreciation
      ---------------   ----------------   ---------------    ---------------
      $1,017,637,567      $217,094,029       $122,185,085       $94,908,944

4.    Principal shareholder

      At February 28, 1999, 12.26% of the outstanding shares of the Fund were held by one shareholder.

GMO Foreign Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

5.    Share transactions

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                     Period from March 1, 1997
                                         to January 9, 1998
                                 -----------------------------------
      Class I:                      Shares                 Amount
                                 ------------           ------------

      Shares sold                     826,358           $  9,729,112

      Shares issued to
      shareholders in
      reinvestment of
      distributions                    24,544                270,157

      Shares repurchased           (1,310,014)           (14,265,159)
                                 ------------           ------------

      Net decrease                   (459,112)          $ (4,265,890)
                                 ============           ============

                                           Year Ended                      Year Ended
                                       February 28, 1999               February 28, 1998
                                -----------------------------     ----------------------------
      Class II:                    Shares           Amount           Shares          Amount
                                ------------     ------------     ------------    ------------

      Shares sold                    854,704     $ 10,796,765        2,339,569    $ 25,766,240

      Shares issued to
      shareholders in
      reinvestment of
      distributions                  146,654        1,773,377           59,960         659,581
      Shares repurchased          (2,597,721)     (32,011,557)              --              --
                                ------------     ------------     ------------    ------------
      Net increase
      (decrease)                  (1,596,363)    $(19,441,415)       2,399,529    $ 26,425,821
                                ============     ============     ============    ============

GMO Foreign Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

      Share transactions - continued

                                            Year Ended                          Year Ended
                                         February 28, 1999                   February 28, 1998
                                  -------------------------------     -------------------------------
      Class III:                      Shares            Amount            Shares            Amount
                                  -------------     -------------     -------------     -------------

      Shares sold                    17,082,138     $ 209,494,684        29,233,963     $ 347,802,219

      Shares issued to
      shareholders in
      reinvestment of
      distributions                   1,616,582        19,533,092           851,431         9,367,832

      Shares repurchased            (10,176,725)     (124,059,771)      (23,128,254)     (259,011,326)
                                  -------------     -------------     -------------     -------------

      Net increase                    8,521,995     $ 104,968,005         6,957,140     $  98,158,725
                                  =============     =============     =============     =============

                                                                           Period from January 9,
                                                                                    1998
                                                                              (commencement of
                                             Year Ended                          operations)
                                          February 28, 1999                 to February 28, 1998
                                  -------------------------------     -------------------------------
      Class IV:                      Shares            Amount            Shares            Amount
                                  -------------     -------------     -------------     -------------

      Shares sold                       445,359     $   5,633,670        18,491,750     $ 202,184,682

      Shares issued to
      shareholders in
      reinvestment of
      distributions                     128,073         1,542,577                --                --

      Shares repurchased             (7,653,734)      (92,194,425)         (339,056)       (3,990,690)
                                  -------------     -------------     -------------     -------------

      Net increase
      (decrease)                     (7,080,302)    $ (85,018,178)       18,152,694     $ 198,193,992
                                  =============     =============     =============     =============

GMO Foreign Fund
(A Series of GMO Trust)

Federal Tax Information - (Unaudited)
February 28, 1999
--------------------------------------------------------------------------------

For the fiscal year ended February 28, 1999, all the Fund's distributions are from investment company taxable income, except that the Fund has designated 29.92% as net capital gain dividends.

The Fund has elected to defer to March 1, 1999 post-October currency losses of $1,285,056.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

GMO Foreign Fund
(A Series of GMO Trust)

Portfolio Managers

Mr. Jui Lai and Ms. Ann Spruill are responsible for the management of the GMO International Active Division. Mr. Jui and Ms. Spruill have been portfolio managers with GMO for eleven and nine years, respectively. The GMO Foreign Fund is managed on a geographic basis by Ms. Spruill, Mr. Lai, Mr. Hoyt Ludington and Mr. Richard Mattione.

Management Discussion and Analysis of Fund Performance

For the fiscal year ended February 28, 1999, the Class III shares of the GMO Foreign Fund returned +0.5%, underperforming its MSCI EAFE benchmark, which returned +4.9%, by 4.4% after fees. The underperformance was attributable to stock selection, as country selection was neutral.

Eleven of the twenty equity markets within the Morgan Stanley Capital International Europe, Australia, and Far East (EAFE) Index posted positive returns in local currencies over the past twelve months, and thirteen of the twenty posted positive returns in U.S. dollars. However, while the S&P 500 Index returned +19.7%, the MSCI EAFE Index returned only +4.9%. The lower return of the MSCI EAFE Index was the result of two major influences: continued weakness in Asia and a moderation of returns in Europe.

Australia was the only Pacific market to show a rise in local currency and in U.S. dollar terms during the fiscal year. The rise in U.S. dollar terms was a mere 1%. Japan's index fell 11.2%, but recovered about half of that decline on a mild rise in the currency. The other Pacific markets declined between 5.7% (New Zealand) and 27.7% (Malaysia) in local currency terms. It should be noted that Malaysia, because of its imposition of exchange controls, was removed from the MSCI EAFE Index at the end of September 1998.

Europe returned 10.8% in U.S. dollar terms during the fiscal year. Four of the markets beat the United States. Finland was the best industrial country market during this time, returning 79.4% in U.S. dollar terms. Belgium, Italy and France also beat the performance of the S&P 500. Five European markets fell during the fiscal year. Norway had the worst performance, falling 22.4% in local currency terms on concerns about the effects of weak oil prices. Currency movements had a relatively mild effect on performance. Most continental currencies were consolidated into the euro as of January 1, 1999. They had been strong prior to the introduction of the euro but slipped back, and for the fiscal year appreciated slightly less than 2% against the U.S. dollar. The British pound moved in the opposite direction, declining almost 3% against the U.S. dollar.

Our country selection was neutral during the fiscal year. The biggest single negative factor was our position in emerging markets, which reduced performance by 79 basis points. An underweight position in Finland, the best performing market, cost 64 basis points. However, these losses were neutralized by other positive country selection decisions. An underweight position in Japan (the Fund started the fiscal year with a weight in Japan of 19.4% against the EAFE benchmark weight of 24.5%), added 57 basis points, while overweight positions in Belgium and Spain added 52 basis points and 47 basis points, respectively.

The key factor in the Fund's underperformance was weak stock selection. Value (as measured by price to book, price to earnings and price to cash flow ratios, along with dividend yield) performed poorly during the fiscal year, underperforming the MSCI EAFE Index by 216 basis points. The only factor with positive returns was cheapness on cash flow, which was helped by strength in telecom stocks and the interest in restructuring stories (which often have gross cash flow but little earnings). The worst performance was turned in by stocks cheap on price to book, the most traditional value measure. These issues undershot the MSCI EAFE Index by 767 basis points during the fiscal year. Our stock selection beat the markets in Italy, the United Kingdom and Japan. However, we were behind in larger markets such as Germany and France.

At the end of the fiscal year we held an 18.4% weight in Japan. This is 2.7% underweight relative to the benchmark, or roughly half the underweight maintained one year ago. On balance we have become somewhat more positive on Japan. Japan's statistical positives are numerous, and, in some cases, long-standing: the underperformance of the market, its attractiveness on price to book ratio and an ROE that seems considerably below that which could be realized. More recently there seems to be a broader recognition of the need for restructuring so as to boost ROE, with many companies announcing restructuring plans. Thus there has been some progress on one of the concerns mentioned last year - that Japanese management was showing little interest in taking the truly radical measures necessary to boost earnings, rather than the more modest measures that at best allow short-term survival. We are currently most overweight in Spain, Italy, Australia and Belgium. We are most underweight in Switzerland, with roughly comparable underweights in the United Kingdom and Japan.

Currency Hedging

Currency hedging added 1 basis point to our total return over the past fiscal year. This was due primarily to a hedge of the 0.3% Malaysian ringgit exposure. This position had to be (and was) closed in September 1998 after the imposition of exchange controls.

Our policy is generally to be unhedged, recognizing that in doing so we achieve the desired exposure to the underlying real assets (the business operations). However, to protect the dollar value of our investments, we will on occasion hedge out a particular currency, either because it is significantly overvalued or because the currency seems at risk due to unfavorable economic developments. At the end of the fiscal year there were no hedges in place.

Malaysia Valuation

With the imposition of foreign exchange controls in Malaysia, it was necessary to review the valuation of our holdings there. Initially, we applied a 35% discount, which had been reduced to 30% at the end of the fiscal year (in line with the schedule announced in mid-February for gradual removal of those controls). We anticipate adjusting that discount in line with the schedule announced by the government, which would bring the discount to zero in September 1999 if the government follows through on its timetable.

MSCI used the imposition of exchange controls to review its posture on Malaysia. Effective at the end of September 1998, Malaysia was removed from all of the industrial country benchmarks that MSCI produces, including the MSCI EAFE benchmark. MSCI was using only a 15% discount on Malaysian stocks at the end of the fiscal year but, if the timetable is followed, both GMO and MSCI will be using the same 0% discount in September 1999.

Emerging Markets

Emerging markets have grown considerably in recent years in terms of the number of investable markets and the number of stocks listed, although the sharp setback last year in a number of the markets reduced market capitalization. Our investments in emerging markets have been on an opportunistic stock-picking basis using GMO's traditional long-term value investment philosophy. Our policy is to invest up to 10% of the portfolio in emerging markets, subject to stock selection opportunities and attractive valuations relative to the developed markets. At the end of the fiscal year 3.6% of the GMO Foreign Fund was invested in emerging markets, with South Africa (a recent investment) almost exactly half of the emerging exposure. Because of the extremely weak performance of emerging markets, our exposure there diminished our returns by 79 basis points during the past fiscal year, and thus worsened our performance relative to the MSCI EAFE Index.

Outlook

The Foreign Fund is managed with a long-term investment horizon and consequent low turnover. We typically buy company stocks at relatively low price to earnings, low price to cash flow, low price to book or asset ratios, and high dividend yield. Currently the Foreign Fund stands at a discount to the market on the first three of these ratios, while having a higher dividend yield.

We believe that this is an opportune time to invest in foreign markets. In Europe we see an increasing number of companies starting to adopt a more positive attitude to shareholder value which, in line with the U.S. experience, should impact returns positively. In much of Asia there has been a return to realistic valuations, along with a greater recognition of the need to change earlier business practices and to restructure. Furthermore, the relative inefficiencies of foreign markets, along with the attractive position of value stocks, should allow us to achieve superior returns.

The views expressed here are exclusively those of Grantham, Mayo, Van Otterloo & Co LLC Management. They are not meant as investment advice.

            Comparison of Change in Value of a $10,000 Investment in
           GMO Foreign Fund Class III Shares and the MSCI EAFE Index
                            As of February 28, 1999

--------------------------------------------------------------------------------
                          Average Annual Total Return
--------------------------------------------------------------------------------
                                                                         Since
                        1 Year          5 Year          10 Year        Inception
--------------------------------------------------------------------------------
                                                                        9/30/96
Class II                  0.4%             n/a              n/a           9.5%
--------------------------------------------------------------------------------
Class III                 0.5%            8.6%            10.4%           n/a
--------------------------------------------------------------------------------
                                                                        1/9/98
Class IV                  0.5%             n/a              n/a          10.2%
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                            GMO Foreign Fund
     Date                   Class III Shares                 MSCI EAFE Index
     ----                   ----------------                 ---------------

    1/31/89
    2/28/89                     10,000                            10,000
    3/31/89                     10,062                             9,804
    6/30/89                     10,125                             9,199
    9/30/89                     11,470                            10,339
   12/31/89                     12,198                            10,807
    3/31/90                     12,091                             8,670
    6/30/90                     12,926                             9,498
    9/30/90                     10,483                             7,485
   12/31/90                     11,001                             8,273
    3/31/91                     11,941                             8,888
    6/30/91                     11,241                             8,403
    9/30/91                     12,401                             9,123
   12/31/91                     12,359                             9,276
    3/31/92                     12,384                             8,175
    6/30/92                     13,263                             8,348
    9/30/92                     12,025                             8,474
   12/31/92                     11,789                             8,147
    3/31/93                     13,213                             9,124
    6/30/93                     14,043                            10,041
    9/30/93                     15,430                            10,707
   12/31/93                     16,642                            10,800
    3/31/94                     17,284                            11,177
    6/30/94                     17,598                            11,748
    9/30/94                     18,025                            11,760
   12/31/94                     17,726                            11,640
    3/31/95                     17,591                            11,857
    6/30/95                     18,722                            11,943
    9/30/95                     19,796                            12,441
   12/31/95                     20,181                            12,944
    3/31/96                     20,760                            13,318
    6/30/96                     21,526                            13,528
    9/30/96                     21,569                            13,512
   12/31/96                     23,069                            13,727
    3/31/97                     23,286                            13,513
    6/30/97                     26,083                            15,266
    9/30/97                     27,127                            15,158
   12/31/97                     24,652                            13,970
    3/31/98                     27,861                            16,025
    6/30/98                     27,596                            16,195
    9/30/98                     24,031                            13,892
   12/31/98                     28,092                            16,761
    2/28/99                     26,929                            16,313

Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on reinvested distributions. Each performance figure assumes purchase at the beginning and redemption at the end of the stated period. The Fund commenced operations on June 28, 1996 subsequent to a transaction involving, in essence, the reorganization of the GMO International Equities Pool of the Common Fund for Non-Profit Organizations (the "GMO Pool") as the Foreign Fund. All information relating to the time periods prior to June 28, 1996 relates to the GMO Pool. Performance for Class IV and Class II shares may vary due to different shareholder service fees. Past performance is not indicative of future performance. Information is unaudited.

GMO Global Properties Fund
(A Series of GMO Trust)
Annual Report
February 28, 1999

                        Report of Independent Accountants

To the Trustees of GMO Trust and the Shareholders of GMO Global Properties Fund (A Series of GMO Trust)

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Global Properties Fund at February 28, 1999 and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 22, 1999

GMO Global Properties Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

 Shares    Description                                                Value ($)
--------------------------------------------------------------------------------
           REAL ESTATE INVESTMENTS - 97.9%
           Canada - 10.3%
   13,700  Brookfield Properties Corp                                   163,365
    9,000  Canadian Hotel Income Properties                              47,698
   37,722  Concord Pacific Group *                                       17,493
   49,591  Oxford Properties Group *                                    497,717
    4,000  Trizec Hahn Corp (Sub-Voting) REIT                            77,750
                                                                   -------------
                                                                        804,023
                                                                   -------------
           Finland - 1.4%
   20,000  Sponda Oyj                                                   113,068
                                                                   -------------

           France - 13.6%
    5,163  Compagnie Fonciere Klepierre                                 460,783
    1,357  Silic                                                        235,364
    9,101  Sophia SA                                                    367,655
                                                                   -------------
                                                                      1,063,802
                                                                   -------------
           Hong Kong - 0.7%
   31,275  Great Eagle Holdings Ltd                                      28,862
  115,000  Tai Cheung Holdings Ltd                                       25,382
                                                                   -------------
                                                                         54,244
                                                                   -------------
           Japan - 7.6%
    8,000  Daibiru Corp                                                  47,872
    5,000  Hankyu Realty Co Ltd                                          18,584
   10,000  Heiwa Real Estate Co Ltd                                      27,054
    5,000  Keihanshin Real Estate                                        18,331
   26,000  Mitsubishi Real Estate Co Ltd                                256,603
   13,000  Mitsui Fudosan Co Ltd                                        104,197
    7,000  Sankei Building Co Ltd                                        21,239
   11,000  Sumitomo Realty and Development Co Ltd                        35,415
    6,180  TOC Co Ltd                                                    51,513
    5,000  Tokyo Rakutenchi                                              14,159
                                                                   -------------
                                                                        594,967
                                                                   -------------
           Netherlands - 9.0%
   17,555  German City Estates NV (Bearer)                              194,637
    2,000  Melia Inversiones Americanas NV *                             67,534
    5,779  Nagron Nationaal Grandbezit NV                               145,275
    2,058  Vastned Retail NV                                            113,071
    4,972  Vastned (Offices) NV                                         182,298
                                                                   -------------
                                                                        702,815
                                                                   -------------
           New Zealand - 6.8%
  821,458  Trans Tasman Properties Ltd                                  172,210
1,736,363  Trans Tasman Properties Ltd (Convertible)                    364,011
                                                                   -------------
                                                                        536,221
                                                                   -------------


              See accompanying notes to the financial statements.              1

GMO Global Properties Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

 Shares    Description                                                Value ($)
--------------------------------------------------------------------------------
           Singapore - 0.9%
   25,000  DBS Land Ltd                                                  30,923
   20,000  Singapore Land Ltd                                            39,489
                                                                   -------------
                                                                         70,412
                                                                   -------------
           Sweden - 5.2%
  140,500  Hufvudstaden AB Class A                                      407,197
                                                                   -------------

           United Kingdom - 11.9%
1,926,166  Hemingway Properties Plc                                     678,858
  100,000  Nursing Home Properties                                      251,514
                                                                   -------------
                                                                        930,372
                                                                   -------------
           United States - 30.5%
    6,000  Arden Realty Group Inc REIT                                  140,250
    4,500  Bedford Properties Investments Inc REIT                       71,438
    3,000  Boston Properties Inc REIT                                    96,938
    3,000  Bradley Real Estate Inc REIT                                  57,375
    2,000  Brandywine Realty Trust REIT                                  32,875
    8,500  Crescent Real Estate Equities REIT                           177,438
      800  Crestline Capital Corp REIT                                   10,200
    4,500  Eastgroup Properties Inc REIT                                 78,750
    5,000  Felcor Lodging Trust Inc REIT                                118,125
   10,200  First Industrial Realty Trust Inc REIT                       263,925
    3,000  Gables Residential Trust REIT                                 69,375
    2,000  Glimcher Realty Trust REIT                                    29,625
    8,696  Host Marriott Corp REIT                                       94,026
   18,000  Meditrust Companies                                          220,500
    2,000  Parkway Properties Inc REIT                                   52,750
   20,498  Patriot American Hospitality REIT Preferred                  111,458
      360  Patriot American Hospitality REIT Preferred Series B           8,550
    3,500  Prentiss Properties Trust REIT                                70,000
    6,000  Reckson Associates Realty Corp                               127,500
      960  Reckson Service Industries Inc *                               4,800
    4,000  Simon Property Group Inc REIT                                101,750
    3,000  Smith (Charles E) Residential Realty REIT                     88,125
    7,000  Starwood Hotels & Resorts REIT                               217,000
    5,000  Urban Shopping Centers Inc REIT                              150,000
                                                                   -------------
                                                                      2,392,773
                                                                   -------------

           TOTAL REAL ESTATE INVESTMENTS (Cost $9,748,600)            7,669,894
                                                                   -------------


2             See accompanying notes to the financial statements.

GMO Global Properties Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

                                                                      Value ($)
--------------------------------------------------------------------------------
           TOTAL INVESTMENTS - 97.9%
           (Cost $9,748,600)                                          7,669,894

           Other Assets and Liabilities (net) -  2.1%                   161,937
                                                                   -------------

           TOTAL NET ASSETS - 100.0%                             $    7,831,831
                                                                   =============

           Notes to the Schedule of Investments:

           *  Non-income producing security.
           REIT - Real Estate Investment Trust


              See accompanying notes to the financial statements.              3

GMO Global Properties Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities - February 28, 1999
--------------------------------------------------------------------------------

Assets:
    Investments, at value (cost $9,748,600) (Note 1)             $    7,669,894
    Foreign currency, at value (cost $34,560)                            34,562
    Cash                                                                 53,853
    Receivable for investments sold                                      87,777
    Dividends receivable                                                  4,902
    Foreign withholding taxes receivable                                 19,217
    Receivable for expenses waived or borne by Manager (Note 2)           5,736
                                                                  --------------

      Total assets                                                    7,875,941
                                                                  --------------

Liabilities:
    Payable to affiliate for (Note 2):
      Management fee                                                      4,581
      Shareholder service fee                                               915
    Accrued expenses                                                     38,614
                                                                  --------------

      Total liabilities                                                  44,110
                                                                  --------------

Net assets                                                       $    7,831,831
                                                                  ==============

Net assets consist of:
    Paid-in capital                                              $    9,920,598
    Distributions in excess of net investment income                   (134,280)
    Accumulated undistributed net realized gain                         121,631
    Net unrealized depreciation                                      (2,076,118)
                                                                  --------------

                                                                 $    7,831,831
                                                                  ==============

Net assets attributable to Class III Shares                      $    7,831,831
                                                                  ==============

Shares outstanding - Class III                                          984,265
                                                                  ==============

Net asset value per share - Class III                            $         7.96
                                                                  ==============


4             See accompanying notes to the financial statements.

GMO Global Properties Fund
(A Series of GMO Trust)

Statement of Operations - Year Ended February 28, 1999
--------------------------------------------------------------------------------
Investment income:
    Dividends (net of foreign tax expense of $24,879)             $    421,130
    Interest                                                            16,379
                                                                   ------------
      Total income                                                     437,509
                                                                   ------------

Expenses:
    Management fee (Note 2)                                             67,365
    Custodian fees                                                      60,290
    Audit fees                                                          35,203
    Transfer agent fees                                                 25,757
    Legal fees                                                             183
    Trustees fees (Note 2)                                                 182
    Miscellaneous                                                          252
    Fees waived or borne by Manager (Note 2)                           (74,378)
                                                                   ------------
                                                                       114,854
    Shareholder service fee - Class III (Note 2)                        13,472
                                                                   ------------

      Net expenses                                                     128,326
                                                                   ------------

         Net investment income                                         309,183
                                                                   ------------

Realized and unrealized gain (loss):
      Net realized gain (loss) on:
         Investments                                                   140,137
         Foreign currency and foreign currency related transactions     18,140
                                                                   ------------
             Net realized gain                                         158,277
                                                                   ------------

      Change in net unrealized appreciation (depreciation) on:
         Investments                                                (2,051,199)
         Foreign currency and foreign currency related transactions      3,527
                                                                   ------------
             Net unrealized loss                                    (2,047,672)
                                                                   ------------
      Net realized and unrealized loss                              (1,889,395)
                                                                   ------------

Net decrease in net assets resulting from operations              $ (1,580,212)
                                                                   ============


              See accompanying notes to the financial statements.              5

GMO Global Properties Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
---------------------------------------------------------------------------------------------------------

                                                                           Year Ended        Year Ended
                                                                       February 28, 1999   February 28, 1998
                                                                          ------------       ------------
Increase (decrease) in net assets:
Operations:
     Net investment income                                                $    309,183       $    287,620
     Net realized gain                                                         158,277             86,654
     Change in net unrealized appreciation (depreciation)                   (2,047,672)            15,639
                                                                          ------------       ------------

     Net increase (decrease) in net assets resulting from operations        (1,580,212)           389,913
                                                                          ------------       ------------

Distributions to shareholders from:
     Net investment income - Class III                                        (329,064)          (306,831)
     In excess of net investment income - Class III                            (38,660)                --
     Net realized gains - Class III                                           (221,135)                --
                                                                          ------------       ------------
                                                                              (588,859)          (306,831)
                                                                          ------------       ------------

Net share transactions - Class III (Note 5)                                    (60,157)           513,622
                                                                          ------------       ------------

     Total increase (decrease) in net assets                                (2,229,228)           596,704


Net assets:
     Beginning of period                                                    10,061,059          9,464,355
                                                                          ------------       ------------

     End of period (including distributions in excess of net
       investment income of $134,280 and $111,901,
       respectively.)                                                     $  7,831,831       $ 10,061,059
                                                                          ============       ============


6             See accompanying notes to the financial statements.

GMO Global Properties Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------------------------

                                                         Year Ended    Year Ended   Period Ended
                                                         February 28,  February 28,  February 28,
                                                             1999          1998         1997 *
                                                          ---------     ---------     ---------
Net asset value, beginning of period                      $   10.14     $   10.06     $   10.00
                                                          ---------     ---------     ---------

Income from investment operations:
    Net investment income                                      0.40          0.30          0.04
    Net realized and unrealized gain (loss)                   (1.97)         0.10          0.02 (b)
                                                          ---------     ---------     ---------
      Total from investment operations                        (1.57)         0.40          0.06
                                                          ---------     ---------     ---------

Less distributions to shareholders from:
    Net investment income                                     (0.33)        (0.32)           --
    In excess of net investment income                        (0.06)           --            --
    Net realized gains                                        (0.22)           --            --
                                                          ---------     ---------     ---------
      Total distributions                                     (0.61)        (0.32)           --
                                                          ---------     ---------     ---------

Net asset value, end of period                            $    7.96     $   10.14     $   10.06
                                                          =========     =========     =========

Total Return (a)                                             (15.87%)        4.07%         0.60%

Ratios/Supplemental Data:

    Net assets, end of period (000's)                     $   7,870     $  10,061     $   9,464
    Net expenses to average
      daily net assets                                         1.43%         1.43%         1.98%**
    Net investment income to average
      daily net assets                                         3.44%         2.89%         2.39%**
    Portfolio turnover rate                                      26%           15%            0%
    Fees and expenses voluntarily waived or borne by
      the Manager consisted of the following per
      share amounts:                                      $    0.10     $    0.08     $    0.05

*     Period from December 20, 1996 (commencement of operations) to February 28,
      1997.
**    Annualized.
(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments for the period ended February 28, 1997 due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.


              See accompanying notes to the financial statements.              7

GMO Global Properties Fund
(A Series of GMO Trust)

Notes to Financial Statements
February 28, 1999
--------------------------------------------------------------------------------

1.    Significant accounting policies

      GMO Global Properties Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

      The Fund seeks long-term capital growth primarily through investment in securities of issuers throughout the world which are engaged in or related to the real estate industry or which own significant real estate assets.

      The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      Portfolio valuation

      Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      Foreign currency translation

      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies, currency gains and losses

GMO Global Properties Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

      realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      Taxes

      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States. Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

      Distributions to shareholders

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

      Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to foreign currency and passive foreign investment company transactions.

      The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 28, 1999. This reclassification has no impact on net investment income, realized gain/loss and net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

        Accumulated
      Undistributed Net         Accumulated Net Realized
      Investment Income               Gain/(Loss)                Paid-in Capital
      -----------------         ------------------------         ---------------
           $36,162                      $(35,206)                      $(956)

      Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

GMO Global Properties Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

      The Fund's investments in REIT equity securities may at times result in the Fund's receipt of cash in excess of its interest in the REIT's earnings. The excess amount cannot be determined by the Fund at the time of receipt. If the Fund distributes amounts which are subsequently determined to exceed REIT earnings, such amounts would constitute a return of capital to Fund shareholders for federal income tax purposes.

      Security transactions and related investment income

      Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

      Expenses

      The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

      Purchases and redemptions of Fund shares

      The premium on cash purchases of Fund shares is .60% of the amount invested. In the case of cash redemptions, the fee is .30% of the amount redeemed. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. Purchase premiums are included as part of "shares sold" and redemption fees are included as part of "shares repurchased", respectively, as summarized in Note 5. For the year ended February 28, 1999, the Fund received $310 in purchase premiums and $2,046 in redemption fees. There is no premium for reinvested distributions.

      Investment risks

      There are certain additional risks involved in investing in real estate related securities rather than a more diversified portfolio of investments. Since the Fund's investments are concentrated in real estate related securities, the value of its shares can be expected to change in light of factors affecting the real estate industry, including local or regional economic conditions, changes in zoning laws, changes in real estate values and property taxes, and changes in interest rates. The value of the Fund's shares may fluctuate more widely than the value of shares of a portfolio that invests in a broader range of industries. Additionally, there are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

GMO Global Properties Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

2.    Fees and other transactions with affiliates

      GMO earns a management fee paid monthly at the annual rate of .75% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

      GMO agreed to waive a portion of its fee and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding custody fees, brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceed .60% of average daily net assets.

      Effective March 1, 1999, GMO's contractual management fee was reduced to .60% of average daily net assets. GMO entered into a binding agreement effective until February 29, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding custody fees, brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the year ended February 28, 1999, was $182. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    Purchases and sales of securities

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 28, 1999, aggregated $2,219,255 and $2,505,490, respectively.

      At February 28, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in the value of investments held were as follows:

                             Gross Unrealized     Gross Unrealized       Net Unrealized
        Aggregate Cost         Appreciation         Depreciation          Depreciation
      -------------------   -------------------   ------------------    ------------------
          $9,797,163             $222,747            $2,350,016            $2,127,269

4.    Principal shareholder

      At February 28, 1999, 69% of the outstanding shares of the Fund were held by one shareholder, who is an affiliate of the Manager.

GMO Global Properties Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

5.    Share transactions

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including the purchase premiums and redemption fees received by the Fund, were as follows:

                                  Year Ended               Year Ended
      Class III:              February 28, 1999         February 28, 1998
                            ----------------------    ---------------------
                              Shares       Amount       Shares      Amount
                            ---------    ---------    ---------   ---------
      Shares sold               6,092    $  51,612       24,144   $ 243,500

      Shares issued to
      shareholders in
      reinvestment of
      distributions            65,429      570,231       27,655     270,122

      Shares repurchased      (79,398)    (682,000)          --          --
                            ---------    ---------    ---------   ---------

      Net increase
      (decrease)               (7,877)   $ (60,157)      51,799   $ 513,622
                            =========    =========    =========   =========

GMO Global Properties Fund
(A Series of GMO Trust)

Federal Tax Information - (Unaudited)
February 28, 1999
--------------------------------------------------------------------------------

For the fiscal year ended February 28, 1999, all the Fund's distributions are from investment company taxable income, except that the Fund has designated .01% as net capital gain dividends.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

GMO Global Properties Fund
(A Series of GMO Trust)

Portfolio Managers

Mr. Eyk Van Otterloo and Mr. Wilson Magee are primarily responsible for the day-to-day management of the Fund. Mr. Van Otterloo has been with GMO since its founding in 1977. Mr. Magee joined GMO in January 1997 following 15 years of experience in the real estate industry.

Management Discussion and Analysis of Performance

The Class III shares of the Global Properties Fund (GPF) returned -15.9% during the twelve months ended February 28, 1999. During the same period, the Salomon Brothers World Property Equity Index returned -19.3%.

Securities of real estate companies posted poor returns for the second consecutive year. During the last twelve months, four countries contributed significantly to the poor performance of global property stocks - Hong Kong, Japan, United Kingdom and the United States. Together, these countries constitute over 70% of the benchmark capitalization.

Fund performance was enhanced by country allocations. Overweights in France and the Netherlands were very positive contributors to relative performance as were under-weights of the United States and Hong Kong. Our allocation to the US was half that of its benchmark weight and to Hong Kong, less than one-third, but we maintained neutral weights in Japan and the United Kingdom. Securities positions in the UK were defensive and enabled the Fund to outperform the UK by over 900 basis points. Stock selection was generally negative in terms of value added, however. Stock selection added value in Japan, the Netherlands and the UK, but was negative in Australia (New Zealand), Canada and the US. Foreign exchange added value although the Fund did not employ any currency hedges during the year.

Security Selection

Property stocks are selected using a three-tier process. First, property markets are analyzed to identify prospective fundamental property trends within the context of macroeconomic trends that are meaningful to property investment, namely interest rate changes, inflation, real GDP growth and demographics. Second, country allocations are established utilizing our country models of relative real estate and securities index values. Initial currency hedging strategies are also established. Finally, fundamental securities analysis is employed to select securities of undervalued companies.

Outlook

The outlook for property stocks varies by country. Within Europe, France, the Netherlands and Sweden markets are recovering with little commercial construction and improving prospects for property companies. The repricing of UK property stocks during the second half of 1998 makes them more attractive despite near equilibrium conditions in commercial markets. Both Canada and the US offer strong economic and property fundamentals combined with the most attractive valuations found in any investable countries. Momentum for property stocks remains weak in both countries, however, and we are nervous about possible over-capacity in some US cities.

Following steep declines in prices for property companies in Asia, these markets have begun to rebound lately. Returns from trough prices have been attractive, but we are nervous that current prices reflect the anticipation of an immediate turnaround. In almost every Asian market, property fundamentals are well below those seen during peak years and supplies of most property types are excessive. Valuing Asian property companies is particularly difficult as fundamentals bottom. We are optimistic about the long-term outlook for property companies with significant commercial exposure in Japan, but are negative about Australia, particularly companies with exposure to Sydney office where oversupply looms as a long-term problem.

The views expressed here are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC Management. They are not meant as investment advice.

            Comparison of Change in Value of a $10,000 Investment in
               GMO Global Properties Fund Class III Shares and the
                Salomon Smith Barney World Equity Property Index
                             As of February 28, 1999

--------------------------------------------------------------------------------
                          Average Annual Total Return
--------------------------------------------------------------------------------
                                            Since
                            1 Year        Inception
--------------------------------------------------------------------------------
                                           12/20/96
Class III                   -16.6%          -6.0%
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]



     Date             GMO Global Properties Fund        Salomon Smith Barney
                            Class III Shares          World Equity Property Index
     ----                ---------------------        ---------------------------

    1/31/96
   12/20/96                      9,940                            10,000
   12/31/96                     10,010                            10,238
    3/31/97                     10,049                             9,901
    6/30/97                     10,318                            10,728
    9/30/97                     10,989                            10,920
   12/31/97                     10,191                             9,211
    3/31/98                     10,232                             9,481
    6/30/98                      9,842                             8,349
    9/30/98                      8,761                             7,398
   12/31/98                      9,239                             7,992
    2/28/99                      8,729                             7,708


Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on reinvested distributions. Each performance figure assumes purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of 60 bp on the purchase and 30 bp on the redemption. Transaction fees are paid to the Fund to cover trading costs. Information is unaudited.

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Annual Report
February 28, 1999

                        Report of Independent Accountants

To the Trustees of GMO Trust and the Shareholders of GMO Tax-Managed International Equities Fund (A Series of GMO Trust)

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Tax-Managed International Equities Fund at February 28, 1999 and the results of its operations, the changes in its net assets and the financial highlights for the period July 29, 1998 (commencement of operations) through February 28, 1999, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at February 28, 1999 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 16, 1999

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
February 28, 1999

    Shares    Description                                                          Value ($)
--------------------------------------------------------------------------------------------
              COMMON STOCKS - 94.9%
              Australia - 4.1%
       7,700  Amcor Ltd                                                              38,308
       6,000  Australia and New Zealand Banking Group Ltd                            38,747
       7,500  Bank of Western Australia                                              14,437
      30,100  Burswood Ltd                                                           20,373
       1,600  Coca Cola Amatil Ltd                                                    6,301
       7,500  Commonwealth Bank of Australia                                        112,702
       4,700  Consolidated Rutile Ltd *                                               2,130
      18,200  Crown Limited *                                                         8,928
       8,700  Email Ltd                                                              14,586
       9,700  National Australia Bank Ltd                                           161,723
      17,000  News Corp Ltd                                                         119,285
       2,800  Normandy NFM Ltd                                                        5,738
       5,000  OPSM Protector Ltd                                                      9,376
      16,000  Pioneer International Ltd                                              32,240
      16,800  PMP Communications Ltd                                                 32,965
       7,400  Resolute Ltd                                                            5,192
      26,600  Telstra Corporation                                                   135,706
       1,700  Weston (George) Foods Ltd                                               7,073
                                                                               -------------
                                                                                    765,810
                                                                               -------------
              Austria - 1.2%
         300  Austria Tabakwerke AG                                                  22,160
       1,096  Austrian Airlines                                                      36,094
       1,000  Boehler Uddeholm (Bearer)                                              47,928
         200  Brau Union AG                                                          10,407
         150  Oesterreichische Brau Beteiligungs AG                                   7,148
         309  OMV AG                                                                 28,493
       2,100  Voest-Alpine Stahl AG                                                  64,686
                                                                               -------------
                                                                                    216,916
                                                                               -------------
              Belgium - 0.5%
         500  Electrafina NPV                                                        59,498
         400  Solvay Et Cie                                                          27,488
                                                                               -------------
                                                                                     86,986
                                                                               -------------
              Denmark - 0.6%
         100  Codan Forsikring                                                       10,631
          80  Kapital Holding AS                                                      3,928
         180  Tele Danmark AS Class B                                                21,635
       2,600  Tryg Baltica Forsikring                                                65,264
         200  Unidanmark AS Class A (Registered)                                     14,234
                                                                               -------------
                                                                                    115,692
                                                                               -------------


              See accompanying notes to the financial statements.              1

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

    Shares    Description                                                          Value ($)
--------------------------------------------------------------------------------------------
              Finland - 0.4%
       4,000  Enso OY Class R                                                        35,348
       1,800  Kemira OY                                                              10,868
       4,000  Rautaruukki OY                                                         25,029
                                                                               -------------
                                                                                     71,245
                                                                               -------------
              France - 11.3%
       1,000  Axa SA                                                                130,413
       1,630  Banque Nationale de Paris                                             130,084
       3,330  Banque Paribas Class A                                                286,957
          20  Bongrain                                                                7,662
         100  Brocacef Holding                                                        1,570
         140  Chargeurs International SA                                              6,455
       1,170  Christian Dior                                                        134,473
          40  Colas SA                                                                7,592
         500  Compagnie Generale d'Industrie et de Participations                    27,142
         570  Compagnie Parisienne de Reescompte                                     22,720
         820  Credit Local de France SA                                             110,269
         280  Credit National                                                        15,983
         100  Damart SA                                                               6,861
          40  Eiffage SA                                                              2,815
          10  Elf Gabon                                                                 857
         300  Eramet                                                                 11,362
         710  Eridania Beghin-Say SA                                                102,881
          40  Esso S.A.F.                                                             3,245
          10  Fromageries Bel SA                                                      7,245
         210  Gaz Et Eaux                                                             9,279
       1,890  Groupe Danone                                                         470,760
          10  Guyenne Et Gascogne                                                     4,171
          80  Imetal                                                                  9,485
          40  Nord-Est                                                                1,155
         850  Pernod Ricard                                                          50,293
       2,600  Saint-Gobain                                                          404,148
          90  Sylea (Bearer)                                                          4,446
       9,390  Usinor Sacilor                                                        115,242
         120  Vallourec                                                               3,429
                                                                               -------------
                                                                                  2,088,994
                                                                               -------------
              Germany - 8.2%
       4,200  Bankgesellschaft Berlin AG                                             63,856
       9,850  BASF AG                                                               341,145
       2,700  Bayer AG                                                               95,587
       1,150  Bilfinger & Berger                                                     21,587
       4,300  Deutsche Telekom AG                                                   197,310


2             See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

    Shares    Description                                                          Value ($)
--------------------------------------------------------------------------------------------
              Germany - continued
         400  Douglas Holdings AG                                                    19,057
         800  Heidelberg Port-Zement                                                 54,448
         100  Leirheit AG                                                             3,403
         500  Munich Reinsurance (Registered)                                       100,883
         500  Munich Reinsurance *                                                   99,731
         200  Thyssen AG                                                             40,507
       9,000  Veba AG                                                               480,155
           6  Walter Bau AG                                                             566
                                                                               -------------
                                                                                  1,518,235
                                                                               -------------
              Hong Kong - 2.8%
      75,000  Amoy Properties Ltd                                                    54,209
      21,000  Cathay Pacific Airways Ltd                                             23,446
      71,000  Chinese Estates Holdings Ltd                                           10,813
       7,000  CLP Holdings Ltd                                                       32,977
      54,000  Hang Lung Development Co Ltd                                           51,925
       4,000  Hang Seng Bank                                                         32,526
      10,000  Henderson Land Development Co Ltd                                      43,497
      20,000  Hong Kong Land Holdings                                                21,000
       9,215  Hong Kong Telecommunications                                           15,402
      40,000  Jardine International Motor Holdings Ltd                               14,456
      50,000  Mandarin Oriental                                                      24,250
      29,000  New Asia Realty & Trust Class A                                        23,955
      38,212  Sino Land                                                              18,372
      18,000  Swire Pacific Ltd Class A                                              73,415
      50,000  Tai Cheung Holdings Ltd                                                11,035
     111,000  Wheelock and Co Ltd                                                    68,410
                                                                               -------------
                                                                                    519,688
                                                                               -------------
              Hungary - 0.3%
       3,000  Danubius Hotel & Spa *                                                 56,653
                                                                               -------------

              Indonesia - 0.2%
      80,000  PT Daya Guna Samudera                                                  38,925
                                                                               -------------

              Ireland - 0.9%
       3,800  Crean (James)                                                           5,423
       2,000  Elan Corp ADR *                                                       153,375
       3,000  Greencore                                                              11,757
                                                                               -------------
                                                                                    170,555
                                                                               -------------


              See accompanying notes to the financial statements.              3

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

    Shares    Description                                                          Value ($)
--------------------------------------------------------------------------------------------
              Italy - 6.2%
       3,000  Banco Ambrosiano Veneto SPA (Non Convertible)                           7,937
       4,000  Burgo (Cartiere) SPA                                                   22,833
      13,000  Caffaro                                                                15,127
       1,000  Danieli & Co Di Risp (Non Convertible)                                  2,810
      70,000  ENI SPA                                                               403,423
       1,000  Fila Holding SPA ADR                                                    8,813
      14,000  IFIL Finanziaria di Partecipazioni SPA (Non Convertible)               31,198
       5,750  Luxottica Group ADR                                                    65,766
      10,000  Pirelli & Co                                                           16,356
       2,000  Pirelli & Co di Risp                                                    3,205
         280  Reno de Medici SPA *                                                      695
       1,000  Rinascente                                                              4,435
       5,090  San Paolo IMI SPA                                                      88,842
       4,000  Sirti SPA                                                              23,755
       5,000  Sorin Biomedica SPA                                                    19,485
      64,000  Telecom Italia Mobile SPA                                             429,967
       2,000  Unicem Di Risp                                                          9,111
                                                                               -------------
                                                                                  1,153,758
                                                                               -------------
              Japan - 11.0%
       2,000  Aida Engineering                                                        6,405
       1,000  Aoki International                                                      4,635
       7,000  Atsugi Nylon Industrial                                                 5,310
      16,000  Cosmo Oil Co Ltd                                                       22,655
      11,000  Daido Steel Co Ltd                                                     14,834
       4,000  Dainippon Pharmaceutical Co Ltd                                        16,317
       3,000  Daio Paper Corp                                                        12,364
       1,000  Daito Trust Construction Co Ltd                                         8,647
       3,000  Ezaki Glico Co Ltd                                                     17,674
       1,000  Fanuc Co                                                               37,337
      18,000  Fuji Bank                                                              70,847
       7,000  Fukuyama Transporting Co Ltd                                           27,198
       4,000  Furukawa Co Ltd                                                         5,360
       4,000  Heiwa Corp                                                             56,974
      21,000  Hitachi Ltd                                                           132,743
       2,000  Honda Motor Co Ltd                                                     77,033
       5,000  Itoham Foods Inc                                                       20,480
       2,000  Izumiya Co Ltd                                                         17,868
       4,000  Japan Radio Co                                                         15,137
       2,000  Joshin Denki Co Ltd                                                     5,461
       6,000  Kamigumi Co Ltd                                                        26,397
       4,000  Kansai Paint Co                                                        10,518


4             See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

    Shares    Description                                                          Value ($)
--------------------------------------------------------------------------------------------
              Japan- continued
       6,000  Kawasaki Heavy Industries Ltd                                          11,479
       1,000  Kissei Pharmaceutical Co Ltd                                           16,983
       1,000  Kokusai Denshin Denwa                                                  34,724
      18,000  Kubota Corp                                                            44,298
       5,000  Kurabo Industries Ltd                                                   5,183
       1,000  Kyushu Electric Power Co Inc                                           15,929
       1,000  Maeda Road Construction                                                 5,900
      50,000  Marubeni Corp                                                          83,017
       6,000  Meiji Seika Kaisha Ltd                                                 24,374
       2,000  Mitsubishi Belting                                                      4,973
      22,000  Mitsubishi Heavy Industries                                            81,770
      17,000  Mitsubishi Material                                                    29,802
       5,000  Mitsubishi Paper Mills Ltd                                              8,344
      14,000  Mitsui Trust & Banking Co Ltd                                          13,805
       3,000  Mizuno Corporation                                                      7,965
       1,000  MOS Food Services                                                      12,364
       3,000  Nagase & Co                                                            11,429
       1,000  Nintendo Co Ltd                                                        84,282
       5,000  Nippon Beet Sugar                                                       8,007
       5,000  Nippon Flour Mills Co Ltd                                              12,979
      20,000  Nippon Oil Co Ltd                                                      70,291
      14,000  Nippon Shinpan Co                                                      28,909
       7,000  Nippon Suisan Kaisha Ltd *                                              7,493
       3,000  Nisshin Oil Mills Ltd                                                   7,307
       4,000  NOF Corp                                                                7,181
      17,000  Orient Corp                                                            38,255
       1,000  Ryosan Co                                                              16,856
       1,000  Sankyo Co Ltd                                                          21,492
      10,000  Sanyo Electric Company                                                 28,234
       4,000  Seino Transportation Co Ltd                                            21,239
       5,000  Sekisui House Ltd                                                      51,201
       1,000  Seven-Eleven Japan                                                     75,095
       4,000  Shikoku Electric Power                                                 63,043
       6,000  Shionogi and Co Ltd                                                    46,473
       8,000  Snow Brand Milk Products Co Ltd                                        38,769
       4,000  Stanley Electric Co Ltd                                                12,878
       5,000  Sumitomo Corp                                                          25,116
       2,000  Suzuki Motor Corp                                                      22,082
       2,000  Takara Standard Co                                                     14,176
       2,000  Takeda Chemical Industries Ltd                                         68,774
       7,000  Toagosei Co Ltd                                                        12,035


              See accompanying notes to the financial statements.              5

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

    Shares    Description                                                          Value ($)
--------------------------------------------------------------------------------------------
              Japan - continued
       7,000  Tokyo Ink Manufacturing Co Ltd                                         14,218
       2,000  Toshiba Tungaloy Co Ltd                                                 5,478
       4,000  Toyo Seikan Kaisha                                                     76,190
       3,000  Toyo Suisan Kaisha                                                     23,742
       5,000  Yakult Honsha Co Ltd                                                   28,066
       6,000  Yamaha Motor Co                                                        39,646
       5,000  Yodogawa Steel Works                                                   17,910
       9,000  Yokohama Rubber Co                                                     25,411
                                                                               -------------
                                                                                  2,037,361
                                                                               -------------
              Korea - 1.8%
       3,300  Dongwon Securities                                                     43,155
       8,150  Housing & Commercial Bank                                             126,230
       4,274  Hyundai Industrial Development                                         22,147
       1,100  Korea Electric Power Corp                                              25,983
         750  Korea Electric Terminal Co                                             34,021
       2,100  Pacific Chemical Corp                                                  29,007
          71  Samsung Electronics                                                     5,002
          71  SK Telecom (a)                                                         54,055
                                                                               -------------
                                                                                    339,600
                                                                               -------------
              Malaysia - 0.1%
      20,000  Berjaya Group Berhad                                                    4,368
       2,000  Cement Industries of Malaysia Berhad                                    1,016
       4,000  Edaran Otomobil Berhad                                                  6,158
       6,000  Golden Hope Plantations Berhad                                          6,000
       1,000  Oriental Holdings Berhad                                                1,645
                                                                               -------------
                                                                                     19,187
                                                                               -------------
              Mexico - 0.1%
       4,300  TV Azteca SA ADR                                                       22,575
                                                                               -------------

              Netherlands - 3.8%
         800  Aegon NV                                                               83,517
         600  Akzo Nobel NV                                                          22,756
         500  Boskalis Westminster CVA                                                6,422
         880  Buhrmann NV Maastricht                                                 16,471
         400  DSM NV (Bearer)                                                        34,689
         100  Gamma Holdings NV                                                       4,638
         500  Hollandsche Beton Groep NV                                              4,775
         700  Hoogovens & Staalf CVA                                                 21,093
       4,900  Kon Bolswessanen                                                       67,237
       2,700  Koninklijke KPN NV                                                    141,676
         100  Koninklijke Ten Cate                                                    3,837


6             See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

    Shares    Description                                                          Value ($)
--------------------------------------------------------------------------------------------
              Netherlands - continued
       3,100  Royal Dutch Petroleum                                                 136,121
       1,400  Unilever NV CVA                                                       100,971
         400  Wereldhave NV                                                          21,560
         200  Wolters Kluwer CVA                                                     38,531
                                                                               -------------
                                                                                    704,294
                                                                               -------------
              New Zealand - 1.8%
      83,000  Air New Zealand Class B                                               137,461
     200,000  Brierley Investment Ltd                                                46,121
      40,000  Fletcher Challenge Buildings                                           61,844
      10,000  Telecom Corp of New Zealand *                                          50,838
     165,000  Trans Tasman Properties Ltd                                            34,591
                                                                               -------------
                                                                                    330,855
                                                                               -------------
              Norway - 0.9%
      23,000  Christiania Bank OG Kreditkasse                                        82,511
      19,500  Den Norske Bank Class A                                                68,477
         600  Dyno Industrier AS                                                      8,943
         200  Norsk Hydro AS                                                          6,783
         600  SAS Norge ASA Class B                                                   4,926
                                                                               -------------
                                                                                    171,640
                                                                               -------------
              Portugal - 1.6%
         570  Cimpor Cimentos de Portugal SA (Registered)                            15,893
      12,500  Electricidade de Portugal                                             269,498
       1,000  Mota & Co. SA                                                          11,164
                                                                               -------------
                                                                                    296,555
                                                                               -------------
              Russia - 0.2%
       2,000  Lukoil Holding Co ADR                                                  42,000
                                                                               -------------

              Singapore - 5.1%
     105,000  Chuan Hup Holdings Ltd                                                 37,195
       1,500  Creative Technology Ltd                                                19,425
      17,000  Cycle & Carriage Ltd                                                   62,195
       4,000  Development Bank of Singapore (Foreign Registered)                     29,036
       5,000  Fraser & Neave                                                         16,986
     740,000  Goldtron *                                                             51,568
      74,000  Hai Sun Hup Group Ltd                                                  19,768
     100,000  Haw Par Brothers International Ltd                                    112,079
      17,000  Hotel Properties Ltd                                                    7,404
      59,000  Jardine Strategic Holdings Ltd                                         85,550
      15,000  Overseas Chinese Banking (Foreign Registered)                         100,174
      13,000  Overseas Union Bank Ltd (Foreign Registered)                           47,561
      17,600  Singapore Airlines Ltd (Foreign Registered)                           129,803


              See accompanying notes to the financial statements.              7

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

    Shares    Description                                                          Value ($)
--------------------------------------------------------------------------------------------
              Singapore - continued
      75,000  Straits Trading Co Ltd                                                 66,202
      18,000  United Overseas Bank (Foreign Registered)                             105,575
     208,000  Van Der Horst Ltd *                                                    46,504
                                                                               -------------
                                                                                    937,025
                                                                               -------------
              Spain - 4.1%
       7,400  Banco Bilbao Vizcaya SA                                               109,584
         100  Empresa Nacional de Celulosas SA                                        1,651
       5,600  Endesa                                                                148,398
       2,000  Europistas Concesionaria Espanola SA *                                 16,905
         200  Fabricacion de Automoviles Renault de Espana SA *                       7,904
       6,600  FENOSA SA                                                             112,227
       1,100  Hidroelec Cantabrico                                                   56,452
       5,800  Repsol SA                                                             304,977
                                                                               -------------
                                                                                    758,098
                                                                               -------------
              Sweden - 1.4%
       8,800  Astra AB Class A                                                      174,135
       2,400  Astra AB Class B                                                       47,345
       1,600  Svenska Cellulosa Class B                                              31,856
                                                                               -------------
                                                                                    253,336
                                                                               -------------
              Switzerland - 5.3%
          10  Bobst SA (Bearer)                                                      11,180
         100  Financiere Richemont AG Class A                                       151,134
          30  Forbo Holdings AG (Registered)                                         12,215
          60  Hilti AG (Participating Certificate)                                   38,715
         220  Nestle AG (Registered)                                                415,238
          20  Pargesa Holdings SA (Bearer)                                           27,880
          20  Societe Generale de Surveillance Holding SA (Bearer)                   15,044
          50  Societe Generale de Surveillance Holding SA (Registered)               10,007
          60  Swatch Group AG (Bearer)                                               38,094
         120  Swiss Reinsurance (Bearer)                                            268,728
                                                                               -------------
                                                                                    988,235
                                                                               -------------
              United Kingdom - 21.0%
       6,306  Anglian Water Plc                                                      73,847
       8,800  Associated British Foods                                               68,303
      30,000  Bass Plc                                                              416,680
      25,000  Billiton Plc                                                           54,068
       9,024  British Airways Plc                                                    66,608
      67,600  British Steel Plc                                                     134,286
      12,000  British Telecom Plc                                                   207,225
      61,295  BTR Siebe Plc                                                         258,497
       7,500  Christian Salvesen Plc                                                  9,252


8             See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

    Shares    Description                                                          Value ($)
--------------------------------------------------------------------------------------------
              United Kingdom - continued
      50,000  Coats Viyella                                                          30,839
       9,000  Courtaulds Textiles Plc                                                21,915
       4,600  Delta Plc                                                               9,285
      14,165  Elementis Plc                                                          16,679
      10,500  Gallaher Group Plc                                                     74,500
      11,000  Greenalls Group Plc                                                    67,845
      20,348  Guardian Royal Exchange                                               115,884
         700  Hambros Plc Class A *                                                   2,019
      15,000  Hillsdown Holdings Plc                                                 16,340
       5,800  HSBC Holdings                                                         165,878
       3,100  Hyder Plc                                                              39,432
      22,300  Inchcape                                                               53,587
       3,400  Lonrho Plc                                                             22,114
       7,370  Marley Plc                                                             14,522
      16,800  MFI Furniture Group                                                     8,881
      11,000  National Power                                                         87,669
       4,300  National Westminster Bank                                              89,070
      34,100  Powergen Plc                                                          417,086
      18,000  Rank Group Plc                                                         68,630
      10,000  Rentokil Plc                                                           74,012
       1,500  RMC Group                                                              16,306
      12,700  Safeway Plc                                                            54,577
      28,300  Scottish Power Plc                                                    264,267
      10,000  Sears Plc                                                              56,871
       8,300  Signet Group Plc *                                                      5,385
       7,500  Smithkline Beecham Plc                                                105,612
       8,700  Somerfield Plc                                                         52,126
      10,300  Storehouse Plc                                                         24,916
       7,700  Tesco                                                                  21,834
       4,716  Thames Water Plc                                                       77,741
       7,700  TI Group Plc                                                           47,923
       1,900  Unigate                                                                12,997
      12,000  Unilever Plc                                                          115,344
      10,700  United Biscuits Plc                                                    31,112
      13,800  United Utilities                                                      174,982
       4,000  Vodafone Group Plc                                                     73,889
       7,300  Yorkshire Water                                                        53,561
                                                                               -------------
                                                                                  3,874,396
                                                                               -------------

              TOTAL COMMON STOCKS (Cost $17,487,447)                             17,578,614
                                                                               -------------


              See accompanying notes to the financial statements.              9

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999


   Shares/
  Par Value   Description                                                          Value ($)
--------------------------------------------------------------------------------------------
              PREFERRED STOCKS - 0.8%
              Brazil - 0.2%
   3,000,000  Cemig                                                                  38,747
                                                                               -------------

              Germany - 0.2%
         300  Draegerwerk AG                                                          3,935
         100  Dyckerhoff AG (Non Voting)                                             25,797
         100  Villeroy & Boch (Non-Voting)                                           11,307
         100  Walter Bau AG                                                          10,978
                                                                               -------------
                                                                                     52,017
                                                                               -------------
              Italy - 0.2%
       1,000  Banca Nazionale dell'Agricoltura                                        1,021
       2,000  IFI Istituto Finanziario                                               28,432
                                                                               -------------
                                                                                     29,453
                                                                               -------------
              Korea - 0.2%
       1,300  Samsung Electronics (Non Voting)                                       32,832
                                                                               -------------


              TOTAL PREFERRED STOCKS (Cost $201,594)                                153,049
                                                                               -------------


              CONVERTIBLE SECURITIES - 0.5%
              Poland - 0.5%
DEM  140,000  Elektrim SA, 2.00% due 5/30/04                                         84,864
                                                                               -------------


              TOTAL CONVERTIBLE SECURITIES (Cost $96,905)                            84,864
                                                                               -------------

              RIGHTS & WARRANTS - 0.0%
              Hong Kong - 0.0%
       5,100  Chinese Estates Holdings Warrants 11/24/00 *                              151
       5,100  Chinese Estates Holdings Warrants 11/24/99 *                              211
                                                                               -------------
                                                                                        362
                                                                               -------------

              TOTAL RIGHTS & WARRANTS (Cost $283)                                       362
                                                                               -------------

              TOTAL INVESTMENTS - 96.2%
              (Cost $17,786,229)                                                 17,816,889

              Other Assets and Liabilities (net) -  3.8%                            712,184
                                                                               -------------

              TOTAL NET ASSETS - 100.0%                                      $   18,529,073
                                                                               =============


10              See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

--------------------------------------------------------------------------------

              Notes to the Schedule of Investments:

              ADR  American Depositary Receipt

              (a) Valued by management (Note 1).

              *Non-income producing security.


              See accompanying notes to the financial statements.             11

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

--------------------------------------------------------------------------------

              At February 28, 1999, industry sector diversification of the Fund's equity investments was as follows:

              Industry Sector (Unaudited)


              Utilities                                                  12.1%
              Banking                                                    11.7
              Consumer Goods                                             10.7
              Telecommunications                                          7.9
              Oil and Gas                                                 6.1
              Services                                                    5.7
              Insurance                                                   4.9
              Conglomerates                                               4.8
              Chemicals                                                   3.5
              Metals and Mining                                           3.5
              Health Care                                                 3.4
              Machinery                                                   3.3
              Transportation                                              2.6
              Construction                                                2.1
              Food and Beverage                                           1.9
              Real Estate                                                 1.8
              Retail Trade                                                1.8
              Electronic Equipment                                        1.7
              Paper and Allied Products                                   1.3
              Textiles                                                    1.2
              Communications                                              1.0
              Financial Services                                          1.0
              Automotive                                                  1.0
              Miscellaneous                                               5.0
                                                                       ------
                                                                        100.0%
                                                                       ======


12              See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities - February 28, 1999
--------------------------------------------------------------------------------
Assets:
    Investments, at value (cost $17,786,229) (Note 1)             $  17,816,889
    Foreign currency, at value (cost $779,544) (Note 1)                 737,144
    Cash                                                                 32,184
    Dividends and interest receivable                                    19,038
    Foreign withholding taxes receivable                                  2,294
    Receivable for expenses waived or borne by Manager (Note 2)          28,251
                                                                   -------------
      Total assets                                                   18,635,800
                                                                   -------------

Liabilities:
    Payable for investments purchased                                     5,614
    Net payable for open forward foreign currency contracts              32,847
    Accrued Malaysian repatriation taxes (Note 1)                         3,223
    Payable to affiliate for (Note 2):
      Management fee                                                     10,767
      Shareholder service fee                                             2,153
    Accrued expenses                                                     52,123
                                                                   -------------
      Total liabilities                                                 106,727
                                                                   -------------

Net assets                                                        $  18,529,073
                                                                   =============
Net assets consist of:
    Paid-in capital                                               $  18,573,024
    Accumulated undistributed net investment income                      27,931
    Accumulated net realized loss                                       (23,215)
    Net unrealized depreciation                                         (48,667)
                                                                   -------------

                                                                  $  18,529,073
                                                                   =============
Net assets attributable to:
    Class III Shares                                              $  18,529,073
                                                                   =============

Shares outstanding:
    Class III                                                         1,907,929
                                                                   =============

Net asset value per share:
    Class III                                                     $         9.71
                                                                   =============


                See accompanying notes to the financial statements.           13

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)

Statement of Operations
    Period from July 29, 1998 (commencement of operations) through
    February 28, 1999
-------------------------------------------------------------------------------
Investment income:
    Dividends (net of foreign tax expense of $8,470)           $       75,753
    Interest                                                           30,064
                                                                --------------
      Total income                                                    105,817
                                                                --------------
Expenses:
    Management fee (Note 2)                                            50,861
    Custodian fees                                                     81,864
    Audit fees                                                         45,507
    Transfer agent fees                                                15,861
    Legal fees                                                          1,230
    Trustees fees (Note 2)                                                 59
    Registration fees                                                      14
    Miscellaneous                                                       1,870
    Fees waived or borne by Manager (Note 2)                         (160,652)
                                                                --------------
                                                                       36,614

    Shareholder service fee - Class III (Note 2)                       10,172
                                                                --------------

      Net expenses                                                     46,786
                                                                --------------

         Net investment income                                         59,031
                                                                --------------

Realized and unrealized gain (loss):
      Net realized gain (loss) on:
         Investments                                                  (34,138)
         Foreign currency, forward contracts and foreign
           currency related transactions                              (10,775)
                                                                --------------
           Net realized loss                                          (44,913)
                                                                --------------

      Change in net unrealized appreciation (depreciation) on:
         Investments (Note 1)                                          27,437
         Foreign currency, forward contracts and foreign
           currency related transactions                              (76,104)
                                                                --------------
           Net unrealized loss                                        (48,667)
                                                                --------------
      Net realized and unrealized loss                                (93,580)
                                                                --------------
Net decrease in net assets resulting from operations           $      (34,549)
                                                                ==============


14              See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
------------------------------------------------------------------------------

                                                     Period from July 29, 1998
                                                    (commencement of operations)
                                                     through February 28, 1999
                                                     -------------------------

Increase (decrease) in net assets:
Operations:
    Net investment income                                   $     59,031
    Net realized loss                                            (44,913)
    Change in net unrealized appreciation (depreciation)         (48,667)
                                                            -------------

    Net decrease in net assets resulting from operations         (34,549)
                                                            -------------

Distributions to shareholders from:
    Net investment income - Class III                            (58,701)
    In excess of net investment income - Class III                (8,556)
                                                            -------------
                                                                 (67,257)
                                                            -------------

Net share transactions - Class III (Note 5)                   18,630,879
                                                            -------------

    Total increase in net assets                              18,529,073

Net assets:
    Beginning of period                                                -
                                                            -------------

    End of period (including accumulated
      undistributed net investment income of $27,931)       $ 18,529,073
                                                            =============


                See accompanying notes to the financial statements.           15

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout the period)
----------------------------------------------------------------------------

                                                   Period from July 29, 1998
                                                  (commencement of operations)
                                                   through February 28, 1999
                                                   -------------------------

Net asset value, beginning of period                       $  10.00
                                                            -------

Income (loss) from investment operations:
  Net investment income                                        0.04
  Net realized and unrealized loss                            (0.28)
                                                            -------

    Total from investment operations                          (0.24)
                                                            -------

Less distributions to shareholders:
      From net investment income                              (0.04)
      In excess of net investment income                      (0.01)
                                                            -------

         Total distributions                                  (0.05)
                                                            -------

Net asset value, end of period                             $   9.71
                                                            =======

Total Return (a)                                              (2.44%)

Ratios/Supplemental Data:

      Net assets, end of period (000's)                    $ 18,529
      Net expenses to average
         daily net assets                                      0.69%*
      Net investment income to average
         daily net assets                                      0.87%*
      Portfolio turnover rate                                    20%
      Fees and expenses voluntarily waived or borne by
         the Manager consisted of the following per
         share amount:                                     $   0.12

*     Annualized
(a) Calculation excludes purchase premiums. The total return would have been lower had certain expenses not been waived during the period shown.


16              See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements
February 28, 1999
--------------------------------------------------------------------------------

1.    Significant accounting policies

      GMO Tax-Managed International Equities Fund (the "Fund"), which commenced operations on July 29, 1998, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

      The Fund seeks to maximize after-tax total return through investment in a portfolio of common stocks of non-U.S. issuers.

      The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      Portfolio valuation

      Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      On September 1, 1998, the Malaysian government introduced capital controls effectively eliminating trading of the Malaysian ringgit. Effective February 4, 1999, the Malaysian government modified these restrictions. Funds invested in Malaysia as of February 15, 1999 and repatriated within one year of September 1, 1998, or one year from the date of the investment if after September 1, 1998, are subject to a graduated repatriation tax on the principal invested with a maximum of 30%. The Fund has recorded an accrual in the amount of $3,223 for potential repatriation tax on principal invested prior to February 15, 1999. The accrual for Malaysian repatriation taxes is included in the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Funds invested in Malaysia on or after February 15, 1999 are subject to a repatriation tax on capital gains of 30% for currency repatriated in less than one year of the initial investment and 10% for currency repatriated after one year of the initial investment. The Fund has not made any additional investments in Malaysia on or after February 15, 1999 and accordingly no tax provision for capital gains has been accrued.

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

      Foreign currency translation

      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      Forward currency contracts

      The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of February 28, 1999.

      Taxes

      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States. Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

      Distributions to shareholders

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to foreign currency and passive foreign investment company transactions and redemptions in-kind. Gains resulting from such in-kind transactions amounted to $135,849.

      The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 28, 1999. This reclassification has no impact on net investment income, realized gain/loss and net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

         Accumulated
      Undistributed Net         Accumulated Net Realized
      Investment Income                Gain/(Loss)             Paid-in Capital
      -----------------         ------------------------       ---------------
           $36,157                       $21,698                  ($57,855)

      Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

      Security transactions and related investment income

      Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      Expenses

      The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

      Purchases and redemptions of Fund shares

      The premium on cash purchases of Fund shares is .60% of the amount invested. All purchase premiums are paid to and recorded by the Fund as paid-in capital. Purchase premiums are included as part of "shares sold" as summarized in Note 5. For the period ended February 28, 1999, the Fund received $122,027 in purchase premiums. There is no premium for cash redemptions or reinvested distributions. While no purchase premium is normally charged with respect to in-kind purchases of Fund shares, a purchase premium of up to .10% may be charged on certain in-kind transactions.

      Investment risk

      There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.    Fees and other transactions with affiliates

      GMO earns a management fee paid monthly at the annual rate of .75% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

      GMO agreed to waive a portion of its fee and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceed .54% of average daily net assets.

      Effective March 1, 1999, GMO's contractual management fee was reduced to .54% of average daily net assets. GMO entered into a binding agreement effective until February 29, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the period ended February 28, 1999, was $59. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

3.    Purchases and sales of securities

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended February 28, 1999, aggregated $19,818,692 and $2,099,550, respectively.

      At February 28, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in the value of investments held were as follows:

                                           Gross Unrealized                Gross Unrealized                 Net Unrealized
            Aggregate Cost                   Appreciation                    Depreciation                    Depreciation
       --------------------------      --------------------------      -------------------------       -------------------------
              $17,817,175                     $1,262,730                      $1,263,016                        ($286)

4.    Principal shareholders

      At February 28, 1999, 86.6% of the outstanding shares of the Fund were held by four shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.    Share transactions

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including the purchase premiums received by the Fund, were as follows:

                                               Period from July 29, 1998
                                             (commencement of operations)
                                                 to February 28, 1999
                                             ------------    ------------
      Class III:                                Shares          Amount
                                             ------------    ------------
      Shares sold                               2,083,735    $ 20,337,787


      Shares issued to shareholders in
      reinvestment of distributions                   835           8,274

      Shares repurchased                         (176,641)     (1,715,182)
                                             ------------    ------------

      Net increase                              1,907,929    $ 18,630,879
                                             ============    ============

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

6.    Financial instruments

      A summary of outstanding financial instruments at February 28, 1999 is as follows:

      Short forward currency contract

            Settlement                                          Units                                      Net Unrealized
               Date                Deliver/Receive           of Currency                Value               Depreciation
               ----                ---------------           -----------                -----               ------------
             10/21/99                    HKD                  2,986,756                $380,916                $(4,916)

      Forward cross currency contract

      Settlement                                                                                               Net Unrealized
         Date                    Deliver/Units of Currency               Receive/In Exchange For                Depreciation
         ----                    -------------------------               -----------------------                ------------
        4/13/00                    JPY       56,398,518                    DEM       826,837                      $(27,931)

Currency Abbreviations:

      DEM   German Mark
      HKD   Hong Kong Dollar
      JPY   Japanese Yen

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)

Federal Tax Information - (Unaudited)
February 28, 1999
--------------------------------------------------------------------------------

For the fiscal year ended February 28, 1999, all the Fund's distributions are from investment company taxable income.

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)

Portfolio Managers

Mr. R. Jeremy Grantham, Mr. Nardin Baker and Mr. Jon Lal are primarily responsible for the management of the Fund's portfolio. Mr. Grantham, who oversees the Fund's overall strategy, has been a portfolio manager at Grantham, Mayo, Van Otterloo & Co. LLC for more than fifteen years.

Management Discussion and Analysis of Fund Performance

The Class III shares of the GMO Tax-Managed International Equities Fund returned -2.4% since its inception on July 29, 1998 to February 28, 1999. The Fund's benchmark, the GMO EAFE-Lite Index, returned -0.8% during the same period. Consistent with the Fund's investment objectives and policies, the Fund was invested substantially in non-U.S. equity securities throughout the period.

For the 7-month life of the Fund, superior macro bets were not enough to overcome the combination of the startup overhead (trading costs and interim cash position while getting invested) and the underperformance of the value (value stocks returned -4.9% while growth stocks returned +2.3% during the 7 months) and defensive stocks.

The 7-month life of the Fund can be divided into two distinct regimes. The first, stretching from inception to October 16th, was marked by a flight to high quality, defensive and liquid stocks and countries. The second regime was initiated by an aggressive response from the world's central banks (prompted by the U.S. Federal Reserve's discount rate cut on October 17th) to address the tight liquidity and credit conditions in the financial markets. As a result, the second regime was dominated by strong outperformance of low quality, aggressive and illiquid stocks and countries.

The Fund's defensive orientation served it well in the first regime but caused it to underperform in the second. Superior macro value-oriented bets (particularly in Asia) partially offset the seesaw effects of the regime shifts.

In the first regime, the Fund outperformed the benchmark by 5%. The long-term orientation of this fund means that it is usually positioned defensively and is underweight stocks that are especially vulnerable to difficult economic and market conditions (a multi-factor model that includes bankruptcy risk, leverage and ROE volatility is used). Overweights in utilities and consumer defensive stocks, combined with an underweight in financial stocks (including banks and brokerage), were the main contributors to the 5% outperformance in the first regime.

The aggressive response by the policy makers (the ISI Group counted 64 interest rate cuts around the world in the 4th quarter of 1998 alone) was unprecedented. The long-term value orientation of the Fund emphasizes value over timing. As a result, the Fund lost its advantage over the benchmark during the second regime as low quality, aggressive, illiquid stocks (especially financials) rode the wave of liquidity to reach all time highs.

The Fund's overweights in a strongly rebounding Asia (Singapore +16% and Korea +52% since October 17th 1998) partially offset the underperformance from the defensive and value orientation into the teeth of a massive liquidity driven rally.

Outlook

An unusually favorable global environment over the last five years has resulted in excellent returns for multinational stocks. The collapse of the Soviet Union and the propagation of free trade and laissez-faire ideals in formerly command economies have created tremendous opportunities for the Coca-Colas and Nestles of the world. Current valuations for multinationals, however, imply continued earnings growth at a rate similar to the unusually favorable one during the last five years, which is a rate far higher than long-term historical norms.

Emerging markets and multinationals are highly correlated and emerging markets are about the cheapest they have been in the last decade (since they were "re-discovered" as an asset class), both on absolute terms and relative to developed markets. Therefore, the Fund is overweight in emerging markets and underweight multinationals. In addition to being a good hedge, this bet provides exposure to cheap companies (emerging and multinationals are on opposite extremes of value at 1.4x and 3.3x book, and 18x and 27x earnings respectively) with good growth prospects (as emerging economies are growing more rapidly than developed ones).

The underweight in multinationals is primarily in European stocks as their valuations are more extreme (European multinationals are 5x book and 26x earnings, versus 2x book and 16x earnings for European mid-cap stocks). In addition to an allocation to emerging markets, the underweight in multinationals has been allocated to mid-cap stocks in Continental Europe and UK, which are historically cheap.

In a typical year, U.S. equity market M&A constitutes about 7% of market capitalization. The corresponding figure for Japan has been around 1% for many years as there has not been the same emphasis on shareholder value. Things are changing though, as more and more Japanese companies are restructuring (Sony for example is laying off 10% of its global workforce) in an effort to enhance profitability. As a result, the Japanese M&A figure for last year was 3%. Valuations in Japan are about 1/3 of their 1989 peak and l/2 of Europe. The Fund was underweight Japanese equities at inception and has since moved close to a neutral weight on Japan. The Fund is likely to soon be overweight Japanese equities if the early signs of an economic recovery (from a 10-year recession) are sustained.

As a result of the Asian crisis, South East Asia is even cheaper than Japan. The Fund is overweight South East Asia as economic recovery is already well under way.

The overweights in emerging markets and Asia are likely to result in high payoffs as these economies recover. The overweights in small companies and against multinationals are likely to pay off as the focus returns to earnings and earnings growth. The long-term value and defensive positioning of the GMO Tax-Managed International Equities Fund means that it is expected to be less vulnerable to crisis conditions in financial markets than other international equity funds.

The views expressed here are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC Management. They are not meant as investment advice.

--------------------------------------------------------------------------------

            Comparison of Change in Value of a $10,000 Investment in
      GMO Tax-Managed International Equities Fund Class III Shares and the
                                MSCI EAFE Index
                            As of February 28, 1999

--------------------------------------------------------------------------------
                                 Total Return
--------------------------------------------------------------------------------
                                Since Inception
--------------------------------------------------------------------------------
             Class                  7/29/98
              III                    -3.0%
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]


            GMO Tax-Managed International
                   Equities Fund
Date              Class III Shares          MSCI EAFE Index          GMO EAFE - Lite Index
------      ----------------------------    ---------------          ---------------------
 1/31/98
 7/29/98              9,940                       10,000                      10,000
 9/30/98              8,648                        8,512                       8,497
12/31/98             10,097                       10,270                      10,205
 2/28/99              9,698                        9,996                       9,923

Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on reinvested distributions. Each performance figure assumes purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of 60 bp on the purchase. Transaction fees are paid to the Fund to cover trading costs. Past performance is not indicative of future performance. Information is unaudited.

--------------------------------------------------------------------------------

GMO Emerging Markets Fund
(A Series of GMO Trust)
Annual Report
February 28, 1999

                        Report of Independent Accountants

To the Trustees of GMO Trust and the Shareholders of GMO Emerging Markets Fund (A Series of GMO Trust)

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Emerging Markets Fund at February 28, 1999 and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
April 16, 1999

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
February 28, 1999

    Shares      Description                                            Value ($)
--------------------------------------------------------------------------------

                COMMON STOCKS - 77.9%
                Argentina - 0.1%
      603,468   Garovaglio Y Zorraquin *                                 537,301
      118,514   Nobelza Piccardo                                         438,677
                                                                   -------------
                                                                         975,978
                                                                   -------------
                Brazil - 2.8%
    4,400,000   Belgo Mineira (Registered)                               112,386
    9,350,000   Coelba ON                                                148,699
1,676,280,000   Companhia de Acos Especiais Itabira-Acesita              412,001
  212,248,500   Companhia Siderurgica Nacional SA                      1,892,336
  417,700,000   Electrobras                                            5,437,146
    2,000,000   Ericsson Telecom                                          17,359
   16,290,000   Light Servicos Electricidade SA                          828,239
  268,194,000   Telebras Receipts                                      9,112,133
      281,200   Souza Cruz (Registered)                                1,761,735
      117,900   Unibanco GDR                                           1,591,650
                                                                   -------------
                                                                      21,313,684
                                                                   -------------
                Chile - 4.5%
       15,000   Administradora de Fondos de Pensiones Provida ADR        230,625
       41,300   Banco de Edward ADR                                      449,138
       55,800   Banco Santander ADR                                      798,638
      122,200   Banco Santiago ADR                                     2,207,238
      123,300   Chilectra SA ADR                                       2,389,554
       97,400   Chilquinta ADR                                           759,720
      125,200   Chilquinta ADR 144A                                      976,560
       12,000   Compania Cervecerias                                     232,500
      215,300   Compania de Telefones de Chile ADR                     4,763,513
       69,200   Cristalerias de Chile SA ADR                             873,650
       28,800   Distribucion y Servicio ADR *                            322,200
       41,200   Embotelladora Andina ADR Class A                         538,175
      381,100   Empresa Natl de Electricidad ADR                       4,811,388
      150,300   Enersis SA ADR                                         3,663,563
      351,663   Gener SA ADR                                           5,274,945
       36,600   Laboratorio Chile SA ADR                                 487,238
       26,000   Madeco SA ADR                                            178,750
      197,100   Masisa SA ADR                                          1,207,238
      388,590   Quinenco SA ADR                                        3,157,294
       37,800   Soc Quimica Y Minera de Chile ADR                      1,134,000
      697,200   Telex Chile ADR *                                        653,625
        9,300   Vina Concha Y Toro SA ADR                                265,050
                                                                   -------------
                                                                      35,374,602
                                                                   -------------
                China - 0.4%
      620,000   China Resources Enterprise                               812,236
      858,000   China Telecom Ltd Class H *                            1,522,700
       78,000   Huaneng Power International ADR *                        682,500
                                                                   -------------
                                                                       3,017,436
                                                                   -------------
                Colombia - 0.1%
       24,300   Banco Ganadero SA ADR                                    425,250
                                                                   -------------


              See accompanying notes to the financial statements.              1

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

  Shares     Description                                               Value ($)
--------------------------------------------------------------------------------

             Czech Republic - 0.7%
    21,000   Alpha Effect *                                              491,435
   302,600   Ceske Energeticke Zavody AS *                               391,846
    21,397   IF Zivnobanka                                               279,561
    84,249   IPS Praha                                                   213,546
    46,000   PF IKS KB Plus                                              315,197
    23,700   Restitucni IF                                               730,088
   323,988   SP Vseobecny                                                605,796
    27,366   Spif Cesky *                                                304,314
   150,576   Spif Vynosovy                                               979,299
    75,300   SPT Telecom AS *                                            851,120
                                                                      ----------
                                                                       5,162,202
                                                                      ----------
             Egypt - 2.3%
    10,000   Al Ahram Beverage Co GDR 144A *                             345,800
     3,000   Al Ahram Beverage Co *                                      198,801
    89,700   Al Ahram Beverages Co GDR (Reg S) *                       3,094,650
    64,200   Commercial International Bank GDR (Reg S)                   683,730
   252,059   Eastern Tobacco Co                                        7,409,705
     8,000   Egypt Gas Co                                                544,644
    39,800   Egyptian International Pharmaceuticals Industries Co      2,282,468
    39,270   Miraco                                                      804,066
    44,000   Oriental Weavers Co                                       1,042,486
    46,000   Suez Cement Co GDR                                          809,600
    31,681   Suez Cement Co GDR 144A                                     557,586
    11,250   Torrah Portland Cement                                      238,739
                                                                      ----------
                                                                      18,012,275
                                                                      ----------
             Greece - 3.3%
    39,441   Alpha Credit Bank                                         4,528,112
    72,210   Alpha Leasing (Registered)                                1,279,874
    16,700   Aluminum of Greece (Registered)                           1,230,706
    23,016   Bank of Piraeus                                           1,115,071
    24,924   Commercial Bank of Greece                                 3,061,290
     8,940   Econ Viomihanies (b) *                                        6,954
    79,270   Elais SA                                                  1,766,063
    23,666   Ergo Bank                                                 1,921,702
    58,050   Hellas Can Packaging SA                                   1,267,554
    40,954   Hellenic Bottling Co                                      1,365,832
    82,900   Hellenic Petroleum *                                        746,694
    65,996   Hellenic Telecommunication Organization SA                1,738,277
    20,237   Intracom SA (Registered)                                  1,460,295
   135,210   Michaniki SA                                              1,176,341
     3,910   Minoan Lines                                                102,986
    24,000   National Bank of Greece                                   1,755,578
    62,210   Nikas SA                                                  1,015,609
                                                                      ----------
                                                                      25,538,938
                                                                      ----------
             Hungary - 0.0%
    28,151   Fotex (Registered)                                           12,343
                                                                      ----------


2             See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

  Shares     Description                                               Value ($)
--------------------------------------------------------------------------------

             India - 3.7%
        7    Aptech Ltd                                                      129
      602    Aptech Ltd *                                                 11,081
    2,091    Aptech Ltd                                                   38,491
      170    Arvind Mills Ltd                                                154
      360    Arvind Mills Ltd                                                326
    2,425    Bajaj Auto Ltd GDR                                           27,617
      100    Bank of India                                                    45
      200    Bausch & Lomb India Ltd *                                       459
   83,500    BFL Software Ltd *                                        1,747,288
    2,000    Bharat Petrol Corp                                            9,912
    4,453    BSES Ltd                                                     16,153
    5,208    BSES Ltd                                                     18,892
   22,400    Ciba Specialty Chemicals *                                   75,638
    2,050    Cipla Ltd                                                    52,841
  125,450    Cipla Ltd                                                 3,233,626
   20,000    CMC Ltd                                                     210,943
        4    Core Healthcare Ltd *                                             1
      500    Corporation Bank *                                              834
   11,800    Digital Equipment                                           100,995
  112,400    Digital Equipment                                           962,018
    1,500    DSQ Software Ltd                                             15,931
      500    DSQ Software Ltd *                                            5,310
      850    Escorts Ltd                                                   1,349
      610    Escorts Ltd *                                                   968
1,192,600    Garden Silk Mills                                           251,515
       54    Glaxo India Ltd                                                 869
      537    Glaxo India Ltd *                                             8,644
   48,275    Godfrey Phillips India                                      858,090
      100    Great Eastern Shipping Co                                        52
    1,365    Great Eastern Shipping Co                                       704
   14,825    HCL Hewlett Packard Ltd                                     170,744
    4,265    HCL Infosystems Ltd                                          49,121
   32,250    Hero Honda Motors Ltd                                       506,327
   18,520    Hero Honda Motors Ltd *                                     290,765
   10,780    Hero Honda Motors *                                         168,640
    2,450    Hero Honda Motors *                                          38,327
      100    Hindalco Industries Ltd *                                     1,041
      100    Hindustan Petroleum Corp Ltd                                    487
    1,100    Hindustan Petroleum Corp Ltd *                                5,233
       50    Hoechst Marion Roussel Ltd                                      630
      100    Hoechst Marion Roussel Ltd                                    1,261
  369,770    India Cements                                               246,947
       10    Industrial Credit & Investment Corp of India Ltd                 10
      255    Industrial Credit & Investment Corp of India Ltd                244
      400    Industrial Development Bank of India                            299
      100    Industrial Development Bank of India                             75
      100    Industrial Finance Corp of India                                 30


              See accompanying notes to the financial statements.              3

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

  Shares       Description                                             Value ($)
--------------------------------------------------------------------------------

               India - continued
     1,500     Industrial Finance Corp of India                              457
       600     ITC Ltd                                                    10,865
    44,249     ITC Ltd *                                                 801,304
       187     Larsen & Toubro                                               807
       300     Mahanagar Telephone                                         1,125
   300,000     Mcdowell & Co Ltd                                         186,292
 2,297,600     National Aluminum *                                       866,816
       750     NIIT Ltd                                                   43,585
   153,150     NIIT Ltd                                                8,900,105
    32,850     Novartis India Ltd *                                      678,938
       100     Oil & Natural Gas Corp *                                      326
       200     Oriental Bank of Commerce                                     143
     4,600     Oriental Bank of Commerce                                   3,298
       100     Pentafour Software                                          1,867
       300     Pentafour Software & Export                                 5,601
    26,369     Pfizer Inc *                                              583,300
     3,631     Pfizer Ltd                                                 80,320
    11,441     Reliance Industries                                        37,507
        93     Reliance Industries                                           305
   400,500     Reliance Petroleum Ltd *                                  181,128
       100     Reliance Petroleum Ltd *                                       45
   214,600     Sanghi Polyester Ltd *                                     20,115
       400     Sanghi Polyester Ltd *                                         37
    21,710     Satyam Computer Service                                   467,522
    59,250     Satyam Computer Service *                               1,275,940
    96,293     Smithkline Beecham Consumer Healthcare Ltd *            1,437,344
       157     Smithkline Beecham Plc                                      2,344
    79,600     Software Solutions Integrated                           1,348,583
       150     State Bank of India                                           515
        50     State Bank of India                                           172
       420     Sterlite Industries Ltd                                     1,543
       280     Tata Iron & Steel                                             823
       147     Tata Iron & Steel                                             432
     1,115     Videocon International                                      1,103
   420,000     Vikas WSP Ltd                                           2,262,636
    43,200     Visualsoft India Ltd *                                    708,359
    10,900     Zee Telefilms Ltd                                         171,386
     1,500     Zee Telefilms Ltd *                                        23,585
                                                                      ----------
                                                                      29,237,629
                                                                      ----------
               Indonesia - 2.8%
 2,829,000     Barito Pacific Timber *                                    88,031
 3,155,000     Ciputra Development *                                      44,625
 1,875,000     Dynaplast *                                                95,474
10,252,000     Gajah Tunggal TBK *                                       232,011
 4,158,000     Gudang Garam                                            5,787,089
    78,100     Gulf Resources Ltd ADR *                                  585,750
 2,116,500     HM Sampoerna *                                          1,544,716
   925,000     Indah Kiat Pulp & Paper *                                 219,802


4             See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

  Shares       Description                                             Value ($)
--------------------------------------------------------------------------------

               Indonesia - continued
 1,625,000     Indorama Synthetics *                                     179,279
   140,000     Indosat ADR Class B                                     1,820,000
 3,072,000     International Nickel *                                  1,546,863
10,020,500     PT Asuransi Lippo Life Tbk                                396,851
 2,348,000     PT Daya Guna Samudera                                   1,142,450
 2,977,000     PT Indofood Sukses Makmur Tbk *                         1,591,663
   696,000     PT Indosat (Persero) Tbk                                  960,815
 3,072,500     PT Pabrik Kertas Tjiwi Kimia *                            608,416
   334,500     Semen Gresik                                              352,006
 4,582,000     Tambang Timah Persero (Foreign Registered)              2,566,438
 4,266,000     Telekomunikasi Indonesia                                1,327,468
   128,000     Telekomunikasi Indonesia ADR Class B                      816,000
       100     Unggul Indah Corp *                                            12
 7,753,500     United Tractors *                                         350,936
                                                                      ----------
                                                                      22,256,695
                                                                      ----------
               Israel - 1.8%
 1,058,561     Bank Hapoalim                                           2,051,216
 1,671,950     Bank Leumi Le Israel                                    2,491,840
   303,200     Bezeq Israeli Telecommunication Corp Ltd *              1,059,639
    33,100     Blue Square Chain Stores *                                427,049
    25,700     Blue Square Sponsored ADR                                 308,400
     9,900     ECI Telecommunications Ltd                                363,825
    21,200     Elbit Medical Imaging Ltd ADR                             238,500
   116,657     Elbit Medical Imaging Ltd (Tel Aviv)                    1,398,402
    51,501     Formula Systems Ltd *                                   1,334,002
     9,210     Koor Industries                                           887,777
    10,300     Koor Industries Ltd ADR                                   195,056
         1     Machteshim Agan Industries *                                    2
    15,000     Nice Systems Ltd Sponsored ADR *                          450,000
     9,100     Nice Systems Ltd *                                        272,149
   272,939     Supersol Ltd                                              692,138
    20,460     Supersol Ltd ADR                                          255,750
    48,000     Teva Pharmaceutical Industries Ltd ADR                  1,941,000
                                                                      ----------
                                                                      14,366,745
                                                                      ----------
               Korea - 12.2%
    88,203     Cheil Jedang Corp                                       2,371,785
    70,280     Chosun Brewery Co Ltd                                   1,028,208
   197,880     Daelim Industrial Co. Ltd *                               881,443
 1,482,000     Daewoo Corp                                             3,791,304
   234,000     Daewood Electronics *                                   1,032,775
   211,000     Dong-Ah Construction                                    1,077,850
   126,420     Hankuk Glass                                            2,376,510
   348,000     Hanwha Corp *                                           1,151,941
   100,000     Housing & Commercial Bank                               1,548,835
    21,175     Housing & Commercial Bank Korea GDR                       332,977
    64,000     Hyundai Electronics Industries *                        1,192,644
   617,434     Hyundai Engineering & Construction *                    3,911,004
    84,011     Hyundai Heavy Industries                                1,647,948


              See accompanying notes to the financial statements.              5

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

  Shares       Description                                             Value ($)
--------------------------------------------------------------------------------

               Korea - continued
   237,306     Hyundai Industrial Development                          1,229,685
    87,950     Hyundai Motor Service Co                                  783,535
 1,578,200     Kohap Co Ltd *                                          1,902,611
   255,345     Kookmin Bank GDR (Registered)                           1,800,182
    10,490     Korea Chemical                                            488,705
     2,760     Korea Container Terminal                                   87,977
   160,000     Korea Electric Power Corp                               3,779,322
   470,300     Korean Air Lines                                        3,486,409
   167,050     LG Cable & Machinery Ltd                                1,324,385
    49,000     LG Information & Communication                          1,425,746
   130,000     LG Semicon *                                            1,211,279
    12,130     Lotte Chilsung Beverage                                   446,138
    65,390     Nhong Shim                                              3,286,870
   310,584     Pohang Iron & Steel (d)                                16,562,492
    25,358     S1 Corporation                                          3,917,174
         3     Sam Yang                                                       26
    89,599     Samsung Display Devices                                 3,624,970
    62,000     Samsung Electro Mechanics                               1,180,711
   104,702     Samsung Electronics                                     7,376,635
        20     Samsung Electronics GDS 144A (Non Voting)                     287
     5,000     Samsung Fire & Marine Insurance                         1,593,788
    66,000     Samsung Securities *                                    1,502,329
   263,000     Shinhan Bank                                            1,612,178
   197,782     Shinsegae Department Store                              4,073,646
     5,759     SK Telecom (d)                                          4,384,560
   523,000     Ssangyong Cement                                        3,218,790
   120,870     Ssangyong Oil Refining                                  1,738,710
   307,390     Tai Han Electric Wire                                   1,720,982
                                                                      ----------
                                                                      96,105,346
                                                                      ----------
               Lebanon - 0.6%
   217,064     Banque Libanaise                                        3,310,226
    31,508     Banque Libanaise GDR Class B                              480,497
   139,000     Solidere GDR (Reg S)                                    1,233,625
                                                                      ----------
                                                                       5,024,348
                                                                      ----------
               Malaysia - 4.6%
 1,782,000     Berjaya Sports Toto                                     2,368,184
   333,000     Carlsberg Brew Malaysia                                   893,842
 1,623,900     Cold Storage                                              854,684
   376,000     Esso Berhad *                                             277,053
   175,000     Faber Group Berhad *                                       18,882
 1,177,700     Genting Berhad                                          2,680,817
 2,165,700     Golden Hope Plantations Berhad                          2,165,700
   944,000     Guinness Anchor Berhad                                    919,158
   781,000     Highlands and Lowlands Berhad                             470,655
 1,152,500     IGB Corp Berhad                                           315,421
 4,723,800     IOI Corporation Berhad                                  2,573,228
   229,000     Kemayan Corporation Berhad                                 19,284
   414,000     Kumpulan Guthrie Berhad                                   264,742


6             See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

  Shares     Description                                               Value ($)
--------------------------------------------------------------------------------

             Malaysia - continued
   168,000   Land & General Berhad *                                      35,368
 4,278,100   Magnum Corp Berhad                                        2,206,599
 1,137,400   Malakoff Berhad                                           2,529,218
 2,035,000   Malaysian International Shipping (Foreign Registered)     2,656,211
   727,000   Malaysian Tobacco Co Berhad                                 616,037
   328,000   Nestle Malaysia                                           1,268,842
 1,676,900   Oriental Holdings Berhad                                  2,758,059
 1,947,600   Resorts World Berhad                                      2,552,381
   642,800   Rothmans of Pall Mall Berhad                              3,704,558
   770,000   Sarawak Enterprises Corp                                    297,868
   109,620   Silverstone *                                                 1,298
14,502,000   Tan Chong International Ltd                               1,385,109
 3,802,700   Tan Chong Motor Holdings Berhad                           1,090,774
   636,700   Tanjong                                                   1,089,092
    58,000   Tiong Nam Transport Holdings Berhad                          25,032
   124,000   Tractors Holdings Berhad                                     47,968
 3,491,700   Westmont Industries Berhad (b) *                              9,189
                                                                      ----------
                                                                      36,095,253
                                                                      ----------
             Mexico - 6.4%
   430,100   Alfa SA Class A                                           1,058,508
 2,666,415   Altos Hornos De Mexico *                                  2,196,344
    24,000   Carso Global Telecom Class A                                102,461
   220,000   Cemex SA Class B                                            677,348
   818,000   Cifra SA de CV *                                          1,051,773
   430,273   Cintra SA CPO Class A (Registered)                          215,245
   181,915   Controladora Coml Mexicana Classes B and C                  151,672
 1,601,680   Cydsa SA Class A                                          1,625,009
   312,000   Dina (Consorcio Grupo Dina) *                               104,992
   203,400   Empresas ICA Sociedad Controladora ADR                      915,300
    19,000   Empresas La Moderna SA de CV Class A *                      111,462
 1,332,000   Formento Economico Mexicano SA de CV                      3,498,925
   644,600   Grupo Carso SA de CV Class A                              2,143,271
 1,500,000   Grupo Casa Autrey                                           825,716
 1,697,705   Grupo Financiero Banamex Class B *                        2,592,176
   103,529   Grupo Financiero Banamex Class L *                          145,596
13,855,795   Grupo Financiero Bancomer SA Class B                      3,270,831
   328,963   Grupo Financiero Bancomer SA Class L                         60,803
 8,697,700   Grupo Financiero Probursa SA de CV *                      1,048,442
   139,432   Grupo Financiero Santander Class B *                         23,951
 8,232,755   Grupo Financiero Serfin SA de CV Class B *                  537,548
 3,918,820   Grupo Gigante SA Class B *                                1,141,595
   554,818   Grupo Mexico Class B                                      1,524,287
    80,200   Grupo Mexico Desarollo Class B ADR *                         12,511
   505,500   Grupo Radio Centro SA ADR                                 2,243,156
 6,255,000   Grupo Situr SA de CV Class B *                               56,549
    71,200   Grupo Televisa SA GDR *                                   2,002,500
 2,022,500   Grupo Tribasa SA ADR *                                    2,780,938
   136,400   Herdez Class BCP                                             43,571


              See accompanying notes to the financial statements.              7

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

  Shares       Description                                             Value ($)
--------------------------------------------------------------------------------

               Mexico - continued
    10,000     Ispat International NV Class A (Registered)                72,500
   172,200     Telefonos de Mexico ADR Class L                         9,847,688
   434,200     TV Azteca SA ADR                                        2,279,550
 1,398,800     Vitro SA ADR                                            6,294,600
                                                                      ----------
                                                                      50,656,818
                                                                      ----------
               Pakistan - 0.9%
 1,002,000     Fauji Fertilizer                                          883,184
       700     Hub Power Co Ltd                                              179
   337,166     Hub Power Co Ltd GDR                                    1,989,114
       500     Karachi Electric Supply *                                      84
   106,880     Lever Brothers Pakistan Ltd                             1,224,150
   498,840     Pakistan State Oil                                        662,762
 6,174,600     Pakistan Telecom Corp Ltd Class A                       2,183,120
     6,600     Pakistan Telecom Corp Ltd GDR *                           204,600
       297     Sui Southern Gas Pipelines Ltd *                               54
                                                                      ----------
                                                                       7,147,247
                                                                      ----------
               Peru - 0.0%
   115,486     Cervecerias                                                41,903
        63     Milpo Minera Class T                                          159
                                                                      ----------
                                                                          42,062
                                                                      ----------
               Phillippines - 3.5%
15,753,000     Aboitiz Equity Ventures Inc *                             558,129
 1,459,000     Alsons Cement                                             239,733
10,311,600     Ayala Corp                                              3,375,427
 9,825,000     Belle Corporation *                                       484,313
28,286,400     Cosmos Bottling Corp                                    2,033,425
22,832,000     Digital Telecommunications *                              621,359
 3,544,297     DMCI Holdings Inc *                                       158,333
13,139,500     EEI Corporation *                                         418,305
   579,000     Equitable Banking Corp                                    906,778
   484,900     Far East Bank & Trust                                     616,240
 2,482,000     Filinvest Land *                                          200,727
 1,814,000     International Container Terminal *                         99,665
 1,909,543     Ionics Circuits Inc                                       426,522
 8,925,000     JG Summit Holdings Inc Class B *                          687,420
   270,000     La Tondena Distillers Inc *                               218,357
   491,920     Manila Electric Class B                                 1,528,173
   245,670     Metro Bank & Trust Co                                   1,766,049
 4,289,000     Metro Pacific Corp *                                      211,422
 8,723,000     Petron Corp                                             1,074,978
   179,810     Philippine Commercial International Bank                  821,725
   247,070     Philippine Long Distance Telephone                      5,740,651
   150,000     Philippine National Bank *                                240,693
 1,871,400     San Miguel Corp Class B                                 3,074,958
 9,474,000     SM Prime Holdings                                       1,824,262
                                                                      ----------
                                                                      27,327,644
                                                                      ----------


8             See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

  Shares        Description                                            Value ($)
--------------------------------------------------------------------------------

                Poland - 0.3%
    85,000      Agora SA GDR 144A                                        941,375
   234,502      Okocimskie Zaklady Piwowarskie SA *                    1,289,910
                                                                      ----------
                                                                       2,231,285
                                                                      ----------
                Russia - 2.6%
    37,000      Ao Torgory Dom Gum ADR                                    25,900
 2,649,789      Chelabinsky Tube Work (d) *                              177,271
    17,100      Dalmoreproduct *                                             171
   422,800      Electrocila *                                            359,380
    29,221      Elisb *                                                      292
   672,700      Irkutskelectrosviaz (d) *                                121,355
 1,611,100      Irkutskenergo ADR                                      3,802,518
       483      Irkutskenergo RDC (d)                                  4,685,100
 4,931,400      Irkutskenergo (Registered) (d)                           239,173
    89,030      Kirovsky Plant (d) *                                      62,321
   646,500      Komineft (d)                                             181,343
   289,725      Lukoil Holding Co ADR                                  6,084,225
       300      Moscow City Telephone Network (d) *                       20,040
 2,590,387      Norilsk Nickel (Registered) (d) *                      2,978,945
   135,000      Russia Petroleum *                                        13,500
    19,700      Seversky Tube Works ADR *                                 40,007
 3,035,700      St Petersburg Telephone (d)                              878,228
   811,380      Uralmash Zavody 144A (d)                                 159,274
 1,810,200      Uralmash Zavody ADR (Registered) *                       724,080
                                                                      ----------
                                                                      20,553,123
                                                                      ----------
                South Africa - 16.0%
 1,256,737      Amalgamated Bank of South Africa                       5,477,304
   573,618      Anglo American Corp of South Africa                   17,889,104
   219,180      Anglo American Platinum Corp                           3,601,699
   122,845      Anglo Gold Ltd                                         4,481,513
   114,500      Anglovaal Industries Inc *                               462,990
    83,500      Anglovaal Ltd                                            310,008
   246,462      Bidvest Group Ltd *                                    1,901,676
   463,800      Comparex Holding Ltd                                   3,631,041
 6,929,404      Consolidated African Mines *                             704,685
   906,880      De Beers Centenary Link Units                         15,634,348
   534,750      De Beers Consolidated Mines Ltd ADR                    9,157,594
 1,139,500      Del Monte Royal Foods Ltd *                              384,432
   658,730      Dimension Data Holdings *                              2,679,580
    34,281      Edgars Stores Ltd                                        146,089
 3,094,200      Firstrand                                              3,271,511
    78,219      Goldfields Ltd                                           419,188
   166,000      Investec Group Ltd                                     6,361,324
 7,379,095      ISCOR                                                  1,262,605
   539,640      Liberty Life Association of Africa Ltd                 7,430,394
 1,031,710      Malbak Ltd                                               499,617
 2,135,615      Mawenzi Resources Ltd                                    158,577
   223,840      Murray & Roberts Holdings Ltd                             75,878
   400,620      Nedcor Ltd                                             8,109,402


              See accompanying notes to the financial statements.              9

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

  Shares      Description                                                      Value ($)
----------------------------------------------------------------------------------------
              South Africa - continued
     78,637   Polifin Ltd                                                         72,354
    443,720   Randfontein Estates                                                834,437
    164,000   Randgold Resources Ltd GDR 144A *                                  590,400
    309,500   Randgold & Exploration Co *                                        199,839
  1,553,870   Rembrandt Group Ltd                                             10,183,555
    705,968   Sappi Ltd                                                        2,518,465
  1,821,210   Sasol Ltd                                                        7,099,632
    468,660   South Africa Brews                                               6,808,620
    864,580   Standard Bank Investment Corp                                    2,456,272
  7,981,060   Sun International Ltd                                              966,230
                                                                             -----------
                                                                             125,780,363
                                                                             -----------
              Sri Lanka - 0.3%
    238,891   Aitken Spence & Co                                                 340,144
  4,590,170   Blue Diamonds Jewelry Ltd *                                         66,017
     54,250   Development Finance Corp                                            90,898
    134,865   Hayleys Ltd                                                        244,398
    285,305   John Keells Holdings Ltd                                           796,047
    333,600   Lanka Walltile Ltd                                                  32,386
    404,200   Lion Brewery Ceylon Ltd *                                          165,680
    304,000   National Development Bank                                          533,410
                                                                             -----------
                                                                               2,268,980
                                                                             -----------
              Taiwan - 0.5%
  1,608,800   Ambassador Hotel *                                                 914,312
  1,252,400   Chia Hsin Food & Synthetic *                                       397,527
  1,320,000   China Steel                                                        734,220
  1,238,008   China Trust Commercial Bank *                                      871,995
     11,130   First Bank *                                                        18,673
    594,900   Taipei Business Bank *                                             647,412
    933,342   Taitung Business Bank *                                            283,558
    637,000   Wan Yu Paper (b) *                                                     193
  1,662,000   Yieh Loong Co *                                                    339,132
                                                                             -----------
                                                                               4,207,022
                                                                             -----------
              Thailand - 6.2%
    389,500   Advanced Info Service Public Co Ltd (Foreign Registered) (d)     2,713,558
    741,100   Ban Pu Coal Public Co Ltd (Foreign Registered) (d) *               938,290
    316,300   Bangchak Petroleum Public Co Ltd (Foreign Registered) (d) *         50,852
    441,100   Bangchak Petroleum Public Co Ltd *                                  70,916
  4,112,800   Bangkok Bank Plc (Foreign Registered) (d) *                      6,942,830
     90,800   Bangkok Insurance (Foreign Registered) (d)                         413,612
    240,000   Bangkok Rubber Public Co Ltd (Foreign Registered) *                 54,019
  1,115,700   Bangkok Rubber Public Co Ltd *                                     251,122
  2,768,000   Bank of Ayudha Public Co Ltd *                                     834,405
    340,000   BEC World Public Co Ltd                                          1,639,871
    352,000   BEC World Public Co Ltd (Foreign Registered) (d)                 1,697,749
  2,487,500   Cogeneration Public Co (Foreign Registered) (d) *                1,449,709
    393,700   CP Feedmill Public Co Ltd (Foreign Registered) (d) *               477,356
     25,800   Delta Electronics Public Co Ltd                                    113,376
    615,400   Delta Electronics Public Co Ltd (Foreign Registered) (d)         2,704,330


10            See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

  Shares     Description                                                                Value ($)
-------------------------------------------------------------------------------------------------
             Thailand - continued
 1,306,460   Electricity Generating Public Co Ltd (Foreign Registered) (d) *            2,835,564
   387,900   Grammy Entertainment Plc (Foreign Registered) (d)                          1,663,023
   587,700   Hana Microelectronic Plc (Foreign Registered) (d) *                        1,322,797
 1,950,000   Industrial Finance Corp of Thailand                                          548,633
 2,477,000   Industrial Finance Corp of Thailand (Foreign Registered) (d)                 696,905
 1,930,978   International Broadcasting Plc (Foreign Registered) (d) *                    776,117
    93,600   Italian-Thai Development Public Co Ltd *                                     190,611
   492,900   Italian-Thai Development Public Co Ltd (d)                                 1,003,762
   631,000   Krung Thai Bank Public Co Ltd (d)                                            274,752
 1,837,200   Land & House Public Co Ltd (Foreign Registered) (d) *                      1,033,794
   151,100   Lanna Lignite Plc Ltd (Foreign Registered) (d)                               152,841
 2,627,600   National Petrochemical (Foreign Registered) (d) *                          1,161,720
 4,505,050   Padaeng Industry Plc ( Foreign Registered) (d) *                           1,026,070
    91,200   PTT Exploration and Production Public Co Ltd (Foreign Registered) (d) *      601,158
 1,583,000   Regional Container Lines Plc (Foreign Registered) (d)                        901,360
 1,859,000   Ruang Khao Fund (Foreign Registered) (d) *                                   249,062
    32,400   Saha Pathana International Holdings Plc (Foreign Registered) (d) *            18,883
    24,500   Saha Pathanapibul (Foreign Registered) (d)                                    25,603
 2,230,500   Saha Union Public Co Ltd (Foreign Registered) (d)                            881,562
   136,196   Shinawatra Computer Public Co Ltd (Foreign Registered) (d) *                 375,889
    99,600   Siam Cement Plc (Foreign Registered) (d) *                                 2,060,322
   469,000   Siam City Cement (Foreign Registered) (d) *                                1,269,266
   414,300   Siam Commercial Bank Plc (Foreign Registered) (d) *                          174,845
   399,000   Siam Pulp & Paper (Foreign Registered) (d) *                                 539,912
   201,512   Singer Plc (Foreign Registered) (d) *                                        199,784
 3,108,050   Star Block Co Ltd (Foreign Registered) *                                      41,641
 2,131,000   Telecomasia (Foreign Registered) *                                         1,042,089
   257,700   Thai Airways International (Foreign Registered) (d) *                        338,352
 2,561,300   Thai Farmers Bank Plc (Foreign Registered) (d) *                           4,289,423
 1,540,850   Thai German Ceramics Industry (Foreign Registered) (d) *                     350,944
10,757,880   Thai Petrochemical (Foreign Registered) (d) *                              1,700,737
   105,200   Thai Plastic & Chemical (Foreign Registered) (d) *                           123,325
   279,300   Tipco Asphalt Public Co Ltd *                                                497,681
                                                                                       ----------
                                                                                       48,720,422
                                                                                       ----------
             Turkey - 0.1%
   128,010   Sabanci Holding GDR (Registered)                                             739,258
                                                                                       ----------
             Venezuela - 1.2%
 2,534,473   Banco Provincial                                                           2,637,572
   218,606   Ceramica Carabobo Class B ADR *                                              131,164
   165,200   Compania Anonima Nacional Telefonos de Venezuela (CANTV) Sponsored ADR     2,570,925
 9,796,385   Electricidad De Caracas                                                    3,000,503
       778   International Briquettes Holding *                                             3,890
    35,181   Mantex SA Class A Sponsored ADR *                                            255,062
   408,275   Siderurgica Venezolana (Sivensa) Class A                                      12,789
        23   Siderurgica Venezolana (Sivensa) Class B                                           1
   126,766   Siderurgica Venezolana (Sivensa) Registered ADR Class A                      253,532
       530   Siderurgica Venezolana (Sivensa) Registered ADR Class B                        1,394


              See accompanying notes to the financial statements.             11

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

   Shares       Description                                          Value ($)
--------------------------------------------------------------------------------

                Venezuela - continued
      723,926   Venepal SA Class B GDR 144A                               43,436
      733,683   Venezolana de Cementes                                   294,942
      226,157   Venezolana de Cementes Tipo II                            90,522
                                                                   -------------
                                                                       9,295,732
                                                                   -------------

                TOTAL COMMON STOCKS (Cost $890,352,732)              611,888,680
                                                                   -------------

                PREFERRED STOCKS - 8.3%
                Brazil - 6.8%
    7,831,000   Acos Villares SA *                                       184,925
   22,920,000   Alpargatas de Sao Paolo                                  706,930
    7,334,457   Banco Bradesco Receipts *                                 28,914
  943,950,774   Banco Bradesco SA                                      3,721,213
   67,516,200   Banco Estado Sao Paulo                                 1,789,586
  148,940,000   Banco Nacional (b) *                                         718
   33,080,000   Belgo Mineira (Registered)                               561,164
  372,525,003   Bombril SA                                               969,463
    2,583,000   Brahma PN                                                958,511
   47,500,000   Caemi Mineracao e Metalurgica SA                         927,108
   60,942,827   Cemig                                                    787,117
  167,200,000   Cia Energetica de Sao Paolo SA (Registered)            1,865,388
   34,000,000   Cia Energetica Perna Class A                              63,084
1,123,059,000   Companhia de Acos Especiais Itabira-Acesita              297,678
   13,889,000   Copene-Petroquimica do Nordeste SA Class A             1,107,773
  195,099,710   Electrobras Class B (Registered)                       2,623,268
  162,100,000   Elektro *                                                710,896
  594,000,000   Fertilizantes Fosfatados                               1,230,940
  659,062,710   Gerasul                                                  390,673
   17,500,000   Gerdau SA                                                118,072
    3,187,000   Industrias Klabin de Papel e Celulose SA                 599,002
    6,337,459   Investimentos Itau SA                                  2,565,526
    1,336,261   Iochpe Maxion *                                            8,114
  559,080,000   Iparanga Brasil de Petroleo                            2,128,546
    6,680,000   Itaubanco SA (Registered)                              2,301,783
   43,900,000   Lojas Americanas (Registered )                           148,308
   42,420,000   Mesbla (Registered) *                                      2,044
    1,045,540   Nova Usiminas Class A *                                1,249,609
       19,045   Nova Usiminas Class B *                                  229,458
  335,746,000   Olvebra *                                                 55,014
  199,400,000   Petrobras Distrib                                      1,268,472
   65,494,000   Petroleo Brasileiro SA (Petrobras)                     5,085,175
      830,000   Sadia Frigobras SA (Registered)                          292,000
  415,600,000   Siderurgica de Tubarao                                 1,402,024
      220,000   Suzano (Registered)                                       83,759
      192,000   Telebras Holders ADR                                  12,396,000
   49,522,000   Telebras Receipts                                      3,145,542
    6,520,152   Unipar                                                   942,673


12            See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

   Shares/
 Par Value($)  Description                                                     Value ($)
----------------------------------------------------------------------------------------
               Brazil - continued
     499,000   Varig (Registered)                                                199,600
  13,100,000   Votorantim Celulose e Papel SA                                    148,361
                                                                              ----------
                                                                              53,294,431
                                                                              ----------
               Korea - 1.3%
     115,590   Dongbu Steel Co                                                   269,253
     391,263   Samsung Electronics (Non Voting)                                9,881,509
                                                                              ----------
                                                                              10,150,762
                                                                              ----------
               Russia - 0.2%
     100,800   Krasny Red Oct 144A (d)                                           153,317
     129,200   Lukoil Holding Sponsored ADR (Foreign Registered)                 439,280
     384,800   Lukoil Holding (d) *                                              684,944
       2,339   Moscow City Telephone Network (d)                                 111,103
          30   Rostelecom (d)                                                          8
   1,834,100   St Petersburg Telephone                                           132,055
  15,230,200   Unified Energy Systems (d)                                        228,453
                                                                              ----------
                                                                               1,749,160
                                                                              ----------

               TOTAL PREFERRED STOCKS (Cost $137,316,137)                     65,194,353
                                                                              ----------

               DEBT OBLIGATIONS - 3.6%
               U.S. Government - 3.6%
$ 29,433,232   U.S. Treasury Inflation Indexed Note, 3.375% due 1/15/07 (c)   28,384,667
                                                                              ----------

               TOTAL DEBT OBLIGATIONS (Cost $28,563,440)                      28,384,667
                                                                              ----------

               INVESTMENT FUNDS - 2.8%
               Brazil - 0.1%
      76,400   Brazil Fund Inc                                                   749,675
                                                                              ----------

               Chile - 0.3%
      22,000   Chile Fund Inc                                                    203,500
     711,900   Five Arrows Chile Investment Trust Ltd                          1,210,230
     474,600   Five Arrows Chile Investment Trust Ltd Convertible Units *        844,788
                                                                              ----------
                                                                               2,258,518
                                                                              ----------
               Czech Republic - 0.0%
      10,000   Sporitelni Privatizacni *                                         294,408
                                                                              ----------

               India - 0.0%
         100   Uti Masterplus 1991 Unit *                                             43
      10,400   UTI Masterplus 1991 *                                               4,423
                                                                              ----------
                                                                                   4,466
                                                                              ----------
               Kazakhstan - 0.1%
     450,000   Kazakhstan Investment Fund (d) (e) *                            1,125,000
                                                                              ----------


              See accompanying notes to the financial statements.             13

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

   Shares/
 Par Value($)    Description                                                                 Value ($)
------------------------------------------------------------------------------------------------------
                 Poland - 1.0%
       603,111   CHP Investors (d) (e) *                                                       486,047
     4,102,132   OBP Investors (d) (e)                                                       5,408,174
     2,060,116   Templeton Emerging European Fund (d) *                                      1,992,132
                                                                                            ----------
                                                                                             7,886,353
                                                                                            ----------
                 Romania - 0.2%
         4,500   Romanian Investment Fund (d) (e) *                                          1,350,000
                                                                                            ----------

                 Russia - 0.8%
    10,000,000   New Century Holdings LP (d) (e) *                                           6,166,000
                                                                                            ----------

                 Thailand - 0.1%
     1,500,000   Ruam Pattana Fund (Registered) (d) *                                          204,984
            70   Thailand International Fund IDR                                               507,500
                                                                                            ----------
                                                                                               712,484
                                                                                            ----------
                 Ukraine - 0.1%
        25,000   Societe Generale Thalmann Ukrania Fund (e) *                                  956,250
                                                                                            ----------

                 United States - 0.1%
        71,400   Morgan Stanley Emerging Markets Fund                                          615,825
                                                                                            ----------

                 TOTAL INVESTMENT FUNDS (Cost $36,722,706)                                  22,118,979
                                                                                            ----------

                 EQUITY LINKED SECURITIES - 1.9%
                 Chile - 1.9%
$    8,794,292   Citibank-Nassau Chilean Equity Time Deposit, 3.50% due 4/9/99 (e) (f) *     5,971,324
$    4,040,743   Citibank-Nassau Chilean Equity Time Deposit, 3.50% due 5/3/99 (e) (f) *     2,881,454
$    6,405,773   Citibank-Nassau Chilean Equity Time Deposit, 3.50% due 6/14/99 (e) (f) *    5,516,011
                                                                                            ----------
                                                                                            14,368,789
                                                                                            ----------
                 Russia - 0.0%
        32,787   Renaissance Sberbank Note (d) (e) (g) *                                       344,123
                                                                                            ----------

                 TOTAL EQUITY LINKED SECURITIES (Cost $30,391,032)                          14,712,912
                                                                                            ----------

                 CONVERTIBLE SECURITIES - 1.0%
                 Indonesia - 0.4%
$   28,000,000   APP Finance (VI) Convertible, 0.00% due 11/18/12                            3,920,000
                                                                                            ----------

                 Korea - 0.1%
$      500,000   Daewoo Corp Convertible, Zero Coupon, due 12/31/07                            400,000
                                                                                            ----------

                 Poland - 0.0%
DEM     25,000   Elektrim SA, 2.00% due 5/30/04                                                 15,154
                                                                                            ----------

                 South Africa - 0.1%
$    1,100,000   Randgold Finance Convertible, 7.00% due 10/03/01                              539,000
                                                                                            ----------


14            See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

   Shares/
 Par Value($)     Description                                                                Value ($)
------------------------------------------------------------------------------------------------------
                  Thailand - 0.3%
$     5,030,000   Bangkok Bank Public Co Convertible, 3.25% due 3/3/04                       2,112,600
$       358,000   Bangkok Land Convertible, 4.50% due 10/13/03                                  17,900
$     1,814,000   MDX Public Co Ltd Convertible, 4.75% due 9/17/03                              90,700
CHF   2,800,000   NTS Steel Group Convertible, 1.00% due 12/17/03                              154,584
$       630,000   Somprasong Land Co Convertible, 3.88% due 1/21/04                             12,600
                                                                                            ----------
                                                                                             2,388,384
                                                                                            ----------
                  Venezuela - 0.1%
$     1,195,000   Global Investment Financial Corp Convertible, 11.00% due 3/19/01             597,500
                                                                                            ----------

                  TOTAL CONVERTIBLE SECURITIES (Cost $15,636,312)                            7,860,038
                                                                                            ----------

                  RIGHTS & WARRANTS - 0.3%
                  Brazil - 0.0%
          4,375   Cosipa Preferred Rights 12/31/25 *                                                --
     84,234,574   Mesbla Preferred Rights 12/31/25 *                                                 4
                                                                                            ----------
                                                                                                     4
                                                                                            ----------
                  Indonesia - 0.0%
        226,076   Indah Kiat Pulp & Paper Warrants 4/13/01 *                                    21,744
                                                                                            ----------

                  Malaysia - 0.0%
         98,666   Amsteel Corp Warrants 5/19/00 *                                                4,154
         43,600   UMW Holding Berhad Warrants 1/26/00 *                                          7,343
                                                                                            ----------
                                                                                                11,497
                                                                                            ----------
                  Mexico - 0.0%
         38,886   Grupo Mexico Class B Warrants 8/9/01 *                                        89,842
                                                                                            ----------

                  Phillippines - 0.2%
      2,523,700   Jolliebee FDS Warrants 2/24/03 *                                           1,182,478
                                                                                            ----------

                  South Africa - 0.0%
          2,461   Randfontein Estates Warrants 7/01/02 *                                         1,192
                                                                                            ----------

                  Thailand - 0.1%
        954,500   Industrial Finance Corp of Thailand Rights 3/8/99                             12,788
        511,196   Shinawatra Computer Public Co Ltd (Foreign Registered) Rights 3/15/99 *    1,205,393
                                                                                            ----------
                                                                                             1,218,181
                                                                                            ----------

                  TOTAL RIGHTS & WARRANTS (Cost $2,562,699)                                  2,524,938
                                                                                            ----------

                  SHORT-TERM INVESTMENTS - 7.7%
                  Cash Equivalents - 5.9%
     32,192,700   The Boston Global Investment Trust (a)                                    32,192,700
$    14,000,000   Wachovia Bank Time Deposit, 4.60% due 3/01/99                             14,000,000
                                                                                            ----------
                                                                                            46,192,700
                                                                                            ----------


              See accompanying notes to the financial statements.             15

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

Par Value($)     Description                                           Value ($)
--------------------------------------------------------------------------------

                 U.S. Government - 1.8%
$ 14,500,000     U. S. Treasury Bill, 4.36% due 3/04/99 (c)          14,494,623
                                                                   ------------

                 TOTAL SHORT-TERM INVESTMENTS (Cost $60,687,501)     60,687,323
                                                                   ------------

                 TOTAL INVESTMENTS - 103.5%
                 (Cost $1,202,232,559)                              813,371,890

                 Other Assets and Liabilities (net) - (3.5%)        (27,443,697)
                                                                   ------------

                 TOTAL NET ASSETS - 100.0%                         $785,928,193
                                                                   =============

                 Notes to the Schedule of Investments:

                 ADR American Depositary Receipt
                 GDR Global Depository Receipt
                 GDS Global Depository Shares
                 RDC Russian Depository Certificate

                 BRL Brazilian Real
                 CHF Swiss Franc
                 DEM German Mark

                 (a) Represents investment of security lending collateral (Note 1).

                 (b)   Bankrupt issuer.

                 (c) Security has been segregated to cover margin requirements on open swap contracts.

                 (d)   Valued by management (Note 1).

                 (e) Security is restricted as to public resale. The aggregate market value of restricted securities is $29,421,362, or 3.7% of net assets.

                 (f) A derivative security whose price is linked to the return on a basket of Chilean asset investments.

                 (g) A derivative security whose price is linked to the return on a Russian basket of securities.

                 144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                 * Non-income producing security.


16            See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

--------------------------------------------------------------------------------

            At February 28, 1999, industry sector diversification of the Fund's equity investments was as follows:

            Industry Sector (Unaudited)

            Banking                        10.5%
            Telecommunications              9.6
            Metals and Mining               7.8
            Conglomerates                   7.3
            Utilities                       6.5
            Electronic Equipment            6.2
            Financial Services              5.9
            Food and Beverage               5.5
            Construction                    4.4
            Oil and Gas                     4.3
            Consumer Goods                  4.2
            Services                        2.0
            Communications                  1.9
            Paper and Allied Products       1.8
            Real Estate                     1.6
            Chemicals                       1.4
            Computers                       1.3
            Insurance                       1.3
            Transportation                  1.1
            Machinery                       1.0
            Automotive                      1.0
            Textiles                        0.9
            Health Care                     0.7
            Retail Trade                    0.2
            Miscellaneous                  11.6
                                          -----
                                          100.0%
                                          =====


              See accompanying notes to the financial statements.             17

GMO Emerging Markets Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities - February 28, 1999
--------------------------------------------------------------------------------

Assets:
     Investments, at value (cost $1,202,232,559) (Note 1)                         $   813,371,890
     Foreign currency, at value (cost $18,798,791) (Note 1)                            18,933,017
     Cash                                                                                  23,212
     Receivable for investments sold                                                    9,293,246
     Net receivable for open forward foreign currency contracts (Notes 1 and 5)           814,699
     Receivable for open swap contracts (Notes 1 and 5)                                   530,311
     Foreign withholding taxes receivable                                                 996,425
     Dividends and interest receivable                                                  5,175,776
     Receivable for expenses waived or borne by Manager (Note 2)                          130,255
                                                                                  ---------------
         Total assets                                                                 849,268,831
                                                                                  ---------------

Liabilities:
     Payable for investments purchased                                                 21,258,449
     Accrued Malaysian repatriation taxes (Note 1)                                      7,250,217
     Payable upon return of securities loaned (Note 1)                                 32,192,700
     Accrued capital gain taxes payable (Note 1)                                        1,565,264
     Payable to affiliate for (Note 2):
         Management fee                                                                   619,730
         Shareholder service fee                                                           83,494
     Accrued expenses                                                                     370,784
                                                                                  ---------------
         Total liabilities                                                             63,340,638
                                                                                  ---------------

Net assets                                                                        $   785,928,193
                                                                                  ===============

Net assets consist of:
     Paid-in capital                                                              $ 1,545,722,995
     Distributions in excess of net investment income                                  (3,684,069)
     Accumulated net realized loss                                                   (359,889,449)
     Net unrealized depreciation                                                     (396,221,284)
                                                                                  ---------------
                                                                                  $   785,928,193
                                                                                  ===============
Net assets attributable to:
     Class III Shares                                                             $   524,741,263
                                                                                  ===============
     Class IV Shares                                                              $   261,186,930
                                                                                  ===============

Shares outstanding:
     Class III                                                                         83,107,843
                                                                                  ===============
     Class IV                                                                          41,401,009
                                                                                  ===============

Net asset value per share:
     Class III                                                                    $          6.31
                                                                                  ===============
     Class IV                                                                     $          6.31
                                                                                  ===============


18            See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)

Statement of Operations - Year Ended February 28, 1999
--------------------------------------------------------------------------------

Investment income:
     Dividends (net of foreign tax expense of $2,914,845)         $  36,595,604
     Interest (including security lending income of $702,733)         7,188,579
                                                                  -------------
         Total income                                                43,784,183
                                                                  -------------
Expenses:
     Management fee (Note 2)                                         11,112,844
     Custodian fees                                                   1,974,341
     Audit fees                                                          89,360
     Registration fee                                                    50,298
     Transfer agent fees                                                 43,443
     Legal fees                                                          33,837
     Trustees fees (Note 2)                                               9,977
     Miscellaneous                                                      259,892
     Fees waived or borne by Manager (Note 2)                        (2,342,168)
                                                                  -------------
                                                                     11,231,824
     Shareholder service fee (Note 2)
         Class III                                                      998,387
         Class IV                                                       468,171
                                                                  -------------

         Net expenses                                                12,698,382
                                                                  -------------
            Net investment income                                    31,085,801
                                                                  -------------
Realized and unrealized gain (loss):
     Net realized gain (loss) on:
         Investments                                               (299,747,084)
         Closed futures contracts                                       (39,572)
         Closed swap contracts                                       (7,334,268)
         Foreign currency, forward contracts and foreign
            currency related transactions                           (16,631,554)
                                                                  -------------
                Net realized loss                                  (323,752,478)
                                                                  -------------
     Change in net unrealized appreciation (depreciation) on:
         Investments (Note 1)                                      (211,086,257)
         Open swap contracts                                          3,703,459
         Foreign currency, forward contracts and foreign
            currency related transactions                             6,328,861
                                                                  -------------
                Net unrealized loss                                (201,053,937)
                                                                  -------------
         Net realized and unrealized loss                          (524,806,415)
                                                                  -------------
Net decrease in net assets resulting from operations              $(493,720,614)
                                                                  =============


              See accompanying notes to the financial statements.             19

GMO Emerging Markets Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                    Year Ended         Year Ended
                                                                February 28, 1999  February 28, 1998
                                                                 ---------------    ---------------
Increase (decrease) in net assets:
Operations:
      Net investment income                                      $    31,085,801    $    22,024,564
      Net realized gain (loss)                                      (323,752,478)        81,402,501
      Change in net unrealized appreciation (depreciation)          (201,053,937)      (341,634,031)
                                                                 ---------------    ---------------
      Net decrease in net assets
           resulting from operations                                (493,720,614)      (238,206,966)
                                                                 ---------------    ---------------

Distributions to shareholders from:
      Net investment income
           Class I                                                            --           (129,011)
           Class II                                                           --           (254,928)
           Class III                                                 (16,087,702)       (35,349,550)
           Class IV                                                   (9,786,346)                --
                                                                 ---------------    ---------------
           Total distributions from net investment income            (25,874,048)       (35,733,489)
                                                                 ---------------    ---------------

      Net realized gains
           Class I                                                            --           (503,907)
           Class II                                                           --         (1,133,793)
           Class III                                                 (10,825,261)      (100,204,482)
           Class IV                                                   (8,023,682)                --
                                                                 ---------------    ---------------
           Total distributions from net realized gains               (18,848,943)      (101,842,182)
                                                                 ---------------    ---------------

      In excess of net realized gains
           Class I                                                            --           (266,871)
           Class II                                                           --           (600,460)
           Class III                                                     (49,311)       (53,068,677)
           Class IV                                                      (36,550)                --
                                                                 ---------------    ---------------
           Total distributions in excess of net realized gains           (85,861)       (53,936,008)
                                                                 ---------------    ---------------

                                                                     (44,808,852)      (191,511,679)
                                                                 ---------------    ---------------
Net share transactions:  (Note 4)
           Class I                                                            --          1,328,062
           Class II                                                           --          4,693,314
           Class III                                                 (77,844,893)      (324,321,493)
           Class IV                                                 (183,333,072)       606,255,395
                                                                 ---------------    ---------------
      Increase (decrease) in net assets resulting from
           net share transactions                                   (261,177,965)       287,955,278
                                                                 ---------------    ---------------

      Total decrease in net assets                                  (799,707,431)      (141,763,367)

Net assets:
      Beginning of period                                          1,585,635,624      1,727,398,991
                                                                 ---------------    ---------------

      End of period (including distributions in excess of
           net investment income of $3,684,069 and
           accumulated undistributed net investment
           income of $22,378,753, respectively)                  $   785,928,193    $ 1,585,635,624
                                                                 ===============    ===============


20            See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class I share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                   Period from March 1, 1997           Period Ended
                                                                       to January 9, 1998           February 28, 1997 *
                                                                       ------------------           -------------------
Net asset value, beginning of period                                       $   12.48                    $   10.86
                                                                           ---------                    ---------

Income (loss) from investment operations:
  Net investment income                                                         0.14+                        0.01
  Net realized and unrealized gain (loss)                                      (2.69)                        1.61
                                                                           ---------                    ---------

    Total from investment operations                                           (2.55)                        1.62
                                                                           ---------                    ---------

Less distributions to shareholders from:
  Net investment income                                                        (0.26)                          --
  Net realized gains                                                           (0.71)                          --
  In excess of net realized gains                                              (0.37)                          --
                                                                           ---------                    ---------
    Total distributions                                                        (1.34)                          --
                                                                           ---------                    ---------

Net asset value, end of period                                             $    8.59(d)                 $   12.48
                                                                           =========                    =========

Total Return (a)                                                              (21.66%)                      14.92%

Ratios/Supplemental Data:

    Net assets, end of period (000's)                                      $      --                    $   1,748
    Net expenses to average
      daily net assets                                                          1.41%**(c)                   1.45%**(c)
    Net investment income to average
      daily net assets                                                          1.21%**                      0.77%**
    Portfolio turnover rate                                                       88%                          41%
    Fees and expenses voluntarily waived or borne by
      the Manager consisted of the following per
      share amount:                                                        $    0.02                          (b)

+     Computed using average shares outstanding throughout the period.

*     Period from January 2, 1997 (commencement of operations) to February 28,
      1997.

**    Annualized

(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.

(b) Fees and expenses voluntarily waived or borne by the Manager were less than $0.01 per share.

(c) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .20% and .04% of average daily net assets for the periods ended February 28, 1997 and January 9, 1998, respectively.

(d) All Class I shares of the Fund were exchanged for Class III shares on January 9, 1998. Amount represents ending net asset value per share on January 9, 1998.


              See accompanying notes to the financial statements.             21

GMO Emerging Markets Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class II share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                                             Period from November 29, 1996
                                                  Period from October 31, 1997                (commencement of operations)
                                                       to January 9, 1998                          to February 4, 1997
                                                       ------------------                          -------------------
Net asset value, beginning of period                        $  11.40                                     $  10.74
                                                            --------                                     --------

Income (loss) from investment operations:
  Net investment income                                         0.03+                                        0.05
  Net realized and unrealized gain (loss)                      (1.75)                                        1.10
                                                            --------                                     --------

    Total from investment operations                           (1.72)                                        1.15
                                                            --------                                     --------

Less distributions to shareholders from:
  Net investment income                                        (0.14)                                       (0.07)
  Net realized gains                                           (0.61)                                        0.00
  In excess of net realized gains                              (0.32)                                          --
                                                            --------                                     --------
     Total distributions                                       (1.07)                                       (0.07)
                                                            --------                                     --------

Net asset value, end of period                              $   8.61(e)                                  $  11.82(d)
                                                            ========                                     ========

Total Return (a)                                              (15.72%)                                      10.73%

Ratios/Supplemental Data:

    Net assets, end of period (000's)                       $     --                                     $     --
    Net expenses to average
      daily net assets                                          1.38%*(b)                                    1.33%*(b)
    Net investment income to average
      daily net assets                                          1.58%*                                       6.14%*
    Portfolio turnover rate                                       88%                                          41%
    Fees and expenses voluntarily waived or
      borne by the Manager consisted
      of the following per share amounts:                        (c)                                          (c)


+     Computed using average shares outstanding throughout the period.

*     Annualized

(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.

(b) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .07% and .02% of average daily net assets for the periods ended February 4, 1997 and January 9, 1998, respectively.

(c) Fees and expenses voluntarily waived or borne by the Manager were less than $.01 per share.

(d) All Class II shares of the Fund were exchanged for Class III shares on February 4, 1997. Amount represents ending net asset value per share on February 4, 1997.

(e) All Class II shares of the Fund were exchanged for Class III shares on January 9, 1998. Amount represents ending net asset value per share on January 9, 1998.


22            See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                         Year Ended February 28/29
                                             ------------------------------------------------------------------------------
                                                1999             1998              1997              1996           1995
                                             ----------       ----------        ----------        ----------     ----------
Net asset value, beginning of period         $     9.56       $    12.49        $    10.54        $     9.52     $    12.13
                                             ----------       ----------        ----------        ----------     ----------

Income (loss) from investment operations:
  Net investment income                            0.25             0.16+             0.13              0.10           0.05
  Net realized and unrealized gain (loss)         (3.19)           (1.76)             1.96              1.06          (2.37)
                                             ----------       ----------        ----------        ----------     ----------

    Total from investment operations              (2.94)           (1.60)             2.09              1.16          (2.32)
                                             ----------       ----------        ----------        ----------     ----------

Less distributions to shareholders from:
  Net investment income                           (0.19)           (0.25)            (0.14)            (0.01)         (0.07)
  Net realized gains                              (0.12)           (0.71)               --             (0.13)         (0.22)
  In excess of net realized gains                 (0.00)(d)        (0.37)               --                --             --
                                             ----------       ----------        ----------        ----------     ----------
     Total distributions                          (0.31)           (1.33)            (0.14)            (0.14)         (0.29)
                                             ----------       ----------        ----------        ----------     ----------

Net asset value, end of period               $     6.31       $     9.56        $    12.49        $    10.54     $     9.52
                                             ==========       ==========        ==========        ==========     ==========

Total Return (a)                                 (30.96%)         (12.94%)           19.98%            12.24%        (19.51%)

Ratios/Supplemental Data:

    Net assets, end of period (000's)        $  524,741       $  913,615        $1,725,651        $  907,180     $  384,259
    Net expenses to average
      daily net assets                             1.16%            1.24%(c)          1.24%(c)          1.35%          1.58%
    Net investment income to average
      daily net assets                             2.75%            1.30%             1.40%             1.31%          0.85%
    Portfolio turnover rate                          76%              88%               41%               35%            50%
    Fees and expenses voluntarily waived
      or borne by the Manager consisted of
      the following per share amounts:       $     0.02       $     0.03              0.02               (b)             --

+     Computed using average shares outstanding throughout the period.

(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.

(b) Fees and expenses voluntarily waived or borne by the Manager were less than $.01 per share.

(c) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .06% and .035% of average daily net assets for the years ended February 28, 1997 and 1998, respectively.

(d)   The distribution in excess of net realized gains was $0.0005.


              See accompanying notes to the financial statements.             23

GMO Emerging Markets Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                                 Period from January 9, 1998
                                                       Year Ended                (commencement of operations)
                                                   February 28, 1999                 to February 28, 1998
                                                   -----------------                 --------------------
Net asset value, beginning of period                   $    9.56                           $    8.62
                                                       ---------                           ---------

Income (loss) from investment operations:
  Net investment income                                     0.28                                0.01+
  Net realized and unrealized gain (loss)                  (3.21)                               0.93
                                                       ---------                           ---------

    Total from investment operations                       (2.93)                               0.94
                                                       ---------                           ---------

Less distributions to shareholders from:
  Net investment income                                    (0.20)                                 --
  Net realized gains                                       (0.12)
  In excess of net realized gains                          (0.00)(d)                              --
                                                       ---------                           ---------
     Total distributions                                   (0.32)                                 --
                                                       ---------                           ---------

Net asset value, end of period                         $    6.31                           $    9.56
                                                       =========                           =========

Total Return (a)                                          (31.01%)                             10.90%

Ratios/Supplemental Data:

     Net assets, end of period (000's)                 $ 261,187                           $ 672,020
     Net expenses to average
       daily net assets                                     1.12%                               1.22%*(b)
     Net investment income to average
       daily net assets                                     2.87%                               0.65%*
     Portfolio turnover rate                                  76%                                 88%
     Fees and expenses voluntarily waived
       or borne by the Manager consisted
       of the following per share amounts:             $    0.02                                 (c)

+     Computed using average shares outstanding throughout the period.

*     Annualized

(a) Calculation excludes purchase premiums and redemption fees. The total return would have been lower had certain expenses not been waived during the period shown.

(b) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .04% of average daily net assets.

(c) Fees and expenses voluntarily waived or borne by the Manager were less than $.01 per share.

(d)   The distribution in excess of net realized gains was $0.0005.


24            See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)

Notes to Financial Statements
February 28, 1999
--------------------------------------------------------------------------------

1.    Significant accounting policies

      GMO Emerging Markets Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

      The Fund seeks long-term capital appreciation consistent with a prudent level of risk through investment in equity and equity-related securities traded in the securities markets of newly industrializing countries in Asia, Latin America, the Middle East, Southern Europe, Eastern Europe and Africa.

      Prior to January 9, 1998, the Fund offered three classes of shares: Class I, Class II, and Class III. Effective January 9, 1998, Class I and Class II shares ceased operations and all shares were exchanged for Class III shares, and Class IV shares commenced operations. The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully described in the Trust's prospectus.

      The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      Portfolio valuation

      Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      Certain investments in securities held by the Fund were valued on the basis of a price provided by a principal market maker. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

      The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. The Fund has recorded an accrual in the amount of $1,565,264 for potential capital gains taxes at February 28, 1999. The accrual for capital gains taxes is included in net realized and unrealized loss in the Statement of Operations.

      On September 1, 1998, the Malaysian government introduced capital controls effectively eliminating trading of the Malaysian ringgit. Effective February 4, 1999, the Malaysian government modified these restrictions. Funds invested in Malaysia as of February 15, 1999 and repatriated within one year of September 1, 1998, or one year from the date of the investment if after September 1, 1998, are subject to a graduated repatriation tax on the principal invested with a maximum of 30%. The Fund has recorded an accrual in the amount of $7,250,217 for potential repatriation tax on principal invested prior to February 15, 1999. The accrual for Malaysian repatriation taxes is included in the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Funds invested in Malaysia on or after February 15, 1999 are subject to a repatriation tax on capital gains of 30% for currency repatriated in less than one year of the initial investment and 10% for currency repatriated after one year of the initial investment. The Fund has not made any additional investments in Malaysia on or after February 15, 1999 and accordingly no tax provision for capital gains has been accrued.

      Foreign currency translation

      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      Forward currency contracts

      The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes

GMO Emerging Markets Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

      unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to sell is shown under Note 5, and represents the currency exposure the Fund has acquired or hedged through currency contracts as of February 28, 1999.

      Futures contracts

      The Fund may purchase or sell index futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a specified price at a given date. The Fund may use futures contracts to manage its exposure to the stock and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is subsequently settled. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of February 28, 1999, there were no outstanding futures contracts.

      Swap agreements

      The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to the equity markets. The Fund enters into total return swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the price of the security or index underlying these transactions. See Note 5 for a summary of all open swap agreements as of February 28, 1999.

GMO Emerging Markets Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

      Security lending

      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At February 28, 1999, the Fund loaned securities having a market value of $29,375,886 collateralized by cash in the amount of $32,192,700 which was invested in a short-term instrument.

      Taxes

      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States. Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

      Distributions to shareholders

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. The Fund declares separate dividends from net investment income on each class of shares.

      Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to foreign currency and passive foreign investment company transactions and redemptions in-kind. Gains resulting from such in-kind transactions amounted to $2,801,930.

      The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 28, 1999. This reclassification has no impact on net investment income, realized gain/loss and net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

         Accumulated
      Undistributed Net         Accumulated Net Realized
      Investment Income                Gain/(Loss)               Paid-in Capital
      -----------------                -----------               ---------------
        ($31,274,575)                  $69,236,430                ($37,961,855)

GMO Emerging Markets Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

      Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

      Security transactions and related investment income

      Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      Allocation of operating activity

      The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

      Purchases and redemptions of Fund shares

      The premium on cash purchases of Fund shares is 1.60% of the amount invested. In the case of cash redemptions, the fee is .40% of the amount redeemed. These fees will be reduced by 50% with respect to any portion of a purchase or redemption that is offset by a corresponding redemption or purchase, respectively, occurring on the same day. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. These fees are allocated relative to each class' net assets on the share transaction date. Purchase premiums are included as part of each class' "shares sold" and redemption fees are included as part of each class' "shares repurchased", respectively, as summarized in Note 4. For the year ended February 28, 1999, the Fund received $1,857,307 in purchase premiums and $1,085,444 in redemption fees. There is no premium for reinvested distributions. While no purchase premium is normally charged with respect to in-kind purchases of Fund shares, a purchase premium of up to .20% may be charged on certain in-kind transactions.

      Investment risk

      Investments in securities of emerging countries present certain risks that are not inherent in many other investments. Many emerging countries present elements of political and/or economic instability. The securities markets of emerging countries are generally smaller and less developed than the securities markets of the U.S. and developed foreign markets. Further, countries may impose various types of foreign currency regulations or controls which may impede the Fund's ability to repatriate amounts it receives. The Fund may acquire interests in securities in anticipation of improving conditions in the related countries. These factors may result in significant volatility in the values of its holdings. The markets for emerging countries are relatively illiquid. Accordingly, the Fund may not be able to realize in an actual sale amounts approximating those used to value its holdings.

GMO Emerging Markets Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

2.    Fees and other transactions with affiliates

      GMO earns a management fee paid monthly at the annual rate of 1.00% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .15% for Class III shares and .105% for Class IV shares.

      GMO agreed to waive a portion of its fee and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding custody fees, brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceed .81% of average daily net assets.

      Effective March 1, 1999, GMO's contractual management fee was reduced to .81% of average daily net assets. GMO entered into a binding agreement effective until February 29, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding custody fees, brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

      The Manager has entered into a Consulting Agreement with Dancing Elephant, Ltd. (the "Consultant") with respect to the management of the portfolio. Payments made by the Manager to the Consultant will not affect the amounts payable by the Fund to the Manager or the Fund's expense ratio.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the year ended February 28, 1999, was $9,977. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    Purchases and sales of securities

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 28, 1999, were as follows:

                                              Purchases        Proceeds
                                             ------------    ------------
      U.S. Government securities             $ 33,590,790    $  5,019,459
      Investments (non-U.S. Government
      securities)                             735,059,246     949,051,267

      At February 28, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in the value of investments held were as follows:

                             Gross Unrealized     Gross Unrealized       Net Unrealized
        Aggregate Cost         Appreciation         Depreciation          Depreciation
      -------------------   -------------------   ------------------    ------------------
        $1,213,901,940         $46,435,536          $446,965,586          $400,530,050

GMO Emerging Markets Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

4.    Share transactions

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including a class' portion of the purchase premiums and redemption fees received by the Fund, were as follows:

                                                Period from March 1, 1997
                                                   to January 9, 1998
                                               ---------------------------
      Class I:                                  Shares           Amount
                                               --------       -----------
      Shares sold                               654,767       $ 8,075,897

      Shares issued to
      shareholders in
      reinvestment of
      distributions                              94,886           892,506

      Shares repurchased                       (889,721)       (7,640,341)
                                               --------       -----------
      Net increase/(decrease)                  (140,068)      $ 1,328,062
                                               ========       ===========

                                            Period from October 31, 1997
                                                 to January 9, 1998
                                           ------------------------------
      Class II:                              Shares             Amount
                                           ----------        ------------
      Shares sold                           1,860,787        $ 20,571,162

      Shares issued to
      shareholders in
      reinvestment of
      distributions                           215,746           1,989,181

      Shares repurchased                   (2,076,533)        (17,867,029)
                                           ----------        ------------
      Net increase                                 --        $  4,693,314
                                           ==========        ============

GMO Emerging Markets Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

      Share transactions - continued

                                    Year Ended                        Year Ended
                                February 28, 1999                 February 28, 1998
                         ------------------------------    ------------------------------
      Class III:             Shares           Amount           Shares           Amount
                         -------------    -------------    -------------    -------------
      Shares sold           16,151,855    $ 124,491,194       41,704,905    $ 476,637,263

      Shares issued to
      shareholders in
      reinvestment of
      distributions          3,383,887       22,834,853       17,410,973      170,165,033

      Shares
      repurchased          (31,966,910)    (225,170,940)    (101,692,012)    (971,123,789)
                         -------------    -------------    -------------    -------------

      Net decrease         (12,431,168)   $ (77,844,893)     (42,576,134)   $(324,321,493)
                         =============    =============    =============    =============

                                                            Period from January 9, 1998,
                                   Year Ended               (commencement of operations)
                               February 28, 1999                to February 28, 1998
                         ------------------------------    ------------------------------
      Class IV:              Shares           Amount           Shares           Amount
                         -------------    -------------    -------------    -------------
      Shares sold            1,052,163    $  11,220,974       73,482,774    $ 636,013,851

      Shares issued to
      shareholders in
      reinvestment of
      distributions          1,540,180       10,691,678               --               --

      Shares
      repurchased          (31,493,803)    (205,245,724)      (3,180,305)     (29,758,456)
                         -------------    -------------    -------------    -------------
      Net increase/
      (decrease)           (28,901,460)   $(183,333,072)      70,302,469    $ 606,255,395
                         =============    =============    =============    =============

GMO Emerging Markets Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

5.    Financial instruments

      A summary of outstanding financial instruments at February 28, 1999 is as follows:

      Short forward currency contract

                                                                                 Net
                                           Units of                           Unrealized
    Settlement Date       Deliver          Currency           Value          Appreciation
    ----------------  ----------------  ----------------  ---------------   ---------------
        3/03/99             BRL            18,354,000       $  8,845,301      $  814,699

      See Notes to Schedule of Investments for definition of currency abbreviation.

      Swap agreements

                                                                                    Net Unrealized
       Notional    Expiration                                                        Appreciation
        Amount        Date                     Description                          (Depreciation)
      ----------   ----------   ------------------------------------------------    --------------
      $2,500,000     3/11/99    Agreement with Goldman Sachs International dated      $2,423,576
                                9/25/98 to receive (pay) the notional amount
                                multiplied by the return on the Korea Stock
                                Price Index and to pay the notional amount
                                multiplied by 6 month LIBOR adjusted by
                                a specified spread.

       5,000,000     4/13/99    Agreement with Goldman Sachs International dated          98,782
                                10/13/98 to receive (pay) the notional amount
                                multiplied by the return on the MSCI Taiwan
                                Index and to pay the notional amount multiplied
                                by 6 month LIBOR adjusted by a  specified spread.

       5,000,000     4/29/99    Agreement with Goldman Sachs International dated         226,870
                                10/14/98 to receive (pay) the notional amount
                                multiplied by the return on the MSCI Taiwan
                                Index and to pay the notional amount multiplied
                                by 6 month LIBOR adjusted by a specified spread.

GMO Emerging Markets Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

      Swap agreements - continued

                                                                                    Net Unrealized
       Notional    Expiration                                                        Appreciation
        Amount        Date                     Description                          (Depreciation)
      ----------   ----------   ------------------------------------------------    --------------
      $10,848,366    6/10/99    Agreement with Goldman Sachs                          $(857,940)
                                International dated 8/18/98 to receive
                                (pay) the notional amount multiplied by
                                the return on the Korea Stock Price
                                Index and to pay the notional amount
                                multiplied by 4 month LIBOR adjusted by
                                a specified spread.

       1,413,431     6/23/99    Agreement with Goldman Sachs International dated        (51,115)
                                6/23/98 to receive (pay) the notional amount
                                multiplied by the return on the Thailand SET
                                Index and to pay the notional amount multiplied
                                by 3 month LIBOR adjusted by a specified spread.

       2,970,851     6/28/99    Agreement with Indosuez W.I. Carr Ltd.                 (571,497)
                                dated 6/27/98 to receive (pay) the
                                notional amount multiplied by the
                                change in market value of Pohang Iron &
                                Steel common stock (including
                                dividends) and to pay the notional
                                amount multiplied by 6 month LIBOR
                                adjusted by a specified spread.

       4,499,745     6/28/99    Agreement with Indosuez W.I. Carr Ltd.                 (464,548)
                                dated 6/27/98 to receive (pay) the
                                notional amount multiplied by the
                                change in market value of SK Telecom
                                common stock (including dividends) and
                                to pay the notional amount multiplied
                                by 6 month LIBOR adjusted by a
                                specified spread.

       5,996,294     6/29/99    Agreement with Lehman Brothers Finance S.A.            (226,940)
                                dated 6/29/98 to receive (pay) the notional
                                amount multiplied by the return on the Thailand
                                SET Index and to pay the notional amount
                                multiplied by 3 month LIBOR adjusted by a
                                specified spread.

GMO Emerging Markets Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

      Swap agreements - continued

                                                                                    Net Unrealized
       Notional    Expiration                                                        Appreciation
        Amount        Date                     Description                          (Depreciation)
      ----------   ----------   ------------------------------------------------    --------------
      $  496,368     11/02/99   Agreement with Credit Suisse First Boston dated       $(61,442)
                                11/02/98 to receive (pay) the change in market
                                value of a basket of selected securities
                                (including dividends) and to pay the notional
                                amount multiplied by 6 month LIBOR
                                adjusted by a specified spread.

       5,000,000      2/25/00   Agreement with Credit Suisse Financial Products         14,565
                                dated 2/23/99 to receive (pay) the notional
                                amount multiplied by the return on the MSCI
                                Taiwan Index and to pay the notional amount
                                multiplied by 12 month LIBOR adjusted by a
                                specified spread.
                                                                                      --------
                                                                                      $530,311
                                                                                      ========

GMO Emerging Markets Fund
(A Series of GMO Trust)

Federal Tax Information - (Unaudited)
February 28, 1999
--------------------------------------------------------------------------------

At February 28, 1999, the Fund had a capital loss carryforward available to offset future capital gains, if any, of the following amounts:

                  Year of Expiration               Amount
                  ------------------               ------
                        2007                    $252,511,867

The Fund has elected to defer to March 1, 1999 post-October capital losses of $98,650,874 and foreign currency losses of $2,029,395.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

GMO Emerging Markets Fund
(A Series of GMO Trust)

Portfolio Managers

Mr. R. Jeremy Grantham and Mr. Arjun Divecha are primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Grantham has been with GMO since its founding in 1977. Mr. Divecha is the principal of Dancing Elephant Ltd., which serves as consultant to the Fund. Dancing Elephant Ltd. has an exclusive consulting management agreement with GMO.

Management Discussion and Analysis of Fund Performance

The Class III shares of the GMO Emerging Markets Fund returned -31.0% for the fiscal year ended February 28, 1999. The Fund's benchmark, the IFC Investable Composite, returned -24.8% during the same period. Consistent with the Fund's investment objectives and policies, the Fund was invested substantially in equity securities throughout the period.

It was a very difficult year for emerging markets, with the Asia crisis, which began in 1997, spilling over to Russia in mid 1998 and Brazil in early 1999. There were huge divergences in market returns, ranging from Greece being up 135% (in US$) to Russia losing 72% (in US$) of its value.

Country Allocation

We use four valuation models to evaluate the attractiveness of countries. While the momentum, reversal and macroeconomic models outperformed the benchmark, the value model was hard hit. Given that value forms the largest part of our process, this hurt relative performance.

We started the year moderately overweight in Asia and gradually increased our weighting to a large overweight. In the first half of the year this hurt performance as the Asian markets continued their decline. However, during the second half, the Asian markets rebounded strongly, vindicating our overweight stance.

While we had reduced our weight in Russia by June, we still had a large overweight and this had a large impact on performance. In addition, Portugal and Greece (both of which were extremely underweight going into the year) continued their bull runs as European convergence became a major theme.

Within Country Stock Selection

Stock selection hurt performance, particularly in Latin America as there was a flight to quality, causing cheap stocks to underperform. On the other hand, our focus on software companies in India paid off handsomely.

Outlook

Following steep declines over the past two years, emerging markets have fallen to extremely cheap levels both in absolute terms and relative to international developed markets. When compared to developed markets, emerging markets look favorable, as valuations are as low as we have ever seen them. Although it is possible that emerging equities will not recover all their losses, we expect they will outperform the developed markets over the next decade by a wide margin (150%+).

The difficult global environment and harsh local conditions have forced emerging countries to make and implement hard decisions, all of which benefit minority foreign investors. Companies have begun to focus on core competencies - reducing debt levels, selling assets and taking a greater interest in minority shareholders. With the prominent exception of a few countries, these major structural changes are having a large impact on most emerging markets in much the same way the corporate restructuring movement benefited U.S. and European economies over the last decade.

The Asian crisis seems to have abated and we foresee the economies hitting bottom during the third or fourth quarters of 1999. The widespread restructuring that has begun in Asia is our main reason for optimism. Korea has progressed the most, while neighboring Asian countries have responded more slowly with the rate of change accelerating since January. In addition, we are starting to see the positive effects of the currency devaluation and, most encouraging, the absence of widely anticipated higher inflation. Currency stabilization has allowed countries to lower interest rates, to the point where short-term money rates are now at 4% in Thailand and 7% in Korea. Overall, we see the Asian economies getting back to trend growth over the next two to three years.

We continue to be very positive about Korea, one of the few emerging countries that has succeeded in creating global brands (e.g., Samsung, Hyundai and Daewoo). Thailand is also attractive, though reform is progressing at a slower pace. Indonesia remains in transition, with political and economic uncertainty unlikely to be resolved until the elections in early June. Taiwan remains an overvalued market, and is subject to anticipated volatility exported from the U.S. high tech sector. Chinese exports have been falling and the government has been inflating economic statistics to achieve the 8% growth they forecasted. We remain underweight in Taiwan and China, which we believe to be overvalued markets, and are modestly overweight in India and Pakistan.

Prospects for Latin America will be tied to developments in Brazil, a country that is an enigma for value investors. While the market is extremely cheap and long-term prospects look attractive, the macroeconomic picture is fraught with perils. We are inclined to take the long view and allow the cheapness to take us to a moderate overweight slowly. Chile is the most efficiently managed economy in Latin America, but has been hit hard by the drop in commodity prices. With cheap valuations and positive reforms we remain overweight. Though Mexico has been making a smooth transition to multi-party democracy, it has had little impact on the market. Uncompleted banking reforms in the aftermath of the 1995 crisis make it vulnerable to spillovers from Brazil, and with 95% of their exports directed to the U.S., are extremely vulnerable to a slowdown in the U.S. economy. We currently hold a significant underweight position in Mexico. Our hope is that the devaluation in Brazil is the last of the fallout from the crisis in Asia. We think it unlikely that China/Hong Kong will be forced to devalue, but if this were to happen we could see further Asian currency weakness.

During most of 1998, we were underweight the majority of the European markets, which are very expensive. We continue to be extremely negative on the regions with the exception of Poland, which, with falling inflation and robust economic growth, remains the best candidate for continuing recovery. We continue to maintain a modest position in Russia. As interest rates rise in South Africa, economic recovery is stifled. We have been reducing our overweight there, increasing weights in countries where valuations are more attractive.

Overall, we are heavily overweight Asia, underweight Mediterranean and close to neutral on Latin America.

The views expressed here are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC Management. They are not meant as investment advice.

--------------------------------------------------------------------------------

            Comparison of Change in Value of a $10,000 Investment in GMO Emerging Markets Fund Class III Shares and the IFC Investable Composite
                            As of February 28, 1999

--------------------------------------------------------------------------------
                          Average Annual Total Return
--------------------------------------------------------------------------------
                                                                    Since
              1 Year                    5 Year                    Inception
--------------------------------------------------------------------------------
Class                                                              12/9/93
 III          -32.3%                     -8.6%                       -4.8%
--------------------------------------------------------------------------------
Class                                                               1/9/98
 IV           -32.4%                      n/a                       -22.4%
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

      Date             GMO Emerging Markets Fund        IFC Investable Composite
                           Class III Shares
      ----             -------------------------        ------------------------
     1/31/93
    12/09/93                      9,840                           10,000
    12/31/93                     10,838                           11,127
     3/31/94                     10,946                            9,812
     6/30/94                     10,837                            9,500
     9/30/94                     13,125                           11,776
    12/31/94                     11,519                            9,792
     3/31/95                      9,601                            8,352
     6/30/95                     10,722                            9,082
     9/30/95                     10,808                            9,051
    12/31/95                     10,071                            8,967
     3/31/96                     11,012                            9,642
     6/30/96                     11,790                           10,060
     9/30/96                     11,234                            9,834
    12/31/96                     11,243                            9,809
     3/31/97                     12,466                           10,743
     6/30/97                     14,041                           11,392
     9/30/97                     14,393                           10,364
    12/31/97                     11,232                            8,363
     3/31/98                     11,727                            8,950
     6/30/98                      8,415                            7,051
     9/30/98                      6,692                            5,520
    12/31/98                      7,988                            6,521
     2/28/99                      7,747                            6,478

Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on reinvested distributions. Each performance figure assumes purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of 160 bp on the purchase and 40 bp on the redemption. Transaction fees are paid to the Fund to cover trading costs. Performance for Class IV shares may be different due to lower shareholder service fees. Past performance is not indicative of future performance. Information is unaudited.

--------------------------------------------------------------------------------

GMO International Small Companies Fund
(A Series of GMO Trust)
Annual Report
February 28, 1999

                        Report of Independent Accountants

To the Trustees of GMO Trust and the Shareholders of GMO International Small Companies Fund (A Series of GMO Trust)

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO International Small Companies Fund at February 28, 1999 and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 22, 1999

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
February 28, 1999

Shares      Description                                             Value ($)
--------------------------------------------------------------------------------

            COMMON STOCKS - 96.0%
            Austria - 2.4%
      747   Allgemeine Baugesellschaft AG                                82,002
   18,523   Austrian Airlines                                           610,009
    1,721   Bau Holdings AG                                              65,651
   15,810   Boehler Uddeholm (Bearer)                                   757,738
    6,789   Brau Union AG                                               353,254
    2,070   BWT AG                                                      432,881
    3,089   Interunfall Versicherung AG                                 430,651
    1,203   Oesterreichische Brau Beteiligungs AG                        57,327
    8,646   Oesterreichische Laenderbank AG                             465,066
   12,238   Radex-Heraklith AG                                          338,140
    3,175   Universale Bau AG                                            99,089
      226   Wiener Allianz Versicherungs AG                              31,384
    2,510   Wolford AG                                                  130,604
                                                                   -------------
                                                                      3,853,796
                                                                   -------------
            Canada - 4.9%
   24,990   Air Canada Inc *                                            100,986
    9,750   Alberta Energy Ltd                                          208,952
   19,590   Anderson Exploration Ltd *                                  158,329
   16,690   BCE Mobile Communications *                                 475,436
    9,508   BCT Telus Communications Inc                                263,919
    3,169   BCT Telus Communications Inc Class A (Non Voting)            82,715
   16,690   CAE Industries Inc                                           95,640
   11,480   Cameco Corp                                                 244,506
   11,580   Canadian Natural Resources *                                159,949
   12,740   Canadian Tire Corp Ltd Class A                              324,091
    8,200   Cominco Ltd                                                 112,719
   20,460   Cott Corp                                                    65,738
   14,860   Dofasco Inc                                                 187,042
   28,180   Domtar Inc                                                  168,016
   16,400   Donohue Inc Class A                                         332,454
   58,000   Echo Bay Mines Ltd *                                        104,896
    3,860   Enbridge Inc                                                181,557
    8,110   International Comfort Products Corp *                        48,354
   18,960   Ipsco Inc                                                   320,920
    8,680   Loewen Group Inc                                             16,388
   14,570   Mackenzie Financial Corp                                    172,774
   21,910   Macmillan Bloedel Ltd                                       219,173
   24,410   Methanex Corp *                                             104,302
   17,270   Mitel Corp *                                                121,845
   10,710   Molson Co Ltd Class A                                       152,544


              See accompanying notes to the financial statements.              1

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

Shares      Description                                             Value ($)
--------------------------------------------------------------------------------

            Canada- continued
    2,100   Molson Co Ltd Class B                                        29,632
   13,900   Moore Corporation Ltd                                       145,952
   27,210   National Bank of Canada Montreal                            378,543
   28,200   Nexfor Inc                                                  109,288
   14,200   NS Power Holdings Inc                                       171,209
   99,820   Numac Energy Inc *                                          145,481
   17,180   Power Corp of Canada Ltd                                    336,885
    5,110   Quebecor Inc Class B                                        111,712
   16,846   Ranger Oil Ltd *                                             47,095
    9,360   Rio Algom Ltd                                                97,351
    6,470   Rogers Communications Class B *                             102,011
   10,520   Sears Canada Inc                                            149,838
    5,736   Sobeys Inc                                                   75,999
   21,330   Stelco Inc Class A                                          117,283
    7,330   Suncor Energy Inc                                           214,389
    9,070   Torstar Corp Class B                                         95,537
   18,140   Transalta Corp                                              293,821
      200   TVA Group Inc Class B *                                       2,252
   42,070   TVX Gold Inc *                                               55,462
    5,980   United Dominion Industries Ltd                              115,480
   15,250   Westcoast Energy Inc                                        299,039
    6,080   Weston (George) Ltd                                         245,697
                                                                   -------------
                                                                      7,763,201
                                                                   -------------
            Denmark - 0.0%
      800   Hafnia Holdings (Registered) Class A (c) *                        1
                                                                   -------------

            Finland - 0.8%
    3,000   Asko OY                                                      45,447
    1,200   Finnilines                                                   36,357
    1,300   Huhtamaki OY Class I                                         43,369
      900   Instrumentarum OY Class B                                    26,675
    6,000   Kemira OY                                                    36,226
    4,200   Kesko OY                                                     59,661
      250   Kone Corp Class B                                            28,404
    3,400   Metra AB Class B                                             63,450
    3,000   Orion-Yhtyma OY Class B                                      61,551
    4,000   Outokumpu Class A                                            35,084
    2,500   Pohjola Group Insurance Class B                             137,219
   15,400   Raisio Group Plc Class V                                     94,670
    4,200   Rauma OY                                                     48,411
    8,310   Rautaruukki OY                                               51,997


2             See accompanying notes to the financial statements.

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

Shares      Description                                             Value ($)
--------------------------------------------------------------------------------

            Finland - continued
    3,200   Sampo Insurance Co Ltd Class A                              105,735
    2,000   Stockmann AB Class B                                         34,140
    5,800   Tieto Corp                                                  232,394
    4,800   Valmet OY                                                    50,057
                                                                   -------------
                                                                      1,190,847
                                                                   -------------
            France - 9.1%
    7,620   BIC SA                                                      393,148
    3,670   Castorama Dubois Investment                                 773,519
    6,750   Club Mediterranee SA *                                      645,395
   15,630   Compagnie Generale d'Industrie et de Participations         848,455
    3,280   Compagnie Parisienne de Reescompte                          130,739
    4,880   Credit Commercial de France                                 420,526
   39,030   Credit Lyonnais *                                         1,714,236
    2,020   Eridania Beghin-Say SA                                      292,704
    2,230   Essilor International                                       851,898
    3,980   Gaz Et Eaux                                                 175,854
      730   Groupe Andre                                                 83,341
    2,530   Hermes International                                        186,218
    4,330   Imetal                                                      513,352
   11,190   Moulinex *                                                  132,665
    1,150   Pathe SA                                                    301,717
    9,660   Pechiney SA Class A                                         319,188
    5,630   Pernod Ricard                                               333,120
    2,800   Primagaz                                                    224,380
      269   Sagem Applic Gen D Electric                                 155,325
    2,210   Seb SA                                                      145,562
   18,140   Seita                                                     1,075,312
    3,550   Simco Union Habit (Registered)                              316,048
      799   Societe Eurafrance                                          396,012
    5,140   Sodexho Alliance                                            841,851
    4,650   Synthelabo                                                1,077,057
    5,140   Technip SA                                                  462,680
    5,560   TV Francaise                                                994,869
    1,749   Unibail (Bearer)                                            215,036
   25,770   Usinor Sacilor                                              316,271
                                                                   -------------
                                                                     14,336,478
                                                                   -------------
            Germany - 8.2%
    6,080   Adidas Salomon AG                                           582,001
    4,290   Altana AG                                                   274,084
    1,210   Ava Allgemeine Handelsgesellschaft der Verbraucher
            AG *                                                        458,521
    6,950   Axa Colonia Konzern AG                                      617,978


              See accompanying notes to the financial statements.              3

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

Shares      Description                                             Value ($)
--------------------------------------------------------------------------------

            Germany- continued
      290   Axel Springer Verlag AG                                     318,348
   22,870   Bankgesellschaft Berlin AG                                  347,712
    6,170   Beiersdorf AG (Bearer)                                      457,185
   30,070   Berliner Kraft & Licht AG Class A                           655,235
   23,550   BHF Bank AG                                                 893,187
    5,450   Bilfinger & Berger                                          102,305
      960   Buderus AG                                                  334,067
   22,580   Continental AG                                              562,669
      857   DBV-Winterthur Holding AG                                   319,862
   12,500   Degussa-Huels AG *                                          433,611
    4,290   Douglas Holdings AG                                         204,386
    9,790   FAG Kugelfischer                                             82,214
    4,200   Friedrich Krupp AG                                          617,814
    7,910   Gehe AG                                                     442,843
    1,740   Hamburgische Electricitaets-Werke AG                         43,932
    7,045   Heidelberg Port-Zement                                      479,486
    6,000   Henkel KGAA (Bearer)                                        449,858
    4,730   Hochtief AG                                                 156,290
      630   Holzmann (Philipp) *                                         81,261
   14,470   IWKA AG                                                     282,743
      870   Karstadt AG                                                 328,057
    9,790   Lahmeyer AG                                                 499,949
      180   Linde AG                                                    101,169
    1,740   MAN AG                                                      474,465
   12,830   Metallgesellschaft                                          236,613
      940   Preussag AG                                                 455,061
    1,470   Schering AG                                                 188,963
      770   Schmalbach-Lubeca                                            93,825
    3,520   Schwarz Pharma AG                                           194,363
    2,220   SGL Carbon AG                                               104,791
   13,610   SKW Trostberg AG                                            307,025
      720   Suedzucker AG                                               290,860
    7,720   Vereins Und Westbank                                        228,815
      340   Wella AG                                                    205,279
                                                                   -------------
                                                                     12,906,827
                                                                   -------------
            Hong Kong - 1.5%
    1,000   Asia Financial Holdings                                         142
   18,000   Asia Satellite Telecom                                       29,041
  131,000   Associated International Hotels                              38,043
  188,000   Chinese Estates Holdings Ltd                                 28,633
   66,000   Cross Harbour Tunnel Co Ltd                                  41,954


4             See accompanying notes to the financial statements.

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

Shares      Description                                             Value ($)
--------------------------------------------------------------------------------

            Hong Kong- continued
   48,400   Dah Sing Financial Services                                  94,017
      666   Dickson Concept International Ltd                               516
    6,000   Grand Hotel Holdings Ltd Class A                                829
   59,000   Great Eagle Holdings Ltd                                     54,448
  572,000   Guangdong Investment Ltd                                     98,929
   40,000   Guoco Group                                                  61,953
  108,000   Hang Lung Development Co Ltd                                103,850
  135,000   Henderson Investment Ltd                                     76,232
  134,400   HKR International Ltd                                        83,265
   85,500   Hong Kong Aircraft Engineering Co Ltd                       140,702
   54,000   Hong Kong & Shanghai Hotels                                  37,379
  138,000   Hopewell Holdings Ltd                                        60,560
   96,000   Hysan Development Co Ltd                                    115,233
   13,000   IMC Holdings                                                    906
  100,000   Kumagai Gumi Ltd                                             35,494
  434,000   Lai Sun Garment International Ltd                            25,207
1,076,000   Lippo China Resources                                        41,664
      200   Mingly Corp                                                      28
      500   New Asia Realty & Trust Class A                                 413
   94,000   New World Infrastructure *                                  103,733
   27,100   Realty Development Corp Ltd Class A                          28,682
  300,000   Regal Hotels International Ltd                               31,751
   66,000   Shangri La Asia                                              47,278
  840,000   South China Morning Post Ltd                                360,492
   24,000   Television Broadcasting Ltd                                  71,401
  664,000   Top Glory International Holdings                             57,421
  298,101   Tsim Sha Tsui Properties Ltd                                284,721
   14,000   Varitronix International                                     24,756
  108,000   Wheelock and Co Ltd                                          66,561
  147,000   Wing On Co *                                                 39,844
   18,000   Wing On International Holdings Ltd                           12,081
  125,500   Winsor Properties Holdings Ltd                               30,615
   23,000   Yue Yuen Industrial Holdings                                 32,952
                                                                   -------------
                                                                      2,361,726
                                                                   -------------
            Italy - 2.2%
  716,220   Bca Naz Agricol Di Risp (Non-Cv)                            650,999
  303,490   Finmeccanica SPA (Non Convertible) *                        261,528
  102,000   Fornara SPA (c) *                                             4,164
  213,400   Grassetto SPA (c) *                                               1
    3,500   Recordati Industria Chimica e Farmaceutica SPA               33,619
   51,140   Recordati Industria Chimica e Farmaceutica SPA
            (Non Convertible)                                           257,116


              See accompanying notes to the financial statements.              5

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

Shares      Description                                             Value ($)
--------------------------------------------------------------------------------

            Italy - continued
   69,713   Reno de Medici SPA *                                        172,952
   45,350   Rinascente                                                  201,123
  308,800   Snia BPD SPA (Non Convertible)                              311,866
  339,464   Unicem Di Risp                                            1,546,483
                                                                   -------------
                                                                      3,439,851
                                                                   -------------
            Japan - 22.4%
    6,000   Alps Electric Co Ltd                                        104,172
   89,000   Amada Co Ltd                                                438,062
   23,000   Amano Corp                                                  183,186
  221,000   Aoki Corp *                                                  89,406
    9,000   Aoki International                                           41,719
   20,800   Aoyama Trading                                              560,978
   83,000   Atsugi Nylon Industrial                                      62,958
   13,000   Bandai Co                                                   136,410
   46,000   Canon Sales Co Inc                                          664,897
    2,000   Chudenko Corp                                                37,927
   20,000   Chugai Pharmaceutical Co Ltd                                191,319
   96,000   Citizen Watch Co                                            649,709
  202,000   Cosmo Oil Co Ltd                                            286,018
   23,700   CSK Corp                                                    669,153
   43,000   Daicel Chemical Industries Ltd                              114,159
   90,000   Daido Steel Co Ltd                                          121,365
   17,000   Dainippon Pharmaceutical Co Ltd                              69,347
   22,000   Daio Paper Corp                                              90,670
   46,900   Daito Trust Construction Co Ltd                             405,558
   94,000   Denki Kagaku Kogyo                                          141,812
    3,000   Denny's Japan Co Ltd                                         69,785
   39,000   Ezaki Glico Co Ltd                                          229,760
  109,000   Fuji Heavy Industries Ltd                                   638,475
   74,000   Fujisawa Pharmaceutical Co Ltd                              950,493
   23,000   Fujitec Co                                                  161,863
   21,000   Fujiya Co Ltd *                                              40,885
   61,000   Fukuyama Transporting Co Ltd                                237,008
   45,000   Furukawa Co Ltd                                              60,303
  111,000   Gakken Co Ltd                                               117,876
   89,000   General Sekiyu (KK)                                         288,791
    6,000   Godo Shusei Co Ltd                                           14,109
   44,000   Hankyu Department Stores Inc                                271,083
  174,000   Hanwa Co Ltd                                                139,317
  165,000   Haseko Corp *                                                69,532
      600   Hitachi Ltd                                                   3,793


6             See accompanying notes to the financial statements.

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

Shares      Description                                             Value ($)
--------------------------------------------------------------------------------

            Japan - continued
   30,000   Hitachi Maxell Ltd                                          504,425
   96,000   Hitachi Metals Ltd                                          271,858
   27,000   Hokuetsu Paper Mills                                        117,193
   15,000   House Foods Corp                                            220,480
   25,000   Hyogo Bank Ltd (c) *                                              2
   66,000   INAX Corp                                                   423,869
   35,000   Intec Inc                                                   362,832
   12,000   Itoham Foods Inc                                             49,153
   28,000   Izumiya Co Ltd                                              250,147
   22,000   Japan Airport Terminal Co Ltd                               132,389
   64,000   Japan Steel Works Ltd *                                      71,740
   99,000   Japan Synthetic Rubber Co Ltd                               463,085
   46,000   JGC Corp                                                     93,047
   33,000   Joshin Denki Co Ltd                                          90,114
   25,000   Kamigumi Co Ltd                                             109,987
   34,000   Kandenko Co                                                 221,222
   91,000   Kaneka Corp                                                 674,926
   10,000   Katokichi Co Ltd                                            135,272
  155,000   Keihin Electric Express Railway Co Ltd                      476,823
  214,000   Keio Teito Electric Railway Co Ltd                          892,794
   20,000   Kikkoman Corp                                               124,062
   14,000   Kissei Pharmaceutical Co Ltd                                237,758
   34,000   Kokusai Kogyo Co Ltd                                        140,700
    5,000   Kokuyo Co Ltd                                                74,378
   22,000   Komori Corp                                                 396,797
   48,000   Koyo Seiko Co Ltd                                           256,890
  108,000   Kurabo Industries Ltd                                       111,960
   64,000   Kuraray Co                                                  629,482
  207,000   Kureha Chemical Industry Co Ltd                             532,111
   10,000   Kyowa Exeo Corp                                              58,576
    6,000   Kyudenko Corp                                                35,499
   69,000   Lion Corp                                                   270,999
      100   Mabuchi Motor Co                                              6,726
   55,000   Maeda Corp                                                  151,117
   35,000   Maeda Road Construction                                     206,490
   51,000   Makino Milling Machine Co Ltd                               278,963
   45,000   Makita Corp                                                 431,226
   25,000   Matsushita Refrigeration Co                                  88,496
   51,000   Mitsubishi Belting                                          126,802
  152,000   Mitsubishi Gas Chemical Co Inc                              394,572
      200   Mitsubishi Kasei Corp                                           489


              See accompanying notes to the financial statements.              7

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

Shares      Description                                             Value ($)
--------------------------------------------------------------------------------

            Japan - continued
   76,000   Mitsubishi Oil Co Ltd *                                     137,075
   27,000   Mori Seiki Co Ltd                                           273,300
   12,000   Nagase & Co                                                  45,714
   50,000   Nagoya Railroad Co Ltd                                      168,984
   34,000   Nankai Electric Railway Co Ltd                              159,612
   22,000   NGK Spark Plug Co                                           241,972
   10,000   NHK Spring Co Ltd                                            38,264
   23,000   Nichicon Corp                                               278,171
   72,000   Nichiei Co Ltd                                               66,751
    3,000   Nihon Unisys Ltd                                             41,972
  101,000   Nippon Chemi-Con Corp                                       340,497
   33,000   Nippon Hodo Co                                              153,527
   54,000   Nippon Meat Packers Inc                                     733,198
   23,000   Nippon Paint Co                                              39,933
  117,000   Nippon Sheet Glass Co Ltd                                   349,077
   22,000   Nippon Shokubai Corp                                        114,960
   54,000   Nippon Suisan Kaisha Ltd *                                   57,800
   46,000   Nissan Fire & Marine Insurance Co Ltd                       131,429
   31,000   Nisshin Oil Mills Ltd                                        75,508
  259,000   Nisshin Steel Co Ltd                                        233,569
   41,000   Nisshinbo Industries Inc                                    136,494
   59,000   Nissho Iwai Corp                                             40,775
   55,000   Nitto Boseki Co Ltd                                         117,278
   50,000   Nitto Denko Corp                                            748,420
   31,000   NSK Ltd                                                     140,826
   35,000   Okamoto Industries Inc                                       77,876
   53,000   Olympus Optical Co Ltd                                      576,233
  255,600   Onoda Cement Co Ltd                                         678,584
   51,000   Onward Kashiyama Co Ltd                                     563,085
    2,000   Oyo Corp                                                     30,021
   22,000   Q.P. Corp                                                   156,123
  273,000   Renown Inc *                                                149,558
    5,000   Rinnai Corp                                                  93,131
   45,000   Royal Co Ltd                                                617,067
    5,000   Ryosan Co                                                    84,282
   20,000   Sanden Corp                                                 150,358
   69,000   Sankyo Aluminum Industry Co Ltd *                            58,154
   29,000   Sanrio Co Ltd *                                             452,170
  145,000   Sanyo Securities Co Ltd *                                     1,222
   47,000   Seino Transportation Co Ltd                                 249,558
    6,000   Shimachu Co                                                 113,274


8             See accompanying notes to the financial statements.

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

Shares      Description                                             Value ($)
--------------------------------------------------------------------------------

            Japan - continued
  118,000   Shionogi and Co Ltd                                         913,965
  325,000   Showa Denko                                                 273,915
   33,000   Showa Electric Wire & Cable                                  45,891
  124,000   Showa Shell Sekiyu                                          652,137
    5,000   Skylark Co Ltd                                               89,338
   61,000   Stanley Electric Co Ltd                                     196,393
   59,000   Sumitomo Bakelite Co Ltd                                    397,809
   35,000   Taiyo Yuden Co Ltd                                          369,027
   27,895   Takara Standard Co                                          197,722
   63,000   Tanabe Seiyaku Co Ltd                                       324,425
   69,000   Teikoku Oil Co Ltd                                          183,186
   53,000   Tobu Railway Co Ltd                                         152,322
   95,000   Toda Corp                                                   452,381
      800   Toho Co Ltd                                                  97,699
   52,000   Tokai Carbon Co Ltd                                         100,362
   42,000   Tokuyama Corp                                               140,885
   14,000   Tokyo Broadcasting System Inc                               152,212
  107,000   Tokyo Construction Co Ltd *                                  66,734
   76,000   Tokyo Electric Co Ltd                                       287,602
   88,000   Tokyo Ink Manufacturing Co Ltd                              178,744
   38,000   Tokyo Rope Manufacturing Co Ltd                              47,080
   30,000   Tokyo Style Co Ltd                                          311,504
   24,000   Toshiba Tungaloy Co Ltd                                      65,740
   17,000   Toyo Engineering Corp                                        17,337
   10,000   Toyo Suisan Kaisha                                           79,140
   36,000   Tsubakimoto Chain                                            75,853
  162,000   Victor Co of Japan Ltd                                    1,069,077
   49,000   Wacoal Corp                                                 516,637
   10,000   Yamatake Honeywell                                           87,906
   62,000   Yodogawa Steel Works                                        222,082
   18,000   Yokogawa Electric Corp                                       85,411
   89,000   Yokohama Rubber Co                                          251,285
                                                                   -------------
                                                                     35,484,952
                                                                   -------------
            Malaysia - 1.6%
   23,000   Aluminum Co of Malaysia                                       5,811
   17,000   Ayer Hitam Tin Dredging *                                     3,713
   33,000   Carlsberg Brew Malaysia                                      88,579
   52,000   Cement Industries of Malaysia Berhad                         26,411
   13,000   DMIB Berhad                                                   3,524
   44,000   Edaran Otomobil Berhad                                       67,737
   42,000   Esso Berhad *                                                30,947


              See accompanying notes to the financial statements.              9

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

Shares      Description                                             Value ($)
--------------------------------------------------------------------------------

            Malaysia - continued
   31,000   Faber Group Berhad *                                          3,345
   56,000   Golden Plus Holdings *                                       16,063
  183,000   Guinness Anchor Berhad                                      178,184
   36,000   Highlands and Lowlands Berhad                                21,695
   53,000   Hong Leong Industries Berhad                                 37,239
  208,000   IJM Corp Berhad Class A                                     117,137
  132,000   Innovest Berhad *                                            23,621
  308,000   IOI Corporation Berhad                                      167,779
   73,000   Johan Holdings Berhad                                        11,814
   53,000   Kedah Cement Berhad                                          31,103
  123,000   Kemayan Corporation Berhad                                   10,358
   70,000   Kian Joo Can Factory                                         96,711
  133,000   Malayan Cement Berhad                                        42,700
  128,000   Malayan United Industries Berhad                             20,884
   23,000   Malayawata Steel                                              5,508
  129,000   Malaysia Mining Berhad                                       61,784
   11,000   Malaysian Airline Systems                                     4,950
   66,000   Malaysian Mosaics                                            22,058
    3,000   Malaysian Oxygen Berhad                                       5,684
   72,000   Malaysian Pacific Industries                                111,789
   99,000   Malaysian Plantations *                                      22,145
    4,200   Matsushita Electric Co Berhad                                13,153
  503,000   Metroplex Berhad                                             76,774
  636,000   Mulpha International                                         93,726
  369,000   Multi Purpose Holdings *                                    132,063
  420,000   Naluri Berhad                                                67,421
   53,000   New Straits Times                                            44,632
   62,000   Oriental Holdings Berhad                                    101,974
   28,000   OYL Industries Berhad                                        56,368
   16,000   Palmco Holdings Berhad                                        4,589
   40,000   Pan Malaysia Cement                                           9,684
  146,000   Pernas International Hotel & Property                        34,195
   22,000   Perusahaan Otomobil Nasional Berhad                          30,684
  103,000   Petronas Dagangan Berhad                                    109,505
  357,000   Promet Berhad *                                              27,245
  312,000   Rekapacific Berhad *                                         37,768
   94,000   RJ Reynolds Berhad                                           96,968
   23,000   Sarawak Enterprises Corp                                      8,897
    8,000   Sime Darby                                                    2,055
    9,000   Sistem Television Malaysia                                    2,439
  246,000   Sungei Way Holdings *                                        68,621


10            See accompanying notes to the financial statements.

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

Shares      Description                                             Value ($)
--------------------------------------------------------------------------------

            Malaysia - continued
  882,000   Tan Chong International Ltd                                  84,241
  294,000   Tan Chong Motor Holdings Berhad                              84,332
   90,000   Technology Resources Industries                              41,447
   28,000   Tractors Holdings Berhad                                     10,832
   73,000   UMW Holdings Berhad                                          75,689
   32,000   United Engineers *                                           21,053
                                                                   -------------
                                                                      2,575,628
                                                                   -------------
            Norway - 0.0%
        1   SAS Norge ASA Class B                                             8
                                                                   -------------

            Singapore - 1.2%
  141,000   Asia Food & Properties Ltd *                                 25,380
1,755,000   Chuan Hup Holdings Ltd                                      621,690
   15,000   Cycle & Carriage Ltd                                         54,878
   30,000   Datacraft Asia Ltd                                           60,000
   16,000   Elec & Eltek International Co Ltd                            87,200
   30,000   Fraser & Neave                                              101,916
   70,000   Hotel Properties Ltd                                         30,488
    7,000   Jurong Shipyard                                              26,423
   22,000   Keppel Fels Ltd                                              38,839
  102,000   Keppel Land Ltd                                             104,843
   65,000   Natsteel Electronics                                        181,185
   62,000   Natsteel Ltd                                                 58,688
   41,000   Parkway Holdings Ltd                                         71,905
   56,000   Prima Ltd                                                    93,659
    5,000   Rothmans Industries Ltd                                      29,326
   28,000   Singapore Land Ltd                                           55,285
   77,000   United Industrial Corp Ltd                                   31,748
   31,000   Venture Manufacturing                                       130,517
   67,000   Want Want Holdings                                           74,370
  146,000   Wing Tai Holdings                                            86,481
                                                                   -------------
                                                                      1,964,821
                                                                   -------------
            Sweden - 6.4%
   13,900   AGA AB Class A                                              182,806
   14,570   AGA AB Class B                                              190,730
   10,330   Atlas Copco AB                                              254,728
    6,370   Atlas Copco AB Class B                                      155,527
   31,650   Avesta Sheffield AB                                         116,394
   16,622   Celsius Industrier AB Class B                               259,086
   20,170   Enator AB                                                   573,514
   19,270   Gambro AB Class A                                           153,700


              See accompanying notes to the financial statements.             11

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

Shares      Description                                             Value ($)
--------------------------------------------------------------------------------

            Sweden - continued
   11,160   Gambro AB Class B                                            89,014
   34,034   Indstrivarden AB Class A                                    497,331
   16,210   Kinnevik Investment Class B                                 335,570
   25,670   Mo Och Domsjo AB Class B                                    670,508
    2,100   Modern Times Group AB *                                      34,011
    6,370   Sandivik AB Class B                                         121,784
   13,700   Scancem AB Class A                                          475,463
    9,260   Scania AB Class A                                           236,800
    7,910   Scania AB Class B                                           205,167
   37,830   Securitas AB Class B                                        624,204
   38,790   Skandia Forsakrings AB                                      710,898
   11,770   SKF AB Class B                                              161,959
   17,370   Ssab Swedish Steel Class A                                  182,965
  233,084   Stena Line AB Class B                                       234,163
    9,937   Svedala Industries                                          154,887
   29,140   Svenska Handelsbanken Class B                               894,213
   13,535   Svenska Kullagerfabriken AB                                 178,829
   51,380   Sydkraft AB Class A                                       1,363,960
   40,488   Sydkraft AB Class C                                         808,577
    8,398   Tryggtia Compulsory Acq Shs *                               249,527
                                                                   -------------
                                                                     10,116,315
                                                                   -------------
            Switzerland - 3.3%
      580   Adecco SA (Bearer)                                          304,199
       80   Ares-Serono SA Class B (Bearer)                             131,949
      260   Ascom Holding AG (Registered)                                66,388
      200   Baloise Holdings                                            173,217
      130   Banca del Gottardo                                          123,357
      270   Banque Cantonale Vaudoise (Bearer)                           81,239
    1,900   BK Vision AG (Bearer) *                                     355,336
       60   Bobst AG (Registered)                                        33,125
       40   Bobst SA (Bearer)                                            44,719
    1,250   Clariant Namen AG                                           594,355
       50   Ems-Chemie Holding AG (Bearer) *                            255,340
      190   Forbo Holdings AG (Registered)                               77,361
      210   Helvetia Patria Holding                                     165,936
      300   Hero Lenzburg AG (Registered)                                38,508
      280   Hilti AG (Participating Certificate)                        180,670
      180   Intershop Holdings AG (Bearer)                              115,400
       60   Jelmoli (Bearer)                                             52,586
      190   Jelmoli (Registered)                                         33,305
       40   Julius Baer Holdings (Bearer)                               121,486


12            See accompanying notes to the financial statements.

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

Shares      Description                                             Value ($)
--------------------------------------------------------------------------------

            Switzerland - continued
       45   Kuoni Reisen Holdings AG (Registered)                       183,223
       50   Motor-Columbus (Bearer)                                      96,615
      140   Movenpick Holdings (Bearer)                                  76,906
    1,540   Oerlikon-Buhrle (Registered)                                183,593
       90   Pargesa Holdings SA (Bearer)                                125,462
      190   Pharma Vision *                                             133,349
      300   Rieter Holdings AG (Registered)                             175,563
    1,340   Sairgroup Zuerich (Registered)                              288,520
      190   Saurer Group Holdings (Registered) *                         87,851
       60   Schindler-Holding AG (Participant Certificates)              97,305
      100   Schindler-Holding AG (Registered)                           171,837
      170   Schweizerische Industrie-Gesellschaft Holding AG
            (Registered)                                                 88,810
      320   Sika Finanz AG (Bearer)                                      82,371
       90   Societe Generale de Surveillance Holding SA
            (Registered)                                                 18,012
      370   Sulzer Gebrueder AG (Registered)                            218,315
       80   Vontobel Holding AG Class B                                 129,740
       60   Zellweger Luwa AG (Bearer)                                   35,775
                                                                   -------------
                                                                      5,141,723
                                                                   -------------
            United Kingdom - 32.0%
  140,600   AMEC                                                        415,570
   38,366   Amstrad Plc                                                  30,731
    8,060   Anglian Water Plc                                            94,388
   56,125   Arcadia Group                                               181,623
  113,680   Arjo Wiggins Appleton Plc                                   220,815
  481,170   ASDA Group                                                1,200,574
  163,660   Associated British Ports                                    705,273
  111,540   Barratt Development                                         466,373
  124,200   Beazer Holmes Plc                                           334,267
   87,052   Berisford International                                     290,071
  217,900   BICC Group                                                  308,932
  138,090   Blue Circle Industries                                      688,831
   68,710   Bowthorpe Holdings                                          414,702
  131,240   BPB Industries Plc                                          504,592
  129,790   British Land Co                                           1,069,767
  198,925   Bunzl Co                                                    717,025
  204,000   Caradon Plc                                                 500,016
   23,870   Charter Plc (Registered)                                    132,501
   43,710   Christian Salvesen Plc                                       53,918
   47,908   Cobham Group Plc                                            602,477
   68,800   Cordiant Communications Group                               168,545
   77,502   Costain Group Plc *                                          22,659


              See accompanying notes to the financial statements.             13

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

Shares      Description                                             Value ($)
--------------------------------------------------------------------------------

            United Kingdom - continued
   11,281   Dawson International                                          2,801
  132,331   Debenhams Plc                                               924,295
   65,330   Delta Plc                                                   131,870
  180,450   Electrocomponents Plc                                     1,049,364
  213,574   Elementis Plc                                               251,477
  191,359   English China Clays Plc                                     731,139
   51,962   Express Dairies Plc                                          99,892
   94,374   Fairview Holdings Plc                                       142,116
   80,580   First Leisure Plc                                           273,669
   89,070   Glynwed International                                       275,392
   79,810   Great Portland Estates Plc                                  253,793
  110,990   Greenalls Group Plc                                         684,553
   35,619   Greycoat Plc                                                 90,157
  127,896   Hammerson Plc                                               813,411
  102,310   Hazlewood Foods                                             193,403
   91,670   Hepworth Plc                                                226,157
  188,738   Hillsdown Holdings Plc                                      205,604
   47,463   Hyder Plc                                                   603,724
  174,414   Inchcape                                                    419,117
  109,820   Johnson Matthey                                             804,447
  936,787   Ladbroke Group                                            4,352,123
   27,074   Laing (John)                                                110,600
    9,009   Laing (John) Class A (Non Voting)                            36,658
   46,130   Laird Group                                                 163,320
  818,817   Lasmo Plc                                                 1,574,094
   73,980   Lex Service                                                 500,137
  186,776   Lonrho Africa Plc                                           146,615
  173,646   Lonrho Plc                                                1,129,414
  124,829   Marley Plc                                                  245,971
   50,998   Meyer International                                         276,959
  260,260   MFI Furniture Group                                         137,589
  111,550   Mirror Group Plc                                            344,897
  120,430   Morgan Crucible                                             399,363
  286,460   NFC Plc                                                     702,131
   95,425   Northern Foods Plc                                          165,101
   56,262   Ocean Group Plc                                             757,106
  247,720   Pilkington                                                  248,030
  112,130   Premeir Farnell Plc                                         352,079
   89,355   Provident Financial Plc                                   1,395,680
  142,920   Racal Electronics                                           915,831
  148,911   Rexam Plc                                                   474,725


14            See accompanying notes to the financial statements.

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

Shares      Description                                             Value ($)
--------------------------------------------------------------------------------

            United Kingdom - continued
   89,988   Rexam Plc Class B *                                         139,836
  219,340   Rugby Group                                                 339,084
   90,230   Saatchi & Saatchi Plc                                       244,287
  259,600   Scottish Hydro-Electric Plc                               2,405,861
  259,097   Securicor Plc                                             2,499,780
   32,280   Selfridges Plc                                              123,076
   27,830   Severn Trent Plc                                            398,578
  352,170   Signet Group Plc *                                          228,491
   58,960   Slough Estates                                              313,587
  118,110   Smith (WH) Group Plc                                      1,031,207
   38,036   Southwest Water                                             641,022
  183,250   St James's Place Capital                                    854,279
  206,742   Storehouse Plc                                              500,113
  859,204   Tarmac                                                    1,472,796
   83,570   Tate & Lyle                                                 609,150
  653,480   Taylor Woodrow Plc                                        1,766,602
  201,870   Telewest Communications Plc *                               879,636
   94,374   Terranova Foods Plc                                         122,462
    3,600   Thames Water                                                 44,656
   49,716   Thames Water Plc                                            819,547
   56,199   Transport Development Group Plc                             209,772
   52,590   Unigate                                                     359,744
  206,610   United Biscuits Plc                                         600,745
  232,433   United Biscuits Plc Class B *                                89,366
   87,226   Viglen Technology Plc                                        43,318
   96,926   Viglen Technology Plc (Entitlement Letters)*                      -
  110,760   Wilson (Connolly) Holdings                                  223,571
  402,435   Wimpey (George)                                             851,005
  135,780   Yorkshire Water                                             996,240
                                                                   -------------
                                                                     50,536,265
                                                                   -------------
            United States - 0.0%
    2,125   Ultramar Diamond Shamrock Corp                               41,969
                                                                   -------------

            TOTAL COMMON STOCKS (Cost $171,944,665)                 151,714,408
                                                                   -------------


              See accompanying notes to the financial statements.             15

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

   Shares
Par Value ($)          Description                  Value ($)
--------------------------------------------------------------------------------

            PREFERRED STOCKS - 1.4%
            Germany - 1.4%
    4,290   Fresenius Medical Care AG (Non Voting)                      729,949
      480   Friedrich Grohe AG (Non Voting)                             120,665
    4,340   GEA AG                                                       91,950
    1,260   Henkel KGAA                                                 100,971
      720   MAN AG                                                      139,897
      290   Porsche AG (Non Voting)                                     595,310
    9,840   Volkswagen AG                                               386,707
                                                                   -------------
                                                                      2,165,449
                                                                   -------------
            United Kingdom - 0.0%
   12,618   Hyder Plc                                                    24,964
                                                                   -------------

            TOTAL PREFERRED STOCKS (Cost $2,437,870)                  2,190,413
                                                                   -------------

            RIGHTS & WARRANTS - 0.0%
            Singapore - 0.0%
    1,650   Haw Par Brothers International Ltd Warrants
            7/18/2001 *                                                     489
                                                                   -------------

            TOTAL RIGHTS & WARRANTS (Cost $3,322)                           489
                                                                   -------------

            SHORT-TERM INVESTMENTS - 5.1%
            Cash Equivalents - 2.5%
3,984,929   The Boston Global Investment Trust (b)                    3,984,929
                                                                   -------------

            U.S. Government - 2.6%
4,325,000   U. S. Treasury Bill, 4.40% due 1/06/2000 (a)              4,154,250
                                                                   -------------

            TOTAL SHORT-TERM INVESTMENTS (Cost $8,147,179)            8,139,179
                                                                   -------------

            TOTAL INVESTMENTS - 102.5%
            (Cost $182,533,036)                                     162,044,489

            Other Assets and Liabilities (net) - (2.5%)              (3,902,955)
                                                                   -------------

            TOTAL NET ASSETS - 100.0%                              $158,141,534
                                                                   =============

16            See accompanying notes to the financial statements.

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

--------------------------------------------------------------------------------

                  Notes to the Schedule of Investments

                  (a) This security is held as collateral for open futures contracts (Note 6).

                  (b) Represents investment of security lending collateral (Note 1).

                  (c)   Bankrupt issuer.

                  * Non-income producing security.


              See accompanying notes to the financial statements.             17

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

--------------------------------------------------------------------------------

                  At February 28, 1999, industry sector diversification of the Fund's equity investments was as follows:

                  Industry Sector (Unaudited)

                  Services                                 11.3%
                  Construction                             10.2
                  Consumer Goods                            7.3
                  Machinery                                 7.1
                  Retail Trade                              6.0
                  Health Care                               5.0
                  Utilities                                 4.7
                  Conglomerates                             4.3
                  Electronic Equipment                      4.3
                  Banking                                   4.0
                  Chemicals                                 3.7
                  Metals and Mining                         3.1
                  Transportation                            2.9
                  Oil and Gas                               2.8
                  Financial Services                        2.8
                  Real Estate                               2.5
                  Insurance                                 1.9
                  Paper and Allied Products                 1.9
                  Communications                            1.7
                  Textiles                                  1.7
                  Automotive                                1.6
                  Food and Beverage                         1.4
                  Telecommunications                        1.1
                  Aerospace                                 0.9
                  Computers                                 0.3
                  Miscellaneous                             5.5
                                                         ------
                                                          100.0%
                                                         ======


18           See accompanying notes to the financial statements.

GMO International Small Companies Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities - February 28, 1999
--------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $182,533,036) (Note 1)                            $ 162,044,489
   Foreign currency, at value (cost $101,049) (Note 1)                                 104,260
   Receivable for variation margin on oper futures contrats (Notes 1 and 6)            238,975
   Dividends and interest receivable                                                   558,904
   Receivable for investments sold                                                   1,173,820
   Foreign withholding taxes receivable                                                171,188
   Receivable for expenses waived or borne by Manager (Note 2)                          97,255
                                                                                 -------------
      Total assets                                                                 164,388,891
                                                                                 -------------
Liabilities:
   Net payable for open forward foreign currency contracts (Notes 1 and 6)             996,439
   Accrued Malaysian repatriation taxes (Note 1)                                       433,301
   Payable upon return of securites loaned (Note 1)                                  3,984,929
   Due to custodian                                                                    576,537
   Payable to affiliate for (Note 2):
      Management fee                                                                   161,114
      Shareholder service fee                                                           19,332
   Accrued expenses                                                                     75,705
                                                                                 -------------
      Total liabilities                                                              6,247,357
                                                                                 -------------
Net assets                                                                       $ 158,141,534
                                                                                 =============
Net assets consist of:
   Paid-in capital                                                               $ 179,227,004
   Accumulated undistributed net investment income                                   4,386,622
   Distributions in excess of net realized gain                                     (3,273,894)
   Net unrealized depreciation                                                     (22,198,198)
                                                                                 -------------
                                                                                 $ 158,141,534
                                                                                 =============
Net assets attributable to Class III Shares                                      $ 158,141,534
                                                                                 =============
Shares outstanding - Class III                                                      14,345,328
                                                                                 =============
Net asset value per share - Class III                                            $       11.02
                                                                                 =============


              See accompanying notes to the financial statements.             19

GMO International Small Companies Fund
(A Series of GMO Trust)

Statement of Operations - Year Ended February 28, 1999
--------------------------------------------------------------------------------

Investment income:
   Dividends (net of foreign tax expense of $560,293)                       $  4,485,218
   Interest (including securities lending income of $22,686)                     566,988
                                                                            ------------
      Total income                                                             5,052,206
                                                                            ------------
Expenses:
   Management fee (Note 2)                                                     2,608,681
   Custodian fees                                                                231,351
   Audit fees                                                                     55,910
   Transfer agent fees                                                            27,307
   Registration fees                                                               5,655
   Legal fees                                                                      4,036
   Trustees fees (Note 2)                                                          2,006
   Miscellaneous                                                                   3,879
   Fees waived or borne by Manager (Note 2)                                   (1,686,651)
                                                                            ------------
                                                                               1,252,174
   Shareholder service fee - Class III (Note 2)                                  313,042
                                                                            ------------
      Net expenses                                                             1,565,216
                                                                            ------------
         Net investment income                                                 3,486,990
                                                                            ------------
Realized and unrealized gain (loss):
      Net realized gain (loss) on:
         Investments                                                           4,884,473
         Closed futures contracts                                              4,404,976
         Closed swap contracts                                                 1,851,520
         Foreign currency, forward contracts and foreign currency related
            transactions                                                      (2,985,900)
                                                                            ------------
               Net realized loss                                               8,155,069
                                                                            ------------
      Change in net unrealized appreciation (depreciation) on:
         Investments (Note 1)                                                (18,979,751)
         Open futures contracts                                               (1,788,157)
         Open swap contracts                                                  (1,437,500)
         Foreign currency, forward contracts and foreign currency related
            transactions                                                       1,410,624
                                                                            ------------
               Net unrealized loss                                           (20,794,784)
                                                                            ------------
      Net realized and unrealized loss                                       (12,639,715)
                                                                            ------------
Net decrease in net assets resulting from operations                        $ (9,152,725)
                                                                            ============


20            See accompanying notes to the financial statements.

GMO International Small Companies Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                  Year Ended                Year Ended
                                                              February 28, 1999         February 28, 1998
                                                              -----------------         -----------------
Increase (decrease) in net assets:
Operations:
   Net investment income                                        $  3,486,990                $  4,505,291
   Net realized gain                                               8,155,069                  29,987,922
   Change in net unrealized appreciation (depreciation)          (20,794,784)                (20,830,611)
                                                                ------------                ------------
   Net increase (decrease) in net assets resulting
     from operations                                              (9,152,725)                 13,662,602
                                                                ------------                ------------

Distributions to shareholders from:
   Net investment income - Class III                              (3,362,663)                (4,394,112)
   Net realized gains - Class III                                 (6,450,138)               (28,025,043)
                                                                ------------                ------------
                                                                  (9,812,801)               (32,419,155)
                                                                ------------                ------------

Net share transactions - Class III (Note 5)                      (57,047,497)                 17,258,306
                                                                ------------                ------------

   Total decrease in net assets                                  (76,013,023)                 (1,498,247)

Net assets:
   Beginning of period                                           234,154,557                 235,652,804
                                                                ------------                ------------
   End of period (including accumulated
      undistributed net investment income
      of $4,386,622 and distributions in
      excess of net investment income of
      $665,119, respectively)                                   $158,141,534                $234,151,557
                                                                ============                ============


              See accompanying notes to the financial statements.             21

GMO International Small Companies Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                                        Year Ended February 28/29,
                                                                ---------------------------------------------------------------
                                                                  1999         1998        1997           1996           1995
                                                                --------     --------    --------       --------       --------
Net asset value, beginning of period                            $  12.22     $  13.46    $  12.95       $  11.95       $  14.45
                                                                --------     --------    --------       --------       --------

Income (loss) from investment operations:
  Net investment income                                             0.55         0.27        0.23           0.18           0.18
  Net realized and unrealized gain (loss)                          (1.15)        0.42        0.55           1.16          (1.52)
                                                                --------     --------    --------       --------       --------

    Total from investment operations                               (0.60)        0.69        0.78           1.34          (1.34)
                                                                --------     --------    --------       --------       --------

Less distributions to shareholders from:
  Net investment income                                            (0.21)       (0.26)      (0.07)         (0.17)         (0.20)
  In excess of net investment income                                  --           --          --          (0.02)            --
  Net realized gains                                               (0.39)       (1.67)      (0.20)         (0.15)         (0.96)
  In excess of net realized gains                                     --           --       (0.00)            --             --
                                                                --------     --------    --------       --------       --------
    Total distributions                                            (0.60)       (1.93)      (0.27)         (0.34)         (1.16)
                                                                --------     --------    --------       --------       --------

Net asset value, end of period                                  $  11.02     $  12.22    $  13.46       $  12.95       $  11.95
                                                                ========     ========    ========       ========       ========

Total Return (a)                                                   (5.06%)       6.92%       5.99%         11.43%         (9.66%)

Ratios/Supplemental Data:

     Net assets, end of period (000's)                          $158,142     $234,155    $235,653       $218,964       $186,185
     Net expenses to average daily net assets                       0.75%        0.75%       0.76%(b)       0.76%(b)       0.76%(b)
     Net investment income to average daily net assets              1.67%        1.93%       1.75%          1.84%          1.45%
     Portfolio turnover rate                                           8%          79%         13%            13%            58%
     Fees and expenses voluntarily waived or borne by the
        Manager consisted of the following per share amounts:   $   0.27     $   0.12    $   0.10       $   0.07       $   0.08

(a) Calculation excludes purchase premiums and redemption fees. The total return would have been lower had certain expenses not been waived during the periods shown.

(b) Includes stamp duties and taxes not waived or borne by the Manager, which approximate .01% of average daily net assets.


22            See accompanying notes to the financial statements.

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements
February 28, 1999
--------------------------------------------------------------------------------

1.    Significant accounting policies

      GMO International Small Companies Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

      The Fund seeks maximum total return through investment primarily in equity securities of small capitalization foreign companies traded on a major stock exchange of a foreign country.

      The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      Portfolio valuation

      Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      On September 1, 1998, the Malaysian government introduced capital controls effectively eliminating trading of the Malaysian ringgit. Effective February 4, 1999, the Malaysian government modified these restrictions. Funds invested in Malaysia as of February 15, 1999 and repatriated within one year of September 1, 1998, or one year from the date of the investment if after September 1, 1998, are subject to a graduated repatriation tax on the principal invested with a maximum of 30%. The Fund has recorded an accrual in the amount of $433,301 for potential repatriation tax on principal invested prior to February 15, 1999. The accrual for Malaysian repatriation taxes is included in the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Funds invested in Malaysia on or after February 15, 1999 are subject to a repatriation tax on capital gains of 30% for currency repatriated in less than one year of the initial investment and 10% for currency repatriated after one year of the initial investment. The Fund has not made any additional investments in Malaysia on or after February 15, 1999 and accordingly no tax provision for capital gains has been accrued.

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

      Foreign currency translation

      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      Forward currency contracts

      The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to sell is shown under Note 6, and represents the currency exposure the Fund has acquired or hedged through currency contracts as of February 28, 1999.

      Futures contracts

      The Fund may purchase and sell stock index futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a specified price at a given date. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is subsequently settled. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

      Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of February 28, 1999.

      Swap agreements

      The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into swap agreements to manage its exposure to the equity markets. The Fund enters into total return swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the price of the security or index underlying these transactions. At February 28, 1999, there were no open swap agreements.

      Security lending

      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At February 28, 1999, the Fund loaned securities having a market value of $3,322,217 collateralized by cash in the amount of $3,984,929 which was invested in a short-term instrument.

      Taxes

      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States. Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

      Distributions to shareholders

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

      Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to foreign currency and passive foreign investment company transactions.

      The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 28, 1999. This reclassification has no impact on net investment income, realized gain/loss and net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

               Accumulated
            Undistributed Net   Accumulated Net Realized
            Investment Income        Gain/(Loss)           Paid-in Capital
            -----------------   ------------------------   ---------------

                $4,927,414           $(4,927,414)               $ --

      Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

      Security transactions and related investment income

      Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      Expenses

      The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

      Purchases and redemptions of Fund shares

      The premium on cash purchases of Fund shares is 1.00% of the amount invested. In the case of cash redemptions, the fee is .60% of the amount redeemed. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. Purchase premiums are included as part of "shares sold" and redemption fees are included as part of "shares repurchased," respectively, as summarized in Note 5. For the year ended February 28, 1999, the Fund received $99,039 in purchase premiums and

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

      $451,511 in redemption fees. There is no premium for reinvested distributions. While no purchase premium is normally charged with respect to in-kind purchases of Fund shares, a premium of up to .10% may be charged on certain in-kind transactions.

      Investment risk

      There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.    Fees and other transactions with affiliates

      GMO earns a management fee paid monthly at the annual rate of 1.25% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

      GMO agreed to waive a portion of its fee and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceed .60% of average daily net assets.

      Effective March 1, 1999, GMO's contractual management fee was reduced to .60% of average daily net assets. GMO entered into a binding agreement effective until February 29, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the year ended February 28, 1999, was $2,006. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    Purchases and sales of securities

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 28, 1999, aggregated $14,779,900 and $68,612,899 respectively.

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

      At February 28, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in the value of investments held were as follows:

                           Gross Unrealized    Gross Unrealized   Net Unrealized
          Aggregate Cost     Appreciation        Depreciation      Depreciation
          --------------   ----------------    ----------------   --------------
           $183,184,573       $21,895,622         $43,035,706       $21,140,084

4.    Principal shareholder

      At February 28, 1999, 18.9% of the outstanding shares of the Fund were held by one shareholder.

5.    Share transactions

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including the purchase premiums and redemption fees received by the Fund, were as follows:

                               Year Ended                   Year Ended
      Class III:            February 28, 1999            February 28, 1998
                        --------------------------   --------------------------
                          Shares         Amount        Shares         Amount
                        ----------    ------------   ----------    ------------
      Shares sold          816,456    $  9,903,936    2,671,927    $ 37,883,371

      Shares issued to
      shareholders in
      reinvestment of
      distributions        718,062       8,300,432    2,808,143      30,552,594

      Shares
      repurchased       (6,353,000)    (75,251,865)  (3,825,152)    (51,177,659)
                        ----------    ------------   ----------    ------------
      Net increase/
      (decrease)        (4,818,482)   $(57,047,497)   1,654,918    $ 17,258,306
                        ==========    ============   ==========    ============

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

6.    Financial instruments

      A summary of outstanding financial instruments at February 28, 1999 is as follows:

      Forward currency contracts

                                                                   Net
                                                                Unrealized
      Settlement   Deliver/      Units                         Appreciation
         Date      Receive    of Currency        Value        (Depreciation)
      ----------   --------  -------------    ------------    --------------
      Buys
        04/09/99      AUD        8,960,240    $  5,565,101    $  (217,823)
        04/09/99      CAD        4,302,075       2,849,688         67,268
        08/27/99      EUR       42,893,013      47,566,826     (1,216,996)
        08/27/99      GBP        6,614,490      10,587,749       (194,736)
        04/09/99      HKD        7,875,385       1,015,431            431
        04/09/99      JPY      671,700,897       5,691,115        (96,779)
        08/27/99      NOK       81,229,968      10,179,102       (291,512)
        08/27/99      SEK        9,545,246       1,173,082        (35,522)
                                                              -----------
                                                              $(1,985,669)
                                                              ===========

      Sales
         04/09/99     AUD          705,371    $    438,097    $     1,903
         04/09/99     CAD        3,962,832       2,624,974         11,842
         08/27/99     CHF        1,453,650       1,022,288         12,339
         08/27/99     EUR        6,902,132       7,654,219        175,739
         08/27/99     GBP       19,363,727      30,995,326        452,294
         04/09/99     HKD        3,102,236         399,994              6
         04/09/99     JPY    3,499,954,785      29,654,041        126,368
         08/27/99     NOK       47,266,890       5,923,116        138,697
         08/27/99     SEK       16,731,840       2,056,293         61,365
         04/09/99     SGD          672,320         391,323          8,677
                                                              -----------
                                                              $   989,230
                                                              ===========

      Currency Abbreviations:

      AUD   Australian Dollar             HKD     Hong Kong Dollar
      CAD   Canadian Dollar               JPY     Japanese Yen
      CHF   Swiss Franc                   NOK     Norwegian Kroner
      EUR   Euro                          SEK     Swedish Krona
      GBP   British Pound                 SGD     Singapore Dollar

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

Futures contracts

                                                                     Net
                                                                 Unrealized
      Number of                   Expiration                    Appreciation
      Contracts        Type          Date      Contract Value  (Depreciation)
      ---------   -------------   ----------   ------------    --------------
      Buys
       133           ALL ORDS     March 1999    $  5,966,862    $   181,298
        77            CAC40       March 1999       3,459,681        (61,042)
        54             GXU8       March 1999       7,274,215       (143,271)
        42        Hang Seng IDX   March 1999       2,664,386        140,295
        39            IBEX35      March 1999       4,269,025         84,308
        40            MIB30       March 1999       7,966,195        674,887
                                                                -----------
                                                                $   876,475
                                                                ===========
      Sells
       162           FTSE100      March 1999    $ 15,983,763    $(1,175,536)
       132            TOPIX       March 1999      12,443,489         31,680
        55             IDX        March 1999         489,254          1,089
         2            TSE36       March 1999         232,527          4,820
                                                                -----------
                                                                $(1,137,947)
                                                                ===========

      At February 28, 1999, the Fund has cash and/or securities to cover any margin requirements on open futures contracts.

GMO International Small Companies Fund
(A Series of GMO Trust)

Federal Tax Information - (Unaudited)
February 28, 1999
--------------------------------------------------------------------------------

For the fiscal year ended February 28, 1999, all the Fund's distributions are from investment company taxable income, except that the Fund has designated 3.28% as net capital gain dividends.

The Fund has elected to defer to March 1, 1999 post-October capital losses of $995,842.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

GMO International Small Companies Fund
(A Series of GMO Trust)

Portfolio Managers

Mr. R. Jeremy Grantham and Mr. Christopher Darnell are primarily responsible for the day-to-day management of the Fund's portfolio. Each of these individuals has been a portfolio manager at Grantham, Mayo, Van Otterloo & Co. LLC for more than fifteen years.

Management Discussion and Analysis of Fund Performance

The Class III shares of the GMO International Small Companies Fund returned -5.1% for the fiscal year ended February 28, 1999 as compared to 4.9% for EAFE and 6.1% for the GMO EAFE-Lite Index. Consistent with the Fund's investment objective and policies, the Fund was invested substantially in common stocks that ranked within the smallest 50% by market capitalization within each country.

The fiscal year was an extraordinarily volatile year in the global equity markets. As was the case in the U.S., the international markets got off to a very strong start. However, the global financial crisis that ensued in the third quarter effectively wiped out all of these returns. The global equity markets then rebounded sharply in late 1998, a period in which EAFE-Lite rose by 20.1%. Europe, which accounted for 79% of EAFE-Lite at year-end, returned 11% for the fiscal year in local terms. Japan declined by -11.3%, however the strengthening of the Japanese yen relative to the dollar (6.8%) offset the majority of the decline in local terms.

In Europe, Finland (+76%), Belgium (+40%), Italy (+23%), France (+19%) and Spain (+17%) were the strongest performing markets. Most of the other major European countries had significant positive returns. Austria (-7.1%), Norway (-27.8%) and Denmark (+1.3%) were the only notable exceptions. Outside of Japan, the Pacific Rim markets were weak with the exception of Australia, which returned 10.8%. Canada returned -4.6%.

Country selection detracted slightly from the Fund's performance for the year, primarily due to an overweight in Canada, which underperformed, and an underweight in Finland, which outperformed. An overweight in the strong performing Italian market helped offset these losses.

Currency selection added slightly to performance, led by an underweight in the poor performing British pound as well as the Fund's cash position in a period of increasing value in the U.S. dollar. An underweight in the yen, which rallied late in the year, partially offset some of these gains.

Stock selection was the most significant factor in the Fund's underperformance during the fiscal year. During this period, a strategy emphasizing smaller stocks in the EAFE universe severely lagged the performance of large, multinational stocks in most EAFE ex-Japan markets by a wide margin. The effect was particularly concentrated within Europe, where the largest companies outperformed the smallest companies by more than seventeen percentage points for the year. The Fund, however, did benefit from its allocation to Japanese small stocks, which outperformed the rest of the Japanese market by over 16% in 1998. However, the benefit was more than offset by the extremely poor performance of small U.K. stocks, which lagged the U.K. market by an equivalent amount.

Outlook

International small-cap stocks are at their cheapest valuation levels in twenty years and are the most attractive opportunity in the international markets. The International Small Companies Fund emphasizes those markets in which GMO believes small- and mid-cap stocks are particularly well-positioned to outperform.

The views expressed here are exclusively those of Grantham, Mayo, Van Otterloo & Co LLC Management. They are not meant as investment advice.

            Comparison of Change in Value of a $10,000 Investment in
         GMO International Small Companies Fund Class III Shares and the
                        Salomon EMI World ex U.S. Index
                             As of February 28, 1999

--------------------------------------------------------------------------------
                          Average Annual Total Return
--------------------------------------------------------------------------------
                                                                     Since
                            1 Year               5 Year            Inception
--------------------------------------------------------------------------------
Class                                                              10/14/91
 III                        -6.6%                 1.3%               6.9%
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                       GMO International      Salomon EMI World      GMO EAFE-
  Date               Small Companies Fund      ex U.S. Index         Lite Index
                       Class III Shares
 1/31/91
10/14/91                      9,900                10,000              10,000
12/31/91                      9,402                 9,951              10,290
 3/31/92                      8,956                 8,978               9,321
 6/30/92                      9,848                 9,345               9,711
 9/30/92                      8,892                 8,852               9,645
12/31/92                      8,707                 8,444               9,269
 3/31/93                     10,051                 9,709              10,254
 6/30/93                     11,406                10,735              11,076
 9/30/93                     12,432                11,393              11,893
12/31/93                     13,493                11,072              12,404
 3/31/94                     14,900                12,062              12,544
 6/30/94                     15,175                12,503              12,999
 9/30/94                     14,768                12,415              13,176
12/31/94                     14,132                12,010              13,050
 3/31/95                     13,708                11,936              13,412
 6/30/95                     14,075                11,930              13,710
 9/30/95                     14,694                12,402              14,273
12/31/95                     14,827                12,639              14,818
 3/31/96                     15,535                13,365              15,320
 6/30/96                     16,018                13,956              15,587
 9/30/96                     15,731                13,640              15,729
12/31/96                     16,286                13,556              16,337
 3/31/97                     16,178                13,306              16,330
 6/30/97                     17,405                14,263              18,213
 9/30/97                     17,417                13,688              18,423
12/31/97                     15,709                12,280              17,264
 3/31/98                     18,400                14,392              20,044
 6/30/98                     18,231                14,340              20,369
 9/30/98                     15,548                12,170              17,487
12/31/98                     17,045                13,772              21,001
 2/28/99                     16,335                13,462              20,421

Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on reinvested distributions. Each performance figure assumes purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of 100 bp on the purchase and 60 bp on the redemption. Transaction fees are paid to the Fund to cover trading costs. Past performance is not indicative of future performance. Information is unaudited.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Annual Report
February 28, 1999

                        Report of Independent Accountants

To the Trustees of GMO Trust and the Shareholders of GMO Currency Hedged International Core Fund (A Series of GMO Trust)

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Currency Hedged International Core Fund at February 28, 1999 and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 16, 1999

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
February 28, 1999

   Shares     Description                                           Value ($)
--------------------------------------------------------------------------------
              COMMON STOCKS - 89.8%
              Australia - 6.5%
     14,800   Acacia Resources                                           19,759
     11,000   AMP Ltd                                                   124,546
     45,595   Australia and New Zealand Banking Group Ltd               294,447
     33,300   Australian Gas & Light                                    218,335
     31,300   Bank of Western Australia                                  60,251
     19,609   Boral Ltd                                                  28,249
      8,400   BRL Hardy Ltd                                              32,078
     86,934   Broken Hill Proprietary Ltd                               652,638
     12,600   Caltex Australia Ltd                                       28,792
     48,300   Capital Property Trust                                     62,083
     31,300   Capral Aluminum Ltd                                        43,730
      1,700   Coca Cola Amatil Ltd                                        6,695
      7,300   Coca-Cola Beverage *                                       10,970
     43,298   Coles Myer Ltd                                            231,219
    119,800   Colonial Ltd                                              452,960
     20,156   Commonwealth Bank of Australia                            302,884
      6,300   Computershare Ltd                                          39,902
     37,700   CRA Ltd                                                   471,333
      9,500   CSL Ltd                                                    84,893
    111,163   CSR Ltd                                                   267,823
    113,600   Delta Gold                                                167,885
      9,690   Foodland Associated                                        72,204
    161,029   Fosters Brewing Group Ltd                                 461,958
      2,210   G E Crane Holdings Ltd                                     12,831
     76,300   General Property Trust Units                              127,922
     20,127   Goodman Fielder Ltd                                        18,622
     56,800   Harvey Norman Holdings                                    546,684
     22,600   Infrastructure Trust of Australia Group                    22,945
     11,200   Jupiters Ltd                                               29,001
      7,400   Leighton Holdings                                          24,354
      6,300   Lend Lease Corp Ltd                                        78,240
      7,900   Macquarie Bank Ltd                                         83,884
     16,800   Mayne Nickless Ltd                                         54,768
     40,600   MIM Holdings Ltd                                           17,647
     16,900   Mirvac Ltd                                                 20,988
     57,600   Mirvac Property Trust                                      52,935
     44,129   National Australia Bank Ltd                               735,741
    124,600   National Food Ltd                                         241,396
    132,900   National Mutual Holdings                                  219,515
    104,900   National Mutual Property Trust                             82,073


               See accompanying notes to the financial statements.             1

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

   Shares     Description                                           Value ($)
--------------------------------------------------------------------------------
              Australia - continued
    266,303   News Corp Ltd                                           1,868,578
    230,315   Normandy Mining Ltd                                       197,359
     24,349   North Broken Hill Peko Ltd                                 36,287
     51,900   Pacific Dunlop Ltd                                         90,559
      4,537   Perpetual Trustees Australia                               56,345
    159,252   Pioneer International Ltd                                 320,890
     20,474   PMP Communications Ltd                                     40,174
    198,435   Qantas Airways Ltd                                        523,677
    133,035   QCT Resources Ltd                                          63,608
      8,052   Rothmans Holdings Ltd                                      63,499
      5,604   Santos Ltd                                                 15,520
     61,497   Schroders Property                                         93,175
     16,351   Simsmetal Ltd                                              60,411
     13,800   Southcorp Holdings Ltd                                     53,128
     12,000   St George Bank                                             75,483
     13,300   Stockland Trust Group                                      31,383
      7,000   Suncorp Metway Ltd                                         39,016
     43,500   Tabcorp Holdings                                          305,228
    233,700   Telstra Corporation                                     1,192,273
     68,100   Western Mining Corp Holdings Ltd                          211,433
     13,100   Westfarmers Ltd                                           131,322
    144,100   Westfield America Trust                                   143,166
     35,000   Westfield Holdings Ltd                                    208,704
    174,365   Westfield Trust Units                                     357,297
    109,750   Westpac Banking Corp                                      725,585
     17,600   Woodside Petroleum Ltd                                     86,009
                                                                   ------------
                                                                     13,495,289
                                                                   ------------
              Austria - 3.1%
      7,545   Brau Union AG                                             392,592
      1,697   EA-Generali AG                                            375,371
      1,065   Energie-Versorgung Niederoesterreich AG                   140,292
     10,628   Erste Bank Der Oesterreichischen Sparkassen AG            501,093
        155   Leykam-Muerztaler Papier und Zellstoff AG *                 3,599
     10,681   Oesterreichische Brau Beteiligungs AG                     508,985
      2,910   Oesterreichische Elektrizitaetswirtschafts AG             466,390
     25,801   Oesterreichische Laenderbank AG                         1,387,829
      2,990   OMV AG                                                    275,711
      8,037   Radex-Heraklith AG                                        222,065
      6,302   Universale Bau AG                                         196,679
     65,701   Voest-Alpine Stahl AG                                   2,023,779
                                                                   ------------
                                                                      6,494,385
                                                                   ------------


2             See accompanying notes to the financial statements.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

   Shares     Description                                           Value ($)
--------------------------------------------------------------------------------
              Belgium - 1.4%
      1,300   Almanij NV                                                100,537
        450   Arbed SA                                                   32,949
      1,050   CBR Cimenteries NPV                                        92,384
      7,100   Cockerill Sambre SA                                        31,878
      3,200   Compagnie Benelux Paribas SA                              225,170
      1,950   Credit Commercial Dexia                                   295,405
      1,375   Electrabel SA                                             573,574
      1,850   Electrafina NPV                                           220,143
     10,750   Fortis (B)                                                391,197
        250   Glaverbel NPV                                              25,248
      1,350   Groupe Bruxelles Lambert NPV                              251,934
        760   Petrofina SA Bruxelles                                    351,403
      3,540   Solvay Et Cie                                             243,266
        675   Tessenderlo Chemie                                         33,270
                                                                   ------------
                                                                      2,868,358
                                                                   ------------
              Canada - 2.9%
      2,300   Abitibi Consolidated Inc                                   18,360
     11,761   Agrium Inc                                                 93,496
     13,570   BCT Telus Communications Inc                              376,670
      4,523   BCT Telus Communications Inc Class A (Non Voting)         118,056
      9,000   Biochem Pharma Inc *                                      220,603
     14,700   CAE Industries Inc                                         84,237
      6,900   Canadian Hotel Inc                                        332,772
     20,600   Canadian Marconi Co                                       256,562
      3,400   Canadian Tire Corp Ltd Class A                             86,492
     13,889   Cominco Ltd                                               190,922
      6,200   Dofasco Inc                                                78,039
      6,400   Donohue Inc Class A                                       129,738
     21,100   Falconbridge Ltd                                          234,134
     12,079   Imperial Oil Ltd                                          186,446
     15,800   Inco Ltd *                                                197,827
      3,650   Ipsco Inc                                                  61,780
      7,381   Macmillan Bloedel Ltd                                      73,834
      7,100   Magna International Class A                               423,319
     27,800   Methanex Corp *                                           118,788
     12,700   Molson Co Ltd Class A                                     180,888
     16,600   Moore Corporation Ltd                                     174,303
      5,842   Nexfor Inc                                                 22,640
      9,100   Noranda Inc                                                97,963
     11,700   NS Power Holdings Inc                                     141,067
      2,700   Placer Dome Inc                                            29,513


               See accompanying notes to the financial statements.             3

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

   Shares     Description                                           Value ($)
--------------------------------------------------------------------------------
              Canada - continued
      5,800   Potash Corp of Saskatchewan                               329,096
      5,500   Quebecor Inc Class B                                      120,238
     11,000   Rogers Cantel Mobile Communications Class B *             169,427
      9,500   Seagram Ltd                                               439,914
     13,100   Transalta Corp                                            212,186
     53,100   Transcanada Pipelines Ltd                                 728,168
      1,700   Westcoast Energy Inc                                       33,336
                                                                   ------------
                                                                      5,960,814
                                                                   ------------
              Finland - 0.0%
      2,600   Enso OY Class R                                            22,976
        300   Instrumentarium OY Class A                                  9,024
        800   Kesko OY                                                   11,364
        800   Metra AB Class A                                           15,369
        250   Stockmann AB Class A                                        5,777
                                                                   ------------
                                                                         64,510
                                                                   ------------
              France - 9.8%
      1,655   Accor SA                                                  385,157
      4,489   Air Liquide Class L                                       669,195
     13,600   Assurances Generales De France (Bearer)                   768,864
      7,579   Banque Nationale de Paris                                 604,853
        750   Banque Paribas Class A                                     64,630
        310   Bongrain                                                  118,766
        750   Christian Dior                                             86,201
      1,500   Clarins                                                   108,677
          1   Colas SA                                                      190
      8,520   Compagnie Generale d'Industrie et de Participations       462,497
      2,200   Credit Local de France SA                                 295,844
     25,468   Credit Lyonnais *                                       1,118,579
      4,620   Elf Aquitaine SA                                          481,802
      4,674   Eridania Beghin-Say SA                                    677,277
        120   Essilor International                                      45,842
        130   Fromageries Bel SA                                         94,187
        250   Generale Des Eaux                                          65,179
      9,300   Groupe Danone                                           2,316,439
        290   Imetal                                                     34,382
     18,243   Lafarge Coppee SA                                       1,732,271
        960   Louis Vuitton Moet Hennessy                               204,445
      4,567   Lyonnaise Des Eaux                                        912,945
      8,935   Pernod Ricard                                             528,673
      6,595   Peugeot SA                                                879,619
      1,700   Remy Cointreau SA *                                        26,686


4              See accompanying notes to the financial statements.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

   Shares     Description                                           Value ($)
--------------------------------------------------------------------------------
              France - continued
      4,170   Renault SA                                                194,549
     25,885   Rhone Poulenc SA Class A                                1,186,337
     15,560   Saint-Gobain                                            2,418,668
      4,530   Seita                                                     268,532
      2,370   SGS Thomson Microelectronics *                            211,125
     17,260   Skis Rossignol                                            238,734
      1,133   Societe Eurafrance                                        561,553
      5,967   Societe Generale Paris                                    875,772
     10,039   SPIE Batignolles                                          589,587
      3,660   Strafor Facom                                             249,101
      3,580   Total SA                                                  373,345
     32,500   Usinor Sacilor                                            398,867
                                                                   ------------
                                                                     20,249,370
                                                                   ------------
              Germany - 4.3%
        350   Axel Springer Verlag AG                                   384,213
     21,400   BASF AG                                                   741,168
     20,750   Bayer AG                                                  734,601
        250   Bayerische Motorenwerke AG                                180,580
      2,300   Bilfinger & Berger                                         43,175
        750   Buderus AG                                                260,990
      5,000   Commerzbank AG                                            140,512
      7,690   Continental AG                                            191,627
      4,700   Deutsche Bank AG                                          245,331
     24,850   Deutsche Telekom AG                                     1,140,266
      4,300   Dresdner Bank                                             149,634
      9,250   FAG Kugelfischer                                           77,680
        500   Fresenius Medical Care AG                                  29,145
      1,350   Friedrich Krupp AG                                        198,583
     25,600   Hamburgische Electricitaets-Werke AG                      646,355
      3,405   Heidelberg Port-Zement                                    231,746
        600   Lahmeyer AG                                                30,640
      4,850   Leirheit AG                                               165,047
        150   Linde AG                                                   84,307
     13,955   Lufthansa AG                                              307,148
        400   Schmalbach-Lubeca                                          48,740
      1,200   SGL Carbon AG                                              56,644
     22,850   Siemens AG                                              1,442,306
        272   Suedzucker AG                                             109,880
      3,000   Thyssen AG                                                607,605
     11,000   Veba AG                                                   586,857
                                                                   ------------
                                                                      8,834,780
                                                                   ------------


              See accompanying notes to the financial statements.              5

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

   Shares     Description                                           Value ($)
--------------------------------------------------------------------------------
              Hong Kong - 3.0%
    178,500   Amoy Properties Ltd                                       129,018
     25,000   Asia Satellite Telecom                                     40,334
    349,500   CLP Holdings Limited                                    1,646,510
     97,000   Dairy Farm International                                  103,790
      6,000   Dao Heng Bank                                              16,340
        133   Dickson Concept International Ltd                             103
    760,000   Elec & Eltek International Holdings Ltd                   145,178
     57,281   Great Eagle Holdings Ltd                                   52,862
     26,700   Guoco Group                                                41,354
    110,300   Hang Lung Development Co Ltd                              106,061
        800   Hang Seng Bank                                              6,505
        768   HKR International Ltd                                         476
    146,300   Hong Kong Aircraft Engineering Co Ltd                     240,757
    517,000   Hong Kong Electric Holdings Ltd                         1,471,376
     71,000   Hong Kong Ferry Co Ltd                                     73,312
        400   Hong Kong Telecommunications                                  669
        600   Hysan Development Co Ltd                                      720
      4,800   Kowloon Motor Bus Co Ltd                                    8,085
        127   Kumagai Gumi Ltd                                               45
      1,400   Lai Sun Garment International Ltd                              81
    220,000   Lane Crawford International Ltd Class B                     8,235
        796   Leading Spirit Conrowa Electric *                               8
    432,400   Mandarin Oriental ADR                                     209,714
    127,600   New Asia Realty & Trust Class A                           105,404
        815   New World Development Co Ltd                                1,504
      1,000   Oriental Press Group                                           99
      6,100   Realty Development Corp Ltd Class A                         6,456
  4,090,000   Regal Hotels International Ltd                            432,874
        900   Shaw Brothers Ltd                                             348
    150,000   Shun Tak Holdings Ltd                                      24,588
    587,972   South China Morning Post Ltd                              252,332
     27,000   Sun Hung Kai Properties Ltd                               183,828
     42,500   Swire Pacific Ltd Class A                                 173,341
    914,054   Tan Chong International Ltd                                87,303
    297,000   Wharf Holdings Ltd                                        343,087
    258,200   Wheelock and Co Ltd                                       159,131
      3,180   Wing Lung Bank                                              9,358
     92,000   Yue Yuen Industrial Holdings                              131,806
                                                                   ------------
                                                                      6,212,992
                                                                   ------------


6              See accompanying notes to the financial statements.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

   Shares     Description                                           Value ($)
--------------------------------------------------------------------------------
              Italy - 4.2%
     24,600   AEM SPA                                                    56,980
     26,436   Alitalia Linee Aeree *                                     99,249
     12,600   Alleanza Assicurazioni SPA                                134,997
     36,600   Assicurazioni Generali SPA                              1,414,253
     19,700   Banca Commerciale Italiana SPA                            123,050
     55,000   Banca di Roma *                                            79,697
      5,200   Banca Popolare di Bergamo Credit                          135,858
     17,200   Banca Popolare di Milano                                  147,274
     58,300   Banco Ambrosiano Veneto SPA (Non Convertible)             154,237
    127,297   Banco di Napoli di Risp                                   152,317
      4,000   Burgo (Cartiere) SPA                                       22,833
     26,700   Credito Italiano                                          140,395
        800   Edison SPA                                                  7,351
    117,400   Fiat SPA                                                  353,120
     74,170   Fiat SPA (Non Convertible)                                120,095
     60,000   Finmeccanica SPA *                                         68,500
    450,580   HPI SPA                                                   276,000
     52,700   IFIL Finanziaria di Partecipazioni SPA                    181,653
     84,500   IFIL Finanziaria di Partecipazioni SPA (Non               188,303
              Convertible)
      3,200   Industrie Natuzzi SPA ADR                                  61,800
    166,592   Istituto Nazionale Delle Assicurazioni                    404,157
     22,350   Italcementi Fabbriche Riunite Cemento SPA (Non            105,499
              Convertible)
     17,200   Italcementi SPA                                           195,421
      2,300   Italmobiliare SPA                                          60,343
      2,250   Luxottica Group ADR                                        25,734
     14,300   Mediobanca SPA                                            162,472
      7,800   Mondadori Editore                                         119,874
    299,100   Montedison SPA                                            298,787
    160,200   Montedison SPA (Non Convertible)                          129,257
     66,135   Parmalat Finanziaria SPA                                   92,928
     65,700   Pirelli & Co                                              107,462
     17,050   RAS SPA                                                   180,428
     16,800   RAS SPA (Non Convertible)                                 120,981
     42,793   San Paolo IMI SPA                                         746,919
     20,650   Sirti SPA                                                 122,637
     78,000   Telecom Italia Mobile SPA                                 524,022
    158,246   Telecom Italia Mobile SPA (Non Convertible)               639,270
     63,936   Telecom Italia SPA (Non Convertible)                      431,642
      8,200   Toro Assicurazioni                                        103,518
    166,592   Unione Immobiliaer SPA *                                   92,353
                                                                   ------------
                                                                      8,581,666
                                                                   ------------


              See accompanying notes to the financial statements.              7

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

   Shares     Description                                           Value ($)
--------------------------------------------------------------------------------
              Japan - 14.3%
      7,000   Acom Ltd                                                  413,569
        800   Advantest Corp                                             60,750
      9,000   Anritsu Corp                                               65,765
      8,200   Arabian Oil Co Ltd                                        109,333
     15,000   Asahi Bank                                                 65,740
     89,000   Atsugi Nylon Industrial                                    67,509
      3,000   Autobacs Seven                                             91,530
      4,000   Bandai Co                                                  41,972
     30,000   Bank Of Tokyo-Mitsubishi                                  361,568
     17,000   Brother Industries Ltd                                     50,004
      8,000   Canon Inc                                                 171,260
     32,000   Canon Sales Co Inc                                        462,537
     13,800   Chubu Electric Power Co Inc                               241,922
     40,000   Chugai Pharmaceutical Co Ltd                              382,638
     10,500   Chugoku Electric Power Co Inc                             165,487
    180,000   Cosmo Oil Co Ltd                                          254,867
      7,000   Credit Saison Co                                          147,198
      1,000   CSK Corp                                                   28,234
     32,000   Daicel Chemical Industries Ltd                             84,956
     18,000   Daiichi Seiyaku Co Ltd                                    273,982
     38,000   Daishowa Paper Manufacturing *                            130,030
     34,000   Daiwa House Industry Co Ltd                               348,453
     19,000   Ezaki Glico Co Ltd                                        111,934
     19,700   Fanuc Co                                                  735,533
     23,000   Fuji Bank                                                  90,527
      6,000   Fuji Electric Co                                           11,985
        800   Fuji Photo Film Co Ltd                                     29,397
     17,000   Fukuyama Transporting Co Ltd                               66,051
     29,000   Gakken Co Ltd                                              30,796
     49,000   General Sekiyu (KK)                                       158,997
     17,000   Hankyu Corp                                                71,496
     75,000   Hino Motors                                               243,363
    257,000   Hitachi Ltd                                             1,624,526
      7,700   Hokkaido Electric Power                                   116,814
      1,200   Hokuriku Electric Power                                    18,215
      9,000   Honda Motor Co Ltd                                        346,650
      8,000   Hosiden Corp                                              135,188
      8,000   House Foods Corp                                          117,590
      8,000   Hoya Corp                                                 391,066
      3,000   INAX Corp                                                  19,267
     16,000   Industrial Bank of Japan                                   79,966


8              See accompanying notes to the financial statements.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

   Shares     Description                                           Value ($)
--------------------------------------------------------------------------------
              Japan - continued
     12,000   Intec Inc                                                 124,399
     18,000   Itoham Foods Inc                                           73,729
      4,000   Ito-Yokado                                                233,291
     12,000   Japan Airport Terminal Co Ltd                              72,212
    170,000   Japan Energy Co Ltd                                       151,875
     34,000   Japan Radio Co                                            128,664
     23,000   Japan Synthetic Rubber Co Ltd                             107,585
        171   Japan Tobacco Inc                                       1,556,511
      1,000   Kandenko Co                                                 6,507
     19,400   Kansai Electric Power                                     369,524
      2,000   Katokichi Co Ltd                                           27,054
     38,000   Kawasaki Kisen                                             54,446
    134,000   Keio Teito Electric Railway Co Ltd                        559,039
      2,300   Keyence Corp                                              270,999
     14,000   Kirin Brewery Co Ltd                                      165,782
      6,000   Kissei Pharmaceutical Co Ltd                              101,896
      2,000   Kokusai Denshin Denwa                                      69,448
    146,000   Kubota Corp                                               359,309
     64,000   Kurabo Industries Ltd                                      66,346
      9,000   Kyocera Corp                                              424,779
     97,000   Kyowa Hakko Kogyo Co Ltd                                  458,635
     37,100   Kyushu Electric Power Co Inc                              590,973
     29,000   Maeda Corp                                                 79,680
     24,000   Marubeni Corp                                              39,848
     25,000   Marudai Food Co Ltd                                        40,666
     21,000   Meiji Milk Products                                        62,124
      1,000   Meiji Seika Kaisha Ltd                                      4,062
    161,000   Mitsubishi Electric Corp                                  483,068
      6,000   Mitsubishi Gas Chemical Co Inc                             15,575
    297,000   Mitsubishi Heavy Industries                             1,103,894
    102,000   Mitsubishi Oil Co Ltd *                                   183,970
     12,000   Mitsubishi Trust & Banking                                101,947
      7,000   Mitsui Marine & Fire Insurance Co                          33,097
     18,000   Mitsui Petrochemical Industries Ltd                        70,544
      8,000   Mochida Pharmaceutical Co Ltd                              36,005
      8,000   MOS Food Services                                          98,913
        300   Namco Ltd                                                   6,321
     44,000   Nichii Co Ltd                                             246,608
    146,000   Nichirei                                                  326,085
      9,800   Nintendo Co Ltd                                           825,959
     32,000   Nippon Carbon Co Ltd                                       45,040


              See accompanying notes to the financial statements.              9

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

   Shares     Description                                           Value ($)
--------------------------------------------------------------------------------
              Japan - continued
      6,000   Nippon Chemi-Con Corp                                      20,228
     19,000   Nippon Hodo Co                                             88,394
     25,000   Nippon Meat Packers Inc                                   339,444
     58,000   Nissan Motor Co                                           226,330
     23,000   Nisshin Oil Mills Ltd                                      56,022
     98,000   Nisshinbo Industries Inc                                  326,254
    273,000   Nissho Iwai Corp                                          188,673
    120,000   NKK Corp                                                   70,796
     64,000   Odakyu Electric Railway                                   215,761
     96,000   Oki Electric Industry                                     298,559
     17,000   Okumura Corp                                               65,765
      5,000   Ono Pharmaceutical Co Ltd                                 183,312
     37,000   Onward Kashiyama Co Ltd                                   408,512
      9,000   Promise Co                                                409,608
     13,000   Q.P. Corp                                                  92,255
    103,000   Renown Inc *                                               56,426
      8,000   Royal Co Ltd                                              109,701
      8,000   Ryosan Co                                                 134,850
     60,000   Sagami Railway Co Ltd                                     150,695
     36,000   Sakura Bank Ltd                                            78,281
     17,000   Sanwa Bank Ltd                                            174,083
      4,500   Secom Co Ltd                                              349,305
     60,000   Seino Transportation Co Ltd                               318,584
     32,000   Sekisui House Ltd                                         327,686
     38,200   Shikoku Electric Power                                    602,056
      5,000   Shionogi and Co Ltd                                        38,727
     12,000   Shiseido Co Ltd                                           145,638
      1,000   Showa Denko                                                   843
     50,000   Showa Shell Sekiyu                                        262,958
     15,000   Skylark Co Ltd                                            268,015
     35,000   Snow Brand Milk Products Co Ltd                           169,617
     11,000   Sony Corp                                                 832,533
     44,000   Stanley Electric Co Ltd                                   141,660
     44,000   Sumitomo Bakelite Co Ltd                                  296,671
     22,000   Sumitomo Bank                                             265,335
     34,000   Sumitomo Electric                                         357,910
     14,000   Taisho Pharmaceutical Co Ltd                              371,681
      8,000   Takara Standard Co                                         56,705
     15,000   Takuma Corp                                               102,402
     20,000   Tanabe Seiyaku Co Ltd                                     102,992
      6,700   TDK Corp                                                  480,548


10             See accompanying notes to the financial statements.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

   Shares     Description                                           Value ($)
--------------------------------------------------------------------------------
              Japan - continued
     49,000   Teijin Ltd                                                175,929
     84,000   Teikoku Oil Co Ltd                                        223,009
      9,000   TOA Corp                                                   14,640
     98,000   Toei Co Ltd                                               273,392
      9,900   Tohoku Electric Power Co Inc                              152,776
      9,000   Tokai Bank                                                 44,071
      3,000   Tokyo Electron                                            136,536
     50,000   Tokyo Gas Co                                              117,151
    111,000   Tomen Corp                                                 84,197
     27,000   Toshiba Corp                                              167,484
     12,000   Toto Limited                                               86,068
      7,000   Toyo Suisan Kaisha                                         55,398
    227,000   Toyobo Co Ltd                                             283,152
      7,000   Yakult Honsha Co Ltd                                       39,292
     13,000   Yamato Transport Co Ltd                                   174,977
      4,000   Yoshitomi Pharmaceutical Industries Ltd                    36,544
                                                                   ------------
                                                                     29,445,505
                                                                   ------------
              Malaysia - 4.3%
     17,000   Aluminum Co of Malaysia                                     4,295
    119,500   AMMB Holdings Berhad                                      109,437
    225,500   Arab Malaysian Finance (Foreign Registered)                71,211
    348,000   Berjaya Group Berhad                                       76,011
     73,000   Berjaya Leisure Berhad                                     29,968
    218,700   Berjaya Sports Toto                                       290,641
     50,700   Carlsberg Brew Malaysia                                   136,089
     65,000   Cement Industries of Malaysia Berhad                       33,013
    213,000   DMIB Berhad                                                57,734
    122,500   Edaran Otomobil Berhad                                    188,586
     65,000   Genting Berhad                                            147,961
    349,000   Golden Hope Plantations Berhad                            349,000
     90,000   Guinness Anchor Berhad                                     87,632
    356,000   Highlands and Lowlands Berhad                             214,537
    550,000   Hong Leong Properties Berhad                               99,868
    213,300   IGB Corp Berhad                                            58,377
    299,000   IOI Corporation Berhad                                    162,876
     82,000   Jaya Tiasa Holdings Berhad                                107,463
    110,300   Kedah Cement Berhad                                        64,729
    374,000   Kuala Lumpur Kepong Berhad (Malaysia)                     536,395
    385,900   Kumpulan Guthrie Berhad                                   246,773
    282,000   Magnum Corp Berhad                                        145,453
    187,550   Malayan Cement Berhad                                      60,213


               See accompanying notes to the financial statements.            11

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

   Shares     Description                                           Value ($)
--------------------------------------------------------------------------------
              Malaysia - continued
     57,000   Malaysia Mining Berhad                                     27,300
    270,000   Malaysian International Shipping                          468,947
    155,500   Malaysian International Shipping                          202,968
              (Foreign Registered)
     55,000   Malaysian Pacific Industries                               85,395
    363,600   Malaysian Resources Corp                                  110,037
      3,000   Matsushita Electric Co Berhad                               9,395
    574,000   MBF Capital Berhad *                                       89,876
    339,000   Multi Purpose Holdings *                                  121,326
     88,000   Nestle Malaysia                                           340,421
    168,000   New Straits Times                                         141,474
    319,680   Oriental Holdings Berhad                                  525,789
     30,000   OYL Industries Berhad                                      60,395
    259,500   Pan Malaysia Cement                                        62,826
     96,300   Perlis Plantations                                         98,327
    531,000   Pernas International Hotel & Property                     124,366
    234,000   Perusahaan Otomobil Nasional Berhad                       326,368
    128,100   Petronas Dagangan Berhad                                  136,191
    321,300   Petronas Gas Berhad                                       697,559
    125,000   Rashid Hussain Berhad *                                    79,605
    630,000   Renong Berhad *                                           143,408
    102,000   Resorts World Berhad                                      133,674
    169,000   RJ Reynolds Berhad                                        174,337
    109,000   Rothmans of Pall Mall Berhad                              628,184
    167,000   Sarawak Enterprises Corp                                   64,603
     65,000   Shell Refinery Co                                          66,711
    375,000   TA Enterprise Berhad                                      107,566
    574,400   Tan Chong Motor Holdings Berhad                           164,762
    139,000   Tenaga Nasional                                           230,447
    236,000   UMW Holdings Berhad                                       244,695
                                                                   ------------
                                                                      8,945,214
                                                                   ------------
              New Zealand - 0.2%
     14,600   Air New Zealand Class B                                    24,180
     88,600   Brierley Investment Ltd (New Zealand)                      20,432
    187,200   Brierley Investment Ltd (Australia)*                       41,847
     51,400   Carter Holt Harvey Ltd                                     47,143
      3,500   Fisher and Paykel Industries Ltd                           12,840
      9,800   Fletcher Challenge Buildings                               15,152
      9,500   Fletcher Challenge Energy                                  16,530


12             See accompanying notes to the financial statements.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

   Shares     Description                                           Value ($)
--------------------------------------------------------------------------------
              New Zealand - continued
     22,800   Fletcher Challenge Paper                                   15,773
     16,300   Lion Nathan Ltd                                            39,212
     52,000   Telecom Corp of New Zealand *                             264,356
      4,200   Wharehouse Group Ltd *                                     15,849
                                                                   ------------
                                                                        513,314
                                                                   ------------
              Norway - 0.5%
      6,300   Aker RGI ASA Class A                                       67,644
      6,800   Bergesen d.y. ASA Class A                                  92,768
      2,600   Bergesen d.y. ASA Class B                                  34,485
     25,900   Christiania Bank OG Kreditkasse                            92,915
     79,700   Den Norske Bank Class A                                   279,879
      2,400   Dyno Industrier AS                                         35,773
      6,300   Elkem AS Class A                                           85,549
      5,500   Fred Olsen Energy *                                        37,864
      5,700   Kvaerner Industrier AS                                    111,242
        200   Leif Hoegh and Co AS                                        2,299
      3,850   Norske Skogindustrier AS Class A                          114,530
      7,800   Petroleum Geo-Services *                                   88,676
      5,200   SAS Norge ASA Class B                                      42,696
                                                                   ------------
                                                                      1,086,320
                                                                   ------------
              Portugal - 0.5%
      3,266   Banco Commercial Portugues (Registered)                    98,200
     20,112   Electricidade de Portugal                                 433,611
     10,591   Portugal Telecom SA                                       518,648
                                                                   ------------
                                                                      1,050,459
                                                                   ------------
              Singapore - 4.7%
     60,000   Cerebos Pacific Ltd                                        93,380
     36,000   Chuan Hup Holdings Ltd                                     12,753
        500   City Developments                                           2,091
    367,000   Comfort Group                                             101,234
     41,000   Creative Technology Ltd                                   530,952
    102,890   Development Bank of Singapore (Foreign                    746,879
              Registered)
    247,984   Hai Sun Hup Group Ltd                                      66,244
     87,564   Haw Par Brothers International Ltd                         98,141
     35,308   Inchcape Berhad                                            38,753
        508   Inchcape Marketing Services *                                 282
    174,441   Jardine Matheson Holdings Ltd                             457,035
    261,500   Jardine Strategic Holdings Ltd                            379,175
     85,000   Marco Polo Developments Ltd                                84,901
     71,000   Metro Holdings Ltd                                         61,022
     93,000   Overseas Chinese Banking (Foreign Registered)             621,080



               See accompanying notes to the financial statements.            13

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

   Shares     Description                                           Value ($)
--------------------------------------------------------------------------------
              Singapore - continued
    285,000   Overseas Union Bank Ltd (Foreign Registered)            1,042,683
      5,000   Prima Ltd                                                   8,362
     72,100   Robinson and Co Ltd                                       183,390
     43,000   Shangri-La Hotel Ltd                                       64,425
    355,000   Singapore Airlines Ltd (Foreign Registered)             2,618,177
    101,000   Singapore Land Ltd                                        199,419
    120,170   Singapore Press Holdings                                1,367,789
    324,000   Singapore Telecom                                         460,976
    214,000   Straits Trading Co Ltd                                    188,897
     39,000   Times Publishing Ltd                                       57,979
    273,000   United Overseas Land                                      172,805
    187,000   Wing Tai Holdings                                         110,767
                                                                   ------------
                                                                      9,769,591
                                                                   ------------
              Spain - 2.4%
      2,300   Aceralia SA                                                27,723
     13,550   Acerinox SA                                               355,501
     10,800   Banco Popular Espanol                                     724,383
      8,500   Compania Espanola de Petroleos SA                         315,384
      8,050   Dragados & Construcciones SA                              311,058
     14,600   Endesa                                                    386,895
      3,960   Fomento de Construcciones y Contratas SA                  280,822
     14,596   Iberdrola SA                                              228,324
     38,920   Repsol SA                                               2,046,500
      7,958   Telefonica de Espana SA                                   363,413
                                                                   ------------
                                                                      5,040,003
                                                                   ------------
              Sweden - 2.2%
     23,808   Assi Doman                                                431,977
     55,700   Avesta Sheffield AB                                       204,839
     12,700   BTL AB Class B *                                           69,439
     14,200   Electrolux AB Class B                                     268,887
        800   Esselte AB Class A                                         12,323
        800   Esselte AB Class B                                         12,762
      1,900   Foreningssparbanken AB Class A                             43,382
     48,000   Mo Och Domsjo AB Class B                                1,253,775
      7,700   Nordbanken Holdings AB                                     46,508
      7,500   Scancem AB Class A                                        260,290
      2,800   Skandia Forsakrings AB                                     51,315
      3,300   Skandinaviska Enskilda Banken Class A                      36,769
     10,155   Skanska AB Class B                                        332,647
      4,100   SKF AB Class B                                             56,417


14             See accompanying notes to the financial statements.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

   Shares     Description                                           Value ($)
--------------------------------------------------------------------------------
              Sweden - continued
     14,400   Ssab Swedish Steel Class A                                151,680
      4,900   Ssab Swedish Steel Class B                                 50,718
     38,200   Svenska Cellulosa Class B                                 760,558
      1,200   Svenska Handelsbanken Class A *                            42,377
      7,200   Svenska Kullagerfabriken AB                                95,129
     21,700   Trelleborg AB Class B                                     194,222
      3,350   Volvo AB Class A                                           85,055
                                                                   ------------
                                                                      4,461,069
                                                                   ------------
              Switzerland - 3.3%
        120   Baloise Holdings                                          103,930
        470   Clariant Namen AG                                         223,477
      9,400   CS Holdings (Registered)                                1,459,577
         40   Financiere Richemont AG Class A                            60,453
         30   Forbo Holdings AG (Registered)                             12,215
         70   Holderbank Financiere Glarus AG (Bearer)                   72,848
        100   Jelmoli (Bearer)                                           87,644
        240   Merkur Holding AG (Registered)                             53,083
      1,025   Nestle AG (Registered)                                  1,934,630
        813   Novartis AG (Registered)                                1,426,208
        400   Oerlikon-Buhrle (Registered)                               47,686
         20   Pharma Vision *                                            14,037
        300   Sairgroup Zuerich (Registered)                             64,594
         30   Schweizerische Industrie-Gesellschaft Holding              15,672
              AG (Registered)
         20   Sika Finanz AG (Bearer)                                     5,148
        350   Swiss Reinsurance (Bearer)                                783,789
      1,130   UBS AG (Registered)                                       351,699
                                                                   ------------
                                                                      6,716,690
                                                                   ------------
              United Kingdom - 22.2%
     43,100   Allied Domecq Plc                                         333,027
     30,400   Allied Zurich Plc *                                       448,778
      1,660   Anglian Water Plc                                          19,440
     33,340   Arcadia Group                                             107,890
     74,200   Arjo Wiggins Appleton Plc                                 144,128
    198,238   ASDA Group                                                494,627
     76,300   Associated British Foods                                  592,217
     13,200   Associated British Ports                                   56,884
     39,190   Barratt Development                                       163,862
     44,890   Bass Plc                                                  623,492
     18,800   Beazer Holmes Plc                                          50,598
    236,000   BG Plc                                                  1,389,759
     28,600   BPB Industries Plc                                        109,961


               See accompanying notes to the financial statements.            15

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

   Shares     Description                                           Value ($)
--------------------------------------------------------------------------------
              United Kingdom - continued
    127,781   British Airways Plc                                       943,179
     24,400   British Energy Plc                                        260,918
    383,000   British Steel Plc                                         760,822
    133,700   British Telecom Plc                                     2,308,833
    133,511   BTR Siebe Plc                                             563,051
     45,600   Cable & Wireless                                          623,492
     29,200   Cable & Wireless Communications *                         345,692
     21,180   Carlton Communications                                    209,011
    110,400   Centrica Plc                                              205,159
    250,800   Coats Viyella                                             154,686
     95,200   Courtaulds Textiles Plc                                   231,816
     19,200   Delta Plc                                                  38,756
      8,900   Electrocomponents Plc                                      51,756
     84,008   Elementis Plc                                              98,917
     54,200   English China Clays Plc                                   207,086
     10,900   First Leisure Plc                                          37,019
     41,500   Great Portland Estates Plc                                131,969
     10,600   Great Universal Stores Plc                                135,001
     66,056   Greenalls Group Plc                                       407,414
     15,700   Greycoat Plc                                               39,739
     19,752   Guardian Royal Exchange                                   112,490
     28,500   Hammerson Plc                                             181,258
    119,512   Hazlewood Foods                                           225,921
    261,372   Hillsdown Holdings Plc                                    284,728
      9,500   Hyder Plc                                                 120,839
     83,000   Inchcape                                                  199,449
     77,591   Ladbroke Group                                            360,472
     56,300   Laird Group                                               199,326
     68,900   Land Securities                                           894,612
     15,600   Laporte Plc                                               140,700
     17,000   Legal & General Group                                     212,425
    101,401   Lonrho Plc                                                659,524
    196,052   Marley Plc                                                386,313
     54,569   MEPC Plc                                                  406,501
    204,300   MFI Furniture Group                                       108,005
     10,700   Mirror Group Plc                                           33,083
    165,493   National Power                                          1,318,971
     25,000   National Westminster Bank                                 517,847
     14,700   Next                                                      170,733
     65,700   Norcros Plc                                                85,780
     53,200   Northern Foods Plc                                         92,045


16             See accompanying notes to the financial statements.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

   Shares     Description                                           Value ($)
--------------------------------------------------------------------------------
              United Kingdom - continued
     92,059   Powergen Plc                                            1,125,998
     14,208   Provident Financial Plc                                   221,922
     12,500   Railtrack Group Plc                                       310,788
     28,700   Rentokil Plc                                              212,416
     91,773   Reuters Holdings Plc                                    1,279,812
     28,190   RMC Group                                                 306,447
     33,400   Royal Bank of Scotland Group                              652,783
    209,100   Royal & Sun Alliance Insurance                          1,753,611
     22,000   Rugby Group                                                34,010
     82,308   Safeway Plc                                               353,708
     23,400   Sainsbury (J)                                             134,952
    104,705   Scottish Hydro-Electric Plc                               970,361
     69,042   Scottish Power Plc                                        644,719
     34,221   Selfridges Plc                                            130,476
     24,400   Severn Trent Plc                                          349,454
     50,900   Slough Estates                                            270,719
     26,800   Smith & Nephew Plc                                         77,280
    243,828   Smithkline Beecham Plc                                  3,433,483
     61,200   Smiths Industries Plc                                     935,325
     23,900   St James's Place Capital                                  111,418
     18,300   Standard Chartered                                        238,951
     73,830   Storehouse Plc                                            178,596
    243,140   Tarmac                                                    416,776
     76,866   Taylor Woodrow Plc                                        207,798
     54,700   Telewest Communications Plc *                             238,352
     41,516   Thames Water Plc                                          684,374
     28,110   Thistle Hotels Plc                                         62,595
     35,700   TI Group Plc                                              222,189
     76,047   Transport Development Group Plc                           283,858
     16,100   Unigate                                                   110,133
    332,312   Unilever Plc                                            3,194,183
    135,868   United Biscuits Plc                                       395,054
     25,352   United Biscuits Plc Class B *                               9,747
    160,000   United Utilities                                        2,028,773
     55,540   Viglen Technology Plc (Entitlement Letters)*                    -
    104,330   Vodafone Group Plc                                      1,927,203
     53,500   Whitbread Plc Class A                                     768,792
    344,069   Wilson (Connolly) Holdings                                694,510


               See accompanying notes to the financial statements.            17

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

   Shares     Description                                           Value ($)
--------------------------------------------------------------------------------
              United Kingdom - continued
      7,400   Wolseley                                                   47,656
     94,288   Yorkshire Water                                           691,806
     22,230   Zeneca                                                    924,499
                                                                   ------------
                                                                     45,635,528
                                                                   ------------

              TOTAL COMMON STOCKS (Cost $198,896,987)                185,425,857
                                                                   ------------
              PREFERRED STOCKS - 0.4%
              Australia - 0.0%
     17,800   Sydney Harbour Casinos                                     17,021
                                                                   ------------

              Austria - 0.1%
      4,177   Bau Holdings AG (Non Voting)                              107,755
                                                                   ------------

              Germany - 0.2%
        150   Hugo Boss                                                 251,934
      1,300   Villeroy & Boch (Non-Voting)                              146,989
      2,250   Volkswagen AG                                              88,424
                                                                   ------------
                                                                        487,347
                                                                   ------------
              Italy - 0.1%
     90,800   Fiat SPA                                                  140,044
      4,500   IFI Istituto Finanziario                                   63,971
                                                                   ------------
                                                                        204,015
                                                                   ------------

              TOTAL PREFERRED STOCKS (Cost $1,169,110)                  816,138
                                                                   ------------

              INVESTMENT FUNDS - 0.1%
              Australia - 0.1%
    142,300   Advance Property Fund                                     130,775
     17,700   Franked Income Fund                                        59,790
                                                                   ------------
                                                                        190,565
                                                                   ------------

              TOTAL INVESTMENT FUNDS (Cost $220,508)                    190,565
                                                                   ------------

              RIGHTS & WARRANTS - 0.0%
              France - 0.0%
    155,500   Eurotunnel SA Warrants 12/31/01 & 10/31/03 *               22,191
      3,420   Generale Des Eaux Warrants 5/2/2001 *                       9,611
                                                                   ------------
                                                                         31,802
                                                                   ------------


18             See accompanying notes to the financial statements.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

   Shares     Description                                           Value ($)
--------------------------------------------------------------------------------
              Hong Kong - 0.0%
     38,275   Century City International Warrants 12/31/99 *                 49
      9,400   Gold Peak Industries Ltd Warrants 8/6/00 *                    546
      9,960   Hysan Development Co Ltd Warrants 4/30/99 *                    19
        100   Innovative International Holding Warrants 8/31/99*              -
     24,025   Kumagai Gumi Warrants 12/31/99 *                              701
     71,049   Lai Sun Hotel International Warrants 4/30/99 *                 92
        450   Wharf Holdings Ltd Warrants 12/31/99 *                         17
                                                                   ------------
                                                                          1,424
                                                                   ------------
              Singapore - 0.0%
    113,800   Asia Food & Properties Ltd Warrants 7/12/02 *               8,535
      9,500   Haw Par Brothers International Ltd Warrants
              7/18/2001 *                                                 2,814
                                                                   ------------
                                                                         11,349
                                                                   ------------
              TOTAL RIGHTS & WARRANTS (Cost $82,291)                     44,575
                                                                   ------------
              SHORT-TERM INVESTMENTS - 11%
              Cash Equivalents - 9.2%
$15,000,000   Wachovia Bank Time Deposit, 4.60% due 3/01/99          15,000,000
  3,952,257   The Boston Global Investment Trust (b)                  3,952,257
                                                                   ------------
                                                                     18,952,257
                                                                   ------------
              U.S. Government - 1.8%
$ 3,900,000   U. S. Treasury Bill, 4.40% due 1/06/2000 (a)            3,746,019
                                                                   ------------

              TOTAL SHORT-TERM INVESTMENTS (Cost $22,705,924)        22,698,276
                                                                   ------------
              TOTAL INVESTMENTS - 101.3%
              (Cost $223,074,820)                                   209,175,411

              Other Assets and Liabilities (net) - (1.3%)            (2,769,351)
                                                                   ------------

              TOTAL NET ASSETS - 100.0%                            $206,406,060
                                                                   ============


               See accompanying notes to the financial statements.            19

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

--------------------------------------------------------------------------------

          Notes to the Schedule of Investments

          (a) This security is held as collateral for open futures contracts.

          (b) Represents investment of security lending collateral (Note 1).

          * Non-income producing security.


20             See accompanying notes to the financial statements.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

--------------------------------------------------------------------------------


          At February 28, 1999, industry sector diversification of the Fund's equity investments was as follows:

          Industry Sector (Unaudited)

          Utilities                                        9.7%
          Banking                                          9.1
          Consumer Goods                                   8.1
          Telecommunications                               6.2
          Services                                         5.1
          Construction                                     4.9
          Transportation                                   4.4
          Electronic Equipment                             4.1
          Chemicals                                        4.0
          Insurance                                        3.9
          Conglomerates                                    3.8
          Oil and Gas                                      3.6
          Food and Beverage                                3.6
          Metals and Mining                                3.5
          Health Care                                      3.5
          Machinery                                        2.9
          Real Estate                                      2.7
          Communications                                   2.3
          Automotive                                       2.2
          Retail Trade                                     1.9
          Paper and Allied Products                        1.8
          Financial Services                               1.7
          Textiles                                         1.1
          Aerospace                                        0.2
          Computers                                        0.1
          Miscellaneous                                    5.6
                                                         -----
                                                         100.0%
                                                         =====


               See accompanying notes to the financial statements.            21

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities - February 28, 1999
--------------------------------------------------------------------------------

Assets:
  Investments, at value (cost $223,074,820) (Note 1)              $ 209,175,411
  Foreign currency, at value (cost $497,196) (Note 1)                   504,413
  Receivable for investments sold                                       929,843
  Dividends and interest receivable                                     411,929
  Foreign withholding taxes receivable                                  322,112
  Receivable for variation margin on open futures contracts
    (Notes 1 and 6)                                                      20,106
  Net receivable for open forward foreign currency contracts
    (Notes 1 and 6)                                                   1,360,038
  Receivable for expenses waived or borne by Manager (Note 2)            69,947
                                                                  -------------

      Total assets                                                  212,793,799
                                                                  -------------

Liabilities:
  Due to custodian                                                       29,537
  Payable for investments purchased                                     429,000
  Accrued Malaysian repatriation taxes (Note 1)                       1,713,378
  Payable upon return of securities loaned (Note 1)                   3,952,257
  Payable to affiliate for (Note 2):
    Management fee                                                      118,361
    Shareholder service fee                                              18,156
  Accrued expenses                                                      127,050
                                                                  -------------

    Total liabilities                                                 6,387,739
                                                                  -------------

Net assets                                                        $ 206,406,060
                                                                  =============
Net assets consist of:
  Paid-in capital                                                 $ 225,369,307
  Distributions in excess of net investment income                     (982,318)
  Accumulated net realized loss                                      (4,429,944)
  Net unrealized depreciation                                       (13,550,985)
                                                                  -------------

                                                                  $ 206,406,060
                                                                  =============
Net assets attributable to:
    Class III Shares                                              $  97,450,066
                                                                  =============
    Class IV Shares                                               $ 108,955,994
                                                                  =============
Shares outstanding:
    Class III                                                        10,505,539
                                                                  =============
    Class IV                                                         11,752,364
                                                                  =============

Net asset value per share:
    Class III                                                     $        9.28
                                                                  =============
    Class IV                                                      $        9.27
                                                                  =============


22             See accompanying notes to the financial statements.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)

Statement of Operations - Year Ended February 28, 1999
--------------------------------------------------------------------------------

Investment income:
  Dividends (net of foreign tax expense of $958,232)               $  8,387,759
  Interest (including securities lending income of $63,425)           1,279,602
                                                                   ------------
    Total income                                                      9,667,361
                                                                   ------------
Expenses:
  Management fee (Note 2)                                             2,606,569
  Custodian fees                                                        594,719
  Audit fees                                                             57,641
  Transfer agent fees                                                    43,939
  Legal fees                                                              5,134
  Registration fees                                                       3,612
  Trustees fees (Note 2)                                                  3,373
  Miscellaneous                                                           4,175
  Fees waived or borne by Manager (Note 2)                           (1,442,434)
                                                                   ------------
                                                                      1,876,728
  Shareholder service fee - (Note 2)
    Class III                                                           229,359
    Class IV                                                            174,904
                                                                   ------------
    Net expenses                                                      2,280,991
                                                                   ------------
      Net investment income                                           7,386,370
                                                                   ------------

Realized and unrealized gain (loss):
    Net realized gain on:
      Investments                                                     9,727,657
      Closed futures contracts                                       21,925,323
      Foreign currency, forward contracts and foreign currency
         related transactions                                            13,061
                                                                   ------------
         Net realized gain                                           31,666,041
                                                                   ------------
    Change in net unrealized appreciation (depreciation) on:
      Investments (Note 1)                                          (26,611,666)
      Open futures contracts                                         (4,880,274)
      Foreign currency, forward contracts and foreign currency
        related transactions                                          1,021,012
                                                                   ------------
        Net unrealized loss                                         (30,470,928)
                                                                   ------------
    Net realized and unrealized gain                                  1,195,113
                                                                   ------------
Net increase in net assets resulting from operations               $  8,581,483
                                                                   ============


               See accompanying notes to the financial statements.            23

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                  Year Ended             Year Ended
Increase (decrease) in net assets:                            February 28, 1999       February 28, 1998
                                                              -----------------       -----------------
Operations:
    Net investment income                                       $   7,386,370           $  12,109,056
    Net realized gain                                              31,666,041              87,568,440
    Change in net unrealized appreciation (depreciation)          (30,470,928)             (6,942,524)
                                                                -------------           -------------

    Net increase in net assets resulting from operations            8,581,483              92,734,972
                                                                -------------           -------------

Distributions to shareholders from:
    Net investment income
      Class III                                                    (1,029,703)            (12,103,195)
      Class IV                                                     (1,302,562)                   --
                                                                -------------           -------------
      Total distributions from net investment income               (2,332,265)            (12,103,195)
                                                                -------------           -------------

    In excess of net investment income
      Class III                                                    (2,513,584)                   --
      Class IV                                                     (3,179,653)                   --
                                                                -------------           -------------
      Total distributions in excess of net investment income       (5,693,237)                   --
                                                                -------------           -------------

    Net realized gains
      Class III                                                   (28,178,223)           (108,544,439)
      Class IV                                                    (33,629,347)                   --
                                                                -------------           -------------
      Total distributions from net realized gains                 (61,807,570)           (108,544,439)
                                                                -------------           -------------
                                                                  (69,833,072)           (120,647,634)
                                                                -------------           -------------

Net share transactions - (Note 5)
      Class III                                                   (78,616,879)           (313,055,281)
      Class IV                                                   (224,207,117)            330,350,503
                                                                -------------           -------------
      Increase (decrease) in net assets resulting from
        net share transactions                                   (302,823,996)             17,295,222
                                                                -------------           -------------

    Total decrease in net assets                                 (364,075,585)            (10,617,440)

Net assets:
    Beginning of period                                           570,481,645             581,099,085
                                                                -------------           -------------

    End of period (including distributions in excess of
      net investment income of $982,318 and
      $7,787,554, respectively)                                 $ 206,406,060           $ 570,481,645
                                                                =============           =============


24             See accompanying notes to the financial statements.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                     Year Ended February 28/29
                                                       --------------------------------------------------
                                                          1999          1998         1997         1996*
                                                       -----------   ----------   ----------   ----------

Net asset value, beginning of period                   $  11.92      $  12.68     $  11.54     $  10.00
Income from investment operations:
  Net investment income                                    0.23 +        0.27 +       0.22         0.23
  Net realized and unrealized gain (loss)                 (0.36)(c)      1.72         1.63         1.44
      Total from investment operations                    (0.13)         1.99         1.85         1.67
Less distributions to shareholders from:
    Net investment income                                 (0.08)        (0.27)       (0.28)       (0.06)
    In excess of net investment income                    (0.21)         -            -            -
    Net realized gains                                    (2.22)        (2.48)       (0.43)       (0.07)
      Total distributions                                 (2.51)        (2.75)       (0.71)       (0.13)
Net asset value, end of period                         $   9.28      $  11.92     $  12.68        11.54
Total Return (a)                                          (1.84%)       17.98%       16.55%       16.66%

Ratios/Supplemental Data:

    Net assets, end of period (000's)                  $ 97,450      $207,653     $581,099      407,227
    Net expenses to average
      daily net assets                                    0.69%          0.69%        0.72%(b)     0.69%**
    Net investment income to average
      daily net assets                                    2.07%          2.15%        2.25%        1.89%**
    Portfolio turnover rate                                 68%            96%          84%           7%
    Fees and expenses voluntarily waived or borne by
      the Manager consisted of the following per
      share amounts:                                   $  0.05       $   0.05     $   0.04     $   0.05

*     Period from June 30, 1995 (commencement of operations) to February 29,
      1996.

**    Annualized

+     Computed using average shares outstanding throughout the period.

(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.

(b) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .03% of average daily net assets.

(c) The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments for the period ended February 28, 1999 due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.


               See accompanying notes to the financial statements.            25

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                 Period from January 9, 1998
                                                  Year Ended     (commencement of operations)
                                              February 28, 1999      to February 28, 1998
                                              -----------------      --------------------

Net asset value, beginning of period              $   11.92               $   10.87
                                                  ---------               ---------

Income from investment operations:
  Net investment income                                0.24 +                  0.01 +
  Net realized and unrealized gain (loss)             (0.36)(b)                1.04
                                                  ---------               ---------

    Total from investment operations                  (0.12)                   1.05
                                                  ---------               ---------

Less distributions to shareholders from:
    Net investment income                             (0.09)                    -
    In excess of net investment income                (0.22)                    -
    Net realized gains                                (2.22)                    -
                                                  ---------               ---------

      Total distributions                             (2.53)                    -
                                                  ---------               ---------

Net asset value, end of period                    $    9.27               $   11.92
                                                  =========               =========

Total Return (a)                                      (1.79%)                  9.66%


Ratios/Supplemental Data:

    Net assets, end of period (000's)             $ 108,956               $ 362,829
    Net expenses to average
      daily net assets                                 0.63%                   0.63% *
    Net investment income to average
      daily net assets                                 2.17%                   0.72% *
    Portfolio turnover rate                              68%                     96%
    Fees and expenses voluntarily waived or
      borne by the Manager consisted of the
      following per share amounts:                $    0.05               $    0.01

+     Computed using average shares outstanding throughout the period.

*     Annualized

(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.

(b) The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments for the period ended February 28, 1999 due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.


26             See accompanying notes to the financial statements.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)

Notes to Financial Statements
February 28, 1999
--------------------------------------------------------------------------------

1.    Significant accounting policies

      GMO Currency Hedged International Core Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

      The Fund seeks maximum total return through investment in a portfolio of common stocks of non- U.S. issuers and through management of the Fund's foreign currency positions.

      Prior to January 9, 1998, the Fund offered three classes of shares: Class I, Class II, and Class III. Effective January 9, 1998, Class I and Class II shares ceased to be offered, and Class IV shares commenced operations. The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully described in the Trust's prospectus.

      The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      Portfolio valuation

      Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      On September 1, 1998, the Malaysian government introduced capital controls effectively eliminating trading of the Malaysian ringgit. Effective February 4, 1999, the Malaysian government modified these restrictions. Funds invested in Malaysia as of February 15, 1999 and repatriated within one year of September 1, 1998, or one year from the date of the investment if after September 1, 1998, are subject to a graduated repatriation tax on the principal invested with a maximum of 30%. The Fund has recorded an accrual in the amount of $1,713,378 for potential repatriation tax on principal invested prior to

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

      February 15, 1999. The accrual for Malaysian repatriation taxes is included in the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Funds invested in Malaysia on or after February 15, 1999 are subject to a repatriation tax on capital gains of 30% for currency repatriated in less than one year of the initial investment and 10% for currency repatriated after one year of the initial investment. The Fund has not made any additional investments in Malaysia on or after February 15, 1999 and accordingly no tax provision for capital gains has been accrued.

      Foreign currency translation

      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      Futures contracts

      The Fund may purchase and sell stock index futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a specified price at a given date. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is subsequently settled. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of February 28, 1999.

      Forward currency contracts

      The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

      contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of February 28, 1999.

      Swap agreements

      The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to the equity markets. The Fund enters into total return swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the price of the security or index underlying these transactions. At February 28, 1999, there were no open swap agreements.

      Security lending

      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At February 28, 1999, the Fund loaned securities having a market value of $3,249,193 collateralized by cash in the amount of $3,952,257 which was invested in a short-term instrument.

      Taxes

      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

      income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

      Distributions to shareholders

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. The Fund declares separate dividends from net investment income on each class of shares.

      Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to foreign currency and passive foreign investment company transactions.

      The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 28, 1999. This reclassification has no impact on net investment income, realized gain/loss and net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

           Accumulated
        Undistributed Net         Accumulated Net Realized
        Investment Income               Gain/(Loss)             Paid-in Capital
      ---------------------      --------------------------    -----------------

           $7,444,368                   ($7,444,368)                   $0

      Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

      Security transactions and related investment income

      Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      Allocation of operating activity

      The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

      Purchases and redemptions of Fund shares

      The premium on cash purchases of Fund shares is .60% of the amount invested. All purchase premiums are paid to and recorded by the Fund as paid-in capital. These fees are allocated relative to each class' net assets on the share transaction date. Purchase premiums are included as part of each class' "shares sold" as summarized in Note 5. For the year ended February 28, 1999, the Fund received $10,896 in purchase premiums. There is no premium for cash redemptions or reinvested distributions. While no purchase premium is normally charged with respect to in-kind purchases of Fund shares, a purchase premium of up to .10% may be charged on certain in-kind purchases.

      Investment risk

      There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.    Fees and other transactions with affiliates

      GMO earns a management fee paid monthly at the annual rate of .75% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .15% for Class III shares and .09% for Class IV shares.

      GMO agreed to waive a portion of its fee and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceed .54% of average daily net assets.

      Effective March 1, 1999, GMO's contractual management fee was reduced to .54% of average daily net assets. GMO entered into a binding agreement effective until February 29, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the year ended February 28, 1999, was $3,373. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

3.    Purchases and sales of securities

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 28, 1999, aggregated $227,329,158 and $582,161,681, respectively.

      At February 28, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in the value of investments held were as follows:

                         Gross Unrealized     Gross Unrealized    Net Unrealized
       Aggregate Cost      Appreciation         Depreciation       Depreciation
      ----------------  ------------------   ------------------  ---------------
        $228,113,052       $16,438,641           $35,376,282       $18,937,641

4.    Principal shareholders

      At February 28, 1999, 50% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the outstanding shares of the Fund.

5.    Share transactions

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including a class' portion of the purchase premiums received by the Fund, were as follows:

      Class III:             Year Ended                      Year Ended
                          February 28, 1999               February 28, 1998
                    -----------------------------   ----------------------------
                        Shares         Amount          Shares         Amount
                    -------------  --------------   ------------  --------------
      Shares sold         563,792  $   5,359,120      8,582,791   $ 112,053,373

      Shares issued to
      shareholders in
      reinvestment of
      distributions     3,031,071     31,219,975     10,291,607     116,658,063

      Shares
      repurchased     (10,514,340)  (115,195,974)   (47,260,509)   (541,766,717)
                    -------------  -------------   ------------   -------------

      Net decrease     (6,919,477) $ (78,616,879)   (28,386,111)  $(313,055,281)
                    =============  =============   ============   =============

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

      Share transactions - continued

                                                    Period from January 9, 1998
      Class IV:               Year Ended            (commencement of operations)
                           February 28, 1999            to February 28, 1998
                      ---------------------------   ----------------------------
                        Shares          Amount          Shares        Amount
                      -----------   -------------   -------------  ------------
      Shares sold              --   $       6,173      31,203,675  $339,183,949

      Shares issued to
      shareholders in
      reinvestment of
      distributions     3,403,005      35,243,016              --            --

      Shares
      repurchased     (22,085,761)   (259,456,306)       (768,555)   (8,833,446)
                      -----------   -------------   -------------  ------------
      Net increase/
      (decrease)      (18,682,756)  $(224,207,117)     30,435,120  $330,350,503
                      ===========   =============   =============  ============

6.    Financial instruments

      A summary of outstanding financial instruments at February 28, 1999 is as follows:

      Forward currency contracts

                                                                  Net Unrealized
      Settlement                         Units                     Appreciation
         Date      Deliver/Receive    of Currency      Value      (Depreciation)
      ----------- ----------------- --------------  ------------  --------------
      Buys

      4/9/99             AUD             6,739,373  $  4,185,746  $   (53,486)
      4/9/99             CAD            22,972,399    15,216,880       162,219
      8/27/99            CHF            21,333,696    15,003,046     (400,411)
      8/27/99            DKK            32,686,240     4,865,367      (89,700)
      8/27/99            EUR            62,227,536    69,008,125   (1,956,554)
      8/27/99            GBP            15,101,566    24,172,927     (464,186)
      4/9/99             HKD           134,926,706    17,397,095        40,186
      4/9/99             JPY         4,825,040,004    40,881,081     (714,424)

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

      Forward currency contracts - continued

                                                                  Net Unrealized
      Settlement                        Units                      Appreciation
      Date        Deliver/Receive    of Currency       Value      (Depreciation)
      ----------- ----------------  --------------  ------------  --------------
      8/27/99           NOK           169,722,980   $ 21,268,351  $    (580,837)
      4/9/99            NZD            16,025,052      8,402,432        (90,045)
      8/27/99           SEK           252,008,613     30,971,105       (972,785)
      4/9/99            SGD             4,288,008      2,495,829        (92,464)
                                                                  -------------
                                                                  $  (5,212,487)
                                                                  =============

      Sales

      4/9/99             AUD           26,196,277   $ 16,270,202  $     218,163
      4/9/99             CAD           24,872,288     16,475,363       (317,178)
      8/27/99            CHF           43,164,070     30,355,383        614,490
      8/27/99            DKK           61,389,724      9,137,899        227,809
      8/27/99            EUR           98,338,794    109,054,226      3,088,186
      8/27/99            GBP           46,961,786     75,171,267      1,376,445
      4/9/99             HKD          194,108,066     25,027,784        (75,567)
      4/9/99             JPY        9,080,729,915     76,938,234       (868,691)
      8/27/99            NOK          126,469,096     15,848,114        352,942
      4/9/99             NZD           17,721,119      9,291,732         74,681
      8/27/99            SEK          282,659,034     34,737,950      1,504,577
      4/9/99             SGD           13,050,817      7,596,208        376,668
                                                                  -------------
                                                                  $   6,572,525
                                                                  =============

      Currency Abbreviations:

      AUD   Australian Dollar                     HKD     Hong Kong Dollar
      CAD   Canadian Dollar                       JPY     Japanese Yen
      CHF   Swiss Franc                           NOK     Norwegian Kroner
      DKK   Danish Krona                          NZD     New Zealand Dollar
      EUR   Euro                                  SEK     Swedish Krona
      GBP   British Pound                         SGD     Singapore Dollar

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

      Futures contracts

                                                                  Net Unrealized
       Number of                                     Contract      Appreciation
       Contracts       Type      Expiration Date      Value       (Depreciation)
      ------------ ------------  ---------------  -------------  ---------------
      Buys
          117          DAX          March 1999    $ 15,760,799    $    559,527
          103         CAC 40        March 1999       4,627,885          (6,357)
          23          MIB 30        March 1999       4,580,562         355,500
                                                                  ------------
                                                                  $    908,670
                                                                  ============
      Sales
          34         ALL ORDS       March 1999    $  1,525,363    $    (41,974)
          17         FTSE 100       March 1999       1,677,069         (72,773)
           8        HANG SENG       March 1999         507,502         (27,446)
          23         IBEX 35        March 1999       2,517,630         (50,290)
          14          TSE 35        March 1999       1,627,691          (8,963)
          22        OMX STOCK       March 1999         195,701           2,200
           4          TOPIX         March 1999         377,075          (8,707)
                                                                  ------------
                                                                  $   (207,953)
                                                                  ============

      At February 28, 1999, the Fund has cash and/or securities to cover any margin requirements on open futures contracts.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)

Federal Tax Information - (Unaudited)
February 28, 1999
--------------------------------------------------------------------------------

      For the fiscal year ended February 28, 1999, all the Fund's distributions are from investment company taxable income, except that the Fund has designated 25.29% of distributions as net capital gain dividends.

      The Fund has elected to defer to March 1, 1999 post-October capital losses of $5,807,525.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)

Portfolio Managers

Mr. R. Jeremy Grantham and Mr. Christopher Darnell are primarily responsible for the day-to-day management of the Fund's portfolio. Each of these individuals has been a portfolio manager at Grantham, Mayo, Van Otterloo & Co. LLC for more than fifteen years.

Management Discussion and Analysis of Fund Performance

The Class III shares of the GMO Currency Hedged International Core Fund returned -1.8% for the fiscal year ended February 28, 1999 as compared to 6.4% for the GMO EAFE-Lite Hedged Index. Consistent with the Fund's investment objectives and policies, the Fund was invested substantially in common stocks throughout the period.

The fiscal year was an extraordinarily volatile year in the global equity markets. As was the case in the U.S., the international markets got off to a very strong start. However, the global financial crisis that ensued in the third quarter effectively wiped out all of these returns. The global equity markets then rebounded sharply in late 1998, a period in which EAFE-Lite rose by 20.1%. Europe, which accounted for 79% of EAFE-Lite at year-end, returned 11% for the fiscal year in local terms, Japan declined by -11.3%, however the strengthening of the Japanese yen relative to the dollar (6.8%) offset the majority of the decline in local terms.

In Europe, Finland (+76%), Belgium (+40%), Italy (+23%), France (+19%) and Spain (+17%) were the strongest performing markets. Most of the other major European countries had significant positive returns. Austria (-7.1%), Norway (-27.8%) and Denmark (+1.3%) were the only notable exceptions. Outside of Japan, the Pacific Rim markets were weak with the exception of Australia, which returned 10.8%.

Effect of Country Weights

County selection added modestly to the Fund's performance for the year. Although the Fund was, on average, 11% underweight in Europe during the year, the positive contribution derived from overweighting Italy more than offset the Fund's underweight positions in the rest of the region. Overweight positions in Canada and Singapore, which both underperformed EAFE-Lite for the year, somewhat offset the benefit from overweighting Italy and underweighting Japan.

Effect of Stock Selection

Stock selection was the largest source of underperformance as to Fund's tilts towards small-cap and value stocks were not rewarded in the bull market environment that continued to favor the largest international stocks. The performance of the developed international markets was extremely narrow; for calendar year l998 only 25 stocks accounted for over 50% of EAFE's return. The Fund's underweight positions in this group of companies, particularily in the telecommunications and pharmacutical sectors, were a contributing factor to its underperfomance.

The majority of the Fund's underperformance was concentrated in Europe, where the Fund's strategy of emphasizing value and mid-cap stocks (i.e., the smallest 20% to 25% of stocks in the EAFE universe) and underweighting large, multinational stocks detracted from performance. The Fund's Japanese holdings added value, as the Fund held no weight in the poor-performing bank sector and an overweight position in Japanese small-cap stocks added value. Although strong stock selection within Japan added positively to the Fund's overall performance, the effect was not sufficient to compensate for underperformance in Europe.

Portfolio Structure and Outlook

The events of the past several years (the bull market in the U.S. and Europe, the collapse of Southeast Asian markets aid the poor performance of the Japanese stock market and economy) have driven valuations significantly away from fair value. Today value is exceptionally well positioned for picking countries and companies. Spreads between the cheapest and most expensive countries (even after excluding Southeast Asia) have reached their most attractive levels in fourteen years. European value stocks are exceptionally attractive, having reached their cheapest levels in fifteen years. Small international stocks have fallen to levels that represent a once in forty-year opportunity (i.e., a three- to four-standard deviation move away from their fair value).

The Fund's strategy of emphasizing stocks and countries with attractive valuations will continue to capitalize on these misvaluations. We recognize that it has been extremely difficult to endure the underperformance of a value-driven strategy over the past several years, however, today the Fund's strategy is well-positioned to capitalize on the conditions that will bring value and smaller EAFE stocks in line with more normal historical levels. It is our expectation that clients will be handsomely rewarded for their patience as the market cycle turns in favor of value.

As of year-end, the Fund now neutral on the Japanese market relative to the benchmark. While significant reform is still needed to tackle the problems of excess saving and investment in Japan, we believe Japan is much less susceptible in a world of expensively valued U.S. and European markets. The Fund remains underweight in the yen, as we believe that a weaker yen is a precondition to restoring the viability of the Japanese economy. The Fund remains underweight in Europe in favor of ex-Japan Asia, where the markets have very strong upside potential and are trading at extremely cheap levels.

The views expressed here are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC Management. They are not meant as investment advice.

--------------------------------------------------------------------------------

            Comparison of Change in Value of a $10,000 Investment in
      GMO Currency Hedged International Core Fund Class III Shares and the
                                MSCI EAFE Index
                            As of February 28, 1999

--------------------------------------------------------------------------------
                          Average Annual Total Return
--------------------------------------------------------------------------------
                                                           Since
                         1 Year                          Inception
--------------------------------------------------------------------------------
Class                                                     6/30/95
 III                     -2.4%                             13.0%
--------------------------------------------------------------------------------
Class                                                     1/9/98
 IV                      -2.4%                              6.2%
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

Date             GMO Currency Hedged
               International Core Fund                           GMO EAFE-Lite
                  Class III Shares         MSCI EAFE Index        Hedged Index
               -----------------------     ---------------        ------------
  1/31/95
  6/30/95                 9,940                 10,000               10,000
  9/30/95                10,666                 10,417               10,950
 12/31/95                11,235                 10,838               11,610
  3/31/96                11,767                 11,151               12,299
  6/30/96                12,229                 11,327               12,737
  9/30/96                12,326                 11,314               12,922
 12/31/96                12,952                 11,494               13,469
  3/31/97                13,399                 11,314               14,185
  6/30/97                14,528                 12,782               15,867
  9/30/97                15,347                 12,692               16,551
 12/31/97                14,622                 11,697               15,924
  3/31/98                17,164                 13,418               18,794
  6/30/98                17,070                 13,560               19,151
  9/30/98                13,777                 11,631               15,649
 12/31/98                15,687                 14,034               18,422
  2/28/99                15,654                 13,659               18,885

Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on reinvested distributions. Each performance figure assumes purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of 60 bp on the purchase. Transaction fees are paid to the Fund to cover trading costs. Performance for Class IV shares may be different due to lower shareholder service fees. Past performance is not indicative of future performance. Information is unaudited.

--------------------------------------------------------------------------------

GMO International Core Fund
(A Series of GMO Trust)
Annual Report
February 28, 1999

                        Report of Independent Accountants

To the Trustees of GMO Trust and the Shareholders of GMO International Core Fund (A Series of GMO Trust)

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO International Core Fund at February 28, 1999 and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
April 22, 1999

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
February 28, 1999

Shares          Description                                            Value ($)
--------------------------------------------------------------------------------
                COMMON STOCKS - 92.3%
                Australia - 6.5%
       44,596   Amalgamated Holdings Ltd                                 127,660
      138,300   AMP Ltd                                                1,565,888
      638,075   Australia and New Zealand Banking Group Ltd            4,120,612
      180,691   Australian Gas & Light                                 1,184,721
       22,700   Bank of Western Australia                                 43,696
      645,267   Boral Ltd                                                929,574
    1,118,700   Broken Hill Proprietary Ltd                            8,398,400
      165,969   Caltex Australia Ltd                                     379,255
      553,100   Capital Property Trust                                   710,936
      257,600   Capral Aluminum Ltd                                      359,903
    1,526,787   Coles Myer Ltd                                         8,153,302
    1,145,700   Colonial Ltd                                           4,331,851
      136,787   Commonwealth Bank of Australia                         2,055,497
      447,662   Consolidated Rutile Ltd *                                202,922
      101,149   Cortecs Plc *                                             37,685
       28,100   Coventry Group Ltd                                        88,465
      476,000   CRA Ltd                                                5,951,051
      105,300   CSL Ltd                                                  940,970
    1,401,096   CSR Ltd                                                3,375,641
      576,600   Cultus Petroleum *                                       162,908
      781,254   Delta Gold                                             1,154,585
       53,682   Energy Resources of Australia Class A                     56,668
      293,731   Foodland Associated                                    2,188,707
    2,141,472   Fosters Brewing Group Ltd                              6,143,431
       45,490   G E Crane Holdings Ltd                                   264,110
      963,928   General Property Trust Units                           1,616,088
    3,521,031   Goodman Fielder Ltd                                    3,257,712
        6,607   Hardie (James) Industries Ltd                             14,564
      159,873   Harvey Norman Holdings                                 1,538,734
      175,000   Jupiters Ltd                                             453,138
      100,500   Leighton Holdings                                        330,749
      103,800   Lend Lease Corp Ltd                                    1,289,092
      211,600   Mayne Nickless Ltd                                       689,813
    1,166,579   MIM Holdings Ltd                                         507,071
      148,488   Mirvac Ltd                                               184,407
       11,594   Mount Leyshon Gold Mines                                  14,183
      561,408   National Australia Bank Ltd                            9,360,079
      831,873   National Food Ltd                                      1,611,641
    1,005,700   National Mutual Holdings                               1,661,142

              See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments- continued
(showing percentage of total net assets)
February 28, 1999

Shares          Description                                         Value ($)
--------------------------------------------------------------------------------
                Australia - continued
    1,134,650   National Mutual Property Trust                           887,747
    3,531,407   News Corp Ltd                                         24,778,947
    2,880,111   Normandy Mining Ltd                                    2,467,999
      653,960   Pacific Dunlop Ltd                                     1,141,075
    1,372,717   Pioneer International Ltd                              2,766,001
      256,721   PMP Communications Ltd                                   503,738
    1,934,879   Qantas Airways Ltd                                     5,106,218
      129,007   Rothmans Holdings Ltd                                  1,017,358
    1,180,292   Santos Ltd                                             3,268,744
    1,306,039   Schroders Property                                     1,978,803
      216,469   Sea World Property Trust                                 127,696
      141,940   Simsmetal Ltd                                            524,419
      289,100   Southcorp Holdings Ltd                                 1,113,003
      116,600   St George Bank                                           733,440
       88,200   Suncorp Metway Ltd                                       491,596
      503,700   Tabcorp Holdings                                       3,534,329
    2,945,200   Telstra Corporation                                   15,025,601
       14,999   W H Soul Pattison & Co Ltd                               279,409
      916,467   Western Mining Corp Holdings Ltd                       2,845,401
      175,200   Westfarmers Ltd                                        1,756,313
    2,718,300   Westfield America Trust                                2,700,685
      471,100   Westfield Holdings Ltd                                 2,809,161
    2,299,508   Westfield Trust Units                                  4,712,002
    1,729,691   Westpac Banking Corp                                  11,435,428
      363,300   Woodside Petroleum Ltd                                 1,775,402
                                                                 ---------------
                                                                     169,237,366
                                                                 ---------------
                Austria - 3.1%
        2,023   Austria Mikro Systeme International                       66,511
       25,556   Austria Tabakwerke AG                                  1,887,760
       47,739   Austrian Airlines                                      1,572,165
       47,415   Boehler Uddeholm (Bearer)                              2,272,495
       84,489   Brau Union AG                                          4,396,246
       19,429   EA-Generali AG                                         4,297,629
      121,497   Erste Bank Der Oesterreichischen Sparkassen AG         5,728,385
        7,655   Interunfall Versicherung AG                            1,067,216
        9,192   Leykam-Muerztaler Papier und Zellstoff AG *              213,414
       24,390   Mayr-Melnhof Karton AG (Bearer)                        1,161,729
       43,209   Oesterreichische Brau Beteiligungs AG                  2,059,053
       65,063   Oesterreichische Elektrizitaetswirtschafts AG         10,427,745

              See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments- continued
(showing percentage of total net assets)
February 28, 1999

Shares          Description                                         Value ($)
--------------------------------------------------------------------------------
                Austria - continued
      319,709   Oesterreichische Laenderbank AG                       17,197,067
       23,217   OMV AG                                                 2,140,863
      220,591   Radex-Heraklith AG                                     6,095,010
      650,276   Voest-Alpine Stahl AG                                 20,030,364
                                                                 ---------------
                                                                      80,613,652
                                                                 ---------------
                Belgium - 1.4%
       15,675   Almanij NV                                             1,212,249
        7,400   Arbed SA                                                 541,827
        2,030   Bekaert SA                                               833,434
       15,275   CBR Cimenteries NPV                                    1,343,966
       89,000   Cockerill Sambre SA                                      399,592
       35,400   Compagnie Benelux Paribas SA                           2,490,948
        2,050   Compagnie Maritime Belge SA                               70,550
       18,100   Credit Commercial Dexia                                2,741,960
       23,975   Electrabel SA                                         10,001,051
       23,800   Electrafina NPV                                        2,832,107
        4,921   Fortis (B)                                               179,077
        3,550   Glaverbel NPV                                            358,525
       11,600   Groupe Bruxelles Lambert NPV                           2,164,763
       12,200   Petrofina SA Bruxelles                                 5,640,942
       59,260   Solvay Et Cie                                          4,072,297
        5,150   Tessenderlo Chemie                                       253,838
       29,100   Union Miniere NPV                                        948,114
                                                                 ---------------
                                                                      36,085,240
                                                                 ---------------
                Canada - 2.1%
       80,019   Abitibi Consolidated Inc                                 638,774
       36,000   Agrium Inc                                               286,187
       70,200   Alcan Aluminum Ltd                                     1,702,100
       79,304   BCE Inc                                                3,209,986
       73,256   BCT Telus Communications Inc                           2,033,406
       24,418   BCT Telus Communications Inc Class A (Non Voting)        637,343
       54,500   Biochem Pharma Inc *                                   1,335,873
       45,200   Canadian Hotel Inc                                     2,179,901
       19,175   Canadian Hunter Exploration Ltd *                        139,732
       25,000   Canadian Tire Corp Ltd Class A                           635,972
      109,111   Cominco Ltd                                            1,499,870
      165,500   Dofasco Inc                                            2,083,140
      167,918   Domtar Inc                                             1,001,167
      121,700   Donohue Inc Class A                                    2,467,055

              See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments- continued
(showing percentage of total net assets)
February 28, 1999

Shares          Description                                         Value ($)
--------------------------------------------------------------------------------
                Canada - continued
      226,500   Falconbridge Ltd                                       2,513,332
       76,007   Fletcher Challenge Ltd Class A                           704,934
      246,002   Gulf Canada Resources Ltd                                585,059
        3,600   Hollinger Inc                                             39,709
       28,010   Hudsons Bay Co                                           270,915
       38,600   Imasco Ltd                                               846,413
       72,300   Inco Ltd *                                               905,247
        2,200   Ipsco Inc                                                 37,238
      210,700   Laidlaw Inc                                            1,619,159
       26,500   Magna International Class A                            1,579,993
       60,700   Methanex Corp *                                          259,367
       63,600   Molson Co Ltd Class A                                    905,863
       80,400   Moore Corporation Ltd                                    844,213
       27,641   Nexfor Inc                                               107,121
       76,700   Noranda Inc                                              825,687
      103,100   NS Power Holdings Inc                                  1,243,074
       37,300   Potash Corp of Saskatchewan                            2,116,426
       45,800   Quebecor Inc Class B                                   1,001,259
       58,400   Renaissance Energy Ltd *                                 514,554
      133,100   Rogers Cantel Mobile Communications Class B *          2,050,066
      166,600   Seagram Ltd                                            7,714,700
       58,706   Teck Corp Class B                                        414,189
      110,400   Transalta Corp                                         1,788,195
      344,404   Transcanada Pipelines Ltd                              4,722,864
       23,101   United Dominion Industries Ltd                           446,104
       66,200   Westcoast Energy Inc                                   1,298,125
                                                                 ---------------
                                                                      55,204,312
                                                                 ---------------
                Finland - 0.6%
       41,700   Amer Group Class A                                       617,978
       29,600   Cultor OY Class 1                                        272,945
      449,700   Enso OY Class R                                        3,973,948
       82,500   Finnair Class A                                          426,558
        1,700   Huhtamaki OY Class I                                      56,713
       26,738   Instrumentarium OY Class A                               804,235
      156,900   Kesko OY                                               2,228,746
        7,100   Kone Corp Class B                                        806,682
       25,200   Metra AB Class A                                         484,108
        9,200   Metra AB Class B                                         171,688
       38,500   Outokumpu Class A                                        337,684

              See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments- continued
(showing percentage of total net assets)
February 28, 1999

Shares          Description                                         Value ($)
--------------------------------------------------------------------------------
                Finland - continued
       83,800   Partek OY                                                708,334
        6,200   Rauma OY                                                  71,464
      185,901   Rautaruukki OY                                         1,163,215
       42,250   Stockmann AB Class A                                     976,298
       19,400   Stockmann AB Class B                                     331,158
       29,000   UPM-Kymmene OY                                           752,892
        8,900   Valmet OY                                                 92,815
                                                                 ---------------
                                                                      14,277,461
                                                                 ---------------
                France - 10.3%
       27,839   Accor SA                                               6,478,776
       58,250   Air Liquide Class L                                    8,683,587
      142,500   Assurances Generales De France (Bearer)                8,056,113
       13,870   Axa SA                                                 1,808,824
       80,773   Banque Nationale de Paris                              6,446,204
       54,720   Banque Paribas Class A                                 4,715,407
       29,450   BIC SA                                                 1,519,451
        4,332   Bongrain                                               1,659,653
       10,070   Bull SA *                                                 64,115
       21,672   Christian Dior                                         2,490,859
      109,270   Compagnie Generale d'Industrie
                  et de Participations                                 5,931,584
        9,919   Credit Commercial de France                              854,754
       13,867   Credit Local de France SA                              1,864,756
      265,509   Credit Lyonnais *                                     11,661,415
       76,090   Elf Aquitaine SA                                       7,935,141
       79,988   Eridania Beghin-Say SA                                11,590,501
        7,140   Essilor International                                  2,727,601
          964   Fromageries Bel SA                                       698,432
      120,980   Groupe Danone                                         30,133,635
       26,950   Imetal                                                 3,195,111
      234,614   Lafarge Coppee SA                                     22,277,860
       55,485   Lyonnaise Des Eaux                                    11,091,467
      109,175   Pernod Ricard                                          6,459,746
      105,582   Peugeot SA                                            14,082,171
       87,741   Remy Cointreau SA *                                    1,377,343
      232,610   Renault SA                                            10,852,274
      418,968   Rhone Poulenc SA Class A                              19,201,749
      157,636   Saint-Gobain                                          24,503,161
        4,920   Seb SA                                                   324,056
       25,310   Seita                                                  1,500,339

              See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments- continued
(showing percentage of total net assets)
February 28, 1999

Shares          Description                                         Value ($)
--------------------------------------------------------------------------------
                France - continued
       14,065   Societe Eurafrance                                     6,971,094
       71,765   Societe Generale Paris                                10,532,890
      126,891   SPIE Batignolles                                       7,452,261
       70,383   Thomson CSF                                            2,086,099
       34,380   Total SA                                               3,585,361
      456,220   Usinor Sacilor                                         5,599,117
                                                                 ---------------
                                                                     266,412,907
                                                                 ---------------
                Germany - 6.4%
        7,850   Adidas Salomon AG                                        751,432
      113,545   AGIV AG                                                2,393,165
       16,050   Axa Colonia Konzern AG                                 1,427,130
      523,750   BASF AG                                               18,139,564
      433,900   Bayer AG                                              15,361,118
        3,900   Bayerische Motorenwerke AG                             2,817,046
       66,387   Bayerische Vereinsbank                                 3,760,419
      176,780   Berliner Kraft & Licht AG Class A                      3,852,096
      252,066   Continental AG                                         6,281,214
       44,100   Deutsche Bank AG                                       2,301,932
      319,100   Deutsche Telekom AG                                   14,642,207
      118,650   Douglas Holdings AG                                    5,652,765
       72,900   Dresdner Bank                                          2,536,823
       24,478   FAG Kugelfischer                                         205,561
       19,200   Fresenius Medical Care AG                              1,119,178
       10,250   Friedrich Krupp AG                                     1,507,760
       90,555   Heidelberg Port-Zement                                 6,163,219
        3,500   Hochtief AG                                              115,648
      208,363   Klockner Humboldt Deutz *                              1,598,826
        8,000   Linde AG                                               4,496,384
       22,650   Lufthansa AG                                             498,524
       11,100   MAN AG                                                 3,026,760
       12,100   Phoenix AG                                               201,898
          800   Preussag AG                                              387,286
       43,109   Schering AG                                            5,541,512
       17,550   Schwarz Pharma AG                                        969,055
      496,250   Siemens AG                                            31,323,610
      135,342   SKW Trostberg AG                                       3,053,148
        1,050   Suedzucker AG                                            424,171
       32,350   Thyssen AG                                             6,552,003

              See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments- continued
(showing percentage of total net assets)
February 28, 1999

Shares          Description                                         Value ($)
--------------------------------------------------------------------------------
                Germany - continued
      325,400   Veba AG                                               17,360,302
        2,850   Viag AG                                                1,521,432
                                                                 ---------------
                                                                     165,983,188
                                                                 ---------------
                Hong Kong - 3.4%
      637,000   Amoy Properties Ltd                                      460,418
       28,000   Asia Satellite Telecom                                    45,174
    7,977,000   Cathay Pacific Airways Ltd                             8,905,947
      389,000   Cheung Kong Holdings                                   2,648,479
    3,582,122   Chinese Estates Holdings Ltd                             545,565
    3,610,000   CLP Holdings Ltd                                      17,006,873
      876,000   Dairy Farm International                                 937,320
      832,800   Dao Heng Bank                                          2,268,024
      322,766   Dickson Concept International Ltd                        249,956
    3,571,300   Elec & Eltek International Holdings Ltd                  682,201
    1,211,128   Great Eagle Holdings Ltd                               1,117,688
    1,019,700   Guoco Group                                            1,579,349
    3,153,700   Hang Lung Development Co Ltd                           3,032,502
    5,671,000   Henderson Investment Ltd                               3,202,301
    1,112,400   Hong Kong Aircraft Engineering Co Ltd                  1,830,609
    5,374,800   Hong Kong Electric Holdings Ltd                       15,296,614
      818,700   Hong Kong Ferry Co Ltd                                   845,355
    3,480,800   Hong Kong Telecommunications                           5,817,994
       11,000   Hutchison Whampoa                                         76,312
       69,000   Johnson Electric Holding                                 182,240
       12,000   Kowloon Motor Bus Co Ltd                                  20,212
          622   Kumagai Gumi Ltd                                             221
    2,221,700   Lai Sun Garment International Ltd                        129,039
      369,322   Leading Spirit Conrowa Electric *                          3,480
    3,038,462   Mandarin Oriental                                      1,473,654
      657,017   Mount Batten Corp *                                        1,272
    1,369,800   New Asia Realty & Trust Class A                        1,131,518
      322,000   New World Development Co Ltd                             594,314
      514,000   Pacific Plywood Holding Ltd *                              6,634
          200   Paul Y ITC Construction Holdings Ltd                          17
       61,000   Realty Development Corp Ltd Class A                       64,561
   33,504,371   Regal Hotels International Ltd                         3,546,008
       10,000   San Miguel Brewery Ltd                                       994
      325,000   Shaw Brothers Ltd                                        125,843
    2,683,000   Shun Tak Holdings Ltd                                    439,793

              See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments- continued
(showing percentage of total net assets)
February 28, 1999

Shares          Description                                         Value ($)
--------------------------------------------------------------------------------
                Hong Kong - continued
    6,891,000   South China Morning Post Ltd                           2,957,320
      784,000   Sun Hung Kai Properties Ltd                            5,337,808
    3,844,800   Wheelock and Co Ltd                                    2,369,581
       54,204   Wing Lung Bank                                           159,511
       39,000   Winsor Properties Holdings Ltd                             9,514
    1,325,200   Yue Yuen Industrial Holdings                           1,898,580
                                                                 ---------------
                                                                      87,000,795
                                                                 ---------------
                Italy - 4.2%
      621,315   Alitalia Linee Aeree *                                 2,332,606
       92,500   Alleanza Assicurazioni-RNC                               624,483
      378,000   Assicurazioni Generali SPA                            14,606,222
      387,000   Banca Commerciale Italiana SPA                         2,417,278
      339,000   Banca Intesa SPA                                       1,871,850
       57,300   Banca Popolare di Bergamo Credit                       1,497,046
       43,000   Banca Popolare di Milano                                 368,185
      515,000   Banco Ambrosiano Veneto SPA (Non Convertible)          1,362,472
      910,000   Banco di Napoli di Risp                                1,088,858
      534,000   Benetton Group Spa                                       867,574
       57,000   Bulgari SPA                                              282,824
      146,300   Burgo (Cartiere) SPA                                     835,124
    1,552,500   Compart SPA *                                          1,020,850
      512,500   Credito Italiano                                       2,694,839
      174,000   Credito Italiano (Non Convertible)                       649,429
    2,076,700   Dalmine SPA *                                            483,296
       23,150   Ericsson SPA                                             871,663
      206,600   Falck Acciaierie and Ferriere Lombarde                 1,689,624
    1,833,200   Fiat SPA                                               5,513,963
      807,720   Fiat SPA (Non Convertible)                             1,307,845
    1,031,500   Finmeccanica SPA *                                     1,177,622
      157,250   Fondiaria SPA                                            731,914
      588,000   Grassetto SPA (c) *                                            3
    2,660,570   HPI SPA                                                1,629,718
      419,000   IFIL Finanziaria di Partecipazioni SPA                 1,444,266
      654,850   IFIL Finanziaria di Partecipazioni SPA
                  (Non Convertible)                                    1,459,289
      521,100   Industriali Riunite SPA *                                577,758
       33,600   Industrie Natuzzi SPA ADR                                648,900
    2,376,792   Istituto Nazionale Delle Assicurazioni                 5,766,163
      203,150   Italcementi Fabbriche Riunite Cemento SPA
                  (Non Convertible)                                      958,934
      124,000   Italcementi SPA                                        1,408,852

              See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments- continued
(showing percentage of total net assets)
February 28, 1999

Shares          Description                                         Value ($)
--------------------------------------------------------------------------------
                Italy - continued
       36,600   Italmobiliare SPA                                        960,246
       46,200   Luxottica Group ADR                                      528,413
      374,940   Magneti Marelli SPA                                      570,053
        2,000   Marzotto & Figli SPA                                      21,955
      284,000   Mediobanca SPA                                         3,226,726
        5,500   Mondadori Editore                                         84,527
    4,249,798   Montedison SPA                                         4,245,346
    1,451,400   Montedison SPA (Non Convertible)                       1,171,057
      649,975   Pirelli & Co                                           1,063,130
      209,500   RAS SPA                                                2,216,994
      209,500   RAS SPA (Non Convertible)                              1,508,660
      235,000   Saipem SPA                                               799,711
      617,681   San Paolo IMI SPA                                     10,781,143
      260,000   Sirti SPA                                              1,544,095
      982,472   SMI (Societa Metallurgica Italy)                         520,920
       77,500   Sopaf SPA *                                               46,792
      137,000   Sorin Biomedica SPA                                      533,891
    1,066,500   Telecom Italia Mobile SPA                              7,164,992
    1,491,269   Telecom Italia Mobile SPA (Non Convertible)            6,024,309
      255,001   Telecom Italia SPA                                     2,684,503
      525,263   Telecom Italia SPA (Non Convertible)                   3,546,136
       31,000   Toro Assicurazioni                                       391,348
    2,376,792   Unione Immobiliaer SPA *                               1,317,607
                                                                 ---------------
                                                                     109,142,004
                                                                 ---------------
                Japan - 13.2%
      258,000   Amada Co Ltd                                           1,269,886
       73,000   Anritsu Corp                                             533,426
      497,000   Aoki Corp *                                              201,062
       65,600   Aoki International                                       304,088
       26,600   Arabian Oil Co Ltd                                       354,667
      200,000   Asahi Bank                                               876,528
      344,000   Atsugi Nylon Industrial                                  260,936
       31,000   Autobacs Seven                                           945,807
       85,000   Bandai Co                                                891,909
      398,000   Bank Of Tokyo-Mitsubishi                               4,796,797
       75,000   Banyu Pharmaceutical Co Ltd                            1,201,643
       68,000   Best Denki Co Ltd                                        487,147
       81,000   Brother Industries Ltd                                   238,255
      187,000   Canon Inc                                              4,003,203

              See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments- continued
(showing percentage of total net assets)
February 28, 1999

Shares          Description                                         Value ($)
--------------------------------------------------------------------------------
                Japan - continued
      229,000   Canon Sales Co Inc                                     3,310,030
      205,800   Chubu Electric Power Co Inc                            3,607,788
       37,000   Chudenko Corp                                            701,643
      181,000   Chugai Pharmaceutical Co Ltd                           1,731,437
       95,200   Chugoku Electric Power Co Inc                          1,500,413
    1,092,000   Cosmo Oil Co Ltd                                       1,546,195
       24,000   Credit Saison Co                                         504,678
      210,500   CSK Corp                                               5,943,321
      466,000   Daicel Chemical Industries Ltd                         1,237,168
      202,000   Daiei Inc                                                502,233
      143,000   Daiichi Seiyaku Co Ltd                                 2,176,637
      321,000   Dainippon Pharmaceutical Co Ltd                        1,309,431
      149,000   Dainippon Screen Manufacturing Co Ltd                    546,271
      102,000   Daio Paper Corp                                          420,379
       65,000   Daishowa Paper Manufacturing *                           222,419
       76,600   Daito Trust Construction Co Ltd                          662,382
      267,000   Daiwa House Industry Co Ltd                            2,736,384
       47,000   Denso Corp                                               816,013
          415   East Japan Railway Co                                  2,497,345
       15,000   Eisai Co Ltd                                             280,657
      199,000   Ezaki Glico Co Ltd                                     1,172,364
       11,300   Familymart                                               498,095
      131,900   Fanuc Co                                               4,924,711
      305,000   Fuji Bank                                              1,200,464
          600   Fuji Photo Film Co Ltd                                    22,048
        9,000   Fujisawa Pharmaceutical Co Ltd                           115,601
      708,000   Fujita Corp                                              346,094
      189,000   Fukuyama Transporting Co Ltd                             734,336
      345,000   Furukawa Co Ltd                                          462,326
      231,000   Gakken Co Ltd                                            245,310
      267,000   General Sekiyu (KK)                                      866,372
      195,000   Gunze Ltd                                                428,951
      435,000   Hankyu Corp                                            1,829,456
      107,500   Heiwa Corp                                             1,531,184
      206,000   Hino Motors                                              668,437
       10,000   Hitachi Chemical Co                                       65,402
    1,683,300   Hitachi Ltd                                           10,640,329
       54,000   Hitachi Maxell Ltd                                       907,965
      497,000   Hitachi Metals Ltd                                     1,407,434

              See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments- continued
(showing percentage of total net assets)
February 28, 1999

Shares          Description                                         Value ($)
--------------------------------------------------------------------------------
                Japan - continued
      139,900   Hokkaido Electric Power                                2,122,377
       78,000   Hokuetsu Paper Mills                                     338,559
       21,200   Hokuriku Electric Power                                  321,797
      115,000   Honda Motor Co Ltd                                     4,429,414
      246,000   House Foods Corp                                       3,615,879
       40,000   Hoya Corp                                              1,955,331
        6,000   Hyogo Bank Ltd (c) *                                           1
       92,000   INAX Corp                                                590,847
      215,000   Industrial Bank of Japan                               1,074,547
      144,000   Intec Inc                                              1,492,794
      703,000   Itochu Corp                                            1,232,398
       71,000   Itoham Foods Inc                                         290,822
       35,000   Ito-Yokado                                             2,041,298
       99,000   Japan Airport Terminal Co Ltd                            595,752
      113,000   Japan Aviation Electronics                               317,143
      145,000   Japan Energy Co Ltd                                      129,541
      193,000   Japan Radio Co                                           730,358
      542,000   Japan Synthetic Rubber Co Ltd                          2,535,272
            1   Japan Telecom Co Ltd                                       9,102
        1,767   Japan Tobacco Inc                                     16,083,944
       73,000   JGC Corp                                                 147,661
      201,000   Joshin Denki Co Ltd                                      548,875
      217,000   Kamigumi Co Ltd                                          954,690
      186,000   Kandenko Co                                            1,210,215
      229,000   Kaneka Corp                                            1,698,441
       92,000   Kanematsu NNK Corp                                       288,445
      148,000   Kankaku Securities Co Ltd *                              152,179
      126,000   Kansai Electric Power                                  2,400,000
       52,000   Katokichi Co Ltd                                         703,413
      187,000   Kawasaki Kisen                                           267,931
      843,000   Keio Teito Electric Railway Co Ltd                     3,516,941
       90,000   Keisei Electric Railway                                  267,004
       23,300   Keyence Corp                                           2,745,335
      213,000   Kikkoman Corp                                          1,321,264
       64,000   Kinden Corp                                              841,467
       52,000   Kirin Brewery Co Ltd                                     615,761
      163,000   Kissei Pharmaceutical Co Ltd                           2,768,184
       35,000   Kokusai Denshin Denwa                                  1,215,339
      150,000   Kokusai Electric                                         962,073

              See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments- continued
(showing percentage of total net assets)
February 28, 1999

Shares          Description                                         Value ($)
--------------------------------------------------------------------------------
                Japan - continued
      506,000   Komatsu Ltd                                            2,477,758
      304,000   Konica Corp                                            1,278,517
       77,000   Koyo Seiko Co Ltd                                        412,094
      378,000   Kubota Corp                                              930,265
      359,000   Kurabo Industries Ltd                                    372,162
       58,000   Kyocera Corp                                           2,737,463
      239,000   Kyowa Hakko Kogyo Co Ltd                               1,130,038
      247,200   Kyushu Electric Power Co Inc                           3,937,699
       30,000   Kyushu Matsushita Electric                               298,609
       23,000   Lintec                                                   208,386
       98,000   Lion Corp                                                384,897
          500   Long Term Credit Bank of Japan                                 8
          400   Mabuchi Motor Co                                          26,903
      268,000   Maeda Corp                                               736,351
       87,000   Maeda Road Construction                                  513,274
      102,000   Makita Corp                                              977,446
      671,000   Marubeni Corp                                          1,114,092
      112,000   Marudai Food Co Ltd                                      182,183
       27,000   Maruichi Steel Tube                                      314,033
       32,000   Matsushita Communications                              1,655,963
       67,000   Meidensha Corp                                           125,360
       16,000   Meiji Milk Products                                       47,332
      215,000   Meiji Seika Kaisha Ltd                                   873,409
      116,000   Minolta Co Ltd                                           559,225
    1,268,000   Mitsubishi Electric Corp                               3,804,534
      113,000   Mitsubishi Gas Chemical Co Inc                           293,333
    3,015,000   Mitsubishi Heavy Industries                           11,206,195
      859,000   Mitsubishi Oil Co Ltd *                                1,549,313
      102,000   Mitsubishi Paper Mills Ltd                               170,215
      275,000   Mitsubishi Steel Manufacturing                           220,185
      151,000   Mitsubishi Trust & Banking                             1,282,832
      170,000   Mitsui Marine & Fire Insurance Co                        803,793
      252,000   Mitsui Petrochemical Industries Ltd                      987,611
       21,000   MOS Food Services                                        259,646
       49,000   Nagase & Co                                              186,667
      272,000   Nagoya Railroad Co Ltd                                   919,275
       24,200   Namco Ltd                                                509,903
       38,000   National House Industrial                                280,236
      122,000   New Oji Paper Co Ltd                                     602,545

              See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments- continued
(showing percentage of total net assets)
February 28, 1999

Shares          Description                                         Value ($)
--------------------------------------------------------------------------------
                Japan - continued
       84,000   Nichicon Corp                                          1,015,929
      619,000   Nichii Co Ltd                                          3,469,322
      363,000   Nichimen Corp                                            391,606
      425,000   Nichirei                                                 949,220
      285,000   Nikon Corp                                             3,987,358
       75,700   Nintendo Co Ltd                                        6,380,110
       43,000   Nippon Chemical                                          111,985
       11,000   Nippon Flour Mills Co Ltd                                 28,555
       60,000   Nippon Hodo Co                                           279,140
       44,000   Nippon Kayaku Co Ltd                                     203,590
      181,000   Nippon Meat Packers Inc                                2,457,573
    1,327,000   Nippon Oil Co Ltd                                      4,663,793
       54,000   Nippon Paint Co                                           93,755
      174,000   Nippon Paper Industries                                  665,790
      211,000   Nippon Suisan Kaisha Ltd *                               225,849
          278   Nippon Telegraph & Telephone                           2,291,479
        5,800   Nippon Television Network                              1,640,034
      300,000   Nissan Motor Co                                        1,170,670
      264,000   Nisshin Oil Mills Ltd                                    643,034
      850,000   Nisshinbo Industries Inc                               2,829,751
      934,000   Nissho Iwai Corp                                         645,495
       34,000   Nissin Food Products Co Ltd                              719,258
       18,000   Nitto Denko Corp                                         269,431
       56,000   NOF Corp                                                 100,531
      503,000   Oki Electric Industry                                  1,564,324
      152,000   Okumura Corp                                             588,015
      257,000   Omron Corp                                             2,794,185
       57,000   Ono Pharmaceutical Co Ltd                              2,089,760
      193,000   Onoda Cement Co Ltd                                      512,389
      195,000   Onward Kashiyama Co Ltd                                2,152,971
       62,000   Promise Co                                             2,821,745
      202,000   Q.P. Corp                                              1,433,493
      820,000   Renown Inc *                                             449,220
       67,500   Rinnai Corp                                            1,257,269
       38,000   Rohm Co Ltd                                            3,715,129
      166,000   Royal Co Ltd                                           2,276,292
       71,000   Ryosan Co                                              1,196,797
      261,000   Sagami Railway Co Ltd                                    655,525
      466,000   Sakura Bank Ltd                                        1,013,300

              See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments- continued
(showing percentage of total net assets)
February 28, 1999

Shares          Description                                         Value ($)
--------------------------------------------------------------------------------
                Japan - continued
       39,000   Sanden Corp                                              293,198
       87,000   Sankyo Co Ltd                                          1,869,785
       26,000   Santen Pharmaceutical Co                                 487,568
      226,000   Sanwa Bank Ltd                                         2,314,286
       83,000   Sanwa Shutter Corp                                       367,257
      102,000   Sapporo Breweries Ltd                                    423,818
       28,500   Secom Co Ltd                                           2,212,263
      549,000   Seino Transportation Co Ltd                            2,915,044
       53,000   Seiyu                                                    183,144
      112,000   Sekisui Chemical                                         707,965
      339,000   Sekisui House Ltd                                      3,471,429
      290,200   Shikoku Electric Power                                 4,573,738
      512,000   Shionogi and Co Ltd                                    3,965,681
       21,000   Shiseido Co Ltd                                          254,867
       15,300   Sho Bond Construction Co                                 377,826
       13,000   Shochiku Co                                               50,181
    1,119,000   Showa Denko                                              943,110
      266,000   Showa Shell Sekiyu                                     1,398,938
      161,000   Skylark Co Ltd                                         2,876,696
      293,000   Snow Brand Milk Products Co Ltd                        1,419,933
      145,000   Sony Corp                                             10,974,294
      211,000   Stanley Electric Co Ltd                                  679,326
      111,000   Sumitomo Bakelite Co Ltd                                 748,420
      288,000   Sumitomo Bank                                          3,473,477
    1,013,000   Sumitomo Corp                                          5,088,479
      239,000   Sumitomo Heavy Industries Ltd                            533,797
      119,000   Suzuki Motor Corp                                      1,313,864
       96,000   Taisho Pharmaceutical Co Ltd                           2,548,673
       46,000   Taiyo Yuden Co Ltd                                       485,006
      111,000   Takara Standard Co                                       786,776
      158,000   Takuma Corp                                            1,078,635
      458,000   Tanabe Seiyaku Co Ltd                                  2,358,517
       61,900   TDK Corp                                               4,439,688
    1,119,000   Teikoku Oil Co Ltd                                     2,970,796
      498,000   Toei Co Ltd                                            1,389,279
      234,200   Tohoku Electric Power Co Inc                           3,614,161
      113,000   Tokai Bank                                               553,333
       63,000   Tokio Marine & Fire Insurance Co                         674,336
       98,000   Tokuyama Corp                                            328,732

              See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments- continued
(showing percentage of total net assets)
February 28, 1999

Shares          Description                                         Value ($)
--------------------------------------------------------------------------------
                Japan - continued
       68,000   Tokyo Broadcasting System Inc                            739,317
      267,000   Tokyo Construction Co Ltd *                              166,523
       69,000   Tokyo Dome Corp                                          354,741
      264,000   Tokyo Electric Co Ltd                                    999,039
      140,100   Tokyo Electric Power                                   2,827,977
       38,000   Tokyo Electron                                         1,729,456
      107,000   Tokyo Ink Manufacturing Co Ltd                           217,337
      288,900   Tokyo Steel Manufacturing Co                           1,295,363
       46,000   Tokyo Style Co Ltd                                       477,640
        1,000   Tokyu Corp                                                 2,419
       48,000   Toyo Seikan Kaisha                                       914,286
      120,000   Toyo Suisan Kaisha                                       949,684
    1,092,000   Toyobo Co Ltd                                          1,362,124
       86,000   Tsumura and Co                                           289,928
       36,000   Uniden Corp                                              290,063
       86,000   Ushio Inc                                                923,422
       90,000   Victor Co of Japan Ltd                                   593,932
       81,000   Wacoal Corp                                              854,033
      186,000   Yakult Honsha Co Ltd                                   1,044,046
       53,000   Yamaha Corp                                              490,021
      209,000   Yamato Transport Co Ltd                                2,813,089
      188,000   Yamazaki Baking Co Ltd                                 2,528,850
        4,000   Yasuda Fire & Marine Insurance Co                         18,137
       73,200   Yoshitomi Pharmaceutical Industries Ltd                  668,764
                                                                 ---------------
                                                                     341,037,380
                                                                 ---------------
                Malaysia - 2.8%
      535,000   Aluminum Co of Malaysia                                  135,158
      711,000   Amalgamated Steel Mills Berhad                            71,100
    1,100,000   AMMB Holdings Berhad                                   1,007,368
       11,000   Arab Malaysian Development Berhad                          1,433
    1,427,000   Arab Malaysian Finance (Foreign Registered)              450,632
        8,000   Ayer Hitam Tin Dredging *                                  1,747
      832,000   Berjaya Group Berhad                                     181,726
      982,000   Berjaya Leisure Berhad                                   403,137
    1,148,300   Berjaya Sports Toto                                    1,526,030
      307,000   Carlsberg Brew Malaysia                                  824,053
      971,000   Cement Industries of Malaysia Berhad                     493,166
    1,173,800   Edaran Otomobil Berhad                                 1,807,034
      301,000   Ekran Berhad *                                            70,893

              See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments- continued
(showing percentage of total net assets)
February 28, 1999

Shares          Description                                         Value ($)
--------------------------------------------------------------------------------
                Malaysia - continued
      348,200   Esso Berhad *                                            256,568
      121,400   Faber Group Berhad *                                      13,098
      506,000   Genting Berhad                                         1,151,816
    2,766,000   Golden Hope Plantations Berhad                         2,766,000
      345,000   Guinness Anchor Berhad                                   335,921
    1,600,000   Highlands and Lowlands Berhad                            964,211
      397,400   Hong Leong Industries Berhad                             279,226
    3,160,000   Hong Leong Properties Berhad                             573,789
      214,600   IGB Corp Berhad                                           58,733
      483,000   IJM Corp Berhad Class A                                  272,005
      448,000   Innovest Berhad *                                         80,168
    2,981,000   IOI Corporation Berhad                                 1,623,861
      762,000   Jaya Tiasa Holdings Berhad                               998,621
    1,071,000   Kedah Cement Berhad                                      628,508
      799,000   Kuala Lumpur Kepong Berhad                             1,145,934
    2,851,000   Kumpulan Guthrie Berhad                                1,823,139
      295,000   Landmark Berhad                                           63,270
    1,412,000   Leader Universal Holdings *                              369,721
    2,019,000   Magnum Corp Berhad                                     1,041,379
    2,015,750   Malayan Cement Berhad                                    647,162
    1,628,000   Malayan United Industries Berhad                         265,621
      457,500   Malayawata Steel                                         109,559
      367,000   Malaysia Mining Berhad                                   175,774
    1,090,000   Malaysian Airline Systems                                490,500
      619,000   Malaysian International Shipping                       1,075,105
    3,010,600   Malaysian International Shipping
                  (Foreign Registered)                                 3,929,625
      229,000   Malaysian Oxygen Berhad                                  433,895
      597,000   Malaysian Pacific Industries                             926,921
    2,213,333   Malaysian Resources Corp                                 669,824
       83,710   Matsushita Electric Co Berhad                            262,144
    5,610,000   MBF Capital Berhad *                                     878,408
      511,000   MBF Holdings Berhad *                                     26,895
    1,184,000   Multi Purpose Holdings *                                 423,747
      182,000   Naluri Berhad                                             29,216
      269,000   Nestle Malaysia                                        1,040,605
      743,000   New Straits Times                                        625,684
    2,218,600   Oriental Holdings Berhad                               3,649,013
      114,000   OYL Industries Berhad                                    229,500
    2,221,600   Pan Malaysia Cement                                      537,861

              See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments- continued
(showing percentage of total net assets)
February 28, 1999

Shares          Description                                         Value ($)
--------------------------------------------------------------------------------
                Malaysia - continued
      879,500   Perlis Plantations                                       898,016
    1,997,000   Pernas International Hotel & Property                    467,718
    3,695,000   Perusahaan Otomobil Nasional Berhad                    5,153,553
      103,000   Petaling Garden Berhad                                    71,558
      662,600   Petronas Dagangan Berhad                                 704,448
    2,196,000   Petronas Gas Berhad                                    4,767,632
    1,944,000   Pilecon Engineering Berhad                               480,884
      751,000   Promet Berhad *                                           57,313
    1,121,000   Rashid Hussain Berhad *                                  713,900
    4,384,000   Renong Berhad *                                          997,937
      868,000   Resorts World Berhad                                   1,137,537
    1,564,000   RHB Capital Berhad                                     1,004,253
    1,161,000   RJ Reynolds Berhad                                     1,197,663
      347,000   Rothmans of Pall Mall Berhad                           1,999,816
    1,715,000   Sarawak Enterprises Corp                                 663,434
      846,400   Shell Refinery Co                                        868,674
       36,540   Silverstone *                                                433
      121,000   Sime Darby                                                31,079
    1,182,000   Sime Darby Berhad                                      1,318,863
       48,000   Sime UEP Properties Berhad                                47,747
    1,900,000   TA Enterprise Berhad                                     545,000
    9,455,000   Tan Chong International Ltd                              903,062
    4,657,000   Tan Chong Motor Holdings Berhad                        1,335,824
    1,143,000   Telekom Malaysia Berhad                                2,451,434
    2,104,000   Tenaga Nasional                                        3,488,211
    1,464,000   Time Engineering Berhad *                                233,084
    1,517,000   UMW Holdings Berhad                                    1,572,889
      220,000   Uniphone Telecommunications                               43,421
      234,000   Westmont Industries Berhad (c) *                             616
      925,500   YTL Corp                                               1,278,651
                                                                 ---------------
                                                                      72,281,154
                                                                 ---------------
                New Zealand - 0.1%
       60,000   Air New Zealand Class B                                   99,369
      589,200   Brierley Investment Ltd                                  135,872
      174,700   Carter Holt Harvey Ltd                                   160,230
       23,200   Fisher and Paykel Industries Ltd                          85,114
       65,400   Fletcher Challenge Buildings                             101,115
       62,800   Fletcher Challenge Energy                                109,273
      178,600   Fletcher Challenge Energy                                306,089

              See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments- continued
(showing percentage of total net assets)
February 28, 1999

Shares          Description                                         Value ($)
--------------------------------------------------------------------------------
                New Zealand - continued
      151,200   Fletcher Challenge Paper                                 104,602
       78,600   Lion Nathan Ltd                                          189,082
      345,750   Telecom Corp of New Zealand *                          1,757,713
       19,000   Tranz Rail Holdings Ltd                                   44,313
       19,600   Wharehouse Group Ltd *                                    73,961
                                                                 ---------------
                                                                       3,166,733
                                                                 ---------------
                Norway - 0.4%
       37,400   Aker RGI ASA Class A                                     401,566
       70,500   Bergesen d.y. ASA Class A                                961,789
       25,600   Bergesen d.y. ASA Class B                                339,544
      168,000   Christiania Bank OG Kreditkasse                          602,691
      600,000   Den Norske Bank Class A                                2,106,992
       16,600   Dyno Industrier AS                                       247,433
       58,400   Elkem AS Class A                                         793,027
       61,600   Fred Olsen Energy *                                      424,076
       52,150   Kvaerner Industrier AS                                 1,017,770
        9,900   Leif Hoegh and Co AS                                     113,800
       34,650   Norske Skogindustrier AS Class A                       1,030,768
       82,500   Petroleum Geo-Services *                                 937,914
       50,600   SAS Norge ASA Class B                                    415,461
                                                                 ---------------
                                                                       9,392,831
                                                                 ---------------
                Portugal - 0.7%
      115,783   Banco Commercial Portugues (Registered)                3,481,291
       67,532   Banco Espirito Santo e Commercial de Lisboa
                  (Registered)                                         1,925,241
       26,510   Cimpor Cimentos de Portugal SA (Registered)              739,174
      272,091   Electricidade de Portugal                              5,866,230
      132,295   Portugal Telecom SA                                    6,478,569
                                                                 ---------------
                                                                      18,490,505
                                                                 ---------------
                Singapore - 4.7%
      558,461   Asia Food & Properties Ltd *                             100,523
      337,000   Cerebos Pacific Ltd                                      524,483
      208,000   Chuan Hup Holdings Ltd                                    73,682
       10,000   City Developments                                         41,812
    3,533,000   Comfort Group                                            974,550
      474,950   Creative Technology Ltd                                6,150,630
      297,000   Cycle & Carriage Ltd                                   1,086,585
    2,634,096   DBS Land Ltd                                           3,258,202
    1,806,700   Development Bank of Singapore
                  (Foreign Registered)                                13,114,837
      479,309   First Capital Corp Ltd                                   350,714

              See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments- continued
(showing percentage of total net assets)
February 28, 1999

Shares          Description                                         Value ($)
--------------------------------------------------------------------------------
                Singapore - continued
    2,481,037   Hai Sun Hup Group Ltd                                    662,763
    1,170,203   Haw Par Brothers International Ltd                     1,311,552
      755,104   Hotel Properties Ltd                                     328,878
    2,397,421   Jardine Matheson Holdings Ltd                          6,281,243
    4,771,911   Jardine Strategic Holdings Ltd                         6,919,271
      323,000   Keppel Land Ltd                                          332,003
      770,200   Lum Chang Holdings Ltd                                   185,617
      684,600   Metro Holdings Ltd                                       588,390
      212,000   Natsteel Ltd                                             200,674
    2,343,556   Neptune Orient Lines Ltd *                               796,156
    1,823,000   Overseas Chinese Banking (Foreign Registered)         12,174,506
    1,954,000   Overseas Union Bank Ltd (Foreign Registered)           7,148,780
      286,508   Prima Ltd                                                479,177
      707,308   Robinson and Co Ltd                                    1,799,076
      433,699   Shangri-La Hotel Ltd                                     649,793
    4,246,000   Singapore Airlines Ltd (Foreign Registered)           31,314,866
      574,000   Singapore Land Ltd                                     1,133,333
      922,250   Singapore Press Holdings                              10,497,154
    4,000,000   Singapore Telecom                                      5,691,057
    2,211,168   Straits Trading Co Ltd                                 1,951,786
      684,000   Times Publishing Ltd                                   1,016,864
      173,000   United Engineers                                         116,539
    5,003,960   United Industrial Corp Ltd                             2,063,189
    1,051,000   United Overseas Land                                     665,267
      377,900   Wearne Brothers Ltd                                      280,901
                                                                 ---------------
                                                                     120,264,853
                                                                 ---------------
                Spain - 2.2%
      171,600   Acerinox SA                                            4,502,136
      179,840   Argentaria Corporacion Bancaria de Espana SA           4,303,742
       99,600   Banco Popular Espanol                                  6,680,423
        8,130   Cristaleria Espanola SA                                  424,638
       57,000   Dragados & Construcciones SA                           2,202,526
      175,300   Endesa                                                 4,645,395
      199,256   FENOSA SA                                              3,388,178
       43,500   Fomento de Construcciones y Contratas SA               3,084,787
      503,920   Repsol SA                                             26,497,235
                                                                 ---------------
                                                                      55,729,060
                                                                 ---------------

              See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments- continued
(showing percentage of total net assets)
February 28, 1999

Shares          Description                                         Value ($)
--------------------------------------------------------------------------------
                Sweden - 2.5%
       14,950   AGA AB Class A                                           196,615
      232,260   Assi Doman                                             4,214,167
      899,800   Avesta Sheffield AB                                    3,309,055
      266,000   BTL AB Class B *                                       1,454,384
        5,100   Custos AB Class B                                         93,777
       47,000   Electrolux AB Class B                                    889,978
       53,788   Esselte AB Class A                                       828,566
       39,300   Esselte AB Class B                                       626,924
       22,200   Foreningssparbanken AB Class A                           506,880
      176,453   Gambro AB Class A                                      1,407,413
      112,775   Gambro AB Class B                                        899,508
       54,196   Indstrivarden AB Class A                                 791,953
       29,000   Kinnevik Investment Class B                              600,341
      602,600   Mo Och Domsjo AB Class B                              15,740,100
       69,600   Nordbanken Holdings AB                                   420,380
       19,200   Perstorp AB Class B                                      185,874
       24,400   Scancem AB Class A                                       846,810
       27,500   Skandia Forsakrings AB                                   503,988
       38,000   Skandinaviska Enskilda Banken Class A                    423,405
      262,046   Skanska AB Class B                                     8,583,825
      129,800   SKF AB Class B                                         1,786,094
      321,100   Ssab Swedish Steel Class A                             3,382,264
       72,000   Ssab Swedish Steel Class B                               745,251
      262,763   Stena Line AB Class B                                    263,979
      445,272   Svenska Cellulosa Class B                              8,865,316
       12,600   Svenska Handelsbanken Class A *                          444,959
        1,200   Svenska Handelsbanken Class B                             36,824
      122,200   Svenska Kullagerfabriken AB                            1,614,552
      360,000   Trelleborg AB Class B                                  3,222,114
       71,450   Volvo AB Class A                                       1,814,092
                                                                 ---------------
                                                                      64,699,388
                                                                 ---------------
                Switzerland - 3.7%
        3,310   ABB Ltd (Bearer)                                       4,043,132
        2,200   Adecco SA (Bearer)                                     1,153,859
        1,090   Alusuisse Lonza Group AG (Registered) *                1,211,822
        1,690   Baloise Holdings                                       1,463,683
        3,850   Clariant Namen AG                                      1,830,613
      105,900   CS Holdings (Registered)                              16,443,532
        5,130   Holderbank Financiere Glarus AG (Bearer)               5,338,698

              See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments- continued
(showing percentage of total net assets)
February 28, 1999

Shares          Description                                         Value ($)
--------------------------------------------------------------------------------
                Switzerland - continued
        1,000   Jelmoli (Bearer)                                         876,436
        4,080   Merkur Holding AG (Registered)                           902,412
       11,465   Nestle AG (Registered)                                21,639,540
        6,267   Novartis AG (Registered)                              10,993,902
        2,940   Rieter Holdings AG (Registered)                        1,720,520
          781   Roche Holdings (Participating Certificate)             9,890,169
        6,270   Sairgroup Zuerich (Registered)                         1,350,016
          110   Saurer Group Holdings (Registered) *                      50,861
          610   Sika Finanz AG (Bearer)                                  157,020
        5,940   Swiss Reinsurance (Bearer)                            13,302,025
        7,480   UBS AG (Registered)                                    2,328,063
        3,050   Zurich Allied *                                        2,024,844
                                                                 ---------------
                                                                      96,721,147
                                                                 ---------------
                United Kingdom - 24.0%
      862,420   Allied Domecq Plc                                      6,663,787
      381,500   Allied Zurich Plc *                                    5,631,867
      728,580   AMEC                                                   2,153,457
      179,925   Anglian Water Plc                                      2,107,033
      490,430   Arcadia Group                                          1,587,051
    1,125,400   Arjo Wiggins Appleton Plc                              2,186,005
    2,158,095   ASDA Group                                             5,384,695
    1,147,018   Associated British Foods                               8,902,798
      904,100   BAA                                                   10,189,270
      102,047   Bank of Scotland                                       1,477,853
      929,530   Barratt Development                                    3,886,569
    1,128,760   Bass Plc                                              15,677,731
      855,600   Beazer Holmes Plc                                      2,302,728
    3,908,892   BG Plc                                                23,018,714
      604,200   Blue Circle Industries                                 3,013,916
       42,100   Britannic Plc                                            809,330
    2,044,503   British Airways Plc                                   15,090,916
      592,000   British Energy Plc                                     6,330,463
       32,800   British Petroleum Co Plc                                 465,050
    1,086,300   British Steel Plc                                      2,157,913
      733,483   British Telecom Plc                                   12,666,341
    2,061,962   BTR Siebe Plc                                          8,695,840
      589,600   Cable & Wireless                                       8,061,642
      335,000   Cable & Wireless Communications *                      3,965,991
        4,450   Carlton Communications                                    43,914

              See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments- continued
(showing percentage of total net assets)
February 28, 1999

Shares          Description                                         Value ($)
--------------------------------------------------------------------------------
                United Kingdom - continued
    4,411,400   Centrica Plc                                           8,197,793
      174,100   Christian Salvesen Plc                                   214,759
    2,662,593   Coats Viyella                                          1,642,207
      504,400   Dawson International                                     125,248
    1,177,717   Diageo Plc                                            12,961,458
       23,000   Electrocomponents Plc                                    133,751
    1,277,940   Elementis Plc                                          1,504,736
    1,308,882   English China Clays Plc                                5,000,937
    2,048,700   Eurotunnel SA Units (Registered) *                     2,806,125
       54,050   Express Dairies Plc                                      103,906
      305,130   Fairview Holdings Plc                                    459,489
      143,100   First Leisure Plc                                        486,002
      119,700   General Electric Plc                                     954,962
      228,600   Great Portland Estates Plc                               726,941
      460,300   Great Universal Stores Plc                             5,862,335
      769,735   Greenalls Group Plc                                    4,747,495
      137,252   Guardian Royal Exchange                                  781,665
      276,800   Hammerson Plc                                          1,760,431
    2,492,860   Hillsdown Holdings Plc                                 2,715,622
      187,585   Hyder Plc                                              2,386,059
        5,400   IMI Plc                                                   19,551
    1,446,659   Ladbroke Group                                         6,720,888
       39,646   Laing (John)                                             161,958
      335,500   Land Securities                                        4,356,202
      868,950   Lasmo Plc                                              1,670,469
      209,325   Legal & General Group                                  2,615,641
      738,611   Lonrho Africa Plc                                        579,795
    1,036,411   Lonrho Plc                                             6,740,942
      106,800   Marks & Spencer                                          713,460
      329,860   Meggitt                                                  890,414
      741,117   MEPC Plc                                               5,520,803
      311,200   Meyer International                                    1,690,059
    1,799,680   Mirror Group Plc                                       5,564,359
       90,200   National Grid Group Plc                                  651,697
    2,259,790   National Power                                        18,010,413
      217,700   National Westminster Bank                              4,509,407
    2,363,800   Northern Foods Plc                                     4,089,752
    1,104,600   Peninsular & Oriental Steam Navigation Co             13,006,334
    2,635,632   Pilkington                                             2,638,927

              See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments- continued
(showing percentage of total net assets)
February 28, 1999

Shares          Description                                         Value ($)
--------------------------------------------------------------------------------
                United Kingdom - continued
    1,575,774   Powergen Plc                                          19,273,717
      109,135   Provident Financial Plc                                1,704,634
      445,700   Racal Electronics                                      2,856,046
      500,025   Railtrack Group Plc                                   12,432,142
    1,049,300   Reuters Holdings Plc                                  14,632,919
      708,150   Rio Tinto Plc                                          9,155,062
      429,730   RMC Group                                              4,671,504
      713,035   Royal Bank of Scotland Group                          13,935,841
    1,104,000   Royal & Sun Alliance Insurance                         9,258,663
      305,600   Rugby Group                                              472,436
    1,022,600   Safeway Plc                                            4,394,485
      491,500   Sainsbury (J)                                          2,834,579
    1,668,083   Scottish Hydro-Electric Plc                           15,459,076
      890,698   Scottish Power Plc                                     8,317,404
      758,390   Selfridges Plc                                         2,891,559
      470,545   Severn Trent Plc                                       6,739,089
       92,730   Shell Transport & Trading (Registered)                   517,709
    3,396,924   Signet Group Plc *                                     2,203,958
      444,900   Slough Estates                                         2,366,263
    1,143,700   Smith & Nephew Plc                                     3,297,973
        2,200   Smith (WH) Group Plc                                      19,208
    2,601,588   Smithkline Beecham Plc                                36,634,470
      483,400   Smiths Industries Plc                                  7,387,841
      170,400   St James's Place Capital                                 794,374
      217,800   Standard Chartered                                     2,843,906
      439,447   Storehouse Plc                                         1,063,031
    3,423,730   Tarmac                                                 5,868,753
      203,500   Tate & Lyle                                            1,483,332
    1,558,525   Taylor Woodrow Plc                                     4,213,278
      416,400   Telewest Communications Plc *                          1,814,438
      393,630   Terranova Foods Plc                                      510,782
      339,400   Tesco                                                    962,382
      697,975   Thames Water Plc                                      11,505,825
      370,526   Thistle Hotels Plc                                       825,080
    1,868,054   TI Group Plc                                          11,626,338
      235,000   Unigate                                                1,607,527
    3,873,740   Unilever Plc                                          37,234,388
    2,016,599   United Biscuits Plc                                    5,863,524
    2,394,775   United Biscuits Plc Class B *                            920,743

              See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments- continued
(showing percentage of total net assets)
February 28, 1999

Shares          Description                                         Value ($)
--------------------------------------------------------------------------------
                United Kingdom - continued
    1,793,850   United Utilities                                      22,745,713
      723,310   Viglen Technology Plc (Entitlement Letters) *                 --
      405,300   Vodafone Group Plc                                     7,486,775
    1,020,805   Whitbread Plc Class A                                 14,668,907
    2,077,200   Wimpey (George)                                        4,392,530
    1,313,032   Yorkshire Water                                        9,633,926
       83,240   Zeneca                                                 3,461,778
                                                                 ---------------
                                                                     619,177,774
                                                                 ---------------
                United States - 0.0%
       44,812   Homestake Mining Co                                      395,408
                                                                 ---------------

                Zimbabwe - 0.0%
       77,171   Zimbabwe Platinum Mines Ltd *                             17,011
                                                                 ---------------

                TOTAL COMMON STOCKS (Cost $2,575,639,421)          2,385,330,169
                                                                 ---------------

                PREFERRED STOCKS - 0.8%
                Australia - 0.0%
      145,200   Sydney Harbour Casinos                                   138,849
                                                                 ---------------

                Austria - 0.0%
        3,412   Allgemeine Baugesellschaft AG                            217,240
                                                                 ---------------

                Germany - 0.6%
       14,300   Fresenius Medical Care AG (Non Voting)                 2,433,163
       72,450   Henkel KGAA                                            5,805,835
        3,150   MAN AG                                                   612,051
        2,116   Porsche AG (Non Voting)                                4,343,709
      136,150   RWE                                                    3,960,655
                                                                 ---------------
                                                                      17,155,413
                                                                 ---------------
                Italy - 0.2%
      196,722   Autostrade Concession Auto Class A                     1,731,932
      971,700   Fiat SPA                                               1,498,691
       58,400   IFI Istituto Finanziario                                 830,206
                                                                 ---------------
                                                                       4,060,829
                                                                 ---------------

                TOTAL PREFERRED STOCKS (Cost $18,232,921)             21,572,331
                                                                 ---------------

              See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments- continued
(showing percentage of total net assets)
February 28, 1999

   Shares/
Par Value($)    Description                                         Value ($)
--------------------------------------------------------------------------------
                INVESTMENT FUNDS - 0.1%
                Australia - 0.1%
    1,735,300   Advance Property Fund                                  1,594,751
      359,033   Capcount Property Trust                                  191,730
      151,600   Franked Income Fund                                      512,100
                                                                 ---------------
                                                                       2,298,581
                                                                 ---------------

                TOTAL INVESTMENT FUNDS (Cost $2,537,799)               2,298,581
                                                                 ---------------

                RIGHTS & WARRANTS - 0.0%
                France - 0.0%
    1,096,728   Eurotunnel SA Warrants 12/31/01 & 10/31/03 *             156,511
       24,647   Generale Des Eaux Warrants 5/2/2001 *                     69,264
                                                                 ---------------
                                                                         225,775
                                                                 ---------------
                Hong Kong - 0.0%
      206,725   Century City International Warrants 12/31/99 *               267
      104,212   Chinese Estates Holdings Ltd Warrants 11/24/00 *           4,304
      104,212   Chinese Estates Holdings Ltd Warrants 11/24/00 *           3,094
          225   Denway Investment Warrants 11/30/99 *                         --
      293,200   Gold Peak Industries Ltd Warrants 8/6/00 *                17,029
        2,600   Innovative International Holding
                  Warrants 8/31/99 *                                           3
      323,924   Kumagai Gumi Warrants 12/31/99 *                           9,449
          855   Lai Sun Hotel International Warrants 4/30/99 *                 1
       75,000   Shell Co Manufacturing Warrants 11/3/99 *                    223
                                                                 ---------------
                                                                          34,370
                                                                 ---------------
                Singapore - 0.0%
      101,959   Asia Food & Properties Ltd Warrants 7/12/02 *              7,647
      139,475   Haw Par Brothers International Ltd
                  Warrants 7/18/2001 *                                    41,308
                                                                 ---------------
                                                                          48,955
                                                                 ---------------
                United Kingdom - 0.0%
    2,311,000   Eurotunnel SA Warrants 12/31/01 & 10/31/03 *             296,178
                                                                 ---------------

                TOTAL RIGHTS & WARRANTS (Cost $515,082)                  605,278
                                                                 ---------------

                SHORT-TERM INVESTMENTS - 11.0%
                Cash Equivalents - 9.7%
  112,650,328   The Boston Global Investment Trust (b)               112,650,328
$ 135,900,000   Wachovia Bank Time Deposit, 4.60% due 3/01/99        135,900,000
                                                                 ---------------
                                                                     248,550,328
                                                                 ---------------

              See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments- continued
(showing percentage of total net assets)
February 28, 1999


Par Value($)    Description                                         Value ($)
--------------------------------------------------------------------------------
                U.S. Government - 1.3%
$  36,000,000   U. S. Treasury Bill, 4.40% due 1/06/2000 (a)         34,578,730
                                                                ---------------

                TOTAL SHORT-TERM INVESTMENTS
                  (Cost $283,195,291)                               283,129,058
                                                                ---------------

                TOTAL INVESTMENTS - 104.2%
                (Cost $2,880,120,514)                             2,692,935,417

                Other Assets and Liabilities (net) - 4.2%          (108,973,835)
                                                                ---------------

                TOTAL NET ASSETS - 100.0%                       $ 2,583,961,582
                                                                ===============

                Notes to the Schedule of Investments

                ADR American Depositary Receipt

                (a) All or a portion of this security is held as collateral for open futures contracts (Note 6).

                (b) Represents investment of security lending collateral
                    (Note 1).

                (c) Bankrupt issuer.

                * Non-income producing security.

              See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments- continued
(showing percentage of total net assets)
February 28, 1999

--------------------------------------------------------------------------------

                At February 28, 1999, industry sector diversification of the Fund's equity investments was as follows:

                Industry Sector (Unaudited)

                Banking                                       9.9%
                Utilities                                     9.1
                Consumer Goods                                7.9
                Services                                      5.7
                Transportation                                5.0
                Paper and Allied Products                     5.0
                Construction                                  4.9
                Telecommunications                            4.8
                Conglomerates                                 4.4
                Chemicals                                     4.4
                Electronic Equipment                          3.7
                Health Care                                   3.9
                Computers                                     0.2
                Oil and Gas                                   3.4
                Insurance                                     3.2
                Food and Beverage                             3.7
                Machinery                                     2.8
                Automotive                                    2.7
                Retail Trade                                  2.6
                Real Estate                                   2.4
                Communications                                2.2
                Metals and Mining                             1.6
                Financial Services                            1.0
                Textiles                                      0.7
                Aerospace                                     0.2
                Miscellaneous                                 4.6
                                                           ------
                                                            100.0%
                                                           ======

              See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities - February 28, 1999
--------------------------------------------------------------------------------

Assets:
  Investments, at value (cost $2,880,120,514) (Note 1)          $ 2,692,935,417
  Foreign currency, at value (cost $447,191) (Note 1)                   410,014
  Cash                                                                   89,854
  Receivable for Fund shares sold                                         6,650
  Receivable for investments sold                                    33,449,108
  Dividends and interest receivable                                   5,463,071
  Foreign withholding taxes receivable                                2,903,685
  Receivable for variation margin on open futures contracts
    (Notes 1 and 6)                                                     843,225
  Receivable for expenses waived or borne by Manager
    (Note 2)                                                            751,874
                                                                ---------------
    Total assets                                                  2,736,852,898
                                                                ---------------

Liabilities:
  Payable upon return of securities loaned (Note 1)                 112,650,328
  Payable for investments purchased                                   7,259,191
  Accrued Malaysian repatriation taxes (Note 1)                      13,029,271
  Net payable for open forward foreign currency contracts
    (Notes 1 and 6)                                                  12,917,605
  Payable for Fund shares repurchased                                 4,679,869
  Payable to affiliate for (Note 2):
    Management fee                                                    1,531,926
    Shareholder service fee                                             280,499
  Accrued expenses                                                      542,627
                                                                ---------------
    Total liabilities                                               152,891,316
                                                                ---------------

Net assets                                                      $ 2,583,961,582
                                                                ===============
Net assets consist of:
  Paid-in capital                                               $ 2,767,246,583
  Accumulated undistributed net investment income                     4,494,422
  Accumulated undistributed net realized gain                        25,366,381
  Net unrealized depreciation                                      (213,145,804)
                                                                ---------------

                                                                $ 2,583,961,582
                                                                ===============
Net assets attributable to:
  Class II Shares                                               $    18,295,165
                                                                ===============
  Class III Shares                                              $ 1,998,447,051
                                                                ===============
  Class IV Shares                                               $   567,219,366
                                                                ===============

Shares outstanding:
  Class II                                                              900,016
                                                                ===============
  Class III                                                          98,063,484
                                                                ===============
  Class IV                                                           27,849,815
                                                                ===============

Net asset value per share:
  Class II                                                      $         20.33
                                                                ===============
  Class III                                                     $         20.38
                                                                ===============
  Class IV                                                      $         20.37
                                                                ===============

GMO International Core Fund
(A Series of GMO Trust)

Statement of Operations - Year Ended February 28, 1999
--------------------------------------------------------------------------------

Investment income:
  Dividends (net of foreign tax expense of $8,239,851)            $  73,836,313
  Interest (including securities lending income of $769,765)         10,515,637
                                                                  -------------
    Total income                                                     84,351,950
                                                                  -------------
Expenses:
  Management fee (Note 2)                                            25,130,562
  Custodian fees                                                      1,946,978
  Audit fees                                                             82,592
  Legal fees                                                             64,467
  Transfer agent fees                                                    54,804
  Trustees fees (Note 2)                                                 32,117
  Registration fees                                                       4,569
  Miscellaneous                                                          15,534
  Fees waived or borne by Manager (Note 2)                           (9,237,518)
                                                                  -------------
                                                                     18,094,105
  Shareholder service fee (Note 2)
    Class II                                                             34,547
    Class III                                                         3,917,568
    Class IV                                                            650,990
                                                                  -------------

    Net expenses                                                     22,697,210
                                                                  -------------

      Net investment income                                          61,654,740
                                                                  -------------

Realized and unrealized gain (loss):
  Net realized gain (loss) on:
    Investments                                                     214,975,581
    Closed futures contracts                                         83,568,557
    Closed swap contracts                                            56,985,438
    Foreign currency, forward contracts and foreign
      currency related transactions                                 (27,125,650)
                                                                  -------------
      Net realized gain                                             328,403,926
                                                                  -------------

    Change in net unrealized appreciation (depreciation) on:
      Investments (Note 1)                                         (384,179,414)
      Open futures contracts                                        (14,886,503)
      Open swap contracts                                           (38,660,933)
      Foreign currency, forward contracts and foreign
        currency related transactions                                37,726,058
                                                                  -------------
        Net unrealized loss                                        (400,000,792)
                                                                  -------------
    Net realized and unrealized loss                                (71,596,866)
                                                                  -------------
Net decrease in net assets resulting from operations              $  (9,942,126)
                                                                  =============

              See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                  Year Ended            Year Ended
                                                               February 28, 1999     February 28, 1998
                                                               -----------------     -----------------
Increase (decrease) in net assets:
Operations:
  Net investment income                                         $    61,654,740       $    87,907,070
  Net realized gain                                                 328,403,926           442,745,155
  Change in net unrealized appreciation (depreciation)             (400,000,792)          (97,965,526)
                                                                ---------------       ---------------

  Net increase (decrease) in net assets resulting from
    operations                                                       (9,942,126)          432,686,699
                                                                ---------------       ---------------

Distributions to shareholders from:
  Net investment income
    Class I                                                                  --              (104,457)
    Class II                                                           (178,442)           (1,185,156)
    Class III                                                       (24,881,986)         (115,540,157)
    Class IV                                                         (7,130,973)                   --
                                                                ---------------       ---------------
    Total distributions from net investment income                  (32,191,401)         (116,829,770)
                                                                ---------------       ---------------

  In excess of net investment income
    Class I                                                                  --                    --
    Class II                                                           (173,986)                   --
    Class III                                                       (24,260,672)                   --
    Class IV                                                         (6,952,911)                   --
                                                                ---------------       ---------------
    Total distributions in excess of net investment income          (31,387,569)                   --
                                                                ---------------       ---------------

  Net realized gains
    Class I                                                                  --              (411,274)
    Class II                                                         (1,663,218)           (4,695,006)
    Class III                                                      (244,048,618)         (446,289,351)
    Class IV                                                        (68,183,244)                   --
                                                                ---------------       ---------------
    Total distributions from net realized gains                    (313,895,080)         (451,395,631)
                                                                ---------------       ---------------

Net share transactions: (Note 4)
    Class I                                                                  --               261,289
    Class II                                                          8,149,764            (8,131,121)
    Class III                                                      (758,532,071)         (974,400,627)
    Class IV                                                        (20,202,197)          601,324,132
                                                                ---------------       ---------------
  Decrease in net assets from net fund share transactions          (770,584,504)         (380,946,327)
                                                                ---------------       ---------------

  Total decrease in net assets                                   (1,158,000,680)         (516,485,029)

Net assets:
  Beginning of period                                             3,741,962,262         4,258,447,291
                                                                ---------------       ---------------

  End of period (including accumulated undistributed
    net investment income of $4,494,422 and
    of $13,664,487, respectively)                               $ 2,583,961,582       $ 3,741,962,262
                                                                ===============       ===============

              See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class I share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                               Period from September 10, 1996
                                               Period from March 1, 1997        (commencement of operations)
                                                   to January 9, 1998               to February 28, 1997
                                                   ------------------               --------------------
Net asset value, beginning of period                     $ 24.36                           $ 24.17
                                                         -------                           -------

Income (loss) from investment operations:
  Net investment income                                     0.47(c)                           0.14
  Net realized and unrealized gain (loss)                  (0.58)                             1.38
                                                         -------                           -------

    Total from investment operations                       (0.11)                             1.52
                                                         -------                           -------

Less distributions to shareholders:
  From net investment income                               (0.74)                            (0.26)
  From net realized gains                                  (2.92)                            (1.07)
                                                         -------                           -------

    Total distributions                                    (3.66)                            (1.33)
                                                         -------                           -------

Net asset value, end of period                           $ 20.59(d)                        $ 24.36
                                                         =======                           =======

Total Return (a)                                           (0.83%)                            6.38%

Ratios/Supplemental Data:

    Net assets, end of period (000's)                    $    --                           $   208
    Net expenses to average
      daily net assets                                      0.82%*                            0.85%*(b)
    Net investment income to average
      daily net assets                                      2.22%*                            1.12%*
    Portfolio turnover rate                                   68%                               97%
    Fees and expenses voluntarily waived
      or borne by the Manager consisted
      of the following per share amounts:                $  0.06                           $  0.04

*     Annualized

(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.

(b) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .03% of average daily net assets.

(c)   Computed using average shares outstanding throughout the period.

(d) All Class I shares of the fund were exchanged for Class II shares on January 9, 1998. Amount represents ending net asset value per share on January 9, 1998.

              See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class II share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                                                    Period from September 26, 1996
                                                            Year Ended              Year Ended       (commencement of operations)
                                                         February 28, 1999       February 28, 1998       to February 28, 1997
                                                            ----------              ----------                 ----------
Net asset value, beginning of period                        $    23.16              $    24.36                 $    24.60
                                                            ----------              ----------                 ----------

Income (loss) from investment operations:
  Net investment income                                           0.39(c)                 0.52(c)                    0.14
  Net realized and unrealized gain (loss)                        (0.46)                   1.94                       0.96
                                                            ----------              ----------                 ----------

    Total from investment operations                             (0.07)                   2.46                       1.10
                                                            ----------              ----------                 ----------

Less distributions to shareholders:
  From net investment income                                     (0.24)                  (0.74)                     (0.27)
  In excess of net investment income                             (0.24)                     --                         --
  From net realized gains                                        (2.28)                  (2.92)                     (1.07)
                                                            ----------              ----------                 ----------

    Total distributions                                          (2.76)                  (3.66)                     (1.34)
                                                            ----------              ----------                 ----------

Net asset value, end of period                              $    20.33              $    23.16                 $    24.36
                                                            ==========              ==========                 ==========

Total Return (a)                                                 (0.76%)                 11.60%                      4.51%

Ratios/Supplemental Data:

      Net assets, end of period (000's)                     $   18,295              $   12,500                 $   25,302
      Net expenses to average
        daily net assets                                          0.76%                   0.76%                      0.80%*(b)
      Net investment income to average
        daily net assets                                          1.71%                   2.14%                      0.98%*
      Portfolio turnover rate                                       60%                     68%                        97%
      Fees and expenses voluntarily waived or borne by
        the Manager consisted of the following per
        share amounts:                                      $     0.06              $     0.07                 $     0.05

*     Annualized

(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.

(b) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .04% of average daily net assets.

(c)   Computed using average shares outstanding throughout the period.

              See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                              Year Ended February 28/29,
                                                        -----------------------------------------------------------------------
                                                           1999           1998          1997            1996            1995
                                                        ----------     ----------    ----------      ----------      ----------

Net asset value, beginning of period                    $    23.20     $    24.37    $    24.62      $    22.32      $    25.56
                                                        ----------     ----------    ----------      ----------      ----------

Income (loss) from investment operations:
  Net investment income                                       0.42 (c)       0.54 (c)      0.59            0.36            0.27
  Net realized and unrealized gain (loss)                    (0.47)          1.96          1.02            3.09           (1.57)
                                                        ----------     ----------    ----------      ----------      ----------

    Total from investment operations                         (0.05)          2.50          1.61            3.45           (1.30)
                                                        ----------     ----------    ----------      ----------      ----------

Less distributions to shareholders:
  From net investment income                                 (0.25)         (0.75)        (0.33)          (0.39)          (0.35)
  In excess of net investment income                         (0.24)            --            --              --              --
  From net realized gains                                    (2.28)         (2.92)        (1.53)          (0.76)          (1.59)
                                                        ----------     ----------    ----------      ----------      ----------

    Total distributions                                      (2.77)         (3.67)        (1.86)          (1.15)          (1.94)
                                                        ----------     ----------    ----------      ----------      ----------

Net asset value, end of period                          $    20.38     $    23.20    $    24.37      $    24.62      $    22.32
                                                        ==========     ==========    ==========      ==========      ==========

Total Return (a)                                             (0.68%)        11.71%         6.72%          15.72%          (5.31%)

Ratios/Supplemental Data:

      Net assets, end of period (000's)                 $1,998,447     $3,046,510    $4,232,937      $4,538,036      $2,591,646
      Net expenses to average
        daily net assets                                      0.69%          0.69%         0.71%(b)        0.71%(b)        0.70%(b)
      Net investment income to average
        daily net assets                                      1.84%          2.19%         2.34%           1.93%           1.48%
      Portfolio turnover rate                                   60%            68%           97%             14%             53%
      Fees and expenses voluntarily waived or borne by
        the Manager consisted of the following per
        share amounts:                                  $     0.06     $     0.07    $     0.06      $     0.03      $     0.03

(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.

(b) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .02% of average daily net assets.

(c)   Computed using average shares outstanding throughout the period.

              See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                           Period from January 9, 1998
                                                          Year Ended      (commencement of operations)
                                                       February 28, 1999      to February 28, 1998
                                                       -----------------      --------------------
Net asset value, beginning of period                      $     23.19             $     20.61
                                                          -----------             -----------

Income (loss) from investment operations:
  Net investment income                                          0.42(b)                 0.02(b)
  Net realized and unrealized gain (loss)                       (0.46)                   2.56
                                                          -----------             -----------

    Total from investment operations                            (0.04)                   2.58
                                                          -----------             -----------

Less distributions to shareholders:
  From net investment income                                    (0.25)                     --
  In excess of net investment income                            (0.25)                     --
  From net realized gains                                       (2.28)                     --
                                                          -----------             -----------

    Total distributions                                         (2.78)                     --
                                                          -----------             -----------

Net asset value, end of period                            $     20.37             $     23.19
                                                          ===========             ===========

Total Return (a)                                                (0.60%)                 12.52%

Ratios/Supplemental Data:

    Net assets, end of period (000's)                     $   567,219             $   682,952
    Net expenses to average
      daily net assets                                           0.63%                   0.63%*
    Net investment income to average
      daily net assets                                           1.85%                   0.68%*
    Portfolio turnover rate                                        60%                     68%
    Fees and expenses voluntarily waived or borne by
      the Manager consisted of the following per
      share amounts:                                      $      0.06             $      0.01

*     Annualized

(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.

(b)   Computed using average shares outstanding throughout the period.

              See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)

Notes to Financial Statements
February 28, 1999
--------------------------------------------------------------------------------

1.    Significant accounting policies

      GMO International Core Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

      The Fund seeks maximum total return through investment in a portfolio of common stocks of non- U.S. issuers.

      Prior to January 9, 1998, the Fund offered three classes of shares: Class I, Class II, and Class III. Effective January 9, 1998, Class I shares ceased operations and all shares were exchanged for Class II shares, and Class IV shares commenced operations. The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully described in the Trust's prospectus.

      The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      Portfolio valuation

      Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

GMO International Core Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

      On September 1, 1998, the Malaysian government introduced capital controls effectively eliminating trading of the Malaysian ringgit. Effective February 4, 1999, the Malaysian government modified these restrictions. Funds invested in Malaysia as of February 15, 1999 and repatriated within one year of September 1, 1998, or one year from the date of the investment if after September 1, 1998, are subject to a graduated repatriation tax on the principal invested with a maximum of 30%. The Fund has recorded an accrual in the amount of $13,029,271 for potential repatriation tax on principal invested prior to February 15, 1999. The accrual for Malaysian repatriation taxes is included in the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Funds invested in Malaysia on or after February 15, 1999 are subject to a repatriation tax on capital gains of 30% for currency repatriated in less than one year of the initial investment and 10% for currency repatriated after one year of the initial investment. The Fund has not made any additional investments in Malaysia on or after February 15, 1999 and accordingly no tax provision for capital gains has been accrued.

      Foreign currency translation

      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      Futures contracts

      The Fund may purchase and sell stock index futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a specified price at a given date. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is subsequently settled. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of February 28, 1999.

GMO International Core Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

      Forward currency contracts

      The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of February 28, 1999.

      Swap agreements

      The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to the equity markets. The Fund enters into total return swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the price of the security or index underlying these transactions. At February 28, 1999, there were no open swap agreements.

      Security lending

      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At February 28, 1999, the Fund loaned securities having a market value of $105,443,245 collateralized by cash in the amount of $112,650,328 which was invested in a short-term instrument.

GMO International Core Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

      Taxes

      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States. Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

      Distributions to shareholders

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. The Fund declares separate dividends from net investment income on each class of shares.

      Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to foreign currency and passive foreign investment company transactions. The Fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

      The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 28, 1999. This reclassification has no impact on net investment income, realized gain/loss and net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

        Accumulated
      Undistributed Net         Accumulated Net Realized
      Investment Income                Gain/(Loss)               Paid-in Capital
      -----------------         ------------------------         ---------------

         $20,083,139                  $(54,083,137)                $33,999,998

      Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

GMO International Core Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

      Security transactions and related investment income

      Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      Allocation of operating activity

      The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

      Purchases and redemptions of Fund shares

      The premium on cash purchases of Fund shares is .60% of the amount invested. All purchase premiums are paid to and recorded by the Fund as paid-in capital. These fees are allocated relative to each class' net assets on the share transaction date. Purchase premiums are included as part of each class' "shares sold" as summarized in Note 5. For the year ended February 28, 1999, the Fund received $1,233,011 in purchase premiums. There is no premium for cash redemptions or reinvested distributions. While no purchase premium is normally charged with respect to in-kind purchases of Fund shares, a premium of up to .10% may be charged on certain in-kind transactions.

      Investment risk

      There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.    Fees and other transactions with affiliates

      GMO earns a management fee paid monthly at the annual rate of .75% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .22% for Class II shares, .15% for Class III shares, and .09% for Class IV shares.

      GMO agreed to waive a portion of its fee and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceed .54% of average daily net assets.

GMO International Core Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

      Effective March 1, 1999, GMO's contractual management fee was reduced to .54% of average daily net assets. GMO entered into a binding agreement effective until February 29, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the year ended February 28, 1999, was $32,117. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    Purchases and sales of securities

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 28, 1999, aggregated $1,887,171,276 and $2,912,517,715, respectively.

      At February 28, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in the value of investments held were as follows:

                         Gross Unrealized    Gross Unrealized     Net Unrealized
      Aggregate Cost       Appreciation        Depreciation        Depreciation
      --------------       ------------        ------------        ------------
      $2,909,443,789       $213,911,297        $430,419,669        $216,508,372

4.    Principal shareholder

      At February 28, 1999, 10.33% of the outstanding shares of the Fund were held by one shareholder.

GMO International Core Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

5.    Share transactions

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including a class' portion of the purchase premiums received by the Fund, were as follows:

                           Period from March 1, 1997 to
                                 January 9, 1998
                           ----------------------------
      Class I:                Shares          Amount
                            -----------    -----------

      Shares sold               129,549    $ 3,082,734

      Shares issued to
      shareholders in
      reinvestment of
      distributions              23,945        515,731

      Shares
      repurchased              (162,048)    (3,337,176)
                            -----------    -----------
      Net increase/
      (decrease)                 (8,554)   $   261,289
                            ===========    ===========

                                   Year Ended                           Year Ended
                                February 28, 1999                   February 28, 1998
                            ---------------------------       -----------------------------
      Class II:                Shares         Amount             Shares           Amount
                            ------------   ------------       ------------     ------------
      Shares sold                885,462   $ 19,191,959            763,855     $ 18,068,147

      Shares issued to
      shareholders in
      reinvestment of
      distributions               73,790      1,596,701            274,162        5,880,162

      Shares
      repurchased               (598,960)   (12,638,896)        (1,537,107)     (32,079,430)
                            ------------   ------------       ------------     ------------

      Net increase/
      (decrease)                 360,292   $  8,149,764           (499,090)    $ (8,131,121)
                            ============   ============       ============     ============

GMO International Core Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

      Share transactions - continued

                                       Year Ended                              Year Ended
                                    February 28, 1999                       February 28, 1998
                            ---------------------------------       ---------------------------------
      Class III:              Shares              Amount               Shares              Amount
                            -----------       ---------------       -----------       ---------------
      Shares sold            11,023,810       $   257,852,698        19,930,602       $   489,010,908

      Shares issued to
      shareholders in
      reinvestment of
      distributions          12,569,888           274,662,387        23,749,073           513,606,936

      Shares
      repurchased           (56,861,371)       (1,291,047,156)      (86,021,674)       (1,977,018,471)
                            -----------       ---------------       -----------       ---------------

      Net decrease          (33,267,673)      $  (758,532,071)      (42,341,999)      $  (974,400,627)
                            ===========       ===============       ===========       ===============

                                                                   Period from January 9, 1998
                                     Year Ended                    (commencement of operations)
                                  February 28, 1999                    to February 28, 1998
                            -------------------------------       -------------------------------
      Class IV:                Shares             Amount              Shares            Amount
                            -------------     -------------       -------------     -------------
      Shares sold               6,658,423     $ 166,390,526          32,918,242     $ 678,472,578

      Shares issued to
      shareholders in
      reinvestment of
      distributions             3,674,092        80,195,331                  --                --

      Shares
      repurchased             (11,932,488)     (266,788,054)         (3,468,454)      (77,148,446)
                            -------------     -------------       -------------     -------------
      Net increase/
      (decrease)               (1,599,973)    $ (20,202,197)         29,449,788     $ 601,324,132
                            =============     =============       =============     =============

GMO International Core Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

6.    Financial instruments

      A summary of outstanding financial instruments at February 28, 1999 is as follows:

      Forward currency contracts

                                                                                      Net
                                                                                   Unrealized
      Settlement                              Units                               Appreciation
         Date       Deliver/Receive        of Currency             Value         (Depreciation)
      -----------  -----------------      --------------       ------------      --------------
      Buys
        04/09/99         AUD                  55,711,429       $ 34,601,719       $     96,472
        08/27/99         AUD                  51,377,576         31,948,563           (850,881)
        04/09/99         CAD                 176,896,697        117,176,088          1,876,149
        08/27/99         CHF                  71,434,550         50,236,763           (728,518)
        08/27/99         EUR                 638,756,062        708,357,761        (19,627,886)
        08/27/99         GBP                  16,035,487         25,667,845           (477,355)
        04/09/99         HKD                 213,927,980         27,583,311             42,357
        04/09/99         JPY              27,342,288,900        231,662,810         (1,873,666)
        08/27/99         NOK               1,069,238,491        133,988,573         (4,238,366)
        08/27/99         SEK                 110,226,794         13,546,543           (519,462)
        04/09/99         SGD                  10,202,400          5,938,291            (61,709)
                                                                                  ------------
                                                                                  $(26,362,865)
                                                                                  ============

      Sales

        04/09/99         AUD                 258,340,723       $160,452,409       $  1,820,281
        04/09/99         CAD                  69,754,705         46,205,405           (225,405)
        08/27/99         CHF                 113,207,241         79,613,651          2,132,249
        08/27/99         EUR                 162,883,823        180,632,368          2,662,204
        08/27/99         GBP                 102,969,956        164,822,990          3,003,004
        04/09/99         HKD                 913,732,957        117,814,325           (362,287)
        04/09/99         JPY              44,890,521,935        380,343,595          1,796,149
        08/27/99         NOK                 493,979,187         61,901,594          1,883,914
        08/27/99         SEK                  93,132,172         11,445,666            402,743
        04/09/99         SGD                  14,123,920          8,220,806            332,408
                                                                                  ------------
                                                                                  $ 13,445,260
                                                                                  ============

GMO International Core Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

      Currency Abbreviations:

      AUD   Australian Dollar      HKD   Hong Kong Dollar
      CAD   Canadian Dollar        JPY   Japanese Yen
      CHF   Swiss Franc            NOK   Norwegian Kroner
      EUR   Euro                   SEK   Swedish Krona
      GBP   British Pound          SGD   Singapore Dollar

      Futures contracts

                                                                                Net
                                                                             Unrealized
       Number of                            Expiration      Contract        Appreciation
       Contracts            Type               Date          Value         (Depreciation)
      -----------       ------------        ----------    ------------     --------------
      Buys
            1,096                DAX        March 1999    $147,639,617      $  2,239,390
            1,053       MATIF CAC 40        March 1999      47,312,257           352,116
              325             MIB 30        March 1999      64,725,333         4,622,107
              216              TOPIX        March 1999      20,362,073           463,850
                                                                            ------------
                                                                            $  7,677,463
                                                                            ============

      Sales
              425           ALL ORDS        March 1999    $ 19,067,041      $   (389,694)
            1,103           FTSE 100        March 1999     108,812,182        (7,127,186)
               62          HANG SENG        March 1999       3,933,142          (188,824)
               26            IBEX 35        March 1999       2,846,016           (30,020)
            1,320                OMX        March 1999      11,742,085           119,547
               17             TSE 35        March 1999       1,976,482            28,627
                                                                            ------------
                                                                            $ (7,587,550)
                                                                            ============

At February 28, 1999, the Fund has cash and/or securities to cover any margin requirements on open futures contracts.

GMO International Core Fund
(A Series of GMO Trust)

Federal Tax Information - (Unaudited)
February 28, 1999
--------------------------------------------------------------------------------

For the fiscal year ended February 28, 1999, all the Fund's distributions are from investment company taxable income, except that the Fund has designated 51.80% as net capital gain dividends.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

GMO International Core Fund
(A Series of GMO Trust)

Portfolio Managers

Mr. R. Jeremy Grantham and Mr. Christopher Darnell are primarily responsible for the day-to-day management of the Fund's portfolio. Each of these individuals has been a portfolio manager at Grantham, Mayo, Van Otterloo & Co. LLC for more than fifteen years.

Management Discussion and Analysis of Fund Performance

The Class III shares of the GMO International Core Fund returned -0.7% for the fiscal year ended February 28, 1999 as compared to 4.9% for EAFE and 6.1% for the GMO EAFE-Lite Index. The Fund's underperformance is almost entirely attributable to the underperformance of European value and small-cap stocks, whose performance sharply lagged large, expensively-valued companies. Consistent with the Fund's investment objectives and policies, the Fund was invested substantially in common stocks throughout the period.

Effect of Country Weights (Local Currency Terms)

The fiscal year was an extraordinarily volatile year in the global equity markets. As was the case in the U.S., the international markets got off to a very strong start. However, the global financial crisis that ensued in the third quarter effectively wiped out all of these returns. The global equity markets then rebounded sharply in late 1998, a period in which EAFE-Lite rose by 20.1%. Europe, which accounted for 79% of EAFE-Lite at year-end, returned 11% for the fiscal year in local terms. Japan declined by -11.3%, however the strengthening of the Japanese yen relative to the U.S. dollar (6.8%) offset the majority of the decline in local terms.

In Europe, Finland (+76%), Belgium (+40%), Italy (+23%), France (+19%) and Spain (+17%) were the strongest performing markets. Most of the other major European countries had significant positive returns. Austria (-7.1%), Norway (-27.8%) and Denmark (+1.3%) were the only notable exceptions. Outside of Japan, the Pacific Rim markets were weak with the exception of Australia, which returned 10.8%.

Country selection added modestly to the Fund's performance for the year. Although the Fund was, on average, 9.7% underweight in Europe during the year, the positive contribution derived from overweighting Italy more than offset the Fund's underweight positions in the rest of the region. Overweight positions in Canada and Singapore, which both underperformed EAFE-Lite for the year, somewhat offset the benefit from overweighting Italy and underweighting Japan.

Effect of Currency Weights

The dollar weakened by -0.6% in the fiscal year relative to an EAFE-Lite basket of currencies. European currencies rallied by 5.0% in advance of the introduction of the Euro, but lost all of that gain in the 2 months after the Euro's introduction. The yen rallied by 6.8%. The Fund's underweight in the Japanese yen and overweight in the Canadian dollar detracted from performance.

Effect of Stock Selection

Stock selection was the largest source of underperformance as the Fund's tilts towards small-cap and value stocks were not rewarded in the bull market environment that continued to favor the largest international stocks. The performance of the developed international markets was extremely narrow; for calendar year 1998 only 25 stocks accounted for over 50% of EAFE's return. The Fund's underweight positions in this group of companies, particularly in the telecommunications and pharmaceutical sectors, were a contributing factor to its underperformance.

The majority of the Fund's underperformance was concentrated in Europe, where the Fund's strategy of emphasizing value and mid-cap stocks (i.e., the smallest 20% to 25% of stocks in the EAFE universe) and underweighting large, multinational stocks detracted from performance. The Fund's Japanese holdings added value, as the Fund held no weight in the poor-performing bank sector and an overweight position in Japanese small-cap stocks added value. Although strong stock selection within Japan added positively to the Fund's overall performance, the effect was not sufficient to compensate for underperformance in Europe.

Portfolio Structure and Outlook

The events of the past several years (the bull market in the U.S. and Europe, the collapse of Southeast Asian markets and the poor performance of the Japanese stock market and economy) have driven valuations significantly away from fair value. Today value is exceptionally well positioned for picking countries and companies. Spreads between the cheapest and most expensive countries (even after excluding Southeast Asia) have reached their most attractive levels in fourteen years. European value stocks are exceptionally attractive, having reached their cheapest levels in fifteen years. Small international stocks have fallen to levels that represent a once in forty-year opportunity (i.e., a three- to four-standard deviation move away from their fair value).

The Fund's strategy of emphasizing stocks and countries with attractive valuations will continue to capitalize on these misvaluations. We recognize that it has been extremely difficult to endure the underperformance of a value-driven strategy over the past several years, however, today the Fund's strategy is well-positioned to capitalize on the conditions that will bring value and smaller EAFE stocks in line with more normal historical levels. It is our expectation that clients will be handsomely rewarded for their patience as the market cycle turns in favor of value.

As of year-end, the International Core Fund is now neutral on the Japanese market relative to the EAFE-Lite benchmark for the first time since the Fund's inception in 1987. While significant reform is still needed to tackle the problems of excess saving and investment in Japan, we believe Japan is much less susceptible in a world of expensively valued U.S. and European markets. The Fund remains underweight in the yen, as we believe that a weaker yen is a precondition to restoring the viability of the Japanese economy. The Fund remains underweight in Europe in favor of ex-Japan Asia, where the markets have very strong upside potential and are trading at extremely cheap levels.

The views expressed here are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC Management. They are not meant as investment advice.

--------------------------------------------------------------------------------

            Comparison of Change in Value of a $10,000 Investment in
      GMO International Core Fund Class III Shares and the MSCI EAFE Index
                            As of February 28, 1999

--------------------------------------------------------------------------------
                          Average Annual Total Return
--------------------------------------------------------------------------------
                                                                Since
       1 Year            5 Year            10 Year            Inception
--------------------------------------------------------------------------------
Class                                                          9/26/96
II      -1.4%               n/a                n/a               6.0%
--------------------------------------------------------------------------------
Class
III     -1.3%               5.2%               8.9%              n/a
--------------------------------------------------------------------------------
Class                                                          1/9/98
IV      -1.2%               n/a                n/a               9.8%
--------------------------------------------------------------------------------

                          [LINE GRAPH APPEARS HERE]

                       GMO International Core Fund
      Date                   Class III Shares                MSCI EAFE Index        GMO EAFE - Lite Index
      ----            ---------------------------            ---------------        ---------------------
     1/31/89
     2/28/89                      9,940                           10,000                 10,000
     3/31/89                      9,934                            9,804                  9,853
     6/30/89                      9,842                            9,199                  9,365
     9/30/89                     11,105                           10,339                 10,538
    12/31/89                     11,629                           10,807                 11,090
     3/31/90                     11,509                            8,670                  9,314
     6/30/90                     12,118                            9,498                 10,190
     9/30/90                     10,189                            7,485                  8,141
    12/31/90                     10,686                            8,273                  8,922
     3/31/91                     11,717                            8,888                  9,559
     6/30/91                     11,241                            8,403                  9,033
     9/30/91                     12,398                            9,123                  9,869
    12/31/91                     12,231                            9,276                 10,073
     3/31/92                     12,064                            8,175                  9,125
     6/30/92                     13,130                            8,348                  9,506
     9/30/92                     12,328                            8,474                  9,441
    12/31/92                     12,090                            8,147                  9,073
     3/31/93                     13,651                            9,124                 10,038
     6/30/93                     14,418                           10,041                 10,842
     9/30/93                     15,611                           10,707                 11,642
    12/31/93                     16,922                           10,800                 12,142
     3/31/94                     17,569                           11,177                 12,279
     6/30/94                     17,880                           11,748                 12,725
     9/30/94                     17,973                           11,760                 12,898
    12/31/94                     17,622                           11,640                 12,774
     3/31/95                     17,584                           11,857                 13,129
     6/30/95                     18,356                           11,943                 13,421
     9/30/95                     18,798                           12,441                 13,972
    12/31/95                     19,441                           12,944                 14,505
     3/31/96                     19,874                           13,318                 14,996
     6/30/96                     20,243                           13,528                 15,258
     9/30/96                     20,219                           13,512                 15,397
    12/31/96                     21,297                           13,727                 15,992
     3/31/97                     20,978                           13,513                 15,986
     6/30/97                     22,584                           15,266                 17,828
     9/30/97                     23,120                           15,158                 18,034
    12/31/97                     21,494                           13,970                 16,900
     3/31/98                     25,083                           16,025                 19,621
     6/30/98                     24,981                           16,195                 19,939
     9/30/98                     21,200                           13,892                 17,118
    12/31/98                     24,417                           16,761                 20,558
     2/28/99                     23,362                           16,313                 19,991


Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on reinvested distributions. Each performance figure assumes purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of 60 bp on the purchase. Transaction fees are paid to the Fund to cover trading costs. Performance for Class IV and Class II shares may vary due to different shareholder service fees. Past performance is not indicative of future performance. Information is unaudited.

--------------------------------------------------------------------------------

GMO Global Hedged Equity Fund
(A Series of GMO Trust)
Annual Report
February 28, 1999

                      Report of Independent Accountants

To the Trustees of GMO Trust and the Shareholders of GMO Global Hedged Equity Fund (A Series of GMO Trust)

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Global Hedged Equity Fund at February 28, 1999 and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 22, 1999

GMO Global Hedged Equity Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
February 28, 1999

    Shares       Description                                                     Value ($)
 Par Value ($)
------------------------------------------------------------------------------------------
             MUTUAL FUNDS - 87.2%
   511,113   GMO Emerging Markets Fund                                           3,225,125
   478,547   GMO Evolving Countries Fund                                         2,746,857
   761,055   GMO International Core Fund                                        15,510,296
   107,770   GMO International Small Companies Fund                              1,187,624
   249,112   GMO REIT Fund                                                       2,274,394
   216,227   GMO Small Cap Growth Fund                                           2,352,550
   196,808   GMO Small Cap Value Fund                                            2,300,690
   783,929   GMO U.S. Core Fund                                                 14,573,247
                                                                               -----------

             TOTAL MUTUAL FUNDS (Cost $50,995,142)                              44,170,783
                                                                               -----------

             COMMON STOCKS - 0.0%
             Hong Kong - 0.0%
       400   Johnson Electric Holding                                                1,063
                                                                               -----------
             Italy - 0.0%
    12,500   Grasselto SPA (b)                                                          --
                                                                               -----------
             United Kingdom - 0.0%
    17,870   Viglen Technology Plc (Entitlement Letters)*                               --
                                                                               -----------
             TOTAL COMMON STOCKS (Cost $7,537)                                       1,063
                                                                               -----------
             DEBT OBLIGATIONS - 4.8%
             U.S. Government Agency - 4.8%
$ 2,500,000  Federal Farm Credit Bank Floating Rate Note, CPI + 3.00%, 4.34%     2,415,000
                due 2/14/02 (a)                                                -----------


             TOTAL DEBT OBLIGATIONS (Cost $2,412,917)                            2,415,000
                                                                               -----------

             SHORT-TERM INVESTMENTS - 7.4%
             Cash Equivalents - 5.9%
$ 3,000,000  Wachovia Bank Time Deposit, 4.60% due 3/01/99                       3,000,000
                                                                               -----------

             U.S. Government - 1.5%
$   800,000  U. S. Treasury Bill, 4.40% due 1/06/2000 (a)                          768,416
                                                                               -----------

             TOTAL SHORT-TERM INVESTMENTS (Cost $3,770,420)                      3,768,416
                                                                               -----------


               See accompanying notes to the financial statements.             1

GMO Global Hedged Equity Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

--------------------------------------------------------------------------------

             TOTAL INVESTMENTS - 99.4%
             (Cost $57,186,016)                                                 50,355,262

             Other Assets and Liabilities (net) -  0.6%                            315,440
                                                                               -----------

             TOTAL NET ASSETS - 100.0%                                         $50,670,702
                                                                               ===========

Notes to the Schedule of Investments

(a)   This security is held as collateral for open futures contracts.

(b)   Bankrupt issuer.

*     Non-income producing security.


2              See accompanying notes to the financial statements.

GMO Global Hedged Equity Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities - February 28, 1999
--------------------------------------------------------------------------------

Assets:
     Investments, at value (cost $57,186,016) (Note 1)                            $ 50,355,262
     Foreign currency, at value (cost $41,901) (Note 1)                                 41,901
     Cash                                                                                3,252
     Interest receivable                                                                 8,543
     Receivable for open swap contracts (Notes 1 and 6)                                  4,764
     Net receivable for open forward foreign currency contracts (Notes 1 and 6)        176,302
     Receivable for variation margin on open futures contracts (Notes 1 and 6)         133,218
     Receivable for expenses waived or borne by Manager (Note 2)                        28,683
                                                                                  ------------

         Total assets                                                               50,751,925
                                                                                  ------------

Liabilities:
     Payable to affiliate for (Note 2):
         Management fee                                                                 27,093
         Shareholder service fee                                                           861
     Accrued expenses                                                                   53,269
                                                                                  ------------

         Total liabilities                                                              81,223
                                                                                  ------------

Net assets                                                                        $ 50,670,702
                                                                                  ============

Net assets consist of:
     Paid-in capital                                                              $ 87,842,040
     Accumulated undistributed net investment income                                   322,600
     Accumulated net realized loss                                                 (30,115,257)
     Net unrealized depreciation                                                    (7,378,681)
                                                                                  ------------

                                                                                  $ 50,670,702
                                                                                  ============

Net assets attributable to Class III Shares                                       $ 50,670,702
                                                                                  ============

Shares outstanding - Class III                                                       6,678,751
                                                                                  ============

Net asset value per share - Class III                                             $       7.59
                                                                                  ============


               See accompanying notes to the financial statements.             3

GMO Global Hedged Equity Fund
(A Series of GMO Trust)

Statement of Operations - Year Ended February 28, 1999
--------------------------------------------------------------------------------

Investment income:
     Dividends from investment company shares                                  $  1,928,921
     Interest                                                                     1,040,682
                                                                               ------------
         Total income                                                             2,969,603
                                                                               ------------
Expenses:
     Management fee (Note 2)                                                        892,689
     Custodian fees                                                                  72,686
     Audit fees                                                                      40,979
     Transfer agent fees                                                             27,853
     Legal fees                                                                       2,187
     Trustees fees (Note 2)                                                           1,365
     Registration fees                                                                  502
     Miscellaneous                                                                    1,474
     Fees waived or borne by Manager (Note 2)                                      (837,881)
                                                                               ------------
                                                                                    201,854
     Shareholder service fee - Class III (Note 2)                                    27,988
                                                                               ------------

         Net expenses                                                               229,842
                                                                               ------------

            Net investment income                                                 2,739,761
                                                                               ------------

Realized and unrealized gain (loss): Net realized gain (loss) on:
            Investments                                                         (16,527,223)
            Realized gain distributions from investment company shares           13,755,524
            Closed futures contracts                                            (16,413,258)
            Closed swap contracts                                                (7,095,984)
            Foreign currency, forward contracts and foreign currency related
                transactions                                                      1,790,288
                                                                               ------------
                   Net realized loss                                            (24,490,653)
                                                                               ------------

         Change in net unrealized appreciation (depreciation) on:
            Investments                                                             (22,832)
            Open futures contracts                                                7,158,419
            Open swap contracts                                                   4,125,795
            Foreign currency, forward contracts and foreign currency related
                transactions                                                     (1,254,452)
                                                                               ------------
                   Net unrealized gain                                           10,006,930
                                                                               ------------
         Net realized and unrealized loss                                       (14,483,723)
                                                                               ------------

Net decrease in net assets resulting from operations                           $(11,743,962)
                                                                               ============


4              See accompanying notes to the financial statements.

GMO Global Hedged Equity Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                         Year Ended           Year Ended
                                                                     February 28, 1999    February 28, 1998
                                                                     -----------------    -----------------
Increase (decrease) in net assets:
Operations:
     Net investment income                                             $   2,739,761       $   6,813,996
     Net realized gain (loss)                                            (24,490,653)         17,777,218
     Change in net unrealized appreciation (depreciation)                 10,006,930         (27,674,481)
                                                                       -------------       -------------

     Net decrease in net assets resulting from operations                (11,743,962)         (3,083,267)
                                                                       -------------       -------------

Distributions to shareholders from:
     Net investment income - Class III                                    (2,739,761)         (6,516,906)
     In excess of net investment income - Class III                       (2,683,188)                 --
     Net realized gains - Class III                                               --         (19,721,985)
     In excess of net realized gains - Class III                                  --          (7,564,405)
                                                                       -------------       -------------

                                                                          (5,422,949)        (33,803,296)
                                                                       -------------       -------------

Net share transactions - Class III (Note 5)                             (102,868,056)        (89,109,720)
                                                                       -------------       -------------

     Total decrease in net assets                                       (120,034,967)       (125,996,283)

Net assets:
     Beginning of period                                                 170,705,669         296,701,952
                                                                       -------------       -------------

     End of period (including accumulated undistributed net
     investment income of $322,600 and distributions in excess of
     net investment income of $1,571,288, respectively)                $  50,670,702       $ 170,705,669
                                                                       =============       =============


               See accompanying notes to the financial statements.             5

GMO Global Hedged Equity Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                             Year Ended February 28/29,
                                               -------------------------------------------------------------------------------------
                                                   1999              1998            1997               1996            1995*
                                               ------------      ------------    ------------       ------------    ------------
Net asset value, beginning of period           $       8.72      $      10.69    $      10.64       $      10.12    $      10.00
                                               ------------      ------------    ------------       ------------    ------------

Income from investment operations:
  Net investment income (e)                            0.17(c)           0.35            0.24               0.21            0.11
  Net realized and unrealized gain (loss)             (0.88)             0.52            0.01               0.55            0.08
                                               ------------      ------------    ------------       ------------    ------------

    Total from investment operations                  (0.71)            (0.17)           0.25               0.76            0.19
                                               ------------      ------------    ------------       ------------    ------------

Less distributions to shareholders:
  From net investment income                          (0.21)            (0.35)          (0.20)             (0.24)          (0.07)
  In excess of net investment income                  (0.21)               --              --                 --              --
  From net realized gains                                --             (1.05)             --                 --              --
  In excess of net realized gains                        --             (0.40)             --                 --              --
                                               ------------      ------------    ------------       ------------    ------------
Total distributions                                   (0.42)            (1.80)          (0.20)             (0.24)          (0.07)
                                               ------------      ------------    ------------       ------------    ------------

Net asset value, end of period                 $       7.59      $       8.72    $      10.69       $      10.64    $      10.12
                                               ============      ============    ============       ============    ============

Total Return (a)                                      (8.13%)           (1.63%)          2.34%              7.54%           1.92%

Ratios/Supplemental Data:

     Net assets, end of period (000's)         $     50,671      $    170,706    $    296,702       $    382,934    $    214,638
     Net expenses to average
         daily net assets (d)                          0.17%             0.58%           0.91%(b)           0.78%           0.92**%
     Net investment income to average
         daily net assets (e)                          1.99%             2.93%           1.99%              2.44%           2.85**%
     Portfolio turnover rate                             21%              277%            463%               214%            194%
     Fees and expenses voluntarily waived or
         borne by the Manager consisted of
         the following per share amounts:      $       0.05       $      0.04     $      0.02        $     0.005    $      0.006


*     Period from July 29, 1994 (commencement of operations) to February 28,
      1995.

**    Annualized

(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.

(b) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximates .02% of average daily net assets.

(c)   Computed using average shares outstanding throughout the period.

(d) On August 20, 1997, the Fund began to invest a substantial portion of its assets in other funds of GMO Trust and revised its voluntary waiver. Net expenses exclude expenses incurred indirectly through investment in underlying funds. See Note 2.

(e) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.


6              See accompanying notes to the financial statements.

GMO Global Hedged Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements
February 28, 1999
--------------------------------------------------------------------------------

1.    Significant accounting policies

      GMO Global Hedged Equity Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

      The Fund seeks total return consistent with minimal exposure to general equity market risk, either directly or through investment in other Funds of the Trust ("underlying Funds"). On August 20, 1997, the Fund began to invest a substantial portion of its assets in underlying Funds.

      The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      Portfolio valuation

      Shares of underlying Funds are valued at their net asset value as reported on each business day. Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      Foreign currency translation

      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains

GMO Global Hedged Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

      and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      Futures contracts

      The Fund may purchase and sell stock index futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a specified price at a given date. The Fund may use futures contracts to manage its exposure to the stock. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is subsequently settled. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of February 28, 1999.

      Forward currency contracts

      The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet

GMO Global Hedged Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

      the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of February 28, 1999.

      Swap agreements

      The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to the equity markets. The Fund enters into total return swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the price of the security or index underlying these transactions. See Note 6 for a summary of the open swap agreement as of February 28, 1999.

      Taxes

      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

      Distributions to shareholders

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

      Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to foreign currency transactions.

GMO Global Hedged Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

      The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 28, 1999. This reclassification has no impact on net investment income, realized gain/loss and net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

         Accumulated
      Undistributed Net         Accumulated Net Realized
      Investment Income               Gain/(Loss)                Paid-in Capital
      -----------------         ------------------------         ---------------
         $4,577,076                   $(4,747,946)                    $170,870

      Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

      Security transactions and related investment income Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      Expenses

      The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund will also incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary. (See Note 2).

      Purchases and redemptions of Fund shares

      The premium on cash purchases of Fund shares is .37% of the amount invested. Prior to June 30, 1997, the premium on cash purchases was .50% of the amount invested. In the case of cash redemptions, the fee is 1.40% of the amount redeemed. The Manager may waive the fee on cash redemptions if it is not necessary to incur costs relating to the early termination of hedging transactions to meet redemption requests. All purchase premiums and redemption fees are paid to and are recorded by the Fund as paid-in capital. Purchase premiums are included as part of "shares

GMO Global Hedged Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

      sold" and redemption fees are included as part of "shares repurchased," respectively, as summarized in Note 5. For the year ended February 28, 1999, the Fund received $23,781 in purchase premiums and $43,941 in redemption fees. There is no premium for reinvested distributions. While no purchase premium is normally charged with respect to in-kind purchases of Fund shares, a purchase premium of up to .10% may be charged on certain in-kind transactions.

      Investment risk

      There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.    Fees and other transactions with affiliates

      GMO earns a management fee paid monthly at the annual rate of .65% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares. The Fund will invest in Class III shares of each underlying Fund being offered. Like the management fee (as described below), the shareholder service fee will be waived (but not below zero) to the extent of the indirect shareholder service fees paid in connection with the Fund's investment in shares of underlying Funds.

      On August 20, 1997, the Fund revised its voluntary expense waiver to include certain expenses incurred indirectly by the Fund through investment in underlying Funds. GMO agreed to waive a portion of its fee (but not below zero) and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding custody fees, brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses ("fund expenses")) plus the amount of fees and expenses (excluding shareholder service fee and fund expenses (as defined above) incurred indirectly by the Fund through investment in underlying Funds) exceed .50% of average daily net assets. Because GMO will not waive the management fees below zero, and because the amount of fees and expenses incurred indirectly by the Fund will vary, the operating expenses (excluding shareholder service fees and fund expenses) incurred indirectly by the Fund through investment in underlying Funds may exceed .50% of the Fund's average daily net assets. For the year ended February 28, 1999, operating expenses (excluding shareholder service fees and fund expenses) incurred indirectly by the Fund were .41% of the Fund's average daily net assets.

GMO Global Hedged Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

      Effective March 1, 1999, GMO's contractual management fee was reduced to .50% of average daily net assets. GMO entered into a binding agreement effective until February 29, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding custody fees, brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses ("fund expenses")) plus the amount of fees and expenses, excluding shareholder service fees and fund expenses (as defined above) incurred indirectly by the Fund through investment in underlying Funds exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the year ended February 28, 1999, was $1,365. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    Purchases and sales of securities

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 28, 1999, were as follows:

                                                 Purchases            Proceeds
                                               -------------       -------------
      U.S. Government securities               $  3,847,520        $  1,443,750
      Investments (non-U.S. Government
      securities)                                20,940,047         119,683,411

      At February 28, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                        Gross Unrealized     Gross Unrealized     Net Unrealized
      Aggregate Cost      Appreciation         Depreciation        Depreciation
      --------------    ----------------     ----------------     -------------
       $60,699,394           $50,083            $10,394,215        $10,344,132

4.    Principal shareholders

      At February 28, 1999, 52.8% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.

GMO Global Hedged Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

5.    Share transactions

      The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares, including the purchase premiums and redemption fees received by the Fund, were as follows:

                           Year Ended                       Year Ended
                       February 28, 1999                February 28, 1998
                 -------------------------------   -----------------------------
    Class III:      Shares           Amount          Shares           Amount
                 --------------   --------------   -------------   -------------
Shares sold            977,477    $   8,484,590         58,635    $     595,622

Shares issued to
shareholders in
reinvestment of
distributions          613,717        4,694,941      3,493,801       30,813,859

Shares
repurchased        (14,483,783)    (116,047,587)   (11,741,685)    (120,519,201)
                   -----------    -------------    -----------    -------------
Net decrease       (12,892,589)   $(102,868,056)    (8,189,249)   $ (89,109,720)
                   ===========    =============    ===========    =============

GMO Global Hedged Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

6.    Financial instruments

      A summary of outstanding financial instruments at February 28, 1999 is as follows:

      Futures contracts

                                                                       Net
                                                                    Unrealized
Number of                      Expiration        Contract          Appreciation
Contracts        Type             Date             Value          (Depreciation)
-----------  --------------  ---------------   --------------     --------------
 Sales
     4         ALL ORDS        March 1999     $   179,455         $  (2,193)
     5            DAX          March 1999         673,538            64,652
    16         FT-SE 100       March 1999       1,578,418           (32,910)
     2         HANG SENG       March 1999         126,876            (6,862)
     2           IBEX          March 1999         218,924            (4,387)
    16       MATIF CAC 40      March 1999         718,895            31,379
     1           MIB30         March 1999         199,155            22,574
    23            OMX          March 1999         204,597             2,465
    79          S&P 500        March 1999      24,401,125          (742,215)
    10           TOPIX         March 1999         942,689           (61,697)
                                                                  ---------
                                                                  $(729,194)
                                                                  =========

      At February 28, 1999, the Fund had cash and/or securities to cover any margin requirements on open futures contracts.

      Forward currency contracts

                                                                     Net
                                                                 Unrealized
Settlement                          Units                       Appreciation
   Date       Deliver/Receive    of Currency        Value       (Depreciation)
----------    ---------------   ------------     ----------     --------------
  Buys
04/09/99          AUD                969,580     $  602,195      $  (7,805)
08/27/99          CHF                196,700        138,330         (1,670)
08/27/99          EUR                622,112        689,900        (10,100)
08/27/99          GBP              1,480,428      2,369,707        (43,704)
04/09/99          HKD              3,959,801        510,566            566
04/09/99          JPY            365,357,590      3,095,563       (124,437)
                                                                 ---------
                                                                 $(187,150)
                                                                 =========

GMO Global Hedged Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

Forward currency contracts - continued

                                                                     Net
                                                                 Unrealized
Settlement                          Units                       Appreciation
   Date       Deliver/Receive    of Currency        Value       (Depreciation)
----------    ---------------   ------------     ----------     --------------
Sales
04/09/99          AUD              1,292,625     $  802,834       $ 12,166
08/27/99          CHF                810,693        570,124          6,881
08/27/99          EUR              2,417,031      2,680,402         39,242
08/27/99          GBP              2,182,297      3,493,181         61,781
04/09/99          HKD              5,118,102        659,915             85
04/09/99          JPY            444,040,000      3,762,214        237,785
08/27/99          SEK              1,563,468        192,146          5,512
                                                                  --------
                                                                  $363,452
                                                                  ========

      Currency Abbreviations:

      AUD   Australian Dollar                     HKD     Hong Kong Dollar
      CHF   Swiss Franc                           JPY     Japanese Yen
      EUR   Euro                                  SEK     Swedish Krona
      GBP   British Pound

Swap agreement

                                                                        Net
  Notional      Expiration                                          Unrealized
   Amount         Date                  Description                Appreciation
--------------  ----------  ----------------------------------     ------------
  $15,050,313     5/31/99   Agreement with Deutsche Bank AG          $ 4,764
                            dated 5/26/98 to pay (receive)
                            the notional amount multiplied by
                            the return on the EAFE Index
                            (including dividends) and to
                            receive the notional amount
                            multiplied by 6 month LIBOR
                            adjusted by a specified spread.

GMO Global Hedged Equity Fund
(A Series of GMO Trust)

Federak Tax Information - (Unaudited)
February 28, 1999
--------------------------------------------------------------------------------

The Fund has elected to defer to March 1, 1999 post-October capital losses of $16,892,263.

At February 28, 1999, the Fund had a capital loss carryforward available to offset future capital gains, if any, of the following amount:

                        Year of Expiration                    Amount
                        ------------------                  -----------
                              2007                          $10,447,067

GMO Global Hedged Equity Fund
(A Series of GMO Trust)

Portfolio Managers

Mr. R. Jeremy Grantham, Mr. Christopher Darnell and Mr. Forrest Berkley are primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Grantham has been with GMO since its founding in 1977. Mr. Darnell has been with GMO and involved in portfolio management for more than 15 years. Mr. Berkley has been with GMO and involved in portfolio management for more than 10 years.

Management Discussion and Analysis of Fund Performance

The Class III shares of the Global Hedged Equity Fund returned -8.1% for the fiscal year ending February 28, 1999. During that period the Fund's benchmark, The Salomon Smith Barney 3 Month T-Bill, returned +4.9%.

The Fund's objective is to outperform the Salomon Smith Barney 3 Month T-Bill Index by adding the alpha (value added) of our U.S. and international equity funds, as well as the value added of our asset allocation strategy, to a short-term fixed income return. As of February 28, 1999, the Fund held 43% of its assets in long U.S. equities, 33% in developed international equities and 12% in emerging markets equities. The remaining 12% of the Fund was invested in U.S. Treasuries and cash holdings. The long equity exposure is hedged, using short EAFE futures and short international equity swaps combined to represent the GMO EAFE-Lite Index as well as short S&P 500 futures, totaling approximately 100% of the value of the long assets.

The Fund currently invests in the GMO Core Fund, GMO REIT Fund, GMO Small Cap Growth Fund, GMO Small Cap Value Fund, GMO Evolving Countries Fund, GMO Emerging Markets Fund, GMO International Small Companies Fund and GMO International Core Fund.

The GMO Global Hedged Equity Fund's performance for the fiscal year was hurt by the poor performance of the GMO International Core Fund relative to EAFE-Lite. For the fiscal year, the GMO International Core Fund returned -0.7%, trailing the GMO EAFE-Lite Index by 6.8%. Returns for the Fund relative to the benchmark were hurt by the Fund's value orientation relative to a market that favored large, growth-oriented international stocks.

The emerging markets position also negatively affected the relative performance of the GMO Global Hedged Equity Fund. The 12% weight in emerging markets was hedged half with short S&P 500 futures and half with short EAFE futures and international equity swaps. This position reflected the expectation that emerging markets would outperform richly valued developed equity markets. However, during the year, developed markets continued to trend upwards, while emerging markets fell sharply in the wake of the financial collapse in Southeast Asia. The Fund's position in emerging equities detracted 4.2% from performance for the period.

For the fiscal year, the U.S. equity funds held long by the Fund as a group returned 5.1%, significantly underperforming the S&P 500 return of 19.8%. The GMO U.S. Core Fund, which accounts for the majority of the U.S. equity holdings, underperformed the S&P 500 Index by 4.8%. Diversification into the GMO Small Cap Value, Small Cap Growth and REIT Funds was unsuccessful in adding value. Though these funds did reasonably well against their respective underlying benchmarks, they lagged the S&P 500 Index, which continued its strong run.

The 12% Treasury position was enhanced with bond futures for most of the fiscal year. As interest rate spreads narrowed, this exposure added value for the period.

Outlook

GMO's global equity alpha is positioned to benefit as the extremes of the current market environment work their way out of the system. Our expectation is that emerging equities, which are trading at a fraction of their replacement cost, will significantly outperform developed market equities over the next three to five years. Long positions in global small stocks and REITs, with their strong earnings growth and historically cheap valuations, also look likely to add value relative to overpriced large-cap equities.

The views expressed here are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC Management. They are not meant as investment advice.

            Comparison of Change in Value of a $10,000 Investment in
             GMO Global Hedged Equity Fund Class III Shares and the
                   Salomon Smith Barney 3 Month T-Bill Index
                            As of February 28, 1999



--------------------------------------------------------------------------------
                          Average Annual Total Return
--------------------------------------------------------------------------------
                                            Since
                      1 Year              Inception
                                           7/29/94
Class III             - 9.8%                -0.1%
--------------------------------------------------------------------------------

                          [LINE GRAPH APPEARS HERE]

Date          GMO Global Hedged Equity Fund      Salomon Smith Barney
                     Class III Shares            3 Month T-Bill Index
 1/31/94
 7/29/94                9,963                         10,000
 9/30/94                9,983                         10,075
12/31/94               10,004                         10,206
 3/31/95               10,105                         10,349
 6/30/95               10,436                         10,500
 9/30/95               10,613                         10,648
12/31/95               10,809                         10,793
 3/31/96               10,860                         10,932
 6/30/96               10,921                         11,071
 9/30/96               11,027                         11,215
12/31/96               11,251                         11,360
 3/31/97               11,083                         11,504
 6/30/97               11,052                         11,653
 9/30/97               11,364                         11,804
12/31/97               11,071                         11,957
 3/31/98               11,083                         12,110
 6/30/98               10,630                         12,265
 9/30/98               10,503                         12,417
12/31/98               10,287                         12,559
 2/28/99                9,959                         12,649


Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on reinvested distributions. Each performance figure assumes purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of 37 bp on the purchase and 140 bp on the redemption. Transaction fees are paid to the Fund to cover trading costs. Past performance is not indicative of future performance. Information is unaudited.

GMO Japan Fund
(A Series of GMO Trust)
Annual Report
February 28, 1999

                        Report of Independent Accountants

To the Trustees of GMO Trust and the Shareholders of GMO Japan Fund (A Series of GMO Trust)

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Japan Fund at February 28, 1999 and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
April 16, 1999

GMO Japan Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
February 28, 1999

     Shares      Description                                          Value ($)
--------------------------------------------------------------------------------
                 COMMON STOCKS - 96.4%
                 Automotive - 2.8%
      21,000     Autobacs Seven                                        640,708
      40,000     Honda Motor Co Ltd                                  1,540,666
       5,500     Mabuchi Motor Co                                      369,912
     127,000     Nissan Motor Co                                       495,584
      47,000     Suzuki Motor Corp                                     518,921
                                                                 -------------
                                                                     3,565,791
                                                                 -------------
                 Banking - 4.2%
      70,000     Asahi Bank                                            306,785
     139,000     Bank Of Tokyo-Mitsubishi                            1,675,263
     107,000     Fuji Bank                                             421,146
      75,000     Industrial Bank of Japan                              374,842
      51,000     Mitsubishi Trust & Banking                            433,274
     163,000     Sakura Bank Ltd                                       354,437
      79,000     Sanwa Bank Ltd                                        808,976
      64,000     Sumitomo Bank                                         771,884
      39,000     Tokai Bank                                            190,973
                                                                 -------------
                                                                     5,337,580
                                                                 -------------
                 Chemicals - 4.1%
     271,000     Daicel Chemical Industries Ltd                        719,469
     243,000     Japan Synthetic Rubber Co Ltd                       1,136,662
      48,000     Kureha Chemical Industry Co Ltd                       123,388
     251,000     Mitsubishi Gas Chemical Co Inc                        651,563
     308,000     Mitsui Petrochemical Industries Ltd                 1,207,080
      22,000     Nagase & Co                                            83,810
      79,000     Nichimen Corp                                          85,225
      20,000     Nippon Paint Co                                        34,724
      13,000     Shin-Etsu Chemical Co Ltd                             304,593
     418,000     Showa Denko                                           352,297
      49,000     Sumitomo Bakelite Co Ltd                              330,383
      38,000     Tokuyama Corp                                         127,467
      55,000     Tokyo Ink Manufacturing Co Ltd                        111,715
                                                                 -------------
                                                                     5,268,376
                                                                 -------------
                 Computers and Office Equipment - 0.2%
      35,000     NCR Japan Ltd                                         197,640
       7,000     Nihon Unisys Ltd                                       97,935
                                                                 -------------
                                                                       295,575
                                                                 -------------
                 Construction - 3.4%
     560,000     Aoki Corp *                                           226,549
      18,000     Chudenko Corp                                         341,340
      46,000     Daiwa House Industry Co Ltd                           471,437


              See accompanying notes to the financial statements.              1

GMO Japan Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

     Shares      Description                                          Value ($)
--------------------------------------------------------------------------------
                 Construction- continued
      64,000     Kajima Corp                                           153,729
     216,000     Maeda Corp                                            593,477
      12,000     Maeda Road Construction                                70,796
     405,000     Mitsui Engineering & Shipbuilding *                   358,407
      54,000     Okumura Corp                                          208,900
      67,000     Onoda Cement Co Ltd                                   177,876
     262,000     Sato Kogyo Co Ltd                                     178,862
      58,000     Sekisui House Ltd                                     593,932
     131,000     Shokusan Jutaku Sogo Co Ltd *                         131,386
      62,000     Takara Standard Co                                    439,461
      30,000     Toda Corp                                             142,857
     162,000     Tokyo Construction Co Ltd *                           101,037
      15,000     Toyo Exterior Co Ltd                                  145,765
                                                                 -------------
                                                                     4,335,811
                                                                 -------------
                 Consumer Goods - 4.7%
      15,000     Bandai Co                                             157,396
      71,000     Ezaki Glico Co Ltd                                    418,281
         300     Fuji Photo Film Co Ltd                                 11,024
      13,000     Hitachi Maxell Ltd                                    218,584
      42,000     Minolta Co Ltd                                        202,478
      38,600     Nintendo Co Ltd                                     3,253,266
         800     Sega Enterprises                                       15,103
      94,000     Ushio Inc                                           1,009,322
      44,000     Victor Co of Japan Ltd                                290,367
      39,000     Yakult Honsha Co Ltd                                  218,913
      28,000     Yamaha Corp                                           258,879
                                                                 -------------
                                                                     6,053,613
                                                                 -------------
                 Electric - 3.3%
      34,000     Kinden Corp                                           447,029
      42,000     Kokusai Electric                                      269,381
     401,000     Mitsubishi Electric Corp                            1,203,169
     296,000     Oki Electric Industry                                 920,556
      25,000     Showa Electric Wire & Cable                            34,766
      88,000     Stanley Electric Co Ltd                               283,321
     107,000     Sumitomo Electric                                   1,126,363
                                                                 -------------
                                                                     4,284,585
                                                                 -------------
                 Electronics - 9.2%
      13,400     Aiwa Co                                               282,343
      74,000     Canon Inc                                           1,584,155
      61,900     Fanuc Co                                            2,311,142
       3,000     Hirose Electric Co. Ltd                               203,540


2             See accompanying notes to the financial statements.

GMO Japan Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

     Shares      Description                                          Value ($)
--------------------------------------------------------------------------------
                 Electronics - continued
      86,000     Japan Aviation Electronics                            241,365
      39,000     Kyocera Corp                                        1,840,708
      40,000     Nichicon Corp                                         483,776
      35,000     Ryosan Co                                             589,971
      43,000     Sony Corp                                           3,254,446
      16,000     Tokyo Electron                                        728,192
      44,000     Toshiba Corp                                          272,937
                                                                 -------------
                                                                    11,792,575
                                                                 -------------
                 Financial Services - 0.8%
       3,000     Acom Ltd                                              177,244
      19,000     Credit Saison Co                                      399,536
       2,000     Hitachi Credit Corp                                    37,421
     143,000     New Japan Securities Co Ltd *                         136,190
       7,000     Promise Co                                            318,584
                                                                 -------------
                                                                     1,068,975
                                                                 -------------
                 Food and Beverage - 6.4%
       9,000     Denny's Japan Co Ltd                                  209,355
     114,000     House Foods Corp                                    1,675,651
      70,000     Itoham Foods Inc                                      286,726
      12,000     Ito-Yokado                                            699,874
      22,000     Katokichi Co Ltd                                      297,598
      60,000     Kikkoman Corp                                         372,187
      88,000     Kirin Brewery Co Ltd                                1,042,056
      19,000     Meiji Seika Kaisha Ltd                                 77,185
      34,000     Mercian Corp                                          134,968
      34,000     Nichirei                                               75,938
     109,000     Nippon Meat Packers Inc                             1,479,975
     127,000     Nippon Suisan Kaisha Ltd *                            135,938
      50,000     Nisshin Oil Mills Ltd                                 121,787
      11,000     Nissin Food Products Co Ltd                           232,701
     100,700     Q.P. Corp                                             714,618
     103,000     Snow Brand Milk Products Co Ltd                       499,157
      26,000     Toyo Suisan Kaisha                                    205,765
                                                                 -------------
                                                                     8,261,479
                                                                 -------------
                 Health Care - 2.7%
       4,000     Hoya Corp                                             195,533
      63,000     Kyowa Hakko Kogyo Co Ltd                              297,876
      99,000     Lion Corp                                             388,824
      86,000     Sankyo Co Ltd                                       1,848,293
      63,000     Shiseido Co Ltd                                       764,602
                                                                 -------------
                                                                     3,495,128
                                                                 -------------


              See accompanying notes to the financial statements.              3

GMO Japan Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

     Shares      Description                                          Value ($)
--------------------------------------------------------------------------------
                 Insurance - 0.6%
      68,000     Tokio Marine & Fire Insurance Co                      727,855
                                                                 -------------
                 Leisure - 0.3%
      26,000     Heiwa Corp                                            370,333
                                                                 -------------
                 Machinery - 4.3%
     117,000     Amada Co Ltd                                          575,879
     162,000     Furukawa Co Ltd                                       217,092
     809,000     Mitsubishi Heavy Industries                         3,006,903
      15,000     Mori Seiki Co Ltd                                     151,833
      17,000     Rinnai Corp                                           316,646
       9,000     SMC                                                   728,192
     100,000     Toshiba Tungaloy Co Ltd                               273,915
      95,000     Tsubakimoto Chain                                     200,169
                                                                 -------------
                                                                     5,470,629
                                                                 -------------
                 Metals and Mining - 1.5%
     155,000     Hitachi Metals Ltd                                    438,938
      18,000     Maruichi Steel Tube                                   209,355
     138,000     Nachi Fujikoshi Co                                    198,887
      44,000     Nitto Denko Corp                                      658,609
     234,000     Tomen Corp                                            177,497
      53,000     Yodogawa Steel Works                                  189,844
                                                                 -------------
                                                                     1,873,130
                                                                 -------------
                 Oil and Gas - 3.9%
     456,000     Cosmo Oil Co Ltd                                      645,664
      64,000     General Sekiyu (KK)                                   207,670
     516,000     Mitsubishi Oil Co Ltd *                               930,670
     751,000     Nippon Oil Co Ltd                                   2,639,418
      87,600     Showa Shell Sekiyu                                    460,703
      60,000     Teikoku Oil Co Ltd                                    159,292
                                                                 -------------
                                                                     5,043,417
                                                                 -------------
                 Paper and Allied Products - 1.6%
      31,000     Daio Paper Corp                                       127,762
     167,000     Hokuetsu Paper Mills                                  724,863
     226,000     Nippon Paper Industries                               864,762
      52,000     Sumitomo Forestry Co Ltd                              350,611
                                                                 -------------
                                                                     2,067,998
                                                                 -------------
                 Pharmaceuticals - 5.3%
     207,000     Chugai Pharmaceutical Co Ltd                        1,980,152
      65,000     Daiichi Seiyaku Co Ltd                                989,381
     101,000     Dainippon Pharmaceutical Co Ltd                       412,002


4             See accompanying notes to the financial statements.

GMO Japan Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

     Shares      Description                                          Value ($)
--------------------------------------------------------------------------------
                 Pharmaceuticals - continued
     127,000     Fujisawa Pharmaceutical Co Ltd                      1,631,252
      70,000     Kaken Pharmaceutical Co Ltd                           332,743
      19,000     Kissei Pharmaceutical Co Ltd                          322,672
      20,000     Taisho Pharmaceutical Co Ltd                          530,973
     118,000     Tanabe Seiyaku Co Ltd                                 607,653
                                                                 -------------
                                                                     6,806,828
                                                                 -------------
                 Retail Trade - 0.7%
       7,000     Aoki International                                     32,448
      26,000     Best Denki Co Ltd                                     186,262
      48,000     Hankyu Department Stores Inc                          295,727
      52,000     Joshin Denki Co Ltd                                   141,997
      45,000     Nichii Co Ltd                                         252,212
                                                                 -------------
                                                                       908,646
                                                                 -------------
                 Services - 5.2%
      96,000     Canon Sales Co Inc                                  1,387,611
      82,200     CSK Corp                                            2,320,860
      65,000     Kamigumi Co Ltd                                       285,967
     504,000     Nissho Iwai Corp                                      348,319
      28,000     Secom Co Ltd                                        2,173,451
      30,000     Sumitomo Corp                                         150,695
                                                                 -------------
                                                                     6,666,903
                                                                 -------------
                 Technology - 7.8%
       9,000     Advantest Corp                                        683,439
      98,000     Dainippon Screen Manufacturing Co Ltd                 359,292
     732,000     Hitachi Ltd                                         4,627,054
       8,600     Keyence Corp                                        1,013,300
         300     Murata Manufacturing Co Ltd                            13,502
      47,000     NEC Corp                                              474,555
      40,400     TDK Corp                                            2,897,632
                                                                 -------------
                                                                    10,068,774
                                                                 -------------
                 Telecommunications - 2.0%
     109,000     Gakken Co Ltd                                         115,752
     104,000     Japan Radio Co                                        393,561
      26,000     Matsushita Communications                           1,345,470
      44,000     Nitsuko Corp                                          179,857
      44,000     Tokyo Broadcasting System Inc                         478,382
                                                                 -------------
                                                                     2,513,022
                                                                 -------------
                 Textiles - 2.9%
     145,000     Gunze Ltd                                             318,963
     146,000     Kurabo Industries Ltd                                 151,353
     238,000     Nisshinbo Industries Inc                              792,330


              See accompanying notes to the financial statements.              5

GMO Japan Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

     Shares      Description                                          Value ($)
--------------------------------------------------------------------------------
                 Textiles - continued
      87,000     Onward Kashiyama Co Ltd                               960,556
     294,000     Renown Inc *                                          161,062
      35,000     Tokyo Style Co Ltd                                    363,422
     258,000     Toyobo Co Ltd                                         321,820
      67,000     Wacoal Corp                                           706,422
                                                                 -------------
                                                                     3,775,928
                                                                 -------------
                 Tobacco - 3.7%
         518     Japan Tobacco Inc                                   4,715,047
                                                                 -------------
                 Transportation- 7.5%
         238     East Japan Railway Co                               1,432,212
      37,000     Fujita Kanko Inc                                      313,401
      76,000     Fukuyama Transporting Co Ltd                          295,289
      76,000     Hankyu Corp                                           319,629
      27,000     Japan Airport Terminal Co Ltd                         162,478
     476,000     Kawasaki Kisen                                        682,006
     203,000     Keio Teito Electric Railway Co Ltd                    846,903
     173,000     Keisei Electric Railway                               513,241
     138,000     Nagoya Railroad Co Ltd                                466,397
      42,000     Nankai Electric Railway Co Ltd                        197,168
      51,000     Odakyu Electric Railway                               171,934
      69,000     Royal Co Ltd                                          946,169
     152,000     Sagami Railway Co Ltd                                 381,761
      85,000     Seino Transportation Co Ltd                           451,327
      68,000     Skylark Co Ltd                                      1,215,002
      27,000     Toei Co Ltd                                            75,322
      89,000     Yamato Transport Co Ltd                             1,197,918
                                                                 -------------
                                                                     9,668,157
                                                                 -------------
                 Utilities - 7.3%
      20,600     Chubu Electric Power Co Inc                           361,129
      45,400     Chugoku Electric Power Co Inc                         715,533
      59,600     Hokkaido Electric Power                               904,172
      21,800     Hokuriku Electric Power                               330,904
     108,000     Kansai Electric Power                               2,057,143
      20,000     Kokusai Denshin Denwa                                 694,480
     106,800     Kyushu Electric Power Co Inc                        1,701,239
     109,900     Shikoku Electric Power                              1,732,094
      54,500     Tohoku Electric Power Co Inc                          841,041
                                                                 -------------
                                                                     9,337,735
                                                                 -------------

                 TOTAL COMMON STOCKS (Cost $129,578,985)           123,773,890
                                                                 -------------


6             See accompanying notes to the financial statements.

GMO Japan Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

 Par Value($)    Description                                          Value ($)
--------------------------------------------------------------------------------
                 SHORT-TERM INVESTMENTS - 3.1%
                 Cash Equivalents - 3.1%
$  4,000,000     Wachovia Bank Time Deposit, 4.60% due 3/01/99       4,000,000
                                                                 -------------

                 TOTAL SHORT-TERM INVESTMENTS (Cost $4,000,000)      4,000,000
                                                                 -------------

                 TOTAL INVESTMENTS - 99.5%
                 (Cost $133,578,985)                               127,773,890

                 Other Assets and Liabilities (net) - 0.5%             615,582
                                                                 -------------

                 TOTAL NET ASSETS - 100.0%                       $ 128,389,472
                                                                 =============

                 Notes to the Schedule of Investments

                 *  Non-income producing security.


              See accompanying notes to the financial statements.              7

GMO Japan Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities - February 28, 1999
--------------------------------------------------------------------------------

Assets:
       Investments, at value (cost $133,578,985) (Note 1)                          $ 127,773,890
       Foreign currency, at value (cost $194,974) (Note 1)                               196,789
       Cash                                                                               44,146
       Cash on deposit at broker (Note 1)                                                580,394
       Dividends and interest receivable                                                  85,987
       Receivable for variation margin on open futures contracts (Notes 1 and 6)          35,474
       Receivable for expenses waived or borne by Manager (Note 2)                        27,423
                                                                                   -------------
          Total assets                                                               128,744,103
                                                                                   -------------
Liabilities:
       Payable for investments purchased                                                  31,449
       Payable for Fund shares repurchased                                               154,067
       Payable to affiliate for (Note 2):
          Management fee                                                                  74,911
          Shareholder service fee                                                         15,056
       Accrued expenses                                                                   79,148
                                                                                   -------------
          Total liabilities                                                              354,631
                                                                                   -------------

Net assets                                                                         $ 128,389,472
                                                                                   =============
Net assets consist of:
       Paid-in capital                                                             $ 196,656,608
       Distributions in excess of net investment income                                  (23,093)
       Accumulated net realized loss                                                 (62,482,979)
       Net unrealized depreciation                                                    (5,761,064)
                                                                                   -------------
                                                                                   $ 128,389,472
                                                                                   =============
Net assets attributable to Class III Shares                                        $ 128,389,472
                                                                                   =============
Shares outstanding - Class III                                                        20,716,627
                                                                                   =============
Net asset value per share - Class III                                              $        6.20
                                                                                   =============


8             See accompanying notes to the financial statements.

GMO Japan Fund
(A Series of GMO Trust)

Statement of Operations - Year Ended February 28, 1999
--------------------------------------------------------------------------------

Investment income:
     Dividends (net of foreign tax expense of $219,456)                  $  1,246,267
     Interest (including security lending income of $2,026)                    89,905
                                                                         ------------
         Total income                                                       1,336,172
                                                                         ------------
Expenses:
     Management fee (Note 2)                                                1,071,652
     Custodian fees                                                           180,328
     Audit fees                                                                45,446
     Transfer agent fees                                                       26,646
     Legal fees                                                                 1,380
     Trustees fees (Note 2)                                                     1,368
     Registration fees                                                            948
     Miscellaneous                                                              2,359
     Fees waived or borne by Manager (Note 2)                                (558,538)
                                                                         ------------
                                                                              771,589
     Shareholder service fee - Class III (Note 2)                             214,330
                                                                         ------------
         Net expenses                                                         985,919
                                                                         ------------
            Net investment income                                             350,253
                                                                         ------------
Realized and unrealized gain (loss): Net realized gain (loss) on:
            Investments                                                   (25,155,759)
            Closed futures contracts                                         (881,109)
            Foreign currency and foreign currency related
                  transactions                                               (134,003)
                                                                         ------------
                Net realized loss                                         (26,170,871)
                                                                         ------------
         Change in net unrealized appreciation (depreciation) on:
            Investments                                                    20,304,260
            Open futures contracts                                             55,680
            Foreign currency and foreign currency related transactions        119,102
                                                                         ------------
                Net unrealized gain                                        20,479,042
                                                                         ------------
         Net realized and unrealized loss                                  (5,691,829)
                                                                         ------------
Net decrease in net assets resulting from operations                     $ (5,341,576)
                                                                         ============


              See accompanying notes to the financial statements.              9

GMO Japan Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                Year Ended           Year Ended
                                                            February 28, 1999    February 28, 1998
                                                            -----------------    -----------------
Increase (decrease) in net assets:
Operations:
     Net investment income                                  $         350,253    $         439,226
     Net realized loss                                            (26,170,871)         (37,355,312)
     Change in net unrealized appreciation (depreciation)          20,479,042           22,020,921
                                                            -----------------    -----------------

     Net decrease in net assets resulting from operations          (5,341,576)         (14,895,165)
                                                            -----------------    -----------------

Net share transactions - Class III (Note 5)                       (15,421,445)         (54,749,266)
                                                            -----------------    -----------------

     Total decrease in net assets                                 (20,763,021)         (69,644,431)
Net assets:
     Beginning of period                                          149,152,493          218,796,924
                                                            -----------------    -----------------

     End of period (including distributions in excess of
         net investment income of $23,093 and $444,014,
         respectively)                                      $     128,389,472    $     149,152,493
                                                            =================    =================


10            See accompanying notes to the financial statements.

GMO Japan Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                        Year Ended February 28/29
                                                   ----------------------------------------------------------------------
                                                      1999          1998          1997             1996            1995
                                                   ---------     ---------     ---------        ---------       ---------
Net asset value, beginning of period               $    6.36     $    7.02     $    8.52        $    9.12       $   11.13
                                                   ---------     ---------     ---------        ---------       ---------

Income (loss) from investment operations:
  Net investment income (loss)                          0.01          0.01            --(c)         (0.01)(c)          --(c)
  Net realized and unrealized gain (loss)              (0.17)        (0.67)        (1.50)            0.79           (1.08)
                                                   ---------     ---------     ---------        ---------       ---------

    Total from investment operations                   (0.16)        (0.66)        (1.50)            0.78           (1.08)
                                                   ---------     ---------     ---------        ---------       ---------

Less distributions to shareholders:
  From net investment income                              --            --            --               --              --
  In excess of net investment income                      --            --         (0.00)              --              --
  From net realized gains                                 --            --            --            (1.38)          (0.93)
                                                   ---------     ---------     ---------        ---------       ---------

    Total distributions                                   --            --         (0.00)           (1.38)          (0.93)
                                                   ---------     ---------     ---------        ---------       ---------

Net asset value, end of period                     $    6.20     $    6.36     $    7.02        $    8.52       $    9.12
                                                   =========     =========     =========        =========       =========

Total Return (a)                                       (2.52%)       (9.40%)      (17.69%)           8.29%         (10.62%)

Ratios/Supplemental Data:

    Net assets, end of period (000's)              $ 128,389     $ 149,152     $ 218,797        $ 126,107       $  60,123
    Net expenses to average
             daily net assets                           0.69%         0.69%         0.70%(d)         0.92%           0.83%
    Net investment income (loss) to average
             daily net assets                           0.25%         0.21%         0.01%           (0.13%)         (0.02%)
    Portfolio turnover rate                              102%          128%            4%              23%             60%
    Fees and expenses voluntarily waived or
             borne by the Manager consisted
             of the following per share amounts:   $    0.02     $    0.02     $    0.03             0.01       $      (b)

(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Fees and expenses waived or borne by the Manager were less than $.01 per share.
(c)   Based on average month end shares outstanding.
(d) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .01% of average daily net assets.


              See accompanying notes to the financial statements.             11

GMO Japan Fund
(A Series of GMO Trust)

Notes to Financial Statements
February 28, 1999
--------------------------------------------------------------------------------

1.    Significant accounting policies

      GMO Japan Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

      The Fund seeks maximum total return through investment in Japanese securities, primarily in common stocks of Japanese companies.

      The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      Portfolio valuation

      Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      Foreign currency translation

      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

GMO Japan Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

      Futures contracts

      The Fund may purchase and sell stock index futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a specified price at a given date. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is subsequently settled. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of February 28, 1999.

      Security lending

      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At February 28, 1999, the Fund had no securities out on loan.

      Taxes

      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

GMO Japan Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

      Distributions to shareholders

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

      Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to foreign currency and passive foreign investment company transactions.

      The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 28, 1999. This reclassification has no impact on net investment income, realized gain/loss and net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

            Accumulated
         Undistributed Net       Accumulated Net Realized
         Investment Income              Gain/(Loss)             Paid-in Capital
         -----------------       ------------------------       ---------------

              $70,668                     $257,449                 ($328,117)

      Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

      Security transactions and related investment income

      Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      Expenses

      The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

      Purchases and redemptions of Fund shares

      The premium on cash purchases of Fund shares is .40% of the amount invested. In the case of cash redemptions, the fee is .61% of the amount redeemed. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. Purchase premiums are included as part of "shares sold" and redemption fees are included as part of "shares repurchased", respectively, as summarized in Note 5. For the year ended February 28, 1999, the Fund received $51,395 in purchase premiums and

GMO Japan Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

      $88,245 in redemption fees. There is no premium for reinvested distributions. While no purchase premium is normally charged with respect to in-kind purchases of Fund shares, a purchase premium of up to .10% may be charged on certain in-kind transactions.

      Investment risk

      There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.    Fees and other transactions with affiliates

      GMO earns a management fee paid monthly at the annual rate of .75% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

      GMO agreed to waive a portion of its fee and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceed .54% of average daily net assets.

      Effective March 1, 1999, GMO's contractual management fee was reduced to .54% of average daily net assets. GMO entered into a binding agreement effective until February 29, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the year ended February 28, 1999, was $1,368. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    Purchases and sales of securities

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 28, 1999, aggregated $138,518,861 and $155,486,953, respectively.

GMO Japan Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

      At February 28, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in the value of investments held were as follows:

                        Gross Unrealized     Gross Unrealized     Net Unrealized
      Aggregate Cost      Appreciation         Depreciation        Depreciation
      --------------      ------------         ------------        ------------
       $138,770,263        $8,106,847          $19,103,220          $10,996,373

4.    Principal shareholders

      At February 28, 1999, 52.85% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.    Share transactions

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including the purchase premiums and redemption fees received by the Fund, were as follows:

                              Year Ended                    Year Ended
Class III:                February 28, 1999             February 28, 1998
                     --------------------------    ---------------------------
                       Shares         Amount          Shares         Amount
                     ----------    ------------    -----------    ------------
Shares sold           7,008,018    $ 42,026,700      4,316,975    $ 32,950,333

Shares repurchased   (9,737,557)    (57,448,145)   (12,050,534)    (87,699,599)
                     ----------    ------------    -----------    ------------

Net decrease         (2,729,539)   $(15,421,445)    (7,733,559)   $(54,749,266)
                     ==========    ============    ===========    ============

GMO Japan Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

6.    Financial instruments

      A summary of outstanding futures contracts purchased at February 28, 1999 is as follows:

      Number of                                                   Net Unrealized
      Contracts    Type      Expiration Date    Contract Value     Appreciation
      ---------    ----      ---------------    --------------     ------------
         23        TOPIX       March 1999         $2,168,184         $35,474
                                                                   ============

      At February 28, 1999, the Fund had cash and/or securities to cover any margin requirements on open futures contracts.

GMO Japan Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

At February 28, 1999, the Fund had a capital loss carryforward available to offset future capital gains, if any, of the following amounts:

            Year of Expiration                             Amount
            ------------------                             ------
                   2005                               $        43,013
                   2006                               $    22,345,866
                   2007                               $    34,928,863

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

GMO Japan Fund
(A Series of GMO Trust)

Portfolio Managers

Mr. R. Jeremy Grantham, Mr. Christopher Darnell and Mr. Forrest Berkley are primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Grantham and Mr. Darnell have been portfolio managers at Grantham, Mayo, Van Otterloo & Co. LLC for more than fifteen years. Mr. Berkley has been with GMO and involved in portfolio management for more than ten years.

Management Discussion and Analysis of Fund Performance

The Class III shares of the GMO Japan Fund outperformed the MSCI Japan Index for the fiscal year ended February 28, 1999, with a total return of -2.5% versus -5.5% for the MSCI Japan Index. Consistent with the Fund's investment objective and policies, the Fund was invested substantially in common stocks throughout the period.

The Japanese market declined by 11.3% during the fiscal year in local currency terms. The strengthening of the yen relative to the dollar (6.8%) significantly increased the return for dollar-denominated investors.

The Fund's strong performance for the fiscal year was provided by several major decisions in the portfolio. First, an underweight position in banks (i.e., zero weight) added value, as the banking sector significantly underperformed the rest of the market. Next, the Fund's overweight in small-cap stocks (i.e., the smallest 20% of MSCI Japan) had a positive impact on performance as the spread between small- and large-cap stocks was more than 25% in favor of smaller stocks. Last, an overweight position in defensive stocks also benefited the portfolio's performance.

Outlook

Despite strong performance this year, small stocks in Japan remain attractively valued. The Japanese market has been cheap on quantitative measures for several years as a result of the weaknesses in the banking sector and structural problems. We expect however, that a weaker yen is likely if monetary policy is to be the primary mechanism for reflating the economy.

The views expressed here are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC Management. They are not meant as investment advice.

--------------------------------------------------------------------------------

            Comparison of Change in Value of a $10,000 Investment in GMO Japan Fund Class III Shares and the MSCI Japan Index
                            As of February 28, 1999

--------------------------------------------------------------------------------
                          Average Annual Total Return
--------------------------------------------------------------------------------
                                                        Since
                  1 Year            5 Year            Inception
--------------------------------------------------------------------------------
                                                        6/8/90
CLASS III         -3.5%             -7.0%               -2.5%
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

     Date                   GMO Japan Fund                   MSCI Japan Index
                           Class III Shares
     ----                   --------------                   ----------------

    1/31/90
     6/8/90                      9,960                            10,000
    6/30/90                      9,870                             9,737
    9/30/90                      7,420                             7,252
   12/31/90                      8,177                             8,300
    3/31/91                      8,995                             9,015
    6/30/91                      8,449                             8,535
    9/30/91                      8,894                             9,039
   12/31/91                      8,585                             9,041
    3/31/92                      7,189                             7,045
    6/30/92                      7,241                             6,488
    9/30/92                      7,478                             7,369
   12/31/92                      7,384                             7,101
    3/31/93                      8,671                             8,424
    6/30/93                      9,461                            10,053
    9/30/93                     10,049                            10,403
   12/31/93                      9,345                             8,911
    3/31/94                     11,213                            10,360
    6/30/94                     12,556                            11,582
    9/30/94                     11,853                            10,965
   12/31/94                     11,757                            10,821
    3/31/95                     11,172                            10,591
    6/30/95                     10,507                             9,921
    9/30/95                     10,901                            10,367
   12/31/95                     11,305                            10,896
    3/31/96                     11,488                            10,935
    6/30/96                     11,697                            11,020
    9/30/96                     11,083                            10,404
   12/31/96                      9,858                             9,207
    3/31/97                      8,891                             8,121
    6/30/97                     10,967                            10,043
    9/30/97                      9,466                             8,759
   12/31/97                      7,547                             7,028
    3/31/98                      7,873                             7,172
    6/30/98                      7,468                             6,844
    9/30/98                      6,698                             5,820
   12/31/98                      8,461                             7,382
    2/28/99                      8,046                             7,273

Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on reinvested distributions. Each performance figure assumes purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of 40 bp on the purchase and 61 bp on the redemption. Transaction fees are paid to the Fund to cover trading costs. Past performance is not indicative of future performance. Information is unaudited.

--------------------------------------------------------------------------------

Pelican Fund
(A Series of GMO Trust)
Annual Report
February 28, 1999

                        Report of Independent Accountants

To the Trustees of GMO Trust and the Shareholders of Pelican Fund (A Series of GMO Trust)


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Pelican Fund at February 28, 1999 and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
April 16, 1999

Pelican Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
February 28, 1999

   Shares     Description                                             Value ($)
--------------------------------------------------------------------------------

              COMMON STOCKS - 87.9%
              Advertising - 0.1%
     7,500    Cordiant Communications Group Plc Sponsored ADR             92,813
    10,000    Saatchi & Saatchi Plc ADR                                  133,750
                                                                    ------------
                                                                         226,563
                                                                    ------------
              Aerospace - 0.1%
     5,000    Boeing Company                                             177,813
                                                                    ------------
              Automotive - 2.1%
    20,000    General Motors Corp                                      1,651,250
    60,000    Mascotech Industries Inc                                   907,500
    50,000    Michelin SA Class B                                      2,231,782
                                                                    ------------
                                                                       4,790,532
                                                                    ------------
              Banking and Financial Services - 11.8%
    25,000    American Express Co                                      2,712,500
   425,000    Bangkok Bank Public Co Ltd*                                717,252
    35,000    Bank One Corp                                            1,881,250
    10,000    BankAmerica Corp                                           653,125
   100,000    Block (HR) Inc                                           4,537,500
    70,000    Chase Manhattan Corp                                     5,573,750
   125,000    Citigroup Inc                                            7,343,750
     2,500    First Union Corp                                           133,281
    20,000    PNC Bank Corp                                            1,041,250
    50,000    Wells Fargo Co                                           1,837,500
                                                                    ------------
                                                                      26,431,158
                                                                    ------------
              Chemicals - 0.3%
    20,000    Albemarle Corp                                             472,500
     1,000    PPG Industries Inc                                          52,063
    10,000    Wellman Inc                                                 93,125
                                                                    ------------
                                                                         617,688
                                                                    ------------
              Computer and Office Equipment - 2.1%
   105,000    Compaq Computer Corp                                     3,701,250
     5,000    Hewlett - Packard Co                                       332,188
    50,000    Intergraph Corp*                                           276,563
    25,000    Maxtor Corp *                                              206,250
     5,000    Silicon Graphics Inc *                                      79,688
                                                                    ------------
                                                                       4,595,939
                                                                    ------------
              Consumer Goods - 2.3%
    55,000    Eastman Kodak                                            3,640,313
    25,000    Mattel Inc                                                 659,375
    15,000    Maytag Corp                                                840,938
                                                                    ------------
                                                                       5,140,626
                                                                    ------------
              Electronic Equipment - 0.6%
     2,500    Advanced Micro Devices Inc*                                 44,688
   125,000    International Rectifier Corp*                              859,375
    40,000    National Semiconductor Corp*                               420,000
                                                                    ------------
                                                                       1,324,063
                                                                    ------------


              See accompanying notes to the financial statements.              1

Pelican Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

   Shares     Description                                             Value ($)
--------------------------------------------------------------------------------

              Food and Beverage - 3.7%
    57,500    Anheuser-Busch Cos Inc                                   4,409,531
     5,000    Coors (Adolph) Co                                          297,813
    37,500    Nestle SA ADR                                            3,538,931
     5,000    RJR Nabisco Holdings Corp                                  136,563
                                                                    ------------
                                                                       8,382,838
                                                                    ------------
              Health Care - 1.9%
    75,000    Acuson Corp*                                             1,125,000
    15,000    Bausch & Lomb Inc                                          904,688
    15,000    Baxter International Inc                                 1,055,625
    35,000    Beverly Enterprises Inc*                                   181,563
    50,000    Owens and Minor Holdings Co                                637,500
    35,000    PhyCor Inc*                                                190,313
     5,000    Quest Diagnostics Inc*                                     106,875
                                                                    ------------
                                                                       4,201,564
                                                                    ------------
              Insurance - 2.8%
    42,500    Allstate Corp                                            1,593,750
    20,000    Chartwell Re Corp                                          432,500
    10,000    Cigna Corp                                                 785,000
   100,000    Reliance Group Holdings Inc                              1,031,250
     5,000    St. Paul Cos Inc                                           161,875
   125,000    TIG Holdings Inc                                         2,000,000
    30,000    USF & G Corp                                               251,250
                                                                    ------------
                                                                       6,255,625
                                                                    ------------
              Machinery - 1.9%
    10,000    Baker Hughes Inc                                           180,000
     2,500    Cummins Engine Inc                                         102,500
    15,000    FMC Corp*                                                  767,813
    25,000    Milacron Inc                                               445,313
    75,000    Pall Corp                                                1,589,063
    50,000    Stanley Works                                            1,215,625
                                                                    ------------
                                                                       4,300,314
                                                                    ------------
              Manufacturing - 9.8%
    87,500    American Greetings Corp                                  2,072,656
    57,500    Clayton Homes Inc                                          711,563
    75,000    Corning Inc                                              4,012,500
    30,000    General Electric Co                                      3,009,375
    35,000    Griffon Corp*                                              315,000
    32,500    International Business Machines Corp                     5,525,000
    87,500    Owens Corning                                            2,783,594
    15,000    Rockwell International Corp                                666,563
    22,500    United Technologies Corp                                 2,787,188
                                                                    ------------
                                                                      21,883,439
                                                                    ------------
              Metals and Mining - 0.6%
     5,000    Alcan Aluminum Ltd                                         121,563
    25,000    Allegheny Teledyne Inc                                     515,625
    60,000    Amcol International Corp                                   570,000
    15,000    Placer Dome Inc                                            164,063
                                                                    ------------
                                                                       1,371,251
                                                                    ------------


2             See accompanying notes to the financial statements.

Pelican Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

   Shares     Description                                             Value ($)
--------------------------------------------------------------------------------

              Oil and Gas - 4.8%
    15,000    Amerada Hess Corp                                          680,625
     6,000    Atlantic Richfield Co                                      327,750
    15,000    Cabot Oil & Gas Corp, Class A                              164,063
    35,000    Enron Oil & Gas Co                                         577,500
   125,000    Gulf Canada Resources Ltd                                  289,063
    25,000    Kerr-McGee Corp                                            714,063
    50,000    Lasmo Plc ADR*                                             293,750
    25,000    Mitchell Energy Class A                                    278,125
    50,000    Mitchell Energy Class B                                    612,500
     7,500    Mobil Corp                                                 623,906
   125,000    Occidental Petroleum Corp                                1,882,813
     5,000    Texaco Inc                                                 232,813
    10,000    Triton Energy Ltd*                                          55,000
   125,000    Union Pacific Resources Group Inc                        1,117,188
    40,000    Unocal Corp                                              1,127,500
    62,500    USX - Marathon Group                                     1,292,969
    30,000    Westcoast Energy Inc                                       586,875
                                                                    ------------
                                                                      10,856,503
                                                                    ------------
              Paper and Allied Products - 1.6%
    75,000    Abitibi-Consolidated Inc                                   600,000
    25,000    Fort James Corp                                            746,875
    25,000    Kimberly-Clark Corp                                      1,181,250
    15,000    Tenneco Inc                                                449,063
    12,500    Weyerhaeuser Co                                            696,875
                                                                    ------------
                                                                       3,674,063
                                                                    ------------
              Pharmaceuticals - 1.8%
     5,000    Glaxo Wellcome Plc ADR*                                    320,313
    30,000    Lilly (Eli) and Co                                       2,840,625
    12,500    Mylan Laboratories Inc                                     341,406
     7,500    Smithkline Beecham PLC                                     533,438
                                                                    ------------
                                                                       4,035,782
                                                                    ------------
              Primary Materials - 0.2%
    15,000    Crown Cork & Seal Co Inc                                   416,250
                                                                    ------------

              Primary Processing - 0.4%
     7,500    Du Pont (E I) De Nemours & Co Inc                          384,844
    37,500    Intermet Corp                                              468,750
                                                                    ------------
                                                                         853,594
                                                                    ------------
              Real Estate - 6.7%
    12,500    Avalonbay Communities Inc                                  394,531
    25,000    Boston Properties Inc                                      807,813
    50,000    Brandywine Realty Trust                                    821,875
    10,000    Crown American Realty Trust                                 74,375
     2,500    Duke Realty Investments Inc                                 54,531
    90,000    Equity Office Properties Trust                           2,317,500
    62,500    Equity Residential Properties Trust                      2,562,500
   155,000    JP Realty Inc                                            2,867,500
    25,000    Mack-Cali Realty Corp                                      723,438


              See accompanying notes to the financial statements.              3

Pelican Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

   Shares     Description                                             Value ($)
--------------------------------------------------------------------------------

              Real Estate - continued
    10,000    Prime Group Realty Trust                                   137,500
    12,500    Reckson Associates Realty Corp                             265,625
    25,000    Spieker Properties Inc                                     893,750
   100,000    Summit Properties Inc                                    1,656,250
    75,000    United Dominion Realty Trust Inc                           740,625
    35,000    Walden Residential Properties Inc                          584,063
                                                                    ------------
                                                                      14,901,876
                                                                    ------------
              Retail Trade - 5.9%
    75,000    Federated Department Stores*                             2,854,688
    40,000    Saks Inc *                                               1,437,500
    60,000    Sears Roebuck & Co                                       2,437,500
   182,500    Toys R Us Inc*                                           2,577,813
    45,000    Wal-Mart Stores Inc*                                     3,886,875
                                                                    ------------
                                                                      13,194,376
                                                                    ------------
              Services - 7.2%
    85,000    Browning-Ferris Industries Inc                           2,677,500
    20,000    Hilton Hotels Corp                                         316,250
    52,500    Manpower Inc                                             1,256,719
   100,000    Modis Professional Services Inc *                        1,368,750
    12,500    Ogden Corp                                                 305,469
    10,000    Safety-Kleen Corp*                                         139,375
   207,500    Waste Management Inc                                    10,141,537
                                                                    ------------
                                                                      16,205,600
                                                                    ------------
              Technology - 5.8%
    35,000    Data General Corp*                                         483,438
    40,000    Electronic Data Systems Corp                             1,860,000
     5,000    GTECH Holdings Corp*                                       113,125
   112,500    Information Resources Inc*                                 942,188
    15,000    Intel Corp                                               1,799,063
   150,000    Parametric Technology Corp *                             2,306,250
   132,500    Storage Technology Corp*                                 4,612,656
    15,000    Xerox Corp                                                 827,813
                                                                    ------------
                                                                      12,944,533
                                                                    ------------
              Telecommunications - 5.3%
    10,000    CBS Corporation                                            368,750
    10,000    Cox Communications Inc*                                    707,500
    75,000    GTE Corp                                                 4,865,625
    65,000    MediaOne Group Inc*                                      3,542,500
    20,000    SBC Communications Inc                                   1,057,500
    25,000    US WEST Inc                                              1,332,813
                                                                    ------------
                                                                      11,874,688
                                                                    ------------
              Tobacco - 0.3%
    25,000    Imperial Tobacco Group Plc                                 583,128
                                                                    ------------

              Transportation - 3.1%
    15,000    Airborne Freight Corp                                      585,000
    15,000    AMR Corp*                                                  831,563
    50,000    Canadian Pacific Ltd                                       928,125


              See accompanying notes to the financial statements.              5

Pelican Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

   Shares
Par Value($)  Description                                             Value ($)
--------------------------------------------------------------------------------

              Transportation - continued
    15,000    Delta Air Lines Inc                                        912,188
    10,000    KLM                                                        280,000
    85,000    Ryder System Inc                                         2,295,000
    12,500    Sabre Group Holdings Inc*                                  490,625
     2,500    UAL Corp*                                                  149,375
    10,000    US Airways Group Inc*                                      473,750
                                                                    ------------
                                                                       6,945,626
                                                                    ------------
              Utilities - 4.7%
    15,000    Cinergy Corp                                               437,813
    15,000    Duke Energy Co                                             853,125
    12,500    Illinova Corp                                              296,875
   100,000    Niagara Mohawk Power Corp*                               1,462,500
     5,000    Pacific Corp                                                89,688
    30,000    Reliant Energy Inc                                         804,375
    95,000    Texas Utilities                                          4,031,563
    25,000    TransCanada Pipeline Ltd                                   345,313
    67,500    Unicom Corp                                              2,400,469
                                                                    ------------
                                                                      10,721,721
                                                                    ------------

              TOTAL COMMON STOCKS (Cost $144,258,129)                196,907,153
                                                                    ------------
              PREFERRED STOCKS - 0.3%
              Banking and Financial Services - 0.1%
     5,000    Unocal Corp Convertible Preferred 6.25%                    235,625
                                                                    ------------
              Metals and Mining - 0.2%
    25,000    Freeport-McMoran Corp Preferred                            425,000
                                                                    ------------

              TOTAL PREFERRED STOCKS (Cost $1,154,170)                   660,625
                                                                    ------------
              DEBT OBLIGATIONS - 10.6%
              Banking and Financial Services - 0.4%
$1,000,000    General Motors Acceptance Corp, 5.50% due 12/15/01         986,980
                                                                    ------------
              Computer and Office Equipment - 1.1%
 2,500,000    International Business Machines Corp, 6.50% due
              1/15/28                                                  2,444,100
                                                                    ------------
              Electronic Equipment - 0.4%
 1,250,000    Advanced Micro Devices Inc, 6.00% due 5/15/05              987,500
                                                                    ------------
              Food and Beverage - 0.6%
   500,000    Anheuser-Busch Cos Inc, 7.10% due 6/15/07                  523,180
   130,000    Anheuser-Busch Cos Inc, 8.50% due 3/1/17                   134,225
   750,000    General Foods Corp, 7.00% due 6/15/11                      750,833
                                                                    ------------
                                                                       1,408,238
                                                                    ------------
              Real Estate - 0.6%
 1,250,000    HMH Properties Inc, 9.50% due 5/15/05                    1,285,916
                                                                    ------------


               See accompanying notes to the financial statements.             5

Pelican Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
February 28, 1999

Par Value($)  Description                                             Value ($)
--------------------------------------------------------------------------------

              Technology - 0.8%
$1,000,000    Data General Corp, 6.00% due 5/15/04                       917,500
 1,000,000    VLSI Technology Inc, 8.25% due 10/01/05                    873,670
                                                                    ------------
                                                                       1,791,170
                                                                    ------------
              Transportation - 1.2%
 1,000,000    AMR Corp, 9.00% due 8/1/12                               1,140,860
   500,000    Seariver Maritime Inc Floating Rate Note, 4.91% due
              10/1/11                                                    498,125
 1,000,000    United Air Lines Inc, 9.13% due 1/15/12                  1,142,180
                                                                    ------------
                                                                       2,781,165
                                                                    ------------
              U.S. Government - 5.5%
 6,100,000    U.S. Treasury Bond, 11.13% due 8/15/03                   7,472,500
 1,250,000    U.S. Treasury Bond, 10.75% due 8/15/05                   1,605,663
 1,250,000    U.S. Treasury Note, 7.75% due 2/15/01                    1,308,788
 1,500,000    U.S. Treasury Note, 6.625% due 5/15/07                   1,615,545
                                                                    ------------
                                                                      12,002,496
                                                                    ------------
              TOTAL DEBT OBLIGATIONS (Cost $23,007,962)               23,687,565
                                                                    ------------
              SHORT-TERM INVESTMENT - 0.5%
              Repurchase Agreement - 0.5%
 1,185,000    State Street Bank and Trust Co Repurchase Agreement,
              dated 2/26/99, due 3/01/99, with a maturity value of
              $1,185,321 and an effective yield of 3.25%,
              collateralized by a U.S. Treasury Bill, with a rate
              of 4.71%, a maturity date of 8/26/99 and a market
              value of $1,210,550 (Cost $1,185,000)                    1,185,000
                                                                    ------------

              TOTAL INVESTMENTS - 99.3%
              (Cost $169,605,261)                                    222,440,343

              Other Assets and Liabilities (net) -  0.7%               1,496,247
                                                                    ------------

              TOTAL NET ASSETS - 100.0%                             $223,936,590
                                                                    ============

              Notes to the Schedule of Investments:

              ADR - American Depositary Receipt

              Floating Rate Notes - The rates shown on floating rate notes are the current interest rates at February 28, 1999, which are subject to change based on the terms of the security.

              *     Non-income producing security.


6             See accompanying notes to the financial statements.

Pelican Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities - February 28, 1999
--------------------------------------------------------------------------------

Assets:
    Investments, at value (cost $169,605,261) (Note 1)              $222,440,343
    Cash                                                                 440,876
    Dividends and interest receivable                                    575,015
    Receivable for investments sold                                    1,295,224
    Receivable for Fund shares sold                                       12,235
    Receivable for expenses waived or borne by Manager (Note 2)           13,688
                                                                    ------------

      Total assets                                                   224,777,381
                                                                    ------------

Liabilities:
    Payable for investments purchased                                    275,175
    Payable for Fund shares repurchased                                  320,398
    Payable to affiliate for management fee (Note 2)                     156,063
    Accrued expenses and other liabilities                                89,155
                                                                    ------------

      Total liabilities                                                  840,791
                                                                    ------------

Net Assets (equivalent to $15.73 per share based
    on 14,235,537 shares outstanding, unlimited shares authorized)  $223,936,590
                                                                    ============

Net Assets consist of:
    Paid-in capital                                                 $164,191,931
    Accumulated undistributed net investment income                      686,825
    Accumulated undistributed net realized gain                        6,222,752
    Net unrealized appreciation                                       52,835,082
                                                                    ------------

      Net assets                                                    $223,936,590
                                                                    ============


              See accompanying notes to the financial statements.              7

Pelican Fund
(A Series of GMO Trust)

Statement of Operations - Year Ended February 28, 1999
--------------------------------------------------------------------------------

Investment income:
    Dividends (net of withholding taxes of $28,629)                   $  3,641,721
    Interest                                                             2,433,840
                                                                      ------------
      Total income                                                       6,075,561
                                                                      ------------
Expenses:
    Management fee (Note 2)                                              2,078,258
    Custodian and transfer agent fees                                      158,277
    Audit fees                                                              38,501
    Registration fees                                                       23,797
    Legal fees                                                               6,678
    Trustees fees (Note 2)                                                   2,278
    Miscellaneous                                                           13,083
                                                                      ------------
      Total expenses                                                     2,320,872
      Less: expenses waived or borne by Manager (Note 2)                  (127,155)
                                                                      ------------
      Net expenses                                                       2,193,717
                                                                      ------------
         Net investment income                                           3,881,844
                                                                      ------------
Realized and unrealized gain (loss):
      Net realized gain on:
         Investments                                                    30,658,316
         Foreign currency and foreign currency related transactions             26
                                                                      ------------

         Net realized gain                                              30,658,342

      Change in net unrealized appreciation (depreciation) on:
         Investments                                                   (25,781,297)
                                                                      ------------

         Net realized and unrealized gain                                4,877,045
                                                                      ------------

Net increase in net assets resulting from operations                  $  8,758,889
                                                                      ============


8             See accompanying notes to the financial statements.

Pelican Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                           Year Ended

                                                            February 28, 1999     February 28, 1998
                                                           ------------------    ------------------
Increase (decrease) in net assets:
Operations:
    Net investment income                                  $        3,881,844    $        3,875,531
    Net realized gain                                              30,658,342            33,485,867
    Change in net unrealized appreciation (depreciation)          (25,781,297)           18,746,336
                                                           ------------------    ------------------

    Net increase in net assets resulting from operations            8,758,889            56,107,734
                                                           ------------------    ------------------
Distributions to shareholders from:
    Net investment income                                          (4,037,021)           (4,850,393)
    Net realized gains                                            (31,637,977)          (30,617,038)
                                                           ------------------    ------------------

                                                                  (35,674,998)          (35,467,431)
                                                           ------------------    ------------------
Fund share transactions:  (Note 5)
    Proceeds from sale of shares                                   20,859,512            21,012,484
    Net asset value of shares issued to shareholders
       in payment of distributions declared                        35,005,102            33,903,533
    Cost of shares repurchased                                    (41,297,725)          (46,639,378)
                                                           ------------------    ------------------
    Net increase in net assets resulting
       from Fund share transactions                                14,566,889             8,276,639
                                                           ------------------    ------------------
    Total increase (decrease) in net assets                       (12,349,220)           28,916,942

Net assets:
    Beginning of period                                           236,285,810           207,368,868
                                                           ------------------    ------------------
    End of period (including accumulated
       undistributed net investment income
       of $686,825 and $404,381, respectively)             $      223,936,590    $      236,285,810
                                                           ==================    ==================


              See accompanying notes to the financial statements.              9

Pelican Fund
(A Series of GMO Trust)

Financial Highlights
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                         Year Ended February 28/29,
                                                        ------------------------------------------------------------
                                                          1999         1998         1997         1996         1995
                                                        --------     --------     --------     --------     --------
Net asset value, beginning of period                    $  17.78     $  16.31     $  14.52     $  11.99     $  12.08
                                                        --------     --------     --------     --------     --------
Income from investment operations:
  Net investment income                                     0.30         0.32         0.33         0.31         0.37
  Net realized and unrealized gain (loss)                   0.43         4.13         2.27         3.04         0.46
                                                        --------     --------     --------     --------     --------

    Total from investment operations                        0.73         4.45         2.60         3.35         0.83
                                                        --------     --------     --------     --------     --------
Less distributions to shareholders:
  From net investment income                               (0.31)       (0.40)       (0.27)       (0.29)       (0.37)
  From net realized gains                                  (2.47)       (2.58)       (0.54)       (0.53)       (0.55)
                                                        --------     --------     --------     --------     --------

    Total distributions                                    (2.78)       (2.98)       (0.81)       (0.82)       (0.92)
                                                        --------     --------     --------     --------     --------

Net asset value, end of period                          $  15.73     $  17.78     $  16.31     $  14.52     $  11.99
                                                        ========     ========     ========     ========     ========

Total Return (a)                                            3.89%       28.97%       18.40%       28.54%        7.38%

Ratios/Supplemental Data:

     Net assets, end of period (000's)                  $223,937     $236,286     $207,369     $177,238     $117,920
     Net expenses to average
       daily net assets                                     0.95%        0.95%        0.95%        1.05%        1.10%
     Net investment income to average
       daily net assets                                     1.68%        1.77%        2.10%        2.42%        2.51%
     Portfolio turnover rate                                  34%          28%          27%          32%          40%
     Fees and expenses voluntarily waived or borne by
       the Manager consisted of the following per
       share amounts:                                   $   0.01     $   0.01     $   0.01           $-           $-

(a) The total returns would have been lower had certain expenses not been waived during the periods shown.


10            See accompanying notes to the financial statements.

Pelican Fund
(A Series of GMO Trust)

Notes to Financial Statements
February 28, 1999
--------------------------------------------------------------------------------

1.    Significant accounting policies

      The Pelican Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC ("the Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which will issue a separate series of shares.

      The Fund seeks long-term capital growth primarily through investment in equity securities.

      The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      Portfolio valuation

      Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term debt obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

      Repurchase agreements

      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

      Taxes

      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

Pelican Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

      Distributions to shareholders

      The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

      Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to market discount.

      The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 28, 1999. This reclassification has no impact on net investment income, realized gain/loss and net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

         Accumulated
      Undistributed Net          Accumulated Net Realized
      Investment Income                Gain/(Loss)               Paid-in Capital
      -----------------                -----------               ---------------
           $437,621                     ($437,621)                     $0

      Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

      Security transactions and related investment income

      Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      Expenses

      The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

2.    Management fee and other transactions with affiliates

      GMO earns a management fee paid monthly at the annual rate of .90% of average daily net assets. GMO agreed to waive a portion of its fee and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), and extraordinary expenses) exceed .95% of average daily net assets.

      Effective March 1, 1999, GMO entered into a binding agreement effective until February 29, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), and extraordinary expenses) exceed .95% of average daily net assets.

Pelican Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
February 28, 1999
--------------------------------------------------------------------------------

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the year ended February 28, 1999, was $2,278. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    Purchases and sales of securities

      For the year ended February 28, 1999, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                      Purchases      Proceeds
                                                     -----------   -----------
      U.S. Government securities                        $126,375   $10,949,063

      Investments (non-U.S. Government securities)   $71,873,377   $75,599,738

      At February 28, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                        Gross Unrealized     Gross Unrealized     Net Unrealized
     Aggregate Cost       Appreciation         Depreciation        Appreciation
     --------------     ----------------     ----------------     --------------
      $170,706,155         $67,092,682          $15,358,494         $51,734,188

4.    Principal shareholder

      At February 28, 1999, 40.70% of the outstanding shares of the Fund were held by one shareholder.

5.    Share transactions

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                             Year Ended           Year Ended
                                         February 28, 1999    February 28, 1998
                                         -----------------    -----------------

      Shares sold                                1,214,307            1,196,670

      Shares issued to shareholders in
        reinvestment of distributions            2,112,963            2,012,397

      Shares repurchased                        (2,378,657)          (2,636,304)
                                         -----------------    -----------------

      Net increase                                 948,613              572,763

      Fund shares:

      Beginning of period                       13,286,924           12,714,161
                                         -----------------    -----------------
      End of period                             14,235,537           13,286,924
                                         =================    =================

Pelican Fund
(A Series of GMO Trust)

Federal Tax Information - (Unaudited)
February 28, 1999
--------------------------------------------------------------------------------

      For fiscal year ended February 28, 1999, all of the Fund's distributions are from investment company taxable income, except that the Fund has designated 76.67% distributions as net capital gain dividends.

Pelican Fund
(A Series of the GMO Trust)

Portfolio Manager

Mr. Richard Mayo is responsible for the management of the GMO Pelican Fund. Mr. Mayo has been a portfolio manager with GMO since its founding in 1977 and began his career in the late 1960's.

Management Discussion and Analysis of Fund Performance

      In 1998, the investment environment and the baseball season shared one remarkable similarity: a singular focus on home runs. Mark McGwire broke a milestone batting record by hitting a total of 70 home runs, smashing the previous record of 61. Big growth stocks (Microsoft, Lucent Technologies, Dell Computer, etc.) achieved similar record-setting results that left we value investors - singles and doubles hitters - greatly disappointed at the margin of victory that was produced by growth investing.

      Due to the shortfall in performance, I am sure you are wondering about the merits of our approach and its execution and what can be expected in the future. A shortfall versus the market should stimulate a review and re-examination of our investment process. I did that throughout 1998, and though I am frustrated that we were not "winners," I think we encountered a phenomenon that distorted results. Could we have done better - of course! There are not many years in my investment career that I could have said no to this question. I always review how the portfolio was constructed and the changes that should have been made based on fundamental mistakes, as well as successful adjustment to new information and updated analysis. The shortfall of actual results from ideal results consistently measures around 2 percentage points per year; in 1998 it was slightly higher, about 3-4 percentage points. It was higher because throughout the year we held the belief that the stock market was overvalued; I still believe this is correct, but at times we were too risk-averse in the context of individual situations. For instance, why weren't we buying more Anheuser-Busch as it lagged early in the year? Our fundamental analysis detected a key change in the environment, as beer prices began to rise. Doubling the position would have added at least 30 basis points to relative performance, considering the fact that we did take some profits and rotated into laggards, which we thought offered better risk-rewards. We could have stayed with the big stock winners such as General Electric, Eli Lilly, IBM, etc. somewhat longer, adding perhaps 50 basis points. However, even though we recognized the desire of investors to own large capitalization growth stocks, it would have been difficult to capture all of the performance in light of our belief that most large cap stocks are overvalued. We don't think money managers should abandon their disciplines for potential short-term gains. As we saw in September and October, investors' expectations can change quickly.

      We could have mitigated the impact of our mistakes. We correctly identified most investments that were not performing fundamentally according to our expectations and stopped buying or started selling. This was the wrong tactic: the speed and magnitude of the reaction of investors (or the faster receipt of information) required ruthless elimination of companies not meeting expectations. Not executing in this fashion probably penalized results another 100 basis points. When we look at the portfolio, we might conclude the penalty was higher; however, selling a stock that has missed targets in the short term but still has long-term potential hasn't always been the correct strategy. Eastman-Kodak and Digital Equipment were great successes in the past and both required patience. Unfortunately, patience was a negative in 1998.

      We obviously made some mistakes in 1998. For example, we could have reduced the negative impact by slowing our accumulation of Toys R Us once we concluded the "turnaround" was more difficult and would take longer than we initially thought. TIG Holdings was a mistake that probably was not going to improve - an obvious conclusion since the company agreed to be acquired at a price 30% below our price target - faulty analysis or judgment being affected by the hope for bailout by an acquisition. Our analysis was shortsighted in some small stocks, but when we last saw such declines in 1990, they were opportunities, even with deteriorating fundamentals.

      The other part of my analysis relates to the dramatic stock declines experienced from August to October. In hindsight, we were right: the market was overvalued and was risky. The adjustment in the third quarter was rapid, as the average stock dropped 46% peak to trough, greater than in 1987. I would fault us for not perceiving more quickly that this was an opportunity and therefore not moving more aggressively - or maybe the correct criticism is that we were too price sensitive. With the bold easing by the Federal Reserve previous constraints were not appropriate. By historical measures, we did move rapidly for two weeks - buying several large blocks of stock - Parametric Technology, Waste Management, Crown Cork & Seal, and Data General, all great values that produced very good returns. More would have been better. We also diluted the impact of this opportunistic approach by continuing to accumulate some very good risk-reward situations, such as REITS, or inexpensive asset plays, such as select energy companies.

      If I structured the analysis into these categories I reach the following conclusions.

--------------------------------------------------------------------------------
Not capitalizing on good analysis                                      35 bp
Not pushing winners further                                            50 bp
Eliminating mistakes sooner                                            100 bp
Mistakes - higher than normal                                          150 bp
Not aggressively opportunistic in October                              125 bp
-----------------------------------------                              ------
Total Shortfall                                                        460 bp
--------------------------------------------------------------------------------

      We could have achieved results that were 4% better (allowing for some slippage). Maybe this is analysis in hindsight, but we should always try to understand how we can improve. Our charter is to deliver above average performance, and adaptation is necessary to achieve a high standard.

      Most frustrating though was the environment and the home-run hitters. The magnitude of the gain of a limited number of stocks compared to all other stocks was unprecedented. Many of you have seen my chart of growth versus value last year. I include it here as a reminder:

                                   [GRAPHIC]

      Growth beat value by 28 percentage points in 1998, the greatest margin of victory in 50 years. As a result, the twenty largest growth companies account for 33% of the S&P 500 and are expected to account for 60% of the total growth in the index going forward. We think it is appropriate to be skeptical of this expectation, so we were very much under-weighted - more than 20 percentage points - in this category, penalizing performance by 7 percentage points.

      We were also overwhelmed by size. While the 50 largest companies in the S&P 500 were up 40% last year, the remaining 450 stocks were up only 9%. We did not have a market weighting in the largest companies. We stressed value and did not qualitatively adjust to the need of very large mutual funds to concentrate on the largest market cap stocks. We think most were overpriced in 1998 and are more so today due to exceedingly optimistic growth expectations. Taking out the fastest growing companies mentioned above, our weighting was 12 points below the market and hurt us by 4 percentage points.

      The obvious question is, are we missing something? Multinationals have the opportunity to grow faster because they participate in more of the world's GNP. This belief enhanced the valuation of these companies early in the year; but with the Southeast Asian crisis and Russia's collapse, some growth favorites reported earnings shortfalls in the second half. Investors expected Coca-Cola's earnings to grow 19% in 1998 and were shocked with a 15% decline. Proctor & Gamble had consistent volume shortfalls and Disney finished the year with an 18% earnings decline. These stocks started the year selling at earnings multiples of 41x, 33x, and 36x respectively, not good potential risk-adjusted returns if earnings were not met. That is why we avoided them.

      The other group to look at is the fast growers, companies such as Microsoft, Dell Computer, Cisco, and Lucent Technology. They all participate in a technology revolution - networking and the Internet. Yes, there is a great future, but at what price? The stock price of some may be justified, but we are affected by historical analysis of the ability of companies to sustain high growth rates. Some succeed, but the vast majority can't deliver rapid growth in the longer term. We are biased by the statistics below.

            ---------------------------------------------------------------
            Probability of Remaining a Growth Stock

                                                       1965 - 98
                                             ------------------------------
                                             5 Years    10 Years   20 Years
                                             -------    --------   --------

            All Growth Stocks                   42%         19%         5%

            Health Care                         33          22         10

            Technology                          32          11          3

                                                  Source: Sanford Bernstein
            ---------------------------------------------------------------

      An examination of growth stocks historically shows only a handful of today's companies will meet current targets. Maybe some investors can ride the wave of enthusiasm, but failures to meet growth targets can be painful, and how many investors will know when to get out? This will be the dilemma of the big growth investor in the future - aggravated by the fact that the very large funds now own the same stocks.

      One additional penalty, due to the correlation of performance and market capitalization (see S&P 500 Performance chart Appendix 1) was our investment in mid-cap and smaller companies, a sector where we increasingly found value. These stocks started the year undervalued and continued to get cheaper and reached unprecedented valuations on the downside. Our small stock valuation chart (see U.S. Small Stocks chart Appendix 2) graphically demonstrates the change. We had 20% of the portfolio invested in stocks outside the S&P 500, and as a group they were about unchanged for the year - - another 5-6 percentage point penalty.

      Summarizing this analysis suggests size and growth were the biggest restraints on our performance and could explain our shortfall compared to the S&P 500:

--------------------------------------------------------------------------------
      Underweight Large Growth                             7 percentage points
      Underweight Mega Cap                                 4 percentage points
      Overweight Small                                     5 percentage points
      ----------------                                     ---------------------
      Total                                                16 percentage points
--------------------------------------------------------------------------------

      We didn't overcome this burden with superior execution and aggravated the situation due to risk aversion. We added to the low-risk portion of the portfolio during the year: cash, bonds, and total return stocks - utilities and REITS - which reduced performance by 4 percentage points.

      If you were not going to own the "racehorses", like Microsoft, up 52% from October 8 until December 31, you had to have perfect execution and selection in the remainder of the market. We didn't measure up to that standard, but some of our shortfalls make us enthusiastic about the opportunities in the future.

      One of our traditional investment approaches proved difficult: buying companies where investors had low expectations, yet where we saw the opportunity for improvement. Our largest position, Waste Management, fell into this grouping. Unfortunately, this methodology didn't appeal to the managers that were getting the bulk of the mutual fund inflows. There was no patience. The market did not reward moderately growing companies until they demonstrated profit improvement, which was very frustrating for us since we have had great success picking stocks with a longer time horizon. I refer to Eastman-Kodak, Digital Equipment, Tandem, and the drug companies in 1994. It was not that long ago that the ability of IBM to grow was in doubt. Money flows into the market were concentrated in the largest funds. And money managers, faced with a volatile world economy and slowing profit growth, sought safety in a select group of companies to the exclusion of other investment possibilities.

      And that is what excites us now. The divergence is too extreme (see Relative Strength chart Appendix 3). Specifically look again at Waste Management. It delivered the profitability hoped for in the second half, but it now sells at a 45% discount to the market. It can grow 10-12% in a slow growth environment. This should have more appeal as a few more big companies face slowing profit growth (Latin America with Southeast Asia will be hard to overcome). Investors want stability and growth. That is exactly what H.R. Block has delivered since we have owned it, but now it sells at a 30% discount. In addition, both of these companies have demonstrated their ability to raise prices, a rarity in today's low inflation, slow-growth environment. Storage Technology, which we have owned for years, gets steadily better. It dominates the tape drive storage business. Every 5-6 quarters, the company has difficulty with a product transition, resulting in an earnings shortfall not tolerated by investors in this environment. Every stock price setback has been a very good time to buy the stock. We have bought the declines and sold the rallies, which produced good gains last year and now we have another opportunity. I could mention other stocks such as Modis Professional Services, an information technology staffing company with 15-20% growth, a 13x earnings multiple, and a recently completed repurchase of 23% of its stock without using debt; Kimberly-Clark, an improving consumer products company valued at 60% of Procter & Gamble; Federated Department Stores, the largest U.S. Department store chain that is assumed to have no growth yet has sufficient excess cash flow to produce minimum earnings gains of 5-6% just by paying down debt and repurchasing stock.

      Some turnarounds haven't succeeded - yet. Toys R Us is down 60% from its highs, but we can liquidate the company and make a gain. Acuson is the leader in ultrasound medical imaging, a potential acquisition target for Hewlett-Packard, and has plans to improve profitability. Browning-Ferris - the attitude of management is changing, and some managers are being changed. We hope profitability improvement is next, and it sells at 14x depressed earnings. (Subsequently, in March, Allied Waste announced a takeover of Browning Ferris at $45.00 per share, a 29% premium over last sale.) More broadly, we are very encouraged by the number of recent acquisitions in the mid-cap value sector, at large premiums.

      All of the above companies we will own in greater size. They are some of our highest confidence situations. We have more today. The market has given us an opportunity, and we are encouraged by the risk-reward to make bigger, more concentrated bets.

      Speaking of bigger bets - we find the valuation of REITS irresistible today. They underperformed the market last year by 45%, yes 45%, in a group that produced 9% earnings (cash flow) growth, better than the S&P 500. We think the cash flow growth will be better than most companies' again in 1999. This should catch investors' attention, and with yields of 7% and potential growth of 5-7%, they will be hard to ignore. We think the REITS should be at least 10% of the portfolio - - they have the added feature that they may provide stability in turbulent markets.

      Our confidence in our approach is sustained by our belief that divergences are addressed. We have seen value reversals in 1973-74 and 1990. Small stocks have done the same. Our frustration is being early, but after doing a comprehensive review our conviction is higher. We outperformed the average value fund, we avoided the potential disaster of increasing the small stock bet, and we resisted the lure of cheap price to book valuations which would have led us into one of the worst parts of the market - cyclicals. And if I adjust for our risk-averse bias, assuming the market was (and is) overvalued, adding back the 4 percentage points penalty means we were performing better than the conventional value indices. Is that fair?

      This year will prove the answer. Markets cannot stay overvalued for long periods, and this feels like the longest. And if an adjustment is in order, what we lost in relative performance, we should then make up in 1999. Then we will see how we did versus other fully invested value managers. I think very well.

Thank you for wading through this lengthy description of last year. I am certainly concerned about the degree of our shortfall but also believe a major portion of it was unavoidable if we are going to adhere to our style and capabilities. I know it has been a disappointment to you, but I think we understand the environment, have improved our "tactics," and have the opportunity to make up the large gap of the last year and a half. I'd like to make just one final comment. Mark McGwire's home run total broke a record held by Roger Maris in 1961. That was 37 years ago. Roger Maris broke Babe Ruth's record of 60 homers, which stood for 34 years. Judging from baseball, these phenomena are not repeated often!

** We recently received a letter from Mutual Funds magazine, dated April 9, 1999, announcing that the Pelican Fund had been elevated to five stars, the highest rating for risk adjusted return.

                              S&P 500 Performance                     Appendix 1
================================================================================

                                   [GRAPHIC]

                                                           Source: Merrill Lynch
--------------------------------------------------------------------------------
Grantham, Mayo, Van Otterloo & Co. LLC

               U.S. Small Stocks Now as Cheap as in 1973 to 1974      Appendix 2
================================================================================

                            Small Stocks vs. S&P 500


                                  Price/Sales

[A LINE GRAPH COMPARING THE PRICE/SALES OF SMALL STOCKS TO THAT OF SIMILAR STOCKS IN THE S&P 500 FROM 1974 TO 1998 APPEARS HERE.]

                     Small is 2.3 Standard Deviations Cheap


                                Price/Fair Value

[A LINE GRAPH COMPARING THE PRICE/FAIR VALUE OF SMALL STOCKS TO THAT OF SIMILAR STOCKS IN THE S&P 500 FROM 1964 TO 1998 APPEARS HERE.]

                     Small is 2.8 Standard Deviations Cheap


                                   Price/Book

[A LINE GRAPH COMPARING THE PRICE/BOOK OF SMALL STOCKS TO THAT OF SIMILAR STOCKS IN THE S&P 500 FROM 1964 TO 1998 APPEARS HERE.]


                     Small is 3.4 Standard Deviations Cheap


                                 Price/Earnings

[A LINE GRAPH COMPARING THE PRICE/EARNINGS OF SMALL STOCKS TO THAT OF SIMILAR STOCKS IN THE S&P 500 FROM 1964 TO 1998 APPEARS HERE.]

                     Small is 2.5 Standard Deviations Cheap

      Note: Average slopes upward from 1976 to 1995 to reflect growing institutional acceptance of small stocks.
--------------------------------------------------------------------------------
Grantham, Mayo, Van Otterloo & Co. LLC

                                Relative Strength                     Appendix 3
================================================================================

                              12/31/74 to 12/31/98

[A LINE GRAPH DEPICTING THE RELATIVE STRENGTH OF THE S&P 500/BARRA VALUE INDEX FROM 1975 TO 1998 APPEARS HERE.]

--------------------------------------------------------------------------------
Grantham, Mayo, Van Otterloo & Co. LLC

--------------------------------------------------------------------------------

            Comparison of Change in Value of a $10,000 Investment in
                     GMO Pelican Fund and the S&P 500 Index
                            As of February 28, 1999

--------------------------------------------------------------------------------
                          Average Annual Total Return
--------------------------------------------------------------------------------
                                                        Since
                  1 Year            5 Year            Inception
--------------------------------------------------------------------------------
                                                       5/31/89
                   3.8%             17.0%               13.9%
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

     Date                   GMO Pelican Fund                 S&P 500 Index
     ----                   ----------------                 -------------

    1/31/89
    5/31/89                     10,000                           10,000
    6/30/89                      9,910                            9,943
    9/30/89                     10,530                           11,008
   12/31/89                     10,349                           11,235
    3/31/90                     10,020                           10,898
    6/30/90                     10,341                           11,582
    9/30/90                      8,870                            9,990
   12/31/90                      9,436                           10,885
    3/31/91                     10,902                           12,466
    6/30/91                     10,848                           12,438
    9/30/91                     11,223                           13,104
   12/31/91                     11,786                           14,202
    3/31/92                     12,052                           13,845
    6/30/92                     12,460                           14,109
    9/30/92                     12,729                           14,554
   12/31/92                     13,288                           15,288
    3/31/93                     14,540                           15,955
    6/30/93                     15,251                           16,033
    9/30/93                     15,806                           16,446
   12/31/93                     15,959                           16,828
    3/31/94                     15,556                           16,189
    6/30/94                     15,502                           16,257
    9/30/94                     16,620                           17,052
   12/31/94                     16,451                           17,050
    3/31/95                     17,962                           18,710
    6/30/95                     19,466                           20,496
    9/30/95                     20,724                           22,125
   12/31/95                     21,356                           23,457
    3/31/96                     22,575                           24,716
    6/30/96                     23,167                           25,825
    9/30/96                     23,536                           26,623
   12/31/96                     25,775                           28,843
    3/31/97                     25,775                           29,616
    6/30/97                     28,904                           34,786
    9/30/97                     31,969                           37,392
   12/31/97                     32,614                           38,465
    3/31/98                     35,718                           43,830
    6/30/98                     35,968                           45,277
    9/30/98                     32,225                           40,773
   12/31/98                     36,419                           49,456
    2/28/99                     35,582                           49,923

Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on reinvested distributions. Each performance figure assumes purchase at the beginning and redemption at the end of the stated period. Past performance is not indicative of future performance. Information is unaudited.

--------------------------------------------------------------------------------

GMO U.S. Core Fund
(A Series of GMO Trust)
Annual Report
February 28, 1999

Report of Independent Accountants

To the Trustees of GMO Trust and the Shareholders of GMO U.S. Core Fund (A Series of GMO Trust)

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO U.S. Core Fund (formerly GMO Core Fund) at February 28, 1999 and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
Boston, Massachusetts
April 12, 1999

GMO U.S. Core Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
February 28, 1999



  Shares         Description                                    Value ($)
------------------------------------------------------------------------------

                 Common Stocks -- 92.6%

                 Advertising -- 0.1%
     60,000      Interpublic Group Inc                             4,488,750
                                                              ---------------

                 Aerospace -- 0.6%
    241,700      Allied Signal Inc                                10,000,338
     59,000      General Dynamics Corp                             3,565,813
     45,500      Lockheed Martin Corp                              1,714,781
     70,000      Northrop Grumman Corp                             4,361,875
                                                              ---------------
                                                                  19,642,807
                                                              ---------------

                 Automotive -- 3.6%
     14,900      Dana Corp                                           562,475
     47,200      Eaton Corp                                        3,274,500
    682,000      Ford Motor Co                                    40,451,124
    738,800      General Motors Corp                              60,997,174
    134,600      Genuine Parts Co                                  4,029,588
    179,100      Goodyear Tire & Rubber Co                         8,283,375
      3,600      ITT Industries Inc                                  140,625
     59,600      Lear Corp*                                        2,104,625
                                                              ---------------
                                                                 119,843,486
                                                              ---------------

                 Banking and Financial Services -- 9.3%
     23,200      American Express Co                               2,517,200
    148,150      Amsouth Bancorp                                   6,963,050
    261,550      Bank One Corp                                    14,058,313
    614,109      BankAmerica Corp                                 40,108,993
     89,500      Bankers Trust New York Corp                       7,786,500
    240,134      Bear Stearns Inc                                 10,280,735
    243,607      Citigroup Inc                                    14,311,911
    278,700      Countrywide Credit Industry Inc                  10,555,763
    275,700      Dime Bancorp Inc                                  6,823,575
    116,200      Donaldson Lufkin & Jenrette                       6,623,400
    204,500      Edwards (AG) Inc                                  6,659,031
    100,700      Federal Home Loan Mortgage Corp                   5,928,713
    279,800      Federal National Mortgage Association            19,586,000
     64,400      Fifth Third Bancorp                               4,254,425
     17,400      First American Corp                                 705,788
    319,000      First Union Corp                                 17,006,688
    133,200      Firstar Corp                                     11,155,500
    220,300      Franklin Resources Inc                            7,008,294
      6,400      Golden West Financial Corp                          601,200


               See accompanying notes to the financial statements.             1

GMO U.S. Core Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999



  Shares         Description                                    Value ($)
------------------------------------------------------------------------------

                 Banking and Financial Services -- continued
     89,500      Greenpoint Financial Corp                         2,746,531
     60,400      Huntington Bancshares Inc                         1,917,700
    284,800      Lehman Brothers Holding Inc                      15,094,400
      1,400      M & T Bank Corp                                     666,050
    457,900      MBNA Corp                                        11,104,075
    160,100      Merrill Lynch                                    12,287,675
     31,000      MGIC Investment Corp                              1,055,938
    181,812      Morgan Stanley Dean Witter & Co                  16,453,986
    101,600      National City Corp                                7,099,300
     46,500      Old Kent Financial Corp                           2,040,188
    234,400      Paine Webber Group Inc                            8,760,700
    127,350      Providian Financial Corp                         13,005,619
     60,400      Republic New York Corp                            2,736,875
     47,300      Suntrust Banks Inc                                3,213,444
    235,800      U.S. Bancorp                                      7,619,288
     49,600      Unionbancal Corp                                  1,559,300
    122,853      Washington Mutual Inc                             4,914,120
    196,800      Wells Fargo & Co                                  7,232,400
                                                              ---------------
                                                                 312,442,668
                                                              ---------------

                 Chemicals -- 1.1%
    118,200      Eastman Chemical Co                               5,577,563
     72,300      Great Lakes Chemical Corp                         2,815,181
     71,400      PPG Industries Inc                                3,717,263
    247,700      Praxair Inc                                       8,654,019
    130,300      Rohm & Haas Co                                    4,071,875
    295,300      Union Carbide Corp                               12,993,200
                                                              ---------------
                                                                  37,829,101
                                                              ---------------

                 Computer and Office Equipment -- 3.0%
     96,600      Apple Computer Inc*                               3,362,888
    124,400      Electronic Data Systems Corp                      5,784,600
    403,900      EMC Corp*                                        41,349,262
    148,300      Gateway 2000 Inc*                                10,779,556
    105,900      IBM Corp                                         18,003,000
     34,100      Lexmark International Group Inc*                  3,518,694
     29,900      Micron Technology Inc*                            1,722,988
     40,700      Symbol Technologies Inc                           2,157,100
    469,000      Unisys Corp*                                     13,982,063
                                                              ---------------
                                                                 100,660,151
                                                              ---------------



2             See accompanying notes to the financial statements.

GMO U.S. Core Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999



  Shares         Description                                    Value ($)
------------------------------------------------------------------------------

                 Construction -- 2.8%
    181,600      Georgia-Pacific Corp                             13,302,200
    956,200      Home Depot Inc                                   57,073,187
    385,200      Lowes Co Inc                                     22,847,174
                                                              ---------------
                                                                  93,222,561
                                                              ---------------

                 Consumer Goods -- 1.9%
    107,800      Eastman Kodak Co                                  7,135,013
    211,300      Fortune Brands Inc                                6,365,413
     33,600      Hasbro Inc                                        1,243,200
     75,000      Johnson Controls                                  4,612,500
    128,600      Mattel Co                                         3,391,825
    278,300      Maytag Corp                                      15,602,194
    197,500      Newell Co                                         8,393,750
     52,100      Nike Inc, Class B                                 2,793,863
    191,600      VF Corp                                           9,220,750
    147,200      Whirlpool Corp                                    6,403,200
                                                              ---------------
                                                                  65,161,708
                                                              ---------------

                 Electronic Equipment -- 1.3%
    137,800      Cooper Industries Inc                             6,028,750
    460,000      General Instrument Corp*                         13,455,000
    117,700      Harris Corp                                       3,663,413
     49,900      Litton Industries*                                2,800,638
    329,200      Raytheon Co, Class B                             17,591,625
                                                              ---------------
                                                                  43,539,426
                                                              ---------------

                 Food and Beverage -- 2.3%
    312,300      Anheuser Busch Cos Inc                           23,949,505
     81,185      Archer Daniels Midland Co                         1,227,923
     85,600      Bestfoods                                         4,017,850
     44,000      Heinz (HJ) Co                                     2,395,250
    210,200      McDonald's Corp                                  17,867,000
    230,100      RJR Nabisco Holdings Corp                         6,284,606
    314,600      Seagrams Co Ltd                                  14,589,575
     92,600      Unilever NV ADR                                   6,707,713
                                                              ---------------
                                                                  77,039,422
                                                              ---------------

                 Health Care -- 4.3%
     30,600      Becton Dickinson & Co                             1,025,100
    872,600      Columbia HCA Healthcare Corp                     15,597,725
    417,600      Healthsouth Corp*                                 4,854,600
     94,000      Hillenbrand Industries Inc                        3,936,250



               See accompanying notes to the financial statements.            3

GMO U.S. Core Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999



  Shares         Description                                    Value ($)
------------------------------------------------------------------------------

                 Health Care -- continued
    972,900      Johnson & Johnson                                83,061,337
    198,900      Pharmacia & Upjohn Inc                           10,827,619
    189,200      Tenet Healthcare Corp*                            3,724,875
    186,000      United Healthcare Corp                            9,172,125
    135,900      Wellpoint Health Network*                        10,719,113
                                                              ---------------
                                                                 142,918,744
                                                              ---------------

                 Insurance -- 3.7%
    253,900      Aetna Life and Casualty Co                       18,804,469
     53,500      AMBAC Inc                                         2,996,000
    181,400      Cigna Corp                                       14,239,900
     79,700      Cincinnati Financial Corp                         2,794,481
    100,200      CNA Financial Corp*                               3,400,538
    539,736      Conseco Inc                                      16,158,347
     59,400      Hartford Financial Services Group Inc             3,211,313
     93,000      Humana Inc*                                       1,627,500
    228,900      Loews Corp                                       17,897,119
        600      MBIA Inc                                             36,938
    155,400      Old Republic International Corp                   2,923,463
     30,000      Pacificare Health Systems, Class B*               2,167,500
    157,800      Safeco Corp                                       6,341,588
    283,300      Saint Paul Cos Inc                                9,171,838
    316,400      Torchmark Corp                                   10,520,300
    169,618      Transamerica Corp                                12,307,906
                                                              ---------------
                                                                 124,599,200
                                                              ---------------

                 Manufacturing -- 1.7%
    116,800      American Greetings Corp                           2,766,700
    121,000      Leggett & Platt Inc                               2,533,438
    253,200      Minnesota Mining and Manufacturing Co            18,752,625
    310,500      Owens Illinois Inc*                               7,432,594
    128,600      Rockwell International Corp                       5,714,663
    112,400      Temple Inland Inc                                 6,736,975
    119,100      United Technologies Corp                         14,753,513
                                                              ---------------
                                                                  58,690,508
                                                              ---------------

                 Metals and Mining -- 0.3%
    188,600      Phelps Dodge Corp                                 9,147,100
                                                              ---------------

                 Oil and Gas -- 4.1%
    107,000      Amerada Hess Corp                                 4,855,125


4              See accompanying notes to the financial statements.

GMO U.S. Core Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999



  Shares         Description                                    Value ($)
------------------------------------------------------------------------------

                 Oil and Gas -- continued
    403,800      Atlantic Richfield Co                            22,057,574
    178,800      Burlington Resources Inc                          5,788,650
    104,000      Chevron Corp                                      7,995,000
     78,050      Columbia Energy Group                             3,941,525
    118,400      Consolidated Natural Gas Co                       6,504,600
     80,900      Diamond Offshore Drilling Inc                     1,673,619
    204,900      Enron Oil & Gas                                   3,380,850
      3,500      Exxon Corp                                          232,969
    193,400      Mobil Corp                                       16,088,463
    590,400      Occidental Petroleum Corp                         8,892,900
    293,400      Phillips Petroleum Co                            11,350,913
     99,800      Sonat Inc                                         2,526,188
    349,200      Texaco Inc                                       16,259,625
    295,500      Union Pacific Resources Group                     2,641,031
    387,900      Unocal Corp                                      10,933,931
    513,600      USX - Marathon Group                             10,625,100
     89,900      Vastar Resources Inc                              3,461,150
                                                              ---------------
                                                                 139,209,213
                                                              ---------------
                 Paper and Allied Products -- 0.1%
     35,000      Mead Corp                                         1,065,313
    105,160      Sonoco Products Co                                2,576,420
     39,000      Westvaco Corp                                       872,625
                                                              ---------------
                                                                   4,514,358
                                                              ---------------
                 Pharmaceuticals -- 6.3%
  1,803,500      Abbott Laboratories                              83,750,030
     79,800      Allergan Inc                                      6,503,700
    407,500      American Home Products Corp                      24,246,249
    401,500      Amgen Inc*                                       50,137,312
     48,095      McKesson HBOC Inc                                 3,270,460
    140,500      Pfizer Inc                                       18,537,219
    417,200      Schering Plough Corp                             23,337,124
      3,700      Warner Lambert Co                                   255,531
     66,900      Watson Pharmaceutical Inc*                        3,232,106
                                                              ---------------
                                                                 213,269,731
                                                              ---------------
                 Primary Materials -- 0.4%
    195,000      Crown Cork & Seal Inc                             5,411,250
    141,300      Rubbermaid Inc                                    4,671,731
     28,200      Vulcan Materials Co                               3,799,950
                                                              ---------------
                                                                  13,882,931
                                                              ---------------


               See accompanying notes to the financial statements.             5

GMO U.S. Core Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999



  Shares         Description                                    Value ($)
------------------------------------------------------------------------------

                 Primary Processing -- 0.3%
     46,100      Dow Chemical Co                                   4,535,088
    145,900      Nucor Corp                                        6,501,669
      6,800      USX-US Steel Group Inc                              172,125
                                                              ---------------
                                                                  11,208,882
                                                              ---------------

                 Printing and Publishing -- 0.3%
     82,300      Dow Jones and Co Inc                              3,868,100
     24,200      Gannett Co Inc                                    1,536,700
     23,900      New York Times Co, Class A                          740,900
      5,200      Washington Post Co, Class B                       2,859,350
                                                              ---------------
                                                                   9,005,050
                                                              ---------------

                 Refining -- 0.2%
     65,200      Royal Dutch Petroleum Co                          2,860,650
    101,000      Tosco Corp                                        2,089,438
                                                              ---------------
                                                                   4,950,088
                                                              ---------------

                 Retail Trade -- 8.0%
    237,900      Albertsons Inc                                   13,560,300
    119,100      American Stores Co                                4,019,625
    243,700      Autozone Inc*                                     8,529,500
    268,300      Best Buy Co Inc*                                 24,884,824
    195,700      Dillards Department Stores Inc                    4,868,038
     81,200      Food Products Lion Inc                              791,700
    693,725      Gap Inc                                          44,875,335
    570,800      Kmart Corp*                                       9,989,000
    144,100      Kroger Co*                                        9,321,469
      5,000      Penney (JC) Co Inc                                  180,625
     15,900      Rite Aid Corp                                       657,863
    338,700      Staples Inc*                                      9,959,914
    258,200      TJX Cos Inc                                       7,374,838
    551,700      Toys R Us Inc*                                    7,792,763
  1,256,400      Wal Mart Stores Inc                             108,521,549
    365,800      Walgreen Co                                      11,705,600
     82,600      Winn-Dixie Stores Inc                             3,618,913
                                                              ---------------
                                                                 270,651,856
                                                              ---------------



6              See accompanying notes to the financial statements.

GMO U.S. Core Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999



  Shares         Description                                    Value ($)
------------------------------------------------------------------------------

                 Services -- 1.6%
     12,000      BHC Communications Inc, Class A                   1,374,000
     50,400      Cendant Corp*                                       834,750
    191,500      Fluor Corp                                        6,738,406
     42,900      Hertz Corp                                        1,707,956
    151,200      Marriott International Inc, Class A               5,443,200
    570,400      Time Warner Inc                                  36,790,799
                                                              ---------------
                                                                  52,889,111
                                                              ---------------

                 Technology -- 13.8%
     65,000      Adobe Systems Inc                                 2,616,250
    445,500      BMC Software Inc*                                18,209,813
     88,100      Ceridian Corp*                                    6,310,163
  1,224,400      Cisco Systems Inc*                              119,761,624
    191,300      Computer Sciences Corp                           12,745,363
    276,300      Dell Computer Corp*                              22,138,537
    192,500      First Data Corp                                   7,363,125
    161,600      Grainger (WW) Inc                                 7,191,200
    751,300      Intel Corp                                       90,109,043
    868,700      Microsoft Corp*                                 130,413,587
    913,800      Novell Inc*                                      17,704,875
    340,400      Oracle Corp*                                     19,019,850
    406,400      Seagate Technology Corp*                         11,760,200
      6,800      Xerox Corp                                          375,275
                                                              ---------------
                                                                 465,718,905
                                                              ---------------

                 Telecommunications -- 12.0%
    102,700      Airtouch Communications Inc*                      9,352,119
     85,900      Alltel Corp                                       5,143,263
    386,300      Ameritech Corp                                   25,254,362
    994,700      AT & T Corp                                      81,689,737
    634,414      Bell Atlantic Corp                               36,439,153
    458,000      Bellsouth Corp                                   21,182,500
    178,800      Cablevision Systems Corp*                        11,622,000
    197,500      Century Telephone Enterprises Inc                12,195,625
     97,800      Comcast Corp                                      6,937,688
    691,500      GTE Corp                                         44,861,062
    293,985      MCI Worldcom Inc*                                24,253,762
    710,040      SBC Communications                               37,543,364
    230,700      Sprint Corp                                      19,796,944
    187,300      Tele-Communications Inc, Class A*                11,764,781


               See accompanying notes to the financial statements.             7

GMO U.S. Core Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999

    Shares       Description                                     Value ($)
--------------------------------------------------------------------------------

                 Telecommunications-- continued
     516,100     US West Inc                                       27,514,580
     325,900     Viacom Inc, Class B*                              28,801,412
                                                               --------------
                                                                  404,352,352
                                                               --------------
                 Tobacco -- 1.7%
   1,417,300     Philip Morris Cos Inc                             55,451,862
                                                               --------------
                 Transportation -- 1.9%
     120,100     AMR Corp*                                          6,658,044
     966,200     Burlington Northern Santa Fe Railroad Co          32,005,374
     235,800     CSX Corp                                           9,255,150
     149,600     Norfolk Southern Corp                              4,198,150
     161,800     UAL Corp*                                          9,667,550
      59,400     USAir Group Inc*                                   2,814,075
                                                               --------------
                                                                   64,598,343
                                                               --------------
                 Utilities -- 5.9%
     283,000     Baltimore Gas and Electric Co                      7,251,875
     437,000     Central & South West Corp                         10,843,063
     389,800     Coastal Corp                                      12,473,600
     143,400     Consolidated Edison Inc                            6,703,950
      87,600     Dominion Resources Inc                             3,383,550
     420,100     DTE Energy Co                                     16,593,950
      98,100     El Paso Energy Corp                                3,574,519
     884,800     Entergy Corp                                      24,995,599
     254,600     Firstenergy Corp                                   7,447,050
     343,400     General Public Utilities Inc                      13,693,075
     110,900     Keyspan Energy Corp                                2,938,850
     356,100     Niagara Mohawk Power Corp*                         5,207,963
     286,300     Peco Energy Co                                    10,145,756
     358,000     PG & E Corp                                       11,277,000
     105,500     Potomac Electric Power Co                          2,571,563
     290,200     PP & L Resources Inc                               7,400,100
     439,200     Public Service Enterprise Group Inc               16,689,600
     171,300     Reliant Energy Inc                                 4,592,981
      51,300     Scana Corp                                         1,205,550
      53,000     Teco Energy Inc                                    1,146,125
     435,300     Texas Utilities Co                                18,473,044
     278,000     Unicom Corp                                        9,886,375
                                                               --------------
                                                                  198,495,138
                                                               --------------

                 TOTAL COMMON STOCKS  (COST  $2,500,368,468)    3,117,423,452
                                                               ---------------


8             See accompanying notes to the financial statements.

GMO U.S. Core Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999

     Shares/
  Par Value ($)  Description                                        Value ($)
--------------------------------------------------------------------------------

                 SHORT-TERM INVESTMENTS -- 13.5%

                 Cash Equivalents -- 5.9%
$    835,132     BankBoston Eurodollar Time Deposit, 5.005%
                 due 4/30/99(a)                                         835,132
  55,837,493     Merrimac Cash Fund Premium Class(a)                 55,837,493
$142,000,000     Prudential Securities Group Inc, Master Note,
                 5.075% due 6/14/99(a)                              142,000,000
                                                                 --------------
                                                                    198,672,625
                                                                 --------------

                 U.S. Government -- 0.5%
$ 15,000,000     U.S. Treasury Bill, 4.53%, due 4/29/99(b)           14,886,675
                                                                 --------------

                 Repurchase Agreements -- 7.1%
$169,408,180     Salomon Smith Barney Inc. Repurchase
                 Agreement, dated 2/26/99, due 3/1/99, with a
                 maturity value of $169,464,932 and an
                 effective yield of 4.02%, collateralized by a
                 U.S. Treasury Obligation with a rate of
                 5.50%, maturity date of 2/28/03 and market
                 value, including accrued interest, of
                 $172,796,344.                                      169,408,180

$ 70,185,496     Prudential Securities Inc. Repurchase
                 Agreement, dated 2/26/99, due 3/1/99, with a
                 maturity value of $70,209,242 and an
                 effective yield of 4.06%, collateralized by a
                 U.S. Treasury Obligation and U.S. Government
                 Agency Obligations with rates ranging from
                 5.50% to 8.00%, maturity dates ranging from
                 8/15/99 to 3/01/35 and an aggregate market
                 value, including accrued interest, of
                 $71,589,268.                                        70,185,496
                                                                 --------------
                                                                    239,593,676
                                                                 --------------

                 TOTAL SHORT-TERM INVESTMENTS
                 (COST $453,158,749)                                453,152,976
                                                                 --------------

                 TOTAL INVESTMENTS -- 106.1%
                 (COST $2,953,527,217)                            3,570,576,428

                 Other Assets and Liabilities (net) -- (6.1)%      (205,226,729)
                                                                 --------------

                 TOTAL NET ASSETS -- 100%                        $3,365,349,699
                                                                 ==============

                 Notes to the Schedule of Investments:

                 ADR - American Depositary Receipt
             *   Non-income producing security.
             (a) Represents investments of security lending collateral (Note 1).
             (b) Security has been segregated to cover margin requirements on open financial futures contracts.

              See accompanying notes to the financial statements.            9

GMO U.S. Core Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- February 28, 1999
--------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $2,953,527,217) (Note 1)         $3,570,576,428
   Dividends and interest receivable                                 5,529,848
   Receivable for expenses waived or borne by Manager (Note 2)         567,158
   Receivable for Fund shares sold                                     250,000
                                                                --------------

      Total assets                                               3,576,923,434
                                                                --------------

Liabilities:
   Payable upon return of securities loaned (Note 1)               198,672,625
   Payable for Fund shares repurchased                               6,068,506
   Payable to affiliate for (Note 2):
     Management fee                                                  1,405,866
     Shareholder service fee                                           332,976
   Payable for open swap contracts (Notes 1 and 6)                   4,358,815
   Payable for variation margin on open futures contracts
     (Notes 1 and 6)                                                   533,970
   Accrued expenses                                                    200,977
                                                                --------------

      Total liabilities                                            211,573,735
                                                                --------------

Net assets                                                      $3,365,349,699
                                                                ==============

Net assets consist of:
   Paid-in capital                                              $2,529,367,882
   Accumulated undistributed net investment income                   6,948,920
   Accumulated undistributed net realized gain                     217,699,382
   Net unrealized appreciation                                     611,333,515
                                                                --------------
                                                                $3,365,349,699
                                                                ==============

Net assets attributable to:
   Class II shares                                              $   41,683,734
                                                                ==============
   Class III shares                                             $1,780,010,556
                                                                ==============
   Class IV shares                                              $1,543,655,409
                                                                ==============

Shares outstanding:
   Class II                                                          2,244,091
                                                                ==============
   Class III                                                        95,765,511
                                                                ==============
   Class IV                                                         83,082,861
                                                                ==============

Net asset value per share:
   Class II                                                     $        18.57
                                                                ==============
   Class III                                                    $        18.59
                                                                ==============
   Class IV                                                     $        18.58
                                                                ==============

10              See accompanying notes to the financial statements.

GMO U.S. Core Fund
(A Series of GMO Trust)

Statement of Operations -- Year Ended February 28, 1999
-------------------------------------------------------------------------------------------------


Investment Income:
   Dividends (net of withholding taxes of  $163,712)                               $ 51,303,558
   Interest (including securities lending income of $557,686)                        14,217,993
                                                                                   ------------

       Total income                                                                  65,521,551
                                                                                   ------------

Expenses:
   Management fee (Note 2)                                                           18,661,431
   Custodian and transfer agent fees                                                    506,993
   Registration fees                                                                     91,643
   Legal fees                                                                            70,318
   Audit fees                                                                            49,808
   Trustees fees (Note 2)                                                                33,918
   Miscellaneous                                                                         16,393
   Fees waived or borne by Manager (Note 2)                                          (7,700,727)
                                                                                   ------------
                                                                                     11,729,777
   Shareholder service fee (Note 2)
       Class II                                                                          71,239
       Class III                                                                      3,282,900
       Class IV                                                                       1,400,256
                                                                                   ------------
       Net expenses                                                                  16,484,172
                                                                                   ------------

          Net investment income                                                      49,037,379
                                                                                   ------------

Realized and unrealized gain (loss):
   Net realized gain (loss) on:
       Investments                                                                  704,992,058
       Closed futures contracts                                                      31,688,788
       Closed swap contracts                                                       (112,444,024)
                                                                                   ------------

          Net realized gain                                                         624,236,822
                                                                                   ------------

   Change in net unrealized appreciation (depreciation) on:
       Investments                                                                 (164,842,026)
       Open futures contracts                                                       (17,721,044)
       Open swap contracts                                                           11,884,813
                                                                                   ------------

          Net unrealized loss                                                      (170,678,257)
                                                                                   ------------

       Net realized and unrealized gain                                             453,558,565
                                                                                   ------------

Net increase in net assets resulting from operations                               $502,595,944
                                                                                   ============

               See accompanying notes to the financial statements.            11

GMO U.S. Core Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
------------------------------------------------------------------------------------------------


                                                                 Year Ended February 28,
                                                      ---------------------------------------------
                                                               1999                   1998
                                                         ----------------       ----------------
Increase (decrease) in net assets:
Operations:
   Net investment income                                  $   49,037,379        $   56,402,615
   Net realized gain                                         624,236,822           612,092,124
   Change in net unrealized appreciation (depreciation)     (170,678,257)          380,077,253
                                                          --------------        --------------

   Net increase in net assets resulting from operations      502,595,944         1,048,571,992
                                                          --------------        --------------

Distributions to shareholders from:
   Net investment income
       Class I                                                        --              (154,654)
       Class II                                                 (438,239)             (635,110)
       Class III                                             (32,457,119)          (50,102,134)
       Class IV                                              (20,082,410)                   --
                                                          --------------        --------------
       Total distributions from net investment income        (52,977,768)          (50,891,898)
                                                          --------------        --------------
   Net realized gains
       Class I                                                        --            (3,363,020)
       Class II                                               (7,077,306)          (12,616,955)
       Class III                                            (420,933,348)         (918,932,927)
       Class IV                                             (249,579,720)                   --
                                                          --------------        --------------
       Total distributions from net realized gains          (677,590,374)         (934,912,902)
                                                          --------------        --------------

                                                            (730,568,142)         (985,804,800)
                                                          --------------        --------------
   Net share transactions: (Note 5)
       Class I                                                        --            (7,566,242)
       Class II                                               27,619,700           (50,419,336)
       Class III                                            (396,156,147)         (643,189,534)
       Class IV                                              257,262,203         1,217,792,446
                                                          --------------        --------------
   Increase (decrease) in net assets resulting from net
      share transactions                                    (111,274,244)          516,617,334
                                                          --------------        --------------

      Total increase (decrease) in net assets               (339,246,442)          579,384,526

Net assets:
   Beginning of period                                     3,704,596,141         3,125,211,615
                                                          --------------        --------------


   End of period (including accumulated undistributed
      net investment income of $6,948,920 and
      $10,889,309, respectively)                          $3,365,349,699        $3,704,596,141
                                                          ==============        ==============

12             See accompanying notes to the financial statements.

GMO U.S. Core Fund
(A Series of GMO Trust)


Financial Highlights
(For a Class I share outstanding throughout each period)
---------------------------------------------------------------------------------------------------------

                                                      Period from         Period from July 2, 1996
                                                     March 1, 1997      (commencement of operations)
                                                  to January 9, 1998        to February 28, 1997
                                                  ------------------    ----------------------------
Net asset value, beginning of period                    $20.12                       $18.97
                                                        ------                       ------


Income from investment operations:
   Net investment income                                  0.27+                        0.20
   Net realized and unrealized gain                       3.60                         2.88
                                                        ------                       ------

      Total from investment operations                    3.87                         3.08
                                                        ------                       ------


Less distributions to shareholders:
   From net investment income                            (0.28)                       (0.19)
   From net realized gains                               (6.05)                       (1.74)
                                                        ------                       ------

      Total distributions                                (6.33)                       (1.93)
                                                        ------                       ------
Net asset value, end of period                          $17.66(a)                    $20.12
                                                        ======                       ======

Total Return (b)                                         20.54%                       16.84%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                        --                      $ 9,104
   Net expenses to average daily net assets               0.61%*                       0.61%*
   Net investment income to average daily net assets      1.56%*                       1.55%*
   Portfolio turnover rate                                  60%                         107%
   Fees and expenses voluntarily waived or borne
      by the Manager consisted of the following per
      share amounts:                                    $ 0.04                      $  0.02

+   Computed using average shares outstanding throughout the period.

(a) All Class I shares of the Fund were exchanged for Class II shares on January 9, 1998. Amount represents ending net asset value per share on January 9, 1998.

(b) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.

*   Annualized.


               See accompanying notes to the financial statements.            13

GMO U.S. Core Fund
(A Series of GMO Trust)


Financial Highlights
(For a Class II share outstanding throughout each period)
--------------------------------------------------------------------------------------------------------------------

                                                                                                   Period from
                                                                                                   June 7, 1996
                                                               Period from      Period from       (commencement
                                                Year Ended   January 9, 1998   March 1, 1997    of operations) to
                                               February 28,  to February 28,  to November 17,      February 28,
                                                  1999            1998             1997                1997
                                                --------        --------         --------            --------
Net asset value, beginning of period             $19.98          $17.65           $20.10              $20.12
                                                 ------          ------           ------              ------


Income from investment operations:
   Net investment income                           0.25+           0.04+            0.24+               0.25
   Net realized and unrealized gain                2.55            2.29             3.99                2.92
                                                 ------          ------           ------              ------

      Total from investment operations             2.80            2.33             4.23                3.17
                                                 ------          ------           ------              ------


Less distributions to shareholders:
   From net investment income                     (0.29)           0.00            (0.22)              (0.30)
   From net realized gains                        (3.92)           0.00            (3.90)              (2.89)
                                                 ------          ------           ------              ------

      Total distributions                         (4.21)           0.00            (4.12)               (3.19)
                                                 ------          ------           ------              ------
Net asset value, end of period                   $18.57          $19.98           $20.21              $20.10
                                                 ======          ======           ======              ======

Total Return (a)                                  14.99%          13.20%           23.00%              17.46%

Ratios/Supplemental Data:
   Net assets, end of period (000's)            $41,684         $16,958           $2,037             $64,763

   Net expenses to average daily
      net assets                                   0.55%           0.55%*           0.55%*              0.55%*
   Net investment income to
      average daily net assets                     1.29%           1.53%*           1.66%*              1.63%*
   Portfolio turnover rate                           71%             60%              60%                107%
   Fees and expenses voluntarily waived or
      borne by the Manager consisted of the
      following per share amounts:              $  0.04         $  0.01          $  0.03             $  0.03

+   Computed using average shares outstanding throughout the period.
(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
*   Annualized.


14             See accompanying notes to the financial statements.

GMO U.S. Core Fund
(A Series of GMO Trust)


Financial Highlights
(For a Class III share outstanding throughout each period)
-----------------------------------------------------------------------------------------------------


                                                            Year Ended February 28/29,
                                        -------------------------------------------------------------------
                                            1999          1998          1997           1996          1995
                                         ---------     ---------     ---------      ---------     ---------
Net asset value, beginning
   of period                            $    19.99    $    20.12    $    19.46     $    15.45    $    15.78
                                        ----------    ----------    ----------     ----------    ----------


Income from investment
 operations:
   Net investment income                      0.26+         0.35          0.36           0.41          0.41
   Net realized and unrealized
      gain                                    2.55          5.89          3.58           5.49          0.66
                                        ----------    ----------    ----------     ----------    ----------

      Total from investment
      operations                              2.81          6.24          3.94           5.90          1.07
                                        ----------    ----------    ----------     ----------    ----------


Less distributions to
 shareholders:
   From net investment income                (0.29)        (0.32)        (0.39)         (0.42)        (0.39)
   From net realized gains                   (3.92)        (6.05)        (2.89)         (1.47)        (1.01)
                                        ----------    ----------    ----------     ----------    ----------

      Total distributions                    (4.21)        (6.37)        (3.28)         (1.89)        (1.40)
                                        ----------    ----------    ----------     ----------    ----------
Net asset value, end
   of period                            $    18.59    $    19.99    $    20.12     $    19.46    $    15.45
                                        ==========    ==========    ==========     ==========    ==========

Total Return (a)                             15.02%        36.69%        22.05%         39.08%         7.45%

Ratios/Supplemental Data:
   Net assets, end of
      period (000's)                    $1,780,011    $2,317,103    $3,051,344     $3,179,314    $2,309,248
   Net expenses to average
      daily net assets                        0.48%         0.48%         0.48%          0.48%         0.48%
   Net investment income to
      average daily net assets                1.36%         1.67%         1.78%          2.25%         2.63%
   Portfolio turnover rate                      71%           60%          107%            77%           99%
   Fees and expenses
      voluntarily waived or
      borne by the Manager consisted
      of the following per share
      amounts:                          $     0.04    $     0.05    $     0.04     $     0.01    $     0.01

+   Computed using average shares outstanding throughout the period.
(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.


               See accompanying notes to the financial statements.           15

GMO U.S. Core Fund
(A Series of GMO Trust)


Financial Highlights
(For a Class IV share outstanding throughout each period)
----------------------------------------------------------------------------------------------------------


                                                                         Period from January 9, 1998
                                                        Year Ended       (commencement of operations)
                                                     February 28, 1999       to February 28, 1998
                                                    ------------------   ----------------------------
Net asset value, beginning of period                    $    19.99                 $    17.65
                                                        ----------                 ----------


Income from investment operations:
   Net investment income                                      0.27+                      0.04+
   Net realized and unrealized gain                           2.55                       2.30
                                                        ----------                 ----------

      Total from investment operations                        2.82                       2.34
                                                        ----------                 ----------


Less distributions to shareholders:
   From net investment income                                (0.31)                      0.00
   From net realized gains                                   (3.92)                      0.00
                                                        ----------                 ----------

      Total distributions                                    (4.23)                      0.00
                                                        ----------                 ----------
Net asset value, end of period                          $    18.58                 $    19.99
                                                        ==========                 ==========

Total Return (a)                                             15.07%                     13.26%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                    $1,543,655                 $ 1,370,535
   Net expenses to average daily net assets                  0.435%                     0.435%*
   Net investment income to average daily net
      assets                                                  1.41%                     1.670%*
   Portfolio turnover rate                                      71%                        60%
   Fees and expenses voluntarily waived or borne
      by the Manager consisted of the following         $     0.04                 $     0.01
      per share amount:

*   Annualized.
+   Computed using average shares outstanding throughout the period.
(a) Calculation excludes purchase premiums. The total return would have been lower had certain expenses not been waived during the period shown.

16             See accompanying notes to the financial statements.

GMO U.S. Core Fund
(A Series of GMO Trust)

Notes to Financial Statements
February 28, 1999
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO U.S. Core Fund (the "Fund"), formerly named the GMO Core Fund, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks a total return greater than that of the Standard & Poor's 500 Stock Index through investment of substantially all of its assets in common stocks chosen from the Wilshire 5000 Index and primarily in common stocks chosen from among the 1,200 companies with the largest equity capitalization whose securities are listed on a United States national securities exchange.

     Prior to January 9, 1998, the Fund offered three classes of shares: Class I, Class II, and Class III. Effective January 9, 1998, Class I shares ceased operations and all shares were exchanged for Class II shares. Additionally, Class IV commenced operations on January 9, 1998. The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.


     Futures contracts
     The Fund may purchase and sell futures contracts on the domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a specified price at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S.

GMO U.S. Core Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     government obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of February 28, 1999.


     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.


     Security lending
     The Fund may lend its securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At February 28, 1999, the Fund loaned securities having a market value of $193,295,995, collateralized by cash in the amount of $198,672,625, which was invested in short-term instruments.


     Swap agreements
     The Fund may enter into swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund also enters into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are

GMO U.S. Core Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in the price of the security or index underlying these transactions. See Note 6 for a summary of all open swap agreements as of February 28, 1999.


     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.


     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. The Fund declares separate dividends from net investment income on each class of shares.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for redemptions in-kind. Gains resulting from such in-kind transactions amounted to $24,453,818.

     The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 28, 1999. This reclassification has no impact on net investment income, realized gain/loss and net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

             Accumulated        Accumulated Undistributed
          Undistributed Net            Net Realized
          Investment Income                Gain              Paid-in Capital
        ---------------------  ---------------------------  -----------------
                  --                    $ 23,966,277           $ (23,966,277)

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

GMO U.S. Core Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.


     Allocation of operating activity
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.


     Purchases and redemptions of Fund shares
     The premium on cash purchases of Fund shares is .14% of the amount invested. All purchase premiums are paid to and recorded by the Fund as paid-in capital. This fee is allocated relative to each class' net assets on the share transaction date. Purchase premiums are included as part of each class' "shares sold", as summarized in Note 5. For the year ended February 28, 1999, the Fund received $413,382 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.


2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .525% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .22% for Class II shares, .15% for Class III shares, and .105% for Class IV shares.

     GMO agreed to waive a portion of its fee and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed .33% of average daily net assets.

     Effective March 1, 1999, GMO's contractual management fee was reduced to .33% of average daily net assets. GMO entered into a binding agreement effective until February 29, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceeds the management fee.

GMO U.S. Core Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the year ended February 28, 1999 was $33,918. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.



3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 28, 1999, aggregated $2,340,944,870 and $3,140,987,574, respectively.

     At February 28, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                              Gross Unrealized         Gross Unrealized          Net Unrealized
      Aggregate Cost            Appreciation             Depreciation             Appreciation
------------------------- ------------------------ ------------------------ ------------------------
     $ 2,957,677,077            $ 760,259,705            $ 147,360,354            $ 612,899,351



4.   Principal shareholder

     At February 28, 1999, 13.3% of the outstanding shares of the Fund were held by one shareholder.


5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including a class' portion of the purchase premiums received by the Fund, were as follows:

                                            Period from March 1, 1997 to
     Class I:                                     January 9, 1998
                                          ---------------------------------
                                             Shares             Amount
                                          --------------    ---------------
     Shares sold                                99,736     $     2,066,431
     Shares issued to shareholders
     in reinvestment of distributions          185,582           3,406,784
     Shares repurchased                       (737,826)        (13,039,457)
                                          ==============    ===============
     Net decrease                             (452,508)    $    (7,566,242)
                                          ==============    ===============

GMO U.S. Core Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

       Share transactions -- continued

                                                                                   Period from March 1, 1997 to
                                                                                    November 17, 1997 and from
                                                        Year Ended                      January 9, 1998 to
     Class II:                                      February 28, 1999                   February 28, 1998
                                             ---------------------------------   ---------------------------------
                                                  Shares            Amount          Shares            Amount
                                             ----------------  ---------------   --------------   ----------------
     Shares sold                                  1,137,984   $   23,036,514           848,657   $     15,209,664
     Shares issued to shareholders
       in reinvestment of distributions             394,655        7,372,964           715,803         13,252,065
     Shares repurchased                            (137,205)      (2,789,778)       (3,937,206)       (78,881,065)
                                             ----------------  ---------------   --------------   ----------------
     Net increase (decrease)                      1,395,434   $   27,619,700        (2,372,746)  $    (50,419,336)
                                             ================  ===============   ==============   ================


                                                        Year Ended                         Year Ended
     Class III:                                     February 28, 1999                   February 28, 1998
                                             ---------------------------------  ----------------------------------
                                                  Shares            Amount          Shares            Amount
                                             ----------------  ---------------  ---------------   ----------------
     Shares sold                                  7,724,323   $  155,828,896        24,696,860   $    486,032,574
     Shares issued to shareholders
       in reinvestment of distributions          23,463,193      440,891,297        51,611,877        948,323,899
     Shares repurchased                         (51,356,934)    (992,876,340)     (112,049,490)    (2,077,546,007)
                                             ----------------  ---------------  ---------------   ----------------
     Net decrease                               (20,169,418)  $ (396,156,147)      (35,740,753)  $   (643,189,534)
                                             ================  ===============  ===============   ================


                                                                                   Period from January 9, 1998
                                                        Year Ended                (commencement of operations)
     Class IV:                                      February 28, 1999                 to February 28, 1998
                                             ---------------------------------  ----------------------------------
                                                 Shares            Amount           Shares            Amount
                                             ----------------  ---------------  ---------------   ----------------
     Shares sold                                 22,393,827   $  428,114,213        68,811,049   $  1,222,405,143
     Shares issued to shareholders
       in reinvestment of distributions          14,303,391      268,384,348                --                 --
     Shares repurchased                         (22,187,638)    (439,236,358)         (237,768)        (4,612,697)
                                             ----------------  ---------------  ---------------   ----------------
     Net increase                                14,509,580   $  257,262,203        68,573,281   $  1,217,792,446
                                             ================  ===============  ===============   ================

GMO U.S. Core Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

6.   Financial instruments

     A summary of outstanding financial instruments at February 28, 1999 is as follows:

     Long futures contracts


      Number of                                                        Net Unrealized
      Contracts        Type       Expiration Date   Contract Value      Depreciation
     -----------  -------------- ----------------- ----------------  ------------------
            392      S&P 500        March 1999        $121,079,000      $(1,259,056)
            118    Russell 2000     March 1999          23,207,650          (97,825)
                                                                     ------------------
                                                                        $(1,356,881)
                                                                     ==================

     At February 28, 1999, the Fund has sufficient cash and/or securities to cover any commitments or margin on open futures contracts.


     Swap agreements

       Notional Amount      Expiration                                                Net Unrealized
      Fund/Counterparty        Date                    Description                     Depreciation
     -------------------   ------------  -----------------------------------------  -----------------
    $    13,170,695/         9/14/99     Agreement with Deutsche Bank AG dated     $    (1,956,784)
          9,908,972                      9/18/98 to pay (receive) the notional
                                         amount multiplied by the return on the
                                         Standard & Poor's 500 Index (including
                                         dividends) less the notional amount
                                         multiplied by 6 month LIBOR adjusted by
                                         a specified spread and to receive (pay)
                                         the counterparty's notional amount
                                         multiplied by the return on the Russell
                                         2000 Index (including dividends) less
                                         the counterparty's notional amount
                                         multiplied by 6 month LIBOR adjusted by
                                         a specified spread.

GMO U.S. Core Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Swap agreements -- continued


     Notional Amount      Expiration                                                Net Unrealized
    Fund/Counterparty        Date                     Description                    Depreciation
    -------------------   ------------  -----------------------------------------  -----------------
    $  109,020,037/         2/18/00     Agreement with Morgan Stanley Capital     $  (1,170,922)
       108,989,166                      Services, Inc. dated 2/18/99 to pay
                                        (receive) the notional amount
                                        multiplied by the return on the
                                        Standard & Poor's 500 Index (including
                                        dividends) less the notional amount
                                        multiplied by 3 month LIBOR adjusted by
                                        a specified spread and to receive (pay)
                                        the change in market value of a basket
                                        of selected securities (including
                                        dividends) less the counterparty's
                                        notional amount multiplied by 3 month
                                        LIBOR adjusted by a specified spread.

       101,511,704/         2/18/00     Agreement with Morgan Stanley Capital        (1,347,204)
       101,395,697                      Services, Inc. dated 2/18/99 to pay
                                        (receive) the notional amount
                                        multiplied by the return on the
                                        Standard & Poor's 500 Index (including
                                        dividends) less the notional amount
                                        multiplied by 3 month LIBOR adjusted by
                                        a specified spread and to receive (pay)
                                        the change in market value of a basket
                                        of selected securities (including
                                        dividends) less the counterparty's
                                        notional amount multiplied by 3 month
                                        LIBOR adjusted by a specified spread.

GMO U.S. Core Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Swap agreements -- continued

                                                                                    Net Unrealized
     Notional Amount      Expiration                                                 Appreciation
    Fund/Counterparty        Date                     Description                   (Depreciation)
    -------------------   ------------  -----------------------------------------  -----------------
   $   35,748,090/          2/18/00     Agreement with Morgan Stanley Capital     $      116,095
        35,748,113                      Services, Inc. dated 2/18/99 to pay
                                        (receive) the notional amount
                                        multiplied by the return on the
                                        Standard & Poor's 500 Index (including
                                        dividends) less the notional amount
                                        multiplied by 3 month LIBOR adjusted by
                                        a specified spread and to receive (pay)
                                        the counterparty's notional amount
                                        multiplied by the return on the Russell
                                        2000 Index (including dividends) less
                                        the counterparty's notional amount
                                        multiplied by 3 month LIBOR adjusted by
                                        a specified spread.

                                                                                   -----------------
                                                                                  $   (4,358,815)
                                                                                   =================

GMO U.S. Core Fund
(A Series of GMO Trust)

Federal Tax Information -- (Unaudited)
--------------------------------------------------------------------------------

     For the fiscal year ended February 28, 1999, all the Fund's distributions are from investment company taxable income, except that the Fund has designated 86.7% of distributions as net capital gain dividends.

GMO U.S. Core Fund
(A Series of GMO Trust)


--------------------------------------------------------------------------------

Portfolio Managers
------------------

Mr. R. Jeremy Grantham, Mr. Christopher Darnell and Mr. Robert Soucy are primarily responsible for the day-to-day management of the Fund's portfolio. Mssrs. Grantham and Darnell have each been portfolio managers at Grantham, Mayo, Van Otterloo & Co. LLC for more than fifteen years; Mr. Soucy for more than ten years.


Management Discussion and Analysis of Fund Performance
------------------------------------------------------

The Class III shares of the GMO U.S. Core Fund returned 15.0% for the fiscal year ended February 28, 1999, as compared to 19.7% for the S&P 500. Consistent with the Fund's investment objectives and policies, the Fund was invested substantially in common stocks throughout the period.

The Fund's underperformance for the period is attributed to its overweight in small-cap stocks, as well as its bias in favor of value stocks in the portfolio. Most of the relative performance shortfall came in the fourth quarter of 1998, when concerns over a global financial crisis evaporated and the U.S. market staged a remarkable rally. The Fund's value bias was counter-productive during this period.

Excluding the impact of swaps, return from sector selection was positive, exceeding the benchmark by over 200 basis points. However, the swaps, most of which are designed to give the portfolio exposure to small and small value stocks, more than offset positive sector selection. The Fund was also overweight electric utilities during the year, which appeared significantly undervalued relative to their historic levels. This positioning worked against the Fund during the year as electric utilities underperformed the S&P 500. These losses were partially offset by gains from the Fund's strategy of overweighting long distance telephone companies, including AT&T and MCI, which outperformed during the period.

The Fund's small underweight position in technology, the strongest performing S&P 500 sector during the period, detracted from performance. Also detracting from performance were the overweight positions in poor-performing industrial sectors, including auto/transportation and other energy stocks. Positive contributors to performance included an overweight position in retail stocks, which added over 100 basis points. Underweight positions in consumer staple stocks, particularly the beverage and soft drink industry, also added to performance as did the underweights in such industrial sectors as materials/processing and producer durable stocks.

Stock selection was disappointing for the fiscal year detracting 228 basis points. Stock selection was strong in certain industries, including retail and health care stocks. However, this was more than offset by weak selection among utility, financial and integrated oil stocks.

For the fiscal year, the momentum and fair value strategies were successful in adding value. The momentum strategy was especially powerful in the fourth quarter of 1998. The cash flow and neglect strategies, on the other hand, did not add value. We would expect these strategies to perform better in more difficult market conditions.

GMO U.S. Core Fund
(A Series of GMO Trust)


--------------------------------------------------------------------------------

Outlook
-------

Although the U.S. Core Fund's emphasis away from the largest capitalization stocks and overweight in small-cap issues was detrimental to performance in fiscal 1998, small-cap stocks appear on our valuation measures to be trading at extremely cheap levels relative to large-cap stocks. Therefore, we are maintaining the current positioning in the Fund with respect to market capitalization. Including the impact of swaps, the Core portfolio currently is underweight in the largest 50 stocks by 18%, and overweight in the smallest stocks by about 10%.

The Fund's focus on value stocks, which was also not productive in fiscal 1998, is also being maintained in the portfolio. The strength of the S&P 500, and especially of the largest capitalization stocks in the Index, has exceeded our expectations. However, in our view, should the bull market falter, the portfolio is well-positioned to add value relative to the benchmark. With a resumption of more normal market conditions, the portfolio is positioned to continue its pattern of long-term outperformance relative to the S&P 500.

The views expressed here are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC Management. They are not meant as investment advice.

           Comparison of Change in Value of a $10,000 Investment in GMO U.S. Core Fund Class III Shares and the S&P 500 Index
                            As of February 28, 1999

--------------------------------------------------------------------------------
                          Average Annual Total Return
--------------------------------------------------------------------------------
                                                                  Since
                1 Year          5 Year          10 Year         Inception
--------------------------------------------------------------------------------

Class III       14.9%           23.4%           19.1%             n/a
--------------------------------------------------------------------------------
                                                                 6/7/96
Class II*       14.8%            n/a             n/a              25.1%
--------------------------------------------------------------------------------
                                                                 1/9/98
Class IV        14.9%            n/a             n/a              26.1%
--------------------------------------------------------------------------------


                           [LINE GRAPH APPEARS HERE]

                               U.S. Core Fund-III
                               As of 2/28/99

                                Date                      GMO U.S. Core Fund                 S&P 500 Index
                                                          Class III Shares
                                  2/28/89                        9,986                           10,000
                                  3/31/89                       10,266                           10,233
                                  6/30/89                       11,062                           11,136
                                  9/30/89                       12,345                           12,329
                                 12/31/89                       12,582                           12,584
                                  3/31/90                       12,315                           12,206
                                  6/30/90                       13,064                           12,972
                                  9/30/90                       11,297                           11,189
                                 12/31/90                       12,413                           12,191
                                  3/31/91                       14,407                           13,963
                                  6/30/91                       14,183                           13,931
                                  9/30/91                       14,889                           14,676
                                 12/31/91                       16,123                           15,906
                                  3/31/92                       15,691                           15,507
                                  6/30/92                       16,176                           15,802
                                  9/30/92                       16,432                           16,301
                                 12/31/92                       17,080                           17,122
                                  3/31/93                       18,183                           17,870
                                  6/30/93                       18,591                           17,957
                                  9/30/93                       19,518                           18,420
                                 12/31/93                       19,860                           18,848
                                  3/31/94                       19,250                           18,132
                                  6/30/94                       19,289                           18,208
                                  9/30/94                       20,117                           19,099
                                 12/31/94                       20,330                           19,096
                                  3/31/95                       22,187                           20,955
                                  6/30/95                       24,616                           22,956
                                  9/30/95                       27,288                           24,780
                                 12/31/95                       29,123                           26,272
                                  3/31/96                       30,172                           27,682
                                  6/30/96                       31,184                           28,924
                                  9/30/96                       32,052                           29,818
                                 12/31/96                       34,252                           32,304
                                  3/31/97                       35,090                           33,170
                                  6/30/97                       40,789                           38,961
                                  9/30/97                       45,578                           41,879
                                 12/31/97                       46,273                           43,081
                                  3/31/98                       52,333                           49,090
                                  6/30/98                       53,409                           50,711
                                  9/30/98                       48,286                           45,666
                                 12/31/98                       57,698                           55,391
                                  2/28/99                       57,574                           55,914


Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on reinvested distributions. Each performance figure assumes purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of 14 bp on the purchase. Transaction fees are paid to the Fund to cover trading costs. Performance for Class IV and Class II shares may vary due to different shareholder service fees. Past performance is not indicative of future performance. Information is unaudited.
* Class II performance includes Class III performance for the period November 17, 1997 to January 9, 1998, during which no Class II shares were outstanding.

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)
Annual Report
February 28, 1999

Report of Independent Accountants

To the Trustees of GMO Trust and the Shareholders of GMO Currency Hedged International Bond Fund (A Series of GMO Trust)


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Currency Hedged International Bond Fund at February 28, 1999 and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
Boston, Massachusetts
April 22, 1999

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
February 28, 1999


         Par Value       Description                                                   Value ($)
-----------------------------------------------------------------------------------------------------
                         DEBT OBLIGATIONS -- 90.1%

                         Argentina -- 0.2%
USD       1,000,000      Republic of Argentina Par Bond,
                            Variable Rate, Step Up, 5.75%, due 3/31/23                        667,500
                                                                                       --------------

                         Australia -- 5.6%
GBP       8,700,000      Commonwealth Bank Australia Series EMTN, 8.13%, due 12/7/06       16,209,196
AUD       2,620,000      Queensland Treasury Corp, 8.00%, due 9/14/07                       1,867,005
                                                                                       --------------
                                                                                           18,076,201
                                                                                       --------------

                         Brazil -- 1.6%
USD      10,000,000      Brazil New Money Bond,
                            Variable Rate, 6 mo. LIBOR + .88%, 6.19%, due 4/15/09           5,231,250
                                                                                       --------------
                         Bulgaria -- 1.4%
USD      10,000,000      Bulgaria Discount Series B Interest Strips, Basket 2,
                            0.00%, due 1/28/10 - 7/28/24                                    1,000,000
USD      15,000,000      Bulgaria Discount Strips, 0.00%, due 7/28/24/(a)/                  3,055,977
USD       1,000,000      Bulgaria FLIRB Series B,
                            Variable Rate, Step Up, 3.00%, due 7/28/12                        595,000
                                                                                       --------------
                                                                                            4,650,977
                                                                                       --------------

                         Canada -- 6.2%
CAD       3,750,000      Government of Canada, 10.25%, due 3/15/14                          3,709,755
CAD       8,000,000      Government of Canada Real Return, 4.25%, due 12/1/21               5,918,940
CAD       5,000,000      Government of Canada Real Return, 4.25%, due 12/1/26               3,502,385
GBP       3,500,000      Province of Quebec, 8.62%, due 11/4/11                             6,806,337
                                                                                       --------------
                                                                                           19,937,417
                                                                                       --------------

                         Cayman Islands -- 5.6%
GBP       3,000,000      Chester Asset Receivables, Inc., Deal 2,
                            Variable Rate, 3 mo. GBP LIBOR + .10%, 6.54%, due 6/15/01       4,801,194
CAD       4,000,000      Government of Canada (Cayman), 7.25%, due 6/1/08                   2,917,522
USD       4,000,000      Great Point CBO Ltd. Series 98-1A Class A1, 144A,
                            Variable Rate, 6 mo. LIBOR + .30%, 5.71%, due 10/15/10          3,942,500
USD       6,650,000      Pemex Finance Ltd Series 1A Class A2, 144A, 6.30%,
                            due 5/15/10                                                     6,467,125
                                                                                       --------------
                                                                                           18,128,341
                                                                                       --------------

                         Chile -- 1.4%
USD       4,750,000      Banco Santander, 6.50%, due 11/1/05                                4,577,813
                                                                                       --------------



              See accompanying notes to the financial statements.              1

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


         Par Value       Description                                                   Value ($)
-------------------------------------------------------------------------------------------------------
                         Denmark -- 0.5%
DKK       9,680,000      Kingdom of Denmark Bullet, 8.00%, due 3/15/06                      1,750,761
                                                                                       --------------
                         Ecuador -- 0.1%
USD         551,418      Republic of Ecuador PDI (Registered), PIK,
                            Variable Rate, 6 mo. LIBOR + .81%, 6.00%, due 2/17/15             149,572
                                                                                       --------------
                         France -- 2.9%
FRF      21,000,000      Auxiliare Credit Foncier, 10.00%, due 4/20/01                      3,969,309
FRF      30,000,000      Auxiliare Credit Foncier, 6.25%, due 3/28/03                       5,451,537
                                                                                       --------------
                                                                                            9,420,846
                                                                                       --------------

                         Germany -- 1.1%
GBP       2,000,000      KFW International Finance, 10.63%, due 9/3/01                      3,585,276
                                                                                       --------------

                         Italy -- 5.2%
GBP       7,000,000      Republic of Italy, 10.50%, due 4/28/14                            16,870,342
                                                                                       --------------

                         Japan -- 6.5%
GBP       2,300,000      Export Import Bank of Japan, 10.75%, due 5/15/01                   4,065,956
GBP       3,000,000      Japan Finance Corp Municipal Enterprises, 9.13%, due 2/16/05       5,654,259
GBP       6,000,000      Kobe City, 9.50%, due 10/20/04                                    11,390,220
                                                                                       --------------
                                                                                           21,110,435
                                                                                       --------------

                         Jordan -- 0.2%
USD       1,000,000      Hashemite Kingdom of Jordan Par Bond,
                            Variable Rate, Step Up, 144A, 5.50%, due 12/23/23                 560,000
                                                                                       --------------

                         Mexico -- 3.5%
FRF      10,000,000      Mexico Par Bond, 6.63%, due 12/31/19                               1,301,213
CHF      22,000,000      Mexico Par Bond, 3.75%, due 12/31/19                               9,982,058
                                                                                       --------------
                                                                                           11,283,271
                                                                                       --------------

                         New Zealand -- 1.0%
NZD       6,200,000      New Zealand Index Linked Bond, 4.50%, due 2/15/16                  3,322,532
                                                                                       --------------

                         Nigeria -- 0.3%
USD       1,603,625      Central Bank of Nigeria Par Bond,
                            Variable Rate, Step Up, 6.25%, due 11/15/20                     1,018,302
                                                                                       --------------

                         Norway -- 0.6%
SEK      13,700,000      A/S Eksportfinans, 7.50%, due 8/16/01                              1,805,757
                                                                                       --------------


2             See accompanying notes to the financial statements.

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


         Par Value       Description                                                   Value ($)
-------------------------------------------------------------------------------------------------------
                         Russia -- 0.0%
USD         488,893      Russia Vnesheconombank IAN,
                            Variable Rate, 6 mo. LIBOR + .81%, 5.97%, due 12/15/15             48,889
                                                                                       --------------

                         Supra National -- 3.0%
AUD      16,100,000      European Bank for Reconstruction and Development, Zero
                            Coupon, due 2/10/28                                             1,661,684
CAD       2,700,000      European Investment Bank, 8.50%, due 8/30/05                       2,028,354
GBP       3,000,000      International Bank for Reconstruction and
                            Development, 11.50%, due 11/9/03                                6,079,590
                                                                                       --------------
                                                                                            9,769,628
                                                                                       --------------


                         Sweden -- 5.9%
SEK      35,000,000      Government of Sweden Index Linked Bond, 4.00%, due 12/1/20         4,621,347
SEK      73,200,000      Kingdom of Sweden, 6.00%, due 2/9/05                               9,836,361
SEK       6,100,000      Kingdom of Sweden, 6.50%, due 10/25/06                               851,341
SEK      24,800,000      Kingdom of Sweden, 8.00%, due 8/15/07                              3,797,915
                                                                                       --------------
                                                                                           19,106,964
                                                                                       --------------

                         United States -- 36.8%

                         Asset Backed Securities -- 29.9%
USD       4,000,000      American Express Credit Account Master Trust Series 98-1A,
                           Variable Rate, 1 mo. LIBOR + .09%, 5.03%, due 1/17/06            3,994,000
USD       7,500,000      BEA CBO Series 98-1A Class A2A, 6.72%, due 6/15/10                 7,233,984
USD       5,000,000      Chyps CBO Series 97-1A Class A2A, 144A, 6.72%, due 1/15/10         4,873,438
USD       5,000,000      CS First Boston Mortgage Securities Corp, Series
                            98-C1 Class A1B, 6.48%, due 5/17/08                             4,970,000
USD       1,500,000      Discover Card Master Trust I Series 94-2 Class A,
                            Variable Rate, 1 mo. LIBOR + .35%, 5.29%, due 10/16/04          1,508,250
USD      22,000,000      Discover Card Trust I Series 97-3 Class A,
                            Variable Rate, 1 mo. LIBOR + .13%, 5.07%, due 4/16/07          21,972,501
USD       5,000,000      Dreamworks Film Trust Series 1 Class A,
                            Variable Rate, 3 mo. LIBOR + .22%, 5.25%, due 10/15/06          4,975,000
USD       6,500,000      Health Care Receivables Securitization Program 96-1
                            Class A, 144A, 7.20%, due 7/01/00                               6,516,250
USD       5,000,000      MBNA Master Credit Card Trust Series 95-G Class A,
                            Variable Rate, 1 mo. LIBOR + .21%, 5.15%, due 10/15/02          5,007,500
USD       3,000,000      MBNA Master Credit Card Trust Series 95-J Class A,
                            Variable Rate, 1 mo. LIBOR + .23%, 5.17%, due 4/15/05           3,007,800
USD       4,000,000      MBNA Master Credit Card Trust Series 98-A Class A,
                            Variable Rate, 1 mo. LIBOR + .11%, 5.05%, due 8/15/05           3,993,750

              See accompanying notes to the financial statements.              3

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


         Par Value       Description                                                   Value ($)
-------------------------------------------------------------------------------------------------------
                         Asset Backed Securities -- continued
USD         104,925      New York City Tax Lien Series 96-1 Class B, 144A,
                            6.91%, due 5/25/05                                            105,417
USD       5,000,000      Prime Credit Card Master Trust Series 92-2 Class A2,
                            7.45%, due 11/15/02                                         5,030,000
USD       5,000,000      Rhyno CBO Delaware Corp Series 97-1 Class A-2, 144A,
                            Variable Rate, Step Up, 6.33%, due 9/15/09                  5,271,094
USD      10,000,000      SHYPPCO Finance Company Series B Class A-2B, 6.64%,
                            due 6/15/10                                                 9,790,000
USD       5,000,000      Student Loan Marketing Association Series 96-4 Class
                            A2, Variable Rate, 3 mo. U.S. Treasury Bill +
                            .64%, 5.14%, due 7/25/09                                    4,913,281
USD       3,465,000      TMS Auto Grantor Trust Series 96-1 Class CTFS,
                            7.10%, due 12/20/02                                         3,492,720
                                                                                   --------------
                                                                                       96,654,985
                                                                                   --------------
                         Corporate Debt -- 1.8%
SEK      44,000,000      Toyota Motor Credit, 7.50%, due 8/06/01                       5,742,718
                                                                                   --------------
                         U.S. Government -- 1.5%
USD      10,100,000      U.S. Treasury 0.00% Receipts, due 2/15/14/(a)/                3,893,614
USD       1,000,000      U.S. Treasury Inflation Indexed Note, 3.38%, due
                            1/15/07/(b)/                                                 997,704
                                                                                   --------------
                                                                                       4,891,318
                                                                                   --------------
                         U.S. Government Agency -- 3.6%
USD       5,000,000      Agency for International Development Floater
                            (Support of India), Variable Rate, 3 mo. LIBOR
                            + .10%, 5.07%, due 2/01/27                                 4,850,000
USD       2,166,667      Agency for International Development Floater
                            (Support of Zimbabwe) Variable Rate, 3 mo. U.S.
                            Treasury Bill x 115%, 4.94%, due 1/01/12                   2,058,334
USD       5,000,000      Federal Home Loan Bank,
                            Variable Rate, CPI + 3.15%, 4.75%, due
                            2/15/02/(b)/                                               4,842,500
                                                                                   --------------
                                                                                      11,750,834
                                                                                   --------------
                         Total United States                                         119,039,855
                                                                                   --------------
                         Venezuela -- 0.5%
USD         500,000      Republic of Venezuela, 9.25%, due 9/15/27                       283,750
USD       2,000,000      Republic of Venezuela Discount Bond Series A,
                            Variable Rate, 6 mo. LIBOR + .81%, 5.81%, due
                            3/31/20                                                    1,240,000
                                                                                   --------------
                                                                                       1,523,750
                                                                                   --------------

                         TOTAL DEBT OBLIGATIONS  (COST  $292,727,947)                291,635,679
                                                                                   --------------



4             See accompanying notes to the financial statements.

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


         Par Value       Description                                               Value ($)
-----------------------------------------------------------------------------------------------
                         LOAN ASSIGNMENTS -- 0.3%

                         Russia -- 0.3%
USD      15,750,278      Russia Vnesh Restructured Loan Agreements*                  1,122,207
                                                                                 --------------

                         TOTAL LOAN ASSIGNMENTS  (COST  $9,762,343)                  1,122,207
                                                                                 --------------
           Shares
         -----------

                         PREFERRED STOCKS -- 2.9%

                         United States-- 2.9%
             10,000      Bear Stearns Managed Income Securities Plus Fund,
                         13.27%                                                      9,330,730
                                                                                 --------------

                         TOTAL PREFERRED STOCKS  (COST  $9,778,893)                  9,330,730
                                                                                 --------------

      Principal Amount
      -----------------

                         CALL OPTIONS PURCHASED -- 0.5%

                         Options on Bonds -- 0.2%
SEK     332,000,000      Sweden Government Bond, Expires 4/27/99, Strike
                         110.114                                                       478,269
                                                                                 --------------

                         Options on Currency -- 0.3%
USD      22,000,000      Euro, Expires 4/06/99, Strike 1.15                            919,600
USD       8,600,000      Japanese Yen, Expires 4/16/99, Strike 122                     115,240
                                                                                 --------------
                                                                                     1,034,840
                                                                                 --------------

                         Options on Futures -- 0.0%
USD       3,230,000      Eurodollar, Expires 3/15/99, Strike 95                         32,300
                                                                                 --------------

                         TOTAL CALL OPTIONS PURCHASED
                         (Cost  $1,348,144)                                          1,545,409
                                                                                 --------------

                         PUT OPTIONS PURCHASED -- 0.0%

                         Options on Currency -- 0.0%
USD      22,000,000      Euro, Expires 4/06/99, Strike 1.20                                 --
USD       8,600,000      Japanese Yen, Expires 4/16/99, Strike 112.00                   71,380
                                                                                 --------------
                                                                                        71,380
                                                                                 --------------


              See accompanying notes to the financial statements.              5

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


Shares / Par Value       Description                                               Value ($)
-----------------------------------------------------------------------------------------------
                         TOTAL PUT OPTIONS PURCHASED
                          (COST  $354,100)                                              71,380
                                                                                 --------------

                         RIGHTS AND WARRANTS -- 0.0%

                         Mexico -- 0.0%
         16,414,000      United Mexican States Warrants, Expires 6/30/03**                  --
                                                                                 --------------

                         Nigeria -- 0.0%
              1,602      Central Bank of Nigeria Payment Adjusted Warrants,
                         Expires 11/15/20**                                                 --
                                                                                 --------------

                         Venezuela -- 0.0%
             14,280      Republic of Venezuela Recovery Warrants,
                         Expires 04/15/20**                                                 --
                                                                                 --------------

                         TOTAL RIGHTS AND WARRANTS  (COST  $0)                              --
                                                                                 --------------

                         SHORT-TERM INVESTMENTS -- 4.3%

                         Cash Equivalents -- 0.0%
USD           2,358      BankBoston Eurodollar Time Deposit, 5.005% due
                         4/30/99/(c)/                                                    2,358
                800      Merrimac Cash Fund Premium Class/(c)/                             800
                                                                                 --------------
                                                                                         3,158
                                                                                 --------------

                         Commercial Paper -- 4.3%
USD      13,809,000      Baker Hughes, 4.87%, due 3/01/99                           13,809,000
                                                                                 --------------

                         TOTAL SHORT-TERM INVESTMENTS
                          (COST  $13,812,158)                                       13,812,158
                                                                                 --------------

                         TOTAL INVESTMENTS-- 98.1%
                         (COST $327,783,585)                                       317,517,563

                         Other Assets and Liabilities (net) -- 1.9%                  6,193,737
                                                                                 --------------

                         TOTAL NET ASSETS -- 100%                                $ 323,711,300
                                                                                 ==============


6             See accompanying notes to the financial statements.

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999

                       Notes to the Schedule of Investments:

                       EMTN -- Euromarket Medium Term Note

                       FLIRB -- Front Loaded Interest Reduction Bond

                       IAN -- Interest Arrears Notes

                       PDI -- Past Due Interest

                       PIK -- Payment In Kind

                       CPI -- Consumer Price Index

                       144A -- Securities exempt from registration under Rule
                          144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       Variable and step up rates -- The rates shown on
                          variable and step up rate notes are the current interest rates at February 28, 1999, which are subject to change based on the terms of the security, including varying reset dates.


                       Currency Abbreviations:
                       AUD - Australian Dollar           GBP - British Pound
                       BEF - Belgian Franc               ITL - Italian Lira
                       CAD - Canadian Dollar             JPY - Japanese Yen
                       CHF - Swiss Franc                 NZD - New Zealand
                                                               Dollar
                       DKK - Danish Krone                SEK - Swedish Krona
                       EUR - Euro                        USD - United States
                                                               Dollar
                       FRF - French Franc

                       (a) Valued by management (Note 1).
                       (b) All or a portion of this security has been
                           segregated to cover margin requirements on open financial futures contracts.
                       (c) Represents investments of security lending
                           collateral (Note 1).
                       * Non-performing. Borrower not currently paying interest.
                       **  Non-income producing security.


              See accompanying notes to the financial statements.              7

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)


Statement of Assets and Liabilities -- February 28, 1999
-----------------------------------------------------------------------------------------------
Assets:
   Investments, at value (cost $327,783,585) (Note 1)                              $317,517,563
   Cash                                                                                   6,178
   Cash at interest on deposit at brokers (Note 1)                                    3,384,164
   Receivable for investments sold                                                    1,739,698
   Interest receivable                                                                4,532,302
   Receivable for variation margin on open futures contracts (Notes 1 and 6)             34,419
   Net receivable for open forward foreign currency contracts (Notes 1 and 6)           260,078
   Receivable for expenses waived or borne by Manager (Note 2)                           88,601
                                                                                   ------------

       Total assets                                                                 327,563,003
                                                                                   ------------
Liabilities:
   Payable upon return of securities loaned (Note 1)                                      3,158
   Written options outstanding, at value (premiums $1,186,284) (Notes 1 and 6)        1,029,420
   Payable for open swap contracts (Notes 1 and 6)                                    2,042,889
   Payable for Fund shares repurchased                                                  500,000
   Payable to affiliate for (Note 2):
      Management fee                                                                    137,808
      Shareholder service fee                                                            40,120
   Accrued expenses                                                                      98,308
                                                                                   ------------

       Total liabilities                                                              3,851,703
                                                                                   ------------

Net assets                                                                         $323,711,300
                                                                                   ============

Net assets consist of:
   Paid-in capital                                                                 $313,688,588
   Accumulated undistributed net investment income                                   19,566,701
   Accumulated undistributed net realized gain                                        3,345,278
   Net unrealized depreciation                                                      (12,889,267)
                                                                                   ------------
                                                                                   $323,711,300
                                                                                   ============

Net assets attributable to:
   Class III shares                                                                $323,711,300
                                                                                   ============
Shares outstanding:
   Class III                                                                         30,919,079
                                                                                   ============

Net asset value per share:
   Class III                                                                       $      10.47
                                                                                   ============

8             See accompanying notes to the financial statements.

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)


Statement of Operations -- Year Ended February 28, 1999
-----------------------------------------------------------------------------------------------
Investment Income:
   Interest (including securities lending income of $12,463)                        $24,408,225
   Dividends                                                                          1,327,000
                                                                                    -----------

       Total income                                                                  25,735,225
                                                                                    -----------
Expenses:
   Management fee (Note 2)                                                            1,920,646
   Custodian and transfer agent fees                                                    232,534
   Audit fees                                                                            67,346
   Legal fees                                                                             5,766
   Trustees fees (Note 2)                                                                 3,740
   Registration fees                                                                        126
   Miscellaneous                                                                          3,549
   Fees waived or borne by Manager (Note 2)                                          (1,273,399)
                                                                                    -----------
                                                                                        960,308
   Shareholder service fee (Note 2)
       Class III                                                                        576,196
                                                                                    -----------
       Net expenses                                                                   1,536,504
                                                                                    -----------

          Net investment income                                                      24,198,721
                                                                                    -----------

Realized and unrealized gain (loss):
   Net realized gain (loss) on:
       Investments                                                                    9,487,594
       Closed futures contracts                                                       7,573,216
       Closed swap contracts                                                         (1,427,896)
       Written options                                                                5,432,625
       Foreign currency, forward contracts and foreign currency related
       transactions                                                                 (13,772,824)
                                                                                    -----------

          Net realized gain                                                           7,292,715
                                                                                    -----------

   Change in net unrealized appreciation (depreciation) on:
       Investments                                                                  (16,272,656)
       Open futures contracts                                                          (570,868)
       Open swap contracts                                                           (1,452,602)
       Written options                                                                 (448,501)
       Foreign currency, forward contracts and foreign currency related
       transactions                                                                  (2,147,439)
                                                                                    -----------

          Net unrealized loss                                                       (20,892,066)
                                                                                    -----------

       Net realized and unrealized loss                                             (13,599,351)
                                                                                    -----------
Net increase in net assets resulting from operations                                $10,599,370
                                                                                    ===========

              See accompanying notes to the financial statements.              9

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                  Year Ended February 28,
                                                             -----------------------------------
                                                                  1999                1998
                                                             ---------------     ---------------
Increase (decrease) in net assets:
Operations:
   Net investment income                                      $24,198,721         $ 24,636,532
   Net realized gain                                            7,292,715           61,872,060
   Change in net unrealized appreciation (depreciation)       (20,892,066)         (34,536,133)
                                                             -------------        -------------
   Net increase in net assets resulting from operations        10,599,370           51,972,459
                                                             -------------        -------------

Distributions to shareholders from:
   Net investment income
       Class I                                                         --              (93,768)
       Class III                                               (6,307,979)         (22,677,467)
                                                             -------------        -------------
       Total distributions from net investment income          (6,307,979)         (22,771,235)
                                                             -------------        -------------
   Net realized gains
       Class I                                                         --             (232,835)
       Class III                                              (14,428,617)         (65,046,883)
                                                             -------------        -------------
       Total distributions from net realized gains            (14,428,617)         (65,279,718)
                                                             -------------        -------------

                                                              (20,736,596)         (88,050,953)
                                                             -------------        -------------
   Net share transactions: (Note 5)
       Class I                                                         --           (1,008,924)
       Class III                                               12,943,319         (112,148,597)
                                                             -------------        -------------
   Increase (decrease) in net assets resulting from net
      share transactions                                       12,943,319         (113,157,521)
                                                             -------------        -------------

      Total increase (decrease) in net assets                   2,806,093         (149,236,015)

Net assets:
   Beginning of period                                        320,905,207          470,141,222
                                                             -------------        -------------

   End of period (including accumulated undistributed net
      investment income of $19,566,701 and $2,799,507,
      respectively)                                          $323,711,300         $320,905,207
                                                             =============        =============

10                  See accompanying notes to the financial statements.

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class I share outstanding throughout each period)
--------------------------------------------------------------------------------


                                                      Period from            Period  from
                                                     March 1, 1997          January 2, 1997
                                                           to         (commencement of operations)
                                                    January 9, 1998       to  February 28, 1997
                                                    ----------------  ----------------------------
Net asset value, beginning of period                     $12.16                $11.75
                                                         -------               -------

Income from investment operations:
   Net investment income                                   0.69+                 0.11
   Net realized and unrealized gain                        0.90                  0.30
                                                         -------               -------

      Total from investment operations                     1.59                  0.41
                                                         -------               -------

Less distributions to shareholders:
   From net investment income                             (0.87)                   --
   From net realized gains                                (2.23)                   --
                                                         -------               -------

      Total distributions                                 (3.10)                   --
                                                         -------               -------
Net asset value, end of period                           $10.65(a)             $12.16
                                                         =======               =======

Total Return (b)                                          14.30%                 3.49%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                         --                $1,162
   Net expenses to average daily net assets                0.53%*                0.53%*
   Net investment income to average daily net
      assets                                               6.60%*                5.91%*
   Portfolio turnover rate                                  135%                   90%
   Fees and expenses voluntarily waived or borne
      by the Manager consisted of the following
      per share amounts:                                 $ 0.04                $ 0.01

*   Annualized.
+   Computed using average shares outstanding throughout the period.
(a) All Class I shares of the Fund were exchanged for Class III shares on January 9, 1998. Amount represents ending net asset value per share on January 9, 1998.
(b) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.

              See accompanying notes to the financial statements.             11

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                      Year Ended February 28/29,
                                         -----------------------------------------------------
                                            1999       1998       1997       1996      1995 +
                                            -----    ---------  ---------  ---------  ---------
Net asset value, beginning of period      $  10.66   $  12.16   $  10.92   $   9.99   $  10.00
                                          ---------  ---------  ---------  ---------  ---------


Income from investment operations:
   Net investment income                      0.74       0.88       0.66       1.05       0.24
   Net realized and unrealized gain
      (loss)                                 (0.39)      0.73       2.07       1.62      (0.09)
                                          --------   --------   --------   --------   --------

      Total from investment operations        0.35       1.61       2.73       2.67       0.15
                                          --------   --------   --------   --------   --------

Less distributions to shareholders:
   From net investment income                (0.16)     (0.88)     (0.60)     (1.04)     (0.16)
   From net realized gains                   (0.38)     (2.23)     (0.45)     (0.42)        --
   In excess of net realized gains              --         --      (0.44)     (0.28)        --
                                          --------   --------   --------   --------   --------

      Total distributions                    (0.54)     (3.11)     (1.49)     (1.74)     (0.16)
                                          --------   --------   --------   --------   --------
Net asset value, end of period            $  10.47   $  10.66   $  12.16   $  10.92   $   9.99
                                          ========   ========   ========   ========   ========

Total Return (a)                              3.20%     14.44%     25.57%     27.36%      1.49%

Ratios/Supplemental Data:
   Net assets, end of period (000's)      $323,711   $320,905   $468,979   $236,162   $238,664
   Net expenses to average daily net
     assets                                  0.40%      0.40%      0.40%      0.40%      0.40%*
   Net investment income to average
      daily net assets                        6.30%      6.50%      6.86%      8.54%      8.46%*
   Portfolio turnover rate                     116%       135%        90%        85%        64%
   Fees and expenses voluntarily
      waived or borne by the Manager
      consisted of the following per      $   0.04   $   0.05   $   0.03   $   0.03   $   0.01
      share amounts:

+ Period from September 30, 1994 (commencement of operations) to February 28, 1995.
*    Annualized.
(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.

12            See accompanying notes to the financial statements.

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements
February 28, 1999
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO Currency Hedged International Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks high total return by investing primarily in investment grade bonds denominated in various currencies including U.S. dollars and multicurrency units, while generally attempting to hedge substantially all of its foreign currency risk. The Fund generally seeks to provide a total return greater than that provided by the international fixed income securities market.

     Prior to January 9, 1998, the Fund offered three classes of shares: Class I, Class II and Class III. Effective January 9, 1998, Class I shares ceased operations and all shares were exchanged for Class III shares, and Class II shares ceased to be offered. The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Some fixed income securities and options thereon are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change any pricing source at any time. The Manager is kept informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has the power to override any price supplied by a source (by taking a price supplied by another source) because the Manager has other reasons to suspect that a price supplied may not be reliable.

     Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

     Certain investments in securities held by the Fund were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. At February 28, 1999, the total value of these securities represented 17% of net assets. Included in this total are U.S. Government backed securities and highly rated collateralized debt obligations that represent 13% of net assets at February 28, 1999

     Foreign currency translation
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     Futures contracts
     The Fund may use futures contracts to manage its exposure to the bond and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of February 28, 1999.

     Forward currency contracts
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of February 28, 1999.

     Options
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amounts paid on the transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying securities may be sold
     (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. See Note 6 for all open written option contracts as of February 28, 1999.

     The Fund may also purchase put and call options. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid.

     Loan agreements
     The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the governmental entities responsible for the repayment of the debt may be unable or unwilling to pay the principal and interest when due.

     Indexed securities
     The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

     Swap agreements
     The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to interest rates and credit risk. The Fund may enter into interest rate, total return and credit default swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Credit default swaps involve the payment of a specified rate based on the notional amount. The Fund receives payment upon a default of the underlying security. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral, which is paid by the counterparty. At February 28, 1999, $3,384,164 in cash has been set aside. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are recorded as interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. See Note 6 for a summary of open swap agreements as of February 28, 1999.

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     Security lending
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower fail financially. The Fund receives compensation for lending its securities. At February 28, 1999, the Fund loaned securities having a market value of $2,632, collateralized by cash in the amount of $3,158, which was invested in short-term instruments.

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions and redemptions in-kind. Gains resulting from such in-kind transactions amounted to $494,085.

     The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 28, 1999. This reclassification has no impact on net investment income, realized gain/loss and net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

               Accumulated                     Accumulated
            Undistributed Net               Undistributed Net
            Investment Income                 Realized Gain                Paid-in Capital
         ------------------------        -------------------------       ---------------------
              $(1,123,548)                       $825,655                      $297,893

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis, and is adjusted for the accretion of discounts. Dividend income is recorded on the ex-dividend date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income.

     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

     Purchases and redemptions of Fund shares
     The premium on cash purchases of Fund shares is .15% of the amount invested. The premium will be reduced by 50% with respect to any portion of a purchase that is offset by a corresponding redemption occurring on the same day. In addition, the purchase premium for the Fund will be reduced by 50% if the purchaser makes an in-kind purchase of Fund shares or if the purchase or redemption is part of a transfer from or to another Fund where the Manager is able to transfer securities among the Funds to effect the transaction. All purchase premiums are paid to and recorded by the Fund as paid-in capital. Purchase premiums are included as part of each class' "shares sold" as summarized in Note 5. For the year ended February 28, 1999, the Fund received $201,714 in purchase premiums. There is no premium for cash redemptions or reinvested distributions.

     Investment risk
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .50% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of .15% for Class III shares.

     GMO agreed to waive a portion of its fee and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed .25% of average daily net assets.

     Effective March 1, 1999, GMO's contractual management fee was reduced to .25% of average daily net assets. GMO entered into a binding agreement effective until February 29, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions and certain other transaction costs) exceed the management fee.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the year ended February 28, 1999, was $3,740. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.


3.   Purchases and sales of securities

     For the year ended February 28, 1999, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                         Purchases           Proceeds
                                                    ------------------  ---------------------
     U.S. Government securities                   $         7,751,100 $           13,081,136
     Investments (non-U.S. Government securities)         426,484,621            410,415,766

     At February 28, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                                  Gross Unrealized        Gross Unrealized        Net Unrealized
         Aggregate Cost             Appreciation            Depreciation           Depreciation
     ------------------------  -----------------------  ----------------------  --------------------
          $327,869,152               $7,078,034              $17,429,623            $10,351,589

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

4.   Principal shareholders

     At February 28, 1999, 82.2% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including a class' portion of the purchase premiums received by the Fund, were as follows:


                                                                             Period from March 1, 1997
                                                                                 to January 9, 1998
                                                                           -------------------------------
    Class I:                                                                  Shares            Amount
                                                                           ------------     --------------
    Shares sold                                                                 6,040    $        71,065
    Shares issued to shareholders in
      reinvestment of distributions                                            30,405            326,603
    Shares repurchased                                                       (132,046)        (1,406,592)
                                                                           ----------     --------------
    Net decrease                                                              (95,601)   $    (1,008,924)
                                                                           ==========     ==============

                                                 Year Ended                          Year Ended
                                              February 28, 1999                  February 28, 1998
                                        ------------------------------     -------------------------------
    Class III:                             Shares            Amount           Shares            Amount
                                        -------------    -------------     ------------     --------------
    Shares sold                          12,392,112   $    135,897,894      12,690,672   $    148,729,246
    Shares issued to shareholders in
      reinvestment of distributions       1,908,812         20,116,214       7,589,419        82,702,082
    Shares repurchased                  (13,476,925)      (143,070,789)    (28,743,588)     (343,579,925)
                                        -----------    ---------------     -----------    --------------
    Net increase (decrease)                 823,999   $     12,943,319      (8,463,497)  $  (112,148,597)
                                        ===========    ===============     ===========    ==============

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

6.   Financial instruments

     A summary of outstanding financial instruments at February 28, 1999 is as follows:

     Forward currency contracts
                                                                                           Net Unrealized
      Settlement                                                                            Appreciation
         Date          Deliver/Receive       Units of Currency            Value            (Depreciation)
     --------------    ----------------     ---------------------     ---------------    -------------------
         Buys

        4/20/99              AUD                       1,400,000   $         869,683  $           (35,138)
        5/05/99              CAD                      49,000,000          32,456,938             (283,613)
        4/13/99              JPY                     370,000,000           3,138,733               46,018
        3/02/99              NZD                       9,200,000           4,821,965              (70,305)
                                                                                         -------------------
                                                                                      $          (343,038)
                                                                                         ===================
         Sales

        4/20/99              AUD                       6,800,000   $       4,224,173  $            89,851
        5/05/99              CAD                       6,400,000           4,239,273               41,004
        5/13/99              EUR                      55,500,000          61,172,655              (86,580)
        4/27/99              GBP                      34,900,000          55,863,383              617,656
        4/13/99              JPY                   1,030,000,000           8,737,554              377,491
        3/02/99              NZD                       9,200,000           4,821,965              128,555
        6/03/99              NZD                       6,200,000           3,253,550                  830
                                                                                         -------------------
                                                                                      $         1,168,807
                                                                                         ===================

     Forward cross currency contracts

                                                                                           Net Unrealized
      Settlement                                                                            Appreciation
         Date           Deliver/Units of Currency         Receive/In Exchange For          (Depreciation)
     --------------    -----------------------------    -----------------------------    -------------------
        3/16/99          CHF             66,562,422       EUR              41,800,000   $        (101,477)
        3/09/99          EUR             46,385,484       SEK             412,899,019            (641,678)
        3/16/99          EUR             20,400,000       CHF              32,534,923              84,043
        3/09/99          SEK            596,026,735       EUR              66,200,000              93,421
                                                                                         -------------------
                                                                                        $        (565,691)
                                                                                         ===================

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Futures contracts

                                                                                               Net Unrealized
       Number of                                            Expiration         Contract         Appreciation
       Contracts                   Type                        Date              Value         (Depreciation)
     --------------  ----------------------------------  -----------------  ---------------   ----------------
         Buys

          145        Australian Government Bond 3 yr.       March 1999    $     10,699,016  $       (205,034)
          207        Canadian Government Bond 10 yr.        June 1999           17,002,935          (221,619)
          584        German Government Bond 10 yr.          March 1999          93,809,732        (1,259,890)
          45         Japanese Government Bond 10 yr.        June 1999           49,285,714           (48,338)
          14         Swiss Government Bond                  March 1999           1,254,793            12,183
          13         Swiss Government Bond                  June 1999            1,151,798            (2,724)
                                                                                              ----------------
                                                                                            $     (1,725,422)
                                                                                              ================


         Sales

           3         Australian Government Bond 10 yr.      March 1999    $        277,023  $          3,332
           1         Japanese Government Bond               March 1999           1,106,195              (429)
          110        Swedish Government Bond 10 yr.         March 1999          14,920,726           281,450
          149        U.K. Gilt                              June 1999           27,916,613           343,115
          302        U.S. Treasury Bond                     June 1999           34,654,500           377,895
                                                                                              ----------------
                                                                                            $      1,005,363
                                                                                              ================

     At February 28, 1999, the Fund has sufficient cash and/or securities to cover any margin requirements on open futures contracts.

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Written option transactions
                                               Puts                                 Calls

                               Principal Amount                      Principal Amount
                                 of Contracts                          of Contracts
                                (000's omitted)      Premiums         (000's omitted)       Premiums
                              ------------------  ---------------    -----------------   ---------------
     Outstanding, beginning
         of period                     249,100  $     5,746,705              139,100   $     5,859,350
     Options written                     8,600          541,284                8,600           645,000
     Options closed                    (41,600)        (470,080)             (41,600)         (468,000)
     Options exercised                      --               --              (97,500)       (5,391,350)
     Options expired                  (207,500)      (5,276,625)                  --                --
                              ----------------    -------------      ---------------     -------------
     Outstanding, end
         of period                       8,600  $       541,284                8,600   $       645,000
                              ================    =============      ===============     =============

     Summary of written options outstanding

                              Principal Amount
                                of Contracts                           Expiration
                               (000's omitted)    Exercise Price          Date               Value
                              ------------------  ---------------   ------------------   ---------------
     USD Call/JPY Put             8,600 USD         112.70 JPY          11/16/99       $        614,040

     USD Put/JPY Call             8,600 USD         112.70 JPY          11/16/99                415,380
                                                                                         --------------
                                                                                       $      1,029,420
                                                                                         ==============

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Swap agreements

           Notional                                                                               Net
            Amount          Expiration                                                        Unrealized
       Fund/Counterparty       Date                         Description                       Depreciation
    ----------------------- ------------  -------------------------------------------------  --------------
    Credit Default Swaps

     288,000,000,000 ITL      3/31/03     Agreement with Morgan Guaranty Trust Company     $     (167,259)
                                          dated 3/26/98 to pay .07% per year times the
                                          notional amount.  The Fund receives payment
                                          only upon a default event in Italy, the
                                          notional amount times the difference between
                                          the par value and the then-market value of
                                          Italy BTP, 6.00% due 11/01/07.

      6,036,000,000 BEF       3/31/03     Agreement with Morgan Guaranty Trust Company           (168,258)
                                          dated 3/26/98 to pay .07% per year times the
                                          notional amount.  The Fund receives payment
                                          only upon a default event in Belgium, the
                                          notional amount times the difference between
                                          the par value and the then-market value of
                                          Kingdom of Belgium, 5.75% due 3/28/08.

    Interest Rate Swaps

        27,300,000 CHF        6/05/05     Agreement with Morgan Guaranty Trust Company          (515,924)
                                          dated 6/03/98 to pay the notional amount
                                          multiplied by 3.245% and to receive the
                                          notional amount multiplied by 6 month Floating
                                          Rate Swiss LIBOR adjusted by a specified spread.

        23,700,000 CHF        6/10/05     Agreement with Credit Suisse Financial Products       (595,004)
                                          dated 6/08/98 to pay the notional amount
                                          multiplied by 3.2625% and to receive the
                                          notional amount multiplied by 6 month Floating
                                          Rate Swiss LIBOR adjusted by a specified spread.

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Swap agreements -- continued



        Notional Amount     Expiration                                                       Net Unrealized
       Fund/Counterparty       Date                         Description                       Depreciation
    ----------------------- ------------  ------------------------------------------------   --------------
        14,200,000 CHF        6/11/05     Agreement with Morgan Guaranty Trust Company    $     (393,142)
                                          dated 6/09/98 to pay the notional amount
                                          multiplied by 3.245% and to receive the
                                          notional amount multiplied by 6 month Floating
                                          Rate Swiss LIBOR adjusted by a specified
                                          spread.

        10,700,000 CHF        9/16/05     Agreement with Morgan Guaranty Trust Company          (203,302)
                                          dated 9/14/98 to pay the notional amount
                                          multiplied by 3.1175% and to receive the
                                          notional amount multiplied by 6 month Floating
                                          Rate Swiss LIBOR adjusted by a specified
                                          spread.

    Total Return Swap

        1,739,698 USD/        4/05/99     Agreement with Morgan Guaranty Trust Company                  -
        3,000,000 USD                     dated 2/26/99 to receive the notional amount
                                          multiplied by the change in market value
                                          (including accrued interest) of Brazil
                                          Discount ZL Floating Rate Note due
                                          4/15/24 and to pay initial market value
                                          multiplied by 1 month LIBOR adjusted
                                          by a specified spread.

                                                                                             --------------
                                                                                          $    (2,042,889)
                                                                                             ==============

     See Notes to the Schedule of Investments for definitions of currency abbreviations.

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Federal Tax Information -- (Unaudited)
--------------------------------------------------------------------------------

     For the fiscal year ended February 28, 1999, all the Fund's distributions are from investment company taxable income, except that the Fund has designated 33.08% of distributions as net capital gain dividends.

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)


--------------------------------------------------------------------------------


Portfolio Managers
------------------

Mr. William L. Nemerever and Mr. Thomas F. Cooper are primarily responsible for the day-to-day management of the Fund's portfolio. Each of these individuals has been a portfolio manager with Grantham, Mayo, Van Otterloo & Co. LLC since 1993.


Management Discussion and Analysis of Fund Performance
------------------------------------------------------

The Class III shares of the Currency Hedged International Bond Fund returned +3.2% for the fiscal year ended February 28, 1999, compared to +10.3% for the J.P. Morgan Non-U.S. Government Bond Index (Hedged). Consistent with the Fund's investment objectives and policies, the Fund was substantially invested in investment-grade, foreign and domestic fixed income instruments throughout the period.

The Fund underperformed the benchmark during the fiscal year by 7.1%. While bond market selection added value to the portfolio, currency, emerging and issue selection were negative and reduced portfolio return. The continued decline in short-term interest rates across the globe was beneficial for portfolio returns, especially in the fourth quarter of 1998. The portfolio's underweight position in Japanese bonds and overweight position in UK Gilts added value. However, several unanticipated developments resulted in the Fund's underperforming the benchmark during the fiscal year.

 .    The Russian decision to default on its domestic debt and devalue its currency reduced returns, given the Fund's exposure to emerging country debt.

 .    The collapse of Long-Term Capital Management prompted hedge funds and other investors to unwind short Japanese yen positions. The result was a 15 percent appreciation in the yen during the month of October, which negatively affected returns, given the Fund's underweight yen position.

 .    The portfolio's overweight position in British pounds also negatively affected returns while overweight positions in Canadian dollars and Swedish krona added value.

 .    In addition, the panic-driven flight to liquidity during the fourth quarter caused spreads to widen on the Fund's holdings of highly rated, but less liquid asset-backed securities, governments and agencies.


Outlook
-------

The Fund is structured to benefit from outperformance in the Australian, Canadian, Swedish, U.S. and emerging bond markets. We expect the Danish, Euro, Japanese and Swiss bond markets to underperform. Our strategy maintains a market duration in each country. Strong relative performance is expected from the Canadian dollar, Swedish krona and U.K. pound, while the Euro, Japanese yen and Swiss franc and U.S. dollar are expected to underperform.

The views expressed here are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC Management. They are not meant as investment advice.

           Comparison of Change in Value of a $10,000 Investment in GMO Currency Hedged International Bond Fund Class III Shares and the
               JP Morgan Non-U.S. Government Bond Index (Hedged)
                            As of February 28, 1999

                       --------------------------------
                          Average Annual Total Return
                       --------------------------------
                                            Since
                                          Inception
                           1 Year          9/30/94
             Class     --------------------------------
              III           3.0%            15.8%
                       --------------------------------


                           [LINE GRAPH APPEARS HERE]

                                                          J.P. Morgan Non-U.S.
               GMO Currency Hedged Int'l. Bond Fund      Government Bond Index
    Date                  Class III Shares                      (Hedged)
    ----       ------------------------------------      ---------------------
   1/31/94
   9/30/94                    9,985                              10,000
  12/31/94                    9,961                              10,162
   3/31/95                   10,265                              10,625
   6/30/95                   11,138                              11,126
   9/30/95                   11,933                              11,548
  12/31/95                   12,729                              12,045
   3/31/96                   13,024                              12,149
   6/30/96                   13,934                              12,482
   9/30/96                   14,819                              13,014
  12/31/96                   15,766                              13,524
   3/31/97                   16,019                              13,694
   6/30/97                   16,699                              14,151
   9/30/97                   17,782                              14,651
  12/31/97                   18,251                              15,046
   3/31/98                   18,895                              15,516
   6/30/98                   19,051                              15,872
   9/30/98                   19,284                              16,721
  12/31/98                   19,286                              16,872
   2/28/99                   19,140                              16,962

Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on reinvested distributions. Each performance figure assumes purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of 15 bp on the purchase. Transaction fees are paid to the Fund to cover trading costs. Past performance is not indicative of future performance. Information is unaudited.

GMO Domestic Bond Fund
(A Series of GMO Trust)
Annual Report
February 28, 1999

Report of Independent Accountants

To the Trustees of GMO Trust and the Shareholders of GMO Domestic Bond Fund (A Series of GMO Trust)


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Domestic Bond Fund at February 28, 1999 and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
Boston, Massachusetts
April 16, 1999

GMO Domestic Bond Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
February 28, 1999

Par Value       Description                                                    Value ($)
----------------------------------------------------------------------------------------------

                DEBT OBLIGATIONS -- 92.8%

                Asset Backed Securities -- 29.1%
$5,000,000      Augusta Funding Series 96-F2,
                   Variable Rate, 3 mo. LIBOR + .30%, 144A,
                   5.31%, due 4/15/06                                            4,940,601
11,887,168      Augusta Funding VI Series 96-A3, 144A, 7.38%, due 4/15/13       12,665,382
 1,229,562      Dilmun Capital Corp,
                   Variable Rate, 6 mo. LIBOR + .88%, 6.07%, due 11/15/03        1,229,538
 3,000,000      Great Point CBO Ltd. Series 98-1A Class A1, 144A,
                   Variable Rate, 6 mo. LIBOR + .30%, 5.71%, due 10/15/10        2,956,851
10,000,000      JC Penney Master Credit Card Trust Series E Class A,
                   5.50%, due 6/15/07(a)                                         9,793,726
   279,801      New York City Tax Lien Series 96-1 Class B, 144A, 6.91%,
                   due 5/25/05                                                     281,090
 5,000,000      Northstar CBO Ltd. Series 97-2 Class A2, 144A, 6.62%, due
                   7/15/09                                                       5,405,445
   960,058      Resolution Trust Corp 94-C1 Class A1,
                   Variable Rate, 1 mo. LIBOR + .45%, 5.45%, due 6/25/26           959,584
 5,000,000      Rhyno CBO Delaware Corp Series 97-1 Class A-2, 144A,
                   Variable Rate, Step Up, 6.33%, due 9/15/09                    5,271,070
 2,637,000      SMS Student Loan Trust 94-B Certificates,
                   Variable Rate, 1 mo. LIBOR + .75%, 5.67%, due 10/25/23        2,629,065
 4,932,000      SMS Student Loan Trust 95-A Certificates,
                   Variable Rate, 1 mo. LIBOR + .65%, 5.59%, due 4/25/25         4,880,190
     8,000      Society Student Loan Trust 93-A Class B,
                   Variable Rate, 1 mo. LIBOR + .75%, 5.39%, due 7/25/03             7,961
                                                                             -------------
                                                                                51,020,503
                                                                             -------------

                Corporate Debt -- 1.1%
 1,000,000      Banco Santander, 6.50%, due 11/01/05                               963,726
 1,000,000      Pemex Finance Ltd Series 1A Class A2,
                   144A, 6.30%, due  5/15/10                                       972,476
                                                                             -------------
                                                                                 1,936,202
                                                                             -------------

                Foreign Government Obligations -- 5.2%
25,000,000      Bulgaria Discount Strips due 7/28/24(b)                          5,093,271
20,000,000      Republic of Ecuador Discount Bond Series A Receipts, Zero
                   Coupon, due 2/28/25                                           3,945,031
                                                                             -------------
                                                                                 9,038,302
                                                                             -------------

                U.S. Government -- 0.3%
   517,245      U.S. Treasury Inflation Indexed Note, 3.38%, due
                   1/15/07(c)                                                      498,829
                                                                             -------------

              See accompanying notes to the financial statements.              1

GMO Domestic Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999

Par Value       Description                                                                       Value ($)
-------------------------------------------------------------------------------------------------------------
                U.S. Government Agency -- 57.1%
$10,000,000     Agency for International Development Floater (Support of India),
                  Variable Rate, 3 mo. LIBOR + .10%, 5.07%, due 2/01/27                            9,699,976
 8,000,000      Agency for International Development Floater (Support of Jamaica),
                  Variable Rate, 6 mo. LIBOR + .30%, 5.36%, due  12/01/14(a)                       7,919,976
 6,288,667      Agency for International Development Floater (Support of Jamaica),
                  Variable Rate, 6 mo. U.S. Treasury Bill + .75%, 5.35%, due 3/30/19               6,225,757
15,000,000      Agency for International Development Floater (Support of Morocco),
                  Variable Rate, 6 mo. LIBOR + .15%, 5.21%, due 10/29/26                          14,587,476
20,000,000      Agency for International Development Floater (Support of Morocco),
                  Variable Rate, 6 mo. LIBOR - .015%, 5.05%, due 2/01/25                          18,999,976
25,000,000      Agency for International Development Floater (Support of Portugal),
                  Variable Rate, 6 mo. LIBOR, 5.06%, due 1/01/21                                  24,249,976
 9,382,500      Agency for International Development Floater (Support of Sri Lanka),
                  Variable Rate, 6 mo. LIBOR + .20%, 5.26%, due 6/15/12                            9,288,651
 9,533,335      Agency for International Development Floater (Support of Zimbabwe),
                  Variable Rate, 3 mo. U.S. Treasury Bill x 115%, 4.94%, due 1/01/12               9,056,644
                                                                                               -------------
                                                                                                 100,028,432
                                                                                               -------------

                TOTAL DEBT OBLIGATIONS (COST $163,117,706)                                       162,522,268
                                                                                               -------------


  Shares        PREFERRED STOCKS -- 10.7%
---------
                Preferred Stocks -- 10.7%
    10,000      Bear Stearns Managed Income Securities Plus Fund 13.27%                            9,330,706
    10,000      Home Ownership Funding 2 Preferred 144A, 13.338%                                   9,323,826
                                                                                               -------------
                                                                                                  18,654,532
                                                                                               -------------

                TOTAL PREFERRED STOCKS (COST $19,698,328)                                         18,654,532
                                                                                               -------------

 Principal      CALL OPTIONS PURCHASED -- 0.0%
  Amount
-----------
                Options on Futures -- 0.0%
$1,107,500      Eurodollar, Expires 3/15/99, Strike 95                                                11,075
                                                                                               -------------

                TOTAL CALL OPTIONS PURCHASED
                (COST $22,490)                                                                        11,075
                                                                                               -------------

2              See accompanying notes to the financial statements.

GMO Domestic Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


Par Value       Description                                                    Value ($)
------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS -- 2.7%

                Commercial Paper -- 2.7%
$4,770,000      Baker Hughes, 4.87%, due 3/01/99                                 4,770,000
                                                                             -------------

                TOTAL SHORT-TERM INVESTMENTS
                (COST  $4,770,000)                                               4,770,000
                                                                             -------------

                TOTAL INVESTMENTS -- 106.2%
                (Cost $187,608,524)                                            185,957,875

                Other Assets and Liabilities (net) -- (6.2)%                   (10,887,205)
                                                                             -------------

                TOTAL NET ASSETS -- 100%                                     $ 175,070,670
                                                                             =============

                Notes to the Schedule of Investments:


                Variable rates -- The rates shown on variable notes are the current interest rates at February 28, 1999, which are subject to change based on the terms of the security, including varying reset dates.

                144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

            (a) All or a portion of this security has been segregated to cover collateral requirements on reverse repurchase agreements.
            (b) Valued by management (Note 1).
            (c) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts.



               See accompanying notes to the financial statements.            3

GMO Domestic Bond Fund
(A Series of GMO Trust)


Statement of Assets and Liabilities -- February 28, 1999
-------------------------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $187,608,524) (Note 1)                             $ 185,957,875
   Dividends and interest receivable                                                  1,631,241
   Receivable for open swap contracts (Notes 1 and 6)                                 5,029,278
   Receivable for expenses waived or borne by Manager (Note 2)                           25,352
                                                                                  -------------

       Total assets                                                                 192,643,746
                                                                                  -------------

Liabilities:
   Payable to affiliate for (Note 2):
      Management fee                                                                     35,061
      Shareholder service fee                                                            21,037
   Due to custodian                                                                     145,780
   Payable for reverse repurchase agreements (Notes 1 and 6)                         17,236,610
   Payable for variation margin on open futures contracts (Notes 1 and 6)                71,958
   Accrued expenses and other liabilities                                                62,630
                                                                                  -------------

       Total liabilities                                                             17,573,076
                                                                                  -------------

Net assets                                                                        $ 175,070,670
                                                                                  =============

Net assets consist of:
   Paid-in capital                                                                $ 175,082,832
   Accumulated undistributed net investment income                                    1,320,248
   Accumulated net realized loss                                                     (5,082,853)
   Net unrealized appreciation                                                        3,750,443
                                                                                  =============
                                                                                  $ 175,070,670
                                                                                  =============

Net assets attributable to:
   Class III shares                                                               $ 175,070,670
                                                                                  =============

Shares outstanding:
   Class III                                                                         18,150,835
                                                                                  =============

Net asset value per share:
   Class III                                                                      $        9.65
                                                                                  =============


4              See accompanying notes to the financial statements.

GMO Domestic Bond Fund
(A Series of GMO Trust)


Statement of Operations -- Year Ended February 28, 1999
--------------------------------------------------------------------------------------

Investment Income:
   Interest (including securities lending income of $5,983)               $ 14,591,343
   Dividends                                                                 2,994,250
                                                                          ------------

       Total income                                                         17,585,593
                                                                          ------------

Expenses:
   Management fee (Note 2)                                                     678,052
   Interest expense (Notes 1 and 6)                                             57,981
   Custodian and transfer agent fees                                            52,173
   Audit fees                                                                   43,198
   Registration fees                                                             4,798
   Legal fees                                                                    4,750
   Trustees fees (Note 2)                                                        2,921
   Miscellaneous                                                                 2,198
   Fees waived or borne by Manager (Note 2)                                   (516,760)
                                                                          ------------
                                                                               329,311
   Shareholder service fee (Note 2)
       Class III                                                               406,832
                                                                          ------------
       Net expenses                                                            736,143
                                                                          ------------

          Net investment income                                             16,849,450
                                                                          ------------

Realized and unrealized gain (loss):
   Net realized gain (loss) on:
       Investments                                                           5,322,232
       Closed futures contracts                                                209,042
       Closed swap contracts                                                (4,257,123)
                                                                          ------------

          Net realized gain                                                  1,274,151
                                                                          ------------

   Change in net unrealized appreciation (depreciation) on:
       Investments                                                          (8,552,936)
       Open futures contracts                                                  424,231
       Open swap contracts                                                   5,141,534
                                                                          ------------

          Net unrealized loss                                               (2,987,171)
                                                                          ------------

       Net realized and unrealized loss                                     (1,713,020)
                                                                          ------------

Net increase in net assets resulting from operations                      $ 15,136,430
                                                                          ============

              See accompanying notes to the financial statements.              5

GMO Domestic Bond Fund
(A Series of GMO Trust)


Statement of Changes in Net Assets
-------------------------------------------------------------------------------------------------------------------


                                                                                  Year Ended          Year Ended
                                                                                 February 28,        February 28,
                                                                                     1999                1998
                                                                                ---------------     ---------------
Increase (decrease) in net assets:
Operations:
   Net investment income                                                       $  16,849,450        $  32,189,416
   Net realized gain                                                               1,274,151           14,245,198
   Change in net unrealized appreciation (depreciation)                           (2,987,171)           9,064,186
                                                                               -------------        -------------
   Net increase in net assets resulting from operations                           15,136,430           55,498,800
                                                                               -------------        -------------

Distributions to shareholders from:
   Net investment income
       Class I                                                                            --             (206,797)
       Class III                                                                 (18,501,522)         (34,705,546)
                                                                               -------------        -------------
       Total distributions from net investment income                            (18,501,522)         (34,912,343)
                                                                               -------------        -------------
   Net realized gains
       Class I                                                                            --              (76,406)
       Class III                                                                  (4,552,278)         (10,245,112)
                                                                               -------------        -------------
       Total distributions from net realized gains                                (4,552,278)         (10,321,518)
                                                                               -------------        -------------
   In excess of net realized gains
       Class I                                                                             --                  --
       Class III                                                                  (5,488,875)                  --
                                                                               -------------        -------------
       Total distributions in excess of net realized gains                        (5,488,875)                  --
                                                                               -------------        -------------

                                                                                 (28,542,675)         (45,233,861)
                                                                               -------------        -------------
   Net share transactions: (Note 5)
       Class I                                                                            --           (3,679,073)
       Class III                                                                (242,933,466)        (149,668,125)
                                                                               -------------        -------------
   Decrease in net assets resulting from net share transactions                 (242,933,466)        (153,347,198)
                                                                               -------------        -------------

      Total decrease in net assets                                              (256,339,711)        (143,082,259)

Net assets:
   Beginning of period                                                           431,410,381          574,492,640
                                                                               -------------        -------------


   End of period (including accumulated undistributed net
      investment income of $1,320,248 and $2,980,545, respectively)            $ 175,070,670        $ 431,410,381
                                                                               =============        =============


6              See accompanying notes to the financial statements.

GMO Domestic Bond Fund
(A Series of GMO Trust)


Financial Highlights
(For a Class I share outstanding throughout each period)
-------------------------------------------------------------------------------------------------



                                                           Period from          Period from September 10, 1996
                                                          March 1, 1997          (commencement of operations)
                                                       to January 9, 1998            to February 28, 1997
                                                       ------------------       ------------------------------
Net asset value, beginning of period                          $10.16                        $10.01
                                                              ------                        ------

Income from investment operations:
   Net investment income                                        0.56+                         0.36
   Net realized and unrealized gain                             0.56                          0.13
                                                              ------                        ------

      Total from investment operations                          1.12                          0.49
                                                              ------                        ------

Less distributions to shareholders:
   From net investment income                                  (0.68)                        (0.29)
   From net realized gains                                     (0.27)                        (0.03)
   In excess of net realized gains                                --                         (0.02)
                                                              ------                        ------

      Total distributions                                      (0.95)                        (0.34)
                                                              ------                        ------
Net asset value, end of period                                $10.33(a)                     $10.16
                                                              ======                        ======

Total Return (b)                                               11.52%                         4.93%

Ratios/Supplemental Data:

   Net assets, end of period (000's)                              --                        $3,630
   Net expenses to average daily net assets                     0.38%*                        0.38%*
   Net investment income to average daily net assets            6.31%*                        5.83%*
   Portfolio turnover rate                                        59%                           25%
   Fees and expenses voluntarily waived or borne by the
      Manager consisted of the following per share amounts:   $ 0.02                        $ 0.01

*   Annualized.
+   Computed using average shares outstanding throughout the period.
(a) All Class I shares of the Fund were exchanged for Class III shares on January 9, 1998. Amount represents ending net asset value per share on January 9, 1998.
(b) The total returns would have been lower had certain expenses not been waived during the periods shown.



             See accompanying notes to the financial statements.              7

GMO Domestic Bond Fund
(A Series of GMO Trust)


Financial Highlights
(For a Class III share outstanding throughout each period)
------------------------------------------------------------------------------------------------------------------



                                                                          Year Ended February 28/29,
                                                             -----------------------------------------------------
                                                               1999       1998       1997       1996       1995*
                                                             ---------  ---------  ---------  ---------  ---------
Net asset value, beginning of period                         $   10.26  $   10.18  $   10.40  $   10.13  $   10.00
                                                             ---------  ---------  ---------  ---------  ---------

Income from investment operations:
   Net investment income                                          0.68       0.67       0.58       0.66       0.24
   Net realized and unrealized gain (loss)                       (0.15)      0.38      (0.09)      0.58       0.07
                                                             ---------  ---------  ---------  ---------  ---------

      Total from investment operations                            0.53       1.05       0.49       1.24       0.31
                                                             ---------  ---------  ---------  ---------  ---------

Less distributions to shareholders:
   From net investment income                                    (0.68)     (0.70)     (0.60)     (0.60)     (0.18)
   From net realized gains                                       (0.21)     (0.27)     (0.08)     (0.37)        --
   In excess of net realized gains                               (0.25)        --      (0.03)        --         --
                                                             ---------  ---------  ---------  ---------  ---------

      Total distributions                                        (1.14)     (0.97)     (0.71)     (0.97)     (0.18)
                                                             ---------  ---------  ---------  ---------  ---------
Net asset value, end of period                               $    9.65  $   10.26  $   10.18  $   10.40  $   10.13
                                                             =========  =========  =========  =========  =========

Total Return (a)                                                  5.03%     10.71%      4.93%     12.50%      3.16%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                         $ 175,071  $ 431,410  $ 570,862  $ 310,949  $ 209,377
   Net operating expenses to average daily net
      assets                                                      0.25%      0.25%      0.25%      0.25%      0.25%**
   Interest expense to average daily net assets                   0.02%        --         --         --         --
   Total net expenses to average daily net
      assets                                                      0.27%      0.25%      0.25%      0.25%      0.25%**
   Net investment income to average daily net
      assets                                                      6.21%      6.14%      6.15%      6.52%      6.96%**
   Portfolio turnover rate                                          17%        59%        25%        70%        65%
   Fees and expenses voluntarily waived or
      borne by the Manager consisted of the
      following per share amounts:                           $    0.02  $    0.02  $    0.02  $    0.01  $    0.01

* For the period from August 18, 1994 (commencement of operations) to February 28, 1995.

**   Annualized.

(a) The total returns would have been lower had certain expenses not been waived during the periods shown.


8              See accompanying notes to the financial statements.

GMO Domestic Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements
February 28, 1999
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO Domestic Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks high total return through investment in U.S. government securities and other investment grade bonds denominated in U.S. dollars while generally maintaining a portfolio duration of approximately four to six years (excluding short-term investments).

     Prior to January 9, 1998, the Fund offered three classes of shares: Class I, Class II and Class III. Effective January 9, 1998, Class I shares ceased operations and all shares were exchanged for Class III shares, and Class II shares ceased to be offered. The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully described in the Trust's prospectus.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation

     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     Some fixed income securities and options thereon are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change any pricing source at any time. The Manager is kept informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has the power to override any price supplied by a source (by taking a price supplied by another source) because the Manager has other reasons to suspect that a price supplied may not be reliable.

GMO Domestic Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

     Certain investments in securities held by the Fund were valued on the basis of a price provided by a principal market maker. The prices provided by principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. At February 28, 1999, the total value of these securities represented 81% of net assets. Included in this total are U.S. Government backed securities and highly rated collateralized debt obligations that represent 68% of net assets at February 28, 1999.

     Futures contracts
     The Fund may use futures contracts to manage its exposure to the bond markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instruments or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of February 28, 1999.

     Options
     The Fund may write call and put options on securities it owns or in which it may invest. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amounts paid on the transaction to determine the realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At February 28, 1999, the Fund had no written option contracts outstanding.

GMO Domestic Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults, the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     Reverse repurchase agreements
     The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government Securities or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. At February 28, 1999, the Fund had entered into reverse repurchase agreements having a market value of $17,236,610, collateralized by securities with a market value of $17,713,702. See Note 6 for a summary of open reverse repurchase agreements as of February 28, 1999.

     Indexed securities
     The Fund may also invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

     Security lending
     The Fund may lend its securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At February 28, 1999 there were no securities on loan.

GMO Domestic Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Swap agreements
     The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to interest rates. The Fund may enter into interest rate and total return swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are recorded as interest income. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. See Note 6 for a summary of the open swap agreement as of February 28, 1999.

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for redemptions in-kind. Gains resulting from such in-kind transactions amounted to $204,875.

     The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 28, 1999. This reclassification has no impact on net investment income, realized gain/loss and net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

GMO Domestic Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------


          Accumulated
       Undistributed Net       Accumulated Undistributed
       Investment Income           Net Realized Gain           Paid-in Capital
     ---------------------     -------------------------     -------------------
           $(8,225)                     $249,574                  $(241,349)

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. Dividend income is recorded on the ex-dividend date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income.

     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .25% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of .15% for Class III shares.

     GMO agreed to waive a portion of its fee and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed .10% of average daily net assets.

     Effective March 1, 1999, GMO's contractual management fee was reduced to .10% of average daily net assets. GMO entered into a binding agreement effective until February 29, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

GMO Domestic Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the year ended February 28, 1999, was $2,921. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   Purchases and sales of securities

     For the year ended February 28, 1999, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                  Purchases              Proceeds
                                             ------------------    -------------------
        U.S. Government securities          $       3,850,800     $       78,034,731
        Investments (non-U.S. Government           40,014,294            159,587,711
        securities)

     At February 28, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                        Gross Unrealized    Gross Unrealized    Net Unrealized
      Aggregate Cost      Appreciation        Depreciation       Depreciation
     ----------------  ------------------  ------------------  ----------------
       $187,608,524        $2,683,913          $4,334,562         $1,650,649

4.   Principal shareholders

     At February 28, 1999, 29% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:


                                               Period from March 1, 1997
                                                   to January 9, 1998
                                             --------------------------------
     Class I:                                    Shares           Amount
                                             --------------  ----------------
     Shares sold                                  46,389    $      476,298
     Shares issued to shareholders in
             reinvestment of distributions        27,963           283,203
     Shares repurchased                         (431,611)       (4,438,574)
                                             ==============  ================
     Net decrease                               (357,259)   $   (3,679,073)
                                             ==============  ================

GMO Domestic Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Share transactions -- continued

                                                      Year Ended                       Year Ended
                                                   February 28, 1999                February 28, 1998
                                           --------------------------------  --------------------------------
      Class III:                                Shares          Amount           Shares           Amount
                                           --------------  ----------------  --------------  ----------------
      Shares sold                             7,444,098    $   76,654,884      22,386,390    $  227,678,006
      Shares issued to shareholders in
          reinvestment of distributions       2,308,399        23,190,329       3,685,870        37,365,549
      Shares repurchased                    (33,636,371)     (342,778,679)    (40,102,345)     (414,711,680)
                                           ==============  ================  ==============  ================
      Net decrease                          (23,883,874)   $ (242,933,466)    (14,030,085)   $ (149,668,125)
                                           ==============  ================  ==============  ================

6.   Financial instruments

     A summary of outstanding financial instruments at February 28, 1999 is as follows:

     Short futures contracts

      Number of                                                                   Net Unrealized
      Contracts               Type            Expiration Date    Contract Value    Appreciation
     ------------- ------------------------- -----------------  ----------------- ----------------
         212       U.S. Treasury Note 5 Yr.      June 1999     $     23,525,375  $      175,559
         166       U.S. Treasury Note 10 Yr.     June 1999           19,048,500         195,765
          16       U.S. Treasury Bond            June 1999            1,935,500             490
                                                                                  ----------------
                                                                                 $      371,814
                                                                                  ================

     At February 28, 1999, the Fund has sufficient cash and/or securities to cover any commitments or margin on open futures contracts.

     Reverse repurchase agreements

     Face Value           Description                                                      Market Value
     ----------           -----------                                                      ------------
     $  7,610,450         Bear Stearns, 5.39%, dated 2/16/99, to be repurchased at        $    7,610,450
                          $7,642,329 on 3/16/99.

        9,626,160         Bear Stearns, 4.99%, dated 2/25/99, to be repurchased at             9,626,160
                          $9,744,912 on 5/25/99.
                                                                                           =============
                                                                                          $   17,236,610
                                                                                           =============

     Average balance outstanding........................................................  $    8,422,076
     Average interest rate..............................................................            5.87%
     Maximum balance outstanding........................................................  $   17,236,610
     Average shares outstanding.........................................................      18,747,025
     Average balance per share outstanding..............................................  $          .45

GMO Domestic Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

         Total return swap agreements

                                                                                          Net
                                                                                       Unrealized
        Notional       Expiration                                                     Appreciation
         Amount           Date                        Description                    (Depreciation)
     ---------------  -------------  ----------------------------------------------  ---------------
       $100,000,000     5/21/99      Agreement with Morgan Guaranty Trust Company   $   5,314,719
                                     dated 5/19/98 to receive the notional amount
                                     multiplied by the return on the Merrill
                                     Lynch Total Return U.S. Treasury Index and
                                     to pay the notional amount multiplied by 3
                                     month LIBOR adjusted by a specified spread.+

         25,000,000     11/12/00     Agreement with Morgan Guaranty Trust Company        (285,441)
                                     dated 11/09/98 to receive (pay) the notional
                                     amount multiplied by the return on the
                                     Lehman Aggregate Index and to pay the
                                     notional amount multiplied by 3 month LIBOR
                                     adjusted by a specified spread.+

                                                                                     ==============
                                                                                    $   5,029,278
                                                                                     ==============

     +This swap agreement is valued by management (Note 1).

GMO Domestic Bond Fund
(A Series of GMO Trust)

Federal Income Tax Information -- (Unaudited)
--------------------------------------------------------------------------------

     For the fiscal year ended February 28, 1999, all of the Fund's distributions are from investment company taxable income, except that the Fund has designated 15.73% of distributions as net capital gain dividends.

GMO Domestic Bond Fund
(A Series of GMO Trust)



--------------------------------------------------------------------------------


Portfolio Managers
------------------

Mr. William L. Nemerever and Mr. Thomas F. Cooper are primarily responsible for the day-to-day management of the Fund's portfolio. Each of these individuals has been a portfolio manager with Grantham, Mayo, Van Otterloo & Co. LLC since 1993.


Management Discussion and Analysis of Fund Performance
------------------------------------------------------

The Class III shares of the GMO Domestic Bond Fund returned 5.0% for the fiscal year ended February 28, 1999, as compared with the 6.6% return of the Lehman Brothers Government Bond Index. Consistent with the Fund's investment objectives and policies, the Fund was substantially invested in high-quality, domestic fixed income instruments throughout the period.

During the year, the majority of the Fund's assets were invested in U.S. agency and asset-backed securities. The flight to liquidity during the second half of 1998 in the aftermath of the Russian crisis and the failure of Long-Term Capital Management caused spreads to widen on many of these highly rated, but less liquid issues. Finally, the issues held in this Fund have short effective maturities.

At the fiscal year end approximately 29% of the Fund was invested in highly-rated, floating rate, asset-backed securities. These included issues backed by auto, truck, credit card and health care receivables. Also, approximately 57% of the Fund was invested in U.S. government agency issues that offer higher yields than similar maturity U.S. Treasury securities. The remainder of the Fund was split between sovereigns (6%) and corporates (6%) and cash equivalents (2%).

GMO expects the Fund to recoup losses experienced during the fiscal year either because spreads narrow or through the realization of higher yields on these high quality issues. The maturity exposure of the fund is managed to approximate that of the U.S. treasury market. As such, the Fund will remain exposed to capital changes resulting from shifts in U.S. interest rates.

The views expressed here are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC Management. They are not meant as investment advice.

           Comparison of Change in Value of a $10,000 Investment in
               GMO Domestic Bond Fund Class III Shares and the
                     Lehman Brothers Government Bond Index
                            As of February 28, 1999

                       --------------------------------
                          Average Annual Total Return
                       --------------------------------
                                            Since
                                          Inception
                           1 Year          8/18/94
             Class     --------------------------------
              III           5.0%             8.0%
                       --------------------------------


                           [LINE GRAPH APPEARS HERE]

                     GMO Domestic Bond Fund       Lehman Brothers Government
         Date            Class III Shares                 Bond Index
        -------        ----------------------       ------------------------
        1/31/94
        8/18/94               10,000                        10,000
        9/30/94                9,890                         9,927
       12/31/94                9,939                         9,962
        3/31/95               10,377                        10,431
        6/30/95               11,036                        11,078
        9/30/95               11,272                        11,275
       12/31/95               11,785                        11,790
        3/31/96               11,506                        11,523
        6/30/96               11,560                        11,578
        9/30/96               11,785                        11,773
       12/31/96               12,143                        12,116
        3/31/97               12,035                        12,018
        6/30/97               12,472                        12,435
        9/30/97               12,876                        12,852
       12/31/97               13,352                        13,278
        3/31/98               13,510                        13,478
        6/30/98               13,899                        13,834
        9/30/98               14,662                        14,599
       12/31/98               14,427                        14,586
        2/28/99               14,162                        14,322

Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on reinvested distributions. Each performance figure assumes purchase at the beginning and redemption at the end of the stated period. Past performance is not indicative of future performance. Information is unaudited.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Annual Report
February 28, 1999

Report of Independent Accountants

To the Trustees of GMO Trust and the Shareholders of GMO Emerging Country Debt Fund (A Series of GMO Trust)


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Emerging Country Debt Fund at February 28, 1999 and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
Boston, Massachusetts
April 22, 1999

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
February 28, 1999


          Par Value        Description                                             Value ($)
--------------------------------------------------------------------------------------------------
                           Debt Obligations -- 78.7%

                           Argentina -- 12.3%
ARP         4,400,000      Provincia Corrientes Series 1, PIK,
                              Variable Rate, 1 mo. Peso Deposit Rate, 2.69%,
                              due 4/01/09                                            1,342,537
ARP         2,500,000      Provincia Corrientes Series 2, PIK,
                              Variable Rate, 1 mo. Peso Deposit Rate, 2.69%,
                              due 4/01/09                                              762,805
ARP        15,000,000      Republic of Argentina, 8.75%, due 7/10/02                12,304,922
ARP        32,323,800      Republic of Argentina Bocon Pro 1, PIK,
                              Variable Rate, 1 mo. Peso Deposit Rate, 2.69%,
                              due 4/01/07                                           20,954,204
DEM         3,830,000      Republic of Argentina Discount Bond,
                              Variable Rate, 6 mo. DEM LIBOR + .81%, 4.50%,
                              due 3/31/23                                            1,332,854
USD         8,500,000      Republic of Argentina Discount Bond,
                              Variable Rate, 6 mo. LIBOR + .81%, 6.06%, due
                              3/31/23                                                5,971,250
USD        42,350,000      Republic of Argentina Par Bond,
                              Variable Rate, Step Up, 5.75%, due 3/31/23            28,268,625
USD         5,640,000      Republic of Argentina PDI (Global Bearer),
                              Variable Rate, 6 mo. LIBOR + .81%, 6.19%, due
                              3/31/05                                                4,624,800
USD         2,585,000      Republic of Argentina PDI (Global Registered),
                              Variable Rate, 6 mo. LIBOR + .81%, 6.19%, due
                              3/31/05                                                2,119,700
ARP        35,134,370      Republic of Argentina Pro 1 Co-Participation
                              Rights, Variable Rate, 1 mo. Peso Deposit Rate,
                              2.69%, due 4/01/07                                    17,665,601
                                                                                 --------------
                                                                                    95,347,298
                                                                                 --------------

                           Bosnia & Herzegovina -- 0.3%
DEM        25,244,000      Bosnia & Herzegovina Series A, Step Up, 2.00%, due
                              12/11/17                                               1,842,017
DEM        12,335,000      Bosnia & Herzegovina Series B, Zero Coupon, due
                              12/11/17**                                               138,472
                                                                                 --------------
                                                                                     1,980,489
                                                                                 --------------

                           Brazil -- 9.6%
USD           297,742      Brazil Capitalization Bond, PIK, 8.00%, due 4/15/14         169,154
USD         6,500,000      Brazil DCB (Bearer),
                              Variable Rate, 6 mo. LIBOR + .88%, 6.19%, due          3,120,000
                              4/15/12
USD           525,000      Brazil Discount ZL Bond,
                              Variable Rate, 6 mo. LIBOR + .81%, 6.13%, due
                              4/15/24                                                  292,031
USD         4,000,000      Brazil FLIRB (Bearer),
                                Variable Rate, Step Up, 5.00%, due 4/15/09           1,760,000
USD        32,320,000      Brazil FLIRB (Registered),
                              Variable Rate, Step Up, 5.00%, due 4/15/09            14,220,800
USD        12,551,055      Brazil MYDFA Trust Certificates,
                              Variable Rate, 6 mo. LIBOR + .81%, 6.25%, due
                              9/15/07                                                6,808,947



              See accompanying notes to the financial statements.             1

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


          Par Value        Description                                             Value ($)
--------------------------------------------------------------------------------------------------
                           Brazil -- continued
USD        91,000,000      Brazil New Money Bond,
                              Variable Rate, 6 mo. LIBOR + .88%, 6.19%, due
                              4/15/09                                               47,604,376
                                                                                 -------------
                                                                                    73,975,308
                                                                                 -------------

                           Bulgaria -- 4.3%
USD         4,750,000      Bulgaria Discount Bond Series A,
                              Variable Rate, 6 mo. LIBOR + .81%, 5.88%, due
                              7/28/24                                                3,313,125
USD           551,707      Bulgaria Discount Bond Series B,
                              Variable Rate, 6 mo. LIBOR + 1.31%, 6.38%, due
                              7/28/24                                                  384,816
USD        18,000,000      Bulgaria Discount Series B Interest Strips, Basket
                              2, 0.00%, due 1/28/10 - 7/28/24                        1,800,000
USD         7,033,687      Bulgaria FLIRB (Global Bearer), Series A,
                              Variable Rate, Step Up, 2.50%, due 7/28/12             4,185,044
USD         1,000,000      Bulgaria FLIRB (Global Registered), Series A,
                              Variable Rate, Step Up, 2.50%, due 7/28/12               595,000
USD        37,644,572      Bulgaria FLIRB Series B,
                              Variable Rate, Step Up, 3.00%, due 7/28/12            22,398,520
USD         5,000,000      Bulgaria Par Bond, Series B Strips, Tranche B,
                              0.00%, due 7/28/24                                       585,000
                                                                                 -------------
                                                                                    33,261,505
                                                                                 -------------

                           Costa Rica -- 0.2%
USD           501,584      Central Bank of Costa Rica Interest Series A,
                              Variable Rate, 3 mo. LIBOR + .81%, 6.21%, due
                              5/21/05                                                  446,410
USD           346,632      Central Bank of Costa Rica Interest Series B,
                              Variable Rate, 3 mo. LIBOR + .81%, 6.21%, due
                              5/21/05                                                  308,502
USD         1,000,000      Central Bank of Costa Rica Principal Bond Series
                              A, 6.25%, due 5/21/10                                    790,000
                                                                                 -------------
                                                                                     1,544,912
                                                                                 -------------
                           Dominican Republic -- 1.1%
USD        15,957,000      Dominican Republic Discount Bond,
                              Variable Rate, 6 mo. LIBOR + .81%, 6.06%, due
                              8/30/24                                                8,776,350
                                                                                 -------------
                           Ecuador -- 5.9%
USD         4,000,000      Republic of Ecuador (Global Bearer),
                              Variable Rate, 6 mo. LIBOR + .81%, 6.00%, due
                              12/21/04                                               1,900,000
USD        43,465,000      Republic of Ecuador Discount Bond (Global
                              Registered), Variable Rate, 6 mo. LIBOR + .81%,
                              6.00%, due 2/28/25                                    19,559,250
USD        14,000,000      Republic of Ecuador Par Bond,
                              Variable Rate, Step Up, 3.50%, due 2/28/25             5,460,000
USD        26,131,918      Republic of Ecuador PDI (Global Bearer
                              Capitalization Bond), PIK, Variable Rate, 6 mo.
                              LIBOR + .81%, 6.63%, due 2/27/15                       7,088,283



2                  See accompanying notes to financial statements.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


          Par Value        Description                                             Value ($)
--------------------------------------------------------------------------------------------------
                           Ecuador -- continued
USD        43,206,306      Republic of Ecuador PDI (Registered), PIK,
                              Variable Rate, 6 mo. LIBOR + .81%, 3.25%, due
                              2/27/15                                               11,719,710
                                                                                 -------------
                                                                                    45,727,243
                                                                                 -------------
                           Ivory Coast -- 4.2%
FRF        25,000,000      Ivory Coast Discount Bond,
                              Variable Rate, Step Up, 3.00%, due 3/31/28             1,338,868
FRF       528,720,000      Ivory Coast FLIRB,
                              Variable Rate, Step Up, 2.00%, due 3/29/18            18,582,019
FRF       267,029,875      Ivory Coast PDI,
                              Variable Rate, Step Up, 1.90%, due 3/29/18            12,960,021
                                                                                 -------------
                                                                                    32,880,908
                                                                                 -------------
                           Jordan -- 3.7%
USD         4,530,215      Hashemite Kingdom of Jordan Par Bond,
                              Variable Rate, Step Up, 5.50%, due 12/23/23            2,491,618
USD        31,250,000      Hashemite Kingdom of Jordan Par Bond,
                              Variable Rate, Step Up, 144A, 5.50%, due
                              12/23/23                                              17,500,000
USD         9,578,948      Hashemite Kingdom of Jordan PDI,
                              Variable Rate, 6 mo. LIBOR + .81%, 6.00%, due
                              12/23/05                                               8,333,685
                                                                                 -------------
                                                                                    28,325,303
                                                                                 -------------

                           Macedonia -- 1.0%
USD        22,890,020      Macedonia Capitalization Bond, PIK,
                              Variable Rate, 6 mo. LIBOR + .81%, 3.50%, due
                              7/02/12                                                8,011,507
                                                                                 -------------

                           Mexico -- 16.0%
USD            19,000      Mexico Discount Bond Series A,
                              Variable Rate, 6 mo. LIBOR + .81%, 6.12%, due
                              12/31/19                                                  14,583
USD        26,500,000      Mexico Discount Bond Series D,
                              Variable Rate, 6 mo. LIBOR + .81%, 6.10%, due
                              12/31/19                                              21,431,875
DEM        30,000,000      Mexico Discount Bond,
                              Variable Rate, 6 mo. DEM LIBOR + .81%, 4.06%, due
                              12/31/19                                              11,934,561
FRF       335,250,000      Mexico Par Bond, 6.63%, due 12/31/19                     43,623,153
CHF        72,000,000      Mexico Par Bond, 3.75%, due 12/31/19                     32,668,553
USD         3,000,000      Mexico Par Bond, Series A, 6.25%, due 12/31/19            2,242,500
USD        15,659,000      Mexico Par Bond, Series B, 6.25%, due 12/31/19           11,697,073
                                                                                 -------------
                                                                                   123,612,298
                                                                                 -------------

                           Nigeria -- 3.7%
USD        44,814,575      Central Bank of Nigeria Par Bond,
                              Variable Rate, Step Up, 6.25%, due 11/15/20           28,457,252
                                                                                 -------------


                See accompanying notes to financial statements.               3

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


          Par Value        Description                                             Value ($)
--------------------------------------------------------------------------------------------------
                           Peru -- 1.7%
USD         7,775,000      Peru FLIRB,
                              Variable Rate, Step Up, 3.25%, due 3/07/17             4,159,625
USD         5,150,000      Peru FLIRB,
                              Variable Rate, Step Up, 144A, 3.25%, due 3/07/17       2,755,250
USD         9,000,000      Peru Par Bond,
                              Variable Rate, Step Up, 3.00%, due 3/07/27             4,140,000
USD         3,200,000      Peru PDI,
                              Variable Rate, Step Up, 4.00%, due 3/07/17             1,884,000
                                                                                 -------------
                                                                                    12,938,875
                                                                                 -------------

                           Russia -- 0.2%
RUB       107,450,000      Russia Federal Loan Bond Series 25018, 14.00%, due
                              9/12/01                                                  232,525
RUB        39,463,513      Russia Federal Loan Bond Series 25021, 15.00%, due
                              1/17/01                                                   85,400
USD         9,623,679      Russia Vnesheconombank IAN,
                              Variable Rate, 6 mo. LIBOR + .81%, 5.97%, due
                              12/15/15                                                 962,368
                                                                                 -------------
                                                                                     1,280,293
                                                                                 -------------

                           South Korea -- 0.7%
USD         6,000,000      Export Import Bank of Korea, 7.10%, due 3/15/07           5,784,828
                                                                                 -------------

                           Supra National -- 0.8%
ZAR       250,000,000      International Bank for Reconstruction and
                              Development, Zero Coupon, due 5/14/12                  6,521,388
                                                                                 -------------

                           Tunisia -- 0.7%
JPY       200,000,000      Banque Centrale De Tunisie, 4.35%, due 8/15/17            1,078,803
JPY       800,000,000      Banque National Development Touristique, 4.75%,
                              due 6/09/17                                            4,652,339
                                                                                 -------------
                                                                                     5,731,142
                                                                                 -------------

                           United States -- 4.9%

                           Asset Backed Securities -- 3.6%
USD         2,299,254      Americredit Automobile Receivables Trust 97-C
                              Class A2,
                              Variable Rate, 1 mo. LIBOR + .10%, 5.04%, due
                              3/05/01                                                2,298,105
USD         6,000,000      Chase Credit Card Master Trust 98-6 Class A,
                              Variable Rate, 1 mo. LIBOR + .26%, 5.20%, due
                              9/15/04                                                6,015,000
USD        15,000,000      Dreamworks Film Trust Series 1 Class A,
                              Variable Rate, 3 mo. LIBOR + .22%, 5.25%, due
                              10/15/06                                              14,925,000
USD         5,000,000      SHYPPCO Finance Company Series B Class A-2B,
                              6.64%, due 6/15/10                                     4,895,000
                                                                                 -------------
                                                                                    28,133,105
                                                                                 -------------

4                       See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


          Par Value        Description                                             Value ($)
--------------------------------------------------------------------------------------------------
                           U.S. Government Agency -- 1.3%
USD         1,166,750      Agency for International Development Floater (Support
                              of C.A.B.E.I.),
                              Variable Rate, 6 mo. U.S. Treasury Bill + .40%,
                              5.00%, due 10/01/12                                    1,120,080
USD         9,000,000      Federal Home Loan Bank,
                              Variable Rate, CPI + 3.15%, 4.75%, due
                              2/15/02(a)                                             8,716,500
                                                                                 -------------
                                                                                     9,836,580
                                                                                 -------------
                           Total United States                                      37,969,685
                                                                                 -------------
                           Venezuela -- 6.5%
USD         1,856,569      Republic of Venezuela DCB DL Odd Lot,
                              Variable Rate, 6 mo. LIBOR + .88%, 5.94%, due
                              12/18/07                                               1,153,733
USD         1,236,860      Republic of Venezuela DCB IL Odd Lot,
                              Variable Rate, 6 mo. LIBOR + .88%, 5.94%, due
                              12/18/08                                                 760,341
USD        13,391,251      Republic of Venezuela DCB IL,
                              Variable Rate, 6 mo. LIBOR + .88%, 5.94%, due
                              12/18/08                                               8,084,968
USD         5,000,000      Republic of Venezuela Discount Bond Series A,
                              Variable Rate, 6 mo. LIBOR + .81%, 5.81%, due
                              3/31/20                                                3,100,000
USD           206,428      Republic of Venezuela FLIRB Series A,
                              Variable Rate, 6.13%, due 3/31/07                        115,470
USD        13,761,840      Republic of Venezuela FLIRB Series A,
                              Variable Rate, 6 mo. LIBOR + .88%, 6.13%, due
                              3/31/07                                                8,394,722
USD           305,999      Republic of Venezuela FLIRB Series B Odd Lot,
                              Variable Rate, 6 mo. LIBOR + .88%, 6.13%, due
                              3/31/07                                                  183,599
CHF        32,380,800      Republic of Venezuela FLIRB,
                              Variable Rate, 6 mo. CHF LIBOR + .88%, 2.50%, due
                              3/31/07                                               12,513,455
USD        17,398,538      Republic of Venezuela New Money Bond Series A,
                              Variable Rate, 6 mo. LIBOR + 1%, 6.06%, due
                              12/18/05                                              10,613,107
USD           990,295      Republic of Venezuela New Money Bond Series B Odd
                              Lot, Variable Rate, 6 mo. LIBOR + .88%, 6.06%,
                              due 12/18/05                                             604,081
FRF        39,175,000      Republic of Venezuela Par Bond, 7.71%, due 3/31/20        4,581,194
                                                                                 -------------
                                                                                    50,104,670
                                                                                 -------------
                           Vietnam -- 0.9%
USD         3,000,000      Vietnam Discount Bond,
                              Variable Rate, 6 mo. LIBOR + .81%, 6.44%, due          1,260,000
                              3/13/28
USD         8,000,000      Vietnam Par Bond,
                              Variable Rate, Step Up, 3.00%, due 3/12/28             2,080,000
USD        12,591,000      Vietnam PDI,
                              Variable Rate, Step Up, 3.00%, due 3/14/16             3,462,525
                                                                                 -------------
                                                                                     6,802,525
                                                                                 -------------

                           TOTAL DEBT OBLIGATIONS (COST  $678,545,652)             609,033,779
                                                                                 -------------


                See accompanying notes to the financial statements.            5

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


          Par Value        Description                                             Value ($)
--------------------------------------------------------------------------------------------------
                           LOAN ASSIGNMENTS -- 8.5%

                           Algeria -- 3.9%
JPY       376,793,704      Algeria Tranche 1, JPY 6 mo. LIBOR + .8125%,
                              (1.4375%)                                              1,047,972
USD         3,600,000      Algeria Tranche 2, 6 mo. LIBOR + .8125%, (6.375%)         1,764,000
JPY     8,731,773,548      Algeria Tranche 3 Loan, JPY 6 mo. LIBOR + .8125%,
                              (1.4375%)                                             22,077,809
FRF        90,564,324      Algeria Tranche 3, FRF 6 mo. LIBOR + .81%,
                              (4.4375%)                                              5,304,849
                                                                                 -------------
                                                                                    30,194,630
                                                                                 -------------

                           Cameroon -- 0.1%
FRF        18,396,841      Republic of Cameroon Tranche B*                             431,042
                                                                                 -------------
                                                                                       431,042
                                                                                 -------------

                           Congo Republic -- 0.7%
FRF       102,097,964      Republic of Congo Loan Agreement*                         3,075,654
EUR         8,195,761      Republic of Congo Loan Agreement*                         1,619,515
USD         4,179,127      Republic of Congo Loan Agreement*                           794,034
                                                                                 -------------
                                                                                     5,489,203
                                                                                 -------------

                           Russia -- 3.7%
EUR         5,000,000      International Bank for Economic Cooperation Loan
                              Agreement*                                               439,120
USD       396,440,310      Russia Vnesh Restructured Loan Agreements*               28,246,372
                                                                                 -------------
                                                                                    28,685,492
                                                                                 -------------

                           United States -- 0.0%
DEM         5,208,190      Russia Vnesheconombank Foreign Trade Obligation*            149,821
                                                                                 -------------
                                                                                       149,821
                                                                                 -------------

                           Yugoslavia -- 0.1%
USD         1,400,368      Yugoslavia New Financing Agreement Tranche A*               434,114
USD         1,499,573      Yugoslavia New Financing Agreement Tranche C*               464,868
                                                                                 -------------
                                                                                       898,982
                                                                                 -------------
                           TOTAL LOAN ASSIGNMENTS
                           (COST $234,265,304)                                      65,849,170
                                                                                 -------------

6                 See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


          Par Value        Description                                             Value ($)
--------------------------------------------------------------------------------------------------
                           LOAN PARTICIPATIONS -- 5.7%

                           Algeria -- 0.0%
JPY       118,636,364      Algeria Tranche 1, JPY 6 mo. LIBOR + .8125%,
                              (1.4375%) (Participation with Bank of America)           329,962
                                                                                 -------------
                           Cameroon -- 0.3%
NLG        28,052,902      Cameroon Loan Agreement, (Participation with Bank
                              of America and Salomon)*                               1,956,476
                                                                                 -------------
                           Jamaica -- 0.5%
USD         5,062,500      Jamaica Refinancing Agreement Tranche B, LIBOR +
                              .81%, (6.25%), (Participation with Chase
                              Manhattan Bank and Salomon)                            4,050,000
                                                                                 -------------
                           Morocco -- 4.7%
JPY       366,000,804      Morocco Restructuring and Consolidating Agreement
                              Tranche A, Japanese Long Term Fixed Prime +
                              .2175%, (3.0175%), (Participation with J.P.
                              Morgan)                                                2,136,161
JPY     4,330,098,891      Morocco Restructuring and Consolidating Agreement
                              Tranche A, Japanese Long Term Floating Prime +
                              .1175%, (2.3175%), (Participation with Bankers
                              Trust and J.P. Morgan)                                25,272,596
USD        10,952,370      Morocco Restructuring and Consolidating Agreement
                              Tranche A, LIBOR + .8125%, (6.0625%)                   8,570,230
                                                                                 -------------
                                                                                    35,978,987
                                                                                 -------------
                           Russia -- 0.1%
CHF         1,500,000      International Bank for Economic Cooperation Loan
                              Agreement (Participation with Oppenheimer)*               62,108
DEM         2,000,000      International Bank for Economic Cooperation Loan
                              Agreement, (Participation with Salomon)*                  89,807
DEM         1,500,000      International Bank for Economic Cooperation Loan
                              Agreement, (Participation with Salomon)*                  67,356
JPY       900,000,000      International Investment Bank Loan Agreement,
                              (Participation with Bank of America)*                    530,973
                                                                                 -------------
                                                                                       750,244
                                                                                 -------------
                           Yugoslavia -- 0.1%
USD         2,100,416      Yugoslavia New Financing Agreement Tranche B,
                              (Participation with Chase Manhattan Bank)*               651,129
USD           352,431      Yugoslavia New Financing Agreement Tranche C,
                              (Participation with Chase Manhattan Bank)*               109,254
                                                                                 -------------
                                                                                       760,383
                                                                                 -------------

                           TOTAL LOAN PARTICIPATIONS (COST $51,020,745)             43,826,052
                                                                                 -------------



             See accompanying notes to the financial statements.               7

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999

           Shares
          Par Value        Description                                             Value ($)
--------------------------------------------------------------------------------------------------
                           PROMISSORY NOTES -- 0.9%

                           Kenya -- 0.6%
GBP         5,058,280      Republic of Kenya Promissory Notes, 0.00%, due
                              7/30/01 - 1/30/03                                      4,423,593
                                                                                 -------------

                           Nigeria -- 0.2%
USD         3,000,000      Nigeria Promissory Notes, 5.09%, due 1/05/10              1,305,000
                                                                                 -------------

                           Romania -- 0.1%
USD         1,242,873      Romania Trade Finance Promissory Notes, 0.00%, due
                              6/05/01 - 12/05/01                                       752,942
                                                                                 -------------

                           TOTAL PROMISSORY NOTES
                           (COST $7,607,658)                                         6,481,535
                                                                                 -------------

       Principal Amount
       -----------------

                           CALL OPTIONS PURCHASED -- 0.0%

                           Options on Futures -- 0.0%
USD         2,832,500      Eurodollar, Expires 3/15/99, Strike 95                       28,325
                                                                                 -------------

                           TOTAL CALL OPTIONS PURCHASED
                           (COST $82,309)                                               28,325
                                                                                 -------------

            Shares         RIGHTS AND WARRANTS -- 0.0%
         -------------

                           Mexico -- 0.0%
          164,946,000      United Mexican States Warrants, Expires
                               6/30/03**                                                    --
                                                                                 -------------

                           Nigeria -- 0.0%
               43,477      Central Bank of Nigeria Payment Adjusted Warrants,
                               Expires 11/15/20**                                           --
                                                                                 -------------

                           Venezuela -- 0.0%
               35,700      Republic of Venezuela Recovery Warrants,
                               Expires 04/15/20**                                           --
                                                                                 -------------

                           TOTAL RIGHTS AND WARRANTS (COST $0)                              --
                                                                                 -------------


8                  See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999

           Shares/
          Par Value        Description                                             Value ($)
--------------------------------------------------------------------------------------------------
                           SHORT-TERM INVESTMENTS -- 3.2%

                           Cash Equivalents -- 0.3%
USD           330,359      BankBoston Eurodollar Time Deposit, 5.005% due
                              4/30/99(b)                                               330,359
            1,000,000      Merrimac Cash Fund Premium Class(b)                       1,000,000
USD         1,000,000      Prudential Securities Group Inc, Master Note,
                              5.075% due 6/14/99(b)                                  1,000,000
                                                                                  ------------
                                                                                     2,330,359
                                                                                  ------------

                           Commercial Paper -- 2.9%
USD        22,478,000      Baker Hughes, 4.87%, due 3/01/99                         22,478,000
                                                                                  ------------

                           TOTAL SHORT-TERM INVESTMENTS
                           (COST $24,808,359)                                      24,808,359
                                                                                  ------------

                           TOTAL INVESTMENTS -- 97.0%
                           (Cost $996,330,027)                                     750,027,220

                           Other Assets and Liabilities (net) -- 3.0%               23,593,740
                                                                                  ------------

                           TOTAL NET ASSETS -- 100%                               $773,620,960
                                                                                  ============

             See accompanying notes to the financial statements.               9

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


                           Notes to the Schedule of Investments:

                           DCB - Debt Conversion Bond

                           FLIRB - Front Loaded Interest Reduction Bond

                           IAN - Interest Arrears Note

                           PIK - Payment In Kind

                           PDI - Past Due Interest

                           144A - Securities exempt from registration under Rule
                              144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                           Variable and Step up rates - The rates shown on
                              variable and step up rate notes are the current interest rates at February 28, 1999, which are subject to change based on the terms of the security, including varying reset dates.


                           Currency Abbreviations:

                           ARP - Argentinian Peso     JPY - Japanese Yen
                           CHF - Swiss Franc          NLG - Netherlands Guilder
                           DEM - German Mark          RUB - Russian Ruble
                           EUR - Euro                 TRL - Turkish Lira
                           FRF - French Franc         USD - United States Dollar
                           GBP - British Pound        ZAR - South African Rand

(a) Security has been segregated to cover margin requirements on open financial futures contracts.

(b)  Represents investments of security lending collateral (Note 1).

 *   Non-performing. Borrower not currently paying interest.

**   Non-income producing security.



10                See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- February 28, 1999
--------------------------------------------------------------------------------


Assets:
   Investments, at value (cost $996,330,027) (Note 1)                              $750,027,220
   Cash at interest on deposit at brokers (Note 1)                                    6,785,750
   Receivable for open swap contracts (Notes 1 and 6)                                21,166,981
   Receivable for investments sold                                                   35,431,691
   Receivable for Fund shares sold                                                          496
   Interest receivable                                                               16,439,103
   Net receivable for open forward foreign currency contracts (Notes 1 and 6)         6,093,320
   Receivable for closed swap contracts (Notes 1 and 6)                                 672,126
   Receivable for expenses waived or borne by Manager (Note 2)                          111,420
                                                                                   ------------

       Total assets                                                                 836,728,107
                                                                                   ------------

Liabilities:
   Due to custodian                                                                   1,172,895
   Payable for investments purchased                                                 46,013,191
   Payable upon return of securities loaned (Note 1)                                  2,330,359
   Written options outstanding, at value (premiums $1,550,063) (Notes 1 and 6)       12,421,500
   Payable for variation margin on open futures contracts (Notes 1 and 6)                87,341
   Payable for Fund shares repurchased                                                  400,968
   Payable to affiliate for (Note 2):
      Management fee                                                                    303,046
      Shareholder service fee                                                            76,198
   Payable for closed swap contracts (Notes 1 and 6)                                    104,978
   Accrued expenses and other liabilities                                               196,671
                                                                                   ------------

       Total liabilities                                                             63,107,147
                                                                                   ------------

Net assets                                                                         $773,620,960
                                                                                   ============

Net assets consist of:
   Paid-in capital                                                                 $989,509,857
   Accumulated undistributed net investment income                                   14,414,488
   Accumulated net realized loss                                                       (174,326)
   Net unrealized depreciation                                                     (230,129,059)
                                                                                   ------------
                                                                                   $773,620,960
                                                                                   ============

Net assets attributable to:
   Class III shares                                                                $450,336,336
                                                                                   ============
   Class IV shares                                                                 $323,284,624
                                                                                   ============

Shares outstanding:
   Class III                                                                         65,316,585
                                                                                   ============
   Class IV                                                                          46,885,196
                                                                                   ============

Net asset value per share:
   Class III                                                                       $       6.89
                                                                                   ============
   Class IV                                                                        $       6.90
                                                                                   ============


               See accompanying notes to the financial statements.           11

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Statement of Operations -- Year Ended February 28, 1999
------------------------------------------------------------------------------------------------
Investment Income:
   Interest (including securities lending income of $11,115)                      $  84,103,284
                                                                                  -------------

       Total income                                                                  84,103,284
                                                                                  -------------

Expenses:
   Management fee (Note 2)                                                            3,666,332
   Custodian fees                                                                       460,704
   Audit fees                                                                            92,625
   Registration fees                                                                     53,061
   Transfer agent fees                                                                   36,484
   Legal fees                                                                            22,692
   Trustees fees (Note 2)                                                                 7,216
   Miscellaneous                                                                          4,928
   Fees waived or borne by Manager (Note 2)                                          (1,314,674)
                                                                                  -------------
                                                                                      3,029,368
   Shareholder service fee (Note 2)
       Class III                                                                        544,857
       Class IV                                                                         370,029
                                                                                  -------------
       Net expenses                                                                   3,944,254
                                                                                  -------------

          Net investment income                                                      80,159,030
                                                                                  -------------

Realized and unrealized gain (loss):
   Net realized gain (loss) on:
       Investments                                                                    4,893,233
       Closed futures contracts                                                      (5,576,470)
       Closed swap contracts                                                        (48,763,738)
       Written options                                                                   27,000
       Foreign currency, forward contracts and foreign currency related
       transactions                                                                  (9,786,122)
                                                                                  -------------

          Net realized loss                                                         (59,206,097)
                                                                                  -------------

   Change in net unrealized appreciation (depreciation) on:
       Investments                                                                 (326,992,124)
       Open futures contracts                                                               605
       Open swap contracts                                                           12,949,955
       Written options                                                              (10,871,437)
       Foreign currency, forward contracts and
        foreign currency related  transactions                                        6,265,306
                                                                                  -------------

          Net unrealized loss                                                      (318,647,695)
                                                                                  -------------

       Net realized and unrealized loss                                            (377,853,792)
                                                                                  -------------

Net decrease in net assets resulting from operations                              $(297,694,762)
                                                                                  =============


12                 See accompanying notes to financial statements.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                        Year Ended
                                                                       February 28,
                                                            ------------------------------------
                                                                  1999                1998
                                                              --------------      --------------
Increase (decrease) in net assets:
Operations:
   Net investment income                                      $80,159,030         $ 48,250,976
   Net realized gain (loss)                                   (59,206,097)         142,856,114
   Change in net unrealized appreciation (depreciation)       (318,647,69)         (73,348,483)
                                                              -----------         ------------

   Net increase (decrease) in net assets
      resulting from operations                               (297,694,76)         117,758,607
                                                              -----------         ------------

Distributions to shareholders from:
   Net investment income
       Class I                                                         --             (615,704)
       Class II                                                        --             (162,060)
       Class III                                               (7,987,181)         (37,765,550)
       Class IV                                                (9,997,511)                  --
                                                              -----------         ------------
       Total distributions from net investment income         (17,984,692)         (38,543,314)
                                                              -----------         ------------
   Net realized gains
       Class I                                                         --           (2,479,219)
       Class II                                                        --             (728,281)
       Class III                                              (33,861,250)        (156,588,472)
       Class IV                                               (42,566,783)                  --
                                                              -----------         ------------
       Total distributions from net realized gains            (76,428,033)        (159,795,972)
                                                              -----------         ------------
   In excess of net realized gains
       Class III                                                  (58,659)                  --
       Class IV                                                   (73,741)                  --
                                                              -----------         ------------
       Total distributions in excess of net realized
       gains                                                     (132,400)                  --
                                                              -----------         ------------

                                                              (94,545,125)        (198,339,286)
                                                              -----------         ------------
   Net share transactions: (Note 5)
       Class I                                                         --            2,299,312
       Class II                                                        --              494,022
       Class III                                              168,649,238           (3,460,212)
       Class IV                                               226,245,142          296,725,667
                                                              -----------         ------------
   Increase in net assets resulting from net share
      transactions                                            394,894,380          296,058,789
                                                              -----------         ------------

      Total increase in net assets                              2,654,493          215,478,110

Net assets:
   Beginning of period                                        770,966,467          555,488,357
                                                              -----------         ------------


   End of period (including accumulated undistributed net
      investment income of $14,414,488 and $45,421,506,
      respectively)                                          $773,620,960         $770,966,467
                                                              ===========         ============

             See accompanying notes to the financial statements.              13

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class I share outstanding throughout each period)
--------------------------------------------------------------------------------------------------

                                                      Period from    Period from December 31,
                                                     March 1, 1997             1996
                                                     to January 9,   (commencement of operations)
                                                         1998          to February 28, 1997
                                                    ---------------- --------------------------
Net asset value, beginning of period                     $14.08                $12.87
                                                         ------                ------


Income from investment operations:
   Net investment income                                   1.05+                 0.10
   Net realized and unrealized gain                        0.94                  1.11
                                                         ------                ------

      Total from investment operations                     1.99                  1.21
                                                         ------                ------


Less distributions to shareholders:
   From net investment income                             (0.84)                   --
   From net realized gains                                (4.25)                   --
                                                         ------               -------

      Total distributions                                 (5.09)                   --
                                                         ------               -------
Net asset value, end of period                           $10.98(a)             $14.08
                                                         ======               =======

Total Return (b)                                          15.42%                 9.40%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                         --                $   36
   Net expenses to average daily net assets                0.66%*                0.71%*
   Net investment income to                                9.27%*                6.06%*
      average daily net assets
   Portfolio turnover rate                                  255%                  152%
   Fees and expenses voluntarily waived or borne
      by the Manager consisted of the following
      per share amounts:                                 $ 0.02                    --(c)

*  Annualized.
+  Computed using average shares outstanding throughout the period.
(a)All Class I shares of the Fund were exchanged for Class III shares on January 9, 1998. Amount represents ending net asset value per share on January 9, 1998.
(b)Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(c)Fees and expenses waived or borne by the Manager were less than $0.01 per share.

14               See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class II share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                        Period from March 21, 1997
                                                                       (commencement of operations)
                                                                          to January 9, 1998
                                                                       --------------------------
Net asset value, beginning of period                                            $ 13.74
                                                                                --------

Income from investment operations:
   Net investment income                                                           0.92+
   Net realized and unrealized gain                                                1.42
                                                                                --------

      Total from investment operations                                             2.34
                                                                                --------

Less distributions to shareholders:
   From net investment income                                                     (0.84)
   From net realized gains                                                        (4.25)
                                                                                --------

      Total distributions                                                         (5.09)
                                                                                --------
Net asset value, end of period                                                  $ 10.99(a)
                                                                                ========

Total Return (b)                                                                  18.34%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                                                 --
   Net expenses to average daily net assets                                        0.60%*
   Net investment income to average daily net assets                               8.61%*
   Portfolio turnover rate                                                          255%
   Fees and expenses voluntarily waived or borne by the Manager consisted of
      the following per share amount:                                           $  0.02

*   Annualized.
+   Computed using average shares outstanding throughout the period.
(a) All Class II shares of the fund were exchanged for Class III shares on January 9, 1998. Amount represents ending net asset value per share on January 9, 1998.
(b) Calculation excludes purchase premiums and redemption fees. The total return would have been lower had certain expenses not been waived during the period shown.

              See accompanying notes to the financial statements.             15

GMO Emerging Country Debt Fund
(A series of GMO Trust)

Financial Highlights
(For Class III shares outstanding throughout the period)
--------------------------------------------------------------------------------

                                                       Year Ended February 28/29,
                                          -----------------------------------------------------
                                            1999       1998       1997       1996      1995*
                                          ---------  ---------  ---------  ---------  ---------
Net asset value, beginning of period      $  11.64   $  14.09   $  11.76   $   8.39   $  10.00
                                          ---------  ---------  ---------  ---------  ---------


Income from investment operations:
   Net investment income                      0.92+      1.13+      1.48       1.35       0.48
   Net realized and unrealized gain          (4.41)      1.51       6.40       3.84      (1.59)
      (loss)
                                          ---------  ---------  ---------  ---------  ---------

      Total from investment                  (3.49)      2.64       7.88       5.19      (1.11)
      operations
                                          ---------  ---------  ---------  ---------  ---------


Less distributions to shareholders:
   From net investment income                (0.23)     (0.84)     (1.58)     (1.17)     (0.40)
   From net realized gains                   (1.03)     (4.25)     (3.97)     (0.65)        --
   In excess of net realized gains              --(a)      --         --         --      (0.10)
                                          ---------  ---------  ---------  ---------  ---------

      Total distributions                    (1.26)     (5.09)     (5.55)     (1.82)     (0.50)
                                          ---------  ---------  ---------  ---------  ---------
Net asset value, end of period            $   6.89   $  11.64   $  14.09   $  11.76   $   8.39
                                          =========  =========  =========  =========  =========

Total Return (b)                            (32.94)%    22.27%     74.32%     63.78%    (11.65)%

Ratios/Supplemental Data:
   Net assets, end of period (000's)      $450,336   $460,387   $555,452   $615,485   $243,451
   Net expenses to average daily net          0.56%      0.53%      0.57%      0.50%      0.50%**
      assets
   Net investment income to average
      daily net assets                       10.99%      8.62%      8.35%     12.97%     10.57%**
   Portfolio turnover rate                     272%       255%       152%       158%       104%
   Fees and expenses voluntarily
      waived or borne by the Manager
      consisted of the following per      $   0.02   $   0.03   $   0.03   $   0.02   $   0.01
      share amounts:

* For the period from April 19, 1994 (commencement of operations) to February 28, 1995.
**   Annualized.
+    Computed using average shares outstanding throughout the period.
(a)  The distribution in excess of net realized gains was $.002.
(b) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.




16            See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund
(A series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                       Period from January 9, 1998
                                                    Year Ended         (commencement of operations)
                                                   February 28, 1999       to February 28, 1998
                                                  ------------------   ----------------------------
Net asset value, beginning of period                   $  11.63                 $  10.99
                                                       --------                 --------

Income from investment operations:
   Net investment income                                   0.91+                    0.10+
   Net realized and unrealized gain (loss)                (4.37)                    0.54
                                                       --------                 --------

      Total from investment operations                    (3.46)                    0.64
                                                       --------                 --------

Less distributions to shareholders:
   From net investment income                             (0.24)                      --
   From net realized gains                                (1.03)                      --
   In excess of net realized gains                           --(b)                    --
                                                       --------                 --------

      Total distributions                                 (1.27)                      --
                                                       --------                 --------
Net asset value, end of period                         $   6.90                 $  11.63
                                                       ========                 ========

Total Return (a)                                         (32.82)%                   5.82%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                   $323,285                 $310,580
   Net expenses to average daily net assets                0.51%                    0.50%*
   Net investment income to average daily net             10.87%                    7.17%*
      assets
   Portfolio turnover rate                                  272%                     255%
   Fees and expenses voluntarily waived or
      borne by the Manager consisted of the
      following per share amounts:                     $   0.02                       --(c)

*   Annualized.
+   Computed using average shares outstanding throughout the period.
(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) The distribution in excess of net realized gains was $.002.
(c) Fees and expenses waived or borne by the Manager were less than $0.01 per share.

              See accompanying notes to the financial statements.             17

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements
February 28, 1999
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO Emerging Country Debt Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks high total return by investing primarily in sovereign debt of countries in Asia, Latin America, the Middle East, Southern Europe, Eastern Europe and Africa.

     Prior to January 9, 1998, the Fund offered three classes of shares: Class I, Class II and Class III. Effective January 9, 1998, Class I and Class II shares ceased operations and all shares were exchanged for Class III shares. Additionally, Class IV shares commenced operations on January 9, 1998. The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     Some fixed income securities and options thereon are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change any pricing source at any time. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has the power to override any price supplied by a source (by taking a price supplied by another source) because the Manager has other reasons to suspect that a price supplied may not be reliable.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

     Certain investments in securities held by the Fund were valued on the basis of a price provided by a principal market maker. The prices provided by principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. At February 28, 1999 the total value of these securities represented 9% of net assets. Included in this total are U.S. Government backed securities and highly rated collateralized debt obligations that represent 2% of net assets at February 28, 1999.

     Foreign currency translation
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     Futures contracts
     The Fund may use futures contracts to manage its exposure to the bond and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of February 28, 1999.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Forward currency contracts
     The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of February 28, 1999.

     Options
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amounts paid on the transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying securities may be sold
     (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. See Note 6 for a summary of open written option contracts as of February 28, 1999.

     The Fund may also purchase put and call options. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid.

     Loan agreements
     The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the governmental entities responsible for the repayment of the debt may be unable or unwilling to pay the principal and interest when due.

     Indexed securities
     The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

     Swap agreements
     The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to interest rates and credit risk. The Fund may enter into interest rate, total return and credit default swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Credit default swaps involve the payment of a specified rate based on the notional amount. The Fund receives payment upon a default of the underlying security. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral, which is paid by the counterparty. At February 28, 1999, $6,785,750 in cash has been set aside. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are recorded as interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. See Note 6 for a summary of open swap agreements as of February 28, 1999.

     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     Security lending
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At February 28, 1999, the Fund loaned securities having a market value of $2,231,965 collateralized by cash in the amount of $2,330,359, which was invested in short-term instruments.

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. The Fund declares separate dividends from net investment income on each class of shares.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     The following reclassification represents the cumulative amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 28, 1999. This reclassification has no impact on net investment income, realized gain/loss and net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights table excludes these adjustments.


                 Accumulated                   Accumulated
              Undistributed Net             Undistributed Net
              Investment Income               Realized Gain                Paid-in Capital
           ------------------------      ------------------------      ------------------------
               $ (93,181,356)                 $ 93,208,700                   $ (27,344)

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis, and is adjusted for the accretion of discounts. Income is not recognized and discounts are not amortized on securities for which collection is not expected. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of these securities adjusted for inflation is recorded as interest income.

     Allocation of operating activity
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

     Purchases and redemptions of Fund shares
     The premium on cash purchases of Fund shares is .50% of the amount invested. In the case of cash redemptions, the fee is .25% of the amount redeemed. These fees will be reduced by 50% with respect to any portion of a purchase or redemption that is offset by a corresponding redemption or purchase, respectively, occurring on the same day. In addition, the purchase premium or redemption fee for the Fund will be reduced by 50% if the purchaser makes an in-kind purchase of Fund shares or if the purchase or redemption is part of a transfer from or to another Fund where the Manager is able to transfer securities among the Funds to effect the transaction. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. These fees are allocated relative to each

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     class' net assets on the share transaction date. Purchase premiums are included as part of each class' "shares sold" and redemption fees are included as part of each class' "shares repurchased", respectively, as summarized in Note 5. For the year ended February 28, 1999, the Fund received $1,751,839 in purchase premiums and $298,604 in redemption fees. There is no premium for reinvested distributions.

     Investment risk
     Investments in emerging country debt present certain risks that are not inherent in many other securities. Many emerging countries present elements of political and/or economic instability, which may result in the fund's inability to collect on a timely basis, or in full, principal and interest payments. Further, countries may impose various types of foreign currency regulations or controls which may impede the fund's ability to repatriate amounts it receives. The fund may acquire interests in securities or bank loans which are in default at the time of acquisition in anticipation of improving conditions in the related countries. These factors may result in significant volatility in the values of its holdings. The markets for emerging country debt are relatively illiquid. Accordingly, the fund may not be able to realize in an actual sale amounts approximating those used to value its holdings.

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .50% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .15% for Class III shares and .10% for Class IV shares.

     GMO agreed to waive a portion of its fee and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding custody fees, brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed .35% of average daily net assets.

     Effective March 1, 1999, GMO's contractual management fee was reduced to .35% of average daily net assets. GMO entered into a binding agreement effective until February 29, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the year ended February 28, 1999, was $7,216. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

3.   Purchases and sales of securities

     For the year ended February 28, 1999, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                              Purchases              Proceeds
                                                         -------------------    --------------------
     U.S. Government securities                       $        8,693,183     $         8,997,193
     Investments (non-U.S. Government securities)          2,207,914,280           1,901,429,863


     At February 28, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                                Gross Unrealized       Gross Unrealized         Net Unrealized
         Aggregate Cost           Appreciation           Depreciation            Depreciation
     -----------------------  ---------------------- ----------------------  ---------------------
         $ 997,754,408            $ 17,229,699           $ 264,956,887          $ 247,727,188

4.   Principal shareholders

     At February 28, 1999, 31.0% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including a class' portion of the purchase premiums and redemption fees received by the Fund, were as follows:

                                                                          Period from
                                                                        March 1, 1997 to
                                                                        January 9, 1998
                                                                 -------------------------------
     Class I:                                                         Shares          Amount
                                                                 --------------- ---------------
     Shares sold                                                      665,873   $   9,485,099
     Shares issued to shareholders
       in reinvestment of
       distributions                                                  224,120       2,611,210
     Shares repurchased                                              (892,559)     (9,796,997)
                                                                 =============== ===============
     Net increase (decrease)                                          (2,566)   $   2,299,312
                                                                 =============== ===============

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Share transactions -- continued
                                                                   Period from March 21, 1997
                                                                  (commencement of operations)
                                                                       to January 9, 1998
                                                                 -------------------------------
     Class II:                                                        Shares          Amount
                                                                 --------------- ---------------
     Shares sold                                                      159,652   $   2,197,620
     Shares issued to shareholders
        in reinvestment of
        distributions                                                  76,497         890,341
     Shares repurchased                                              (236,149)     (2,593,939)
                                                                 --------------- ---------------
     Net increase                                                         --    $     494,022
                                                                 =============== ===============
                                            Year Ended                     Year Ended
                                         February 28, 1999             February 28, 1998
                                   ----------------------------  -------------------------------
     Class III:                         Shares        Amount          Shares          Amount
                                   -------------  -------------  --------------  ---------------
     Shares sold                    45,405,396  $ 367,745,404      20,511,879   $ 265,135,023
     Shares issued to shareholders
         in reinvestment of
         distributions               3,380,175     32,138,997      15,802,080     183,720,164
     Shares repurchased            (23,019,717)  (231,235,163)    (36,173,053)   (452,315,399)
                                   -------------  -------------  --------------  ---------------
     Net increase (decrease)        25,765,854  $ 168,649,238         140,906   $  (3,460,212)
                                   =============  =============  ==============  ===============
                                                                  Period from January 9, 1998
                                            Year Ended            (commencement of operations)
                                         February 28, 1999            to February 28, 1998
                                   ----------------------------  -------------------------------
     Class IV:                          Shares        Amount          Shares          Amount
                                   -------------  -------------  --------------  ---------------
     Shares sold                    21,916,084  $  239,168,023     26,699,294   $ 296,725,667
     Shares issued to shareholders
        in reinvestment of
        distributions                5,400,677      51,286,039       --              --
     Shares repurchased             (7,130,859)   (64,208,920)       --              --
                                   -------------  -------------  --------------  ---------------
     Net increase                   20,185,902  $  226,245,142     26,699,294   $ 296,725,667
                                   =============  =============  ==============  ===============

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

6.   Financial instruments

     A summary of outstanding financial instruments at February 28, 1999 is as follows:


     Forward currency contracts

                                                                                    Net
                                                                                 Unrealized
       Settlement                                                               Appreciation
          Date        Deliver/Receive   Units of Currency       Value          (Depreciation)
     --------------- ------------------ -------------------  ---------------   ---------------
          Buys
        3/01/99             CHF                76,400,000 $     52,741,050    $    (243,124)
        3/01/99             EUR                   145,150          159,370           (1,325)
                                                                               ---------------
                                                                              $    (244,449)
                                                                               ===============

         Sales

        3/01/99             CHF                 76,400,000$      52,741,050   $   3,642,713
        5/28/99             CHF                 76,400,000       53,226,093         237,868
        5/13/99             EUR                 91,200,000      100,521,552        (142,272)
        4/27/99             GBP                  1,500,000        2,401,005          35,670
        4/13/99             JPY              6,935,000,000       58,830,033       2,541,648
        5/05/99             ZAR                 30,000,000        4,753,027          22,142
                                                                               ---------------
                                                                              $   6,337,769
                                                                               ===============

     Short futures contracts


                                                                                  Net Unrealized
     Number of                                                                     Appreciation
     Contracts                Type               Expiration Date  Contract Value  (Depreciation)
     ----------- ------------------------------- -------------------------------- ----------------
         77      German Government Bond             March 1999   $ 12,368,749   $      156,041
         7       Japanese Government Bond           March 1999      7,728,614         (85,053)
        150      U.S. Long Bond                     June 1999      18,145,313            4,650
                                                                                  ----------------
                                                                                $       75,638
                                                                                  ================

     At February 28, 1999, the Fund has cash and/or securities to cover any margin requirements on open futures contracts.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Written option transactions

                                                         Puts
                                          Principal Amount
                                            of Contracts
                                           (000's omitted)       Premiums
                                          ------------------  --------------

Outstanding, beginning of period          $           --      $          --
Options written                                   27,500            740,125
Options exercised                                (10,000)           (27,000)
Options expired                                       --                 --
Options sold                                          --                 --
                                          ------------------  --------------
Outstanding, end of period                $       17,500      $     713,125
                                          ==================  ==============

                                                         Calls
                                          Principal Amount
                                            of Contracts
                                           (000's omitted)       Premiums
                                          ------------------  --------------

Outstanding, beginning of period          $           --      $          --
Options written                                   17,500            836,938
Options exercised                                     --                 --
Options expired                                       --                 --
Options sold                                          --                 --
                                          ------------------  --------------
Outstanding, end of period                $       17,500      $     836,938
                                          ==================  ==============

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Summary of written options outstanding


                                   Principal
                                   Amount of
                                   Contracts         Exercise          Expiration
                                 (000's omitted)       Price              Date             Value
                                -----------------  --------------    ----------------  --------------

     USD Put/RUB Call             17,500 USD        6.8325 RUB           3/19/99      $         --



     USD Call/RUB Put             17,500 USD        6.8325 RUB           3/19/99        12,421,500
                                                                                       --------------
                                                                                      $ 12,421,500
                                                                                       ==============

     Swap agreements

                                                                                            Net
                                                                                         Unrealized
        Notional Amount     Expiration                                                  Appreciation
       Fund/Counterparty       Date                      Description                   (Depreciation)
     ---------------------- ----------- ---------------------------------------------- ---------------
     Credit Default Swaps

        10,000,000 USD       9/15/00    Agreement with Morgan Guaranty Trust Company   $   (341,596)
                                        dated 9/10/98 to pay 2.20% per year times
                                        the notional amount.  The Fund receives
                                        payment only upon a default event in Poland,
                                        the notional amount times the difference
                                        between the par value and the then-market
                                        value of Republic of Poland Past Due
                                        Interest "PDI" Bond due 10/27/14.

        15,000,000 USD       11/03/00   Agreement with Credit Suisse Financial             (203,217)
                                        Products dated 10/29/97 to pay 3.45% per
                                        year times the notional amount.  The Fund
                                        receives payment only upon a default event
                                        in Bulgaria, the notional amount times the
                                        difference between the purchase cost of
                                        59.50 USD and the then-market value of
                                        Bulgaria FLIRB Note Series A due 7/28/12.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Swap agreements -- continued
                                                                                            Net
                                                                                         Unrealized
        Notional Amount     Expiration                                                  Appreciation
       Fund/Counterparty       Date                      Description                   (Depreciation)
     ---------------------- ----------- ---------------------------------------------- ---------------
        10,000,000 USD       11/07/00   Agreement with Credit Suisse Financial         $     797,066
                                        Products dated 11/04/97 to pay 3.50% per
                                        year times the notional amount.  The Fund
                                        receives payment only upon a default event
                                        in Brazil, the notional amount times the
                                        difference between the purchase cost of
                                        74.75 USD and the then-market value of
                                        Brazil Debt Conversion "DCB" Bond due
                                        4/15/12.

        10,000,000 USD       12/18/00   Agreement with Morgan Guaranty Trust Company        (72,107)
                                        dated 12/11/98 to pay 6.50% per year times
                                        the notional amount.  The Fund receives
                                        payment only upon a default event in
                                        Argentina, the notional amount times the
                                        difference between the par value and the
                                        then-market value of Republic of Argentina
                                        Floating Rate Bond due 3/31/05.

        20,000,000 USD       3/01/01    Agreement with Morgan Guaranty Trust Company       (147,924)
                                        dated 2/24/99 to pay 4.60% per year times
                                        the notional amount.  The Fund receives
                                        payment only upon a default event in
                                        Bulgaria, the notional amount times the
                                        difference between the par value and the
                                        then-market value of Bulgaria IAB Floating
                                        Rate Bond due 7/28/11.

        21,500,000 USD       5/29/01    Agreement with Credit Suisse Financial            10,068,938
                                        Products dated 5/21/97 to pay 4.78% per year
                                        times the notional amount.  The Fund
                                        receives payment only upon a default event
                                        in Ecuador, the notional amount times the
                                        difference between the par value and the
                                        then-market value of Republic of Ecuador
                                        Past Due Interest "PDI" Floating Rate Note
                                        due 2/27/15.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Swap agreements -- continued

                                                                                            Net
                                                                                         Unrealized
        Notional Amount     Expiration                                                  Appreciation
       Fund/Counterparty       Date                      Description                   (Depreciation)
     ---------------------- ----------- ---------------------------------------------- ---------------
        47,000,000 USD       5/29/01    Agreement with Credit Suisse Financial         $   8,164,680
                                        Products dated 5/23/97 to pay 3.30% per year
                                        times the notional amount.  The Fund
                                        receives payment only upon a default event
                                        in Ecuador, the notional amount times the
                                        difference between the purchase cost of
                                        60.25 USD and the then-market value of the
                                        Republic of Ecuador Past Due Interest "PDI"
                                        Floating Rate Note due 2/27/15.

        25,000,000 USD       9/10/01    Agreement with Credit Suisse Financial             4,671,379
                                        Products dated 9/05/97 to pay 1.75% per year
                                        times the notional amount.  The Fund
                                        receives payment only upon a default event
                                        in Brazil, the notional amount times the
                                        difference between the purchase cost of
                                        83.625 USD and the then-market value of
                                        Brazil Debt Conversion "DCB" Bond due
                                        4/15/12.

        10,000,000 USD       5/15/03    Agreement with Banque Paribas dated 5/12/98         564,967
                                        to pay .75% per year times the notional
                                        amount.  The Fund receives payment only upon
                                        a default event, the notional amount times
                                        the difference between the par value and the
                                        then-market value of any series of Banco
                                        Latinoamericano de Exportaciones S.A. Euro
                                        Medium Term Notes. +

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Swap agreements -- continued

                                                                                            Net
                                                                                         Unrealized
        Notional Amount     Expiration                                                  Appreciation
       Fund/Counterparty       Date                      Description                   (Depreciation)
     ---------------------- ----------- ---------------------------------------------- ---------------
        10,000,000 USD       5/15/03    Agreement with Banque Paribas dated 10/01/98 $      (272,389)
                                        to pay 3.50% per year times the notional
                                        amount.  The Fund receives payment only upon
                                        a default event, the notional amount times
                                        the difference between the par value and the
                                        then-market value of any series of Banco
                                        Latinoamericano de Exportaciones S.A. Euro
                                        Medium Term Notes. +

        15,000,000 USD       6/20/03    Agreement with Goldman Sachs International
                                        dated 1/14/99 to receive 11.60% per year         2,185,264
                                        times the notional amount.  The Fund pays
                                        only upon a default event in Colombia, the
                                        notional amount times the difference between
                                        the par value and the then-market value of
                                        Republic of Colombia, 7.625% due 2/15/07.

     Interest Rate Swaps

         2,400,000 CHF       6/05/05    Agreement with Morgan Guaranty Trust Company         (59,619)
                                        dated 6/03/98 to pay the notional amount
                                        multiplied by 3.245% and to receive the
                                        notional amount multiplied by 6 month
                                        Floating Rate Swiss LIBOR adjusted by a
                                        specified spread.

         3,300,000 CHF       6/10/05    Agreement with Credit Suisse Financial               (82,847)
                                        Products dated 6/08/98 to pay the notional
                                        amount multiplied by 3.2625% and to receive
                                        the notional amount multiplied by 6 month
                                        Floating Rate Swiss LIBOR adjusted by a
                                        specified spread.

         2,500,000 CHF       6/11/05    Agreement with Morgan Guaranty Trust Company         (69,215)
                                        dated 6/09/98 to pay the notional amount
                                        multiplied by 3.245% and to receive the
                                        notional amount multiplied by 6 month
                                        Floating Rate Swiss LIBOR adjusted by a
                                        specified spread.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Swap agreements -- continued

                                                                                            Net
                                                                                         Unrealized
        Notional Amount     Expiration                                                  Appreciation
       Fund/Counterparty       Date                      Description                   (Depreciation)
     ---------------------- ----------- ---------------------------------------------- ---------------
        13,500,000 CHF       6/11/05    Agreement with Morgan Guaranty Trust Company $     (153,110)
                                        dated 9/30/98 to pay the notional amount
                                        multiplied by 3.245% and to receive the
                                        notional amount multiplied by 6 month
                                        Floating Rate Swiss LIBOR adjusted by a
                                        specified spread.

     Total Return Swaps

        15,928,049 USD/      3/08/99    Agreement with Morgan Guaranty Trust Company        (212,859)
        14,500,000 USD                  dated 2/18/99 to receive the notional amount
                                        multiplied by the change in market value
                                        (including accrued interest) of United
                                        Mexican States, 11.50% due 5/15/26 and
                                        to pay initial market value multiplied
                                        by 1 month LIBOR adjusted by a specified
                                        spread.

        26,875,000 RUB/      3/11/99    Agreement with Morgan Guaranty Trust Company       4,005,787
         3,891,593 USD                  dated 6/30/98 to pay the notional amount
                                        multiplied by the change in market value
                                        (including accrued interest) of Russia
                                        RB PA GKO Participation #21088 due
                                        8/26/98 and to receive initial market
                                        value multiplied by 2 month LIBOR
                                        adjusted by a specified spread.

        18,566,636 USD/      3/12/99    Agreement with Morgan Guaranty Trust Company     (1,033,719)
        24,600,000 USD                  dated 1/08/99 to receive the notional amount
                                        multiplied by the change in market value
                                        (including accrued interest) of Republic
                                        of Argentina Discount L Floating Rate
                                        Note due 3/31/23 and to pay initial
                                        market value multiplied by 2 month LIBOR
                                        adjusted by a specified spread.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Swap agreements -- continued

                                                                                            Net
                                                                                         Unrealized
        Notional Amount     Expiration                                                  Appreciation
       Fund/Counterparty       Date                      Description                   (Depreciation)
     ---------------------- ----------- ---------------------------------------------- ---------------
        13,251,826 USD/      3/12/99    Agreement with Morgan Guaranty Trust Company $     (516,441)
        14,000,000 USD                  dated 1/26/99 to receive the notional amount
                                        multiplied by the change in market value
                                        (including accrued interest) of Republic
                                        of Argentina, 11.375% due 1/30/17 and to
                                        pay initial market value multiplied by 2
                                        month LIBOR adjusted by a specified
                                        spread.

        7,128,066 USD/       3/15/99    Agreement with Morgan Guaranty Trust Company         451,902
         7,000,000 USD                  dated 12/10/98 to receive the notional
                                        amount multiplied by the change in
                                        market value (including accrued
                                        interest) of Korea Republic, 8.875% due
                                        4/15/08 and to pay initial market value
                                        multiplied by 3 month LIBOR adjusted by
                                        a specified spread.

        10,938,261 USD/      3/22/99    Agreement with Morgan Guaranty Trust Company       (143,372)
        13,000,000 USD                  dated 2/17/99 to receive the notional amount
                                        multiplied by the change in market value
                                        (including accrued interest) of Mexico
                                        Discount Floating Rate Note Series A due
                                        12/31/19 and to pay initial market value
                                        multiplied by 1 month LIBOR adjusted by
                                        a specified spread.

        14,757,465 USD/      3/26/99    Agreement with Morgan Guaranty Trust Company       (281,250)
        25,000,000 USD                  dated 2/24/99 to receive the notional amount
                                        multiplied by the change in market value
                                        (including accrued interest) of Brazil
                                        Discount ZL Floating Rate Note due
                                        4/15/24 and to pay initial market value
                                        multiplied by 1 month LIBOR adjusted by
                                        a specified spread.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Swap agreements -- continued

                                                                                            Net
                                                                                         Unrealized
        Notional Amount     Expiration                                                  Appreciation
       Fund/Counterparty       Date                      Description                   (Depreciation)
     ---------------------- ----------- ---------------------------------------------- ---------------
        9,397,951 USD/       4/01/99    Agreement with Morgan Guaranty Trust Company $     (265,799)
        10,000,000 USD                  dated 2/24/99 to receive the notional amount
                                        multiplied by the change in market value
                                        (including accrued interest) of Republic
                                        of Argentina, 11.375% due 1/30/17 and to
                                        pay initial market value multiplied by 1
                                        month LIBOR adjusted by a specified
                                        spread.

        7,242,818 USD/       4/01/99    Agreement with Morgan Guaranty Trust Company        (88,962)
         9,000,000 USD                  dated 2/24/99 to receive the notional amount
                                        multiplied by the change in market value
                                        (including accrued interest) of Republic
                                        of Argentina Floating Rate Bond due
                                        3/31/05 and to pay initial market value
                                        multiplied by 1 month LIBOR adjusted by
                                        a specified spread.

        4,059,295 USD/       4/05/99    Agreement with Morgan Guaranty Trust Company               --
         7,000,000 USD                  dated 2/26/99 to receive the notional amount
                                        multiplied by the change in market value
                                        (including accrued interest) of Brazil
                                        Discount ZL Floating Rate Note due
                                        4/15/24 and to pay initial market value
                                        multiplied by 1 month LIBOR adjusted by
                                        a specified spread.

        10,585,313 USD/      4/06/99    Agreement with Morgan Guaranty Trust Company       (602,666)
        20,000,000 USD                  dated 1/04/99 to receive the notional amount
                                        multiplied by the change in market value
                                        (including accrued interest) of Brazil
                                        Debt Conversion Floating Rate Bond due
                                        4/15/12 and to pay initial market value
                                        multiplied by 3 month LIBOR adjusted by
                                        a specified spread.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Swap agreements -- continued

                                                                                            Net
                                                                                         Unrealized
        Notional Amount     Expiration                                                  Appreciation
       Fund/Counterparty       Date                      Description                   (Depreciation)
     ---------------------- ----------- ---------------------------------------------- ---------------
        14,015,556 USD/      4/07/99    Agreement with Morgan Guaranty Trust Company $       286,451
        20,000,000 USD                  dated 1/29/99 to receive the notional amount
                                        multiplied by the change in market value
                                        (including accrued interest) of Republic
                                        of Argentina Discount L Floating Rate
                                        Note due 3/31/23 and to pay initial
                                        market value multiplied by 2 month LIBOR
                                        adjusted by a specified spread.

        12,439,167 USD/      4/12/99    Agreement with Morgan Guaranty Trust Company         275,861
        22,000,000 USD                  dated 2/09/99 to receive the notional amount
                                        multiplied by the change in market value
                                        (including accrued interest) of Brazil
                                        Discount ZL Floating Rate Note due
                                        4/15/24 and to pay initial market value
                                        multiplied by 2 month LIBOR adjusted by
                                        a specified spread.

        11,162,188 USD/      5/14/99    Agreement with Morgan Guaranty Trust Company       (408,473)
        15,000,000 USD                  dated 2/17/99 to receive the notional amount
                                        multiplied by the change in market value
                                        (including accrued interest) of Republic
                                        of Argentina Discount L Floating Rate
                                        Note due 3/31/23 and to pay initial
                                        market value multiplied by 3 month LIBOR
                                        adjusted by a specified spread.

        14,441,889 USD/      5/26/99    Agreement with Morgan Guaranty Trust Company       (354,000)
        23,600,000 USD                  dated 2/24/99 to receive the notional amount
                                        multiplied by the change in market value
                                        (including accrued interest) of Republic
                                        of Bulgaria FLIRB Series A Floating Rate
                                        Note due 7/28/12 and to pay initial
                                        market value multiplied by 3 month LIBOR
                                        adjusted by a specified spread.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Swap agreements -- continued

                                                                                            Net
                                                                                         Unrealized
        Notional Amount     Expiration                                                  Appreciation
       Fund/Counterparty       Date                      Description                   (Depreciation)
     ---------------------- ----------- ---------------------------------------------- ---------------
        3,917,376 USD/       6/04/99    Agreement with Bank of America dated 6/26/97 $   (1,938,979)
      625,189,248,812 TRL               to receive the notional amount multiplied by
                                        the change in market value (including
                                        accrued interest) of Turkey Indexed
                                        Linked Bond due 6/04/99 and to pay
                                        initial market value multiplied by 3
                                        month LIBOR adjusted by a specified
                                        spread.

         776,766 USD/        6/04/99    Agreement with Bank of America dated               (407,948)
      116,727,003,674 TRL               11/13/97 to receive the notional amount
                                        multiplied by the change in market value
                                        (including accrued interest) of Turkey
                                        Indexed Linked Bond due 6/04/99 and to
                                        pay initial market value multiplied by 3
                                        month LIBOR adjusted by a specified
                                        spread.

        4,178,333 USD/       8/26/99    Agreement with Morgan Guaranty Trust Company       (192,778)
        10,000,000 USD                  dated 2/24/99 to receive the notional amount
                                        multiplied by the change in market value
                                        (including accrued interest) of Republic
                                        of Ecuador Par Floating Rate Note due
                                        2/28/25 and to pay initial market value
                                        multiplied by 6 month LIBOR adjusted by
                                        a specified spread.

        4,694,227 USD/       11/26/99   Agreement with Bank of America dated             (2,456,044)
      900,000,000,000 TRL               11/25/97 to receive the notional amount
                                        multiplied by the change in market value
                                        (including accrued interest) of Turkey
                                        Indexed Linked Bond due 11/26/99 and to
                                        pay initial market value multiplied by 3
                                        month LIBOR adjusted by a specified
                                        spread.
                                                                                       ===============
                                                                                     $    21,166,981
                                                                                       ===============

         See Notes to the Schedule of Investments for definitions of currency abbreviations.

     + This swap agreement is valued by management (Note 1).

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Federal Tax Information -- (Unaudited)
--------------------------------------------------------------------------------

     For the fiscal year ended February 28, 1999, all of the Fund's distributions are from investment company taxable income, except that the Fund has designated 44.85% of distributions as net capital gain dividends.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

--------------------------------------------------------------------------------



Portfolio Managers
------------------

Mr. Thomas F. Cooper and Mr. William L. Nemerever are primarily responsible for the day-to-day management of the Fund's portfolio. Each of these individuals has been a portfolio manager with Grantham, Mayo, Van Otterloo & Co. LLC since 1993.

Management Discussion and Analysis of Fund Performance
------------------------------------------------------

The Class III shares of the Emerging Country Debt Fund returned -32.9% for the fiscal year ending February 28, 1999, which compared unfavorably with the -18.5% return on the J.P. Morgan Emerging Market Bond Index Plus. Consistent with the Fund's investment objectives and policies, the Fund was substantially invested in sovereign debt instruments of emerging countries throughout the period.

The Fund underperformed the benchmark during the fiscal year by 14.4%. Performance for emerging country debt was extraordinarily volatile. Sovereign spreads increased sharply from 650 basis points in July 1998 to more than 1700 basis points in September, as Russia defaulted on its domestic debt and devalued the ruble. Other factors also hurt performance, including the collapse in commodity prices, liquidations of speculative positions by hedge funds and growing concerns about Venezuela and Brazil. The Fund lost 35.1% in absolute terms during this two-month period, while underperforming the Index by 13.3%. The Fund recovered a portion of the loss in the fourth quarter in response to several factors, including the Fed's decision to ease monetary policy, agreement to an IMF package for Brazil and diminishing concerns about the election results in Venezuela. Sovereign spreads declined to about 1100 basis points by year-end.

Our exposure to longer-dated, less marketable instruments and our overweight exposure to Russia hurt performance throughout the fiscal year. In 1999, sovereign spreads have remained relatively stable between 1100 and 1200 basis points, despite problems in Ecuador and the decision by Brazil to devalue the real. The Fund's holdings of less liquid, less marketable, higher yielding issues performed poorly throughout the period. The best performance during this period was recorded by the more liquid and lower yielding debt issued by South Korea, Panama, Poland and Peru. The worst performing countries were Russia, Ecuador, Brazil and Venezuela. The Fund remained fully invested throughout the period.

Outlook
-------

Volatility in the emerging markets has created new opportunities for risk tolerant investors with sufficiently long investment horizons. Issues with limited marketability currently offer sizable spreads. The Fund is overweight in Bulgaria, Ecuador, Morocco and Nigeria and holds a modest overweight position in Russia. It holds issues of many countries not in the benchmark including:
Algeria, Colombia, Costa Rica, Dominican Republic, Jamaica, Jordan, Macedonia, South Africa, Tunisia and Turkey. Spreads are significantly above historic levels, providing opportunities to acquire undervalued securities.

The views expressed here are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC Management. They are not meant as investment advice.

           Comparison of Change in Value of a $10,000 Investment in
           GMO Emerging Country Debt Fund Class III Shares and the
                  JP Morgan Emerging Markets Bond Index Plus
                            As of February 28, 1999


                   ----------------------------------------
                          Average Annual Total Return
                   ----------------------------------------
                                               Since
                      1 Year                 Inception
                   ----------------------------------------
      Class                                   4/19/94
       III            -33.4                     15.9
                   ----------------------------------------
      Class                                   1/9/98
       IV             -33.3                    -26.4
                   ----------------------------------------

                           [LINE GRAPH APPEARS HERE]

Date         GMO Emerging Country Debt Fund     J.P. Morgan Emerging Markets
               Class III Shares                 Bond Index Plus
     1/31/94
     4/19/94            9,950                            10,000
     6/30/94            9,741                             9,906
     9/30/94           10,587                            10,982
    12/31/94            9,535                            10,062
     3/31/95            8,770                             8,948
     6/30/95           11,065                            10,991
     9/30/95           12,128                            11,741
    12/31/95           13,835                            12,800
     3/31/96           14,753                            13,309
     6/30/96           17,312                            14,781
     9/30/96           20,528                            16,652
    12/31/96           22,926                            17,832
     3/31/97           23,817                            17,971
     6/30/97           27,308                            19,664
     9/30/97           31,393                            21,020
    12/31/97           30,034                            20,153
     3/31/98           31,800                            21,203
     6/30/98           28,322                            19,936
     9/30/98           18,435                            15,703
    12/31/98           20,864                            17,261
     2/28/99           20,514                            16,859



Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on reinvested distributions. Each performance figure assumes purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of 50 bp on the purchase and 25 bp on the redemption. Transaction fees are paid to the Fund to cover trading costs. Performance for Class IV shares may be different due to lower shareholder service fees. Past performance is not indicative of future performance. Information is unaudited.

GMO Fundamental Value Fund
(A Series of GMO Trust)
Annual Report
February 28, 1999

Report of Independent Accountants

To the Trustees of GMO Trust and the Shareholders of GMO Fundamental Value Fund (A Series of GMO Trust)


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Fundamental Value Fund at February 28, 1999 and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
April 12, 1999

GMO Fundamental Value Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
February 28, 1999


     Shares        Description                                                      Value ($)
--------------------------------------------------------------------------------------------------
                   Common Stocks -- 92.4%

                   Advertising-- 0.1%
       10,000      Cordiant Communications Group PLC ADR                              121,250
                                                                                  -----------
                   Aerospace-- 0.2%
        5,000      Boeing Company                                                     177,813
                                                                                  -----------
                   Automotive-- 2.5%
       10,000      General Motors Corp                                                825,625
       20,000      Mascotech Industries Inc                                           302,500
       20,000      Michelin (CGDE), Class B                                           891,342
                                                                                  -----------
                                                                                    2,019,467
                                                                                  -----------
                   Banking and Financial Services-- 9.7%
       10,000      American Express Co                                              1,085,000
        7,500      Bank One Corp                                                      403,125
       35,000      Block (HR) Inc                                                   1,588,124
       27,500      Chase Manhattan Corp                                             2,189,687
       45,000      Citigroup Inc                                                    2,643,749
        2,500      Wells Fargo & Co                                                    91,875
                                                                                  -----------
                                                                                    8,001,560
                                                                                  -----------
                   Chemicals-- 0.4%
       10,000      Engelhard Corp                                                     178,125
        2,500      PPG Industries Inc                                                 130,156
                                                                                  -----------
                                                                                      308,281
                                                                                  -----------
                   Computer and Office Equipment-- 4.4%
       17,500      Electronic Data Systems Corp                                       813,750
        5,000      Hewlett Packard Co                                                 332,188
       12,500      IBM Corp                                                         2,124,999
       25,000      Intergraph Corp*                                                   138,283
       22,500      Maxtor Corp*                                                       185,625
                                                                                  -----------
                                                                                    3,594,845
                                                                                  -----------
                   Consumer Goods-- 1.6%
       20,000      Eastman Kodak Co                                                 1,323,749
                                                                                  -----------
                   Electronic Equipment-- 0.8%
       50,000      International Rectifier Corp*                                      343,750
       20,000      National Semiconductor Corp*                                       210,000
       15,000      Stewart & Stevenson Services Corp                                  125,625
                                                                                  -----------
                                                                                      679,375
                                                                                  -----------

                See accompanying notes to financial statements.               1

GMO Fundamental Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


     Shares        Description                                                      Value ($)
--------------------------------------------------------------------------------------------------
                   Food and Beverage-- 4.0%
       20,000      Anheuser Busch Cos Inc                                           1,533,749
        7,500      Bestfoods                                                          352,031
       10,000      Fresh Del Monte Produce Inc*                                       184,375
       12,500      Nestle SA ADR                                                    1,179,644
                                                                                  -----------
                                                                                    3,249,799
                                                                                  -----------
                   Health Care-- 1.8%
       25,000      Acuson Corp*                                                       375,000
        5,000      Bausch & Lomb Inc                                                  301,563
        7,500      Baxter International Inc                                           527,813
       10,000      Haemonetics Corp*                                                  166,875
       25,000      Phycor Inc*                                                        135,938
                                                                                  -----------
                                                                                    1,507,189
                                                                                  -----------
                   Insurance-- 2.9%
        5,000      Aetna Life and Casualty Co                                         370,313
       15,000      Allstate Corp                                                      562,500
       12,500      Chartwell Re Corp                                                  270,313
       25,000      Reliance Group Holdings Inc                                        257,813
       55,000      TIG Holdings Inc                                                   880,000
                                                                                  -----------
                                                                                    2,340,939
                                                                                  -----------
                   Machinery-- 2.2%
        5,000      Baker Hughes Inc                                                    90,000
        5,000      Caterpillar Inc                                                    227,813
        7,500      FMC Corp*                                                          383,906
       15,000      Milacron Inc                                                       267,188
       20,000      Pall Corp                                                          423,750
       17,500      Stanley Works                                                      425,469
                                                                                  -----------
                                                                                    1,818,126
                                                                                  -----------
                   Manufacturing-- 7.1%
       40,000      American Greetings Corp                                            947,500
       31,250      Clayton Homes Inc                                                  386,719
       25,000      Corning Inc                                                      1,337,499
       12,500      General Electric Co                                              1,253,906
       32,500      Owens Corning                                                    1,033,906
        7,500      Tenneco Inc                                                        224,531
        5,000      United Technologies Corp                                           619,375
                                                                                  -----------
                                                                                    5,803,436
                                                                                  -----------
                   Metals and Mining-- 0.8%
       25,000      Amcol International Corp                                           237,500


2               See accompanying notes to financial statements.

GMO Fundamental Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


     Shares        Description                                                      Value ($)
--------------------------------------------------------------------------------------------------
                   Metals and Mining-- continued
        7,500      Barrick Gold Corp                                                  132,656
       10,000      Newmont Mining Corp                                                172,500
       10,000      Placer Dome Inc                                                    109,375
                                                                                  -----------
                                                                                      652,031
                                                                                  -----------
                   Oil and Gas-- 4.9%
        5,000      Burlington Resources Inc                                           161,875
        8,333      EEX Corp*                                                           50,519
       20,000      Enron Oil & Gas                                                    330,000
      100,000      Gulf Canada Resources Ltd                                          231,250
        7,500      Kerr-McGee Corp                                                    214,219
       22,500      Mitchell Energy, Class B                                           275,625
       40,000      Occidental Petroleum Corp                                          602,500
        2,500      Texaco Inc                                                         116,406
        5,000      Total SA ADR                                                       258,125
       50,000      Union Pacific Resources Group                                      446,875
       15,000      Unocal Corp                                                        422,813
       30,000      USX - Marathon Group                                               620,625
       15,000      Westcoast Energy Inc                                               293,438
                                                                                  -----------
                                                                                    4,024,270
                                                                                  -----------
                   Paper and Allied Products-- 2.3%
       32,500      Abitibi-Consolidated Inc                                           260,000
       10,000      Fort James Corp                                                    298,750
        5,000      International Paper Co                                             210,000
       15,000      Kimberly Clark Corp                                                708,750
        7,500      Weyerhaeuser Co                                                    418,125
                                                                                  -----------
                                                                                    1,895,625
                                                                                  -----------
                   Pharmaceuticals-- 1.9%
       12,500      Lilly (Eli) & Co                                                 1,183,594
        5,000      Smithkline Beecham PLC ADR                                         355,625
                                                                                  -----------
                                                                                    1,539,219
                                                                                  -----------
                   Primary Materials-- 0.4%
       12,500      Crown Cork & Seal Inc                                              346,875
                                                                                  -----------
                   Printing and Publishing-- 0.3%
       10,000      News Corporation Ltd ADR                                           283,750
                                                                                  -----------
                   Real Estate-- 10.6%
       34,800      Amli Residential Properties Trust                                  693,825
       37,500      Brandywine Realty Trust                                            616,406


                See accompanying notes to financial statements.               3

GMO Fundamental Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


     Shares        Description                                                      Value ($)
--------------------------------------------------------------------------------------------------
                   Real Estate-- continued
       40,000      Equity Office Properties                                         1,030,000
       25,000      Equity Residential Properties Trust                              1,025,000
       70,000      JP Realty Inc                                                    1,294,999
       15,000      Mack-Cali Realty Corp                                              434,063
       10,000      Reckson Associates Realty Corp                                     212,500
       22,500      Simon Property Group Inc                                           572,344
       12,500      Spieker Properties Inc                                             446,875
       75,000      Summit Properties Inc                                            1,242,188
       12,500      Tower Realty Trust Inc                                             243,750
       35,000      United Dominion Realty Trust Inc                                   345,625
       35,000      Walden Residential Properties Inc                                  584,063
                                                                                  -----------
                                                                                    8,741,638
                                                                                  -----------
                   Retail Trade-- 6.2%
       27,500      Federated Department Stores Inc*                                 1,046,719
       20,000      Saks Inc*                                                          718,750
       25,000      Sears Roebuck & Co                                               1,015,625
       72,500      Toys R Us Inc*                                                   1,024,063
       15,000      Wal Mart Stores Inc                                              1,295,624
                                                                                  -----------
                                                                                    5,100,781
                                                                                  -----------
                   Services-- 7.1%
       32,500      Browning Ferris Industries Inc                                   1,023,750
        7,500      Hilton Hotels Corp                                                 118,594
       20,000      Manpower Inc                                                       478,750
       40,000      Modis Professional Services Inc*                                   547,500
       75,000      Waste Management Inc                                             3,665,624
                                                                                  -----------
                                                                                    5,834,218
                                                                                  -----------
                   Technology-- 5.6%
        2,500      Avnet Inc                                                           99,219
       37,500      Compaq Computer Corp                                             1,321,874
       20,000      Data General Corp*                                                 276,250
       10,000      G TECH Holdings Corp*                                              226,250
       50,000      Information Resources Inc*                                         418,750
       20,000      Parametric Technology Corp*                                        307,500
       50,000      Storage Technology Corp*                                         1,740,624
        3,000      Xerox Corp                                                         165,563
                                                                                  -----------
                                                                                    4,556,030
                                                                                  -----------
                   Telecommunications-- 3.5%
       25,000      GTE Corp                                                         1,621,874


4               See accompanying notes to financial statements.

GMO Fundamental Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


     Shares        Description                                                      Value ($)
--------------------------------------------------------------------------------------------------
                   Telecommunications-- continued
       12,500      MediaOne Group Inc*                                                681,250
       10,000      US West Inc                                                        533,125
                                                                                  -----------
                                                                                    2,836,249
                                                                                  -----------
                   Transportation-- 2.6%
        5,000      AMR Corp*                                                          277,188
       25,000      Canadian Pacific                                                   464,063
        5,000      Delta Air Lines Inc                                                304,063
       25,000      Ryder System Inc                                                   675,000
        2,500      UAL Corp*                                                          149,375
        5,000      USAir Group Inc*                                                   236,875
                                                                                  -----------
                                                                                    2,106,564
                                                                                  -----------
                   Utilities-- 8.5%
       20,000      Cinergy Corp                                                       583,750
       10,000      Dominion Resources Inc                                             386,250
       50,000      DPL Inc                                                            890,625
        5,000      Duke Power Co                                                      284,375
        5,000      Illinova Corp                                                      118,750
       65,000      Niagara Mohawk Power Corp*                                         950,625
       20,000      Pacificorp                                                         358,750
       10,000      Public Service Enterprise Group Inc                                380,000
       25,000      Reliant Energy Inc                                                 670,313
       35,000      Texas Utilities Co                                               1,485,312
       25,000      Unicom Corp                                                        889,063
                                                                                  -----------
                                                                                    6,997,813
                                                                                  -----------

                   Total Common Stocks  (Cost  $63,419,536)                        75,860,892
                                                                                  -----------
                   Preferred Stocks -- 4.2%

                   Metals and Mining-- 0.8%
       37,500      Freeport McMoran Corp $0.00                                        637,500
                                                                                  -----------
                   Oil and Gas-- 1.0%
       17,500      Unocal Corp Convertible 6.25% 144A                                 824,688
                                                                                  -----------
                   Primary Processing-- 0.6%
       10,000      Armco Inc Convertible $3.625                                       455,000
                                                                                  -----------
                   Real Estate-- 0.6%
       25,000      Reckson Associates Realty Corp 7.625%                              510,938
                                                                                  -----------

                See accompanying notes to financial statements.                5

GMO Fundamental Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


       Shares/
    Par Value ($)  Description                                                      Value ($)
--------------------------------------------------------------------------------------------------
                   Transportation -- 0.9%
       15,000      Union Pacific Capital Trust 6.25% 144A*                            716,250
                                                                                  -----------

                   Utilities -- 0.3%
        5,000      Texas Utilities Co Convertible 9.25%                               260,938
                                                                                  -----------

                   Total Preferred Stocks (Cost $4,240,781)                         3,405,314
                                                                                  -----------

                   DEBT OBLIGATIONS -- 1.4%

                   Electronic Equipment -- 0.2%
    $ 250,000      Advanced Micro Devices Inc, 6.00% due 5/15/05                      195,000
                                                                                  -----------
                   Oil and Gas -- 1.2%
    $1,000,000     Noram Energy Corp, 6.00% due 3/15/12                               970,000
                                                                                  -----------

                   TOTAL DEBT OBLIGATIONS (COST $1,010,953)                         1,165,000
                                                                                  -----------

                   Short-Term Investments -- 9.2%

                   Cash Equivalents -- 7.2%
    $1,330,503     BankBoston Eurodollar Time Deposit, 5.005% due 4/30/99(a)        1,330,503
      535,143      Merrimac Cash Fund Premium Class(a)                                535,143
    $4,000,000     Prudential Securities Group Inc, Master Note, 5.075% due
                   6/14/99(a)                                                       4,000,000
                                                                                  -----------
                                                                                    5,865,646
                                                                                  -----------
                   Repurchase Agreements -- 2.0%
    $1,667,816     Salomon Smith Barney Inc. Repurchase Agreement, dated
                   2/26/99, due 3/1/99, with a maturity value of $1,668,375
                   and an effective yield of 4.02%, collateralized by a U.S.
                   Treasury Obligation with a rate of 7.00%, maturity date of
                   7/15/06 and market value, including accrued interest, of
                   $1,701,173.                                                      1,667,816
                                                                                  -----------

                   TOTAL SHORT-TERM INVESTMENTS (COST $7,533,462)                   7,533,462
                                                                                  -----------
                   TOTAL INVESTMENTS -- 107.2%
                   (COST $76,204,732)                                              87,964,668

                   Other Assets and Liabilities (net)-- (7.2)%                     (5,902,841)
                                                                                  -----------

                   TOTAL NET ASSETS-- 100%                                        $82,061,827
                                                                                  ===========


6               See accompanying notes to financial statements.

GMO Fundamental Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999

                  Notes to the Schedule of Investments:

                   ADR - American Depositary Receipt
                   144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.
                   *   Non-income producing security.
                   (a) Represents investments of security lending collateral (Note 1).

                See accompanying notes to financial statements.                7

GMO Fundamental Value Fund
(A Series of GMO Trust)


Statement of Assets and Liabilities -- February 28, 1999
--------------------------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $76,204,732) (Note 1)                                $87,964,668
   Receivable for investments sold                                                      431,359
   Dividends and interest receivable                                                    185,628
   Receivable for expenses waived or borne by Manager (Note 2)                           17,454
                                                                                    ------------

       Total assets                                                                  88,599,109
                                                                                    ------------

Liabilities:
   Payable for investments purchased                                                    465,400
   Payable upon return of securities loaned (Note 1)                                  5,865,646
   Payable to affiliate for (Note 2):
      Management fee                                                                     47,823
      Shareholder service fee                                                             8,700
   Due to custodian                                                                     116,339
   Accrued expenses                                                                      33,374
                                                                                    ------------

       Total liabilities                                                              6,537,282
                                                                                    ------------

Net assets                                                                          $82,061,827
                                                                                    ============

Net assets consist of:
   Paid-in capital                                                                  $66,338,560
   Accumulated undistributed net investment income                                      179,770
   Accumulated undistributed net realized gain                                        3,783,492
   Net unrealized appreciation                                                       11,760,005
                                                                                    ============
                                                                                    $82,061,827
                                                                                    ============
Net assets attributable to:
   Class III shares                                                                 $82,061,827
                                                                                    ============
Shares outstanding:
   Class III                                                                         11,614,256
                                                                                    ============
Net asset value per share:
   Class III                                                                        $      7.07
                                                                                    ============


8              See accompanying notes to the financial statements.

GMO Fundamental Value Fund
(A Series of GMO Trust)

Statement of Operations -- Year Ended February 28, 1999
--------------------------------------------------------------------------------------------------

Investment Income:
   Dividends (net of withholding taxes of $18,174)                                   $ 2,173,897
   Interest (including securities lending income of $18,311)                             222,314
                                                                                     -----------

       Total income                                                                    2,396,211
                                                                                     -----------

Expenses:
   Management fee (Note 2)                                                               742,814
   Audit fees                                                                             30,935
   Custodian and transfer agent fees                                                      21,707
   Legal fees                                                                              1,208
   Registration fees                                                                       1,014
   Trustees fees (Note 2)                                                                    913
   Miscellaneous                                                                           2,892
   Fees waived or borne by Manager (Note 2)                                             (207,233)
                                                                                     -----------
                                                                                         594,250
   Shareholder service fee (Note 2)
       Class III                                                                         148,563
                                                                                     -----------
       Net expenses                                                                      742,813
                                                                                     -----------

          Net investment income                                                        1,653,398
                                                                                     -----------

Realized and unrealized gain (loss):
   Net realized gain on:
       Investments                                                                    28,697,706
       Foreign currency, forward contracts and foreign currency related
       transactions                                                                           49
                                                                                     -----------

          Net realized gain                                                           28,697,755
                                                                                     -----------

   Change in net unrealized appreciation (depreciation) on:
       Investments                                                                   (26,005,300)
       Foreign currency, forward contracts and foreign currency related
       transactions                                                                           69
                                                                                     -----------

          Net unrealized loss                                                        (26,005,231)
                                                                                     -----------

       Net realized and unrealized gain                                                2,692,524
                                                                                     -----------

Net increase in net assets resulting from operations                                 $ 4,345,922
                                                                                     ===========


              See accompanying notes to the financial statements.             9

GMO Fundamental Value Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------------------------

                                                               Year Ended          Year Ended
                                                            February 28, 1999   February 28, 1998
                                                             ----------------    ----------------
Increase (decrease) in net assets:
Operations:
   Net investment income                                      $ 1,653,398         $  3,498,576
   Net realized gain                                           28,697,755           70,085,215
   Change in net unrealized appreciation (depreciation)       (26,005,231)         (21,715,271)
                                                             ------------        -------------

   Net increase in net assets resulting from operations         4,345,922           51,868,520
                                                             ------------        -------------

Distributions to shareholders from:
   Net investment income
       Class III                                               (1,820,272)          (4,080,386)
                                                             ------------        -------------
       Total distributions from net investment income          (1,820,272)          (4,080,386)
                                                             ------------        -------------

   Net realized gains
       Class III                                              (43,849,538)         (60,475,201)
                                                             ------------        -------------
       Total distributions from net realized gains            (43,849,538)         (60,475,201)
                                                             ------------        -------------

                                                              (45,669,810)         (64,555,587)
                                                             ------------        -------------
   Net share transactions: (Note 5)
       Class III                                               (3,650,568)         (92,859,874)
                                                             ------------        -------------
   Decrease in net assets resulting from net share
      transactions                                             (3,650,568)         (92,859,874)
                                                             ------------        -------------

      Total decrease in net assets                            (44,974,456)        (105,546,941)

Net assets:
   Beginning of period                                        127,036,283          232,583,224
                                                             ------------        -------------


   End of period (including accumulated undistributed net
      investment income of $179,770 and $389,111,
      respectively)                                           $82,061,827         $127,036,283
                                                             ============        =============


10            See accompanying notes to the financial statements.

GMO Fundamental Value Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------------------------

                                                      Year Ended February 28/29,
                                     -----------------------------------------------------------
                                       1999        1998         1997         1996         1995
                                     -------     --------     --------     --------     --------
Net asset value, beginning of
   period                            $11.92      $ 16.33      $ 15.04      $ 12.54      $ 12.49
                                     ------      -------      -------      -------      -------

Income from investment operations:
   Net investment income               0.18         0.35         0.33         0.37         0.34
   Net realized and unrealized
      gain                             0.19         3.90         2.53         3.26         0.55
                                     ------      -------      -------      -------      -------

      Total from investment
      operations                       0.37         4.25         2.86         3.63         0.89
                                     ------      -------      -------      -------      -------


Less distributions to shareholders:
   From net investment income         (0.20)       (0.38)       (0.32)       (0.37)       (0.32)
   From net realized gains            (5.02)       (8.28)       (1.25)       (0.76)       (0.52)
                                     ------      -------      -------      -------      -------

      Total distributions             (5.22)       (8.66)       (1.57)       (1.13)       (0.84)
                                     ------      -------      -------      -------      -------
Net asset value, end of period       $ 7.07      $ 11.92      $ 16.33      $ 15.04      $ 12.54
                                     ======      =======      =======      =======      =======

Total Return (a)                       2.30%       30.43%       20.03%       29.95%        7.75%

Ratios/Supplemental Data:
   Net assets, end of period
      (000's)                        $82,062     $127,036     $232,583     $212,428     $182,871
   Net expenses to average daily
      net assets                       0.75%        0.75%        0.75%        0.75%        0.75%
   Net investment income to
      average daily net assets         1.67%        1.84%        2.15%        2.61%        2.84%
   Portfolio turnover rate               34%          21%          25%          34%          49%
   Fees and expenses voluntarily
      waived or borne by the
      Manager consisted of the
      following per share
      amounts:                       $ 0.02      $  0.04      $  0.02      $  0.01      $  0.01


(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.

               See accompanying notes to the financial statements.            11

GMO Fundamental Value Fund
(A Series of GMO Trust)

Notes to Financial Statements
February 28, 1999
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO Fundamental Value Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks long-term capital growth through investment primarily in equity securities.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

GMO Fundamental Value Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Security lending
     The Fund may lend its securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At February 28, 1999, the Fund loaned securities having a market value of $5,614,388, collateralized by cash in the amount of $5,865,646, which was invested in short-term instruments.

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for REIT securities.

     The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 28, 1999. This reclassification has no impact on net investment income, realized gain/loss and net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

                Accumulated
             Undistributed Net          Accumulated Undistributed
             Investment Income             Net Realized Gain            Paid-in Capital
           ----------------------      --------------------------     -------------------
                 $(42,467)                      $42,467                      --

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

GMO Fundamental Value Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

     Purchases and redemptions of Fund shares
     The premium on cash purchases of Fund shares is .15% of the amount invested. The Manager may waive such premium to the extent that a transaction results in minimal brokerage and transaction costs to the Fund. All purchase premiums are paid to and recorded by the Fund as paid-in capital. Purchase premiums are included as part of "shares sold" as summarized in Note 5. For the year ended February 28, 1999, the Fund received $25 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .75% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

     GMO agreed to waive a portion of its fee and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed .60% of average daily net assets.

     Effective March 1, 1999, GMO's contractual management fee was reduced to .60% of average daily net assets. GMO entered into a binding agreement effective until February 29, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the year ended February 28, 1999 was $913. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO Fundamental Value Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 28, 1999, aggregated $37,113,080 and $79,345,197, respectively.

     At February 28, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                             Gross Unrealized         Gross Unrealized         Net Unrealized
       Aggregate Cost          Appreciation             Depreciation            Appreciation
     ------------------     -------------------      -------------------     -----------------
         $76,550,876            $19,025,567              $7,611,775             $11,413,792

4.   Principal shareholders

     At February 28, 1999, 99.8% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including the purchase premiums received by the Fund, were as follows:

                                                Year Ended                     Year Ended
     Class III:                               February 28, 1999             February 28, 1998
                                        ----------------------------  -----------------------------
                                            Shares        Amount          Shares         Amount
                                        -------------  -------------  -------------  --------------
     Shares sold                               2,272  $      16,500          5,670  $      100,000
     Shares issued to shareholders
      in reinvestment of distributions     5,275,741     43,852,942      5,160,848      61,023,843
     Shares repurchased                   (4,319,130)   (47,520,010)    (8,757,323)   (153,983,717)
                                        -------------  -------------   ------------  --------------
     Net increase (decrease)                 958,883  $  (3,650,568)    (3,590,805) $  (92,859,874)
                                        =============  =============   ============  ==============

GMO Fundamental Value Fund
(A Series of GMO Trust)

Federal Income Tax Information -- (Unaudited)
--------------------------------------------------------------------------------

     For the fiscal year ended February 28, 1999, all of the Fund's distributions are from investment company taxable income, except that the Fund has designated 87.92% of distributions as net capital gain dividends.

Fundamental Value Fund-III
As of 2/28/99
Date         GMO Fundamental Value Fund        S&P 500 Index
    1/31/91
    2/28/91
    3/31/91
    4/30/91
    5/31/91
    6/30/91
    7/31/91
    8/31/91
    9/30/91
   10/31/91                              9,985                  10,000
   12/31/91                             10,337                  10,695
    3/31/92                             10,629                  10,426
    6/30/92                             10,932                  10,625
    9/30/92                             11,196                  10,960
   12/31/92                             11,776                  11,512
    3/31/93                             13,001                  12,015
    6/30/93                             13,605                  12,074
    9/30/93                             14,128                  12,385
   12/31/93                             14,422                  12,673
    3/31/94                             14,093                  12,191
    6/30/94                             14,048                  12,243
    9/30/94                             15,068                  12,841
   12/31/94                             14,935                  12,840
    3/31/95                             16,361                  14,090
    6/30/95                             17,618                  15,435
    9/30/95                             18,841                  16,661
   12/31/95                             19,503                  17,664
    3/31/96                             20,747                  18,613
    6/30/96                             21,378                  19,448
    9/30/96                             21,612                  20,049
   12/31/96                             23,948                  21,720
    3/31/97                             23,842                  22,302
    6/30/97                             26,976                  26,196
    9/30/97                             29,884                  28,158
   12/31/97                             30,832                  28,967
    3/31/98                             33,640                  33,007
    6/30/98                             33,886                  34,096
    9/30/98                             30,502                  30,705
   12/31/98                             33,948                  37,244
    2/28/99                             32,924                  37,595

Average Annual Returns
Inception                             10/31/91
1yr            5yr                             10yr (ITD)
           2.2                            17.5                    17.6

Asian crisis and Russia's collapse; some growth favorites reported earnings shortfalls in the second half. Investors expected Coca-Cola's earnings to grow 19% in 1998 and were shocked with a 15% decline. Proctor & Gamble had consistent volume shortfalls and Disney finished the year with an 18% earnings decline. These stocks started the year selling at earnings multiples of 41x, 33x, and 36x respectively, not good potential risk-adjusted returns if earnings were not met. That is why we avoided them.

     The other group to look at is the fast growers, companies such as Microsoft, Dell Computer, Cisco, and Lucent Technology. They all participate in a technology revolution networking and the Internet. Yes, there is a great future, but at what price? The stock price of some may be justified, (see Internet Stock Price chart Appendix 3) but we are affected by historical analysis of the ability of companies to sustain high growth rates. Some succeed, but the vast majority can't deliver rapid growth in the longer term.
We are biased by the statistics below.

     ----------------------------------------------------------------------
        Probability of Remaining a Growth Stock

                                                 1965-98
                                      ----------------------------------
                                        5 Years    10 Years   20 Years
                                        -------    --------   --------

        All Growth Stocks                 42%         19%        5%

        Health Care                       33          22        10

        Technology                        32          11         3
                                                   Source: Sanford Bernstein
     -----------------------------------------------------------------------


     An examination of growth stocks historically shows only a handful of today's companies will meet current targets. Maybe some investors can ride the wave of enthusiasm, but failures to meet growth targets can be painful, and how many investors will know when to get out? This will be the dilemma of the big growth investor in the future aggravated by the fact that the very large funds now own the same stocks.

     One additional penalty, due to the correlation of performance and market capitalization (see S&P 500 Performance chart Appendix 4) was our investment in mid-cap and smaller companies.

     This is a sector where we increasingly found value. These stocks started the year undervalued and continued to get cheaper. This is another category that reached unprecedented valuations on the downside. Our small stock valuation chart (see U.S. Small Stocks chart Appendix 5) graphically demonstrates the change. We had 20% of the portfolio invested in stocks outside the S&P 500, and as a group they were about unchanged for the year (I have excluded some mistakes to just measure their size effect); another 5-6 percentage point penalty.

     Summarizing this analysis suggests size and growth were our biggest restraints on performance and could explain our shortfall compared to the S&P 500:

--------------------------------------------------------------------------------
     Large Growth        7 percentage points
     Mega Cap            4 percentage points
     Small               5 percentage points
     -----              ---------------------
     Total              16 percentage points
--------------------------------------------------------------------------------

     We didn't overcome this burden with superior execution and aggravated the situation due to risk aversion. We added to the low-risk portion of the portfolio during the year: cash, bonds, and total return stocks - utilities and REITS - which reduced performance by 4 percentage points.

     The dramatic moves of the biggest market caps such as Microsoft, which was up 52% from October 8 to December 31, aggravated our mistakes. If you were not going to own the "racehorses," you had to have perfect execution and selection in the remainder of the market. We didn't measure up to that standard, but some of our shortfalls make us enthusiastic about the opportunities in the future.

     One of our traditional investment approaches proved difficult: buying companies where investors had low expectations, yet where we saw the opportunity for improvement. Our largest position, Waste Management, fell into this grouping. Unfortunately, this methodology didn't appeal to the managers that were getting the bulk of the mutual fund inflows. There was no patience. The market did not reward moderately growing companies until they demonstrated profit improvement. This approach (see U.S. Small Stocks chart Appendix 5) produced no returns last year, which was very frustrating for us since we have had great success picking stocks with a longer time horizon. I refer to Eastman-Kodak, Digital Equipment, Tandem, and the drug companies in 1994. It was not that long ago that the ability of IBM to grow was in doubt. Money flows into the market were concentrated in the largest funds. And money managers, faced with a volatile world economy and slowing profit growth, sought safety in a select group of companies to the exclusion of other investment possibilities.

     And that is what excites us now. The divergence is too extreme (see Relative Strength chart Appendix 6). Specifically look at Waste Management. It delivered the profitability hoped for in the second half, but it now sells at a 45% discount to the market. It can grow 10-12% in a slow growth environment. This should have more appeal as a few more big companies face slowing profit growth (Latin America with Southeast Asia will be hard to overcome). Investors want stability and growth. That is exactly what H.R. Block has delivered since we have owned it, but now it sells at a 30% discount. In addition, both of these companies have demonstrated their ability to raise prices, a rarity in today's low inflation, slow-growth environment. A mid-cap stock, American Greetings, is very similar. It is the second largest greeting card company. Prices have been raised 1-2% annually, helping to raise their return on assets (cost cutting is also a factor), but for two years no one has cared. It now sells at 13 times estimated earnings and it has more Internet revenues than a third of the well-known favorites. Storage Technology, which we have owned for years, gets steadily better. It dominates the tape drive storage business. Every 5-6 quarters, the company has difficulty with a product transition, resulting in an earnings shortfall not tolerated by investors in this environment. Every stock price setback has been a very good time to buy the stock. We have bought the declines and sold the rallies, which produced good gains last year and now we have another opportunity. I could mention other stocks such as Modis Professional Services, an information technology staffing company with 15-20% growth, a 13x earnings multiple, and a recently completed repurchase of 23% of its stock without using debt. Kimberly-Clark, an improving consumer products company valued at 60% of Proctor & Gamble; Federated Department Stores, the largest U.S. Department store chain that is assumed to have no growth yet has sufficient excess cash flow to produce minimum earnings gains of 5-6% just by paying down debt and repurchasing stock.

     Some turnarounds haven't succeeded yet. Toys R Us is down 60% from its highs, but we can liquidate the company and make a gain. Acuson is the leader in ultrasound medical imaging, a potential acquisition target for Hewlett-Packard, and has plans to improve profitability. Browning-Ferris the attitude of management is changing, and some managers are being changed. We hope profitability improvement is next, and it sells at 14x depressed earnings.

     All of the above companies we will own in greater size. They are some of our highest confidence situations. We have more today. The market has given us an opportunity, and we are encouraged by the risk-reward to make bigger, more concentrated bets.

     Speaking of bigger bets we find the valuation of REITS irresistible today. They underperformed the market last year by 45%, yes 45%, in a group that produced 9% earnings (cash flow) growth, better than the S&P 500. We think the cash flow growth will be better than most companies' again in 1999. This should catch investors' attention, and with yields of 7% and potential growth of 5-7%, will be hard to ignore. As you can see by the comment of Barton Biggs, interest is growing (see REIT chart Appendix 7).

     We think the REITS should be at least 10% of the portfolio - - they have the added feature that they may provide stability in turbulent markets. So far, they have only declined marginally on down days and have actually risen a few days when the market dropped.

     Our confidence in our approach is sustained by our belief that divergences are addressed. We have seen value reversals in 1973-74 and 1990. Small stocks have done the same. Our frustration is being early, but after doing a comprehensive review our conviction is higher. We outperformed the average value fund, we avoided the potential disaster of increasing the small stock bet, and we resisted the lure of cheap price to book valuations which would have led us into one of the worst parts of the market cyclicals. And if I adjust for our risk-averse bias, assuming the market was (and is) overvalued, adding back the 4 percentage points penalty means we were performing better than the conventional value indices. Is that fair?

     This year will prove the answer. Markets cannot stay overvalued for long periods, and this feels like the longest. And if an adjustment is in order, what we lost in relative performance, we should then make up in 1999. Then we will see how we did versus other fully invested value managers. I think very well.

     Thank you for wading through this lengthy description of last year. I am certainly concerned about the degree of our shortfall but also believe a major portion of it was unavoidable if we are going to adhere to our style and capabilities. I know it has been a disappointment to you, but I think we understand the environment, have improved our "tactics," and have the opportunity to make up the large gap of the last year and a half. I'd like to make just one final comment. Mark McGwire's home run total broke a record held by Roger Maris in 1961. That was 37 years ago. Roger Maris broke Babe Ruth's record of 60 homers, which stood for 34 years. Judging from baseball, these phenomena are not repeated often!

                                                                      Appendix 1
                                MARKET BREADTH

                             NYSE & NASDAQ Stocks
                  % Change From 52-Wk High to Close 10/16/98


Appendix 1 [A BAR CHART DEPICTING THE MARKET BREADTH OF NYSE & NASDAQ STOCKS FROM 1987 TO 1998 APPEARS HERE.]

                                                                      Appendix 2
                              IMPLIED GROWTH RATE

Appendix 2 [A TABLE DEPICTING THE IMPLIED GROWTH RATE OF FORTY-SEVEN COMPANIES WITHIN THE S&P 500 APPEARS HERE.]

                                                                      Appendix 3
                       INTERNET STOCK PRICE PERFORMANCE

Appendix 3 [A LINE GRAPH DEPICTING THE INTERNET STOCK PRICE PERFORMANCE OF THREE INDICES FOR CALENDAR YEAR 1998 APPEARS HERE.]

                                                                      Appendix 4
                              S&P 500 PERFORMANCE

Appendix 4 [A TABLE DEPICTING THE CAP-WEIGHTED RETURN OF THE BIGGEST AND SMALLEST STOCKS OF THE S&P 500 FOR CALENDAR YEAR 1998 APPEARS HERE.]

                                                                      Appendix 5
               U.S. SMALL STOCKS NOW AS CHEAP AS IN 1973 TO 1974

Appendix 5 [A LINE GRAPH COMPARING THE PRICE/SALES OF SMALL STOCKS TO THAT OF SIMILAR STOCKS IN THE S&P 500 FROM 1974 TO 1998 APPEARS HERE.]

           [A LINE GRAPH COMPARING THE PRICE/FAIR VALUE OF SMALL STOCKS TO THAT OF SIMILAR STOCKS IN THE S&P 500 FROM 1964 TO 1998 APPEARS HERE.]

           [A LINE GRAPH COMPARING THE PRICE/BOOK OF SMALL STOCKS TO THAT OF SIMILAR STOCKS IN THE S&P 500 FROM 1964 TO 1998 APPEARS HERE.]

           [A LINE GRAPH COMPARING THE PRICE/EARNINGS OF SMALL STOCKS TO THAT OF SIMILAR STOCKS IN THE S&P 500 FROM 1964 TO 1998 APPEARS HERE.]

                                                                      Appendix 6
                               RELATIVE STRENGTH

                             12/31/74 to 12/31/98

Appendix 6 [A LINE GRAPH DEPICTING THE RELATIVE STRENGTH OF THE S&P 500/BARRA VALUE INDEX FROM 1975 TO 1998 APPEARS HERE.]

                                                                      Appendix 7
                                     REITs

                          Relative Multiple Analysis:
                       S&P Ratios/Top Down AFFO Multiple

Appendix 7 [A LINE GRAPH DEPICTING A RELATIVE MULTIPLE ANALYSIS OF REITS FROM 1994 TO 1998 APPEARS HERE.]

     "In the U.S., the only thing I really see, other than a few special situations, are the REITs. The REITs had a terrible year in 1998, the REIT Index I look at was down something like 18%.

     ...REITs - in an expensive world - do look like value to me. What you have to look at is what's happening to the underlying asset class, which of course is American commercial real estate. American commercial real estate is not truly cheap, the way it was in the early 1990s. But it is not overvalued by any stretch of the imagination, either. The recent indigestion in the capital markets is a positive development for the REIT group, because it has made it much more difficult for developers to get financing. So the way we look at it, the REITs are actually selling at a slight discount to their private market NAVs (net asset values). As recently as 1997 and late 1996, REITs sold at premiums as high as 30% to their NAVs. So you have had a big correction.

     ...They do represent, I think, a unique combination - the overall REIT index has a yield of about 6.5% and - while their estimates are probably too high - analysts believe those dividends are going to grow somewhere in the 6% - 8% range over the next three to five years. We are actually talking about high single-digit dividend growth in 1999. So I would really call REITs a form of growth bond. With that yield, they look attractive."

           Comparison of Change in Value of a $10,000 Investment in
       GMO Fundamental Value Fund Class III Shares and the S&P 500 Index
                            As of February 28, 1999

                       --------------------------------
                          Average Annual Total Return
                       --------------------------------
                                              Since
                                            Inception
                         1 Year   5 Year     10/31/91
             Class     --------------------------------
              III         2.2%    17.5%       17.6%
                       --------------------------------


                           [LINE GRAPH APPEARS HERE]

                       GMO Fundamental Value Fund
        Date               Class III Shares                S&P 500 Index
        ----           --------------------------          -------------
       1/31/91
       2/28/91
       3/31/91
       4/30/91
       5/31/91
       6/30/91
       7/31/91
       8/31/91
       9/30/91
      10/31/91                    9,985                        10,000
      12/31/91                   10,337                        10,695
       3/31/92                   10,629                        10,426
       6/30/92                   10,932                        10,625
       9/30/92                   11,196                        10,960
      12/31/92                   11,776                        11,512
       3/31/93                   13,001                        12,015
       6/30/93                   13,605                        12,074
       9/30/93                   14,128                        12,385
      12/31/93                   14,422                        12,673
       3/31/94                   14,093                        12,191
       6/30/94                   14,048                        12,243
       9/30/94                   15,068                        12,841
      12/31/94                   14,935                        12,840
       3/31/95                   16,361                        14,090
       6/30/95                   17,618                        15,435
       9/30/95                   18,841                        16,661
      12/31/95                   19,503                        17,664
       3/31/96                   20,747                        18,613
       6/30/96                   21,378                        19,448
       9/30/96                   21,612                        20,049
      12/31/96                   23,948                        21,720
       3/31/97                   23,842                        22,302
       6/30/97                   26,976                        26,196
       9/30/97                   29,884                        28,158
      12/31/97                   30,832                        28,967
       3/31/98                   33,640                        33,007
       6/30/98                   33,886                        34,096
       9/30/98                   30,502                        30,705
      12/31/98                   33,948                        37,244
       2/28/99                   32,924                        37,595

Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on reinvested distributions. Each performance figure assumes purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of 15 bp on the purchase. Transaction fees are paid to the Fund to cover trading costs. Past performance is not indicative of future performance. Information is unaudited.

GMO Global Balanced Allocation Fund
(A Series of GMO Trust)
Annual Report
February 28, 1999

GMO Global Balanced Allocation Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
February 28, 1999



Par Value ($)/
   Shares     Description                                          Value ($)
-------------------------------------------------------------------------------

              MUTUAL FUNDS-- 100.0%
    32,816    GMO Currency Hedged International Bond Fund              343,584
   833,218    GMO Currency Hedged International Core Fund            7,732,268
 1,812,646    GMO Domestic Bond Fund                                17,492,031
   605,546    GMO Emerging Country Debt Fund                         4,172,214
   598,588    GMO Emerging Markets Fund                              3,777,093
   645,443    GMO Evolving Countries Fund                            3,704,842
   194,666    GMO Growth Fund                                          805,915
   341,042    GMO Inflation Indexed Bond Fund                        3,369,494
   440,376    GMO International Bond Fund                            4,430,182
   430,350    GMO International Core Fund                            8,770,538
    93,203    GMO International Small Companies Fund                 1,027,099
   723,580    GMO REIT Fund                                          6,606,281
   327,818    GMO Small Cap Growth Fund                              3,566,657
   614,510    GMO Small Cap Value Fund                               7,183,619
 3,022,580    GMO U.S. Bond/Global Alpha A Fund                     30,920,992
 1,106,898    GMO U.S. Core Fund                                    20,577,237
   300,549    GMO Value Fund                                         3,125,708
                                                                --------------

              TOTAL MUTUAL FUNDS  (COST  $145,566,999)             127,605,754
                                                                --------------

              SHORT-TERM INVESTMENTS -- 0.0%

              Repurchase Agreements -- 0.0%
 $   9,821    Salomon Smith Barney Inc. Repurchase
              Agreement, dated 2/26/99, due 3/1/99, with
              a maturity value of $9,824 and an effective
              yield of 4.02%, collateralized by a U.S.
              Treasury Obligation with a rate of 7.00%,
              maturity date of 7/15/06 and market value,
              including accrued interest, of $10,017.                    9,821
                                                                --------------

              TOTAL SHORT-TERM INVESTMENTS  (COST  $9,821)               9,821
                                                                --------------

              TOTAL INVESTMENTS-- 100.0%
              (Cost $145,576,820)                                  127,615,575

              Other Assets and Liabilities (net) -- 0.0%               (15,151)
                                                                --------------

              TOTAL NET ASSETS-- 100%                           $  127,600,424
                                                                ==============



               See accompanying notes to the financial statements.            1

GMO Global Balanced Allocation Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- February 28, 1999
--------------------------------------------------------------------------------




Assets:
   Investments, at value (cost $145,576,820) (Note 1)             $127,615,575
   Receivable for expenses waived or borne by Manager (Note 2)           3,332
                                                                  ------------

       Total assets                                                127,618,907
                                                                  ------------

Liabilities:
   Accrued expenses                                                     18,483
                                                                  ------------

       Total liabilities                                                18,483
                                                                  ------------

Net assets                                                        $127,600,424
                                                                  ============

Net assets consist of:
   Paid-in capital                                                $139,772,299
   Accumulated undistributed net investment income                      14,964
   Accumulated undistributed net realized gain                       5,774,406
   Net unrealized depreciation                                     (17,961,245)
                                                                  ------------
                                                                  $127,600,424
                                                                  ============

Net assets attributable to:
   Class III shares                                               $127,600,424
                                                                  ============

Shares outstanding:
   Class III                                                        12,144,101
                                                                  ============

Net asset value per share:
   Class III                                                      $      10.51
                                                                  ============


2             See accompanying notes to the financial statements.

GMO Global Balanced Allocation Fund
(A Series of GMO Trust)

Statement of Operations -- Year Ended February 28, 1999
--------------------------------------------------------------------------------



Investment Income:
   Dividends from investment company shares                      $3,053,883
   Interest                                                             824
                                                                -----------

       Total income                                               3,054,707
                                                                -----------

Expenses:
   Audit fees                                                        16,691
   Registration fees                                                 16,670
   Custodian and transfer agent fees                                 16,513
   Legal fees                                                         3,009
   Trustees fees (Note 2)                                             1,185
   Miscellaneous                                                      3,079
   Fees waived or borne by Manager (Note 2)                         (57,147)
                                                                -----------
       Net expenses                                                      --
                                                                -----------

          Net investment income                                   3,054,707
                                                                -----------

Realized and unrealized gain (loss):
   Net realized gain (loss) on:
       Investments                                                 (543,810)
       Realized gain distributions from
         investment company shares                               11,544,223
                                                                -----------

          Net realized gain                                      11,000,413
                                                                -----------

   Change in net unrealized appreciation (depreciation)
         on investments                                          (17,495,45)
                                                                -----------

       Net realized and unrealized loss                          (6,495,046)
                                                                -----------

Net decrease in net assets resulting from operations            $(3,440,339)
                                                                ===========



               See accompanying notes to the financial statements.             3

GMO Global Balanced Allocation Fund
(A Series of GMO Trust)


Statement of Changes in Net Assets
---------------------------------------------------------------------------------------------------


                                                                                    Year Ended February 28,
                                                                               -----------------------------------
                                                                                    1999                1998
                                                                               ----------------    ---------------
Increase (decrease) in net assets:
Operations:
   Net investment income                                                         $ 3,054,707         $ 2,690,899
   Net realized gain                                                              11,000,413           9,989,345
   Change in net unrealized appreciation (depreciation)                          (17,495,459)         (1,239,876)
                                                                                ------------        ------------

   Net increase (decrease) in net assets resulting from operations                (3,440,339)         11,440,368
                                                                                ------------        ------------

Distributions to shareholders from:
   Net investment income
       Class I                                                                            --            (612,518)
       Class II                                                                           --          (1,668,937)
       Class III                                                                  (3,054,707)           (409,444)
                                                                                ------------        ------------
       Total distributions from net investment income                             (3,054,707)         (2,690,899)
                                                                                ------------        ------------
   In excess of net investment income
       Class I                                                                            --              (2,044)
       Class II                                                                           --              (5,570)
       Class III                                                                  (3,098,321)             (1,366)
                                                                                ------------        ------------
       Total distributions in excess of net investment income                     (3,098,321)             (8,980)
                                                                                ------------        ------------
   Net realized gains
       Class I                                                                            --          (1,560,218)
       Class II                                                                           --          (4,205,151)
       Class III                                                                  (5,840,251)         (1,039,983)
                                                                                ------------        ------------
       Total distributions from net realized gains                                (5,840,251)         (6,805,352)
                                                                                ------------        ------------

                                                                                 (11,993,279)         (9,505,231)
                                                                                ------------        ------------
   Net share transactions: (Note 5)
       Class I                                                                            --          (5,680,394)
       Class II                                                                           --         (12,119,329)
       Class III                                                                  27,754,476         109,936,573
                                                                                ------------        ------------
   Increase in net assets resulting from net share transactions                   27,754,476          92,136,850
                                                                                ------------        ------------

      Total increase in net assets                                                12,320,858          94,071,987

Net assets:
   Beginning of period                                                           115,279,566          21,207,579
                                                                                ------------        ------------
   End of period (including undistributed net investment
      income of $14,964 and accumulated undistributed net
      investment income of $0, respectively)                                    $127,600,424        $115,279,566
                                                                                ============        ============


4              See accompanying notes to the financial statements.

GMO Global Balanced Allocation Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class I share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                      Period from     Period from July 29, 1996
                                                     March 1, 1997   (commencement of operations)
                                                  to January 9, 1998     to February 28, 1997
                                                  ------------------ ----------------------------
Net asset value, beginning of period                     $11.19                $10.00
                                                         ------                ------


Income from investment operations:
   Net investment income (b)                               0.55+                 0.22
   Net realized and unrealized gain                        0.65                  1.35
                                                         ------                ------

      Total from investment operations                     1.20                  1.57
                                                         ------                ------


Less distributions to shareholders:
   From net investment income                             (0.32)                (0.22)
   In excess of net investment income                        --(d)                 --
   From net realized gains                                (0.83)                (0.16)
                                                         ------                ------

      Total distributions                                 (1.15)                (0.38)
                                                         ------                ------
Net asset value, end of period                           $11.24(c)             $11.19
                                                         ======                ======

Total Return (a)                                          10.70%                15.85%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                         --                $6,848
   Net expenses to average daily net assets                0.13%*                0.15%*
   Net investment income to average daily net
      assets (b)                                           5.27%*                2.75%*
   Portfolio turnover rate                                   18%                   33%
   Fees and expenses voluntarily waived or borne
      by the Manager consisted of the following
      per share amounts:                                 $ 0.01                $ 0.03

(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.

(b) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.

(c) All Class I shares of the Fund were exchanged for Class III shares on January 9, 1998. Amount represents ending net asset value per share on January 9, 1998.

(d)  The per share distribution in excess of net investment income was $0.001.

+    Computed using average shares outstanding throughout the period.

*    Annualized.


               See accompanying notes to the financial statements.            5

GMO Global Balanced Allocation Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class II share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                     Period from     Period from December 31,1996
                                                    March 1, 1997    (commencement of operations)
                                                 to January 9, 1998      to February 28, 1997
                                                 ------------------  ----------------------------
Net asset value, beginning of period                    $11.19                $ 10.86
                                                        ------                -------


Income from investment operations:
   Net investment income (b)                              0.55+                    --
   Net realized and unrealized gain                       0.66                   0.33
                                                        ------                -------

      Total from investment operations                    1.21                   0.33
                                                        ------                -------

Less distributions to shareholders:
   From net investment income                            (0.33)                    --
   In excess of net investment income                       --(d)                  --
   From net realized gains                               (0.83)                    --
                                                        ------                -------

      Total distributions                                (1.16)                    --
                                                        ------                -------
Net asset value, end of period                          $11.24(c)             $ 11.19
                                                        ======                =======

Total Return (a)                                         10.73%                  3.04%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                        --                $14,359
   Net expenses to average daily net assets               0.07%*                 0.07%*
   Net investment income to average daily net
      assets (b)                                          5.31%*                (0.07)%*
   Portfolio turnover rate                                  18%                    33%
   Fees and expenses voluntarily waived or borne
      by the Manager consisted of the following
      per share amounts:                                $ 0.01                $  0.01

(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.

(b) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.

(c) All Class II shares of the fund were exchanged for Class III shares on January 9, 1998. Amount represents ending net asset value per share on January 9, 1998.

(d)  The per share distribution in excess of net investment income was $0.001.

+    Computed using average shares outstanding throughout the period.

*    Annualized.


6             See accompanying notes to the financial statements.

GMO Global Balanced Allocation Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
-----------------------------------------------------------------------------------------------------


                                                                      Period from June 2, 1997
                                                                           (commencement of
                                                        Year Ended           operations)
                                                    February 28, 1999   to February 28, 1998
                                                   -------------------  ---------------------
Net asset value, beginning of period                    $  11.87             $  11.56
                                                        --------             --------

Income from investment operations:
   Net investment income (b)                                0.31                 0.17+
   Net realized and unrealized gain (loss)                 (0.54)                1.30
                                                        --------             --------

      Total from investment operations                     (0.23)                1.47
                                                        --------             --------

Less distributions to shareholders:
   From net investment income                              (0.28)               (0.33)
   In excess of net investment income                      (0.29)                  --(c)
   From net realized gains                                 (0.56)               (0.83)
                                                        --------             --------

      Total distributions                                  (1.13)               (1.16)
                                                        --------             --------
Net asset value, end of period                          $  10.51             $  11.87
                                                        ========             ========

Total Return (a)                                           (2.27)%              13.31%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                    $127,600             $115,280
   Net expenses to average daily net assets (d)             0.00%                0.00%*
   Net investment income to average daily net
      assets (b)                                            2.50%                1.91%*
   Portfolio turnover rate                                    10%                  18%
   Fees and expenses voluntarily waived or borne
      by the Manager consisted of the following
      per share amounts:                                $   0.01             $   0.01

(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.

(b) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.

(c)  The per share distribution in excess of net investment income was $0.001.

(d) Net expenses exclude expenses incurred indirectly through investment in underlying funds. See Note 1.

+    Computed using average shares outstanding throughout the period.

*    Annualized.



               See accompanying notes to the financial statements.            7

GMO Global Balanced Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements
February 28, 1999
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO Global Balanced Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund operates as a "fund-of-funds" in that, pursuant to management provided by the Manager, it makes investments in other funds of the Trust ("underlying funds"). The Fund seeks a total return greater than that of the GMO Global Balanced Index, a benchmark developed by the Manager. The Fund will pursue its objective by investing in Class III shares of domestic equity, international equity, and fixed income funds of the Trust.

     Prior to January 9, 1998, the Fund offered three classes of shares: Class I, Class II and Class III. Effective January 9, 1998, Class I shares and Class II shares ceased operations, and all shares were exchanged for Class III shares. The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Shares of underlying funds are valued at their net asset value as reported on each business day. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

GMO Global Balanced Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for the classification of distributions received from underlying funds and redemptions in-kind. Gains resulting from such in-kind transactions amounted to $12,740.

     The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 28, 1999. This reclassification has no impact on net investment income, realized gain/loss and net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gain under federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

          Accumulated                 Accumulated
         Undistributed             Undistributed Net
       Investment Income             Realized Gain             Paid-in Capital
      -------------------         -------------------         -----------------
          $3,113,285                 $(2,682,780)                $(430,505)

GMO Global Balanced Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary.

     Purchases and redemptions of Fund shares
     The premium on cash purchases of Fund shares is .35% of the amount invested. In the case of cash redemptions, the fee is .11% of the amount redeemed. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. Purchase premiums are included as part of each class' "shares sold" and redemption fees are included as part of each class' "shares repurchased", respectively, as summarized in Note 5. For the year ended February 28, 1999 the Fund received $64,815 in purchase premiums and $4,766 in redemption fees. There is no premium for reinvested distributions or in-kind transactions.

     Investment risk
     The Fund is subject to the investment risk associated with an investment in the underlying funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

GMO Global Balanced Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

2.   Fees and other transactions with affiliates

     The Manager determines the allocation of the assets of the Fund among designated underlying funds. The Manager does not charge an advisory fee for asset allocation advice provided to the Fund, but receives advisory and shareholder service fees from the underlying funds in which the Fund invests. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. No shareholder service fee is charged for Class III shares.

     GMO has contractually agreed to reimburse all expenses directly incurred by the Fund until February 29, 2000 (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses).

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the year ended February 28, 1999 was $1,185. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 28, 1999 aggregated $42,315,382 and $11,952,056, respectively.

     At February 28, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                        Gross Unrealized    Gross Unrealized    Net Unrealized
      Aggregate Cost      Appreciation        Depreciation       Depreciation
     ----------------  ------------------  ------------------  ----------------
       $146,318,848         $359,845           $19,063,118        $18,703,273

4.   Principal shareholders

     At February 28, 1999, 51.4% of the outstanding shares of the Fund were held by four shareholders, each holding in excess of 10% of the Fund's outstanding shares.

GMO Global Balanced Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including a class' portion of the purchase premiums and redemption fees received by the Fund, were as follows:

                                                                             Period from March 1, 1997
     Class I:                                                                   to January 9, 1998
                                                                          --------------------------------
                                                                             Shares           Amount
                                                                          -------------   ----------------
     Shares sold                                                            1,325,598    $   16,081,830
     Shares issued to shareholders in
       reinvestment of distributions                                          185,366         2,100,511
     Shares repurchased                                                    (2,123,092)      (23,862,735)
                                                                          -------------   ----------------
     Net decrease                                                            (612,128)   $   (5,680,394)
                                                                          =============   ================


                                                                             Period from March 1, 1997
   Class II:                                                                    to January 9, 1998
                                                                          --------------------------------
                                                                             Shares           Amount
                                                                          -------------   ----------------
   Shares sold                                                              3,870,787    $   45,813,645
   Shares issued to shareholders in
     reinvestment of distributions                                            471,399         5,347,162
   Shares repurchased                                                      (5,625,582)      (63,280,136)
                                                                          -------------   ----------------
   Net decrease                                                            (1,283,396)   $  (12,119,329)
                                                                          =============   ================

                                                                             Period from June 2, 1997
                                                 Year Ended                (commencement of operations)
   Class III:                                February 28, 1999                 to February 28, 1998
                                       -------------------------------    --------------------------------
                                          Shares           Amount            Shares           Amount
                                       --------------  ---------------    -------------   ----------------
   Shares sold                              2,130,109 $     24,341,942       9,599,238   $    108,707,411
   Shares issued to shareholders in
     reinvestment of distributions          1,001,505       11,059,081         127,806          1,450,793
   Shares repurchased                        (695,474)      (7,646,547)        (19,083)          (221,631)
                                       --------------  ---------------    -------------   ----------------
   Net increase                             2,436,140 $     27,754,476       9,707,961   $    109,936,573
                                       ==============  ===============    =============   ================

GMO Global Balanced Allocation Fund
(A Series of GMO Trust)

Federal Tax Information -- (Unaudited)
--------------------------------------------------------------------------------

For the fiscal year ended February 28, 1999, all the Fund's distributions are from investment company taxable income, except that the Fund has designated 48.7% of distributions as net capital gain dividends.

Report of Independent Accountants

To the Trustees of GMO Trust and the Shareholders of GMO Global Balanced Allocation Fund (A Series of GMO Trust)


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Global Balanced Allocation Fund at February 28, 1999 and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
Boston, Massachusetts
April 22, 1999

GMO Global Balanced Allocation Fund
(A Series of GMO Trust)


--------------------------------------------------------------------------------


Portfolio Managers
------------------

Mr. R. Jeremy Grantham and Mr. Ben Inker are primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Grantham has been a portfolio manager at Grantham, Mayo, Van Otterloo & Co. LLC for more than fifteen years. Mr. Inker has been with the firm for seven years.


Management Discussion and Analysis of Fund Performance
------------------------------------------------------

The Class III shares of the Global Balanced Allocation Fund returned -2.3% for the twelve months ended February 28, 1999. During that period the benchmark (48.75% S&P 500/16.25% GMO EAFE-Lite Extended/35% Lehman Aggregate) returned 12.7%.

Our fundamental conclusion at the outset of 1998 was that the developed, large-cap equity markets in the U.S. and abroad were markedly overvalued. Our research indicated that better long-term returns could be achieved from investments in other asset classes, including both REITS and small-caps in the U.S., emerging and small-cap international equities and fixed income instruments. By diversifying out of large-cap equities and into other asset classes with good return potential, we believed we were exposing our clients to a portfolio with better return potential and a reasonable level of risk. What we did not anticipate was that in the wake of the global crisis and the ensuing flight to quality stocks, everything other than blue chips was sold by nervous investors. As a result, all of our bets worked against us.

During the fiscal year, the Fund was underweight in U.S. stocks by 17% relative to the benchmark. Due to the continuing rally of U.S. equities, this allocation hurt the Fund's overall performance. Within U.S. stocks, we tilted the portfolio towards the most attractively valued sectors including small stocks, where we were 8% overweight, and real estate investment trusts (REITs), where we were 5% overweight. For the fiscal year, the allocation to REITs hurt performance, as the GMO REIT Fund underperformed the S&P 500 Index by a staggering 44%. Performance of the GMO Growth Fund added 3.2% relative to the S&P 500. However, this gain was offset by underperformance of the GMO Small Cap Value, Small Cap Growth, U.S. Core and Value Funds.

Our neutral position in international stocks was unsuccessful in adding value. Performance of the GMO International Core and Currency Hedged International Core Funds lagged their benchmark as the rally in expensive multinationals continued. The GMO International Core Fund returned -0.7% while the GMO Currency Hedged International Core Fund returned -1.8%, underperforming the GMO EAFE-Lite Index by 6.8% and 7.9%, respectively. The Fund was 4% overweight emerging equities for the period, hurting performance as both the GMO Emerging Markets Fund and the GMO Evolving Countries Fund trailed the IFC Investable Composite by 6.2% and 6.8%, respectively. Collectively, the allocation to international equities cost the Fund -3.8% relative to the benchmark.

The fund is overweight 12% in fixed income, with allocations to international and emerging bonds along with U.S. fixed income. Due largely to the poor performance of the GMO Emerging Country Debt Fund during the Asian-Russian crisis, this position detracted from performance.

GMO Global Balanced Allocation Fund
(A Series of GMO Trust)


--------------------------------------------------------------------------------

The fundamentals of today's markets do not justify the extreme valuation disparities that we see. The investment climate has become increasingly speculative, exemplified by the extraordinary returns and volatility of Internet stocks. Our conviction that these conditions cannot prevail indefinitely remains firm. As such, we will hold our positions, which are now remarkably cheap. With the eventual return to intrinsic value, we expect the opportunities for value-added resulting from these extreme conditions will be extraordinary and will vastly offset recent underperformance.

The views expressed here are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC Management. They are not meant as investment advice.

           Comparison of Change in Value of a $10,000 Investment in
         GMO Global Balanced Allocation Fund Class III Shares and the
           MSCI All Country World Index (50%)/Lehman Aggregate (50%)
                            As of February 28, 1999


                      ----------------------------------
                          Average Annual Total Return
                      ----------------------------------
                                              Inception
                      1yr          5yr         7/29/96
                      ----------------------------------
                      -2.7         N/A           11.2
                      ----------------------------------


                           [LINE GRAPH APPEARS HERE]


Date       GMO Global Balanced Allocation Fund  MSCI All Country World Index (50%)/Lehman Aggregate (50%)  GMO Global Balanced Index
                   Class III Shares
  1/31/96
  7/29/96                                 9,965                                               10,000                        10,000
  9/30/96                                10,583                                               10,574                        10,604
 12/31/96                                11,204                                               11,175                        11,206
  3/31/97                                11,307                                               11,298                        11,357
  6/30/97                                12,255                                               12,476                        12,672
  9/30/97                                13,114                                               13,159                        13,304
 12/31/97                                12,979                                               13,548                        13,462
  3/31/98                                13,910                                               14,587                        14,766
  6/30/98                                13,638                                               15,001                        15,116
  9/30/98                                12,562                                               14,590                        14,260
 12/31/98                                13,548                                               16,122                        16,174
  2/28/99                                13,169                                               16,115                        16,117

Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on reinvested distributions. Each performance figure assumes purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of 35 bp on the purchase and 11 bp on the redemption. Transaction fees are paid to the Fund to cover trading costs. Past performance is not indicative of future performance. Information is unaudited.

*Performance is linked to Class I shares (originating share class) and is converted to Class III shares on June 2, 1997 (commencement date of Class III shares).

GMO Global Bond Fund
(A Series of GMO Trust)
Annual Report
February 28, 1999

Report of Independent Accountants

To the Trustees of GMO Trust and the Shareholders of GMO Global Bond Fund (A Series of GMO Trust)




In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Global Bond Fund at February 28, 1999 and results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
Boston, Massachusetts
April 22, 1999

GMO Global Bond Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
February 28, 1999


       Par Value     Description                                                     Value ($)
-------------------------------------------------------------------------------------------------
                     DEBT OBLIGATIONS -- 97.7%

                     Argentina -- 0.5%
USD      940,000     Republic of Argentina PDI (Global Bearer),
                        Variable Rate, 6 mo. LIBOR + .81%, 6.19%, due 3/31/05            770,802
                                                                                     -----------
                     Australia -- 1.5%
USD    2,500,000     Westralia Airports Corp, 144A, 6.48%, due 4/1/10                  2,478,502
                                                                                     -----------
                     Brazil -- 0.8%
USD    2,500,000     Brazil New Money Bond,
                        Variable Rate, 6 mo. LIBOR + .88%, 6.19%, due 4/15/09          1,307,815
                                                                                     -----------
                     Bulgaria -- 0.3%
USD    2,000,000     Bulgaria Discount Series B Interest                                 200,002
                        Strips, Basket 2, 0.00%, due 1/28/10 - 7/28/24

USD      500,000     Bulgaria FLIRB Series B,
                        Variable Rate, Step Up, 3.00%, due 7/28/12                       297,502
                                                                                     -----------
                                                                                         497,504
                                                                                     -----------
                     Canada -- 0.9%
CAD    2,000,000     Government of Canada Real Return, 4.25%, due 12/1/21              1,479,737
                                                                                     -----------
                     Cayman Islands -- 6.0%
USD    8,000,000     Great Point CBO Ltd. Series 98-1A Class A1, 144A,
                        Variable Rate, 6 mo. LIBOR + .30%, 5.71%, due 10/15/10         7,885,002
USD    2,000,000     Pemex Finance Ltd Series 1A Class A2,
                        144A, 6.30%, due 5/15/10                                       1,945,002
                                                                                     -----------
                                                                                       9,830,004
                                                                                     -----------

                     Chile -- 1.2%
USD    2,000,000     Banco Santander, 6.50%, due 11/1/05                               1,927,502
                                                                                     -----------

                     Ecuador -- 0.1%
USD      500,000     Republic of Ecuador Par Bond,
                        Variable Rate, Step Up, 3.50%, due 2/28/25                       195,002
                                                                                     -----------

                     France -- 2.7%
FRF   23,650,000     Credit Foncier, 6.50%, due 10/13/08                               4,504,239
                                                                                     -----------

                     Jordan -- 0.2%
USD      500,000     Hashemite Kingdom of Jordan Par Bond,
                        Variable Rate, Step Up, 144A, 5.50%, due 12/23/23                280,002
                                                                                     -----------

              See accompanying notes to the financial statements.              1

GMO Global Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


      Par Value      Description                                               Value ($)
--------------------------------------------------------------------------------------------
                     Mexico -- 4.0%
FRF     5,000,000    Mexico Par Bond, 6.63%, due 12/31/19                          650,608
CHF    13,000,000    Mexico Par Bond, 3.75%, due 12/31/19                        5,898,491
                                                                               -----------
                                                                                 6,549,099
                                                                               -----------

                     New Zealand -- 1.5%
NZD     4,500,000    New Zealand Index Linked Bond, 4.50%, due 2/15/16           2,411,517
                                                                               -----------

                     Nigeria -- 0.5%
USD     1,206,672    Central Bank of Nigeria Par Bond,
                        Variable Rate, Step Up, 6.25%, due 11/15/20                766,239
                                                                               -----------

                     Russia -- 0.0%
USD        68,763    Russia Vnesheconombank IAN,
                        Variable Rate, 6 mo. LIBOR + .81%, 5.97%,
                        due 12/15/15                                                 6,878
                                                                               -----------

                     Supra National -- 1.5%
AUD     4,600,000    European Bank for Reconstruction and
                        Development, Zero Coupon, due 2/10/28                      474,769
GBP     1,000,000    International Bank for Reconstruction and
                        Development, 11.50%, due 11/9/03                         2,026,532
                                                                               -----------
                                                                                 2,501,301
                                                                               -----------

                     Sweden -- 4.0%
SEK     5,000,000    Government of Sweden Index Linked Bond,
                        4.00%, due 12/1/20                                         660,194
SEK    43,300,000    Kingdom of Sweden, 6.00%, due 2/9/05                        5,818,505
                                                                               -----------
                                                                                 6,478,699
                                                                               -----------

                     United States -- 71.8%

                     Asset Backed Securities -- 61.2%
USD       408,834    AFC Home Equity Loan Trust Series 97-1 Class A,
                        Variable Rate, 1 mo. LIBOR + .22%,
                        5.16%, due 3/25/27                                         406,536
USD     5,000,000    Augusta Funding Series 96-F2,
                        Variable Rate, 3 mo. LIBOR + .30%, 144A,                 4,940,627
                        5.31%, due 4/15/06
USD        44,154    BCI Home Equity Loan 94-1 Class A1,
                        Variable Rate, 1 mo. LIBOR + .24%,
                        5.18%, due 3/29/44                                          44,112
USD     4,000,000    Chase Credit Card Master Trust 98-6 Class A,
                        Variable Rate, 1 mo. LIBOR + .26%,
                        5.20%, due 9/15/04                                       4,010,000
USD     7,000,000    Chevy Chase Master Credit Card Trust Series 98-A,
                        Variable Rate, 1 mo. LIBOR + .15%,
                        5.09%, due 10/16/06                                      6,979,002
USD     4,000,000    Circuit City Credit Card Master Trust 96-1 Class A,         3,980,002
                        Variable Rate, 1 mo. LIBOR + .17%,
                        5.11%, due 10/15/06

2             See accompanying notes to the financial statements.

GMO Global Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999

     Par Value      Description                                   Value ($)
--------------------------------------------------------------------------------

                     Asset Backed Securities -- continued
USD     5,000,000    CS First Boston Mortgage Securities Corp,
                        Series 98-C1 Class A1B, 6.48%, due
                        5/17/08                                     4,970,002
USD    16,045,000    Discover Card Master Trust I Series 94-2
                        Class A,
                        Variable Rate, 1 mo. LIBOR + .35%,
                        5.29%, due 10/16/04                        16,133,250
USD     3,000,000    Eagle Pier Corp BV,
                        Variable Rate, 6 mo. LIBOR + .25%,
                        5.46%, due 10/03/01                         3,003,002
USD     5,000,000    First Deposit Master Trust Series 96-1
                        Class A,
                        Variable Rate, 1 mo. LIBOR +.17%,
                        5.11%, due 8/15/07                          5,000,002
USD     2,000,000    Health Care Receivables Securitization
                        Program 96-1 Class A, 144A, 7.20%, due
                        7/01/00                                     2,005,002
USD     5,000,000    MBNA Master Credit Card Trust Series 95-G
                        Class A,
                        Variable Rate, 1 mo. LIBOR + .21%,
                        5.15%, due 10/15/02                         5,007,502
USD     3,000,000    MBNA Master Credit Card Trust Series 95-J
                        Class A,
                        Variable Rate, 1 mo. LIBOR + .23%,
                        5.17%, due 4/15/05                          3,007,802
USD     4,000,000    MBNA Master Credit Card Trust Series 96-A
                        Class A,
                        Variable Rate, 1 mo. LIBOR + .21%,
                        5.15%, due 7/15/05                          4,008,802
USD     5,000,000    MBNA Master Credit Card Trust Series 98-A
                        Class A,
                        Variable Rate, 1 mo. LIBOR + .11%,
                        5.05%, due 8/15/05                          4,992,190
USD    10,000,000    MBNA Master Credit Card Trust Series 98-I
                        Class A,
                        Variable Rate, 1 mo. LIBOR + .26%,
                        5.20%, due 10/15/03                        10,035,002
USD    10,000,000    Pacific Life CBO Series 98-1A Class A2A,
                        Variable Rate, Step Up, 6.56%, due
                        2/15/10                                     9,639,065
USD     5,000,000    Rhyno CBO Delaware Corp Series 97-1 Class
                        A-2, 144A,
                       Variable Rate, Step Up, 6.33%, due
                        9/15/09                                     5,271,096
USD     3,528,485    SMS Student Loan Trust 94-B Class A2,
                        Variable Rate, 1 mo. LIBOR + .30%,
                        5.24%, due 4/25/16                          3,523,194
USD     3,000,000    Starvest Emerging Markets CBO-I Series 1A,
                        Class A,
                        Variable Rate, 6 mo. LIBOR + .19%, 144A,
                        5.16%, due 7/30/11                          2,884,690
                                                                   -----------
                                                                   99,840,882
                                                                   -----------

                     Structured Notes -- 5.0%
USD     5,000,000    Federal Home Loan Bank,
                        Variable Rate, (10.00% - 6 mo. LIBOR),
                        4.59%, due 9/22/03(a)                       4,740,002
USD     3,500,000    Polaris Funding Company,
                        Variable Rate, 1 mo. LIBOR + .30%,
                        5.24%, due 1/07/05                          3,438,205
                                                                   -----------
                                                                    8,178,207
                                                                   -----------

                     U.S. Government Agency -- 5.6%
USD     4,000,000    Agency for International Development
                        Floater (Support of India),
                        Variable Rate, 3 mo. LIBOR + .10%,
                        5.07%, due 2/01/27                          3,880,002


              See accompanying notes to the financial statements.            3

GMO Global Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


     Par Value      Description                                      Value ($)
--------------------------------------------------------------------------------

                     U.S. Government Agency -- continued
USD     2,000,000    Federal Home Loan Bank,
                       Variable Rate, CPI + 3.15%, 4.75%,
                       due 2/15/02(a)                                 1,937,002
USD     1,325,000    Ship Co 668, Series A, 8.50%, due 5/11/02        1,325,002
USD     2,000,000    Small Business Administration Series 95-C,
                       6.88%, due 9/01/05                             2,018,002
                                                                    -----------
                                                                      9,160,008
                                                                    -----------
                     Total United States                            117,179,097
                                                                    -----------
                     Venezuela -- 0.2%
USD       500,000    Republic of Venezuela Discount Bond Series A,
                       Variable Rate, 6 mo. LIBOR + .81%,
                       5.81%, due 3/31/20                               310,002
                                                                    -----------

                     TOTAL DEBT OBLIGATIONS (COST
                     $161,062,853)                                  159,473,941
                                                                    -----------
                     LOAN ASSIGNMENTS -- 0.1%
                     Russia -- 0.1%
USD     2,000,000    Russia Vnesh Restructured Loan Agreements*         142,502
                                                                    -----------
                     TOTAL LOAN ASSIGNMENTS (COST  $1,269,033)          142,502
                                                                    -----------

     Principal Amount
     ----------------

                     CALL OPTIONS PURCHASED -- 0.4%

                     Options on Bonds -- 0.1%
SEK   155,000,000    Sweden Government Bond, Expires 4/27/99,
                     Strike 110.114                                     223,288
                                                                    -----------

                     Options on Currency -- 0.3%
USD    10,000,000    Euro, Expires 4/06/99, Strike 1.15                 418,000
USD     3,500,000    Japanese Yen, Expires 4/16/99, Strike 122           46,900
                                                                    -----------
                                                                        464,900
                                                                    -----------
                     Options on Futures -- 0.0%
USD     1,522,500    Eurodollar, Expires 3/15/99, Strike 95              15,225
                                                                    -----------

                     TOTAL CALL OPTIONS PURCHASED (COST
                     $619,446)                                          703,413
                                                                    -----------


4             See accompanying notes to the financial statements.

GMO Global Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999



Principal Amount     Description                                   Value ($)
--------------------------------------------------------------------------------
                     PUT OPTIONS PURCHASED -- 0.0%

                     Options on Currency -- 0.0%
USD    10,000,000    Euro, Expires 4/06/99, Strike 1.20                    --
USD     3,500,000    Japanese Yen, Expires 4/16/99, Strike 112         29,050
                                                                 -------------
                                                                       29,050
                                                                 -------------
                     TOTAL PUT OPTIONS PURCHASED (COST
                     $156,250)                                         29,050
                                                                 -------------

   Shares / Par Value
   ------------------

                     RIGHTS AND WARRANTS -- 0.0%

                     Mexico -- 0.0%
        9,542,000    United Mexican States Warrants, Expires
                     6/30/03**                                             --
                                                                 -------------

                     Nigeria -- 0.0%
            1,206    Central Bank of Nigeria Payment Adjusted
                     Warrants, Expires 11/15/20**                          --
                                                                 -------------

                     Venezuela -- 0.0%
            3,570    Republic of Venezuela Recovery Warrants,
                     Expires 04/15/20**                                    --
                                                                 -------------

                     TOTAL RIGHTS AND WARRANTS (COST $0)                   --
                                                                 -------------

                     SHORT-TERM INVESTMENTS -- 1.6%

                     Commercial Paper -- 1.6%
USD     2,564,900    Baker Hughes, 4.87%, due 3/01/99               2,564,900
                                                                 -------------

                     TOTAL SHORT-TERM INVESTMENTS (COST
                     $2,564,900)                                    2,564,900
                                                                 -------------

                     TOTAL INVESTMENTS -- 99.8%
                     (Cost $165,672,482)                          162,913,806

                     Other Assets and Liabilities (net) -- 0.2%       296,688
                                                                 -------------

                     TOTAL NET ASSETS -- 100%                    $163,210,494
                                                                 =============


              See accompanying notes to the financial statements.             5

GMO Global Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999



                     Notes to the Schedule of Investments:

                     FLIRB - Front Loaded Interest Reduction Bond

                     144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
                     Variable and Step up rates - The rates shown on variable
                        and step up rate notes are the current interest rates at February 28, 1999, which are subject to change based on the terms of the security, including varying reset dates.


                     Currency Abbreviations
                     AUD - Australian Dollar
                     GBP - British Pound
                     CAD - Canadian Dollar
                     JPY - Japanese Yen
                     CHF - Swiss Franc
                     NZD - New Zealand Dollar
                     EUR - Euro
                     SEK - Swedish Krone
                     FRF - French Franc
                     USD - United States Dollar

                     (a) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts.

                       * Non-performing. Borrower not currently paying interest.

                       ** Non-income producing security.


6              See accompanying notes to the financial statements.

GMO Global Bond Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- February 28, 1999
--------------------------------------------------------------------------------


Assets:
     Investments, at value (cost $165,672,482) (Note 1)            $162,913,806
     Cash                                                                 1,854
     Cash at interest on deposit at brokers (Note 1)                  1,290,155
     Receivable for investments sold                                    579,899
     Interest receivable                                              1,011,116
     Receivable for variation margin on open futures contracts          143,986
     (Notes 1 and 6)
     Receivable for expenses waived or borne by Manager (Note 2)         35,880
                                                                   ------------

      Total assets                                                  165,976,696
                                                                   ------------

Liabilities:
     Written options outstanding, at value (premiums $482,790)          418,950
     (Notes 1 and 6)
     Net payable for open forward foreign currency contracts          1,491,461
     (Notes 1 and 6)
     Payable to affiliate for (Note 2):
        Management fee                                                   45,036
        Shareholder service fee                                          19,268
     Payable for open swap contracts (Notes 1 and 6)                    727,870
     Accrued expenses                                                    63,617
                                                                   ------------

      Total liabilities                                               2,766,202
                                                                   ------------

Net assets                                                         $163,210,494
                                                                   ============

Net assets consist of:
     Paid-in capital                                               $169,265,105
     Distributions in excess of net investment income                  (504,944)
     Accumulated undistributed net realized gain                        198,929
     Net unrealized depreciation                                     (5,748,596)
                                                                   ------------
                                                                   $163,210,494
                                                                   ============

Net assets attributable to:
     Class III shares                                              $163,210,494
                                                                   ============

Shares outstanding:
     Class III                                                       16,536,313
                                                                   ============

Net asset value per share:
     Class III                                                     $       9.87
                                                                   ============


              See accompanying notes to the financial statements.              7

GMO Global Bond Fund
(A Series of GMO Trust)

Statement of Operations -- Year Ended February 28, 1999
--------------------------------------------------------------------------------

Investment Income:
     Interest (including securities lending income of $18,205)        8,621,541
                                                                     ----------

      Total income                                                    8,621,541
                                                                     ----------

Expenses:
     Management fee (Note 2)                                            486,743
     Custodian and transfer agent fees                                  102,660
     Audit fees                                                          52,837
     Registration fees                                                    7,041
     Legal fees                                                           3,720
     Trustees fees (Note 2)                                               2,002
     Miscellaneous                                                        1,270
     Fees waived or borne by Manager (Note 2)                          (392,034)
                                                                     ----------
                                                                        264,239
     Shareholder service fee (Note 2)
      Class III                                                         208,607
                                                                     ----------
      Net expenses                                                      472,846
                                                                     ----------

        Net investment income                                         8,148,695
                                                                     ----------
Net realized gain (loss) on:
     Net realized gain (loss) on:
      Investments                                                       683,869
      Closed futures contracts                                        2,688,601
      Closed swap contracts                                            (654,157)
      Written options                                                 1,424,030
      Foreign currency, forward contracts and foreign currency
      related transactions                                           (3,779,809)
                                                                     ----------

        Net realized gain                                               362,534
                                                                     ----------

     Change in net unrealized appreciation (depreciation) on:
      Investments                                                    (2,361,449)
      Open futures contracts                                           (731,123)
      Open swap contracts                                              (638,073)
      Written options                                                  (106,195)
      Foreign currency, forward contracts and foreign currency
      related transactions                                           (2,237,450)
                                                                     ----------

        Net unrealized loss                                          (6,074,290)
                                                                     ----------

      Net realized and unrealized loss                               (5,711,756)
                                                                     ----------

Net increase in net assets resulting from operations                 $2,436,939
                                                                     ==========


8             See accompanying notes to the financial statements.

GMO Global Bond Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                     Year Ended            Year Ended
                                                                  February 28, 1999     February 28, 1998
                                                                  -----------------     -----------------
Increase (decrease) in net assets:
Operations:
     Net investment income                                          $  8,148,695          $  5,273,007
     Net realized gain                                                   362,534             2,574,738
     Change in net unrealized appreciation (depreciation)              6,074,290)              306,402
                                                                    ------------          ------------
     Net increase in net assets resulting from operations              2,436,939             8,154,147
                                                                    ------------          ------------

Distributions to shareholders from:
     Net investment income
      Class I                                                                 --              (308,025)
      Class III                                                       (5,497,905)           (4,712,549)
                                                                    ------------          ------------
      Total distributions from net investment income                  (5,497,905)           (5,020,574)
                                                                    ------------          ------------
     In excess of net investment income
      Class III                                                       (1,386,848)                   --
                                                                    ------------          ------------
      Total distributions in excess of net investment income          (1,386,848)                   --
                                                                    ------------          ------------
     Net realized gains
      Class I                                                                 --              (157,383)
      Class III                                                         (793,938)           (2,433,530)
                                                                    ------------          ------------
      Total distributions from net realized gains                       (793,938)           (2,590,913)
                                                                    ------------          ------------
     In excess of net realized gains
      Class I                                                                 --              (104,612)
      Class III                                                         (907,937)           (1,617,556)
                                                                    ------------          ------------
      Total distributions in excess of net realized gains               (907,937)           (1,722,168)
                                                                    ------------          ------------

                                                                      (8,586,628)           (9,333,655)
                                                                    ------------          ------------
     Net share transactions: (Note 5)
      Class I                                                                 --              (684,405)
      Class III                                                       64,308,107            35,501,679
                                                                    ------------          ------------
     Increase in net assets resulting from net share transactions     64,308,107            34,817,274
                                                                    ------------          ------------

     Total increase in net assets                                     58,158,418            33,637,766

Net assets:
     Beginning of period                                             105,052,076            71,414,310
                                                                    ------------          ------------



     End of period (including distributions in excess of net
     investment income of $504,944 and $549,020, respectively)      $163,210,494          $105,052,076
                                                                    ============          ============

              See accompanying notes to the financial statements.              9

GMO Global Bond Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class I share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                                    Period from
                                                                Period from       January  6, 1997
                                                             March 1, 1997 to    (commencement of
                                                                January 9,          operations)
                                                                   1998         to February 28, 1997
                                                             ----------------  ----------------------
Net asset value, beginning of period                              $10.15               $10.29
                                                                  -------              ------


Income from investment operations:
     Net investment income                                          0.55 +               0.09
     Net realized and unrealized gain (loss)                        0.44                (0.23)
                                                                  -------              ------

     Total from investment operations                               0.99                (0.14)
                                                                  -------              ------


Less distributions to shareholders:
     From net investment income                                    (0.55)                  --
     From net realized gains                                       (0.28)                  --
     In excess of net realized gains                               (0.18)                  --
                                                                  -------              ------

     Total distributions                                           (1.01)                  --
                                                                  -------              ------
Net asset value, end of period                                    $10.13(a)            $10.15
                                                                  =======              ======

Total Return (b)                                                    9.98%               (1.36)%

Ratios/Supplemental Data:
     Net assets, end of period (000's)                                --               $  646
     Net expenses to average daily net assets                       0.47%*               0.47%*
     Net investment income to average daily net assets              6.12%*               6.05%*
     Portfolio turnover rate                                         103%                  72%
     Fees and expenses voluntarily waived or borne by the
        Manager consisted of the following per share amounts:     $ 0.03               $ 0.01

*   Annualized.
+   Computed using average shares outstanding throughout the period.
(a) All Class I shares of the Fund were exchanged for Class III shares on January 9, 1998. Amount represents ending net asset value per share on January 9, 1998.
(b) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.


10            See accompanying notes to the financial statements.

GMO Global Bond Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                    Year Ended February 28/29,
                                                             ----------------------------------------
                                                                1999       1998      1997      1996  *
                                                             ---------  ---------  --------  --------

Net asset value, beginning of period                         $   10.15  $   10.16  $   9.89  $  10.00
                                                             ---------  ---------  --------  --------

Income from investment operations:
     Net investment income                                        0.55       0.65+     0.61      0.05
     Net realized and unrealized gain (loss)                     (0.25)      0.36      0.59     (0.16)
                                                             ---------  ---------  --------  --------

     Total from investment operations                             0.30       1.01      1.20     (0.11)
                                                             ---------  ---------  --------  --------


Less distributions to shareholders:
     From net investment income                                  (0.37)     (0.56)    (0.57)       --
     In excess of net investment income                          (0.09)        --        --        --
     From net realized gains                                     (0.06)     (0.28)    (0.36)       --
     In excess of net realized gains                             (0.06)     (0.18)       --        --
                                                             ---------  ---------  --------  --------

     Total distributions                                         (0.58)     (1.02)    (0.93)       --
                                                             ---------  ---------  --------  --------

Net asset value, end of period                               $    9.87  $   10.15  $  10.16  $   9.89
                                                             =========  =========  ========  ========

Total Return (a)                                                 2.69%     10.19%    12.01%    (1.10)%

Ratios/Supplemental Data:
     Net assets, end of period (000's)                       $163,210   $105,052   $70,768   $31,072
     Net expenses to average daily net assets                    0.34%      0.34%     0.34%     0.34%**
     Net investment income to average daily net assets           5.86%      6.21%     6.31%     6.16%**
     Portfolio turnover rate                                       75%       103%       72%        0%
     Fees and expenses voluntarily waived or borne by the
        Manager consisted of the following per share
        amounts:                                             $   0.03   $   0.04   $  0.04   $  0.01

*   Period from December 28, 1995 (commencement of operations) to February 29,
    1996.
**  Annualized.
+   Computed using average shares outstanding throughout the period.
(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.


              See accompanying notes to the financial statements.             11

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements
February 28, 1999
--------------------------------------------------------------------------------

1.  Significant accounting policies

    GMO Global Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

    The Fund seeks high total return by investing primarily in investment grade bonds denominated in various currencies including U.S. dollars and multicurrency units. The Fund generally seeks to provide a total return greater than that provided by the global fixed income securities market.

    Prior to January 9, 1998, the Fund offered three classes of shares: Class I, Class II and Class III. Effective January 9, 1998, Class I shares ceased operations, and all shares were exchanged for Class III shares, and Class II shares ceased to be offered. The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus.

    The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


    Portfolio valuation
    Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

    Some fixed income securities and options thereon are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change any pricing source at any time. The Manager is kept informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has the power to override any price supplied by a source (by taking a price supplied by

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

    another source) because the Manager has other reasons to suspect that a price supplied may not be reliable.

    Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

    Certain investments in securities held by the Fund were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. At February 28, 1999, the total value of these securities represented 26% of net assets. Included in this total are U.S. Government backed securities and highly rated collateralized debt obligations that represent 19% of net assets at February 28, 1999.


    Foreign currency translation
    The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.


    Futures contracts
    The Fund may use futures contracts to manage its exposure to the bond and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of February 28, 1999.

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

    Forward currency contracts
    The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under
    Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of February 28, 1999.


    Options
    The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amounts paid on the transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. See Note 6 for all open written option contracts as of February 28, 1999.

    The Fund may also purchase put and call options. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid.


    Loan agreements
    The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

    risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the governmental entities responsible for the repayment of the debt may be unable or unwilling to pay the principal and interest when due.

    Indexed securities
    The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

    Swap agreements
    The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to interest rates and credit risk. The Fund may enter into interest rate, total return, and credit default swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short or the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Credit default swaps involve the payment of a specified rate based on the notional amount. The Fund receives payment upon a default of the underlying security. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral, which is paid by the counterparty. At February 28, 1999, $1,290,155 in cash has been set aside. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are recorded as interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. See Note 6 for a summary of open swap agreements as of February 28, 1999.

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

    Repurchase agreements
    The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

    Security lending
    The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower fail financially. The Fund receives compensation for lending its securities. At February 28, 1999, the Fund had no securities on loan.

    Taxes
    The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary.

    Distributions to shareholders
    The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

    Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions.

    The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 28, 1999. This reclassification has no impact on net investment income, realized gain/loss and net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

                  Accumulated             Accumulated
               Undistributed Net         Undistributed
               Investment Income       Net Realized Gain       Paid-in Capital
              ------------------     ---------------------    ----------------
                $(1,219,866)              $1,219,866                $--


    Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

    Security transactions and related investment income
    Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis, and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income.

    Expenses
    The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

    Purchases and redemptions of Fund shares
    The premium on cash purchases of Fund shares is .15% of the amount invested. The premium will be reduced by 50% with respect to any portion of a purchase that is offset by a corresponding redemption occurring on the same day. In addition, the purchase premium for the Fund will be reduced by 50% if the purchaser makes an in-kind purchase of Fund shares or if the purchase or redemption is part of a transfer from or to another Fund where the Manager is able to transfer securities among the Funds to effect the transaction. All purchase premiums are paid to and recorded by the Fund as paid-in capital. Purchase premiums are included as part of each class' "shares sold", as summarized in Note 5. For the year ended February 28, 1999, the Fund received $125,972 in purchase premiums. There is no premium for cash redemptions or reinvested distributions.

    Investment risk
    There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

2.  Fees and other transactions with affiliates

    GMO earns a management fee paid monthly at the annual rate of .35% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of .15% for Class III shares.

    GMO agreed to waive a portion of its fee and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed .19% of average daily net assets.

    Effective March 1, 1999, GMO's contractual management fee was reduced to .19% of average daily net assets. GMO entered into a binding agreement effective until February 29, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

    The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the year ended February 28, 1999, was $2,002. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.


3.  Purchases and sales of securities

    For the year ended February 28, 1999, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                    Purchases          Sales
                                                  --------------- --------------
      U.S. Government securities                   $  3,973,070     $ 2,312,748
      Investments (non-U.S. Government securities)  155,319,012      95,154,341



    At February 28, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                             Gross              Gross
                           Unrealized         Unrealized      Net Unrealized
       Aggregate Cost     Appreciation       Depreciation      Depreciation
     ------------------ -----------------  ----------------- ------------------
       $165,672,482         $963,914          $3,722,590        $2,758,676

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

4.  Principal shareholders

    At February 28, 1999, 58.7% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares.


5.  Share transactions

    The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including a class' portion of the purchase premiums received by the Fund, were as follows:


                                                        Period from March 1,
                                                      1997 to January 9, 1998
                                                     --------------------------
   Class I:                                              Shares       Amount
                                                     ------------- -------------
   Shares sold                                           498,433  $   5,013,156
   Shares issued to shareholders in
       reinvestment of distributions                      56,872        570,020
   Shares repurchased                                   (618,948)    (6,267,581)
                                                     ------------- -------------
   Net decrease                                          (63,643) $    (684,405)
                                                     ============= =============

                                    Year Ended                Year Ended
                                 February 28, 1999         February 28, 1998
                            ----------------------------------------------------
   Class III:                    Shares       Amount       Shares       Amount
                            ----------------------------------------------------
   Shares sold                  8,321,672    86,437,108   3,289,637  34,819,662
   Shares issued to
   shareholders in
   reinvestment of
   distributions                  780,362     8,048,789     724,057   7,256,147
   Shares repurchased          (2,915,212)  (30,177,790)   (627,568) (6,574,130)
                            ====================================================
   Net increase                 6,186,822    64,308,107   3,386,126  35,501,679
                            ====================================================

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

6.  Financial instruments

    A summary of outstanding financial instruments at February 28, 1999 is as follows:


    Forward currency contracts

                                                                  Net Unrealized
    Settlement                       Units of                      Appreciation
       Date       Deliver/Receive    Currency          Value      (Depreciation)
    ----------------------------------------------------------------------------
       Buys

     4/20/99           AUD            5,100,000  $    3,168,130  $     (132,136)
     5/05/99           CAD           38,000,000      25,170,686        (220,131)
     5/13/99           EUR           39,500,000      43,537,295          61,620
      4/2799           GBP           16,700,000      26,731,189        (397,126)
     4/13/99           JPY        2,330,000,000      19,765,534        (829,391)
     3/02/99           NZD            4,500,000       2,358,570          (1,005)
                                                                  --------------
                                                                 $   (1,518,169)
                                                                  ==============

      Sales

     4/20/99           AUD              300,000  $     186,361   $        3,143
     4/27/99           GBP            5,000,000      8,003,350           22,929
     4/13/99           JPY          400,000,000      3,393,225          176,738
     3/02/99           NZD            4,500,000      2,358,570           62,880
     6/03/99           NZD            4,500,000      2,361,447              603
                                                                  --------------
                                                                 $      266,293
                                                                  ==============

    Forward cross currency contracts


                                                                                  Net Unrealized
    Settlement                                                                     Appreciation
       Date         Deliver/Units of Currency        Receive/In Exchange For      (Depreciation)
    -----------   -----------------------------    ---------------------------   ----------------
     3/16/99          CHF      33,754,578             EUR     21,200,000         $     (48,456)
     3/09/99          EUR      19,100,000             SEK    169,894,734              (279,252)
     3/16/99          EUR      13,300,000             CHF     21,218,471                59,617
     3/09/99          SEK     181,869,185             EUR     20,200,000                28,506
                                                                                 ----------------
                                                                                 $    (239,585)
                                                                                 ================

20

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

    Futures contracts

                                                                  Net Unrealized
     Number of                                          Contract   Appreciation
     Contracts          Type            Expiration Date   Value   (Depreciation)
    ---------- ------------------------ --------------- -------- ---------------


     Buys

      25  Australian Government Bond 3 Yr.   March 1999  $ 1,844,658  $ (35,311)
      35  Australian Government Bond 10 Yr.  March 1999    3,231,947    (96,798)
     169  Canadian Government Bond           June 1999    13,881,623   (175,834)
     138  German Government Bond             March 1999   22,167,368   (323,641)
      11  Japanese Government Bond           June 1999    12,047,619    (12,036)
      52  U.K. Gilt                          June 1999     9,742,711   (175,525)
     216  U.S. Long Bond                     June 1999    26,129,250    (61,498)
                                                                      ==========
                                                                     $ (880,643)
                                                                      ==========



    Sales

      1   Japanese Government Bond        March 1999  $ 1,106,195    $     (429)
      28  Swedish Government Bond 10 Yr.  March 1999    3,798,003        75,909
      65  Swiss Government Bond           March 1999    5,825,823        (8,733)
      1   Swiss Government Bond           June 1999        88,600            63
                                                                      ==========
                                                                     $   66,810
                                                                      ==========


    At February 28, 1999, the Fund has cash and/or securities to cover any margin requirements on open futures contracts.

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

    Written option transactions

                                         Puts                         Calls

                            Principal Amount              Principal Amount
                             of Contracts                   of Contracts
                            (000's omitted)   Premiums    (000's omitted)     Premiums
                            --------------- ------------  ----------------- -------------
    Outstanding, beginning
        of period                  68,700  $ 1,526,710          38,700      $  1,542,615
    Options written                 3,500      220,290           3,500           262,500
    Options closed                (13,600)    (153,680)        (13,600)         (153,000)
    Options exercised                  --           --         (25,100)       (1,389,615)
    Options expired               (55,100)  (1,373,030)             --                --
                            --------------- ------------  --------------    --------------
    Outstanding, end
        of period                   3,500  $   220,290           3,500      $    262,500
                            =============== ============  ==============    ==============

    Summary of written options outstanding

                            Principal Amount
                              of Contracts                      Expiration
                            (000's omitted)    Exercise Price      Date          Value
                            ---------------    --------------  ------------  ------------
    USD Call/JPY Put          3,500 USD        112.7 JPY       11/16/99      $  249,900


    USD Put/JPY Call          3,500 USD        112.7 JPY       11/16/99         169,050
                                                                             ============
                                                                             $  418,950
                                                                             ============

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

    Swap agreements


    Notional Amount  Expiration                                                      Net Unrealized
   Fund/Counterparty    Date                     Description                          Depreciation
   ----------------- ---------- ---------------------------------------------------- ---------------
Credit Default Swaps

108,000,000,000 ITL  3/31/03    Agreement with Morgan Guaranty Trust Company            $   (62,722)
                                dated 3/26/98 to pay .07% per year times the
                                notional amount. The Fund receives payment only
                                upon a default event in Italy, the notional amount
                                times the difference between the par value and
                                the then-market value of Italy BTP, 6.00% due
                                11/01/07.

  2,263,500,000 BEF  3/31/03    Agreement with Morgan Guaranty Trust Company                (63,097)
                                dated 3/26/98 to pay .07% per year times the
                                year times the The Fund receives year times the
                                payment only upon a default event in Belgium, the
                                notional amount times the difference between the
                                par value and the then-market value of Kingdom of
                                Belgium, 5.75% due 3/28/08.

Interest Rate Swaps

 7,100,000 CHF 6/05/05          Agreement with Morgan Guaranty Trust Company               (181,077)
                                dated 6/03/98 to pay the notional amount
                                multiplied by 3.245% and to receive the
                                notional amount multiplied by 6 month Floating
                                Rate Swiss LIBOR adjusted by a specified spread.




 7,400,000 CHF 6/10/05          Agreement with Credit Suisse Financial Products            (186,603)
                                dated 6/08/98 to pay the notional amount multiplied
                                by 3.2625% and to receive the notional amount
                                multiplied by 6 month Floating Rate Swiss LIBOR
                                adjusted by a specified spread.


GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

    Swap agreements -- continued



    Notional Amount    Expiration                                              Net Unrealized
    Fund/Counterparty    Date                 Description                       Depreciation
    -----------------  ----------  --------------------------------------      -------------
     2,300,000 CHF     6/10/05     Agreement with Credit Suisse Financial      $  (28,943)
                                   Products dated 10/01/98 to pay the
                                   notional amount multiplied by 3.2625%
                                   and to receive the notional amount
                                   multiplied by 6 month Floating Rate
                                   Swiss LIBOR adjusted by a specified
                                   spread.


     3,900,000 CHF     6/11/05     Agreement with Morgan Guaranty Trust          (107,976)
                                   Company dated 6/09/98 to pay the
                                   notional amount multiplied by 3.245%
                                   and to receive the notional amount
                                   multiplied by 6 month Floating Rate
                                   Swiss LIBOR adjusted by a specified
                                   spread.


     6,800,000 CHF     9/16/05     Agreement with Morgan Guaranty Trust           (97,452)
                                   Company dated 9/14/98 to pay the
                                   notional amount multiplied by 3.1175%
                                   and to receive the notional amount
                                   multiplied by 6 month Floating Rate
                                   Swiss LIBOR adjusted by a specified
                                   spread.



    Total Return Swap

      579,899 USD/     4/05/99     Agreement with Morgan Guaranty Trust             -
     1,000,000 USD                 Company dated 2/26/99 to receive the
                                   notional amount multiplied by the
                                   change in market value (including
                                   accrued interest) of Brazil Discount
                                   ZL Floating Rate Note due 4/15/24 and
                                   to pay initial market value multiplied
                                   by 1 month LIBOR adjusted by a
                                   specified spread.
                                                                               ==========
                                                                               $ (727,870)
                                                                               ==========


See Notes to the Schedule of Investments for definitions of currency abbreviations.

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

For the fiscal year ended February 28, 1999, all of the Fund's distributions are from investment company taxable income, except that the Fund has designated 19.60% of distributions as net capital gain dividends.


The Fund has elected to defer to March 1, 1999 post-October capital losses of $61,142 and foreign currency losses of $2,060,578.

GMO Global Bond Fund
(A Series of GMO Trust)


--------------------------------------------------------------------------------

Portfolio Managers
------------------

Mr. William L. Nemerever and Mr. Thomas F. Cooper are primarily responsible for the day-to-day management of the Fund's portfolio. Each of these individuals has been a portfolio manager with Grantham, Mayo, Van Otterloo & Co. LLC since 1993.


Management Discussion and Analysis of Fund Performance
------------------------------------------------------

The Class III shares of the Global Bond Fund returned +2.7% for the fiscal year ended February 28, 1999, compared to +8.6% for the J.P. Morgan Global Government Bond Index. Consistent with the Fund's investment objectives and policies, the Fund was substantially invested in investment-grade, foreign and domestic fixed income instruments throughout the period.

The Fund underperformed the benchmark during the fiscal year by 5.9%. While bond market selection added value to the portfolio, currency, emerging and issue selection were negative and reduced the portfolio's return. The continued pattern of declining short-term interest rates across the globe was beneficial for portfolio returns, especially in the fourth quarter of 1998. The portfolio's underweight position in Japanese bonds and overweight position in UK Gilts added value. However, several unanticipated developments resulted in the Fund underperforming the benchmark during the fiscal year.

 .   The Russian decision to default on its domestic debt and devalue its currency reduced returns, given the Fund's exposure to emerging country debt.

 .   The collapse of Long-Term Capital Management prompted hedge funds and other investors to unwind short Japanese yen positions. The result was a 15 percent appreciation in the yen during the month of October, which negatively affected returns, given the Fund's underweight yen position.

 .   The portfolio's overweight position in British pounds also negatively affected returns while overweight positions in Canadian dollars and Swedish krona added value.

 .   In addition, the panic-driven flight to liquidity during the fourth quarter caused spreads to widen on the Fund's holdings of highly rated, but less liquid asset-backed securities, governments and agencies.


Outlook
-------

The Fund is structured to benefit from outperformance in the Australian, Canadian, Swedish, U.S. and emerging bond markets. We expect the Danish, Euro, Japanese and Swiss bond markets to underperform. Our strategy maintains a market duration in each country. Strong relative performance is expected from the Australian dollar, Canadian dollar, Swedish krona and U.K. pound. The Danish krone, Euro, Japanese yen, Swiss franc and U.S. dollar are expected to underperform.

The views expressed here are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC Management. They are not meant as investment advice.

           Comparison of Change in Value of a $10,000 Investment in
                GMO Global Bond Fund Class III Shares and the
                    JP Morgan Global Government Bond Index
                            As of February 28, 1999


                         -----------------------------
                          Average Annual Total Return
                         -----------------------------
                                          Since
                                        Inception
                              1 Year    12/28/95
               Class     -----------------------------
                III            2.5%        7.3%
                         -----------------------------


                           [LINE GRAPH APPEARS HERE]

                     GMO Global Bond Fund           J.P. Morgan Global
     Date              Class III Shares            Government Bond Index
     ----            --------------------          ---------------------
    1/31/95
   12/28/95                  9,985                         10,000
   12/31/95                  9,985                         10,002
    3/31/96                  9,815                          9,826
    6/30/96                 10,255                          9,886
    9/30/96                 10,750                         10,165
   12/31/96                 11,290                         10,442
    3/31/97                 10,920                         10,033
    6/30/97                 11,334                         10,328
    9/30/97                 11,869                         10,506
   12/31/97                 12,009                         10,588
    3/31/98                 12,201                         10,693
    6/30/98                 12,321                         10,934
    9/30/98                 12,959                         11,855
   12/31/98                 13,240                         12,210
    2/28/99                 12,517                         11,705

Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on reinvested distributions. Each performance figure assumes purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of 15 bp on the purchase. Transaction fees are paid to the Fund to cover trading costs. Past performance is not indicative of future performance. Information is unaudited.

GMO Global (U.S.+) Equity Allocation Fund
(A Series of GMO Trust)
Annual Report
February 28, 1999

Report of Independent Accountants

To the Trustees of GMO Trust and the Shareholders of GMO Global (U.S.+) Equity Allocation Fund (A Series of GMO Trust)


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly in all material respects, the financial position of GMO Global (U.S.+) Equity Allocation Fund at February 28, 1999 and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
Boston, Massachusetts
April 22, 1999

GMO Global (U.S.+) Equity Allocation Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
February 28, 1999


 Par Value ($)/
    Shares        Description                                                       Value ($)
--------------------------------------------------------------------------------------------------
                  Mutual Funds-- 100.0%
    125,429       GMO Currency Hedged International Core Fund                       1,163,984
     10,723       GMO Domestic Bond Fund                                              103,474
    176,067       GMO Emerging Country Debt Fund                                    1,213,100
    230,983       GMO Emerging Markets Fund                                         1,457,502
    248,683       GMO Evolving Countries Fund                                       1,427,442
     94,223       GMO Growth Fund                                                     390,081
     84,462       GMO Inflation Indexed Bond Fund                                     834,487
     72,664       GMO International Bond Fund                                         730,999
    229,811       GMO International Core Fund                                       4,683,557
     32,815       GMO International Small Companies Fund                              361,625
    272,422       GMO REIT Fund                                                     2,487,210
    120,828       GMO Small Cap Growth Fund                                         1,314,613
    233,632       GMO Small Cap Value Fund                                          2,731,156
    141,073       GMO U.S. Bond/Global Alpha A Fund                                 1,443,179
    574,219       GMO U.S. Core Fund                                               10,674,725
    140,254       GMO Value Fund                                                    1,458,641
                                                                                 ------------

                  TOTAL MUTUAL FUNDS  (COST $37,842,123)                           32,475,775
                                                                                 ------------

                  SHORT-TERM INVESTMENTS -- 0.0%

                  Repurchase Agreements -- 0.0%
   $ 10,884       Salomon Smith Barney Inc. Repurchase Agreement, dated
                  2/26/99, due 3/1/99, with a maturity value of $10,888 and an effective yield of 4.02%, collateralized by a U.S. Treasury
                  Obligation with a rate of 7.00%, maturity date of 7/15/06
                  10,884 and market value, including accrued interest, of
                  $11,102.                                                             10,884
                                                                                 ------------

                  TOTAL SHORT-TERM INVESTMENTS (COST  $10,884)                         10,884
                                                                                 ------------

                  TOTAL INVESTMENTS -- 100.0%
                  (Cost $37,853,007)                                               32,486,659

                  Other Assets and Liabilities (net) -- 0.0%                          (13,051)
                                                                                 ------------

                  TOTAL NET ASSETS -- 100%                                        $32,473,608
                                                                                 ============


             See accompanying notes to the financial statements.               1

GMO Global (U.S.+) Equity Allocation Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- February 28, 1999
---------------------------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $37,853,007) (Note 1)                                $32,486,659
   Receivable for expenses waived or borne by Manager (Note 2)                            2,180
                                                                                    -----------

       Total assets                                                                  32,488,839
                                                                                    -----------

Liabilities:
   Accrued expenses                                                                      15,231
                                                                                    -----------

       Total liabilities                                                                 15,231
                                                                                    -----------

Net assets                                                                          $32,473,608
                                                                                    ===========

Net assets consist of:
   Paid-in capital                                                                  $37,089,860
   Accumulated undistributed net realized gain                                          750,096
   Net unrealized depreciation                                                       (5,366,348)
                                                                                    -----------
                                                                                    $32,473,608
                                                                                    ===========

Net assets attributable to:
   Class III shares                                                                 $32,473,608
                                                                                    ===========

Shares outstanding:
   Class III                                                                          3,670,478
                                                                                    ===========

Net asset value per share:
   Class III                                                                        $      8.85
                                                                                    ===========

2            See accompanying notes to the financial statements.

GMO Global (U.S.+) Equity Allocation Fund
(A Series of GMO Trust)

Statement of Operations -- Year Ended February 28, 1999
--------------------------------------------------------------------------------------------------
Investment Income:
   Dividends from investment company shares                                          $  695,920
   Interest                                                                               1,577
                                                                                     ----------

       Total income                                                                     697,497
                                                                                     ----------

Expenses:
   Audit fees                                                                            16,690
   Custodian and transfer agent fees                                                      6,421
   Registration fees                                                                      3,229
   Legal fees                                                                               917
   Trustees fees (Note 2)                                                                   455
   Miscellaneous                                                                          1,807
   Fees waived or borne by Manager (Note 2)                                             (29,519)
                                                                                     ----------
       Net expenses                                                                          --
                                                                                     ----------

          Net investment income                                                         697,497
                                                                                     ----------

Realized and unrealized gain (loss):
   Net realized gain (loss) on:
       Investments                                                                   (1,216,902)
       Realized gain distributions from investment company shares                     5,159,137
                                                                                     ----------

          Net realized gain                                                           3,942,235
                                                                                     ----------

   Change in net unrealized appreciation (depreciation) on investments               (6,146,786)
                                                                                     ----------

       Net realized and unrealized loss                                              (2,204,551)
                                                                                     ----------

Net decrease in net assets resulting from operations                                $(1,507,054)
                                                                                     ==========

             See accompanying notes to the financial statements.               3

GMO Global (U.S.+) Equity Allocation Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                 Year Ended         Year Ended
                                                February 28,       February 28,
                                                    1999               1998
                                               --------------     --------------
Increase (decrease) in net assets:
Operations:
   Net investment income                        $   697,497        $   935,912
   Net realized gain                              3,942,235          6,464,770
   Change in net unrealized appreciation
      (depreciation)                             (6,146,786)           402,806
                                                -----------        -----------

   Net increase (decrease) in net assets
      resulting from operations                  (1,507,054)         7,803,488
                                                -----------        -----------

Distributions to shareholders from:
   Net investment income
       Class I                                           --            (27,511)
       Class III                                   (697,497)          (908,401)
                                               ------------        -----------
       Total distributions from net
       investment income                           (697,497)          (935,912)
                                               ------------        -----------
   In excess of net investment income
       Class I                                           --                (92)
       Class III                                 (1,211,441)            (3,044)
                                               ------------        -----------
       Total distributions in excess of
       net investment income                     (1,211,441)            (3,136)
                                               ------------        -----------
   Net realized gains
       Class I                                           --           (175,698)
       Class III                                 (3,274,986)        (5,674,854)
                                               ------------        -----------
       Total distributions from net
       realized gains                            (3,274,986)        (5,850,552)
                                               ------------        -----------

                                                 (5,183,924)        (6,789,600)
                                               ------------        -----------
   Net share transactions: (Note 5)
       Class I                                           --            138,452
       Class III                                 (5,936,414)        13,162,081
                                               ------------        -----------
   Increase (decrease) in net assets
      resulting from net share
      transactions                               (5,936,414)        13,300,533
                                               ------------        -----------

      Total increase (decrease) in net
      assets                                    (12,627,392)        14,314,421

Net assets:
   Beginning of period                           45,101,000         30,786,579
                                               ------------        -----------


   End of period (including accumulated
      undistributed net investment
      income of $0 and $0, respectively)       $32,473,608         $45,101,000
                                               ===========         ===========


4              See accompanying notes to the financial statements.

GMO Global (U.S.+) Equity Allocation Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class I share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                              Period from April 30,
                                                                              1997 (commencement of
                                                                                  operations) to
                                                                                 January 9, 1998
                                                                              ----------------------
Net asset value, beginning of period                                                $10.24
                                                                                  ----------

Income from investment operations:
   Net investment income (b)                                                          0.25 +
   Net realized and unrealized gain                                                   0.93
                                                                                  ----------

      Total from investment operations                                                1.18
                                                                                  ----------

Less distributions to shareholders:
   From net investment income                                                        (0.26)
   In excess of net investment income                                                   -- (d)

   From net realized gains                                                           (1.65)
                                                                                  ----------

      Total distributions                                                            (1.91)
                                                                                  ----------
Net asset value, end of period                                                   $    9.51 (c)
                                                                                  ==========

Total Return (a)                                                                     11.04%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                                                    --
   Net expenses to average daily net assets                                           0.13 %*
   Net investment income to average daily net assets (b)                              3.18 %*
   Portfolio turnover rate                                                              32 %
   Fees and expenses voluntarily waived or borne by the Manager
      consisted of the following per share amount:                               $    0.01

(a) Calculation excludes purchase premiums and redemption fees. The total return would have been lower had certain expenses not been waived during the period shown.
(b) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
(c) All Class I shares of the Fund were exchanged for Class III shares on January 9, 1998. Amount represents ending net asset value per share on January 9, 1998.
(d)  The per share distribution in excess of net investment income was $0.0008.
+    Computed using average shares outstanding throughout the period.
*    Annualized.


              See accompanying notes to the financial statements.             5

GMO Global (U.S.+) Equity Allocation Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                  Year Ended February 28,
                                                            -----------------------------------
                                                              1999         1998          1997  *
                                                            -------      --------      --------
Net asset value, beginning of period                        $ 10.48      $  10.30      $  10.00
                                                            -------      --------      --------

Income from investment operations:
   Net investment income (a)                                   0.16+         0.26+         0.12
   Net realized and unrealized gain (loss)                    (0.40)         1.83          0.38
                                                            -------      --------      --------

      Total from investment operations                        (0.24)         2.09          0.50
                                                            -------      --------      --------

Less distributions to shareholders:
   From net investment income                                 (0.16)        (0.26)        (0.12)
   In excess of net investment income                         (0.40)           --(c)         --
   From net realized gains                                    (0.83)        (1.65)        (0.08)
                                                            -------      --------      --------

      Total distributions                                     (1.39)        (1.91)        (0.20)
                                                            -------      --------      --------
Net asset value, end of period                              $  8.85      $  10.48      $  10.30
                                                            =======      ========      ========

Total Return (b)                                              (2.84)%       21.86%         5.09%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                        $32,474       $45,101      $ 30,787
   Net expenses to average daily net assets (d)                0.00%         0.00%         0.00%**
   Net investment income to average daily net assets (a)       1.64%         2.39%         3.21%**
   Portfolio turnover rate                                       34%           32%           10%
   Fees and expenses voluntarily waived or borne by
      the Manager consisted of the following per share
      amounts:                                              $  0.01       $  0.01      $   0.01

(a) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
(b) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(c)  The per share distribution in excess of net investment income was $0.0009.
(d) Net expenses exclude expenses incurred indirectly through investment in underlying funds. See Note 1.
*    Period from November 26, 1996 (commencement of operations) to February 28,
     1997.
**   Annualized.
+    Computed using average shares outstanding throughout the period.


6              See accompanying notes to the financial statements.

GMO Global (U.S.+) Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements
February 28, 1999
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO Global (U.S.+) Equity Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund operates as a "fund-of-funds" in that, pursuant to management provided by the Manager, it makes investments in other funds of the Trust ("underlying funds"). The Fund seeks a total return greater than that of the GMO Global (U.S.+) Equity Index, a benchmark developed by the Manager. The Fund will pursue its objective by investing in Class III shares of domestic equity, international equity, and fixed income funds of the Trust.

     Prior to January 9, 1998, the Fund offered three classes of shares: Class I, Class II and Class III. Effective January 9, 1998, Class I shares ceased operations and all shares were exchanged for Class III shares, and Class II shares ceased to be offered. The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Shares of underlying funds are valued at their net asset value as reported on each business day. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/ dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of

GMO Global (U.S.+) Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     default by the seller. Collateral for certain tri-party agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to the classification of distributions from underlying funds and redemptions in-kind. Gains resulting from such in-kind transactions amounted to $144,004.

     The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 28, 1999. This reclassification has no impact on net investment income, realized gain/loss and net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights table excludes these adjustments.


                 Accumulated                   Accumulated
              Undistributed Net             Undistributed Net
             Investment Income                Realized Gain                Paid-in Capital
           ------------------------      ------------------------      ------------------------
                 $ 1,211,441                  $ (1,033,894)                  $ (177,547)

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

GMO Global (U.S.+) Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary.

     Purchases and redemptions of Fund shares
     The premium on cash purchases of Fund shares is .47% of the amount invested. In the case of cash redemptions, the fee is .15% of the amount redeemed. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. Purchase premiums are included as part of each class' "shares sold" and redemption fees are included as part of each class' "shares repurchased", respectively, as summarized in Note 5. For the year ended February 28, 1999, the Fund received $25,765 in purchase premiums and $13,125 in redemption fees. There is no premium for reinvested distributions or in-kind transactions.

     Investment risk
     The Fund is subject to the investment risk associated with an investment in the underlying funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

GMO Global (U.S.+) Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

2.   Fees and other transactions with affiliates

     The Manager determines the allocation of the assets of the Fund among designated underlying funds. The Manager does not charge an advisory fee for asset allocation advice provided to the Fund, but receives advisory and shareholder service fees from the underlying funds in which the Fund invests. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. No shareholder service fee is charged for Class III shares.

     GMO has contractually agreed to reimburse all expenses directly incurred by the Fund until February 29, 2000 (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses).

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the year ended February 28, 1999 was $455. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 28, 1999, aggregated $14,092,875 and $19,356,094, respectively.

     At February 28, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                                Gross Unrealized         Gross Unrealized        Net Unrealized
        Aggregate Cost            Appreciation             Depreciation           Depreciation
     ----------------------    --------------------     -------------------     ------------------
         $ 38,992,191               $ 149,852              $ 6,655,384             $ 6,505,532

4.   Principal shareholders

     At February 28, 1999, 37.5% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares.

GMO Global (U.S.+) Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including a class' portion of the purchase premiums and redemption fees received by the Fund, were as follows:

                                                                              Period from April 30, 1997
                                                                             (commencement of operations)
   Class I:                                                                       to January 9, 1998
                                                                            --------------------------------
                                                                               Shares           Amount
                                                                            -------------- -----------------
   Shares sold                                                                  107,248    $    1,151,341
   Shares issued to shareholders in
     reinvestment of distributions                                               20,607           203,301
   Shares repurchased                                                          (127,855)       (1,216,190)
                                                                            ============== =================
   Net increase                                                                      --    $      138,452
                                                                            ============== =================

                                                        Year Ended                       Year Ended
   Class III:                                       February 28, 1999                February 28, 1998
                                           -------------------------------- --------------------------------
                                               Shares          Amount          Shares           Amount
                                           --------------- ---------------- -------------- -----------------
   Shares sold                                   531,374   $   5,481,883      1,472,906    $   15,143,599
   Shares issued to shareholders in
     reinvestment of distributions               136,208       1,323,898        192,315         1,900,758
   Shares repurchased                         (1,298,592)    (12,742,195)      (352,601)       (3,882,276)
                                           =============== ================ ============== =================
   Net increase (decrease)                      (631,010)  $  (5,936,414)     1,312,620    $   13,162,081
                                           =============== ================ ============== =================

GMO Global (U.S.+) Equity Allocation Fund
(A Series of GMO Trust)


Federal Tax Information -- (Unaudited)
--------------------------------------------------------------------------------

For the fiscal year ended February 28, 1999, all of the Fund's distributions are from investment company taxable income, except that the Fund has designated 63.2% of distributions as net capital gain dividends.

GMO Global (U.S.+) Equity Allocation Fund
(A Series of GMO Trust)


--------------------------------------------------------------------------------


Portfolio Managers
------------------

Mr. R. Jeremy Grantham and Mr. Ben Inker are primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Grantham has been a portfolio manager at Grantham, Mayo, Van Otterloo & Co. LLC for more than fifteen years. Mr. Inker has been with the firm for seven years.


Management Discussion and Analysis of Fund Performance
------------------------------------------------------

The Class III shares of the Global (U.S.+) Equity Allocation Fund returned -2.8% for the fiscal year ended February 28, 1999. During that period the Fund's benchmark (75% S&P 500/25% GMO EAFE-Lite Extended) returned 15.4%.

Our fundamental conclusion at the outset of 1998 was that the developed, large-cap equity markets in the U.S. and abroad were markedly overvalued. Our research indicated that better long-term returns could be achieved from investments in other asset classes, including both REITS and small-caps in the U.S., emerging and small-cap international equities and fixed income instruments. By diversifying out of large-cap equities and into other asset classes with good return potential, we believed we were exposing our clients to a portfolio with better return potential and a reasonable level of risk. What we did not anticipate was that in the wake of the global crisis and the ensuing flight to quality stocks, everything other than blue chips was sold by nervous investors. As a result, all of our bets worked against us.

During the fiscal year, the Fund was underweight in U.S. stocks by 16% relative to the benchmark. Due to the continuing rally of U.S. equities, this allocation hurt the Fund's overall performance. Within U.S. stocks, we tilted the portfolio towards the most attractively valued sectors including small stocks, where we were 12% overweight, and real estate investment trusts (REITs), where we were 5% overweight. For the fiscal year, the allocation to REITs hurt performance, as the GMO REIT Fund underperformed the S&P 500 Index by a staggering 44%. Performance of the GMO Growth Fund added 3.2% relative to the S&P 500. However, this gain was offset by underperformance of the GMO Small Cap Value, Small Cap Growth, U.S. Core and Value Funds.

Our modest underweight of international stocks was unsuccessful in adding value. Performance of the International Core Fund lagged the benchmark as the rally in expensive multinationals continued. The GMO International Core Fund returned -0.7%, underperforming the GMO EAFE-Lite Index by 6.8%. The Fund was 6% overweight in emerging equities for the period, hurting performance as both the GMO Emerging Markets Fund and the GMO Evolving Countries Fund trailed the IFC Investable Composite by 6.2% and 6.8%, respectively. Collectively, the allocation to international equities cost the Fund -4.8% relative to the benchmark.

The Fund was overweight 12% in fixed income, with allocations to international and emerging bonds along with U.S. fixed income. Due largely to the poor performance of the GMO Emerging Country Debt Fund during the Asian-Russian crisis, this position detracted from performance.

GMO Global (U.S.+) Equity Allocation Fund
(A Series of GMO Trust)


--------------------------------------------------------------------------------

The fundamentals of today's markets do not justify the extreme valuation disparities that we see. The investment climate has become increasingly speculative, exemplified by the extraordinary returns and volatility of Internet stocks. Our conviction that these conditions cannot prevail indefinitely remains firm. As such, we will hold our positions, which are now remarkably cheap. With the eventual return to intrinsic value, we expect the opportunities for value-added resulting from these extreme conditions will be extraordinary and will vastly offset recent underperformance.

The views expressed here are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC Management. They are not meant as investment advice.

           Comparison of Change in Value of a $10,000 Investment in GMO Global (U.S.+) Equity Allocation Fund Class III Shares and the
     S&P 500 Index (50%)/MSCI All Country World Index (50%)
                            As of February 28, 1999

                       --------------------------------
                          Average Annual Total Return
                       --------------------------------
                                            Since
                                          Inception
                           1 Year         11/26/96
             Class     --------------------------------
              III          -3.4%            9.9%
                       --------------------------------


                           [LINE GRAPH APPEARS HERE]


                   GMO Global (U.S.+) Equity Allocation Fund          S&P 500 Index (50%)/MSCI All        GMO Global (U.S.+)
    Date                       Class III Shares                          Country World Index (50%)             Equity Index
    ----           ----------------------------------------           ----------------------------        ------------------
  1/31/96
 11/26/96                          9,953                                          10,000                         10,000
 12/31/96                          10,023                                          9,823                          9,848
  3/31/97                          10,185                                         10,011                         10,079
  6/30/97                          11,394                                         11,634                         11,693
  9/30/97                          12,412                                         12,201                         12,374
 12/31/97                          12,017                                         12,157                         12,395
  3/31/98                          13,317                                         13,848                         14,154
  6/30/98                          12,892                                         14,121                         14,488
  9/30/98                          11,149                                         12,553                         12,882
 12/31/98                          12,734                                         15,214                         15,574
  2/28/99                          12,366                                         15,251                         15,576

Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on reinvested distributions. Each performance figure assumes purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of 47 bp on the purchase and 15 bp on the redemption. Transaction fees are paid to the Fund to cover trading costs. Past performance is not indicative of future performance. Information is unaudited.

GMO Growth Fund
(A Series of GMO Trust)
Annual Report
February 28, 1999

Report of Independent Accountants

To the Trustees of GMO Trust and the Shareholders of GMO Growth Fund (A Series of GMO Trust)



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Growth Fund at February 28, 1999 and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
Boston, Massachusetts
April 12, 1999

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
February 28, 1999


   Shares       Description                                         Value($)
--------------------------------------------------------------------------------
                Common Stocks -- 95.8%

                Aerospace -- 1.0%
     30,100     Allied Signal Inc                                   1,245,387
      5,500     Cordant Technologies Inc                              214,156
        900     Northrop Grumman Corp                                  56,081
      1,000     Teleflex Inc                                           35,563
                                                                  -----------
                                                                    1,551,187
                                                                  -----------

                Automotive -- 0.5%
      6,100     General Motors Corp, Class H *                        287,844
      5,850     Genuine Parts Co                                      175,134
        800     Goodyear Tire & Rubber Co                              37,000
      4,900     Lear Corp *                                           173,031
      3,300     Meritor Automotive Inc                                 52,388
                                                                  -----------
                                                                      725,397
                                                                  -----------

                Banking and Financial Services -- 4.8%
     13,000     American Express Co                                 1,410,499
      1,800     Amsouth Bancorp                                        84,600
      1,000     Bank One Corp                                          53,750
      5,036     Bear Stearns Inc                                      215,595
      2,400     Capital One Financial Corp                            306,300
      6,500     Charles Schwab & Co Inc                               484,656
     18,245     Citigroup Inc                                       1,071,893
      1,000     City National Corp                                     32,250
      7,200     Comdisco Inc                                           86,400
      8,400     Countrywide Credit Industry Inc                       318,150
      8,700     Dime Bancorp Inc                                      215,325
     13,000     Donaldson Lufkin & Jenrette                           741,000
      7,900     Edwards (AG) Inc                                      257,244
      1,500     Federated Investors Inc                                28,781
        800     Golden State Bancorp *                                 14,250
        200     Golden West Financial Corp                             18,788
      9,100     Hibernia Corporation, Class A                         147,306
     16,500     Household International Inc                           670,313
      3,400     Lehman Brothers Holding Inc                           180,200
        450     Liberty Financial Cos                                  10,097
      5,100     Morgan Stanley Dean Witter & Co                       461,550
      2,800     National City Corp                                    195,650
      6,450     Northfork Bancorp                                     141,900
        600     Old Kent Financial Corp                                26,325
      1,950     Paine Webber Group Inc                                 72,881

              See accompanying notes to the financial statements.              1

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999



   Shares       Description                                         Value($)
--------------------------------------------------------------------------------

                Banking and Financial Services -- (Continued)
      1,100     Peoples Heritage Finance Group Inc                     18,700
      3,000     PMI Group Inc                                         129,375
      1,150     Raymond James Financial Corp                           20,988
      1,800     SEI Investments Co                                    178,200
      2,400     Unionbancal Corp                                       75,450
                                                                  -----------
                                                                    7,668,416
                                                                  -----------

                Chemicals -- 1.2%
      1,300     Arch Chemicals Inc *                                   24,700
        900     Cabot Corporation                                      22,669
      3,100     Eastman Chemical Co                                   146,281
      7,300     Engelhard Corp                                        130,031
      1,900     Millenium Chemicals Inc                                34,319
      5,000     Monsanto Co                                           227,813
     10,400     Morton International Inc                              375,700
      2,600     Olin Corp                                              32,988
      2,600     PPG Industries Inc                                    135,363
     14,100     Praxair Inc                                           492,619
      5,100     Rohm & Haas Co                                        159,375
        900     Sherwin Williams Co                                    21,656
        500     Union Carbide Corp                                     22,000
      1,900     W.R. Grace & Co *                                      25,531
      2,600     Wellman Inc                                            24,213
                                                                  -----------
                                                                    1,875,258
                                                                  -----------

                Communications -- 0.1%
      1,100     NTL Inc *                                              85,456
                                                                  -----------

                Computer and Office Equipment -- 5.1%
      5,100     Apple Computer Inc *                                  177,544
        200     Comverse Technology Inc *                              14,350
      3,700     Concord EFS Inc *                                     118,169
     28,700     Electronic Data Systems Corp                        1,334,549
     25,600     EMC Corp *                                          2,620,799
      7,200     Gateway 2000 Inc *                                    523,350
     18,500     Hewlett Packard Co                                  1,229,093
      2,800     Lexmark International Group Inc *                     288,925
      7,400     Micron Electronics Inc *                              106,375
     16,600     Micron Technology Inc *                               956,574
      6,100     Rational Software Corp *                              181,094


2             See accompanying notes to the financial statements.

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


   Shares       Description                                         Value($)
--------------------------------------------------------------------------------

                Computer and Office Equipment -- continued
      4,400     Reynolds & Reynolds Inc, Class A                       83,050
      7,900     Sterling Software Inc *                               201,450
      4,200     Symbol Technologies Inc                               222,600
      2,300     Western Digital Corp *                                 22,138
                                                                  -----------
                                                                    8,080,060
                                                                  -----------

                Construction -- 3.6%
     85,800     Home Depot Inc                                      5,121,187
        100     Kaufman & Broad Home Corp                               2,250
      8,800     Lowes Co Inc                                          521,950
        900     McDermott International Inc                            17,944
                                                                  -----------
                                                                    5,663,331
                                                                  -----------

                Consumer Goods -- 2.3%
      4,700     Black and Decker Corp                                 229,125
      1,800     Department 56 Inc *                                    59,738
      5,200     Eastman Kodak Co                                      344,175
      2,200     Fisher Scientific International Inc *                  38,225
      6,100     Furniture Brands International Inc *                  130,388
      4,300     Hasbro Inc                                            159,100
      5,400     Johnson Controls                                      332,100
      3,000     Jones Apparel Group Inc *                              83,813
      3,600     Knoll Inc *                                            68,850
      2,500     Kohls Corp *                                          172,500
      4,500     Lancaster Colony Corp                                 123,750
      3,900     Liz Claiborne Inc                                     131,381
      1,000     Mattel Co                                              26,375
     11,300     Newell Co                                             480,250
      9,100     Nike Inc, Class B                                     487,988
        600     Nine West Group Inc *                                  13,463
      1,600     Patterson Dental Company *                             64,800
      1,800     Polo Ralph Lauren Corp *                               35,888
      2,500     PSS World Medical Inc *                                28,438
      3,400     Reebok International Ltd *                             54,825
      1,300     Russell Corp                                           25,350
      2,700     Steelcase Inc                                          41,175
      2,100     Sunbeam Corp *                                         12,206
      3,700     Terra Industries Inc                                   18,269
      3,200     US Industries Inc                                      52,000
      7,400     VF Corp                                               356,125


              See accompanying notes to the financial statements.              3

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


   Shares       Description                                         Value($)
--------------------------------------------------------------------------------

                Consumer Goods -- continued
        500     Wallace Computer Services                              11,313
      2,600     Warnaco Group Inc, Class A                             58,500
        600     Whirlpool Corp                                         26,100
                                                                  -----------
                                                                    3,666,210
                                                                  -----------

                Electronic Equipment -- 3.1%
      6,900     3 Com Corp *                                          216,919
      1,900     ADC Telecommunications Inc *                           76,950
        700     Altera Corp *                                          34,038
      3,200     American Power Conversion Corp *                      114,800
      3,969     Amp Inc                                               211,101
        300     Amphenol Corp, Class A *                               10,744
      9,700     Ascend Communications Inc *                           746,293
      2,600     Aspect Telecommunications Corp *                       19,988
      4,600     Atmel Corp *                                           79,063
      3,100     Ciena Corp *                                           86,413
      8,700     Emerson Electric Co                                   499,706
     16,900     General Instrument Corp *                             494,325
      3,500     Hubbell Inc, Class B                                  130,375
        800     Jabil Circuit Inc *                                    26,100
      3,000     Litton Industries *                                   168,375
        900     Microchip Technology Inc *                             24,525
      6,150     Molex Inc                                             164,513
     10,700     Motorola Inc                                          751,674
        500     Perkin Elmer Corp                                      47,375
     11,600     Raytheon Co, Class B                                  619,875
        200     Read Rite Corp *                                        1,700
        200     Sanmina Corp *                                         10,450
      1,100     SCI Systems Inc *                                      34,031
      3,300     Scientific Atlanta Inc                                107,044
      3,100     Thomas & Betts Corp                                   129,231
        995     Vishay Intertechnology Inc *                           12,873
      1,300     Xilinx Inc *                                           90,675
                                                                  -----------
                                                                    4,909,156
                                                                  -----------

                Food and Beverage -- 2.7%
     27,600     Coca Cola Co                                        1,764,674
      3,600     Coca Cola Enterprises Inc                             111,600
      5,900     IBP Inc                                               132,750
     15,000     McDonald's Corp                                     1,274,999


4             See accompanying notes to the financial statements.

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999



     Shares     Description                                          Value($)
--------------------------------------------------------------------------------

                Food and Beverage -- continued
      4,100     Pepsico Inc                                           154,263
     19,800     RJR Nabisco Holdings Corp                             540,788
        900     Sysco Corp                                             25,425
      2,600     Universal Corp                                         70,688
      6,900     Wendy's International Inc                             165,169
                                                                  -----------
                                                                    4,240,356
                                                                  -----------

                Health Care -- 5.9%
      3,500     Bard (CR)                                             197,313
      4,600     Becton Dickinson & Co                                 154,100
      6,700     BioMet Inc                                            245,806
     16,300     Boston Scientific Corp *                              431,950
      7,355     Cardinal Health Inc                                   530,939
     45,600     Columbia HCA Healthcare Corp                          815,099
      6,100     Dentsply International Inc                            155,550
      5,100     Express Scripts Inc, Class A *                        329,269
      6,100     Forest Laboratories Inc *                             301,569
      1,400     HCR Manor Care Inc *                                   31,325
      7,200     Health Management Associates Inc *                     93,150
      1,700     Hillenbrand Industries Inc                             71,188
      8,600     Integrated Health Services Inc *                       51,063
     33,000     Johnson & Johnson                                   2,817,374
      8,700     Lincare Holdings Inc *                                309,938
      4,400     Mallinckrodt Inc                                      136,125
      6,500     Mariner Post-Acute Network Inc *                       14,219
     16,590     Medtronic Inc                                       1,171,668
      5,300     Novacare Corp *                                        11,263
      4,400     Perrigo Co *                                           36,850
      1,000     Pharmacia & Upjohn Inc                                 54,438
      6,100     Quorum Health Group Inc *                              56,425
      4,800     Steris Corp *                                         157,800
     10,400     Tenet Healthcare Corp *                               204,750
      5,100     United Healthcare Corp                                251,494
      2,200     Universal Health Services, Class B *                   89,375
      8,100     Wellpoint Health Network *                            638,888
                                                                  -----------
                                                                    9,358,928
                                                                  -----------

                Insurance -- 2.2%
      7,000     Aetna Life and Casualty Co                            518,438
        200     AFLAC Corp                                              8,825


              See accompanying notes to the financial statements.              5

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


   Shares       Description                                         Value($)
--------------------------------------------------------------------------------

                Insurance -- continued
      2,200     AMBAC Inc                                             123,200
        600     American International Group Inc                       68,363
      1,100     American National Insurance Co                         82,775
      2,300     CNA Financial Corp *                                   78,056
        600     Commerce Group Inc                                     16,050
      3,373     Conseco Inc                                           100,979
      6,900     Foundation Health Systems Inc, Class A *               55,200
        500     Fremont General Corp                                    9,875
        600     Hartford Financial Services Group Inc                  32,438
      5,800     Loews Corp                                            453,488
      3,400     MBIA Inc                                              209,313
      1,100     Ohio Casualty Corp                                     44,413
      2,000     Old Republic International Corp                        37,625
        300     Orion Capital Corp                                      9,919
      5,000     Pacificare Health Systems, Class B *                  361,250
        800     ReliaStar Financial Corp                               36,300
      2,100     Safeco Corp                                            84,394
     15,000     Saint Paul Cos Inc                                    485,625
      6,500     Torchmark Corp                                        216,125
      2,600     Transamerica Corp                                     188,663
      2,400     Transatlantic Holding Inc                             179,250
      3,400     Trigon Healthcare Inc *                               119,213
                                                                  -----------
                                                                    3,519,777
                                                                  -----------

                Machinery -- 0.3%
     10,200     Brunswick Corp                                        217,388
      3,800     Mohawk Industries Inc *                               123,500
        600     Novellus System Inc *                                  35,438
      2,900     Pall Corp                                              61,444
        300     Tecumseh Products Co, Class B                          13,575
        800     York International Corp                                29,000
                                                                  -----------
                                                                      480,345
                                                                  -----------

                Manufacturing -- 1.1%
      4,400     American Greetings Corp                               104,225
        200     Armstrong World Industries Inc                          9,838
      2,700     Blyth Industries Inc *                                 72,900
      4,400     Champion Enterprises Inc *                             86,625
      1,375     Clayton Homes Inc                                      17,016
      3,300     Crane Co                                               90,544
      1,900     Danaher Corp                                           91,675


6             See accompanying notes to the financial statements.

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


   Shares       Description                                         Value($)
--------------------------------------------------------------------------------

                Manufacturing -- continued
     12,700     International Game Technology                         241,300
      4,300     Leggett & Platt Inc                                    90,031
      1,500     Owens Corning                                          47,719
      9,200     Owens Illinois Inc *                                  220,225
      1,900     Rockwell International Corp                            84,431
        700     Trinity Industries Inc                                 23,056
      7,657     Tyco International Ltd                                569,968
                                                                  -----------
                                                                    1,749,553
                                                                  -----------

                Metals and Mining -- 0.0%
        200     Nacco Industries Inc, Class A                          17,600
                                                                  -----------

                Oil and Gas -- 1.9%
     10,800     Atlantic Richfield Co                                 589,950
      7,500     Columbia Energy Group                                 378,750
      4,300     Enron Corp                                            279,500
      4,200     Kerr-McGee Corp                                       119,963
     14,200     Occidental Petroleum Corp                             213,888
      1,600     Pennzenergy Co                                         15,000
     18,300     Phillips Petroleum Co                                 707,981
      7,500     Questar Corp                                          134,063
      4,700     Santa Fe Energy Resources Inc *                        24,675
     24,600     Union Pacific Resources Group                         219,863
     11,500     USX - Marathon Group                                  237,906
      1,800     Vastar Resources Inc                                   69,300
                                                                  -----------
                                                                    2,990,839
                                                                  -----------

                Paper and Allied Products -- 0.2%
      7,100     Ikon Office Solutions Inc                             100,288
     10,050     Sonoco Products Co                                    246,225
                                                                  -----------
                                                                      346,513
                                                                  -----------

                Pharmaceuticals -- 8.1%
     62,008     Abbott Laboratories                                 2,879,496
        900     Alza Corp *                                            47,194
     16,600     Amgen Inc *                                         2,072,924
      2,050     Bergen Brunswig Corp, Class A                          50,097
      2,400     Biogen Inc *                                          230,700
      3,150     ICN Pharmaceuticals Inc                                68,906
      2,730     Mark IV Industries Inc                                 41,121
      9,600     Merck & Co Inc                                        784,799


              See accompanying notes to the financial statements.              7

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


   Shares       Description                                         Value($)
--------------------------------------------------------------------------------

                Pharmaceuticals -- continued
      5,800     Mylan Laboratories Inc                                158,413
      5,100     Nu Skin Enterprises Inc *                             106,463
     37,512     Pfizer Inc                                          4,949,239
     14,300     Schering Plough Corp                                  799,905
      1,200     Sepracor Inc *                                        149,700
      3,800     Sigma-Aldrich Corp                                    100,225
      6,500     Watson Pharmaceutical Inc *                           314,031
                                                                  -----------
                                                                   12,753,213
                                                                  -----------

                Primary Materials -- 0.4%
      7,300     Crown Cork & Seal Inc                                 202,575
      8,000     Rubbermaid Inc                                        264,500
      1,600     Tupperware Corp                                        28,000
        900     Vulcan Materials Co                                   121,275
                                                                  -----------
                                                                      616,350
                                                                  -----------

                Primary Processing -- 0.2%
      1,400     Howmet International Inc. *                            22,575
      3,600     Mueller Industries Inc *                               76,050
      3,500     Nucor Corp                                            155,969
                                                                  -----------
                                                                      254,594
                                                                  -----------

                Printing and Publishing -- 0.1%
      1,100     Houghton Mifflin Co                                    47,300
      1,400     John Wiley and Sons Inc, Class A                       62,388
                                                                  -----------
                                                                      109,688
                                                                  -----------

                Real Estate -- 0.0%
      2,800     Lennar Corp                                            64,925
                                                                  -----------

                Refining -- 0.1%
      1,900     Ashland Inc                                            84,550
      1,300     Tosco Corp                                             26,894
        600     Ultramar Diamond Shamrock Corp                         11,850
                                                                  -----------
                                                                      123,294
                                                                  -----------

                Retail Trade -- 9.5%
     16,300     Albertsons Inc                                        929,099
      3,400     American Stores Co                                    114,750
     11,200     Autozone Inc *                                        392,000
      1,400     Barnes & Noble Inc *                                   41,388


8             See accompanying notes to the financial statements.

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


   Shares       Description                                         Value($)
--------------------------------------------------------------------------------

                Retail Trade -- continued
     12,500     Bed, Bath & Beyond Inc *                              367,969
      2,500     Best Buy Co Inc *                                     231,875
        500     Blair Corp                                              9,594
      1,300     Circuit City Stores Inc                                70,525
      1,600     Costco Cos Inc *                                      128,500
        900     Dayton Hudson Corp                                     56,306
      8,100     Dillards Department Stores Inc                        201,488
      2,400     Federated Department Stores Inc *                      91,350
     13,600     Food Products Lion Inc                                132,600
      1,700     Fruit of the Loom Inc *                                21,569
     38,500     Gap Inc                                             2,490,468
      1,200     Hannaford Brothers Co                                  56,400
      7,100     Kmart Corp *                                          124,250
     10,000     Kroger Co *                                           646,875
      1,000     Lands End Inc *                                        30,313
      2,400     Limited Inc                                            85,200
      4,800     Neiman Marcus Group Inc *                             124,200
     15,000     Office Depot Inc *                                    535,313
      4,400     Outback Steakhouse Inc *                              193,050
        400     Papa Johns International Inc *                         17,300
      3,200     Payless ShoeSource Inc *                              175,600
      2,100     Pier 1 Imports Inc                                     18,113
      3,200     Ross Stores Inc                                       146,400
     18,326     Safeway Inc *                                       1,058,326
      3,500     Sears Roebuck & Co                                    142,188
     12,900     Staples Inc *                                         379,341
     23,900     Toys R Us Inc *                                       337,588
      1,100     Value City Department Stores Inc *                     12,925
     65,200     Wal Mart Stores Inc                                 5,631,649
      1,200     Whole Foods Market Inc *                               37,050
      1,700     Williams-Sonoma Inc *                                  58,119
                                                                  -----------
                                                                   15,089,681
                                                                  -----------

                Services -- 2.6%
        600     Catalina Marketing Corp *                              38,625
      2,600     Cintas Corp                                           183,950
      2,000     Circus Circus Enterprises Inc *                        34,250
        700     Devry Inc *                                            17,588
     52,900     Disney Walt Co                                      1,861,418


              See accompanying notes to the financial statements.              9

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


   Shares       Description                                         Value($)
--------------------------------------------------------------------------------

                Services -- continued
      2,100     Fleming Cos Inc                                        15,488
      6,100     Fluor Corp                                            214,644
      3,200     Hertz Corp                                            127,400
      6,700     Marriott International Inc, Class A                   241,200
     10,350     Paychex Inc                                           438,581
     11,300     Supervalu Inc                                         271,906
      3,300     Total System Services Inc                              75,075
      3,700     United Video Satellite Group Inc *                    106,606
     10,160     Waste Management Inc                                  496,570
                                                                  -----------
                                                                    4,123,301
                                                                  -----------

                Technology -- 28.5%
      4,000     Acxiom Corp *                                          95,750
      6,600     Adobe Systems Inc                                     265,650
      7,900     Advanced Micro Devices Inc *                          141,213
      1,400     Affiliated Computer Services Inc *                     64,750
     51,400     America Online Inc                                  4,571,387
      1,800     American Management Systems Inc *                      60,075
     26,700     Automatic Data Processing Inc                       1,061,324
      2,900     Avnet Inc                                             115,094
        500     Beckman Coulter Inc                                    24,156
        700     Bisys Group Inc *                                      37,363
     14,800     BMC Software Inc *                                    604,950
      5,100     Ceridian Corp *                                       365,288
     70,050     Cisco Systems Inc *                                 6,851,765
     50,061     Compaq Computer Corp                                1,764,649
     14,000     Computer Sciences Corp                                932,749
     41,900     Dell Computer Corp *                                3,357,237
      3,100     Electronic Arts Inc *                                 123,613
      1,900     Electronics For Imaging Inc *                          66,381
     13,800     First Data Corp                                       527,850
      6,700     Fiserv Inc *                                          314,900
      4,600     Fore Systems Inc *                                     66,700
        400     G TECH Holdings Corp *                                  9,050
      7,000     Grainger (WW) Inc                                     311,500
     55,800     Intel Corp                                          6,692,512
      3,000     Intuit Inc *                                          296,813
        600     Macromedia Inc *                                       18,338
     67,200     Microsoft Corp *                                   10,088,399



10            See accompanying notes to the financial statements.

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


   Shares       Description                                         Value($)
--------------------------------------------------------------------------------

                Technology -- continued
        600     Networks Associates Inc *                              28,200
     45,300     Novell Inc *                                          877,687
     29,300     Oracle Corp *                                       1,637,137
      8,500     Parametric Technology Corp *                          130,688
      6,800     Policy Management System Corp *                       248,625
     14,000     Seagate Technology Corp *                             405,125
        400     Shared Medical Systems Corp                            20,400
     10,000     Solectron Corp *                                      446,875
     13,200     Storage Technology Corp *                             459,525
     14,100     Sun Microsystems Inc *                              1,372,105
      6,000     Sungard Data Systems Inc *                            237,750
      4,000     Synopsys Inc *                                        185,000
      1,500     Teradyne Inc *                                         71,438
      1,200     Uniphase Corp *                                       105,750
                                                                   -----------
                                                                   45,055,761
                                                                   -----------

                Telecommunications -- 6.7%
     12,500     Airtouch Communications Inc *                       1,138,280
      7,100     Alltel Corp                                           425,113
      8,000     AT & T Corp                                           657,000
        600     Bell Atlantic Corp                                     34,463
      3,000     Cablevision Systems Corp *                            195,000
      4,150     Century Telephone Enterprises Inc                     256,263
      4,200     Comsat Corp                                           122,850
     29,000     GTE Corp                                            1,881,374
     50,990     MCI Worldcom Inc *                                  4,206,674
      1,100     Paging Network Inc *                                    4,400
     11,200     US West Inc                                           597,100
     13,000     Viacom Inc, Class B *                               1,148,874
                                                                  -----------
                                                                   10,667,391
                                                                  -----------

                Textiles -- 0.3%
     11,300     Shaw Industries Inc                                   247,894
      6,200     Westpoint Stevens Inc *                               158,100
                                                                  -----------
                                                                      405,994
                                                                  -----------

                Tobacco -- 2.1%
     85,984     Philip Morris Cos Inc                               3,364,123
                                                                  -----------

              See accompanying notes to the financial statements.             11

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


     Shares/
  Par Value($)   Description                                        Value($)
--------------------------------------------------------------------------------

                Transportation -- 1.0%
     24,200     Burlington Northern Santa Fe Railroad Co              801,624
      2,000     Comair Holdings Inc                                    75,250
     12,700     CSX Corp                                              498,475
        800     Gatx Corp                                              27,650
      5,300     Ryder System Inc                                      143,100
                                                                  -----------
                                                                    1,546,099
                                                                  -----------

                Utilities -- 0.2%
      7,800     Coastal Corp                                          249,600
      1,700     El Paso Energy Corp                                    61,944
      1,300     Oneok Inc                                              35,019
                                                                  -----------
                                                                      346,563
                                                                  -----------

                TOTAL COMMON STOCKS  (COST  $107,139,217)         151,449,359
                                                                  -----------

                SHORT-TERM INVESTMENTS -- 14.7%

                Cash Equivalents -- 7.3%
 $  358,205     BankBoston Eurodollar Time Deposit, 5.005% due
                4/30/99(a)                                            358,205
  3,127,631     Merrimac Cash Fund Premium Class(a)                 3,127,631
 $8,000,000     Prudential Securities Group Inc, Master Note,
                5.075% due 6/14/99(a)                               8,000,000
                                                                  -----------
                                                                   11,485,836
                                                                  -----------

                U.S. Government -- 0.4%
   $720,000     U.S. Treasury Bill, 4.53%, due 4/29/99(b)             714,560
                                                                  -----------

                Repurchase Agreements -- 7.0%
 $8,307,845     Salomon Smith Barney Inc. Repurchase Agreement,
                dated 2/26/99, due 3/1/99, with a maturity value
                of $8,310,628 and an effective yield of 4.02%,
                collateralized by a U.S. Treasury Obligation
                with a rate of 7.00%, maturity date of
                7/15/06 and market value, including accrued
                interest, of $8,474,002.                            8,307,845
 $2,721,996     Prudential Securities Inc. Repurchase
                Agreement, dated 2/26/99, due 3/1/99, with a
                maturity value of $2,722,917 and an effective
                yield of 4.06%, collateralized by a U.S.
                Government Agency Obligation with a rate of
                7.30%, maturity date of 8/01/24 and market
                value, including accrued interest, of
                $2,776,438.                                         2,721,996
                                                                  -----------
                                                                   11,029,841
                                                                  -----------

                TOTAL SHORT-TERM INVESTMENTS  (COST $23,230,345)   23,230,237
                                                                  -----------


12            See accompanying notes to the financial statements.

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


                                                                    Value ($)
                                                                   -----------

                TOTAL INVESTMENTS -- 110.5%
                (COST $130,369,562)                               174,679,596

                Other Assets and Liabilities (net) -- (10.5)%     (16,595,355)
                                                                 ------------

                TOTAL NET ASSETS -- 100%                         $158,084,241
                                                                 ============

                Notes to the Schedule of Investments:

                *  Non-income producing security.
               (a) Represents investments of security lending collateral (Note
                   1).
               (b) Security has been segregated to cover margin requirements on open financial futures contracts.


              See accompanying notes to the financial statements.             13

GMO Growth Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- February 28, 1999
------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $130,369,562) (Note 1)             $174,679,596
   Dividends and interest receivable                                   116,714
   Receivable for Fund shares sold                                         115
   Receivable for open swap contracts (Notes 1 and 6)                   39,789
   Receivable for expenses waived or borne by Manager (Note 2)          25,502
                                                                  ------------

      Total assets                                                 174,861,716
                                                                  ------------

Liabilities:
   Payable upon return of securities loaned (Note 1)                11,485,836
   Payable for Fund shares repurchased                               5,127,000
   Payable to affiliate for (Note 2):
     Management fee                                                     64,295
     Shareholder service fee                                            18,874
   Payable for variation margin on open futures contracts
     (Notes 1 and 6)                                                    43,605
   Accrued expenses                                                     37,865
                                                                  ------------

      Total liabilities                                             16,777,475
                                                                  ------------

Net assets                                                        $158,084,241
                                                                  ============

Net assets consist of:
   Paid-in capital                                                $103,284,568
   Accumulated undistributed net investment income                      93,200
   Accumulated undistributed net realized gain                      10,470,205
   Net unrealized appreciation                                      44,236,268
                                                                  ------------
                                                                  $158,084,241
                                                                  ============

Net assets attributable to:
   Class III shares                                               $158,084,241
                                                                  ============

Shares outstanding:
   Class III                                                        38,161,658
                                                                  ============

Net asset value per share:
   Class III                                                      $       4.14
                                                                  ============



14            See accompanying notes to the financial statements.

GMO Growth Fund
(A Series of GMO Trust)

Statement of Operations -- Year Ended February 28, 1999
------------------------------------------------------------------------------


Investment Income:
   Dividends                                                       $ 1,255,352
   Interest (including securities lending income of $31,134)           669,253
                                                                   -----------

      Total income                                                   1,924,605
                                                                   -----------

Expenses:
   Management fee (Note 2)                                             857,030
   Custodian and transfer agent fees                                    60,988
   Audit fees                                                           35,588
   Legal fees                                                            3,050
   Trustees fees (Note 2)                                                1,554
   Registration fees                                                       288
   Miscellaneous                                                         3,266
   Fees waived or borne by Manager (Note 2)                           (396,124)
                                                                   -----------
                                                                       565,640
   Shareholder service fee (Note 2)
      Class III                                                        257,109
                                                                   -----------
      Net expenses                                                     822,749
                                                                   -----------

        Net investment income                                        1,101,856
                                                                   -----------

Realized and unrealized gain (loss):
   Net realized gain (loss) on:
      Investments                                                   41,093,629
      Closed futures contracts                                       2,684,595
      Closed swap contracts                                         (7,930,568)
                                                                   -----------

        Net realized gain                                           35,847,656
                                                                   -----------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                                   (2,350,657)
      Open futures contracts                                          (445,596)
      Open swap contracts                                            1,256,288
                                                                   -----------

        Net unrealized loss                                         (1,539,965)
                                                                   -----------

      Net realized and unrealized gain                              34,307,691
                                                                   -----------

Net increase in net assets resulting from operations               $35,409,547
                                                                   ===========

             See accompanying notes to the financial statements.          15

GMO Growth Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                 Year Ended          Year Ended
                                                             February 28, 1999   February 28, 1998
                                                             -----------------   -----------------
Increase (decrease) in net assets:
Operations:
   Net investment income                                        $  1,101,856        $  1,601,374
   Net realized gain                                              35,847,656          40,361,429
   Change in net unrealized appreciation (depreciation)           (1,539,965)         20,120,094
                                                                ------------        ------------

   Net increase in net assets resulting from operations           35,409,547          62,082,897
                                                                ------------        ------------

Distributions to shareholders from:
   Net investment income
       Class III                                                  (1,131,539)         (2,146,620)
                                                                ------------        ------------
       Total distributions from net investment income             (1,131,539)         (2,146,620)
                                                                ------------        ------------

   Net realized gains
       Class III                                                 (37,976,729)        (80,215,172)
                                                                ------------        ------------
       Total distributions from net realized gains               (37,976,729)        (80,215,172)
                                                                ------------        ------------

                                                                 (39,108,268)        (82,361,792)
                                                                ------------        ------------
   Net share transactions: (Note 5)
       Class III                                                 (41,140,532)        (20,981,043)
                                                                ------------        ------------
   Decrease in net assets resulting from net share               (41,140,532)        (20,981,043)
      transactions
                                                                ------------        ------------

      Total decrease in net assets                               (44,839,253)        (41,259,938)

Net assets:
   Beginning of period                                           202,923,494         244,183,432
                                                                ------------        ------------

   End of period (including accumulated undistributed net
      investment income of $93,200 and $122,883, respectively)  $158,084,241        $202,923,494
                                                                ============        ============

16               See accompanying notes to the financial statements.

GMO Growth Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
-----------------------------------------------------------------------------------------------------------------

                                                              Year Ended February 28/29,
                                              ------------------------------------------------------------
                                                1999         1998         1997         1996         1995
                                              --------     --------     --------     --------     --------
Net asset value, beginning of
   period                                     $   4.38     $   5.18     $   5.65     $   4.45     $   4.14
                                              --------     --------     --------     --------     --------


Income from investment operations:
   Net investment income                          0.03         0.04         0.07         0.08         0.06
   Net realized and unrealized gain               0.89         1.41         1.03         1.54         0.38
                                              --------     --------     --------     --------     --------

      Total from investment operations            0.92         1.45         1.10         1.62         0.44
                                              --------     --------     --------     --------     --------

Less distributions to shareholders:
   From net investment income                    (0.03)       (0.06)       (0.08)       (0.07)       (0.06)
   From net realized gains                       (1.13)       (2.19)       (1.49)       (0.35)       (0.07)
                                              --------     --------     --------     --------     --------

      Total distributions                        (1.16)       (2.25)       (1.57)       (0.42)       (0.13)
                                              --------     --------     --------     --------     --------
Net asset value, end of period                $   4.14     $   4.38     $   5.18     $   5.65     $   4.45
                                              ========     ========     ========     ========     ========

Total Return (a)                                 22.90%       36.37%       21.64%       37.77%       10.86%

Ratios/Supplemental Data:
   Net assets, end of period (000's)          $158,084     $202,923     $244,183     $391,366     $239,006

   Net expenses to average daily net
      assets                                      0.48%        0.48%        0.48%        0.48%        0.48%
   Net investment income to average daily
      net assets                                  0.64%        0.79%        1.21%        1.54%        1.50%
   Portfolio turnover rate                          50%          60%         100%          76%         139%
   Fees and expenses voluntarily waived or
      borne by the Manager consisted of the
      following per share amounts:            $   0.01     $   0.01     $   0.01     (b)          (b)

(a)Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b)Fees and expenses waived or borne by the Manager were less than $0.01 per share.


               See accompanying notes to the financial statements.            17

GMO Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements
February 28, 1999
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO Growth Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks long-term growth of capital through investment of substantially all of its assets in common stocks chosen from the Wilshire 5000 Index and primarily in the equity securities of companies chosen from among the 1,200 companies with the largest equity capitalization whose securities are listed on a United States national securities exchange.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     Futures contracts
     The Fund may purchase and sell futures contracts on the domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a specified price at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value

GMO Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See
     Note 6 for all open futures contracts as of February 28, 1999.

     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     Security lending
     The Fund may lend its securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At February 28, 1999, the Fund loaned securities having a market value of $11,001,321, collateralized by cash in the amount of $11,485,836, which was invested in short-term instruments.

     Swap agreements
     The Fund may enter into swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund also enters into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in the price of the security or index underlying these transactions. See Note 6 for a summary of all open swap agreements as of February 28, 1999.

GMO Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

     Purchases and redemptions of Fund shares
     The premium on cash purchases of Fund shares is .14 % of the amount invested. All purchase premiums are paid to and recorded by the Fund as paid-in capital. Purchase premiums are included as part of "shares sold", as summarized in Note 5. For the year ended February 28, 1999, the Fund received $4,486 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.

GMO Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .50% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

     GMO agreed to waive a portion of its fee and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed .33% of average daily net assets.

     Effective March 1, 1999, GMO's contractual management fee was reduced to .33% of average daily net assets. GMO entered into a binding agreement effective until February 29, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the year ended February 28, 1999 was $1,554. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 28, 1999, aggregated $81,338,946 and $162,669,216, respectively.

     At February 28, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                          Gross Unrealized     Gross Unrealized     Net Unrealized
      Aggregate Cost        Appreciation         Depreciation        Appreciation
   --------------------  -------------------  ------------------  ------------------
       $130,610,542          $51,740,612          $7,671,558         $44,069,054


4.   Principal shareholders

     At February 28, 1999, 79% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.

GMO Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including the purchase premiums received by the Fund, were as follows:

                                                Year Ended                      Year Ended
     Class III:                             February 28, 1999                February 28, 1998
                                       -----------------------------   ------------------------------
                                          Shares          Amount          Shares          Amount
                                       -------------  --------------   -------------   --------------
     Shares sold                            735,556   $    3,204,280         273,096  $     1,305,596
     Shares issued to shareholders
          in reinvestment of              9,514,574       39,000,762      19,976,847       82,093,391
     distributions
     Shares repurchased                 (18,430,431)    (83,345,574)     (21,043,724)   (104,380,030)
                                       -------------   --------------  -------------   --------------
     Net decrease                        (8,180,301)  $  (41,140,532)      (793,781)  $  (20,981,043)
                                       =============   ==============  =============   ==============

6.   Financial instruments

     A summary of outstanding financial instruments at February 28, 1999 is as follows:

     Long futures contracts

          Number of                                                                  Net Unrealized
          Contracts            Type         Expiration Date      Contract Value       Depreciation
        ---------------   ---------------   ----------------   ------------------   -----------------
              14             S&P 500           March 1999     $    4,324,250       $   (113,555)
                                                                                    =================

     At February 28, 1999, the Fund has sufficient cash and/or securities to cover any commitments or margin on open futures contracts.

GMO Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Swap agreement


    Notional Amount    Expiration                                                       Net Unrealized
   Fund/Counterparty      Date                         Description                       Appreciation
   ------------------  ----------    ------------------------------------------------   ---------------
  $   12,252,031/       2/18/00      Agreement with Morgan Stanley Capital             $    39,789
      12,252,039                     Services, Inc. dated 2/18/99 to pay (receive)
                                     the notional amount multiplied by the return
                                     on the Standard & Poor's 500 Index
                                     (including dividends) less the notional
                                     amount multiplied by 3 month LIBOR adjusted
                                     by a specified spread and to receive (pay)
                                     the counterparty's notional amount
                                     multiplied by the return on the Russell 2000
                                     Index (including dividends) less the
                                     counterparty's notional amount multiplied by
                                     3 month LIBOR adjusted by a specified
                                     spread.
                                                                                        ===============
                                                                                       $    39,789
                                                                                        ===============

GMO Growth Fund
(A Series of GMO Trust)


Federal Tax Information -- (Unaudited)
--------------------------------------------------------------------------------

     For the fiscal year ended February 28, 1999, all of the Fund's distributions are from investment company taxable income, except that the Fund has designated 91.29% of distributions as net capital gain dividends.

GMO Growth Fund
(A Series of GMO Trust)


--------------------------------------------------------------------------------

Portfolio Managers
------------------

Mr. R. Jeremy Grantham, Mr. Christopher Darnell and Mr. Robert Soucy are primarily responsible for the day-to-day management of the Fund's portfolio. Mssrs. Grantham and Darnell have each been portfolio managers at Grantham, Mayo, Van Otterloo & Co. LLC for more than fifteen years; Mr. Soucy for more than ten years.


Management Discussion and Analysis of Fund Performance
------------------------------------------------------

The Class III shares of the GMO Growth Fund returned 22.9% for the fiscal year ended February 28, 1999, as compared to 19.7% for the S&P 500 and 26.6% for the Russell 1000 Growth Index. Consistent with the Fund's investment objectives and policies, the Fund was invested substantially in common stocks throughout the period.

The Fund is underweight in large-cap issues and overweight in small-cap stocks. These positions detracted from performance for the fiscal year because of the significant outperformance of large-cap stocks.

Excluding the impact of the swap, which is designed to give the portfolio exposure to small-cap stocks, sector selection was positive for the year. Contributing to relative performance was the Fund's overweight position in such strong performing sectors as consumer discretionary (particularly retail stocks), telephone utilities and technology stocks. Underweight positions in underperforming sectors, including consumer staples (particularly the beverage and food industries), energy, producer durables and multi-industry stocks also added to relative performance. Overweighting auto/transportation, integrated oils and financial services stocks detracted from performance as these sectors underperformed the benchmark.

Stock selection detracted modestly from performance for the fiscal year. The underperformance was primarily due to weak stock selection among healthcare, financial services and technology stocks. Also detracting from performance, albeit to a lesser extent, was weak selection in utilities, producer durables and multi-industry stocks. Weak stock selection in these areas more than offset strong stock selection in consumer discretionary and consumer staple stocks.

For the fiscal year, the momentum and fair value strategies were successful in adding value. The momentum strategy was especially powerful in the fourth quarter of 1998. The cash flow and neglect strategies, on the other hand, did not add value. We would expect these strategies to perform better in more difficult market conditions.


Outlook
-------

We are currently maintaining overweight positions in the technology, consumer discretionary and financial sectors. Healthcare stocks are underweight in the portfolio relative to the benchmark as these stocks appear overvalued by most of our measures. We are also emphasizing medium-sized companies within the portfolio, as we believe the largest stocks are overvalued. The Fund is well diversified and conservatively positioned relative to the benchmark, as demonstrated by its lower price to book and price to earnings ratios. We believe that these characteristics will enable the Fund to do well in a more difficult market environment.

The views expressed here are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC Management. They are not meant as investment advice.

           Comparison of Change in Value of a $10,000 Investment in
      GMO Growth Fund Class III Shares and the Russell 1000 Growth Index
                            As of February 28, 1999

                      -----------------------------------
                          Average Annual Total Return
                      -----------------------------------
                      1yr         5yr          10yr
                      -----------------------------------
                      22.7        25.5         20.2
                      -----------------------------------

                           [LINE GRAPH APPEARS HERE]

  Date      GMO Growth Fund            Russell 1000 Growth Index
            Class III Shares

 1/31/89         9,986                           10,000
 2/28/89        10,404                           10,235
 3/31/89        11,330                           11,267
 6/30/89        12,967                           12,668
 9/30/89        13,169                           13,009
12/31/89        12,962                           12,528
 3/31/90        14,466                           13,797
 6/30/90        11,895                           11,694
 9/30/90        13,487                           12,976
12/31/90        16,214                           15,303
 3/31/91        15,731                           15,156
 6/30/91        16,615                           16,215
 9/30/91        19,054                           18,316
12/31/91        18,026                           17,411
 3/31/92        17,670                           17,222
 6/30/92        18,707                           17,981
 9/30/92        19,856                           19,235
12/31/92        19,943                           19,073
 3/31/93        19,322                           18,777
 6/30/93        19,854                           19,055
 9/30/93        20,770                           19,792
12/31/93        19,256                           18,920
 3/31/94        19,453                           18,729
 6/30/94        21,030                           20,169
 9/30/94        21,122                           20,319
12/31/94        23,138                           22,255
 3/31/95        25,237                           24,445
 6/30/95        28,021                           26,664
 9/30/95        29,538                           27,878
12/31/95        30,796                           29,374
 3/31/96        32,991                           31,242
 6/30/96        33,913                           32,367
 9/30/96        35,563                           34,320
12/31/96        35,780                           34,504
 3/31/97        41,850                           41,029
 6/30/97        47,455                           44,113
 9/30/97        46,002                           44,782
12/31/97        52,908                           51,566
 3/31/98        54,865                           53,913
 6/30/98        49,553                           49,027
 9/30/98        63,160                           62,140
12/31/98        63,007                           62,782
 2/28/99


Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on reinvested distributions. Each performance figure assumes purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of 14 bp on the purchase. Transaction fees are paid to the Fund to cover trading costs. Past performance is not indicative of future performance. Information is unaudited.

GMO Inflation Indexed Bond Fund
(A Series of GMO Trust)
Annual Report
February 28, 1999

Report of Independent Accountants

To the Trustees of GMO Trust and the Shareholders of GMO Inflation Indexed Bond Fund (A Series of GMO Trust)



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Inflation Indexed Bond Fund at February 28, 1999 and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
Boston, Massachusetts
April 16, 1999

GMO Inflation Indexed Bond Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
February 28, 1999


      Par Value  Description                                        Value ($)
--------------------------------------------------------------------------------

                  Debt Obligations -- 99.6%

                  New Zealand -- 2.2%
NZD   1,000,000   New Zealand Index Linked Bond 4.50%, due 2/15/16      535,892
                                                                    -----------

                  United States -- 97.4%

                  Corporate Debt -- 4.2%
USD   1,200,000   JP Morgan and Co. Series A,
                    Variable Rate, CPI + 4.00%, 5.59%, due 2/15/12    1,049,280
                                                                    -----------

                  U.S. Government -- 60.0%
USD   2,026,700   U.S. Treasury Inflation Indexed Bond, 3.63%, due    1,969,203
                  4/15/28
USD   13,091,471  U.S. Treasury Inflation Indexed Note, 3.38%, due   12,625,941
                  1/15/07
USD     499,695   U.S. Treasury Inflation Indexed Note, 3.88%, due      500,042
                  1/15/09
                                                                    -----------
                                                                     15,095,186
                                                                    -----------

                  U.S. Government Agency -- 33.2%
USD   8,625,000   Federal Home Loan Bank,
                    Variable Rate, CPI + 3.15%, 4.75%, due 2/15/02    8,353,313
                                                                    -----------

                  Total United States                                24,497,779
                                                                    -----------

                  TOTAL DEBT OBLIGATIONS  (COST  $25,291,242)        25,033,671
                                                                    -----------

                  SHORT-TERM INVESTMENTS -- 0.1%

                  Repurchase Agreements -- 0.1%
USD      26,306   Salomon Smith Barney Inc. Repurchase Agreement,
                  dated 2/26/99, due 3/1/99, with a maturity value
                  of $26,315 and an effective yield of 4.02%,
                  collateralized by U.S. Treasury Obligation with
                  a rate of 7.00%, maturity date of 7/15/06 and
                  market value, including accrued interest,
                  of $26,832.                                            26,306
                                                                    -----------

                  TOTAL SHORT-TERM INVESTMENTS  (COST  $26,306)          26,306
                                                                    -----------

                  TOTAL INVESTMENTS-- 99.7%
                  (Cost $25,317,548)                                 25,059,977

                  Other Assets and Liabilities (net)-- 0.3%              87,433
                                                                    -----------

                  TOTAL NET ASSETS-- 100%                           $25,147,410
                                                                    ===========


              See accompanying notes to the financial statements.             1

GMO Inflation Indexed Bond Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
February 28, 1999



                        Notes to the Schedule of Investments:

                        Variable rates - The rates shown on variable rate notes are the current interest rates at February 28, 1999, which are subject to change based on the terms of the security.

                        Currency Abbreviations
                        NZD - New Zealand Dollar
                        USD - United States Dollar



2              See accompanying notes to the financial statements.

GMO Inflation Indexed Bond Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- February 28, 1999
-----------------------------------------------------------------------------

Assets:
  Investments, at value (cost $25,317,548) (Note 1)                                $25,059,977
  Interest receivable                                                                  104,529
  Receivable for open forward foreign currency contracts (Notes 1 and 6)                13,884
  Receivable for expenses waived or borne by Manager (Note 2)                            6,404
  Receivable for Fund shares sold                                                          585
                                                                                   ------------

      Total assets                                                                  25,185,379
                                                                                   ------------
Liabilities:
  Payable to affiliate for (Note 2):
     Management fee                                                                      5,317
     Shareholder service fee                                                             3,089
  Due to custodian                                                                       9,000
  Accrued expenses                                                                      20,563
                                                                                   ------------

      Total liabilities                                                                 37,969
                                                                                  ------------

Net assets                                                                         $25,147,410
                                                                                   ============
Net assets consist of:
  Paid-in capital                                                                  $25,557,042
  Accumulated undistributed net investment income                                       93,454
  Accumulated net realized loss                                                       (259,208)
  Net unrealized depreciation                                                         (243,878)
                                                                                   ============
                                                                                   $25,147,410
                                                                                   ============

Net assets attributable to:
  Class III shares                                                                 $25,147,410
                                                                                  ============

Shares outstanding:
  Class III                                                                          2,544,042
                                                                                   ============

Net asset value per share:
  Class III                                                                        $      9.88
                                                                                   ===========


             See accompanying notes to the financial statements.              3

GMO Inflation Indexed Bond Fund
(A Series of GMO Trust)

Statement of Operations -- Year Ended February 28, 1999
--------------------------------------------------------------------------------


Investment Income:
  Interest                                                                          $1,574,204
                                                                                    -----------

      Total income                                                                   1,574,204
                                                                                    -----------

Expenses:
  Management fee (Note 2)                                                               75,976
  Audit fees                                                                            28,992
  Custodian and transfer agent fees                                                     11,058
  Registration fees                                                                      5,292
  Legal fees                                                                               797
  Trustees fees (Note 2)                                                                   183
  Miscellaneous                                                                            809
  Fees waived or borne by Manager (Note 2)                                             (92,636)
                                                                                    -----------
                                                                                        30,471
  Shareholder service fee (Note 2)
      Class III                                                                         45,586
                                                                                    -----------
      Net expenses                                                                      76,057
                                                                                    -----------

         Net investment income                                                       1,498,147
                                                                                    -----------

Realized and unrealized gain (loss):
  Net realized gain (loss) on:
      Investments                                                                     (249,353)
      Foreign currency, forward contracts and foreign currency related
       transactions                                                                     41,278
                                                                                    -----------

         Net realized loss                                                            (208,075)
                                                                                    -----------

  Change in net unrealized appreciation (depreciation) on:
      Investments                                                                      (28,726)
      Foreign currency, forward contracts and foreign currency related
       transactions                                                                      5,220
                                                                                    -----------

         Net unrealized loss                                                           (23,506)
                                                                                    -----------

      Net realized and unrealized loss                                                (231,581)
                                                                                    -----------

Net increase in net assets resulting from operations                                $1,266,566
                                                                                    ===========


4              See accompanying notes to the financial statements.

GMO Inflation Indexed Bond Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                            Period from
                                                                           March 31, 1997
                                                                          (commencement of
                                                       Year Ended            operations)
                                                   February 28, 1999     to February 28, 1998
                                                  -------------------  -------------------------
Increase (decrease) in net assets:
Operations:
   Net investment income                              $1,498,147              $  648,701
   Net realized gain (loss)                             (208,075)                 33,304
   Change in net unrealized appreciation
      (depreciation)                                     (23,506)               (220,372)
                                                      ------------            ------------
   Net increase in net assets resulting
      from operations                                  1,266,566                 461,633
                                                      ------------            ------------
Distributions to shareholders from:
   Net investment income
       Class III                                      (1,437,398)               (648,701)
                                                      ------------            ------------
       Total distributions from net
       investment income                              (1,437,398)               (648,701)
                                                      ------------            ------------
   In excess of net investment income
       Class III                                               --                (47,606)
                                                      ------------            ------------
       Total distributions in excess of net
       investment income                                       --                (47,606)
                                                      ------------            ------------
   Net realized gains
       Class III                                               --                 (4,126)
                                                      ------------            ------------
       Total distributions from net
       realized gains                                          --                 (4,126)
                                                      ------------            ------------
   Return of Capital
       Class III                                               --                (46,228)
                                                      ------------            ------------
       Total distributions from return of
       capital                                                 --                (46,228)
                                                      ------------            ------------
                                                      (1,437,398)               (746,661)
                                                      ------------            ------------
   Net share transactions: (Note 5)
       Class III                                        (341,835)              25,945,105
                                                      ------------            ------------
   Increase (decrease) in net assets
      resulting from net share transactions             (341,835)              25,945,105
                                                      ------------            ------------

      Total increase (decrease) in net assets           (512,667)              25,660,077

Net assets:
   Beginning of period                                 25,660,077                       --
                                                      ------------            ------------

   End of period (including accumulated
      undistributed net investment income
      of $93,454 and accumulated
      distributions in excess of net
      investment income of $8,573,
      respectively)                                   $25,147,410             $25,660,077
                                                      ============            ============


             See accompanying notes to the financial statements.              5

GMO Inflation Indexed Bond Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                     Period from March 31, 1997
                                                     Year Ended      (commencement of operations)
                                                  February 28, 1999     to February 28, 1998
                                                  ------------------     -------------------
Net asset value, beginning of period                 $    10.04              $    10.00
                                                     ----------              ----------


Income from investment operations:
   Net investment income                                   0.61                    0.42+
   Net realized and unrealized loss                       (0.18)                  (0.04)
                                                     ----------              ----------

      Total from investment operations                     0.43                    0.38
                                                     ----------              ----------


Less distributions to shareholders:
   From net investment income                             (0.59)                  (0.30)
   In excess of net investment income                        --                   (0.02)
   From net realized gains                                   --                     --/(a)/
   From tax return of capital                                --                   (0.02)
                                                     ----------              ----------

      Total distributions                                 (0.59)                  (0.34)
                                                     ----------              ----------
Net asset value, end of period                       $     9.88              $    10.04
                                                     ==========              ==========

Total Return (b)                                           4.28%                   3.77%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                 $   25,147              $   25,660
   Net expenses to average daily net assets                0.25%                   0.25%*
   Net investment income to average daily net assets       4.93%                   4.48%*
   Portfolio turnover rate                                   94%                      9%
   Fees and expenses voluntarily waived or borne by
      the Manager consisted of the following per     $     0.04              $     0.04
      share amounts:


(a) The per share distribution from net realized gains was $.002.
(b) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
+   Computed using average shares outstanding throughout the period.
*   Annualized.


6              See accompanying notes to the financial statements.

GMO Inflation Indexed Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements
February 28, 1999
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO Inflation Indexed Bond Fund (the "Fund"), is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks maximum total return by investing primarily in foreign and U.S. government bonds that are indexed or otherwise linked to general measures of inflation in the country of issue. A bond will be deemed to be "linked" to general measures of inflation if, by such bond's terms, principal or interest components change with general movements of inflation in the country of issue.

     Inflation indexed securities issued by the U.S. Treasury are fixed income securities whose principal value is periodically adjusted according to the rate of U.S. inflation. Inflation indexed bonds issued by a foreign government are generally adjusted to reflect a comparable local inflation index.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

     Foreign currency translation
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that

GMO Inflation Indexed Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     Forward currency contracts
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currency the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through a currency contract as of February 28, 1999.

     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     Security lending
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At February 28, 1999, the Fund had no securities on loan.

GMO Inflation Indexed Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions.

     The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 28, 1999. This reclassification has no impact on net investment income, realized gain/loss and net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

           Accumulated              Accumulated
        Undistributed Net          Undistributed
        Investment Income        NetRealized Gain           Paid-in Capital
     ------------------------ ------------------------  ----------------------
             $41,278                 $(51,133)                  $9,855

     Distributions in excess of tax basis earnings and profits are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon the inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income.

GMO Inflation Indexed Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

     Purchases and redemptions of Fund shares
     The premium on cash purchases and fee on redemptions of Fund shares is .10% of the amount invested or redeemed. These fees will be reduced by 50% with respect to any portion of a purchase or redemption that is offset by a corresponding redemption or purchase, respectively, occurring on the same day. In addition, the purchase premium or redemption fee for the Fund will be reduced by 50% if the purchaser makes an in-kind purchase of Fund shares or if the purchase or redemption is part of a transfer from or to another Fund where the Manager is able to transfer securities among the Funds to effect the transaction. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. Purchase premiums are included as part of "shares sold" and redemption fees are included as part of "shares repurchased", respectively, as summarized in Note 5. For the year ended February 28, 1999, the Fund received $16,884 in purchase premiums and $18,199 in redemption fees. There is no premium for reinvested distributions or in-kind transactions.

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .25% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

     GMO has agreed to waive a portion of its fee and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed .10% of average daily net assets.

     Effective March 1, 1999, the management fee earned by GMO was reduced to .10% of average daily net assets. GMO entered into a binding agreement effective until February 29, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the year ended February 28, 1999 was $183. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO Inflation Indexed Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

3.   Purchases and sales of securities

     For the year ended February 28, 1999, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                    Purchases      Proceeds
                                                   ------------   ------------
     U.S. Government securities                    $ 26,605,832   $ 28,092,825
     Investments (non-U.S. Government securities)     1,062,000             --

     At February 28, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                        Gross Unrealized   Gross Unrealized    Net Unrealized
      Aggregate Cost      Appreciation       Depreciation       Depreciation
     ----------------  ------------------ ------------------  -----------------
        $25,317,819           --               $257,842           $257,842

4.   Principal shareholders

     At February 28, 1999, 34.6% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including the purchase premiums and redemption fees received by the Fund, were as follows:

                                                                         Period from March 31, 1997
                                               Year Ended               (commencement of operations)
      Class III:                           February 28, 1999                to February 28, 1998
                                         -------------------------       -------------------------
                                           Shares        Amount            Shares        Amount
                                         ---------    ------------       ---------    ------------
   Shares sold                           1,673,497    $ 16,929,247       2,662,887    $ 27,016,765
   Shares issued to shareholders
    in reinvestment of distributions        99,325         980,335          33,789         338,906
   Shares repurchased                   (1,785,715)    (18,251,417)       (139,741)     (1,410,566)
                                         ---------    ------------       ---------    ------------
   Net increase (decrease)                 (12,893)   $   (341,835)      2,556,935    $ 25,945,105
                                         =========    ============       =========    ============

GMO Inflation Indexed Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

6.   Financial instruments

     A summary of outstanding financial instruments at February 28, 1999 is as follows:


     Forward currency contracts

                                                                Net Unrealized
    Settlement                    Units of                      Appreciation
       Date     Deliver/Receive   Currency         Value       (Depreciation)
    ---------- ----------------- ----------    --------------- ----------------
       Buy

     3/02/99          NZD        1,000,000   $    524,127    $         (223)
                                                               ================

      Sales

     3/02/99          NZD        1,000,000        524,127            13,973
     6/03/99          NZD        1,000,000        524,766               134
                                                               ================
                                                             $       14,107
                                                               ================

GMO Inflation Indexed Bond Fund
(A Series of GMO Trust)

Federal Tax Information -- (Unaudited)
--------------------------------------------------------------------------------

The Fund has elected to defer to March 1, 1999 post October capital losses of $141,027.

At February 28, 1999, the Fund had a capital loss carryforward available to offset future capital gains, if any, of the following amount:

                Year of Expiration               Amount
                -------------------          ---------------
                       2007                    $ 108,055

GMO Inflation Indexed Bond Fund
(A Series of GMO Trust)


--------------------------------------------------------------------------------

Portfolio Managers
------------------

Mr. Thomas F. Cooper and Mr. William L. Nemerever are primarily responsible for the day-to-day management of the Fund's portfolio. Each of these individuals has been a portfolio manager with Grantham, Mayo, Van Otterloo & Co. LLC since 1993.


Management Discussion and Analysis of Fund Performance
------------------------------------------------------

The Class III shares of the GMO Inflation Indexed Bond Fund returned 4.3% during the fiscal year ended February 28, 1999, compared to 4.4% for the Lehman Brothers Inflation Notes Index. Consistent with the Fund's investment objectives and policies, the Fund was substantially invested throughout the period in U.S. government and foreign bonds that are indexed or otherwise linked to general measures of inflation in the country of issue.

The fund modestly underperformed its benchmark by 0.1% during the fiscal year. Although interest rates fell in the United States over this period, real yields rose. Real yields in the United States began the period at approximately 3.7%, climbing to nearly 3.8% by the end. The fund maintains an interest rate exposure quite similar to that of its benchmark, however it owns securities of foreign countries that are not in the benchmark. Currently the only foreign holding is an inflation indexed bond issued by the government of New Zealand, maturing in 2016.


Outlook
-------

The Fund will continue to focus on attractive inflation-indexed issues of the U.S. government, but will also attempt to broaden its foreign exposure. The Fund may also enter into interest rate swaps as a means of outperforming its benchmark.

The views expressed here are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC Management. They are not meant as investment advice.

           Comparison of Change in Value of a $10,000 Investment in
           GMO Inflation Indexed Bond Fund Class III Shares and the
                Lehman Brothers Treasury Inflation Notes Index
                            As of February 28, 1999

                       --------------------------------
                          Average Annual Total Return
                       --------------------------------
                                            Since
                                          Inception
                          1 Year           3/31/97
             Class     --------------------------------
              III          4.3%             4.2%
                       --------------------------------


                           [LINE GRAPH APPEARS HERE]

                 GMO Inflation Indexed Bond Fund      Lehman Brothers Treasury
    Date                  Class III Shares             Inflation Notes Index
    ----         -------------------------------      ------------------------
   1/31/97
   3/31/97                     9,990                          10,000
   6/30/97                    10,080                          10,083
   9/30/97                    10,240                          10,230
  12/31/97                    10,326                          10,348
   3/31/98                    10,357                          10,384
   6/30/98                    10,491                          10,523
   9/30/98                    10,739                          10,809
  12/31/98                    10,756                          10,989
   2/28/99                    10,800                          10,846


Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on reinvested distributions. Each performance figure assumes purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of 10 bp on the purchase and 10 bp on the redemption. Transaction fees are paid to the Fund to cover trading costs. Past performance is not indicative of future performance. Information is unaudited.

GMO International Bond Fund
(A Series of GMO Trust)
Annual Report
February 28, 1999

Report of Independent Accountants

To the Trustees of GMO Trust and the Shareholders of GMO International Bond Fund (A Series of GMO Trust)


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO International Bond Fund at February 28, 1999 and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
April 22, 1999

GMO International Bond Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
February 28, 1999


         Par Value       Description                                               Value ($)
--------------------------------------------------------------------------------------------------
                         Debt Obligations -- 97.9%

                         Argentina -- 1.6%
USD       1,000,000      Republic of Argentina Par Bond,
                            Variable Rate, Step Up, 5.75%, due 3/31/23                 667,500
USD       2,820,000      Republic of Argentina PDI (Global Bearer),
                            Variable Rate, 6 mo. LIBOR + .81%, 6.19%, due
                            3/31/05                                                  2,312,400
                                                                                 -------------
                                                                                     2,979,900
                                                                                 -------------

                         Australia -- 4.4%
GBP       2,000,000      Commonwealth Bank Australia Series EMTN, 8.13%, due
                            12/07/06                                                 3,726,252
AUD       2,620,000      Queensland Treasury Corp, 8.00%, due 9/14/07                1,867,005
USD       2,500,000      Westralia Airports Corp, 144A, 6.48%, due 4/01/10           2,478,500
                                                                                 -------------
                                                                                     8,071,757
                                                                                 -------------

                         Brazil -- 1.0%
USD       3,500,000      Brazil New Money Bond,
                            Variable Rate, 6 mo. LIBOR + .88%, 6.19%, due
                            4/15/09                                                  1,830,938
                                                                                 -------------

                         Bulgaria -- 1.8%
USD       1,000,000      Bulgaria Discount Bond Series B,
                            Variable Rate, 6 mo. LIBOR + 1.31%, 6.38%, due
                            7/28/24                                                    697,500
USD       5,000,000      Bulgaria Discount Series B Interest Strips, Basket
                            2, 0.00%, due 1/28/10 - 7/28/24                            500,000
USD      10,000,000      Bulgaria Discount Strips, 0.00%, due 7/28/24(a)             2,037,318
                                                                                 -------------
                                                                                     3,234,818
                                                                                 -------------

                         Canada -- 8.2%
CAD         750,000      Government of Canada, 10.25%, due 3/15/14                     741,951
CAD       5,000,000      Government of Canada Real Return, 4.25%, due 12/01/21       3,699,338
CAD       3,000,000      Government of Canada Real Return, 4.25%, due 12/01/26       2,101,431
CAD       2,000,000      Province of British Columbia, 7.88%, due 11/30/23           1,621,067
GBP       3,500,000      Province of Quebec, 8.62%, due 11/04/11                     6,806,337
                                                                                 -------------
                                                                                    14,970,124
                                                                                 -------------

                         Cayman Islands -- 4.2%
GBP       2,000,000      Chester Asset Receivables, Inc., Deal 2,
                            Variable Rate, 3 mo. GBP LIBOR + .10%, 6.54%, due
                            6/15/01                                                  3,200,796
CAD       2,000,000      Government of Canada (Cayman), 7.25%, due 6/01/08           1,458,761
USD       3,000,000      Pemex Finance Ltd Series 1A Class A2, 144A, 6.30%,
                            due 5/15/10                                              2,917,500
                                                                                 -------------
                                                                                     7,577,057
                                                                                 -------------


              See accompanying notes to the financial statements.              1

GMO International Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


         Par Value       Description                                               Value ($)
--------------------------------------------------------------------------------------------------
                         Chile -- 1.9%
USD       3,500,000      Banco Santander, 6.50%, due 11/01/05                        3,373,125
                                                                                 --------------

                         Ecuador -- 0.4%
USD       2,000,000      Republic of Ecuador Par Bond,
                            Variable Rate, Step Up, 3.50%, due 2/28/25                 780,000
                                                                                 --------------

                         France -- 1.5%
FRF      14,000,000      Auxiliare Credit Foncier, 10.00%, due 4/20/01               2,646,206
                                                                                 --------------

                         Germany -- 3.7%
GBP       2,000,000      KFW International Finance, 10.63%, due 9/03/01              3,585,276
GBP       3,000,000      Schweiz Bankgesellschaft, Zero Coupon, due 3/31/06          3,215,214
                                                                                 --------------
                                                                                     6,800,490
                                                                                 --------------

                         Ivory Coast -- 0.4%
FRF      10,535,000      Ivory Coast FLIRB,
                            Variable Rate, Step Up, 2.00%, due 3/29/18                 370,256
FRF       6,823,625      Ivory Coast PDI,
                            Variable Rate, Step Up, 1.90%, due 3/29/18                 331,178
                                                                                 --------------
                                                                                       701,434
                                                                                 --------------

                         Japan -- 8.8%
GBP       2,000,000      Export Import Bank of Japan, 10.75%, due 5/15/01            3,535,614
GBP       2,000,000      Japan Finance Corp Municipal Enterprises, 9.13%, due
                            2/16/05                                                  3,769,506
USD       1,030,000      Japan Highway Public Corporation, 7.63%, due 9/22/04        1,099,525
GBP       4,000,000      Kobe City, 9.50%, due 10/20/04                              7,593,480
                                                                                 --------------
                                                                                    15,998,125
                                                                                 --------------

                         Jordan -- 0.5%
USD       1,500,000      Hashemite Kingdom of Jordan Par Bond,
                            Variable Rate, Step Up, 144A, 5.50%, due 12/23/23          840,000
                                                                                 --------------

                         Mexico -- 4.1%
FRF      15,000,000      Mexico Par Bond, 6.63%, due 12/31/19                        1,951,819
CHF      12,000,000      Mexico Par Bond, 3.75%, due 12/31/19                        5,444,759
                                                                                 --------------
                                                                                     7,396,578
                                                                                 --------------

                         New Zealand -- 2.0%
NZD       6,800,000      New Zealand Index Linked Bond, 4.50%, due 2/15/16           3,644,067
                                                                                 --------------

                         Nigeria -- 0.4%
USD       1,228,385      Central Bank of Nigeria Par Bond,
                            Variable Rate, Step Up, 6.25%, due 11/15/20                780,024
                                                                                 --------------


2             See accompanying notes to the financial statements.

GMO International Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


         Par Value       Description                                               Value ($)
-----------------------------------------------------------------------------------------------
                         Norway -- 0.5%
SEK       6,300,000      A/S Eksportfinans, 7.50%, due 8/16/01                         830,385
                                                                                 --------------

                         Russia -- 0.0%
USD         331,679      Russia Vnesheconombank IAN,
                            Variable Rate, 6 mo. LIBOR + .81%, 5.97%, due
                            12/15/15                                                    33,168
                                                                                 --------------

                         Supra National -- 3.3%
AUD      14,000,000      European Bank for Reconstruction and Development,
                            Zero Coupon, due 2/10/28                                 1,444,943
CAD         700,000      European Investment Bank, 8.50%, due 8/30/05                  525,869
GBP       2,000,000      International Bank for Reconstruction and
                            Development, 11.50%, due 11/09/03                        4,053,060
                                                                                 --------------
                                                                                     6,023,872
                                                                                 --------------

                         Sweden -- 7.9%
SEK      20,000,000      Government of Sweden Index Linked Bond, 4.00%, due
                            12/01/20                                                 2,640,770
SEK      87,100,000      Kingdom of Sweden, 6.00%, due 2/09/05                      11,704,195
                                                                                 --------------
                                                                                    14,344,965
                                                                                 --------------

                         United States -- 41.0%

                         Asset Backed Securities -- 33.1%
USD       2,044,169      AFC Home Equity Loan Trust Series 97-1 Class A,
                            Variable Rate, 1 mo. LIBOR + .22%, 5.16%, due
                            3/25/27                                                  2,032,670
USD       3,000,000      American Express Credit Account Master Trust Series
                            98-1A, Variable Rate, 1 mo. LIBOR + .09%, 5.03%,
                            due 1/17/06                                              2,995,500
USD       5,000,000      Augusta Funding Series 96-F2, Variable Rate, 3 mo.
                            LIBOR + .30%, 144A, 5.31%, due 4/15/06                   4,940,625
USD       5,000,000      Big Flower Receivables Master Trust 96-2 Class A,
                            Variable Rate, LIBOR + .25%, 5.19%, due 4/25/03          4,930,000
USD       6,000,000      Circuit City Credit Card Master Trust 96-1 Class A,
                            Variable Rate, 1 mo. LIBOR + .17%, 5.11%, due
                            10/15/06                                                 5,970,000
USD       5,000,000      CS First Boston Mortgage Securities Corp, Series
                            98-C1 Class A1B, 6.48%, due 5/17/08                      4,970,000
USD       5,000,000      Dreamworks Film Trust Series 1 Class A,
                            Variable Rate, 3 mo. LIBOR + .22%, 5.25%, due
                            10/15/06                                                 4,975,000
USD       1,000,000      Health Care Receivables Securitization Program 96-1
                            Class A, 144A, 7.20%, due 7/01/00                        1,002,500
USD       2,000,000      MBNA Master Credit Card Trust Series 98-A Class A,
                            Variable Rate, 1 mo. LIBOR + .11%, 5.05%, due
                            8/15/05                                                  1,996,875


                   See accompanying notes to the financial statements.         3

GMO International Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


         Par Value       Description                                               Value ($)
----------------------------------------------------------------------------------------------
                         Asset Backed Securities -- continued
USD       5,000,000      Northstar CBO Ltd. Series 97-2 Class A2, 144A,
                            6.62%, due 7/15/09                                       5,405,469
USD       5,000,000      Rhyno CBO Delaware Corp Series 97-1 Class A-2, 144A,
                            Variable Rate, Step Up, 6.33%, due 9/15/09               5,271,094
USD       5,966,000      SMS Student Loan Trust 94-A Certificates,
                            Variable Rate, 1 mo. LIBOR + .70%, 5.64%, due
                            7/26/21                                                  5,948,102
USD       5,000,000      Society Student Loan Trust 93-A Class B,
                            Variable Rate, 1 mo. LIBOR + .75%, 5.39%, due
                            7/25/03                                                  4,990,000
USD       5,000,000      Starvest Emerging Markets CBO-I Series 1A, Class A,
                            Variable Rate, 6 mo. LIBOR + .19%, 144A, 5.16%,
                            due 7/30/11                                              4,807,813
                                                                                 --------------
                                                                                    60,235,648
                                                                                 --------------
                         Corporate Debt -- 1.0%
SEK      14,000,000      Toyota Motor Credit, 7.50%, due 8/06/01                     1,827,228
                                                                                 --------------
                         U.S. Government Agency -- 6.9%
USD       2,600,792      Agency for International Development Floater (Support
                            of Honduras), Variable Rate, 3 mo. U.S. Treasury
                            Bill x 117%, 5.02%, due 10/01/11                         2,483,756
USD       1,000,000      Agency for International Development Floater
                            (Support of India), Variable Rate, 3 mo.
                            LIBOR + .10%, 5.07%, due 2/01/27                           970,000
USD       1,793,281      Agency for International Development Floater (Support
                            of Morocco), Variable Rate, 6 mo. U.S. Treasury
                            Bill + .45%, 5.05%, due 11/15/14                         1,726,033
USD       2,503,574      Agency for International Development Floater (Support
                            of Peru), Series A, Variable Rate, 6 mo. U.S.
                            Treasury Bill +.35%, 4.95%, due 5/01/14                  2,378,396
USD         882,073      Agency for International Development Floater (Support
                            of Peru), Series B, Variable Rate, 6 mo. U.S.
                            Treasury Bill + .35%, 4.95%, due 5/01/14                   837,969
USD         200,000      Agency for International Development Floater
                            (Support of Peru), Variable Rate, 3 mo. U.S.
                            Treasury Bill x 114%, 5.02%, due 2/01/02                   192,000
USD       4,000,000      Federal Home Loan Bank,
                            Variable Rate, CPI + 3.15%, 4.75%, due 2/15/02/(b)/      3,874,000
                                                                                 --------------
                                                                                    12,462,154
                                                                                 --------------

                         Total United States                                        74,525,030
                                                                                 --------------


4               See accompanying notes to the financial statements.

GMO International Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


         Par Value       Description                                               Value ($)
--------------------------------------------------------------------------------------------------
                         Venezuela -- 0.3%
USD       1,000,000      Republic of Venezuela Discount Bond Series B,
                            Variable Rate, 6 mo. LIBOR + .81%, 5.88%, due
                            3/31/20                                                    620,000
                                                                                 --------------


                         TOTAL DEBT OBLIGATIONS  (COST  $179,745,328)              178,002,063
                                                                                 --------------

                         LOAN ASSIGNMENTS -- 0.4%

                         Russia -- 0.4%
USD       9,646,950      Russia Vnesh Restructured Loan Agreements*                    687,345
                                                                                 --------------


                         TOTAL LOAN ASSIGNMENTS  (COST  $4,555,520)                    687,345
                                                                                 --------------


           Shares
           -------

                         PREFERRED STOCKS -- 2.5%

                         United States -- 2.5%
              5,000      Bear Stearns Managed Income Securities Plus Fund,
                            13.27%                                                   4,665,365
                                                                                 --------------

                         TOTAL PREFERRED STOCKS  (COST  $4,933,793)                  4,665,365
                                                                                 --------------


      Principal Amount
      -----------------

                         CALL OPTIONS PURCHASED -- 0.6%

                         Options on Bonds -- 0.2%
SEK     207,000,000      Sweden Government Bond, Expires 4/27/99, Strike
                         10.114                                                        298,198
                                                                                 --------------

                         Options on Currency -- 0.4%
USD      14,000,000      Euro, Expires 4/06/99, Strike 1.15                            585,200
USD       6,300,000      Japanese Yen, Expires 4/16/99, Strike 122                      84,420
                                                                                 --------------
                                                                                       669,620
                                                                                 --------------

                         Options on Futures -- 0.0%
USD       1,980,000      Eurodollar, Expires 3/15/99, Strike 95                         19,800
                                                                                 --------------

                         TOTAL CALL OPTIONS PURCHASED
                         (COST  $856,310)                                              987,618
                                                                                 --------------


            See accompanying notes to the financial statements.                5

GMO International Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


      Principal Amount   Description                                               Value ($)
--------------------------------------------------------------------------------------------------
                         Put Options Purchased -- 0.0%

                         Options on Currency -- 0.0%
USD      14,000,000      Euro, Expires 4/06/99, Strike 1.20                                 --
USD       6,300,000      Japanese Yen, Expires 4/16/99, Strike 112                      52,290
                                                                                 -------------
                                                                                        52,290
                                                                                 -------------

                         TOTAL PUT OPTIONS PURCHASED
                          (COST $234,850)                                               52,290
                                                                                 -------------
          Shares/
         Par Value       RIGHTS AND WARRANTS -- 0.0%
         ----------
                         Mexico-- 0.0%
         10,614,000      United Mexican States Warrants, Expires 6/30/03**                  --
                                                                                 -------------

                         Nigeria -- 0.0%
              1,227      Central Bank of Nigeria Payment Adjusted Warrants,
                         Expires 11/15/20**                                                 --
                                                                                 -------------

                         Venezuela -- 0.0%
              2,140      Republic of Venezuela Recovery Warrants,
                         Expires 04/15/20**                                                 --
                                                                                 -------------

                         TOTAL RIGHTS AND WARRANTS (COST $0)                                --
                                                                                 -------------

                         SHORT-TERM INVESTMENTS -- 0.0%

                         Cash Equivalents -- 0.0%
USD              74      BankBoston Eurodollar Time Deposit, 5.005% due 4/30/99(c)          74
                 25      Merrimac Cash Fund Premium Class(c)                                25
                                                                                 -------------
                                                                                            99
                                                                                 -------------

                         TOTAL SHORT-TERM INVESTMENTS
                          (COST $99)                                                        99
                                                                                 -------------


6             See accompanying notes to the financial statements.

GMO International Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


                                                              Value ($)
                                                            --------------
    Total Investments-- 101.4%
    (Cost $190,325,900)                                       184,394,780

    Other Assets and Liabilities (net)-- (1.4)%                (2,565,884)
                                                            --------------

    TOTAL NET ASSETS-- 100%                                 $ 181,828,896
                                                            ==============
    Notes to the Schedule of Investments:

    EMTN - Euromarket Medium Term Note

    FLIRB - Front Loaded Interest Reduction Bond

    IAN - Interest Arrears Note

    PDI - Past Due Interest

    144A - Securities exempt from registration under Rule 144A of the Securities
       Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

    Variable and Step up rates - The rates shown on variable and step up rate notes are the current interest rates at February 28, 1999, which are subject to change based on the terms of the security, including varying reset dates.


    Currency Abbreviations
    AUD - Australian Dollar                     GBP - British Pound
    CAD - Canadian Dollar                       JPY - Japanese Yen
    CHF - Swiss Franc                           NZD - New Zealand Dollar
    EUR - Euro                                  SEK - Swedish Krona
    FRF - French Franc                          USD - United States Dollar

(a)  Valued by management (Note 1).
(b) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts.
(c)  Represents investments of security lending collateral (Note 1).
*    Non-performing. Borrower not currently paying interest.
**   Non-income producing security.

              See accompanying notes to the financial statements.             7

GMO International Bond Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- February 28, 1999
--------------------------------------------------------------------------------


Assets:
      Investments, at value (cost $190,325,900) (Note 1)                           $184,394,780
      Cash at interest on deposit at brokers (Note 1)                                 2,220,458
      Interest receivable                                                             2,193,253
      Receivable for variation margin on open futures contracts (Notes 1 and 6)          88,083
      Receivable for expenses waived or borne by Manager (Note 2)                        35,636
                                                                                   -------------

       Total assets                                                                 188,932,210
                                                                                   -------------

Liabilities:
      Payable upon return of securities loaned (Note 1)                                      99
      Written options outstanding, at value (premiums $869,022) (Notes 1 and 6)         754,110
      Net payable for open forward foreign currency contracts (Notes 1 and 6)         2,065,418
      Payable for open swap contracts (Notes 1 and 6)                                 1,357,534
      Due to custodian                                                                2,759,595
      Payable to affiliate for (Note 2):
       Management fee                                                                    66,331
       Shareholder service fee                                                           23,721
      Accrued expenses                                                                   76,506
                                                                                   -------------

       Total liabilities                                                              7,103,314
                                                                                   -------------
Net assets                                                                         $181,828,896
                                                                                   =============

Net assets consist of:
      Paid-in capital                                                              $184,011,829
      Accumulated undistributed net investment income                                 4,362,615
      Accumulated undistributed net realized gain                                     3,257,721
      Net unrealized depreciation                                                    (9,803,269)
                                                                                   =============
                                                                                   $181,828,896
                                                                                   =============

Net assets attributable to:
      Class III shares                                                             $181,828,896
                                                                                   =============

Shares outstanding:
      Class III                                                                      18,065,517
                                                                                   =============

Net asset value per share:
      Class III                                                                    $      10.06
                                                                                   =============


8              See accompanying notes to the financial statements.

GMO International Bond Fund
(A Series of GMO Trust)

Statement of Operations -- Year Ended February 28, 1999
--------------------------------------------------------------------------------


Investment Income:
      Interest (including securities lending income of $3,929)                      $17,512,914
      Dividends                                                                         663,500
                                                                                    ------------

       Total income                                                                  18,176,414
                                                                                    ------------

Expenses:
      Management fee (Note 2)                                                         1,061,185
      Custodian and transfer agent fees                                                 162,307
      Audit fees                                                                         58,633
      Registration fees                                                                  12,101
      Legal fees                                                                          5,487
      Trustees fees (Note 2)                                                              2,550
      Miscellaneous                                                                       3,174
      Fees waived or borne by Manager (Note 2)                                         (642,536)
                                                                                    ------------
                                                                                        662,901
      Shareholder service fee (Note 2)
       Class III                                                                        397,948
                                                                                    ------------
       Net expenses                                                                   1,060,849
                                                                                    ------------

          Net investment income                                                      17,115,565
                                                                                    ------------

Realized and unrealized gain (loss):
      Net realized gain (loss) on:
       Investments                                                                    5,290,829
       Closed futures contracts                                                       6,838,337
       Closed swap contracts                                                         (2,684,875)
       Written options                                                                5,023,395
       Foreign currency, forward contracts and foreign currency related
        transactions                                                                 (3,359,928)
                                                                                    ------------

          Net realized gain                                                          11,107,758
                                                                                    ------------

      Change in net unrealized appreciation (depreciation) on:
       Investments                                                                  (10,071,984)
       Open futures contracts                                                          (419,556)
       Open swap contracts                                                           (1,182,280)
       Written options                                                                 (442,813)
       Foreign currency, forward contracts and foreign currency related
        transactions                                                                 (4,442,334)
                                                                                    ------------

          Net unrealized loss                                                       (16,558,967)
                                                                                    ------------

       Net realized and unrealized loss                                              (5,451,209)
                                                                                    ------------

Net increase in net assets resulting from operations                                $11,664,356
                                                                                    ============


               See accompanying notes to the financial statements.

GMO International Bond Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                        Year Ended
                                                                       February 28,
                                                             ----------------------------------
                                                                  1999                1998
                                                               ------------        -----------
Increase (decrease) in net assets:
Operations:
      Net investment income                                   $ 17,115,565         $17,003,789
      Net realized gain (loss)                                  11,107,758          (1,512,149)
      Change in net unrealized appreciation (depreciation)     (16,558,967)          1,786,896
                                                              -------------        ------------

      Net increase in net assets resulting from operations      11,664,356          17,278,536
                                                              -------------        ------------

Distributions to shareholders from:
      Net investment income
       Class III                                                (8,308,647)        (14,355,792)
                                                              -------------        ------------
       Total distributions from net investment income           (8,308,647)        (14,355,792)
                                                              -------------        ------------
      In excess of net investment income
       Class III                                                (1,994,554)                 --
                                                              -------------        ------------
       Total distributions in excess of net investment
        income                                                  (1,994,554)                 --
                                                              -------------        ------------
      Net realized gains
       Class III                                                (5,508,618)         (2,663,260)
                                                              -------------        ------------
       Total distributions from net realized gains              (5,508,618)         (2,663,260)
                                                              -------------        ------------
      In excess of net realized gains
       Class III                                                        --          (9,216,709)
                                                              -------------        ------------
       Total distributions in excess of net realized gains              --          (9,216,709)
                                                              -------------        ------------

                                                               (15,811,819)        (26,235,761)
                                                              -------------        ------------
      Net share transactions: (Note 5)
       Class III                                              (107,045,783)         66,196,244
                                                              -------------        ------------
      Increase (decrease) in net assets resulting from net
       share transactions                                     (107,045,783)         66,196,244
                                                              -------------        ------------

      Total increase (decrease) in net assets                 (111,193,246)         57,239,019

Net assets:
      Beginning of period                                      293,022,142         235,783,123
                                                              -------------        ------------


      End of period (including accumulated undistributed
      net investment income of $4,362,615 and
      distributions in excess of net investment income of
      $5,912,581, respectively)                               $181,828,896         $293,022,142
                                                              =============        ============


10             See accompanying notes to the financial statements.

GMO International Bond Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                 Year Ended February 28/29,
                                                       ------------------------------------------------
                                                         1999       1998      1997      1996     1995
                                                       ---------  --------  --------  --------  -------
Net asset value, beginning of period                   $  10.45  $  10.78  $  10.92  $   9.64  $   9.96
                                                       --------  --------  --------  --------  --------

Income from investment operations:
      Net investment income                                0.71      0.59      0.71      0.62      0.98
      Net realized and unrealized gain (loss)             (0.42)     0.08      0.65      1.55     (0.21)
                                                       --------  --------  --------  --------  --------

      Total from investment operations                     0.29      0.67      1.36      2.17      0.77
                                                       --------  --------  --------  --------  --------

Less distributions to shareholders:
      From net investment income                          (0.36)    (0.54)    (0.81)    (0.59)    (0.75)
      In excess of net investment income                  (0.09)       --        --        --        --
      From net realized gains                             (0.23)    (0.10)    (0.54)    (0.30)    (0.34)
      In excess of net realized gains                        --     (0.36)    (0.15)       --        --
                                                       --------  --------  --------  --------  --------

      Total distributions                                 (0.68)    (1.00)    (1.50)    (0.89)    (1.09)
                                                       --------  --------  --------  --------  --------
Net asset value, end of period                         $  10.06  $  10.45  $  10.78  $  10.92  $   9.64
                                                       ========  ========  ========  ========  ========

   Total Return (a)                                        2.48%     6.32%    12.39%    22.72%     8.23%

Ratios/Supplemental Data:
      Net assets, end of period (000's)                $181,829  $293,022  $235,783  $193,920  $151,189
      Net expenses to average daily net                    0.40%     0.40%     0.40%     0.40%     0.40%
      assets
      Net investment income to average
      daily net assets                                     6.45%     6.24%     6.93%     8.17%     7.51%
      Portfolio turnover rate                               106%      105%       95%       99%      141%
      Fees and expenses voluntarily waived
      or borne by the Manager consisted of
      the following per share amounts:                 $   0.03  $   0.02  $   0.02  $   0.01  $   0.02

(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.





               See accompanying notes to the financial statements.           11

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements
February 28, 1999
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO International Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks high total return by investing primarily in investment grade bonds denominated in various currencies including U.S. dollars and multicurrency units. The Fund generally seeks to provide a total return greater than that provided by the international fixed income securities market.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     Some fixed income securities and options thereon are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change any pricing source at any time. The Manager is kept informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has the power to override any price supplied by a source (by taking a price supplied by another source) because the Manager has other reasons to suspect that a price supplied may not be reliable.

     Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Certain investments in securities held by the Fund were valued on the basis of a price provided by a principal market maker. The prices provided by principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. At February 28, 1999 the total value of these securities represented 27% of net assets. Included in this total are U.S. Government backed securities and highly rated collateralized debt obligations that represent 22% of net assets at February 28, 1999.

     Foreign currency translation
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     Futures contracts
     The Fund may use futures contracts to manage its exposure to the bond and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of February 28, 1999.

     Forward currency contracts
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of February 28, 1999.

     Options
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amounts paid on the transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying securities may be sold
     (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. See Note 6 for a summary of open written option contracts as of February 28, 1999.

     The Fund may also purchase put and call options. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid.

     Loan agreements
     The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the governmental entities responsible for the repayment of the debt may be unable or unwilling to pay the principal and interest when due.

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Indexed securities
     The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

     Swap agreements
     The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to interest rates and credit risk. The Fund may enter into interest rate, total return, and credit default swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Credit default swaps involve the payment of a specified rate based on the notional amount. The Fund receives payment upon a default of the underlying security. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral, which is paid by the counterparty. At February 28, 1999, $2,220,458 in cash has been set aside. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are recorded as interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. See Note 6 for a summary of open swap agreements as of February 28, 1999.

     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Security lending
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At February 28, 1999, the Fund loaned securities having a market value of $82 collateralized by cash in the amount of $99, which was invested in short-term instruments.

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions and redemptions in-kind. Gains resulting from such in-kind transactions amounted to $497,579.

     The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 28, 1999. This reclassification has no impact on net investment income, realized gain/loss and net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

                 Accumulated                   Accumulated
              Undistributed Net             Undistributed Net
              Investment Income               Realized Gain                Paid-in Capital
           ------------------------      ------------------------      ------------------------
                 $ 3,462,832                  $ (3,569,584)                   $ 106,752

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis, and is adjusted for the accretion of discounts. Dividend income is recorded on the ex-dividend date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of these securities adjusted for inflation is recorded as interest income.

     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

     Purchases and redemptions of Fund shares
     The premium on cash purchases of Fund shares is .15% of the amount invested. The premium will be reduced by 50% with respect to any portion of a purchase that is offset by a corresponding redemption occurring on the same day. In addition, the purchase premium for the Fund will be reduced by 50% if the purchaser makes an in-kind purchase of Fund shares or if the purchase or redemption is part of a transfer from or to another Fund where the Manager is able to transfer securities among the Funds to effect the transaction. All purchase premiums are paid to and recorded by the Fund as paid-in capital. Purchase premiums are included as part of "shares sold" as summarized in Note 5. For the year ended February 28, 1999, the Fund received $85,377 in purchase premiums. There is no premium for cash redemptions or reinvested distributions.

     Investment risk
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .40% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     GMO agreed to waive a portion of its fee and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed .25% of average daily net assets.

     Effective March 1, 1999, GMO's contractual management fee was reduced to .25% of average daily net assets. GMO entered into a binding agreement effective until February 29, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the year ended February 28, 1999, was $2,550. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   Purchases and sales of securities

     For the year ended February 28, 1999, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                                Purchases           Proceeds
                                                            ------------------- ------------------
     U.S. Government securities                            $    3,863,013      $   3,997,495
     Investments (non-U.S. Government securities)             264,864,069        348,184,193

     At February 28, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                                Gross Unrealized        Gross Unrealized        Net Unrealized
        Aggregate Cost            Appreciation            Depreciation           Depreciation
     ----------------------  -----------------------  ----------------------  --------------------
         $ 190,326,236            $ 4,132,588             $ 10,064,044            $ 5,931,456

4.   Principal shareholders

     At February 28, 1999, 47.0% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
----------------------------------------------------------------------------------------------------

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including the purchase premiums received by the Fund, were as follows:

                                                Year Ended                      Year Ended
                                            February 28, 1999               February 28, 1998
                                    ------------------------------  ------------------------------
     Class III:                          Shares         Amount          Shares          Amount
                                    -------------  --------------- --------------- ---------------
     Shares sold                       5,484,951    $ 57,695,554       9,447,927   $ 103,640,468
     Shares issued to shareholders
     in reinvestment of
     distributions                     1,255,142      13,253,099       2,082,876      21,695,786
     Shares repurchased              (16,723,091)   (177,994,436)     (5,355,799)    (59,140,010)
                                    -------------  --------------- --------------- ---------------
     Net increase (decrease)          (9,982,998)  $(107,045,783)      6,175,004   $  66,196,244
                                    =============  =============== =============== ===============

6.   Financial instruments

     A summary of outstanding financial instruments at February 28, 1999 is as follows:

     Forward currency contracts
                                                                                 Net Unrealized
       Settlement                                                                 Appreciation
          Date        Deliver/Receive    Units of Currency         Value         (Depreciation)
     --------------- ------------------ -------------------- ------------------ ------------------
          Buys

        4/20/99             AUD                  3,600,000 $         2,236,327 $        (92,465)
        5/05/99             CAD                 41,300,000          27,356,562         (239,046)
        5/13/99             EUR                 72,000,000          79,359,120          112,320
        4/27/99             GBP                  2,900,000           4,641,943          (68,962)
        4/13/99             JPY              5,290,000,000          44,875,397       (1,938,763)
        3/02/99             NZD                  8,800,000           4,612,315          (47,465)
                                                                                ------------------
                                                                               $     (2,274,381)
                                                                                ==================

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
---------------------------------------------------------------------------------------------------

     Forward currency contracts -- continued

       Settlement                                                                Net Unrealized
          Date        Deliver/Receive    Units of Currency         Value          Appreciation
     --------------- ------------------ -------------------- -----------------  ------------------
         Sales

        4/20/99             AUD                  1,800,000  $        1,118,164 $         18,860
        5/05/99             CAD                  8,500,000           5,630,285           54,459
        4/27/99             GBP                 10,400,000          16,646,968          108,290
        4/13/99             JPY              1,250,000,000          10,603,827          240,885
        3/02/99             NZD                  8,800,000           4,612,315          122,965
        6/03/99             NZD                  6,800,000           3,568,409              911
                                                                                ------------------
                                                                               $        546,370
                                                                                ==================
     Forward cross currency contracts
                                                                                  Net Unrealized
      Settlement                                                                   Appreciation
         Date        Deliver/Units of Currency       Receive/In Exchange For      (Depreciation)
     ------------- ------------------------------- ----------------------------- -----------------
       3/16/99         CHF            42,512,304      EUR           26,700,000 $        (61,471)
       3/09/99         EUR            29,495,161      SEK          262,462,013         (418,782)
       3/16/99         EUR            18,900,000      CHF           30,160,500           90,208
       3/09/99         SEK           335,827,753      EUR           37,300,000           52,638
                                                                                 -----------------
                                                                               $       (337,407)
                                                                                 =================
     Futures contracts


                                                                                    Net Unrealized
      Number of                                           Expiration    Contract     Appreciation
      Contracts                   Type                       Date        Value      (Depreciation)
     ----------- -------------------------------------- ------------- ------------- ---------------
         Buys

         79      Australian Government Bond 3 yr         March 1999   $ 5,829,097  $   (111,617)
        107      Canadian Government Bond 10 yr          June 1999      8,788,957      (117,757)
        321      German Government Bond 10 yr            March 1999    51,563,226      (694,492)
         25      Japanese Government Bond                June 1999     27,380,952       (26,854)
         19      Swiss Government Bond                   March 1999     1,702,933         9,479
         18      Swiss Government Bond                   June 1999      1,594,797        (3,761)
                                                                                     -------------
                                                                                   $   (945,002)
                                                                                     =============

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
----------------------------------------------------------------------------------------------------

     Futures contracts -- continued


                                                                                        Net
     Number of                                           Expiration    Contract      Unrealized
     Contracts                   Type                       Date        Value       Appreciation
     ----------- -------------------------------------- -----------  ------------- ---------------
         Sales

         33      Australian Government Bond 10 yr        March 1999   $ 3,047,253  $      53,984
         80      Swedish Government Bond 10 yr           March 1999    10,851,437        194,754
         40      U.K. Gilt                               June 1999      7,494,156         94,987
         93      U.S. Treasury Note 10 yr                June 1999     10,671,750        116,372
                                                                                     -------------
                                                                                   $     460,097
                                                                                     =============

     At February 28, 1999, the Fund has sufficient cash and/or securities to cover any margin requirements on open futures contracts.

     Written option transactions

                                                Puts                           Calls

                                    Principal                        Principal
                                    Amount of                        Amount of
                                    Contracts                        Contracts
                                 (000's omitted)    Premiums      (000's omitted)      Premiums
                                 ---------------  --------------- ---------------- ---------------
     Outstanding, beginning
     of period                         228,700    $  5,311,050          128,700    $  5,440,015
     Options written                     6,300         396,522            6,300         472,500
     Options closed                    (38,100)       (430,530)         (38,100)       (428,625)
     Options exercised                     --              --           (90,600)     (5,011,390)
     Options expired                 (190,600)     (4,880,520)               --              --
                                 ---------------  --------------- ---------------- ---------------
     Outstanding, end
              of period                  6,300    $    396,522            6,300    $    472,500
                                 ===============  =============== ================ ===============

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
---------------------------------------------------------------------------------------------------------

     Summary of written options outstanding

                                    Principal
                                    Amount of
                                    Contracts                         Expiration
                                  (000's omitted)  Exercise Price        Date              Value
                                 ----------------- --------------- ------------------ ----------------
     USD Call/JPY Put                 6,300 USD      112.7 JPY         11/16/99      $      449,820


     USD Put/JPY Call                 6,300 USD      112.7 JPY         11/16/99             304,290
                                                                                      ----------------
                                                                                     $      754,110
                                                                                      ================

     Swap agreements

                                                                                      Net Unrealized
        Notional Amount     Expiration                                                 Appreciation
       Fund/Counterparty       Date                     Description                   (Depreciation)
     ---------------------- ----------- --------------------------------------------- ----------------
     Credit Default Swaps

      270,000,000,000 ITL    3/31/03    Agreement with Morgan Guaranty Trust         $    (156,805)
                                        Company dated 3/26/98 to pay .07% per year
                                        times the notional amount.  The Fund
                                        receives payment only upon a default event
                                        in Italy, the notional amount times the
                                        difference between the par value and the
                                        then-market value of Italy BTP, 6.00% due
                                        11/01/07.

       5,658,750,000 BEF     3/31/03    Agreement with Morgan Guaranty Trust              (157,742)
                                        Company dated 3/26/98 to pay .07% per year
                                        times the notional amount.  The Fund
                                        receives payment only upon a default event
                                        in Belgium, the notional amount times the
                                        difference between the par value and the
                                        then-market value of Kingdom of Belgium,
                                        5.75% due 3/28/08.


GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
-------------------------------------------------------------------------------------------------

     Swap agreements -- continued

                                                                                      Net Unrealized
        Notional Amount     Expiration                                                 Appreciation
       Fund/Counterparty       Date                     Description                   (Depreciation)
     ---------------------- ----------- -------------------------------------------- -----------------
      Interest Rate Swaps

        16,800,000 CHF       6/05/05    Agreement with Morgan Guaranty Trust        $     (318,494)
                                        Company dated 6/03/98 to pay the notional
                                        amount multiplied by 3.245% and to receive
                                        the notional amount multiplied by 6 month
                                        Floating Rate Swiss LIBOR adjusted by a
                                        specified spread.

        14,500,000 CHF       6/10/05    Agreement with Credit Suisse Financial            (364,032)
                                        Products  dated 6/08/98 to pay the notional
                                        amount multiplied by 3.2625% and to receive
                                        the notional amount multiplied by 6 month
                                        Floating Rate Swiss LIBOR adjusted by a
                                        specified spread.

        10,000,000 CHF       6/11/05    Agreement with Morgan Guaranty Trust              (276,860)
                                        Company dated 6/09/98 to pay the notional
                                        amount multiplied by 3.245% and to receive
                                        the notional amount multiplied by 6 month
                                        Floating Rate Swiss LIBOR adjusted by a
                                        specified spread.

         4,400,000 CHF       9/16/05    Agreement with Morgan Guaranty Trust               (83,601)
                                        Company dated 9/14/98 to pay the notional
                                        amount multiplied by 3.1175% and to receive
                                        the notional amount multiplied by 6
                                        month Floating Rate Swiss LIBOR adjusted
                                        by a specified spread.
                                                                                      ----------------
                                                                                    $   (1,357,534)
                                                                                      ================


         See Notes to the Schedule of Investments for definitions of currency abbreviations.

GMO International Bond Fund
(A Series of GMO Trust)

Federal Tax Information -- (Unaudited)
--------------------------------------------------------------------------------

     For the fiscal year ended February 28, 1999, all of the Fund's distributions are from investment company taxable income, except that the Fund has designated 34.80% of distributions as net capital gain dividends.

GMO International Bond Fund
(A Series of GMO Trust)


--------------------------------------------------------------------------------


Portfolio Managers
------------------

Mr. William L. Nemerever and Mr. Thomas F. Cooper are primarily responsible for the day-to-day management of the Fund's portfolio. Each of these individuals has been a portfolio manager with Grantham, Mayo, Van Otterloo & Co. LLC since 1993.


Management Discussion and Analysis of Fund Performance
------------------------------------------------------

The Class III shares of the International Bond Fund returned +2.5% for the fiscal year ended February 28, 1999, compared to +9.9% for the J.P. Morgan Non-U.S. Government Bond Index. Consistent with the Fund's investment objectives and policies, the Fund was substantially invested in investment-grade, foreign and domestic, fixed income instruments throughout the period.

The Fund underperformed the benchmark during the fiscal year by 7.4%. While bond market selection added value to the portfolio, currency, emerging and issue selection were negative and reduced the portfolio's return. The continued pattern of declining short-term interest rates across the globe was beneficial for portfolio returns, especially in the fourth quarter of 1998. The portfolio's underweight position in Japanese bonds and overweight position in UK Gilts added value. However, several unanticipated developments resulted in the Fund underperforming the benchmark during the fiscal year.

 .    The decision by Russia to default on its domestic debt and devalue its currency reduced returns, given the Fund's exposure to emerging country debt.

 .    The collapse of Long-Term Capital Management prompted hedge funds and other investors to unwind short Japanese yen positions. The result was a 15 percent appreciation in the yen during the month of October, which negatively affected returns, given the Fund's underweight yen position.

 .    The portfolio's overweight position in British pounds also negatively affected returns while overweight positions in Canadian dollars and Swedish krona added value.

 .    In addition, the panic-driven flight to liquidity during the fourth quarter caused spreads to widen on the Fund's holdings of highly rated, but less liquid asset-backed securities, governments and agencies.


Outlook
-------

The Fund is structured to benefit from outperformance in the Australian, Canadian, Swedish, U.K., U.S. and emerging bond markets. We expect the Danish, Euro, Japanese, Spanish and Swiss bond markets to underperform. Our strategy maintains a market duration in each country. Strong relative performance is expected from Australian dollars, Canadian dollars, Swedish krona and U.K. pound. The Danish krone, Euro, Japanese yen, Swiss franc and U.S. dollar are expected to underperform.

The views expressed here are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC Management. They are not meant as investment advice.

           Comparison of Change in Value of a $10,000 Investment in
             GMO International Bond Fund Class III Shares and the
                   JP Morgan Non-U.S. Government Bond Index
                            As of February 28, 1999


                        -------------------------------
                          Average Annual Total Return
                        -------------------------------
                                               Since
                                             Inception
                         1 Year   5 Year     12/22/93
               Class    -------------------------------
                III       2.3%    10.2%         9.7%
                        -------------------------------


                           [LINE GRAPH APPEARS HERE]

                  GMO International Bond Fund          J.P. Morgan Non-U.S.
     Date              Class III Shares                Government Bond Index
     ----         ---------------------------          ---------------------
    1/31/93
   12/22/93                  9,985                             10,000
   12/31/93                  9,885                              9,900
    3/31/94                  9,945                             10,017
    6/30/94                 10,065                             10,147
    9/30/94                 10,560                             10,320
   12/31/94                 10,395                             10,386
    3/31/95                 11,490                             11,846
    6/30/95                 12,428                             12,393
    9/30/95                 12,579                             12,240
   12/31/95                 13,235                             12,579
    3/31/96                 13,247                             12,368
    6/30/96                 13,876                             12,453
    9/30/96                 14,653                             12,893
   12/31/96                 15,440                             13,242
    3/31/97                 14,655                             12,472
    6/30/97                 15,137                             12,791
    9/30/97                 15,687                             12,864
   12/31/97                 15,575                             12,742
    3/31/98                 15,726                             12,826
    6/30/98                 15,787                             13,081
    9/30/98                 16,675                             14,384
   12/31/98                 17,256                             15,072
    2/28/99                 16,178                             14,299

Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on reinvested distributions. Each performance figure assumes purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of 15 bp on the purchase. Transaction fees are paid to the Fund to cover trading costs. Past performance is not indicative of future performance. Information is unaudited.

GMO International Equity Allocation Fund
(A Series of GMO Trust)
Annual Report
February 28, 1999

Report of Independent Accountants

To the Trustees of GMO Trust and the Shareholders of GMO International Equity Allocation Fund (A Series of GMO Trust)


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO International Equity Allocation Fund at February 28, 1999 and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
April 22, 1999

GMO International Equity Allocation Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
February 28, 1999


  Par Value ($)/
      Shares        Description                                                      Value ($)
--------------------------------------------------------------------------------------------------
                    Mutual Funds -- 100.0%
       37,179       GMO Domestic Bond Fund                                              358,782
      486,845       GMO Emerging Country Debt Fund                                    3,354,365
    1,851,645       GMO Emerging Markets Fund                                        11,683,881
    1,114,930       GMO Evolving Countries Fund                                       6,399,695
      116,155       GMO Inflation Indexed Bond Fund                                   1,147,607
      258,894       GMO International Bond Fund                                       2,604,472
    2,938,641       GMO International Core Fund                                      59,889,506
      307,342       GMO International Small Companies Fund                            3,386,905
      131,015       GMO U.S. Bond/Global Alpha A Fund                                 1,340,280
                                                                                    -----------

                    Total Mutual Funds (Cost $107,196,250)                           90,165,493
                                                                                    -----------

                    Short-Term Investments -- 0.0%

                    Repurchase Agreements -- 0.0%
$       9,693       Salomon Smith Barney Inc. Repurchase Agreement, dated
                    2/26/99, due 3/1/99, with a maturity value of $9,697
                    and an effective yield of 4.02%, collateralized by a
                    U.S. Treasury Obligation with a rate of 7.00%, maturity
                    date of 7/15/06 and market value, including accrued
                    interest, of $9,887.                                                  9,693
                                                                                    -----------

                    Total Short-Term Investments (Cost $9,693)                            9,693
                                                                                    -----------

                    Total Investments -- 100.0%
                    (Cost $107,205,943)                                              90,175,186

                    Other Assets and Liabilities (net) -- 0.00%                         (14,018)
                                                                                    -----------

                    TOTAL NET ASSETS -- 100%                                        $90,161,168
                                                                                    ===========

             See accompanying notes to the financial statements.               1

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- February 28, 1999
--------------------------------------------------------------------------------



Assets:
   Investments, at value (cost $107,205,943) (Note 1)            $  90,175,186
   Receivable for investments sold                                      60,000
   Receivable for expenses waived or borne by Manager (Note 2)           2,771
                                                                 -------------

       Total assets                                                 90,237,957
                                                                 -------------

Liabilities:
   Payable for Fund shares repurchased                                  60,000
   Accrued expenses                                                     16,789
                                                                 -------------

       Total liabilities                                                76,789
                                                                 -------------

Net assets                                                       $  90,161,168
                                                                 =============

Net assets consist of:
   Paid-in capital                                               $ 106,481,573
   Accumulated undistributed net realized gain                         710,352
   Net unrealized depreciation                                     (17,030,757)
                                                                 =============
                                                                 $  90,161,168
                                                                 =============

Net assets attributable to:
   Class III shares                                              $  90,161,168
                                                                 =============

Shares outstanding:
   Class III                                                        10,891,670
                                                                 =============

Net asset value per share:
   Class III                                                     $        8.28
                                                                 =============

2              See accompanying notes to the financial statements.

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Statement of Operations -- Year Ended February 28, 1999
--------------------------------------------------------------------------------


Investment Income:
    Dividends from investment company shares                              $  1,655,342
    Interest                                                                       807
                                                                          ------------

        Total income                                                         1,656,149
                                                                          ------------

Expenses:
    Audit fees                                                                  16,739
    Registration fees                                                            9,202
    Custodian and transfer agent fees                                            9,078
    Legal fees                                                                   1,734
    Trustees fees (Note 2)                                                         728
    Miscellaneous                                                                2,353
    Fees waived or borne by Manager (Note 2)                                   (39,834)
                                                                          ------------
        Net expenses                                                                --
                                                                          ------------

            Net investment income                                            1,656,149
                                                                          ------------

Realized and unrealized gain (loss):
    Net realized gain (loss) on:
        Investments                                                         (4,182,729)
        Realized gain distributions from investment company shares           5,402,172
                                                                          ------------

            Net realized gain                                                1,219,443
                                                                          ------------

    Change in net unrealized appreciation (depreciation) on investments    (10,858,440)
                                                                          ------------

        Net realized and unrealized loss                                    (9,638,997)
                                                                          ------------

Net decrease in net assets resulting from operations                      $ (7,982,848)
                                                                          ============

             See accompanying notes to the financial statements.              3

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                         Year ended           Year ended
                                                                     February 28, 1999     February 28, 1998
                                                                     -----------------     -----------------
Increase (decrease) in net assets:
Operations:
    Net investment income                                               $  1,656,149          $  2,241,625
    Net realized gain                                                      1,219,443             8,051,936
    Change in net unrealized appreciation (depreciation)                 (10,858,440)           (6,728,168)
                                                                        ------------          ------------

    Net increase (decrease) in net assets resulting from
       operations                                                         (7,982,848)            3,565,393
                                                                        ------------          ------------

Distributions to shareholders from:
    Net investment income
        Class I                                                                   --              (195,254)
        Class II                                                                  --              (430,549)
        Class III                                                         (1,656,149)           (1,615,822)
                                                                        ------------          ------------
        Total distributions from net investment income                    (1,656,149)           (2,241,625)
                                                                        ------------          ------------
    In excess of net investment income
        Class I                                                                   --                  (355)
        Class II                                                                  --                  (783)
        Class III                                                         (2,114,210)               (2,939)
                                                                        ------------          ------------
        Total distributions in excess of net investment
        income                                                            (2,114,210)               (4,077)
                                                                        ------------          ------------
    Net realized gains
        Class I                                                                  --               (338,565)
        Class II                                                                 --               (872,870)
        Class III                                                        (4,795,515)            (3,087,812)
                                                                       ------------           ------------
        Total distributions from net realized gains                      (4,795,515)            (4,299,247)
                                                                       ------------           ------------

                                                                         (8,565,874)            (6,544,949)
                                                                       ------------           ------------
    Net share transactions: (Note 5)
        Class I                                                                  --              1,138,414
        Class II                                                                 --             (13,394,265)
        Class III                                                        20,834,383              55,162,012
                                                                       ------------            ------------
    Increase in net assets resulting from net share
       transactions                                                      20,834,383              42,906,161
                                                                       ------------            ------------

       Total increase in net assets                                       4,285,661              39,926,605

Net assets:
    Beginning of period                                                  85,875,507              45,948,902
                                                                       ------------            ------------

    End of period (including accumulated undistributed
       net investment income of $0 and $0 respectively)                $ 90,161,168            $ 85,875,507
                                                                       ============            ============

4              See accompanying notes to the financial statements.

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class I share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                      Period from April 1, 1997
                                                                     (commencement of operations)
                                                                          to January 9, 1998
                                                                     ------------------------------
Net asset value, beginning of period                                             $10.17
                                                                                 ------

Income from investment operations:
    Net investment income (b)                                                      0.45+
    Net realized and unrealized loss                                              (0.65)
                                                                                 ------

       Total from investment operations                                           (0.20)
                                                                                 ------

Less distributions to shareholders:
    From net investment income                                                    (0.29)
    In excess of net investment income                                               --(d)
    From net realized gains                                                       (0.58)
                                                                                 ------

       Total distributions                                                        (0.87)
                                                                                 ------
Net asset value, end of period                                                   $ 9.10(c)
                                                                                 ======

Total Return (a)                                                                  (2.40)%

Ratios/Supplemental Data:
    Net assets, end of period (000's)                                                --
    Net expenses to average daily net assets                                       0.13%*
    Net investment income to average daily net assets (b)                          5.49%*
    Portfolio turnover rate                                                          16%
    Fees and expenses voluntarily waived or borne by the Manager consisted
       of the following per share amount:                                        $ 0.01

(a) Calculation excludes purchase premiums and redemption fees. The total return would have been lower had certain expenses not been waived during the period shown.
(b) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
(c) All Class I shares of the Fund were exchanged for Class III shares on January 9, 1998. Amount represents ending net asset value per share on January 9, 1998.
(d) The per share distribution in excess of net investment income was $0.001.

+   Computed using average shares outstanding throughout the period.
*   Annualized.

              See accompanying notes to the financial statements.             5

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class II share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                Period from      Period from December 23, 1996
                                                               March 1, 1997     (commencement of operations)
                                                             to January 9, 1998      to February 28, 1997
                                                             ------------------  ------------------------------
Net asset value, beginning of period                              $ 10.41                   $ 10.10
                                                                  -------                   -------

Income from investment operations:
    Net investment income (b)                                        0.30+                       --
    Net realized and unrealized gain (loss)                         (0.74)                     0.41
                                                                  -------                   -------

       Total from investment operations                             (0.44)                     0.41
                                                                  -------                   -------

Less distributions to shareholders:
    From net investment income                                      (0.29)                    (0.07)
    In excess of net investment income                                 --(e)                     --
    From net realized gains                                         (0.58)                    (0.03)
                                                                  -------                   -------

       Total distributions                                          (0.87)                    (0.10)
                                                                  -------                   -------
Net asset value, end of period                                    $  9.10(c)                $ 10.41
                                                                  =======                   =======

Total Return (a)                                                    (4.65)%                    4.07%

Ratios/Supplemental Data:
    Net assets, end of period (000's)                                  --                   $15,490
    Net expenses to average daily net assets                         0.07%*                    0.07%*
    Net investment income to average daily net assets (b)            3.23%*                   (0.07)%*
    Portfolio turnover rate                                            16%                        0%
    Fees and expenses voluntarily waived or borne by the
       Manager consisted of the following per share               $  0.01                          (d)
       amounts:

(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
(c) All Class II shares of the fund were exchanged for Class III shares on January 9, 1998. Amount represents ending net asset value per share on January 9, 1998.
(d) Fees and expenses waived or borne by the Manager were less than $0.01 per share.
(e) The per share distribution in excess of net investment income was
    $0.001.
+   Computed using average shares outstanding throughout the period.
*   Annualized.

6              See accompanying notes to the financial statements.

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                              Year Ended February 28,
                                                                      -----------------------------------------
                                                                        1999            1998            1997  *
                                                                      ---------       ---------       ---------
Net asset value, beginning of period                                  $  10.18        $  10.41        $  10.00
                                                                      ---------       ---------       ---------

Income from investment operations:
    Net investment income (b)                                             0.19+           0.33+           0.10
    Net realized and unrealized gain (loss)                              (1.01)           0.31            0.41
                                                                      ---------       ---------       ---------

       Total from investment operations                                  (0.82)           0.64            0.51
                                                                      ---------       ---------       ---------

Less distributions to shareholders:
    From net investment income                                           (0.19)          (0.29)          (0.07)
    In excess of net investment income                                   (0.31)             --(c)           --
    From net realized gains                                              (0.58)          (0.58)          (0.03)
                                                                      ---------       ---------       ---------

       Total distributions                                               (1.08)          (0.87)          (0.10)
                                                                      ---------       ---------       ---------
Net asset value, end of period                                        $   8.28        $  10.18        $  10.41
                                                                      =========       =========       =========

Total Return (a)                                                         (8.77)%          6.73%           5.11%

Ratios/Supplemental Data:
    Net assets, end of period (000's)                                 $ 90,161        $ 85,876        $ 30,459
    Net expenses to average daily net assets (d)                          0.00%           0.00%           0.01%**
    Net investment income to average daily net assets (b)                 2.06%           3.13%           3.60%**
    Portfolio turnover rate                                                 36%             16%              0%
    Fees and expenses voluntarily waived or borne by the
       Manager consisted of the following per share amounts:          $   0.01        $   0.01        $   0.01

(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
(c) The per share distribution in excess of net investment income was $0.001.
(d) Net expenses exclude expenses incurred indirectly through investment in underlying funds. See Note 1. * Period from October 11, 1996 (commencement of operations) to February 28, 1997.
**  Annualized.
+   Computed using average shares outstanding throughout the period.

             See accompanying notes to the financial statements.              7

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements
February 28, 1999
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO International Equity Allocation Fund (the "Fund"), is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund operates as a "fund-of-funds" in that, pursuant to management provided by the Manager, it makes investments in other funds of the Trust ("underlying funds"). The Fund seeks a total return greater than that of the GMO EAFE-Lite Extended Index, a benchmark developed by the Manager. The Fund will pursue its objective by investing in Class III shares of international equity and fixed income funds of the Trust.

     Prior to January 9, 1998, the Fund offered three classes of shares: Class I, Class II and Class III. Effective January 9, 1998, Class I shares and Class II shares ceased operations and all shares were exchanged for Class III shares. The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Shares of underlying funds are valued at their net asset value as reported on each business day. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for the classification of distributions received from underlying funds and redemptions in-kind. Gains resulting from such in-kind transactions amounted to $9,947.

     The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 28, 1999. This reclassification has no impact on net investment income, realized gain/loss and net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

          Accumulated
       Undistributed Net      Accumulated Undistributed
       Investment Income          Net Realized Gain           Paid-in Capital
     ----------------------   --------------------------   --------------------
          $2,114,210                   $68,511                 $(2,182,721)

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary.

     Purchases and redemptions of Fund shares
     The premium on cash purchases of Fund shares is .80% of the amount invested. In the case of cash redemptions, the fee is .11% of the amount redeemed. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. Purchase premiums are included as part of each class' "shares sold" and redemption fees are included as part of each class' "shares repurchased", respectively, as summarized in Note 5. For the year ended February 28, 1999, the Fund received $72,686 in purchase premiums and $15,741 in redemption fees. There is no premium for reinvested distributions or in-kind transactions.

     Investment risk
     The Fund is subject to the investment risk associated with an investment in the underlying funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

2.   Fees and other transactions with affiliates

     The Manager determines the allocation of the assets of the Fund among designated underlying funds. The Manager does not charge an advisory fee for asset allocation advice provided to the Fund, but receives advisory and shareholder service fees from the underlying funds in which the Fund invests. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. No shareholder service fee is charged for Class III shares.

     GMO has contractually agreed to reimburse all expenses directly incurred by the Fund until February 29, 2000 (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses).

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the year ended February 28, 1999 was $728. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.


3.   Purchases and sales of securities
     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 28, 1999, aggregated $48,250,147 and $28,912,542, respectively.

     At February 28, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                    Gross Unrealized    Gross Unrealized    Net Unrealized
  Aggregate Cost      Appreciation        Depreciation       Depreciation
---------------------------------------------------------------------------
   $109,360,081          $97,245           $19,282,140        $19,184,895


4.   Principal shareholders
     At February 28, 1999, 42.3% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares.

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

5.   Share transactions
     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including a class' portion of the purchase premiums and redemption fees received by the Fund, were as follows:

                                                                                      Period from April 1, 1997
      Class I:                                                                      (commencement of operations)
                                                                                         to January 9, 1998
                                                                                  ----------------------------------
                                                                                     Shares             Amount
                                                                                  -------------     ----------------
      Shares sold                                                                    679,610           $7,302,827
      Shares issued to shareholders in
         reinvestment of distributions                                                56,235              534,174
      Shares repurchased                                                            (735,845)          (6,698,587)
                                                                                  =============     ================
      Net increase                                                                        --           $1,138,414
                                                                                  =============     ================



                                                                                      Period from March 1, 1997
      Class II:                                                                           to January 9, 1998
                                                                                   ---------------------------------
                                                                                      Shares              Amount
                                                                                   --------------   ----------------
      Shares sold                                                                         --            $  64,521
      Shares issued to shareholders in
         reinvestment of distributions                                               135,087            1,304,202
      Shares repurchased                                                          (1,622,588)         (14,762,988)
                                                                                ==============     ----------------
      Net decrease                                                                (1,487,501)        $(13,394,265)
                                                                                ==============     ================

                                                           Year Ended                       Year Ended
      Class III:                                        February 28, 1999                February 28, 1998
                                               ------------------------------   ---------------------------------
                                                   Shares           Amount         Shares              Amount
                                               -------------   ---------------  -------------     ----------------
      Shares sold                                 4,350,530       $37,996,130      5,640,062         $ 56,708,756
      Shares issued to shareholders in
         reinvestment of distributions              770,742         7,138,503        388,075            3,750,538
      Shares repurchased                         (2,665,394)      (24,300,250)      (517,553)          (5,297,282)
                                               =============   ===============  =============     ================
      Net increase                                2,455,878       $20,834,383      5,510,584         $ 55,162,012
                                               =============   ===============  =============     ================

GMO International Equity Allocation Fund
(A Series of GMO Trust)


Federal Tax Information -- (Unaudited)
--------------------------------------------------------------------------------


For the fiscal year ended February 28, 1999, all of the Fund's distributions are from investment company taxable income, except that the Fund has designated 57.3% of distributions as net capital gain dividends

GMO International Equity Allocation Fund
(A Series of GMO Trust)



--------------------------------------------------------------------------------


Portfolio Manager
-----------------

Mr. R. Jeremy Grantham and Mr. Ben Inker are primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Grantham has been a portfolio manager at Grantham, Mayo, Van Otterloo & Co. LLC for more than fifteen years. Mr. Inker has been with the firm for seven years.


Management Discussion and Analysis of Fund Performance
------------------------------------------------------

The Class III shares of the International Equity Allocation Fund returned -8.8% for the twelve months ended February 28, 1999. The Fund's benchmark, the GMO EAFE-Lite Extended Index, returned 2.9%.

During fiscal 1999, the Fund's performance lagged the benchmark by a significant margin. The Fund's exposure to emerging equities significantly detracted from performance, as emerging equities declined sharply in the financial crisis of the late summer. The emerging markets as measured by the IFC Investable Index performed poorly, declining by 24.8%. On average, the Fund had 19.9% of its assets invested in emerging equities during the year, a 10.9% overweight relative to the EAFE-Lite Extended benchmark. Our implementation of emerging equities also detracted from performance as the GMO Emerging Markets Fund lagged the performance of the IFC Investable Index by 6.4%.

Performance of the International Equity Allocation Fund was also negatively affected by GMO's implementation within the developed international markets. In a strong bull market environment in Europe, the GMO International Core Fund lagged the EAFE-Lite benchmark during the fiscal year. In the period of historically narrow performance within the EAFE markets, a small group of expensive multinational companies (26 stocks) accounted for over 50% of the index's 1998 return. In this environment, underweight positions in the strongest performing stocks, particularly in the telecommunications and pharmaceutical sectors, resulted in underperformance relative to the benchmark. The Fund's underperformance was concentrated in Europe, where the Fund's strategy of emphasizing value and mid-cap stocks faltered in an environment favoring large, multinational stocks. The GMO International Core Fund returned -0.7% for the fiscal year, underperforming the GMO EAFE-Lite Index by -6.8%.

The Fund's 8.4% allocation to fixed income did not provide as much of a cushion as intended, primarily due to the severe underperformance of emerging market debt in the crisis afflicting the emerging markets.


Portfolio Structure and Outlook
-------------------------------

The events of the past several years (the bull market in the U.S. and Europe, the collapse of Southeast Asian markets and the poor performance of the Japanese stock market and economy) have driven valuations significantly away from fair value. Today value is exceptionally well positioned for picking countries and companies. Spreads between the cheapest and most expensive countries (even after excluding Southeast Asia) have reached their most attractive levels in fourteen years. European value stocks are exceptionally attractive, having reached their cheapest levels in fifteen years. Small international stocks have fallen to levels that represent a once in forty-year opportunity (i.e. a three- to four-standard deviation move away from their fair value). Emerging equities, following the crisis events of the past two years, are attractively

GMO International Equity Allocation Fund
(A Series of GMO Trust)



--------------------------------------------------------------------------------

priced on both an absolute basis and relative to developed international equities. The Fund's strategy of emphasizing stocks and countries with attractive valuations will continue to capitalize on these misvaluations.

The views expressed here are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC Management. They are not meant as investment advice.

           Comparison of Change in Value of a $10,000 Investment in
      GMO International Equity Allocation Fund Class III Shares and the
                     MSCI All Country World Ex U.S. Index
                            As of February 28, 1999

                -----------------------------------------------
                          Average Annual Total Return
                -----------------------------------------------
                                                    Inception
                    1yr          5yr                 10/11/96
                -----------------------------------------------
                   -9.6          N/A                   0.6
                -----------------------------------------------

                           [LINE GRAPH APPEARS HERE]


Date         GMO Int'l. Equity Allocation Fund  MSCI All Country World ex U.S. Index      GMO EAFE-Lite Extended Index
                    Class III Shares
     1/31/96
    10/11/96                              9,920                                10,000                           10,000
    12/31/96                             10,186                                10,254                           10,317
     3/31/97                             10,306                                10,246                           10,435
     6/30/97                             11,198                                11,575                           11,627
     9/30/97                             11,486                                11,461                           11,719
    12/31/97                             10,363                                10,430                           10,853
     3/31/98                             11,774                                11,858                           12,470
     6/30/98                             10,932                                11,648                           12,412
     9/30/98                              9,192                                 9,890                           10,590
    12/31/98                             10,570                                11,901                           12,672
     2/28/99                             10,141                                11,637                           12,315


Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on reinvested distributions. Each performance figure assumes purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of 80 bp on the purchase and 11 bp on the redemption. Transaction fees are paid to the Fund to cover trading costs. Past performance is not indicative of future performance. Information is unaudited.

GMO REIT Fund
(A Series of GMO Trust)
Annual Report
February 28, 1999

      Report of Independent Accountants

      To the Trustees of GMO Trust and the Shareholders of GMO REIT Fund (A Series of GMO Trust)


      In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO REIT Fund at February 28, 1999 and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



      PricewaterhouseCoopers LLP
      Boston, Massachusetts
      April 12, 1999

GMO REIT Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
February 28, 1999

     Shares        Description                                                   Value($)
--------------------------------------------------------------------------------------------------
                   COMMON STOCKS -- 0.5%

                   Lodging -- 0.4%
     48,330        Crestline Capital Corp*                                           616,208
                                                                                 -----------
                   Services -- 0.1%
     14,930        Vornado Operating Inc*                                            102,644
                                                                                 -----------

                   TOTAL COMMON STOCKS  (cOST  $833,666)                             718,852
                                                                                 -----------
                   REAL ESTATE INVESTMENTS -- 98.1%

                   Apartments -- 9.0%
     96,800        Apartment Investment & Management Co, Class A                   3,787,299
     26,900        BRE Properties Inc                                                652,325
     84,300        Cornerstone Realty Income Trust                                   806,119
     48,725        Equity Residential Properties Trust                             1,997,705
     30,200        Gables Residential Trust                                          698,375
     44,700        Mid America Apartment Community                                   994,575
     29,500        Smith (Charles E) Residential                                     866,563
     51,500        Summit Properties Inc                                             852,969
    156,500        United Dominion Realty Trust Inc                                1,545,438
     39,100        Walden Residential Properties Inc                                 652,481
                                                                                 -----------
                                                                                  12,853,849
                                                                                 -----------
                   Diversified -- 19.6%

    108,700        Catellus Development Corp*                                      1,569,356
     93,000        Colonial Properties Trust                                       2,284,313
    481,800        Crescent Real Estate Equities                                  10,057,574
    160,600        First Union Real Estate                                           662,475
     90,900        Glenborough Realty Trust Inc                                    1,641,881
     55,200        Meditrust Corp                                                    676,200
    133,400        The Rouse Company                                               3,118,225
    232,116        Vornado Realty Trust                                            7,978,987
                                                                                 -----------
                                                                                  27,989,011
                                                                                 -----------
                   Factory Outlet -- 0.9%

     21,900        Chelsea GCA Realty Inc                                            669,319
     74,700        Prime Retail Inc                                                  597,600
                                                                                 -----------
                                                                                   1,266,919
                                                                                 -----------

                See accompanying notes to financial statements.                1

GMO REIT Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


     Shares        Description                                                   Value($)
--------------------------------------------------------------------------------------------------
                   Industrial -- 13.2%
     72,500        Bedford Property Investors                                      1,150,938
    215,000        Duke Realty Investments                                         4,689,687
     60,350        Eastgroup Properties Inc                                        1,056,125
     97,900        First Industrial Realty Trust                                   2,533,163
     69,600        Liberty Property Trust                                          1,522,500
     37,200        Meridian Industrial Trust Inc                                     892,800
    123,390        Prologis Trust                                                  2,560,343
     96,100        Spieker Properties Inc                                          3,435,574
     41,300        Weeks Corp                                                      1,115,100
                                                                                 -----------
                                                                                  18,956,230
                                                                                 -----------
                   Lodging -- 19.1%
     71,400        Equity Inns Inc                                                   673,838
    103,200        Felcor Lodging Trust Inc                                        2,438,100
     34,900        Hospitalities Properties Trust                                    898,675
    511,709        Host Marriott Corp                                              5,532,854
     60,300        Innkeepers USA Trust                                              625,613
    390,379        Patriot America Hospitality Inc*                                2,256,514
    460,500        Starwood Hotels and Resorts Worldwide Inc                      14,275,499
     89,000        Sunstone Hotel Investors Inc                                      712,000
                                                                                 -----------
                                                                                  27,413,093
                                                                                 -----------
                   Manufactured Housing -- 1.2%
     29,600        Chateau Communities Inc                                           834,350
     35,400        Manufactured Home Communities                                     823,050
                                                                                 -----------
                                                                                   1,657,400
                                                                                 -----------
                   Office -- 22.7%
     29,100        Alexandria Real Estate Equities Inc                               851,175
     43,800        Arden Realty Group Inc                                          1,023,825
     33,400        Boston Properties Inc                                           1,079,238
    167,500        Brandywine Realty Trust                                         2,753,281
     53,100        Carramerica Realty Corp                                         1,141,650
     60,800        Cornerstone Properties Inc                                        919,600
    137,300        Equity Office Properties                                        3,535,474
    129,200        Highwood Properties Inc                                         3,092,725
     56,900        Kilroy Realty Corp                                              1,226,906
     64,200        Koger Equity Inc                                                  878,738
    165,000        Mack-Cali Realty Corp                                           4,774,687
     73,000        Parkway Properties Inc                                          1,925,375
    110,800        Prentiss Properties Trust                                       2,216,000

2              See accompanying notes to the financial statements.


GMO REIT Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999

     Shares
  Par Value ($)    Description                                                   Value ($)
--------------------------------------------------------------------------------------------------
                   Office -- continued
     23,600        Prime Group Realty Trust                                          324,500
     39,700        Reckson Associates Realty Corp                                    843,625
     44,900        SL Green Realty Corp                                              867,131
     45,300        Tower Realty Trust Inc                                            883,350
     37,600        Trinet Corporate Realty Trust Inc                                 947,050
    164,300        Trizec Hahn Corporation                                         3,193,580
                                                                                 -----------
                                                                                  32,477,910
                                                                                 -----------
                   Regional Malls -- 8.1%
     30,500        CBL & Associates Properties Inc                                   760,594
     78,500        General Growth Properties                                       2,649,375
     22,900        JP Realty Inc                                                     423,650
     72,700        Macerich Co                                                     1,762,975
     76,100        Mills Corp                                                      1,384,069
     40,600        Simon Property Group Inc                                        1,032,763
     56,800        Urban  Shopping Centers Inc                                     1,704,000
    105,900        Westfield America Inc                                           1,866,488
                                                                                 -----------
                                                                                  11,583,914
                                                                                 -----------
                   Self Storage -- 0.4%
        200        Public Storage Inc                                                  5,100
     24,800        Shurgard Storage Centers Inc                                      613,800
                                                                                 -----------
                                                                                     618,900
                                                                                 -----------
                   Shopping/Power Center -- 3.9%
     97,300        Developers Diversified Realty Corp                              1,544,638
     46,900        Federal Realty Investment Trust                                 1,034,731
     50,500        JDN Realty Corp                                                 1,060,500
     93,780        New Plan Excel Realty Trust                                     1,945,935
                                                                                 -----------
                                                                                   5,585,804
                                                                                 -----------
                   TOTAL REAL ESTATE INVESTMENTS
                   (COST  $181,558,040)                                          140,403,030
                                                                                 -----------
                   SHORT-TERM INVESTMENTS -- 4.4%

                   Cash Equivalents -- 2.9%
   $154,100        BankBoston Eurodollar Time Deposit, 5.005% due
                   4/30/99(a)                                                        154,100
 $4,000,000        Prudential Securities Group Inc, Master Note, 5.075% due
                   6/14/99(a)                                                      4,000,000
                                                                                 -----------
                                                                                   4,154,100
                                                                                 -----------


              See accompanying notes to the financial statements.              3


GMO REIT Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999

    Par Value($)    Description                                                     Value($)
-----------------------------------------------------------------------------------------------

                   U.S. Government -- 0.2%
   $  300,000      U.S. Treasury Bill, 4.53%, due 4/29/99(b)                         297,734
                                                                                ------------
                   Repurchase Agreements -- 1.3%
                   Salomon Smith Barney Inc. Repurchase Agreement, dated
   $1,823,553      2/26/99, due 3/1/99, with a maturity value of $1,824,164
                   and an effective yield of 4.02%, collateralized by a U.S.
                   Treasury Obligation with a rate of 7.00%, maturity date of
                   7/15/06 and market value, including accrued interest, of
                   $1,860,024.                                                     1,823,553
                                                                                ------------
                   TOTAL SHORT-TERM INVESTMENTS
                   (Cost  $6,275,477)                                              6,275,387
                                                                                ------------
                   TOTAL INVESTMENTS -- 103.0%
                   (COST $188,667,183)                                           147,397,269

                   Other Assets and Liabilities (net) -- (3.0)%                   (4,268,208)
                                                                                ------------

                   TOTAL NET ASSETS -- 100%                                     $143,129,061
                                                                                ============

                   Notes to the Schedule of Investments:

                   * Non-income producing security.
                   (a) Represents investments of security lending collateral
                       (Note 1).

                   (b) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts.


4              See accompanying notes to the financial statements.

GMO REIT Fund
(A Series of GMO Trust)


Statement of Assets and Liabilities -- February 28, 1999
-------------------------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $188,667,183) (Note 1)                          $ 147,397,269
   Dividends and interest receivable                                                 207,030
   Receivable for expenses waived or borne by Manager (Note 2)                        27,612
   Receivable for Fund shares sold                                                        19
                                                                               -------------

        Total assets                                                             147,631,930
                                                                               -------------

Liabilities:

   Payable for investments purchased                                                 195,600
   Payable upon return of securities loaned (Note 1)                               4,154,100
   Payable to affiliate for (Note 2):
      Management fee                                                                  85,531
      Shareholder service fee                                                         15,517
   Payable for variation margin on open futures contracts (Notes 1 and 5)             12,000
   Accrued expenses                                                                   40,121
                                                                               -------------

       Total liabilities                                                           4,502,869
                                                                               -------------

Net assets                                                                     $ 143,129,061
                                                                               =============

Net assets consist of:
   Paid-in capital                                                             $ 193,440,788
   Accumulated undistributed net investment income                                 7,233,108
   Accumulated undistributed net realized loss                                   (16,260,865)
   Net unrealized depreciation                                                   (41,283,970)
                                                                               -------------
                                                                               $ 143,129,061
                                                                               =============
Net assets attributable to:
   Class III shares                                                            $ 143,129,061
                                                                               =============
Shares outstanding:
   Class III                                                                      15,679,339
                                                                               =============
Net asset value per share:
   Class III                                                                   $        9.13
                                                                               =============

              See accompanying notes to the financial statements.             5

GMO REIT Fund
(A Series of GMO Trust)


Statement of Operations -- Year Ended February 28, 1999
--------------------------------------------------------------------------------------------
Investment Income:
   Dividends (net of withholding taxes of $8,557)                               $ 11,898,294
   Interest (including securities lending income of $18,133)                         431,291
                                                                                ------------

       Total income                                                               12,329,585
                                                                                ------------

Expenses:
   Management fee (Note 2)                                                         1,748,325
   Custodian and transfer agent fees                                                  57,515
   Audit fees                                                                         37,242
   Registration fees                                                                  20,469
   Legal fees                                                                          4,266
   Trustees fees (Note 2)                                                              2,196
   Miscellaneous                                                                       2,828
   Fees waived or borne by Manager (Note 2)                                         (614,047)
                                                                                ------------
                                                                                   1,258,794
   Shareholder service fee (Note 2)
       Class III                                                                     349,665
                                                                                ------------
       Net expenses                                                                1,608,459
                                                                                ------------

          Net investment income                                                   10,721,126
                                                                                ------------

Realized and unrealized gain (loss):
   Net realized gain (loss) on:
       Investments                                                               (13,216,491)
       Closed futures contracts                                                      715,654
                                                                                ------------

          Net realized loss                                                      (12,500,837)
                                                                                ------------

   Change in net unrealized appreciation (depreciation) on:
       Investments                                                               (59,699,756)
       Open futures contracts                                                       (336,531)
                                                                                ------------

           Net unrealized loss                                                   (60,036,287)
                                                                                ------------

       Net realized and unrealized loss                                          (72,537,124)
                                                                                ------------

Net decrease in net assets resulting from operations                            $(61,815,998)
                                                                                ============

6              See accompanying notes to the financial statements.

GMO REIT Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------


                                             Year Ended                   Year Ended
                                           February 28, 1999           February 28, 1998
                                           -----------------           -----------------
Increase (decrease) in net assets:
Operations:
   Net investment income                      $ 10,721,126               $ 15,107,861
   Net realized gain (loss)                    (12,500,837)                35,767,659
   Change in net unrealized
      appreciation (depreciation)              (60,036,287)                (3,580,972)
                                              ------------               ------------
   Net increase (decrease) in net
      assets resulting from operations         (61,815,998)                47,294,548
                                              ------------               ------------

Distributions to shareholders from:
   Net investment income
       Class I                                          --                     (4,860)
       Class II                                         --                     (8,347)
       Class III                                (3,197,384)               (15,852,407)
                                              ------------               ------------
   Total distributions from net
      investment income                         (3,197,384)               (15,865,614)
                                              ------------               ------------
   In excess of net investment income
       Class I                                          --                       (223)
       Class II                                         --                       (382)
       Class III                                        --                   (726,208)
                                              ------------               ------------
   Total distributions in excess of
      net investment income                             --                   (726,813)
                                              ------------               ------------
   Net realized gains
       Class I                                          --                     (7,273)
       Class II                                         --                    (26,734)
       Class III                               (15,126,689)               (24,529,349)
                                              ------------               ------------
   Total distributions from net
      realized gains                           (15,126,689)               (24,563,356)
                                              ------------               ------------

                                               (18,324,073)               (41,155,783)
                                              ------------               ------------
   Net share transactions: (Note 4)
       Class I                                          --                    (42,863)
       Class II                                         --                   (218,750)
       Class III                              (151,505,021)               107,926,697
                                              ------------               ------------
   Increase (decrease) in net assets
      resulting from net share
      transactions                            (151,505,021)               107,665,084
                                              ------------               ------------

      Total increase (decrease) in net
      assets                                  (231,645,092)               113,803,849

Net assets:
   Beginning of period                         374,774,153                260,970,304
                                              ------------               ------------

   End of period (including
      accumulated undistributed net
      investment income of $7,233,108
      and $0, respectively)                   $143,129,061               $374,774,153
                                              ============               ============

              See accompanying notes to the financial statements.              7

GMO REIT Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class I share outstanding throughout each period)
--------------------------------------------------------------------------------



                                                                           Period from
                                                   Period from          December 31, 1996
                                                  March 1, 1997     (commencement of operations)
                                                to January 9, 1998      to February 28, 1997
                                                ------------------  ----------------------------
Net asset value, beginning of period                     $12.62                $12.58
                                                         -------               -------

Income from investment operations:
   Net investment income                                   0.47+                 0.03
   Net realized and unrealized gain                        1.57                  0.01
                                                         -------               -------

      Total from investment operations                     2.04                  0.04
                                                         -------               -------


Less distributions to shareholders:
   From net investment income                             (0.56)                   --
   In excess of net investment income                     (0.03)                   --
   From net realized gains                                (0.89)                   --
                                                         -------               -------

      Total distributions                                 (1.48)                   --
                                                         -------               -------
Net asset value, end of period                           $13.18(c)             $12.62
                                                         =======               =======

Total Return (a)                                          16.55%                 0.32%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                         --                $   41
   Net expenses to average daily net assets                0.82%*                0.82%*
   Net investment income to average daily net              3.99%*                3.17%*
      assets
   Portfolio turnover rate                                   86%                   21%
   Fees and expenses voluntarily waived or borne
      by the Manager consisted of the following          $ 0.03                   (b)
      per share amounts:

(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Fees and expenses waived or borne by the Manager were less than $0.01 per share.
(c) All Class I shares of the Fund were exchanged for Class III shares on January 9, 1998. Amount represents ending net asset value per share on January 9, 1998.
+    Computed using average shares outstanding throughout the period.
*    Annualized.


8             See accompanying notes to the financial statements.

GMO REIT Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class II share outstanding throughout the period)
--------------------------------------------------------------------------------



                                                                  Period from April 30, 1997
                                                                  (commencement of operations)
                                                                      to August 4, 1997
                                                                  ---------------------------
Net asset value, beginning of period                                           $12.31
                                                                               -------

Income from investment operations:
   Net investment income                                                         0.14+
   Net realized and unrealized gain                                              1.27
                                                                               -------

      Total from investment operations                                           1.41
                                                                               -------

Less distributions to shareholders:
   From net investment income                                                   (0.05)
   In excess of net investment income                                              -- (a)
   From net realized gains                                                      (0.15)
                                                                               -------

      Total distributions                                                       (0.20)
                                                                               -------
Net asset value, end of period                                                 $13.52(b)
                                                                               =======

Total Return (c)                                                                11.46%

Ratios/Supplemental Data:
   Net expenses to average daily net assets                                      0.76%*
   Net investment income to average daily net assets                             3.96%*
   Portfolio turnover rate                                                         86%
   Fees and expenses voluntarily waived or borne by the Manager
      consisted of the following per share amount:                             $ 0.01

(a)  The per share distribution in excess of net investment income was $0.002.
(b) All Class II shares of the Fund were exchanged for Class III shares on August 4, 1997. Amount represents ending net asset value per share on August 4, 1997.
(c) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
+    Computed using average shares outstanding throughout the period.
*    Annualized.

              See accompanying notes to the financial statements.      9

GMO REIT Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                         Year Ended February 28,
                                                -------------------------------------------
                                                  1999            1998            1997*
                                                ---------      ----------       ---------
Net asset value, beginning of period            $  12.92       $   12.62        $  10.00
                                                ---------      ----------       ---------

Income from investment operations:
   Net investment income                            0.51+           0.53            0.24
   Net realized and unrealized gain (loss)         (3.36)           1.26            2.60
                                                ---------      ----------       ---------

      Total from investment operations             (2.85)           1.79            2.84
                                                ---------      ----------       ---------

Less distributions to shareholders:
   From net investment income                      (0.19)          (0.57)          (0.17)
   In excess of net investment income                 --           (0.03)             --
   From net realized gains                         (0.75)          (0.89)          (0.05)
                                                ---------      ----------       ---------

      Total distributions                          (0.94)          (1.49)          (0.22)
                                                ---------      ----------       ---------
Net asset value, end of period                  $   9.13       $   12.92        $  12.62
                                                =========      ==========       =========

Total Return (a)                                  (23.27)%         14.29%          28.49%

Ratios/Supplemental Data:
   Net assets, end of period (000's)            $143,129       $ 374,774        $260,929
   Net expenses to average daily net                0.69%           0.69%           0.69%**
      assets
   Net investment income to average
      daily net assets                              4.60%           4.10%           4.72%**
   Portfolio turnover rate                            59%             86%             21%
   Fees and expenses voluntarily
      waived or borne by the Manager
      consisted of the following per            $   0.03       $    0.03        $   0.02
      share amounts:

(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
+    Computed using average shares outstanding throughout the period.
*    Period from May 31, 1996 (commencement of operations) to February 28, 1997.
**   Annualized.

10                 See accompanying notes to the financial statements.

GMO REIT Fund
(A Series of GMO Trust)

Notes to Financial Statements
February 28, 1999
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO REIT Fund (the "Fund"), is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks maximum total return through investment primarily in real estate investment trusts ("REITs").

     Prior to January 9, 1998, the Fund offered three classes of shares: Class I, Class II, and Class III. Class I and Class II shares ceased operations on January 9, 1998 and August 4, 1997, respectively, and all shares were exchanged for Class III shares. The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation

     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     Futures contracts

     The Fund may purchase and sell futures contracts on the domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation

GMO REIT Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 5 for all open futures contracts as of February 28, 1999.

     Repurchase agreements

     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.


     Security lending

     The Fund may lend its securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At February 28, 1999, the Fund loaned securities having a market value of $3,891,531, collateralized by cash in the amount of $4,154,100, which was invested in short-term instruments.

     Taxes

     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary.

     Distributions to shareholders

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are

GMO REIT Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     primarily due to differing treatments for redemptions in-kind. Gains resulting from such in-kind transactions amounted to $4,637,938.

     The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 28, 1999. This reclassification has no impact on net investment income, realized gain/loss and net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

         Accumulated                  Accumulated
       Undistributed Net            Undistributed Net
       Investment Income              Realized Gain            Paid-in Capital
     -----------------------    ------------------------      ------------------
          $(290,634)                  $(3,113,798)                $3,404,432

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     The Fund's investments in REIT equity securities may at times result in the Fund's receipt of cash in excess of its interest in the REIT's earnings. The excess amount cannot be determined by the Fund at the time of receipt. If the Fund distributes amounts which are subsequently determined to exceed REIT earnings, such amounts would constitute a return of capital to Fund shareholders for federal income tax purposes.

     Security transactions and related investment income

     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of return of capital is conclusively determined.

     Expenses

     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

     Purchases and redemptions of Fund shares

     The premium on cash purchases and fee on redemptions of Fund shares is .50% of the amount invested or redeemed. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. Purchase premiums are included as part of each class' "shares sold" and redemption fees are included as part of each class' "shares repurchased", respectively, as summarized in Note 4. For the year

GMO REIT Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     ended February 28, 1999, the Fund received $133,867 in purchase premiums and $750,882 in redemption fees. There is no premium for reinvested distributions or in-kind transactions.

     Investment risk
     There are certain additional risks involved in investing in REITs rather than a more diversified portfolio of investments. Since the Fund's investments are concentrated in real-estate related securities, the value of its shares can be expected to change in light of factors affecting the real estate industry, including local or regional economic conditions, changes in zoning laws, changes in real estate value and property taxes, and changes in interest rates. The value of the Fund's shares may fluctuate more widely than the value of shares of a portfolio that invests in a broader range of industries.

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .75% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

     GMO agreed to waive a portion of its fee and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed .54% of average daily net assets.

     Effective March 1, 1999, GMO's contractual management fee was reduced to .54% of average daily net assets. GMO entered into a binding agreement effective until February 29, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the year ended February 28, 1999 was $2,196. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO REIT Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 28, 1999, aggregated $135,906,715 and $272,904,843, respectively.

     At February 28, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                               Gross Unrealized       Gross Unrealized         Net Unrealized
         Aggregate Cost          Appreciation           Depreciation            Depreciation
      ---------------------  ---------------------   --------------------   ---------------------
          $189,334,386            $1,225,006             $43,162,123            $41,937,117

4.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including a class' portion of the purchase premiums and redemption fees received by the Fund, were as follows:


                                                         Period from
      Class I:                                          March 1, 1997
                                                     to January 9, 1998
                                                ------------------------------
                                                    Shares         Amount
                                                --------------- --------------
      Shares sold                                       6,339     $   84,207
      Shares issued to shareholders in
          reinvestment of distributions                   953         12,356
      Shares repurchased                              (10,576)      (139,426)
                                                =============== ==============
      Net decrease                                     (3,284)    $  (42,863)
                                                =============== ==============


                                                   Period from April 30, 1997
      Class II:                                   (commencement of operations)
                                                       to August 4, 1997
                                                  -----------------------------
                                                     Shares         Amount
                                                  -------------- --------------
      Shares sold                                      181,864    $ 2,240,225
      Shares issued to shareholders in
          reinvestment of distributions                  2,703         35,463
      Shares repurchased                              (184,567)    (2,494,438)
                                                  ============== ==============
      Net decrease                                          --     $ (218,750)
                                                  ============== ==============

GMO REIT Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Share transactions -- continued

                                                 Year Ended                    Year Ended
      Class III:                             February 28, 1999             February 28, 1998
                                       ------------------------------   --------------------------
                                          Shares          Amount         Shares         Amount
                                       -------------   --------------   -----------  -------------
      Shares sold                         2,311,420    $  26,773,478    12,232,100   $161,677,900
      Shares issued to shareholders in
          reinvestment of distributions   1,482,780       16,781,879     2,754,721     35,760,499
      Shares repurchased                (17,130,461)    (195,060,378)   (6,643,834)   (89,511,702)
                                       -------------   --------------   -----------  -------------
      Net increase (decrease)           (13,336,261)   $(151,505,021)    8,342,987   $107,926,697
                                       =============   ==============   ===========  =============


5.   Financial instruments

     A summary of outstanding futures contracts at February 28, 1999 is as follows:

     Long futures contracts

         Number of                                                              Net Unrealized
         Contracts           Type        Expiration Date    Contract Value       Depreciation
      ---------------  ----------------  ----------------  -----------------  -------------------
             8             S & P 500        March 1999         $2,471,000           $ (14,056)
                                                                               ==================

     At February 28, 1999, the Fund has sufficient cash and/or securities to cover any commitments or margin on open futures contracts.

GMO REIT Fund
(A Series of GMO Trust)

Federal Tax Information -- (Unaudited)
--------------------------------------------------------------------------------

     The Fund has elected to defer to March 1, 1999 post-October losses of $7,238,791.

     At February 28, 1999, the Fund had a capital loss carryforward available to offset future capital gains, if any, of the following amounts:

                   Year of Expiration              Amount
                   ------------------            ----------
                          2007                   $8,368,927

GMO REIT Fund
(A Series of GMO Trust)

--------------------------------------------------------------------------------

Portfolio Managers
------------------

Mr. R. Jeremy Grantham, Mr. Richard McQuaid and Mr. Robert Brokaw are primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Grantham co-founded Grantham, Mayo, Van Otterloo & Co. LLC in 1977. Mr. McQuaid has been with GMO for five years and Mr. Brokaw for eleven years.


Management Discussion and Analysis of Fund Performance
------------------------------------------------------

The Class III shares of the GMO REIT Fund returned -23.3% during the twelve months ended February 28, 1999. The Morgan Stanley REIT Index (MSRI) returned -18.0% and the S&P 500 returned 19.7% during the same period.


REIT Industry Review
--------------------

REIT performance during 1998 was the worst in over twenty years, including 1990 when property markets reacted to inflated asset values, overbuilding and a pending economic downturn. All property sectors produced negative returns, with price declines overwhelming relatively high dividend yields. Among major sectors, shopping centers, apartments, industrial, office and regional malls outperformed the benchmark, while diversified property holdings performed at the industry average. Hotels underperformed the benchmark by more than two times as investor concerns over increases in lodging construction spending and management strains at several rapidly expanding companies caused broad selling. The REIT industry delivered good cash earnings, or funds from operations, growth of over 11%. Although external growth slowed, unleveraged same property cash flow growth significantly beat inflation. Still, worried that growth was slowing and leverage was increasing, investors repriced the stocks from their prior heady net asset value premiums to discounts.

Stock Selection
---------------

The Fund completed a transition to reduce the number of stocks in the portfolio and replaced a short-term momentum model with a factor model based on more traditional stock and real estate valuation methods during the year. The factor model supplemented the cash earnings discount model and long-term momentum model that the Fund had been using. Stock selection for 90% of the portfolio relied on fundamental value models and long-term momentum measures. Manager judgment was used to select securities in up to 10% of the Fund. None of the stock selection methods used added value primarily due to mid-year overweights in larger lodging REITs and liquidity-driven market selling that affected most of the Fund's largest holdings.

Implementation
--------------

Implementation negatively affected the Fund's performance relative to the MSRI during the year. Direct expenses and cash levels were tightly controlled, but repositioning the portfolio caused abnormally high turnover and increased indirect trading costs. We trade with minimal market impact, but this often adds to timing risk. Since the portfolio rebalancing was completed, Fund turnover has been exceptionally low. When the Fund holds cash, it uses S&P 500 futures to gain temporary equity market exposure until it invests those funds. This strategy helped Fund results during the year.

GMO REIT Fund
(A Series of GMO Trust)


--------------------------------------------------------------------------------

Outlook
-------

REIT valuations are very attractive because of last year's multiple compression coupled with good prospects for cash earnings growth. REIT dividends of over 7.0% mean spreads to stocks, utilities and Treasuries are at or above historical highs and REIT stock prices imply asset values that are below private market property valuations and replacement costs. Commercial construction spending seems reasonable in most markets, diminishing the likelihood of overbuilding in 1999 and 2000. This sets the stage for equity investors to recognize the attractive valuations along with the earnings and dividend growth opportunities in the group.

The views expressed here are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC Management. They are not meant as investment advice.

           Comparison of Change in Value of a $10,000 Investment in
       GMO REIT Fund Class III Shares and the Morgan Stanley REIT Index
                            As of February 28, 1999

                   ----------------------------------------
                          Average Annual Total Return
                   ----------------------------------------
                                               Inception
                     1yr          5yr          5/31/96
                   ----------------------------------------
                     -24.0        N/A          4.1
                   ----------------------------------------

                           [LINE GRAPH APPEARS HERE]

                     GMO REIT Fund
Date                Class III Shares     Morgan Stanley REIT Index
----                ----------------     -------------------------
 1/31/96
 3/31/96
 5/31/96                9,950                    10,000
 6/30/96               10,089                    10,187
 9/30/96               10,786                    10,849
12/31/96               12,744                    13,015
 3/31/97               12,876                    13,044
 6/30/97               13,483                    13,687
 9/30/97               15,037                    15,283
12/31/97               15,210                    15,433
 3/31/98               14,939                    15,322
 6/30/98               14,113                    14,649
 9/30/98               11,817                    13,099
12/31/98               11,505                    12,824
 2/28/99               11,154                    12,275



Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on reinvested distributions. Each performance figure assumes purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of 50 bp on the purchase and 50 bp on the redemption. Transaction fees are paid to the Fund to cover trading costs. Past performance is not indicative of future performance. Information is unaudited.

GMO Short-Term Income Fund
(A Series of GMO Trust)
Annual Report
February 28, 1999

      Report of Independent Accountants


      To the Trustees of GMO Trust and the Shareholders of GMO Short-Term Income Fund (A Series of GMO Trust)


      In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Short-Term Income Fund at February 28, 1999 and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



      PricewaterhouseCoopers LLP
      Boston, Massachusetts
      April 16, 1999

GMO Short-Term Income Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
February 28, 1999


    Par Value       Description                                                     Value ($)
--------------------------------------------------------------------------------------------------
                    DEBT OBLIGATIONS -- 88.9%

                    Asset Backed Securities -- 61.1%
 $     189,957      Americredit Automobile Receivables Trust Series 96-B Class
                       A, 6.50%, due 1/12/02                                          190,640
     1,855,000      Brazos Student Loan Finance Corp Series 96-B Class A4,
                       Variable Rate, 3 mo. U.S. Treasury Bill + .50%, 5.06%,       1,846,884
                       due 12/01/02
    13,000,000      Chevy Chase Master Credit Card Trust Series 96-A,
                       Variable Rate, 1 mo. LIBOR + .15%, 5.09%, due 2/15/05       12,995,938
       136,618      Dilmun Capital Corp,
                       Variable Rate, 6 mo. LIBOR + .88%, 6.07%, due 11/15/03         136,618
     1,000,000      Dreamworks Film Trust Series 1 Class A,
                       Variable Rate, 3 mo. LIBOR + .22%, 5.25%, due 10/15/06         995,000
     9,500,000      Health Care Receivables Securitization Program 96-1 Class
                       A, 144A, 7.20%, due 7/01/00                                  9,523,750
     5,000,000      MBNA Master Credit Card Trust Series 98-I Class A,
                       Variable Rate, 1 mo. LIBOR + .26%, 5.20%, due 10/15/03       5,017,500
     2,000,000      Starvest Emerging Markets CBO-I Series 1A, Class A,
                       Variable Rate, 6 mo. LIBOR + .19%, 144A, 5.16%, due
                       7/30/11                                                      1,923,125
                                                                                  -----------
                                                                                   32,629,455
                                                                                  -----------
                    Structured Notes -- 0.9%
       500,000      Polaris Funding Company,
                       Variable Rate, 1 mo. LIBOR + .30%, 5.24%, due 1/07/05          491,172
                                                                                  -----------
                    U.S. Government -- 9.6%
     5,000,000      U.S. Treasury Inflation Indexed Note, 3.71%, due 7/15/02        5,086,869
                                                                                  -----------
                    U.S. Government Agency -- 17.3%
       326,667      Agency for International Development Floater (Support of
                       Botswana),
                       Variable Rate, 6 mo. U.S. Treasury Bill + .40%, 5.00%,
                       due 10/01/12                                                   313,600
     2,100,150      Agency for International Development Floater (Support of
                       C.A.B.E.I.),
                       Variable Rate, 6 mo. U.S. Treasury Bill + .40%, 5.00%,
                       due 10/01/12                                                 2,016,144
     2,167,327      Agency for International Development Floater (Support of
                       Honduras),
                       Variable Rate, 3 mo. U.S. Treasury Bill x 117%, 5.02%,
                       due 10/01/11                                                 2,069,797
        92,849      Agency for International Development Floater (Support of
                       Peru), Series B,
                       Variable Rate, 6 mo. U.S. Treasury Bill + .35%, 4.95%,
                       due 5/01/14                                                     88,206
     1,000,000      Federal Farm Credit Bank,
                       Variable Rate, CPI + 3.00%, 4.34%, due 2/14/02                 968,000
     3,758,673      Small Business Administration Pool #502320,
                       Variable Rate, Prime - 2.18%, 5.56%, due 8/25/18             3,779,346
                                                                                  -----------
                                                                                    9,235,093
                                                                                  -----------

                    TOTAL DEBT OBLIGATIONS (COST $47,745,485)                      47,442,589
                                                                                  -----------


               See accompanying notes to the financial statements.            1

GMO Short-Term Income Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


    Par Value       Description                                                     Value ($)
--------------------------------------------------------------------------------------------------
                    SHORT-TERM INVESTMENTS -- 10.0%

                    Commercial Paper -- 10.0%
 $   5,370,000      Baker Hughes, 4.87%, due 3/01/99                                5,370,000
                                                                                  -----------

                    TOTAL SHORT-TERM INVESTMENTS  (COST  $5,370,000)                5,370,000
                                                                                  -----------

                    TOTAL INVESTMENTS -- 98.9%
                    (Cost $53,115,485)                                             52,812,589

                    Other Assets and Liabilities (net) -- 1.1%                        574,808
                                                                                  -----------

                    TOTAL NET ASSETS -- 100%                                      $53,387,397
                                                                                  ===========


                    Notes to the Schedule of Investments:


                   Variable rates - The rates shown on variable rate notes are the current interest rates at February 28, 1999, which are subject to change based on the terms of the security.

                   144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2               See accompanying notes to the financial statements.

GMO Short-Term Income Fund
(A Series of GMO Trust)


Statement of Assets and Liabilities -- February 28, 1999
---------------------------------------------------------------------------------------------------


Assets:
   Investments, at value (cost $53,115,485) (Note 1)                                $52,812,589
   Cash                                                                               9,539,964
   Receivable for investments sold                                                      156,992
   Interest receivable                                                                  328,301
   Receivable for expenses waived or borne by Manager (Note 2)                           11,752
                                                                                    -----------

       Total assets                                                                  62,849,598
                                                                                    -----------

Liabilities:
   Payable for investments purchased                                                  9,124,024
   Payable for Fund shares repurchased                                                  300,000
   Payable to affiliate for (Note 2):
      Management fee                                                                     10,272
      Shareholder service fee                                                             6,163
   Accrued expenses                                                                      21,742
                                                                                    -----------

       Total liabilities                                                              9,462,201
                                                                                    -----------

Net assets                                                                          $53,387,397
                                                                                    ===========

Net assets consist of:
   Paid-in capital                                                                  $53,377,378
   Accumulated undistributed net investment income                                      339,138
   Accumulated net realized loss                                                        (26,223)
   Net unrealized depreciation                                                         (302,896)
                                                                                    ===========
                                                                                    $53,387,397
                                                                                    ===========

Shares outstanding                                                                    5,543,812
                                                                                    ===========

Net asset value per share                                                           $      9.63
                                                                                    ===========


               See accompanying notes to the financial statements.

GMO Short-Term Income Fund
(A Series of GMO Trust)

Statement of Operations -- Year Ended February 28, 1999
--------------------------------------------------------------------------------


Investment Income:
   Interest                                                                          $1,883,637
                                                                                     ----------

       Total income                                                                   1,883,637
                                                                                     ----------

Expenses:
   Management fee (Note 2)                                                               82,642
   Audit fees                                                                            27,272
   Custodian and transfer agent fees                                                      8,606
   Registration fees                                                                      1,838
   Legal fees                                                                               555
   Trustees fees (Note 2)                                                                   224
   Miscellaneous                                                                          2,527
   Fees waived or borne by Manager (Note 2)                                            (107,112)
                                                                                     ----------
                                                                                         16,552
   Shareholder service fee (Note 2)                                                      49,567
                                                                                     ----------
       Net expenses                                                                      66,119
                                                                                     ----------

          Net investment income                                                       1,817,518
                                                                                     ----------

Realized and unrealized loss:
   Net realized loss on investments                                                     (22,156)
                                                                                     ----------

   Change in net unrealized appreciation (depreciation) on investments                 (360,921)
                                                                                     ----------

       Net realized and unrealized loss                                                (383,077)
                                                                                     ----------

Net increase in net assets resulting from operations                                 $1,434,441
                                                                                     ==========


4              See accompanying notes to the financial statements.

GMO Short-Term Income Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                Year Ended          Year Ended
                                                               February 28,        February 28,
                                                                   1999                1998
                                                              ---------------     ---------------
Increase (decrease) in net assets:
Operations:
   Net investment income                                       $ 1,817,518         $ 2,685,861
   Net realized gain (loss)                                        (22,156)             13,827
   Change in net unrealized appreciation (depreciation)           (360,921)            110,882
                                                               ------------        ------------

   Net increase in net assets resulting from operations          1,434,441           2,810,570
                                                               ------------        ------------

Distributions to shareholders from:
   Net investment income                                        (1,788,988)         (2,703,434)
                                                               ------------        ------------

                                                                (1,788,988)         (2,703,434)
                                                               ------------        ------------
Fund share transactions: (Note 5)
   Proceeds from sale of shares                                 77,435,093          40,588,732
   Net asset value of shares issued to shareholders in
      payment of distributions declared                          1,459,945           1,868,584
   Cost of shares repurchased                                  (62,529,846)        (46,124,637)
                                                               ------------        ------------

   Net increase (decrease) in net assets resulting from
      Fund share transactions                                   16,365,192          (3,667,321)
                                                               ------------        ------------

      Total increase (decrease) in net assets                   16,010,645          (3,560,185)

Net assets:
   Beginning of period                                          37,376,752          40,936,937
                                                               ------------        ------------


   End of period (including accumulated undistributed net
      investment income of $339,138 and $310,608,
      respectively)                                            $53,387,397         $37,376,752
                                                               ============        ============


               See accompanying notes to the financial statements.             5

GMO Short-Term Income Fund
(A Series of GMO Trust)

Financial Highlights
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------


                                                       Year Ended February 28/29,
                                         --------------------------------------------------------
                                           1999        1998        1997        1996       1995
                                          -------     -------     -------     -------     ------
Net asset value, beginning of period      $ 9.81      $ 9.78      $ 9.77      $ 9.56      $9.79
                                          -------     -------     -------     -------     ------


Income from investment operations:
   Net investment income                    0.57        0.55        0.47        0.57       0.63
   Net realized and unrealized gain        (0.16)       0.03        0.06        0.20      (0.28)
      (loss)
                                          -------     -------     -------     -------     ------

      Total from investment operations      0.41        0.58        0.53        0.77       0.35
                                          -------     -------     -------     -------     ------


Less distributions to shareholders:
   From net investment income              (0.59)      (0.55)      (0.52)      (0.56)     (0.58)
                                          -------     -------     -------     -------     ------

      Total distributions                  (0.59)      (0.55)      (0.52)      (0.56)     (0.58)
                                          -------     -------     -------     -------     ------
Net asset value, end of period            $ 9.63      $ 9.81      $ 9.78      $ 9.77      $9.56
                                          =======     =======     =======     =======     ======

Total Return (a)                            4.29%       6.10%       5.62%       8.32%      3.78%

Ratios/Supplemental Data:
   Net assets, end of period (000's)     $53,387     $37,377     $40,937     $11,066     $8,193
   Net expenses to average daily net        0.20%       0.20%       0.20%       0.25%      0.25%
      assets
   Net investment income to average
      daily net assets                      5.50%       5.73%       5.88%       6.49%      5.02%
   Portfolio turnover rate                    76%         50%        287%        139%       335%
   Fees and expenses voluntarily
      waived or borne by the Manager
      consisted of the following per
      share amounts:                      $ 0.03      $ 0.03      $ 0.03      $ 0.03      $0.02


(a) The total returns would have been lower had certain expenses not been waived during the periods shown.

6              See accompanying notes to the financial statements.

GMO Short-Term Income Fund
(A Series of GMO Trust)

Notes to Financial Statements
February 28, 1999
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO Short Term Income Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares.

     The Fund seeks current income to the extent consistent with the preservation of capital and liquidity through investment in a portfolio of high quality short-term instruments.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     Some fixed income securities and options thereon are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change any pricing source at any time. The Manager is kept informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has the power to override any price supplied by a source (by taking a price supplied by another source) because the Manager has other reasons to suspect that a price supplied may not be reliable.

     Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

     Certain investments in securities held by the Fund were valued on the basis of a price provided by a principal market maker. The prices provided by principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. At February 28, 1999 the total value of these securities represented 11% of net assets.

GMO Short-Term Income Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Included in this total are U.S. Government backed securities and highly rated collateralized debt obligations that represent 10% of net assets at February 28, 1999.

     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults, the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     Indexed securities
     The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

     Security lending
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At February 28, 1999, the Fund had no securities on loan.

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of

GMO Short-Term Income Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts and amortization of premiums. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon the inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income.

     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .25% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of the Fund at the annual rate of .15%.

     GMO has agreed to waive a portion of its fee and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed .05% of average daily net assets.

     Effective March 1, 1999, the management fee earned by GMO was reduced to .05% of average daily net assets. GMO entered into a binding agreement effective until February 29, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fees.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the year ended February 28, 1999 was $224. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO Short-Term Income Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

3.   Purchases and sales of securities

     For the year ended February 28, 1999, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                          Purchases                 Sales
                                                     ---------------------   ---------------------
    U.S. Government securities                     $       9,259,827       $       7,803,479
    Investments (non-U.S. Government securities)          31,536,174              15,461,358

     At February 28, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                                Gross Unrealized        Gross Unrealized        Net Unrealized
         Aggregate Cost           Appreciation            Depreciation           Depreciation
     ------------------------ ----------------------  ---------------------- ----------------------
          $ 53,115,485               $ 5,340                $ 308,236              $ 302,896

4.   Principal shareholder

     At February 28, 1999, 77.2% of the outstanding shares of the Fund were held by one shareholder.

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                      Year Ended             Year Ended
                                                  February 28, 1999      February 28, 1998
                                                  -------------------    -------------------
      Shares sold                                       8,045,249              4,145,609
      Shares issued to shareholders in
      reinvestment of distributions                       150,962                192,315
      Shares repurchased                               (6,463,182)            (4,714,947)
                                                  -------------------    -------------------
      Net increase (decrease)                           1,733,029               (377,023)

      Fund shares:
         Beginning of period                            3,810,783              4,187,806
                                                  -------------------    -------------------
         End of period                                  5,543,812              3,810,783
                                                  ===================    ===================

GMO Short-Term Income Fund
(A Series of GMO Trust)

Federal Income Tax Information -- (Unaudited)
--------------------------------------------------------------------------------

     At February 28, 1999 the Fund had capital loss carryforwards available to offset future capital gains, if any, of the following amounts:

                 Year of Expiration                     Amount
                 ------------------                     ------

                       2002                            $ 4,067

                       2007                           $ 22,157

GMO Short-Term Income Fund
(A Series of GMO Trust)


--------------------------------------------------------------------------------


Portfolio Managers
------------------

Mr. Thomas F. Cooper and Mr. William L. Nemerever are primarily responsible for the day-to-day management of the Fund's portfolio. Each of these individuals has been a portfolio manager with Grantham, Mayo, Van Otterloo & Co. LLC since 1993.


Management Discussion and Analysis of Fund Performance
------------------------------------------------------

The GMO Short-Term Income Fund returned 4.3% for the fiscal year ended February 28, 1999, as compared with 4.9% for the Salomon Smith Barney 3-Month Treasury Bill Index. Consistent with the Fund's investment objectives and policies, the Fund was substantially invested in high-quality, fixed income instruments throughout the period.

Short-term interest rates continued to decline in the U.S., helping Fund performance. This was more than offset, however, by the widening in spreads on the portfolio's less liquid, but highly rated asset-backed securities and higher yielding government agency issues. Although spreads widened on these issues in response to the panic-driven flight to liquidity which followed the collapse of Long-Term Capital Management, GMO expects the portfolio to recoup these losses either because spreads narrow or through the higher yields offered on these high quality instruments.

At the fiscal year end approximately 61% of the Fund was invested in highly-rated, floating rate, asset-backed securities, 22% in U.S. Treasury notes and cash, and 17% in U.S. Government-backed bonds. The asset-backed issues included issues backed by auto, truck, credit card and health care receivables. The additional yield provided by these holdings plus the capital gains due to its longer-than-benchmark maturity accounted for the Fund's performance.

The views expressed here are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC Management. They are not meant as investment advice.

           Comparison of Change in Value of a $10,000 Investment in
             GMO Short-Term Income Fund Class III Shares and the
                   Salomon Smith Barney 3 Month T-Bill Index
                            As of February 28, 1999


                       --------------------------------
                          Average Annual Total Return
                       --------------------------------
                                               Since
                                             Inception
                        1 Year    5 Year      4/18/90
             Class     --------------------------------
              III        4.3%      5.6%         6.1%
                       --------------------------------



                           [LINE GRAPH APPEARS HERE]

                                                      Salomon Smith Barney 3
     Date         GMO Short-Term Income Fund             Month T-Bill Index
     ----         --------------------------          ----------------------
    1/31/90
    4/18/90                 10,000                             10,000
    6/30/90                 10,164                             10,160
    9/30/90                 10,366                             10,357
   12/31/90                 10,570                             10,545
    3/31/91                 10,753                             10,712
    6/30/91                 10,901                             10,866
    9/30/91                 11,052                             11,018
   12/31/91                 11,439                             11,152
    3/31/92                 11,412                             11,264
    6/30/92                 11,719                             11,372
    9/30/92                 12,098                             11,467
   12/31/92                 12,101                             11,556
    3/31/93                 12,422                             11,643
    6/30/93                 12,546                             11,730
    9/30/93                 12,685                             11,821
   12/31/93                 12,785                             11,912
    3/31/94                 12,850                             12,006
    6/30/94                 12,877                             12,123
    9/30/94                 12,984                             12,258
   12/31/94                 12,990                             12,418
    3/31/95                 13,379                             12,592
    6/30/95                 13,733                             12,775
    9/30/95                 13,978                             12,955
   12/31/95                 14,285                             13,132
    3/31/96                 14,417                             13,301
    6/30/96                 14,567                             13,470
    9/30/96                 14,812                             13,645
   12/31/96                 15,056                             13,822
    3/31/97                 15,243                             13,997
    6/30/97                 15,495                             14,178
    9/30/97                 15,748                             14,361
   12/31/97                 15,976                             14,548
    3/31/98                 16,206                             14,735
    6/30/98                 16,403                             14,922
    9/30/98                 16,667                             15,107
   12/31/98                 16,692                             15,280
    2/28/99                 16,832                             15,390

Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on reinvested distributions. Each performance figure assumes purchase at the beginning and redemption at the end of the stated period. The Fund operated as a money market fund from April 18, 1990 to June 30, 1991. Subsequently, the Fund became a short-term income fund. Past performance is not indicative of future performance. Information is unaudited.

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Annual Report
February 28, 1999

      Report of Independent Accountants

      To the Trustees of GMO Trust and the Shareholders of GMO Small Cap Growth Fund (A Series of GMO Trust)



      In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Small Cap Growth Fund at February 28, 1999 and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



      PricewaterhouseCoopers LLP
      Boston, Massachusetts
      April 12, 1999

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
February 28, 1999


     Shares        Description                                                     Value ($)
--------------------------------------------------------------------------------------------------
                   Common Stocks -- 93.8%

                   Advertising -- 0.5%
        6,400      Snyder Communications Inc *                                         219,200
        6,500      TMP Worldwide Inc *                                                 365,625
                                                                                --------------
                                                                                       584,825
                                                                                --------------
                   Aerospace -- 0.3%
       10,100      BE Aerospace Inc *                                                  148,975
        7,100      Orbital Sciences Corp *                                             196,138
                                                                                --------------
                                                                                       345,113
                                                                                --------------
                   Automotive -- 0.9%
        1,400      Hayes Lemmerz International Inc *                                    36,400
       29,300      Meritor Automotive Inc                                              465,138
        8,300      Monaco Coach Corp *                                                 258,338
        4,200      National R.V. Holdings Inc *                                         92,663
       25,400      United Automotive Group Inc *                                       187,325
       10,700      Wabash National Corp                                                131,744
                                                                                --------------
                                                                                     1,171,608
                                                                                --------------
                   Banking and Financial Services -- 4.6%
       23,300      Americredit *                                                       259,213
        4,600      Bank United Corp                                                    181,700
       11,000      Carolina First Corp                                                 226,875
        5,940      Commerce Bancorp Inc                                                264,330
       29,100      Credit Acceptance Corp *                                            174,600
       14,700      Dime Community Bancshares                                           324,319
       10,600      Doral Financial Corp                                                200,738
        9,500      Downey Financial Corp                                               192,969
       11,600      Eaton Vance Corp                                                    228,375
        6,800      Everen Capital Corp                                                 146,200
       11,900      Federated Investors Inc                                             228,331
       18,700      First Bancorp Puerto Rico                                           468,669
        7,100      First Federal Financial Corp *                                      120,256
        2,300      Fund American Enterprises Holdings                                  302,450
        8,083      Metris Companies Inc                                                347,569
       10,100      National Bancorp of Alaska Inc                                      295,425
       14,800      National Commerce Bancorp                                           307,100
        8,450      Queens County Bancorp Inc                                           245,578
        5,800      Raymond James Financial Corp                                        105,850

              See accompanying notes to the financial statements.             1

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


     Shares        Description                                                     Value ($)
--------------------------------------------------------------------------------------------------
                   Banking and Financial Services -- continued
        5,000      Resource Bancshares Mortgage Group Inc                               70,000
        3,700      Roslyn Bancorp Inc                                                   60,356
       11,200      Ryland Group Inc                                                    285,600
       10,000      SEI Investments Co                                                  989,999
                                                                                --------------
                                                                                     6,026,502
                                                                                --------------

                   Chemicals -- 0.4%
       32,900      NL Industries Inc                                                   318,719
       17,700      Wellman Inc                                                         164,831
                                                                                --------------
                                                                                       483,550
                                                                                --------------

                   Communications -- 0.8%
       13,900      NTL Inc *                                                         1,079,855
                                                                                --------------

                   Computer and Office Equipment -- 4.1%
        2,800      Apex PC Solutions Inc *                                              68,600
        3,800      CDW Computer Centers Inc *                                          264,575
        9,000      Comverse Technology Inc *                                           645,749
        9,450      Concord EFS Inc *                                                   301,809
       36,500      Iomega Corp *                                                       221,281
       31,800      Micron Electronics Inc *                                            457,125
       13,400      Neomagic Corp *                                                     145,725
       35,000      Rational Software Corp *                                          1,039,062
        4,100      SCM Microsystems Inc *                                              340,300
       14,800      SMART Modular Technologies Inc *                                    237,725
       33,400      Sterling Software Inc *                                             851,699
        4,700      Symbol Technologies Inc                                             249,100
       15,200      Xircom Inc *                                                        516,799
                                                                                --------------
                                                                                     5,339,549
                                                                                --------------

                   Construction -- 2.5%
       11,100      Centex Corp                                                         408,619
       16,100      Granite Construction Inc                                            395,456
       22,400      Horton (DR) Inc                                                     357,000
        8,700      Insituform Technologies Inc, Class A *                              129,413
       48,500      Johns Manville Corp                                                 851,780
       20,000      Kaufman & Broad Home Corp                                           450,000
        2,400      NVR Inc *                                                           103,200
       16,300      Pulte Corp                                                          392,219


2             See accompanying notes to the financial statements.

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


     Shares        Description                                                     Value ($)
--------------------------------------------------------------------------------------------------
                   Construction -- continued
       11,000      Standard Pacific Corp                                               136,125
                                                                                --------------
                                                                                     3,223,812
                                                                                --------------
                   Consumer Goods -- 2.9%
        5,100      Chattem Inc *                                                       153,638
       18,500      CHS Electronics Inc *                                               129,500
       10,900      Columbia Sportswear Co *                                            130,800
       10,500      Fossil Inc *                                                        330,750
        8,900      Furniture Brands International Inc *                                190,238
       22,250      HA-LO Industries Inc *                                              237,797
        7,650      Insight Enterprises Inc *                                           177,863
       23,400      Knoll Inc *                                                         447,525
       19,100      La-Z-Boy Chair Co                                                   355,738
       27,800      O'Sullivan Industries Holdings Inc *                                291,900
        6,600      Osh Kosh B Gosh, Class A                                            125,400
        7,900      Patterson Dental Company *                                          319,950
        6,300      Pinnacle Systems Inc *                                              225,619
       12,400      Quiksilver Inc *                                                    420,825
        3,800      Scholastic Corp *                                                   187,150
        3,300      Standard Register Co                                                 95,494
                                                                                --------------
                                                                                     3,820,187
                                                                                --------------
                   Electronic Equipment -- 3.8%
       15,200      Adaptec Inc *                                                       303,050
       13,800      Antec Corp *                                                        384,675
        6,800      Applied Micro Circuits Corp *                                       266,900
       12,000      Atmel Corp *                                                        206,250
       21,800      Cypress Semiconductor Corp *                                        208,463
        5,600      EchoStar Communications Corp *                                      274,400
       14,400      Genlyte Group Inc *                                                 260,551
       11,100      GeoTel Communications Corp *                                        477,993
        4,600      Hutchinson Technology Inc *                                         143,175
        3,400      Inter-Tel Inc                                                        59,925
        1,600      Intervoice Inc *                                                     17,400
       19,200      Komag Inc *                                                         134,400
        9,600      Level One Communications Inc *                                      321,600
       10,100      Maxwell Technologies Inc *                                          259,444

              See accompanying notes to the financial statements.             3

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


     Shares        Description                                                     Value ($)
--------------------------------------------------------------------------------------------------
                   Electronic Equipment -- continued
       22,100      Picturetel Corp *                                                   180,599
        5,000      PMC-Sierra Inc *                                                    354,375
        6,900      Polycom Inc *                                                       139,725
        5,600      QLogic Corp *                                                       325,500
        8,300      Read Rite Corp *                                                     70,550
        5,950      SLI Inc *                                                           133,131
       22,700      Valence Technology Inc *                                            167,413
       10,600      Xylan Corp *                                                        280,900
                                                                                --------------
                                                                                     4,970,419
                                                                                --------------
                   Food and Beverage -- 2.8%
        6,700      Agribrands International Inc *                                      207,700
        7,200      Coors (Adolph) Co, Class B                                          428,850
        5,700      Darden Restaurants Inc                                              125,400
       17,700      Earthgrains Co                                                      434,756
       19,800      Pilgrims Pride Corp                                                 377,438
       16,400      Ralcorp Holdings Inc *                                              292,125
       22,700      Ryan's Family Steak Houses Inc *                                    258,213
          200      Seaboard Corp                                                        73,000
       20,070      Tootsie Roll Industries Inc                                         923,219
        9,900      U.S. Foodservice *                                                  459,731
        5,400      Whitman Corp                                                        102,600
                                                                                --------------
                                                                                     3,683,032
                                                                                --------------
                   Health Care -- 5.7%
        5,700      Alternative Living Services Inc *                                   116,850
        8,500      Bindley Western Industries Inc                                      223,656
       10,100      Carematrix Corp *                                                   222,200
       10,600      Express Scripts Inc, Class A *                                      684,362
       13,000      Haemonetics Corp *                                                  216,938
       11,000      Hanger Orthopedic Group Inc *                                       167,063
       15,200      Idexx Laboratories Inc *                                            340,100
       11,400      Lincare Holdings Inc *                                              406,125
       20,400      Medimmune Inc *                                                   1,121,999
        9,500      Medquist Inc *                                                      324,781
        3,800      MiniMed Inc *                                                       323,950
        4,500      Ocular Sciences Inc *                                               110,250
        6,400      Pediatrix Medical Group Inc *                                       197,600

4             See accompanying notes to the financial statements.

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


     Shares        Description                                                     Value ($)
--------------------------------------------------------------------------------------------------
                   Health Care -- continued
        3,700      Perclose Inc *                                                      156,325
       16,300      Renal Care Group Inc *                                              322,944
        6,100      ResMed Inc *                                                        189,100
       15,900      Safeskin Corp *                                                     369,675
        4,800      Sunrise Assisted Living Inc *                                       185,400
       22,500      Sunrise Technologies International Inc *                            241,875
       19,300      Theragenics Corp *                                                  131,481
       21,925      Total Renal Care Holdings *                                         194,584
       17,700      Visx Inc *                                                        1,092,974
                                                                                --------------
                                                                                     7,340,232
                                                                                --------------
                   Insurance -- 2.8%
        3,500      Alleghany Corp *                                                    633,499
       15,400      Century Business Services Inc *                                     179,988
        3,700      Commerce Group Inc                                                   98,975
       16,220      Fidelity National Financial Inc                                     324,400
       38,100      First American Financial Corp                                       892,968
        5,100      FPIC Insurance Group Inc *                                          221,213
        8,500      Landamerica Financial Group                                         305,469
       22,000      Oxford Health Plans Inc *                                           416,625
        2,800      Reinsurance Group of America Inc                                    180,425
       10,600      Trigon Healthcare Inc *                                             371,663
                                                                                --------------
                                                                                     3,625,225
                                                                                --------------
                   Machinery -- 2.8%
       19,100      Astec Industries *                                                  525,249
       12,350      Dycom Industries Inc *                                              490,140
        3,500      Federal Mogul Corp                                                  172,156
        6,000      Gleason Corp                                                         98,625
        9,050      Graco Inc                                                           196,838
       28,800      JLG Industries Inc                                                  405,000
       31,100      Mohawk Industries Inc *                                           1,010,749
        5,100      SPS Technologies Inc *                                              210,375
          800      Tecumseh Products Co                                                 39,400
        7,900      Terex Corp *                                                        202,438
        9,900      Tractor Supply Company *                                            273,488
                                                                                --------------
                                                                                     3,624,458
                                                                                --------------

              See accompanying notes to the financial statements.              5

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


     Shares        Description                                                     Value ($)
--------------------------------------------------------------------------------------------------
                   Manufacturing -- 3.1%
        8,600      Ball Corp                                                           360,125
       15,800      Blyth Industries Inc *                                              426,600
       18,700      Champion Enterprises Inc *                                          368,156
       13,200      General Cable Corp                                                  248,325
       11,700      Gentex Corp *                                                       253,744
        1,725      Manitowoc Co Inc                                                     63,609
        9,300      Mine Safety Appliances                                              602,174
        7,500      NCI Building Systems Inc *                                          172,500
       24,600      Owens Corning                                                       782,587
        5,000      Sequa Corp, Class A *                                               235,313
        8,800      Tower Automotive Inc *                                              163,900
        7,100      Tredegar Industries                                                 181,494
       11,000      Zapata Corp *                                                       105,875
                                                                                --------------
                                                                                     3,964,402
                                                                                --------------
                   Metals and Mining -- 0.8%
       10,700      Reliance Steel and Aluminum Co                                      273,519
       18,300      Stillwater Mining Co *                                              419,756
      539,800      Sunshine Mining & Refining Co *                                     337,375
                                                                                --------------
                                                                                     1,030,650
                                                                                --------------
                   Oil and Gas -- 0.3%
       13,000      AGL Resources Inc                                                   247,813
        5,300      Cal Dive International Inc *                                         76,188
       13,300      National-Oilwell Inc *                                              118,038
                                                                                --------------
                                                                                       442,039
                                                                                --------------
                   Paper and Allied Products -- 0.9%
       10,900      Mail-Well Inc *                                                     153,963
        7,600      Media General Inc, Class A                                          380,000
       18,800      Playtex Products Inc *                                              265,550
       16,900      United Stationers Inc *                                             309,481
                                                                                --------------
                                                                                     1,108,994
                                                                                --------------
                   Pharmaceuticals -- 4.2%
        8,300      Agouron Pharmaceuticals Inc *                                       473,618
        9,400      Alpharma Inc                                                        356,025
        5,100      Amerisource Health Corp *                                           380,588
        3,900      Barr Laboratories Inc *                                             144,300

6             See accompanying notes to the financial statements.

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments (continued)
(showing percentage of total net assets)
February 28, 1999


     Shares        Description                                                     Value ($)
--------------------------------------------------------------------------------------------------
                   Pharmaceuticals -- continued
        6,500      Biomatrix Inc *                                                     451,750
       13,900      Fuisz Technologies Ltd *                                            100,775
       21,900      Gensia Sicor Inc *                                                  101,288
        3,100      IDEC Pharmaceuticals Corp *                                         134,269
       24,600      Immune Response Corp *                                              206,025
       47,900      Ivax Corp *                                                         706,524
       18,300      Liposome Company Inc *                                              250,481
       18,350      Medicis Pharmaceutical Corp, Class A *                              692,712
       21,100      NBTY Inc *                                                          126,600
       10,500      Nexstar Pharmaceuticals Inc *                                       145,031
        9,200      Protein Design Labs Inc *                                           151,800
       20,900      Roberts Pharmaceutical Corp *                                       472,863
       18,200      SEQUUS Pharmaceuticals Inc *                                        371,963
        6,100      Serologicals Corp *                                                 109,038
       12,900      Twinlab Corp *                                                      110,054
                                                                                --------------
                                                                                     5,485,704
                                                                                --------------
                   Primary Materials -- 0.5%
        7,300      A. Schulman Inc                                                     120,450
        9,200      Centex Construction Products Inc                                    328,325
        5,950      Elcor Corp                                                          187,425
                                                                                --------------
                                                                                       636,200
                                                                                --------------
                   Primary Processing -- 0.3%
       31,700      Armco Inc *                                                         158,500
       14,400      RTI International Metals Inc *                                      153,000
        2,750      Superior Telecom Inc                                                 77,859
                                                                                --------------
                                                                                       389,359
                                                                                --------------
                   Printing and Publishing -- 2.0%
        6,200      Big Flower Holdings Inc *                                           149,575
        7,400      Consolidated Graphics Inc *                                         449,550
       10,400      Harte Hanks Communications                                          269,100
       12,100      Hollinger International Inc                                         149,738
        5,500      Houghton Mifflin Co                                                 236,500
       11,800      John Wiley and Sons Inc, Class A                                    525,837
       10,200      McClatchy Newspapers Inc                                            326,400
       12,800      Merrill Corp                                                        214,400

              See accompanying notes to the financial statements.              7

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments (continued)
(showing percentage of total net assets)
February 28, 1999


     Sjares        Description                                                     Value ($)
--------------------------------------------------------------------------------------------------
                   Printing and Publishing -- continued
       12,300      World Color Press Inc *                                             305,194
                                                                                --------------
                                                                                     2,626,294
                                                                                --------------
                   Real Estate -- 0.7%
       13,500      Brandywine Realty Trust                                             221,906
       22,700      Lennar Corp                                                         526,355
        7,900      Trammell Crow Co *                                                  122,450
                                                                                --------------
                                                                                       870,711
                                                                                --------------
                   Retail Trade -- 8.6%
        6,625      99 Cents Only Stores *                                              313,445
        8,100      Abercrombie & Fitch Co *                                            615,599
        7,400      Action Performance Cos Inc *                                        265,475
       14,050      American Eagle Outfitters *                                         966,815
       17,500      AnnTaylor Stores Corp *                                             661,718
        5,200      BJs Wholesale Club Inc *                                            226,525
       22,900      Brinker International Inc *                                         662,668
        6,250      Buckle Inc *                                                        152,734
        8,580      Burlington Coat Factory Warehouse                                   110,468
       36,200      Charming Shoppes Inc *                                              122,175
        8,300      Children's Place Retail Stores Inc *                                238,625
        5,000      CKE Restaurants Inc                                                 132,813
        5,125      Dollar Tree Stores Inc *                                            205,000
       11,600      Fingerhut Cos Inc *                                                 284,925
        6,400      Foodmaker Inc *                                                     147,200
      231,400      Hanover Direct Inc *                                                723,124
       19,400      Just For Feet Inc *                                                 198,245
       17,300      Linens N Things Inc *                                               622,799
       10,600      Longs Drug Stores Corp                                              383,588
        7,200      Michaels Stores Inc *                                               123,300
        8,700      Micro Warehouse Inc *                                               171,825
       11,400      Microage Inc *                                                       96,544
       22,000      Musicland Stores Corp *                                             259,875
        6,600      O'Reilly Automotive Inc *                                           289,988
       10,200      Outback Steakhouse Inc *                                            447,525
       10,800      Pacific Sunwear of California *                                     307,800
       43,100      Petsmart Inc *                                                      339,413
        6,600      Ruby Tuesday Inc                                                    122,925

8             See accompanying notes to the financial statements.

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (continued)
(showing percentage of total net assets)
February 28, 1999


     Shares        Description                                                     Value ($)
--------------------------------------------------------------------------------------------------
                   Retail Trade -- continued
       14,400      Talbots Inc                                                         348,300
       14,200      Transportation World Entertainment Corp *                           196,138
       94,000      Valhi Inc                                                         1,080,999
        7,500      Williams-Sonoma Inc *                                               256,406
        3,500      Zale Corp *                                                         115,938
                                                                                --------------
                                                                                    11,190,917
                                                                                --------------
                   Services -- 8.8%
        5,200      Abacus Direct Corp *                                                352,300
       30,200      Acnielson Corp *                                                    785,199
       10,900      Advo Inc *                                                          218,000
       15,300      Amerco *                                                            340,425
        9,200      Avis Rental Car Inc *                                               211,025
        8,300      Bally Total Fitness Holdings Corp *                                 186,750
        4,300      Borg-Warner Security Corp *                                          78,206
       25,100      Buffets Inc *                                                       252,569
        8,000      Building One Services Corp *                                        132,000
        3,750      Central Parking Corp                                                127,969
        9,300      Devry Inc *                                                         233,663
       34,700      Electro Rental Corp *                                               351,338
       29,900      Extended Stay America Inc *                                         261,625
        4,100      G And K Services Inc                                                204,488
       28,900      Handleman Co *                                                      373,894
       10,000      Hollywood Entertainment Corp *                                      274,375
       14,600      Icos Corp *                                                         357,700
        7,700      Iron Mountain Inc *                                                 235,813
        9,500      Labor Ready Inc *                                                   267,781
        6,500      Meta Group Inc *                                                    145,438
       11,900      Metamor Worldwide Inc *                                             224,613
       23,800      Metromedia International Group Inc *                                138,338
        9,500      Metzler Group Inc *                                                 403,750
        9,100      Midas Inc                                                           287,788
        5,300      NCO Group Inc *                                                     165,625
       10,245      Nova Corp Georgia *                                                 256,125
       18,000      Personnel Group of America Inc *                                    237,375
        8,500      Profit Recovery Group International Inc *                           280,500
       24,700      Protection One Inc *                                                200,688

              See accompanying notes to the financial statements.              9

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (continued)
(showing percentage of total net assets)
February 28, 1999


     Shares        Description                                                     Value ($)
--------------------------------------------------------------------------------------------------
                   Services -- continued
        5,300      Rental Service Corp *                                               117,925
        6,600      Rental Way Inc *                                                    149,325
        7,900      Res-Care Inc *                                                      187,625
       10,700      Romac International Inc *                                           128,400
       13,200      Safety-Kleen Corp *                                                 183,975
        4,500      SFX Entertainment Inc *                                             275,063
        3,700      Speedway Motorsports Inc *                                          132,044
       10,000      Staffmark Inc *                                                     133,750
        9,000      Sylvan Learning Systems Inc *                                       299,250
       17,400      United International Holdings Inc *                                 800,399
        9,300      United Rentals Inc *                                                299,344
        9,200      United Video Satellite Group Inc *                                  265,075
        7,900      Veterinary Centers of America Inc *                                 118,500
       20,100      Whittman-Hart Inc *                                                 629,380
        2,900      XTRA Corp                                                           115,638
                                                                                --------------
                                                                                    11,421,053
                                                                                --------------

                   Technology -- 18.1%
       38,100      Acclaim Entertainment Inc *                                         297,656
        2,000      Activision Inc *                                                     21,750
       22,000      Acxiom Corp *                                                       526,624
        3,700      Advantage Learning Systems Inc *                                    278,425
       11,800      Affiliated Computer Services Inc *                                  545,749
       17,000      American Management Systems Inc *                                   567,374
        9,800      Analysts International Corp                                         139,650
        6,700      Aspect Development Inc *                                            204,350
        6,700      Avanti Corporation *                                                115,575
        9,000      Beckman Coulter Inc                                                 434,813
        7,300      Bisys Group Inc *                                                   389,638
       12,000      Boole and Babbage Inc *                                             322,500
        6,500      Checkfree Holdings Corp *                                           222,625
       14,900      Ciber Inc *                                                         374,363
        4,600      Citrix Systems Inc *                                                354,775
       10,600      Clarify Inc *                                                       287,525
       10,100      CMG Information Services Inc *                                    1,238,512
        2,400      CNET Inc *                                                          275,100
       11,300      Complete Business Solutions Inc *                                   319,225

10             See accompanying notes to the financial statements.

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments (continued)
(showing percentage of total net assets)
February 28, 1999


     Shares        Description                                                     Value ($)
--------------------------------------------------------------------------------------------------
                   Technology -- continued
       11,200      Computer Horizons Corp *                                            167,300
        8,300      Computer Task Group Inc                                             168,075
       15,100      CSG Systems International Inc *                                   1,075,874
       12,000      Dendrite International Inc *                                        337,500
        4,254      DST Systems Inc *                                                   230,780
        9,500      EG & G Inc                                                          251,750
       16,200      Electronics For Imaging Inc *                                       565,987
        6,700      Excite Inc *                                                        686,749
       15,100      FileNet Corp *                                                      121,273
       16,400      Fore Systems Inc *                                                  237,800
       12,400      HNC Software Inc *                                                  333,250
        8,600      Hyperion Solutions Corp *                                           122,013
        5,800      IMR Global Corp *                                                   105,125
       84,500      Informix Corp *                                                     739,374
        4,300      Inso Corporation *                                                   29,966
        4,300      International Network Services *                                    219,838
        7,500      International Telecomm Data Systems Inc *                           103,125
       10,300      Jack Henry and Associates Inc                                       370,800
        5,400      Lason Inc *                                                         292,613
       12,000      Learning Company Inc *                                              348,750
       13,700      Legato Systems Inc *                                                674,724
       27,300      Macromedia Inc *                                                    834,355
       17,400      Mastech Corp *                                                      433,913
        6,300      Mercury Interactive Corp *                                          408,319
       10,500      Metro Informaton Services Inc *                                     233,625
        9,600      Mettler-Toledo International Inc *                                  245,400
       11,200      National Computer System Inc                                        358,751
        2,100      Network Solutions Inc *                                             381,150
        6,200      New Era of Networks Inc *                                           386,725
        8,600      Peregrine Systems Inc *                                             220,375
        4,700      Pixar Inc *                                                         193,288
       15,000      Platinum Technology Inc *                                           198,750
       12,000      Policy Management System Corp *                                     438,750
        6,000      Probusiness Services Inc *                                          199,500
       10,400      Progress Software Corp *                                            319,800
        3,300      Realnetworks Inc *                                                  231,413

              See accompanying notes to the financial statements.             11

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments (continued)
(showing percentage of total net assets)
February 28, 1999


     Shares        Description                                                     Value ($)
--------------------------------------------------------------------------------------------------
                   Technology -- continued
        6,500      Sapient Corp *                                                      434,688
       11,300      Siebel Systems Inc *                                                497,199
        5,350      SPR Inc *                                                            80,250
       15,300      Sybase Inc *                                                        124,313
       10,600      Sykes Enterprises Inc *                                             302,100
        5,900      Synopsys Inc *                                                      272,875
        7,800      Transaction Systems Archit, Class A *                               306,638
        6,300      Uniphase Corp *                                                     555,187
       13,600      USWeb Corp *                                                        458,150
       10,300      Veritas Software Corp *                                             731,299
        6,800      Waters Corp *                                                       632,824
                                                                                --------------
                                                                                    23,578,532
                                                                                --------------

                   Telecommunications -- 4.8%
       14,300      Adelphia Communications Corp, Class A *                             806,162
       21,000      Brightpoint Inc *                                                   312,375
       24,400      Centennial Cellular Corp, Class A *                                 841,799
       20,600      Century Communications Corp *                                       714,562
       26,200      Commnet Cellular Inc *                                              402,825
        6,700      Commonwealth Telephone Enterprises Inc *                            216,913
       17,400      Comsat Corp                                                         508,949
       13,600      Jones Intercable Inc *                                              555,049
        9,200      Jones Intercable Inc, Class A *                                     372,600
       30,100      Paging Network Inc *                                                120,400
       16,300      Skytel Communications Inc *                                         293,400
       12,900      Transaction Network Services Inc *                                  253,163
       20,200      Vanguard Cellular Systems Inc *                                     563,074
        9,500      Winstar Communications Inc *                                        299,250
        4,800      World Access Inc *                                                   37,800
                                                                                --------------
                                                                                     6,298,321
                                                                                --------------

                   Textiles -- 1.0%
        7,200      Pillowtex Corp                                                      174,600
       32,800      Shaw Industries Inc                                                 719,549
       15,300      Westpoint Stevens Inc *                                             390,150
                                                                                --------------
                                                                                     1,284,299
                                                                                --------------

12             See accompanying notes to the financial statements.

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


     Shares/
  Par Value ($)    Description                                                     Value ($)
--------------------------------------------------------------------------------------------------
                   Transportation -- 3.3%
        4,800      Alaska Airline Group Inc *                                          243,300
        7,800      American West Holdings Corp, Class B *                              132,600
        8,550      Atlas Air Inc *                                                     257,569
        3,800      Avondale Industries Inc *                                           117,325
        7,100      Coach USA Inc *                                                     166,850
       25,900      Comair Holdings Inc                                                 974,487
       14,100      Fritz Companies Inc *                                               104,869
        2,400      Greyhound Lines Inc *                                                15,300
        6,400      Hunt (JB) Transportation Services Inc                               150,400
        4,900      Landstar System Inc *                                               184,822
        3,500      M.S. Carriers Inc *                                                  94,500
       13,600      Mesaba Holdings Inc *                                               207,400
        4,200      Midwest Express Holdings Inc *                                      112,875
       12,900      MotivePower Industries Inc *                                        355,556
        6,500      Navistar International Corp *                                       279,500
       13,300      Skywest Inc                                                         418,119
        3,900      Travel Services Inc *                                                59,475
        7,225      Varlen Corp                                                         151,725
       12,900      Westinghouse Air Brake Co                                           255,581
                                                                                --------------
                                                                                     4,282,253
                                                                                --------------

                   Utilities -- 1.5%
       32,200      El Paso Electric Co *                                               231,438
        2,700      Empire District Electric Co                                          62,606
       14,000      Illinova Corp                                                       332,500
       13,200      MDU Resources Group Inc                                             310,200
       47,200      Northeast Utilities *                                               705,049
        2,400      Orange and Rockland Utilities Inc                                   134,700
        5,000      Southwest Natural Gas Corp                                          143,750
        2,400      TNP Enterprises Inc                                                  70,200
                                                                                --------------
                                                                                     1,990,443
                                                                                --------------

                   Total Common Stocks  (Cost  $117,066,024)                       121,918,538
                                                                                --------------
                   Short-Term Investments -- 16.1%

                   Cash Equivalents -- 9.9%
    $1,889,274     BankBoston Eurodollar Time Deposit, 5.005% due 4/30/99(a)         1,889,274

    3,900,000      Merrimac Cash Fund Premium Class(a)                               3,900,000

              See accompanying notes to the financial statements.             13

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


   Par Value($)    Description                                                     Value ($)
--------------------------------------------------------------------------------------------------
                   Cash Equivalents -- continued
    $7,000,000     Prudential Securities Group Inc, Master Note, 5.075% due          7,000,000
                   6/14/99(a)
                                                                                --------------
                                                                                    12,789,274
                                                                                --------------

                   U.S. Government -- 2.0%
    $ 100,000      U.S. Treasury Bill, 4.24%, due 3/18/99(b)                            99,796
    $2,535,000     U.S. Treasury Bill, 4.53%, due 4/29/99(b)                         2,515,848
                                                                                --------------
                                                                                     2,615,644
                                                                                --------------

                   Repurchase Agreements -- 4.2%
    $5,486,164     Salomon Smith Barney Inc. Repurchase Agreement, dated
                   2/26/99, due 3/1/99, with a maturity value of $5,488,002
                   and an effective yield of 4.02%, collateralized by a U.S.
                   Treasury Obligation with a rate of 7.00%, maturity date of
                   7/15/06 and market value, including accrued interest, of          5,486,164
                   $5,595,887.                                                  --------------

                   TOTAL SHORT-TERM INVESTMENTS
                    (Cost  $20,891,527)                                             20,891,082
                                                                                --------------
                   Total Investments -- 109.9%
                   (COST $137,957,551)                                             142,809,620

                   Other Assets and Liabilities (net) -- (9.9)%                    (12,826,249)
                                                                                --------------

                   TOTAL NET ASSETS -- 100%                                     $  129,983,371
                                                                                ==============
                   Notes to the Schedule of Investments:

                   *    Non-income producing security.
                  (a)   Represents investments of security lending collateral (Note 1).
                  (b)   All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts.



14             See accompanying notes to the financial statements.

GMO Small Cap Growth Fund
(A Series of GMO Trust)


Statement of Assets and Liabilities -- February 28, 1999
------------------------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $137,957,551) (Note 1)                              $142,809,620
   Dividends and interest receivable                                                     45,839
   Receivable for variation margin on open futures contracts (Notes 1 and 6)              1,675
   Receivable for expenses waived or borne by Manager (Note 2)                           32,324
                                                                                   ------------

       Total assets                                                                 142,889,458
                                                                                   ------------

Liabilities:
   Payable upon return of securities loaned (Note 1)                                 12,789,274
   Payable to affiliate for (Note 2):
      Management fee                                                                     55,199
      Shareholder service fee                                                            14,926
   Accrued expenses                                                                      46,688
                                                                                   ------------

       Total liabilities                                                             12,906,087
                                                                                   ------------

Net assets                                                                         $129,983,371
                                                                                   ============

Net assets consist of:
   Paid-in capital                                                                 $126,369,671
   Accumulated undistributed net investment income                                      109,236
   Accumulated undistributed net realized loss                                       (1,332,745)
   Net unrealized appreciation                                                        4,837,209
                                                                                   ============
                                                                                   $129,983,371
                                                                                   ============

Net assets attributable to:
   Class III shares                                                                $129,983,371
                                                                                   ============

Shares outstanding:
   Class III                                                                         11,941,849
                                                                                   ============

Net asset value per share:
   Class III                                                                       $      10.88
                                                                                   ============

               See accompanying notes to the financial statements.            15

GMO Small Cap Growth Fund
(A Series of GMO Trust)

Statement of Operations -- Year Ended February 28, 1999
-------------------------------------------------------------------------------------------------

Investment Income:
   Dividends                                                                       $  1,304,254
   Interest (including securities lending income of $271,737)                           806,803
                                                                                   ------------

       Total income                                                                   2,111,057
                                                                                   ------------

Expenses:
   Management fee (Note 2)                                                            1,527,491
   Custodian and transfer agent fees                                                     99,746
   Registration fees                                                                     34,393
   Audit fees                                                                            32,206
   Legal fees                                                                             6,460
   Trustees fees (Note 2)                                                                 3,012
   Miscellaneous                                                                          4,728
   Fees waived or borne by Manager (Note 2)                                            (699,892)
                                                                                   ------------
                                                                                      1,008,144
   Shareholder service fee (Note 2)
       Class III                                                                        458,247
                                                                                   ------------
       Net expenses                                                                   1,466,391
                                                                                   ------------

          Net investment income                                                         644,666
                                                                                   ------------

Realized and unrealized gain (loss):
   Net realized gain on:
       Investments                                                                   10,066,375
       Closed futures contracts                                                         344,830
                                                                                   ------------

          Net realized gain                                                          10,411,205
                                                                                   ------------

   Change in net unrealized appreciation (depreciation) on:
       Investments                                                                  (29,512,536)
       Open futures contracts                                                           (20,230)
                                                                                   ------------

          Net unrealized loss                                                       (29,532,766)
                                                                                   ------------

       Net realized and unrealized loss                                             (19,121,561)
                                                                                   ------------

Net decrease in net assets resulting from operations                               $(18,476,895)
                                                                                   ============


16              See accompanying notes to the financial statements.

GMO Small Cap Growth Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets

------------------------------------------------------------------------------------------------

                                                                  Year Ended February 28,
                                                             ---------------------------------
                                                                  1999                1998
                                                              ------------        ------------
Increase (decrease) in net assets:
Operations:
   Net investment income                                      $    644,666         $ 1,444,235
   Net realized gain                                            10,411,205          39,817,641
   Change in net unrealized appreciation (depreciation)        (29,532,766)         37,771,985
                                                              ------------        ------------

   Net increase (decrease) in net assets resulting from
      operations                                               (18,476,895)         79,033,861
                                                              ------------        ------------

Distributions to shareholders from:
   Net investment income
       Class III                                                  (535,430)         (1,617,385)
                                                              ------------        ------------
       Total distributions from net investment income             (535,430)         (1,617,385)
                                                              ------------        ------------
   In excess of net investment income
       Class III                                                        --            (159,172)
                                                              ------------        ------------
       Total distributions in excess of net investment
       income                                                           --            (159,172)
                                                              ------------        ------------
   Net realized gains
       Class III                                               (10,987,255)        (29,775,910)
                                                              ------------        ------------
       Total distributions from net realized gains             (10,987,255)        (29,775,910)
                                                              ------------        ------------

                                                               (11,522,685)        (31,552,467)
                                                              ------------        ------------
   Net share transactions: (Note 5)
       Class III                                              (239,630,042)        192,233,498
                                                              ------------        ------------
   Increase (decrease) in net assets resulting from net
      share transactions                                      (239,630,042)        192,233,498
                                                              ------------        ------------

      Total increase (decrease) in net assets                 (269,629,622)        239,714,892

Net assets:
   Beginning of period                                         399,612,993         159,898,101
                                                              ------------        ------------


   End of period (including accumulated undistributed net
      investment income of $109,236 and $0, respectively)     $129,983,371        $399,612,993
                                                              =============       ============

              See accompanying notes to the financial statements.             19

GMO Small Cap Growth Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

-------------------------------------------------------------------------------------------


                                                       Year Ended February 28,
                                           -------------------------------------------------
                                                  1999            1998           1997 *
                                                --------         -------         -------
Net asset value, beginning of period            $  12.28         $  9.82         $ 10.00
                                                --------         -------         -------


Income from investment operations:
   Net investment income                            0.03            0.05            0.01
   Net realized and unrealized gain (loss)         (0.98)           3.43           (0.19)
                                                --------         -------         --------

      Total from investment operations             (0.95)           3.48           (0.18)
                                                --------         -------         -------


Less distributions to shareholders:
   From net investment income                      (0.02)          (0.06)             --
   In excess of net investment income                 --           (0.01)             --
   From net realized gains                         (0.43)          (0.95)             --
                                                --------         -------         -------

      Total distributions                          (0.45)          (1.02)             --
                                                --------         -------         -------
Net asset value, end of period                  $  10.88         $ 12.28         $  9.82
                                                ========         =======         =======

Total Return (a)                                   (8.20)%         36.66%          (1.80)%

Ratios/Supplemental Data:
   Net assets, end of period (000's)            $129,983         $399,613        $159,898
   Net expenses to average daily net
      assets                                        0.48%           0.48%           0.48%**
   Net investment income to average
      daily net assets                              0.21%           0.47%           0.70%**
   Portfolio turnover rate                           113%            132%             13%
   Fees and expenses voluntarily
      waived or borne by the Manager
      consisted of the following per
      share amounts:                            $   0.03         $  0.03         $  0.01

(a)Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
*  Period from December 31, 1996 (commencement of operations) to February 28,
   1997.
** Annualized.

18              See accompanying notes to the financial statements.

GMO Small Cap Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements
February 28, 1999
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO Small Cap Growth Fund (the "Fund"), is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks long-term growth of capital through investment primarily in companies whose equity capitalization ranks in the lower two-thirds of the 1,800 companies with the largest equity capitalization whose securities are listed on a United States national securities exchange.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     Futures contracts
     The Fund may purchase and sell futures contracts on the domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a specified price at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement

GMO Small Cap Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements  --  (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of February 28, 1999.

     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     Security lending
     The Fund may lend its securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At February 28, 1999, the Fund loaned securities having a market value of $12,295,118, collateralized by cash in the amount of $12,789,274, which was invested in short-term instruments.

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for redemptions in-kind. Gains resulting from such in-kind transactions amounted to $16,106,340.

     The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 28, 1999. This

GMO Small Cap Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements  --  (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     reclassification has no impact on net investment income, realized gain/loss or net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights table excludes these adjustments.


                 Accumulated                   Accumulated
              Undistributed Net             Undistributed Net
              Investment Income               Realized Gain                Paid-in Capital
           ------------------------      ------------------------      ------------------------
                     --                       $(10,657,669)                  $10,657,669


     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

     Purchases and redemptions of Fund shares
     The premium on cash purchases and fee on redemptions of Fund shares is .50% of the amount invested or redeemed. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. Purchase premiums are included as part of "shares sold" and redemption fees are included as part of "shares repurchased", respectively, as summarized in
     Note 5. For the year ended February 28, 1999, the Fund received $198,998 in purchase premiums and $1,004,903 in redemption fees. There is no premium for reinvested distributions or in-kind transactions.

GMO Small Cap Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements  --  (Continued)
February 28, 1999
--------------------------------------------------------------------------------

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .50% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

     GMO agreed to waive a portion of its fee and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed .33% of average daily net assets.

     Effective March 1, 1999, GMO's contractual management fee was reduced to .33% of average daily net assets. GMO entered into a binding agreement effective until February 29, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the year ended February 28, 1999 was $3,012. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 28, 1999, aggregated $335,130,199 and $581,250,045, respectively.

     At February 28, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:


                              Gross Unrealized      Gross Unrealized         Net Unrealized
       Aggregate Cost           Appreciation          Depreciation            Appreciation
     --------------------    -------------------    ------------------    ---------------------

        $140,098,385            $18,859,326            $16,148,091             $2,711,235


4.   Principal shareholder

     At February 28, 1999, 19.6% of the outstanding shares of the Fund were held by one shareholder.

GMO Small Cap Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements  --  (Continued)
February 28, 1999
--------------------------------------------------------------------------------

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including the purchase premiums and redemption fees received by the Fund, were as follows:


                                               Year Ended                    Year Ended
    Class III:                             February 28, 1999             February 28, 1998
                                      ----------------------------- -----------------------------
                                         Shares         Amount         Shares         Amount
                                      -------------  -------------- -------------  --------------
    Shares sold                         3,439,182   $  39,799,712    17,993,943   $ 216,188,799
    Shares issued to shareholders
    in reinvestment of distributions      907,024      11,146,358     2,786,345      30,554,838
    Shares repurchased                (24,951,990)   (290,576,112)   (4,511,400)    (54,510,139)
                                      =============  ============== =============  ==============
    Net increase (decrease)           (20,605,784)  $(239,630,042)   16,268,888   $ 192,233,498
                                      =============  ============== =============  ==============


6.   Financial instruments

     A summary of outstanding financial instruments at February 28, 1999 is as follows:

     Long futures contracts


                                                                                    Net Unrealized
        Number of                                                                   Appreciation/
        Contracts           Type          Expiration Date      Contract Value       (Depreciation)
      --------------- ------------------ ------------------ --------------------- -------------------
            2         S & P Midcap 400      March 1999          $356,800           $    (41,422)
            5             S & P 500         March 1999          1,544,375               (15,651)
            15          Russell 2000        March 1999          2,950,125                42,213
                                                                                  -------------------
                                                                                   $    (14,860)
                                                                                  ===================

     At February 28, 1999 the Fund had sufficient cash and/or securities to cover any commitments or margin on open futures contracts.

GMO Small Cap Growth Fund
(A Series of GMO Trust)

Federal Tax Information -- (Unaudited)
--------------------------------------------------------------------------------

     For the fiscal year ended February 28,1999, all of the Fund's distributions are from investment company taxable income, except that the Fund has designated 5.96% of distributions as net capital gain dividends.

GMO Small Cap Growth Fund
(A Series of GMO Trust)


--------------------------------------------------------------------------------

Portfolio Managers
------------------

Mr. R. Jeremy Grantham, Mr. Christopher Darnell and Mr. Robert Soucy are primarily responsible for the day-to-day management of the Fund's portfolio. Mssrs. Grantham and Darnell have each been portfolio managers at Grantham, Mayo, Van Otterloo & Co. LLC for more than fifteen years; Mr. Soucy for more than ten years.

Management Discussion and Analysis of Fund Performance
------------------------------------------------------

The Class III shares of the GMO Small Cap Growth Fund returned -8.2% for the fiscal year ended February 28, 1999 as compared to 19.7% for the S&P 500. The Russell 2500 Growth Index returned -9.0% for the same period. Consistent with the Fund's investment objectives and policies, the Fund was primarily invested in common stocks throughout the period.

In the fiscal year that just ended, small-capitalization stocks struggled to keep pace with the larger capitalization stocks that posted record valuations with lofty multiples. The period was one in which sound investment principles and small-cap stocks took a backseat to a fixation on large, well-known names. The performance of the GMO Small Cap Growth Fund, while down for the fiscal year ended February 28, 1999, was in line with that of the Russell 2500 Growth Index.

Strong performing sectors in the Russell 2500 Growth Index included consumer discretionary, which benefited from the strong economy and low unemployment, as well as financial services and utilities which performed well in an environment of declining interest rates. Both technology and healthcare had extremely strong performance during this period as well. On the other hand, the integrated oils and material processing sectors posted negative returns due in part to declining commodity prices.

The GMO Small Cap Growth Fund selects stocks based on three strategies: the trend in consensus analyst estimates, price momentum and earnings surprises. Using these strategies, we favor the stocks of companies that have had upward revisions in earnings expectations, strong price momentum, and positive earnings surprises. These strategies allowed us to realize positive returns in our portfolio from holdings in utilities and auto/transportation during this difficult year for small stocks.

Our sector allocation had a minimal impact on performance during this period. Our underweight position in the strong technology sector partially offset gains in financial services and utilities.

Outlook
-------

Since 1983, small-capitalization stocks have lagged their larger counterparts. At the current time, they look increasingly attractive relative to large capitalization stocks on a number of measures -- price-to-book, price-to-cash flow, price-to-sales and price-to-fair value. Today, small-cap stocks are at their cheapest relative price since the late 1970's when institutions began to treat small-cap stocks as a separate asset class. We believe that this bodes well for the relative returns of small-cap stocks over the next few years. The Small Cap Growth Fund is a broadly diversified portfolio of stocks that is likely to perform well when small stocks rebound.

The views expressed here are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC Management. They are not meant as investment advice.

           Comparison of Change in Value of a $10,000 Investment in GMO Small Cap Growth Fund Class III Shares and the Russell 2500 Growth Index
                            As of February 28, 1999

                       -----------------------------------
                          Average Annual Total Return
                       -----------------------------------
                         1 Year   5 Year   Since Inception
                                              12/31/96
             Class     -----------------------------------
              III        -9.1%       N/A         9.6%
                       -----------------------------------


                           [LINE GRAPH APPEARS HERE]

                   GMO Small Cap Growth Fund
       Date             Class III Shares           Russell 2500 Growth Index
       ----        -------------------------       -------------------------
     1/31/96
     3/31/96
     6/30/96
     9/30/96
    12/31/96                 9,950                           10,000
     3/31/97                 9,502                            9,200
     6/30/97                11,207                           10,696
     9/30/97                13,388                           12,475
    12/31/97                12,407                           11,477
     3/31/98                13,983                           12,755
     6/30/98                13,756                           12,133
     9/30/98                10,718                            9,438
    12/31/98                13,125                           11,831
     2/28/99                12,196                           11,186

Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on reinvested distributions. Each performance figure assumes purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of 50 bp on the purchase and 50 bp on the redemption. Transaction fees are paid to the Fund to cover trading costs. Past performance is not indicative of future performance. Information is unaudited.

GMO Small Cap Value Fund
(A Series of GMO Trust)
Annual Report
February 28, 1999

Report of Independent Accountants

To the Trustees of GMO Trust and the Shareholders of GMO Small Cap Value Fund (A Series of GMO Trust)


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Small Cap Value Fund at February 28, 1999 and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
Boston, Massachusetts
April 12, 1999

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
February 28, 1999


   Shares        Description                                        Value ($)
--------------------------------------------------------------------------------
                 COMMON STOCKS -- 97.7%

                 Advertising -- 0.1%
      1,100      Grey Advertising Inc                                 407,000
                                                                  -----------

                 Aerospace -- 0.6%
     24,800      Cordant Technologies Inc                             965,649
     12,800      Curtiss Wright Corp                                  480,800
     16,500      Gencorp Inc                                          331,031
     25,700      Kaman Corp, Class A                                  346,950
                                                                  -----------
                                                                    2,124,430
                                                                  -----------

                 Automotive -- 1.6%
     14,700      Bandag Inc                                           465,806
     21,200      Borg Warner Automotive Inc                           923,524
     55,100      Cooper Tire & Rubber Co                            1,088,224
     30,500      Meritor Automotive Inc                               484,188
     26,200      Modine Manufacturing Co                              733,600
     19,100      Monaco Coach Corp*                                   594,488
     20,950      Smith (AO) Corp, Class B                             446,497
     20,600      Superior Industries International Inc                509,850
     25,900      Wabash National Corp                                 318,894
                                                                  -----------
                                                                    5,565,071
                                                                  -----------

                 Banking and Financial Services -- 5.4%
     59,600      Amresco Inc*                                         564,340
      9,800      Astoria Financial Corp                               444,063
     25,200      Baldwin and Lyons Inc, Class B                       527,625
     19,500      Bancwest Corp                                        764,156
     25,632      BOK Financial Corporation*                           589,536
     11,500      Citizens Banking Corp Michigan                       379,500
     49,901      Comdisco Inc                                         598,824
     15,850      Compass Bankshares Inc                               580,506
     10,000      Corus Bancshares Inc                                 328,750
     13,200      Dain Rauscher Corp                                   417,450
     17,416      Downey Financial Corp                                353,763
     20,300      Eaton Vance Corp                                     399,656
     13,000      Financial Security Assurance Holdings Ltd            686,563
     18,700      First Bancorp Puerto Rico                            468,669
      6,900      First Citizens Bancshares, Class A                   551,138
     19,300      First Federal Financial Corp*                        326,894
     41,600      Imperial Credit Industries Inc*                      358,800
     11,400      Jefferies Group Inc                                  449,588
      6,100      JSB Financial                                        340,838


              See accompanying notes to the financial statements.              1

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


   Shares        Description                                        Value ($)
--------------------------------------------------------------------------------

                 Banking and Financial Services -- continued
     18,800      Leucadia National Corp*                              560,475
     33,800      Liberty Financial Cos                                758,388
      1,200      M & T Bank Corp                                      570,900
     10,373      Metris Companies Inc                                 446,039
     29,125      Morgan Keegan Inc                                    480,563
     18,000      National Bancorp of Alaska Inc                       526,500
     53,100      Pacific Century Financial Corp                     1,164,880
     18,500      PMI Group Inc                                        797,813
     39,775      Raymond James Financial Corp                         725,894
     41,700      Resource America Inc                                 450,881
     59,596      Sovereign Bancorp Inc                                730,051
     11,600      Student Loan Group                                   521,275
     10,210      UMB Financial Corp                                   447,964
     64,900      United Cos Financial Corp*                            28,394
     12,400      Value Line Inc                                       472,750
     35,564      Washington Federal Inc                               800,192
                                                                  -----------
                                                                   18,613,618
                                                                  -----------

                 Chemicals -- 2.0%
     17,200      Albemarle Corp                                       406,350
      9,800      Arch Chemicals Inc*                                  186,200
     23,900      Cytec Industries Inc*                                640,819
     30,900      Engelhard Corp                                       550,406
     17,050      Ferro Corp                                           364,444
     23,000      Geon Co                                              524,688
     40,300      Hanna (MA) Co                                        443,300
     60,900      Kaiser Aluminum Corp*                                304,500
     26,000      Lubrizol Corp                                        495,625
     37,600      Millenium Chemicals Inc                              679,150
     30,100      Mississippi Chemical Corp                            308,525
     16,100      Nalco Chemical Co                                    452,813
     19,600      Olin Corp                                            248,675
     23,300      Stepan Co                                            550,463
     37,800      W.R. Grace & Co*                                     507,938
     40,100      Wellman Inc                                          373,431
                                                                  -----------
                                                                    7,037,327
                                                                  -----------

                 Computer and Office Equipment -- 3.0%
     18,600      Apple Computer Inc*                                  647,513
     21,700      BancTec Inc*                                         305,156
      6,500      CDW Computer Centers Inc*                            452,563
      9,900      Everex Systems Inc(a)                                     --


2             See accompanying notes to the financial statements.

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


   Shares       Description                                         Value ($)
--------------------------------------------------------------------------------

                Computer and Office Equipment -- continued
     61,300     Exabyte Corp*                                         306,500
     11,700     Lexmark International Group Inc*                    1,207,293
     29,300     Micron Electronics Inc*                               421,188
     23,100     Neomagic Corp*                                        251,213
     25,800     Quantum Corp*                                         424,088
     57,400     Reynolds & Reynolds Inc, Class A                    1,083,424
     64,700     Sandisk Corp*                                       1,811,599
     68,100     Silicon Graphics Inc*                               1,085,343
     20,900     SMART Modular Technologies Inc*                       335,706
     46,000     Sterling Software Inc*                              1,172,999
     43,800     Western Digital Corp*                                 421,575
     23,300     Zebra Technologies Corp*                              601,431
                                                                  -----------
                                                                   10,527,591
                                                                  -----------

                Construction -- 1.4%
     29,200     Bridge & Toll Road Brothers Inc*                      573,050
     18,800     Centex Corp                                           692,075
     45,000     Foster Wheeler Corp                                   562,500
     12,700     Granite Construction Inc                              311,944
     46,400     Horton (DR) Inc                                       739,500
     14,800     Kaufman & Broad Home Corp                             333,000
     17,100     McDermott International Inc                           340,931
     34,100     Pulte Corp                                            820,531
     21,700     Texas Industries Inc                                  534,363
                                                                  -----------
                                                                    4,907,894
                                                                  -----------

                Consumer Goods -- 6.4%
     16,400     Bassett Furniture Industries Inc                      352,600
     10,834     Block Drug Co Inc, Class A                            422,526
     60,000     Burlington Industries Inc*                            371,250
     56,400     Callaway Golf Co                                      613,350
     36,000     CHS Electronics Inc*                                  252,000
      5,793     Clorox Co                                             685,384
     21,900     Coleman Co Inc*                                       205,313
     84,100     Compucom Systems Inc*                                 365,314
     17,300     Department 56 Inc*                                    574,144
     15,000     Enesco Group Inc                                      248,438
     27,400     Fastenal Co                                         1,041,199
     24,100     Footstar Inc*                                         614,550
     20,400     Fossil Inc*                                           642,600


              See accompanying notes to the financial statements.              3

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


   Shares       Description                                         Value ($)
--------------------------------------------------------------------------------

                Consumer Goods -- continued
     17,300     Furniture Brands International Inc*                   369,788
     28,200     Hon Industries Inc                                    669,750
     33,300     Jones Apparel Group Inc*                              930,318
     34,400     Justin Industries                                     367,650
     29,000     Kimball International, Class B                        471,250
     19,400     Knoll Inc*                                            371,025
     31,400     La-Z-Boy Chair Co                                     584,825
     31,715     Lancaster Colony Corp                                 872,163
     22,100     Liz Claiborne Inc                                     744,494
     57,500     Moore Corp Ltd                                        603,750
     34,800     Nautica Enterprises Inc*                              522,000
     40,400     Nine West Group Inc*                                  906,474
     29,650     Oneida LTD                                            415,100
     29,300     Osh Kosh B Gosh, Class A                              556,700
     21,600     Readers Digest Association Inc                        734,400
     45,600     Reebok International Ltd*                             735,300
     27,300     Russell Corp                                          532,350
     12,700     Scholastic Corp*                                      625,475
     82,500     Sunbeam Corp*                                         479,531
     16,000     Technology Data Corp*                                 272,000
     79,200     Terra Industries Inc                                  391,050
     12,100     Timberland Co*                                        730,538
     40,500     Unifi Inc*                                            488,531
     61,620     US Industries Inc                                   1,001,324
     31,600     Wallace Computer Services                             714,950
     28,500     Warnaco Group Inc, Class A                            641,250
                                                                  -----------
                                                                   22,120,654
                                                                  -----------

                Electronic Equipment -- 7.1%
     29,400     3DFX Interactive Inc*                                 319,725
     45,900     Adaptec Inc*                                          915,130
     22,100     American Power Conversion Corp*                       792,838
     56,800     Andrew Corp*                                          859,100
     48,200     Arrow Electronics Inc*                                683,838
     54,400     Atmel Corp*                                           934,999
     32,000     AVX Corp                                              438,000
     31,700     C-Cube Microsystems Inc*                              594,375
     65,900     Cellstar Corp*                                        749,613
     24,300     Ciena Corp*                                           677,363
     11,000     CTS Corp                                              538,313


4             See accompanying notes to the financial statements.

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


   Shares       Description                                         Value ($)
--------------------------------------------------------------------------------

                Electronic Equipment -- continued
     43,400     Cypress Semiconductor Corp*                           415,013
     18,900     Dallas Semiconductor Corp                             668,588
     20,900     Diebold Inc                                           610,019
     31,800     DII Group Inc*                                        743,325
     26,600     DSP Communications Inc*                               399,000
     24,000     Federal Signal Corp                                   562,500
      5,500     Franklin Electric Inc                                 341,000
     45,200     General Instrument Corp*                            1,322,099
     10,700     Hadco Corp*                                           341,063
     52,500     International Rectifier Corp*                         360,938
     46,700     Kemet Corp*                                           513,700
     48,900     Komag Inc*                                            342,300
     13,300     Lattice Semiconductor Corp*                           530,338
     21,100     Litton Industries*                                  1,184,237
     25,900     LSI Logic Corp*                                       671,781
     16,000     Marshall Industries*                                  228,000
     42,500     MEMC Electronic Materials Inc*                        308,125
     42,000     Methode Electronics, Class A                          441,000
     20,100     Microchip Technology Inc*                             547,725
     65,900     National Semiconductor Corp*                          691,950
     79,900     Oak Technology Inc*                                   262,176
     16,300     Pittway Corp, Class A                                 404,444
     43,300     Read Rite Corp*                                       368,050
     23,200     SCI Systems Inc*                                      717,750
     39,600     Silicon Valley Group Inc*                             527,175
     10,800     Thomas & Betts Corp                                   450,225
     27,000     Valmont Industries Inc                                318,095
     38,070     Vishay Intertechnology Inc*                           492,531
     54,200     VLSI Technology Inc*                                  840,100
     16,900     Watkins Johnson                                       382,363
     12,900     Xilinx Inc*                                           899,774
     54,728     Zilog Inc(b)*                                         136,393
                                                                  -----------
                                                                   24,525,071
                                                                  -----------

                 Food and Beverage -- 3.4%
     12,600      Coors (Adolph) Co, Class B                           750,488
     37,200      Darden Restaurants Inc                               818,400
     13,200      Dean Foods Co                                        480,975
      4,000      Farmer Brothers Co                                   716,000
     21,600      Great Atlantic & Pacific Tea Co                      681,750

              See accompanying notes to the financial statements.              5

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


   Shares        Description                                        Value ($)
--------------------------------------------------------------------------------

                 Food and Beverage -- continued
     12,900      Hormel (Geo A) and Co                                464,400
     74,700      IBP Inc                                            1,680,749
     15,000      International Multifoods Corp                        324,375
     20,300      Interstate Bakeries Corp                             487,200
     17,000      Luby's Cafeteria Inc                                 241,188
     16,800      Michael Foods Inc                                    310,800
     16,200      Pilgrims Pride Corp                                  308,813
     49,900      Ryan's Family Steak Houses Inc*                      567,613
      1,100      Seaboard Corp                                        401,500
     21,700      Smithfield Foods Inc*                                570,304
     23,900      Universal Corp                                       649,781
     30,050      Universal Foods Corp                                 681,759
     39,400      Wendy's International Inc                            943,137
     27,300      Whitman Corp                                         518,700
                                                                  -----------
                                                                   11,597,932
                                                                  -----------

                 Health Care -- 5.1%
     32,100      ADAC Laboratories*                                   573,788
     58,400      Apria Healthcare Group*                              521,950
     18,400      Arrow International Inc                              451,950
     24,700      Ballard Medical Products                             591,256
     21,200      Bard (CR)                                          1,195,149
      8,100      Bausch & Lomb Inc                                    488,531
     74,200      Beverly Enterprises Inc*                             384,913
     20,800      Bindley Western Industries Inc                       547,300
     18,100      BioMet Inc                                           664,044
     52,000      Coventry Health Care Inc*                            557,378
     18,000      Dentsply International Inc                           459,000
     15,200      Express Scripts Inc, Class A*                        981,349
     50,900      First Health Group Corp*                             814,400
     19,000      Haemonetics Corp*                                    317,063
     15,800      HCR Manor Care Inc*                                  353,525
     35,800      Integrated Health Services Inc*                      212,563
     23,600      Invacare Corp                                        560,500
    263,800      Laboratory Corporation of America Holdings*          478,138
     27,900      Lincare Holdings Inc*                                993,937
     29,800      Mallinckrodt Inc                                     921,937
     93,900      Mariner Post-Acute Network Inc*                      205,406
      7,212      Medtronic Inc                                        509,348
     25,300      Mentor Corp                                          388,988
     55,200      Mid Atlantic Medical Services Inc*                   431,250


6             See accompanying notes to the financial statements.

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


    Shares       Description                                        Value ($)
--------------------------------------------------------------------------------

                 Health Care -- continued
     23,200      Ocular Sciences Inc*                                 568,400
     51,200      Perrigo Co*                                          428,800
     77,600      Phycor Inc*                                          421,950
     32,200      Quorum Health Group Inc*                             297,850
     29,500      RightCHOICE Managed Care, Class A*                   350,313
     22,850      Sierra Health Services Inc*                          328,469
     28,100      Sola International Inc*                              302,075
     21,500      Spacelabs Medical Inc*                               381,625
     34,300      Sunrise Medical Inc*                                 248,675
      7,300      Universal Health Services, Class B*                  296,563
     18,700      Varian Associates Inc                                598,400
                                                                  -----------
                                                                   17,826,783
                                                                  -----------

                 Insurance -- 7.0%
      2,257      Alleghany Corp*                                      408,517
     13,900      American Bankers Insurance Group                     667,200
     21,900      American Financial Group Inc                         808,931
     20,298      American Heritage Life Investments                   446,556
     10,700      American National Insurance Co                       805,175
     24,400      Argonaut Group Inc                                   605,425
     21,900      Berkley (WR) Corp                                    626,888
     26,000      Capital Re Corp                                      435,500
     12,900      CMAC Investment Corp                                 532,931
     20,400      Commerce Group Inc                                   545,700
     18,226      Delphi Financial Group Inc*                          873,709
     33,900      Everest Re Holdings Inc                            1,125,055
     20,070      Fidelity National Financial Inc                      401,400
     27,450      First American Financial Corp                        643,359
     57,110      Foundation Health Systems Inc, Class A*              456,880
     42,430      Fremont General Corp                                 837,993
     36,400      Frontier Insurance Group Inc                         477,750
     15,100      Gallagher (Arthur J) and Co                          721,025
     26,200      Harleysville Group Inc                               537,100
     19,500      Horace Mann Educators Corp                           457,031
     12,200      Kansas City Life Insurance Co                      1,009,549
     10,800      Liberty Corp                                         544,725
     26,000      Life USA Holdings Inc                                297,375
     13,300      Mercury General Corp                                 463,838
     15,900      NAC Re Corp                                          859,594
     25,100      Ohio Casualty Corp                                 1,013,412
     20,900      Orion Capital Corp                                   691,006


              See accompanying notes to the financial statements.              7

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


   Shares        Description                                        Value ($)
--------------------------------------------------------------------------------

                 Insurance -- continued
     39,100      Oxford Health Plans Inc*                             740,456
     12,200      Pacificare Health Systems, Class B*                  881,449
     30,000      Presidential Life Corp                               534,375
     17,600      Protective Life Corp                                 607,200
     50,300      Reliance Group Holdings Inc                          518,719
     13,243      RLI Corp                                             389,841
     31,901      Selective Insurance Group                            581,212
     40,600      TIG Holdings Inc                                     649,600
     10,900      Transatlantic Holding Inc                            814,094
     13,850      Trenwick Group Inc                                   401,650
     36,900      UICI*                                                848,700
     29,300      Vesta Insurance Group                                155,656
                                                                  -----------
                                                                   24,416,576
                                                                  -----------

                 Machinery -- 4.8%
     54,200      Agco Corp                                            355,688
     40,900      Brunswick Corp                                       871,681
     20,800      Case Corp                                            405,600
     24,500      Cooper Cameron Corp*                                 566,563
     29,900      Cummins Engine Inc                                 1,225,899
     26,000      Detroit Diesel Corp*                                 560,625
     31,800      Donaldson Co Inc                                     574,388
      8,500      Federal Mogul Corp                                   418,094
     26,700      Flowserve Corp                                       442,219
     15,700      FMC Corp*                                            803,644
     36,000      Harnischfeger Industries Inc                         276,750
     20,900      Kaydon Corp                                          637,450
     31,000      Kennametal Inc                                       645,188
     23,700      Kulicke & Soffa Industries*                          601,388
     22,600      Milacron Inc                                         402,563
     23,900      Mohawk Industries Inc*                               776,750
     10,600      Nordson Corp                                         630,700
     12,100      Novellus System Inc*                                 714,656
     38,500      Oakley Inc*                                          320,031
     18,600      Smith International Inc*                             452,213
     13,900      Starrett (LS) Co, Class A                            414,394
     12,500      Tecumseh Products Co                                 615,625
     27,500      Tecumseh Products Co, Class B                      1,244,374
     13,800      Toro Co                                              412,275
     21,200      Ultratech Stepper Inc*                               334,564
     19,900      US Filter Corp*                                      488,794


8             See accompanying notes to the financial statements.

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


   Shares        Description                                        Value ($)
--------------------------------------------------------------------------------

                 Machinery -- continued
     57,600      Varco International Inc*                             446,400
     28,500      York International Corp                            1,033,124
                                                                  -----------
                                                                   16,671,640
                                                                  -----------

                 Manufacturing -- 4.5%
     39,200      ACX Technologies Inc*                                487,550
     21,600      Aeroquip-Vickers Inc                               1,223,099
     49,900      Amcast Industrial Corp                               944,980
     15,400      Applied Power Inc, Class A                           371,525
     16,000      Ball Corp                                            670,000
     18,500      Barnes Group Inc                                     352,656
     33,600      Champion Enterprises Inc*                            661,500
     88,712      Clayton Homes Inc                                  1,097,810
     40,650      Crane Co                                           1,115,333
      7,100      CSS Industries Inc*                                  181,050
     23,800      General Cable Corp                                   447,738
     30,000      Gibson Greetings Inc*                                248,439
     19,700      Global Industrial Technologies Inc*                  176,069
      7,400      Greif Brothers Corp                                  208,125
     46,300      Griffon Corp*                                        416,700
     24,700      Harsco Corp                                          693,144
     29,400      International Game Technology                        558,600
     12,800      Lafarge Corp                                         408,000
     17,300      Lydall Inc*                                          164,350
      7,300      Mine Safety Appliances                               472,675
     16,400      NCI Building Systems Inc*                            377,200
     22,300      Owens Corning                                        709,419
      8,200      Sequa Corp, Class A*                                 385,913
     14,400      Snap-On Inc                                          406,800
     19,500      Standex International Corp                           461,906
     19,100      Tower Automotive Inc*                                355,738
     16,750      Tredegar Industries                                  428,172
     31,600      Trinity Industries Inc                             1,040,824
     21,800      Watts Industries Inc, Class A                        303,838
     46,900      Wyman-Gordon Co*                                     378,131
                                                                  -----------
                                                                   15,747,284
                                                                  -----------

                 Metals and Mining -- 1.1%
     42,300      Arch Coal Inc                                        462,656
     33,300      Asarco Inc                                           470,363
     11,000      Cleveland Cliffs Inc                                 407,688


              See accompanying notes to the financial statements.              9

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999

      Shares        Description                                                    Value ($)
--------------------------------------------------------------------------------------------------
                    Metals and Mining -- continued
        15,600      Commercial Metals Co                                               355,875
        93,100      Cyprus Amax Minerals Co                                          1,047,374
         4,600      Nacco Industries Inc, Class A                                      404,800
        41,000      Timken Co                                                          725,188
                                                                                 --------------
                                                                                     3,873,944
                                                                                 --------------

                    Oil and Gas -- 1.6%
        44,300      BJ Services Co*                                                    622,969
        17,600      Equitable Resources Inc                                            455,400
        33,200      Friede Goldman International Inc*                                  354,825
        68,600      Global Industries Limited*                                         347,288
        18,000      K N Energy Inc                                                     376,875
        43,800      KCS Energy Inc                                                      57,488
        28,500      Mitchell Energy, Class B                                           349,125
        57,200      Nabors Industries Inc*                                             657,800
        53,300      National-Oilwell Inc*                                              473,038
        81,800      Newpark Resources Inc*                                             429,450
        13,000      Peoples Energy Corp                                                441,188
        37,300      Pogo Producing Co                                                  345,025
        65,100      Pride International Inc*                                           325,500
        28,700      Veritas DGC Inc*                                                   270,856
                                                                                 --------------
                                                                                     5,506,827
                                                                                 --------------

                    Paper and Allied Products -- 2.3%

        26,300      Boise Cascade Corp                                                 816,944
        23,100      Caraustar Industries Inc                                           591,938
        52,600      Ikon Office Solutions Inc                                          742,975
        24,700      Louisiana Pacific Corp                                             453,863
         8,500      Media General Inc, Class A                                         425,000
        14,600      Pentair Inc                                                        552,975
        12,800      Potlatch Corp                                                      444,000
        36,600      Rock-Tenn Co, Class A                                              631,350
        34,800      Shorewood Packaging Corp*                                          632,925
        40,821      Smurfit-Stone Container Corp*                                      737,329
        18,800      TJ International Inc                                               406,550
        54,000      Unisource Worldwide Inc                                            378,000
        38,400      Wausau-Mosinee Paper Corp                                          609,600
        22,000      Westvaco Corp                                                      492,250
                                                                                 --------------
                                                                                     7,915,699
                                                                                 --------------

                    Pharmaceuticals -- 1.6%
         7,500      Allergan Inc                                                       611,250

              See accompanying notes to the financial statements.

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999

      Shares        Description                                                    Value ($)
--------------------------------------------------------------------------------------------------
                    Pharmaceuticals -- continued
         7,800      Amerisource Health Corp*                                           582,075
        29,350      Bergen Brunswig Corp, Class A                                      717,241
        38,600      ICN Pharmaceuticals Inc                                            844,375
        50,175      Mark IV Industries Inc                                             755,761
        80,100      NBTY Inc*                                                          480,600
        28,200      Nu Skin Enterprises Inc*                                           588,675
        35,201      Rexall Sundown Inc*                                                503,839
         9,800      Watson Pharmaceutical Inc*                                         473,463
                                                                                 --------------
                                                                                     5,557,279
                                                                                 --------------
                    Primary Materials -- 1.4%
        11,500      Ameron Inc                                                         451,375
        17,800      Carpenter Technology Corp                                          461,688
        13,100      Centex Construction Products Inc                                   467,506
        21,300      Florida Rock Industries                                            596,400
        33,000      Premark International Inc                                        1,053,937
        30,000      Tupperware Corp                                                    525,000
        11,900      USG Corp                                                           596,488
        24,400      Weatherford International Inc*                                     414,800
        10,600      West Pharmaceutical Services Inc                                   350,463
                                                                                 --------------
                                                                                     4,917,657
                                                                                 --------------
                    Primary Processing -- 2.4%
        27,000      AK Steel Holding Corp                                              588,938
        98,300      Bethlehem Steel Corp*                                              866,269
        31,200      Citation Corp*                                                     317,850
        19,900      Essex International Inc*                                           582,075
        38,200      Lone Star Technologies Inc*                                        494,213
        61,200      LTV Corp                                                           336,600
         6,200      Maxxam Inc*                                                        362,700
        22,100      Mueller Industries Inc*                                            466,863
        57,600      National Steel Corp, Class B                                       475,200
        11,500      NCH Corp                                                           580,750
        21,700      Oregon Steel Mills Inc                                             207,506
        14,000      Precision Castparts Corp                                           519,750
        13,600      Quanex Corp                                                        238,000
        24,200      Rouge Industries Inc, Class A                                      240,488
        24,300      Ryerson Tull Inc                                                   443,475
        38,000      Titanium Metals Corp                                               268,375
        31,000      USX-US Steel Group Inc                                             784,688
        21,100      Valspar Corp                                                       685,750
                                                                                 --------------
                                                                                     8,459,490
                                                                                 --------------


              See accompanying notes to the financial statements.

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999

      Shares        Description                                                    Value ($)
--------------------------------------------------------------------------------------------------
                    Printing and Publishing -- 0.5%
        15,200      American Business Products Inc                                     274,550
        37,100      Hollinger International Inc                                        459,113
         7,399      Pulitzer Publishing Co                                             590,995
        17,500      World Color Press Inc*                                             434,219
                                                                                 --------------
                                                                                     1,758,877
                                                                                 --------------

                    Real Estate -- 0.7%
        35,600      Lennar Corp                                                        825,475
        34,300      Meditrust Corp                                                     420,175
        16,700      Parkway Properties Inc                                             440,463
        34,800      Price Enterprises Inc*                                             174,000
        17,100      Webb (D) Corp                                                      384,750
                                                                                 --------------
                                                                                     2,244,863
                                                                                 --------------

                    Refining -- 0.6%
        12,500      Holly Corp                                                         157,031
        24,000      Lyondell Petro Chemical Co                                         321,000
        12,800      Murphy Oil Corp                                                    437,600
        29,592      Ultramar Diamond Shamrock Corp                                     584,442
        30,100      Valero Energy Corp                                                 528,631
                                                                                 --------------
                                                                                     2,028,704
                                                                                 --------------

                    Retail Trade -- 7.8%
        19,700      Ames Department Stores Inc*                                        591,000
        14,100      AnnTaylor Stores Corp*                                             533,156
        12,200      Barnes & Noble Inc*                                                360,663
        34,100      Bed, Bath & Beyond Inc*                                          1,003,818
        24,600      Brinker International Inc*                                         711,863
        16,200      Brown Group Inc                                                    253,125
        34,940      Burlington Coat Factory Warehouse                                  449,853
        30,100      Cash American Investments Inc                                      380,013
        34,800      Central Garden and Pet Co*                                         591,600
        35,300      Claire's Stores Inc                                                778,806
        37,200      CompUSA Inc*                                                       390,600
        58,100      Cone Mills Corp*                                                   283,238
        16,200      CPI Corp                                                           354,375
        27,800      Dress Barn Inc*                                                    361,400
        27,400      Fingerhut Cos Inc*                                                 673,013
        31,200      Fruit of the Loom Inc*                                             395,850


              See accompanying notes to the financial statements.

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999

      Shares        Description                                                    Value ($)
--------------------------------------------------------------------------------------------------
                    Retail Trade -- continued
        29,600      Global Directmail Corp*                                            486,550
        32,900      Goodys Family Clothing Inc*                                        332,086
        13,200      Hannaford Brothers Co                                              620,400
        80,900      Heilig Meyers Co                                                   525,850
        40,000      Ingles Markets Inc                                                 477,500
        28,700      Lands End Inc*                                                     869,969
        16,700      Longs Drug Stores Corp                                             604,331
        24,800      Michaels Stores Inc*                                               424,700
        32,700      Micro Warehouse Inc*                                               645,825
        36,600      Neiman Marcus Group Inc*                                           947,024
        35,800      NPC International Inc*                                             514,625
        45,500      OfficeMax Inc*                                                     352,625
        34,600      Outback Steakhouse Inc*                                          1,518,074
        11,800      Payless ShoeSource Inc*                                            647,525
        38,900      Phillips Van Heusen                                                235,831
       111,400      Rainforest Cafe Inc*                                               605,738
        32,400      Richfood Holdings Inc                                              769,500
        29,000      Ross Stores Inc                                                  1,326,749
        21,700      Ruby Tuesday Inc                                                   404,163
        21,300      Ruddick Corp                                                       392,719
        24,225      Saks Inc*                                                          870,586
       204,700      Service Merchandise Co*                                            127,938
        14,300      Shopko Stores Inc*                                                 450,450
       186,400      Southland Corp*                                                    308,734
        59,600      Spiegel Inc, Class A*                                              424,650
        16,400      St. John Knits Inc                                                 437,675
        54,000      Stein Mart Inc*                                                    492,750
        70,800      Stride Rite Corp                                                   730,125
        49,400      The Pep Boys                                                       901,549
        37,200      Value City Department Stores Inc*                                  437,100
        15,600      Weismarkets Inc                                                    567,450
        11,700      Zale Corp*                                                         387,563
                                                                                 --------------
                                                                                    26,950,727
                                                                                 --------------
                    Services -- 7.2%
        34,300      Alternative Resources Corp*                                        368,725
        13,800      Amerco*                                                            307,050
         7,400      Anchor Gaming*                                                     296,463
        33,325      Arctic Cat Inc                                                     258,269
        19,900      Avis Rental Car Inc*                                               456,456


              See accompanying notes to the financial statements.

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999

      Shares        Description                                                    Value ($)
--------------------------------------------------------------------------------------------------
                    Services -- continued
        75,000      Aztar Corp*                                                        365,625
        26,950      Banta Corp                                                         574,372
        20,500      Berlitz International Inc*                                         508,656
        39,100      Bowne and Co Inc                                                   544,956
        16,500      Carmike Cinemas Inc, Class A*                                      259,875
        12,000      Catalina Marketing Corp*                                           772,500
        11,000      Chemed Corp                                                        325,188
        81,300      Circus Circus Enterprises Inc*                                   1,392,262
        87,800      Dames and Moore Inc                                                867,025
        38,400      Dollar Thrifty Automotive Group Inc*                               456,000
        44,900      Electro Rental Corp*                                               454,613
        46,500      Fleming Cos Inc                                                    342,938
        25,000      Franklin Covey Co*                                                 298,438
        64,700      Harrahs Entertainment Inc*                                       1,079,680
        27,000      Hollywood Entertainment Corp*                                      740,813
        39,300      Interpool Inc                                                      560,025
        21,700      Jacobs Engineering Group*                                          858,506
        17,400      Kellwood Co                                                        444,788
        31,100      Kelly Services                                                     793,050
        34,300      KingWorld Productions Inc*                                         906,805
        26,400      Manpower Inc                                                       631,950
        14,250      Marcus Corp                                                        185,250
        33,700      Modis Professional Services Inc*                                   461,269
        36,500      Nash Finch Co                                                      301,125
        32,700      Norrell Corp                                                       519,113
        39,400      Oakwood Homes Corp                                                 635,325
        17,200      Ogden Corp                                                         420,325
        96,400      Olsten Corp                                                        596,475
        54,100      Prime Hospitality Corp*                                            554,525
        19,600      Promus Hotel Corp*                                                 689,675
        16,000      Rent-A-Center Inc*                                                 406,000
        36,600      Rollins Truck Leasing Corp                                         388,875
        25,900      Sbarro Inc*                                                        653,975
        41,700      Spelling Entertainment Group Inc*                                  299,719
        44,800      Station Casinos Inc*                                               448,000
         9,600      Stone & Webster Inc                                                256,800
        44,700      Supervalu Inc                                                    1,075,593
        47,600      United Video Satellite Group Inc*                                1,371,474
        17,048      United Water Resources Inc                                         328,174
        48,200      Wolverine World Wide Inc                                           478,988
                                                                                 --------------
                                                                                    24,935,708
                                                                                 --------------

              See accompanying notes to the financial statements.

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


      Shares        Description                                                    Value ($)
--------------------------------------------------------------------------------------------------
                    Technology -- 3.6%
        11,300      Adobe Systems Inc                                                  454,825
        33,600      Advanced Micro Devices Inc*                                        600,600
        32,700      Aspen Technologies Inc*                                            418,969
        14,700      Autodesk Inc                                                       589,838
        23,500      Avnet Inc                                                          932,655
         9,600      Beckman Coulter Inc                                                463,800
        64,900      Cabletron Systems Inc*                                             527,313
        33,800      Cirrus Logic Corp*                                                 274,625
        23,300      Cognex Corp*                                                       582,500
        10,600      Cohu Inc                                                           250,425
        48,800      Datastream Systems Inc*                                            454,450
        13,900      Deluxe Corp                                                        470,863
        17,800      Dionex Corp*                                                       656,375
        18,800      Electronics For Imaging Inc*                                       656,825
        19,500      Esterline Corp*                                                    333,938
        32,800      G TECH Holdings Corp*                                              742,100
        10,700      KLA Instruments Corp*                                              554,394
        40,300      MTS Systems Inc                                                    506,269
        63,300      Renaissance Worldwide Inc*                                         395,625
        25,800      Synopsys Inc*                                                    1,193,249
        46,100      System Software Associates Inc*                                    152,706
        25,550      Tektronix Inc                                                      498,225
        12,600      Teradyne Inc*                                                      600,075
         6,900      Veeco Intruments Inc*                                              263,925
                                                                                 --------------
                                                                                    12,574,569
                                                                                 --------------

                    Telecommunications -- 1.0%
        23,200      Adtran Inc*                                                        475,600
        32,300      Brightpoint Inc*                                                   480,463
        17,700      Century Communications Corp*                                       613,969
        12,500      Century Telephone Enterprises Inc                                  771,875
        69,600      Premiere Technologies Inc*                                         635,100
        15,300      USA Networks Inc*                                                  608,175
                                                                                 --------------
                                                                                     3,585,182
                                                                                 --------------

                    Textiles -- 0.6%
         4,200      Crystal Brands Inc(a)                                                    --


              See accompanying notes to the financial statements.

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999

      Shares        Description                                                    Value ($)
--------------------------------------------------------------------------------------------------
                    Textiles -- continued
        26,750      Guilford Mills                                                     331,031
        48,300      Shaw Industries Inc                                              1,059,580
        14,300      Springs Industries Inc, Class A                                    475,475
        12,900      Westpoint Stevens Inc*                                             328,950
                                                                                 --------------
                                                                                     2,195,036
                                                                                 --------------

                    Transportation -- 4.3%
        21,500      Airborne Freight Corp                                              838,500
        23,550      Airline Express International Corp                                 413,597
       148,500      Airtran Holdings Inc*                                              501,188
        10,800      Alaska Airline Group Inc*                                          547,425
        28,100      American West Holdings Corp, Class B*                              477,700
        22,800      ASA Holdings Inc                                                   765,225
        18,700      Atlantic Coast Airlines Holdings*                                  598,400
        11,700      CNF Transportation Inc                                             494,325
        41,200      Comair Holdings Inc                                              1,550,149
        17,100      Continental Airlines Inc, Class B*                                 592,088
        18,800      Expeditors International Washington Inc                            875,375
        23,100      Fleetwood Enterprises Inc                                          749,306
        21,700      Gatx Corp                                                          750,006
        91,600      Halter Marine Group Inc*                                           366,400
        33,900      Heartland Express Inc*                                             546,638
        10,400      Landstar System Inc*                                               392,276
        17,600      Navistar International Corp*                                       756,800
        31,800      Ryder System Inc                                                   858,600
        21,600      Swift Transportation Co*                                           646,650
        23,700      Tidewater Inc                                                      445,856
        22,100      US Freightways Corp                                                704,438
        19,100      Viad Corp                                                          504,956
        39,900      Wisconsin Central Transport*                                       548,625
                                                                                 --------------
                                                                                    14,924,523
                                                                                 --------------

                    Utilities -- 8.6%
        32,100      Avista Corp                                                        525,638
        17,200      BEC Energy                                                         626,725
        23,800      Calenergy Inc*                                                     667,888
        12,200      Central Hudson Gas & Electric                                      442,250
         5,700      Cilcorp Inc                                                        338,794
        89,400      Citizens Utilities, Class B*                                       681,675
        13,400      Cleco Corp                                                         393,625
        22,800      CMP Group Inc                                                      384,750


              See accompanying notes to the financial statements.

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999

      Shares        Description                                                    Value ($)
--------------------------------------------------------------------------------------------------
                    Utilities -- continued
        14,300      Commonwealth Energy Systems                                        516,588
        72,650      Conectiv Inc                                                     1,539,271
        26,900      DQE Inc                                                          1,027,243
        37,300      Dynegy Inc                                                         447,600
        24,900      Eastern Utilities Associates                                       708,094
        60,600      El Paso Electric Co*                                               435,563
        21,600      Energen Corp                                                       302,400
        28,800      Energy East Corp                                                 1,544,399
        13,200      Hawaiian Electric Industry Inc                                     460,350
        41,700      Illinova Corp                                                      990,374
        19,700      Interstate Energy Corp                                             542,981
        52,000      Keyspan Energy Corp                                              1,377,999
        34,900      LG&E Energy Corp                                                   796,156
        28,000      MCN Corp                                                           498,750
        39,482      Midamerican Energy Holding Co                                    1,066,013
        12,600      Montana Power Co                                                   767,025
        16,900      Nevada Power Co                                                    404,544
        21,100      New England Electric System                                      1,027,305
       134,200      Niagara Mohawk Power Corp*                                       1,962,674
        98,700      Northeast Utilities*                                             1,474,330
        15,700      Nui Corporation                                                    360,119
        18,800      Oneok Inc                                                          506,425
         7,400      Orange and Rockland Utilities Inc                                  415,325
        26,300      Potomac Electric Power Co                                          641,063
        41,900      Public Services Co of New Mexico                                   644,213
        18,900      Puget Sound Power and Light Co                                     455,963
        23,500      Rochester Gas and Electric Corp                                    613,938
        22,400      Sempra Energy                                                      470,400
        11,900      Sierra Pacific Resources                                           408,319
        15,700      Southwest Natural Gas Corp                                         451,375
        13,600      TNP Enterprises Inc                                                397,800
        29,340      UniSource Energy Corp Holding Co*                                  339,244
         9,200      United Illuminating Co                                             408,250
        23,600      Utilicorp United Inc                                               811,250
        44,500      Western Gas Resources Inc                                          219,719
        30,500      Western Resources Inc                                              859,719
                                                                                 --------------
                                                                                    29,954,126
                                                                                 --------------

                    Total Common Stocks  (Cost  $383,042,190)                      339,472,082
                                                                                 --------------


              See accompanying notes to the financial statements.

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999

     Shares/
    Par Value ($)   Description                                                    Value ($)
--------------------------------------------------------------------------------------------------
                    Rights And Warrants -- 0.0%

                    Electronic Equipment -- 0.0%
        42,500      MEMC Electronic Materials Inc Rights*                                    --
                                                                                 --------------

                    Total Rights And Warrants  (Cost  $0)                                    --
                                                                                 --------------

                    Short-Term Investments -- 6.2%

                    Cash Equivalents -- 3.5%
   $   303,558      BankBoston Eurodollar Time Deposit, 5.005% due 4/30/99(c)           303,558
   $12,000,000      Prudential Securities Group Inc, Master Note, 5.075% due
                    6/14/99(c)                                                       12,000,000
                                                                                 --------------
                                                                                     12,303,558
                                                                                 --------------

                    U.S. Government -- 1.0%
   $ 3,570,000      U.S. Treasury Bill, 4.53%, due 4/29/99(d)                         3,543,029
                                                                                 --------------

                    Repurchase Agreements -- 1.7%
   $ 5,834,041      Salomon Smith Barney Inc. Repurchase Agreement, dated
                    2/26/99, due 3/1/99, with a maturity value of $5,835,995
                    and an effective yield of 4.02%, collateralized by a U.S.
                    Treasury Obligation with a rate of 7.00%, maturity date
                    of 7/15/06 and market value, including accrued interest,
                    of $5,950,721.                                                    5,834,041
                                                                                 --------------

                    Total Short-Term Investments
                    (Cost $21,681,086)                                               21,680,628
                                                                                 --------------

                    Total Investments -- 103.9%
                    (Cost $404,723,276)                                             361,152,710

                    Other Assets and Liabilities (net) -- (3.9)%                    (13,469,043)
                                                                                 --------------

                    TOTAL NET ASSETS -- 100%                                     $  347,683,667
                                                                                 ==============

                    Notes to the Schedule of Investments:

                  *   Non-income producing security.
                  (a) Bankrupt issuer.
                  (b) Valued by management (Note 1).
                  (c) Represents investments of security lending collateral (Note 1).
                  (d) All or a portion of this security has been segregated to cover margin requirements on open financial futures
                      contracts.

              See accompanying notes to the financial statements.

GMO Small Cap Value Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- February 28, 1999
--------------------------------------------------------------------------------





Assets:
   Investments, at value (cost $404,723,276) (Note 1)              $361,152,710
   Dividends and interest receivable                                    404,298
   Receivable for variation margin on open futures contracts             13,500
     (Notes 1 and 6)
   Receivable for expenses waived or borne by Manager (Note 2)           54,489
                                                                   ------------

      Total assets                                                  361,624,997
                                                                   ------------

Liabilities:
   Payable upon return of securities loaned (Note 1)                 12,303,558
   Payable for open swap contracts (Note 1 and 6)                     1,405,127
   Payable to affiliate for (Note 2):
     Management fee                                                     137,988
     Shareholder service fee                                             37,819
   Accrued expenses                                                      56,838
                                                                   ------------

      Total liabilities                                              13,941,330
                                                                   ------------

Net assets                                                         $347,683,667
                                                                   ============

Net assets consist of:
   Paid-in capital                                                 $389,817,026
   Accumulated undistributed net investment income                      552,066
   Accumulated undistributed net realized gain                        2,515,234
   Net unrealized depreciation                                      (45,200,659)
                                                                   ------------
                                                                   $347,683,667
                                                                   ============

Net assets attributable to:
   Class III shares                                                $347,683,667
                                                                   ============

Shares outstanding:
   Class III                                                         29,733,908
                                                                   ============

Net asset value per share:
   Class III                                                       $      11.69
                                                                   ============

              See accompanying notes to the financial statements.            19

GMO Small Cap Value Fund
(A Series of GMO Trust)

Statement of Operations -- Year Ended February 28, 1999
--------------------------------------------------------------------------------





Investment Income:
   Dividends (net of withholding taxes of $7,417)                $   6,577,086
   Interest (including securities lending income of $188,781)          880,844
                                                                 -------------

      Total income                                                   7,457,930
                                                                 -------------

Expenses:
   Management fee (Note 2)                                           2,529,395
   Custodian and transfer agent fees                                   140,543
   Audit fees                                                           40,514
   Legal fees                                                            8,567
   Trustees fees (Note 2)                                                4,846
   Registration fees                                                     1,439
   Miscellaneous                                                         4,753
   Fees waived or borne by Manager (Note 2)                         (1,060,654)
                                                                 -------------
                                                                     1,669,403
   Shareholder service fee (Note 2)
      Class III                                                        758,820
                                                                 -------------
      Net expenses                                                   2,428,223
                                                                 -------------

        Net investment income                                        5,029,707
                                                                 -------------

Realized and unrealized gain (loss):
   Net realized gain (loss) on:
      Investments                                                   93,678,029
      Closed futures contracts                                      (2,406,486)
      Closed swap contracts                                         (7,574,681)
                                                                 -------------

        Net realized gain                                           83,696,862
                                                                 -------------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                                 (160,633,965)
      Open futures contracts                                          (340,394)
      Open swap contracts                                           (1,405,127)
                                                                 -------------

        Net unrealized loss                                       (162,379,486)
                                                                 -------------

      Net realized and unrealized loss                             (78,682,624)
                                                                 -------------

Net decrease in net assets resulting from operations             $ (73,652,917)
                                                                 =============


20            See accompanying notes to the financial statements.

GMO Small Cap Value Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------




                                                          Year Ended
                                                         February 28,
                                                 ------------------------------
                                                     1999             1998
                                                 -------------    -------------


Increase (decrease) in net assets:
Operations:
   Net investment income                        $   5,029,707    $  11,043,966
   Net realized gain                               83,696,862      117,624,535
   Change in net unrealized appreciation
     (depreciation)                              (162,379,486)      89,479,085
                                                -------------    -------------

   Net increase (decrease) in net assets
     resulting from operations                    (73,652,917)     218,147,586
                                                -------------    -------------

Distributions to shareholders from:
   Net investment income
      Class I                                              --          (26,599)
      Class III                                    (5,866,332)     (11,940,475)
                                                -------------    -------------
      Total distributions from net investment
      income                                       (5,866,332)     (11,967,074)
                                                -------------    -------------
   Net realized gains
      Class I                                              --         (323,423)
      Class III                                  (102,038,674)     (97,888,562)
                                                -------------    -------------
      Total distributions from net realized
      gains                                      (102,038,674)     (98,211,985)
                                                -------------    -------------

                                                 (107,905,006)    (110,179,059)
                                                -------------    -------------
   Net share transactions: (Note 5)
      Class I                                              --       (1,301,006)
      Class III                                  (240,370,696)       6,180,752
                                                -------------    -------------
   Increase (decrease) in net assets resulting
     from net share transactions                 (240,370,696)       4,879,746
                                                -------------    -------------

     Total increase (decrease) in net assets     (421,928,619)     112,848,273

Net assets:
   Beginning of period                            769,612,286      656,764,013
                                                -------------    -------------


   End of period (including accumulated
     undistributed net investment income of
     $552,066 and $1,408,321, respectively)     $ 347,683,667    $ 769,612,286
                                                =============    =============


              See accompanying notes to the financial statements.             21

GMO Small Cap Value Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class I share outstanding throughout each period)
----------------------------------------------------------------------------------------




                                            Period from       Period from January 2, 1997
                                           March 1, 1997      (commencement of operations)
                                        to January 9, 1998        to February 28, 1997
                                        -------------------   -----------------------------
Net asset value, beginning of period          $15.89                   $15.34
                                              ------                   ------


Income from investment operations:
   Net investment income                        0.22+                    0.05
   Net realized and unrealized gain             3.00                     0.50
                                              ------                   ------

     Total from investment operations           3.22                     0.55
                                              ------                   ------


Less distributions to shareholders:
   From net investment income                  (0.27)                      --
   From net realized gains                     (2.44)                      --
                                              ------                   ------

     Total distributions                       (2.71)                      --
                                              ------                   ------
Net asset value, end of period                $16.40(c)                $15.89
                                              ======                   ======

Total Return (a)                               20.55%                    3.52%

Ratios/Supplemental Data:
   Net assets, end of period (000's)              --                   $1,391
   Net expenses to average daily net assets     0.61%*                   0.61%*
   Net investment income to average
     daily net assets                           1.45%*                   1.87%*
   Portfolio turnover rate                        56%                      58%
   Fees and expenses voluntarily waived
     or borne by the Manager consisted
     of the following per share amounts:       $0.03                       (b)

(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Fees and expenses waived or borne by the Manager were less than $0.01 per share.
(c) All Class I shares of the Fund were exchanged for Class III shares on January 9, 1998. Amount represents ending net asset value per share on January 9, 1998.
+   Computed using average shares outstanding throughout the period.
*   Annualized.

                 See accompanying notes to the financial statements.

GMO Small Cap Value Fund
(A Series of GMO Trust)


Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------


                                                         Year Ended February 28/29,
                                            ---------------------------------------------------
                                              1999       1998       1997       1996       1995
                                            --------   -------    -------    -------    -------
Net asset value, beginning of period       $  18.28   $  15.89   $  13.89   $  13.61   $  14.31
                                           --------   --------   --------   --------   --------
Income from investment operations:
   Net investment income                       0.18       0.27       0.28       0.23       0.20
   Net realized and unrealized gain (loss)    (2.50)      4.85       2.32       3.20       0.34
                                           --------   --------   --------   --------   --------

     Total from investment operations         (2.32)      5.12       2.60       3.43       0.54
                                           --------   --------   --------   --------   --------

Less distributions to shareholders:
   From net investment income                 (0.19)     (0.29)     (0.27)     (0.23)     (0.20)
   From net realized gains                    (4.08)     (2.44)     (0.33)     (2.92)     (1.04)
                                           --------   --------   --------   --------   --------

     Total distributions                      (4.27)     (2.73)     (0.60)     (3.15)     (1.24)
                                           --------   --------   --------   --------   --------
Net asset value, end of period             $  11.69   $  18.28   $  15.89   $  13.89   $  13.61
                                           ========   ========   ========   ========   ========
Total Return (a)                             (14.74)%    34.43%     19.12%     27.18%      4.48%

Ratios/Supplemental Data:
   Net assets, end of period (000's)       $347,684   $769,612   $655,373   $231,533   $235,781
   Net expenses to average
     daily net assets                          0.48%      0.48%      0.48%      0.48%      0.48%
   Net investment income to
     average daily net assets                  0.99%      1.51%      2.15%      1.67%      1.55%
   Portfolio turnover rate                       49%        56%        58%       135%        54%
   Fees and expenses voluntarily waived or
     borne by the Manager consisted of the
     following per share amounts:          $   0.04   $   0.04   $   0.03   $   0.02   $   0.01

(a)Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.

              See accompanying notes to the financial statements.

GMO Small Cap Value Fund
(A Series of GMO Trust)

Notes to Financial Statements
February 28, 1999
-------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO Small Cap Value Fund (the "Fund"), is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks long-term growth of capital through investment primarily in companies whose equity capitalization ranks in the lower two-thirds of the 1,800 companies with the largest equity capitalization whose securities are listed on a United States national securities exchange.

     Prior to January 9, 1998, the Fund offered three classes of shares: Class I, Class II and Class III. Effective January 9, 1998, Class I shares ceased operations and all shares were exchanged for Class III shares, and Class II shares ceased to be offered. The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     Futures contracts
     The Fund may purchase and sell futures contracts on the domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a specified price at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other fund instruments. Upon entering into a futures contract, the Fund is required to deposit

GMO Small Cap Value Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
-------------------------------------------------------------------------------

     with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of February 28, 1999.


     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     Security lending
     The Fund may lend its securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At February 28, 1999, the Fund loaned securities having a market value of $11,595,327, collateralized by cash in the amount of $12,303,558, which was invested in short-term instruments.

     Swap agreements
     The Fund may enter into swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund also enters into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the

GMO Small Cap Value Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in the price of the security or index underlying these transactions. See Note 6 for a summary of the open swap agreement as of February 28, 1999.

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatment for redemptions in-kind. Gains resulting from such in-kind transactions amounted to $20,574,528. The Fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

     The following reclassification represents the cumulative amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 28, 1999. This reclassification has no impact on net investment income, realized gain/loss and net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

    Accumulated                   Accumulated
 Undistributed Net             Undistributed Net
 Investment Income               Realized Gain             Paid-in Capital
----------------------      ------------------------   ------------------------
    $ (19,630)                  $ (25,255,631)              $ 25,275,261

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial

GMO Small Cap Value Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

     Purchases and redemptions of Fund shares
     The premium on cash purchases and fee on redemptions of Fund shares is .50% of the amount invested or redeemed. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. Purchase premiums are included as part of each class' "shares sold" and redemption fees are included as part of each class' "shares repurchased", respectively, as summarized in Note 5. For the year ended February 28, 1999, the Fund received $336,045 in purchase premiums and $1,678,317 in redemption fees. There is no premium for reinvested distributions or in-kind transactions.

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .50% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

     GMO agreed to waive a portion of its fee and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed .33% of average daily net assets.

     Effective March 1, 1999, GMO's contractual management fee was reduced to .33% of average daily net assets. GMO entered into a binding agreement effective until February 29, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

GMO Small Cap Value Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
-------------------------------------------------------------------------------

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the year ended February 28, 1999 was $4,846. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.       Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 28, 1999, aggregated $257,276,335 and $589,800,257, respectively.

     At February 28, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                                Gross Unrealized        Gross Unrealized         Net Unrealized
         Aggregate Cost           Appreciation            Depreciation            Depreciation
     ----------------------- ----------------------- ----------------------  ---------------------
         $ 408,453,734            $ 32,669,618            $ 79,970,642            $ 47,301,024


4.   Principal shareholder

     At February 28, 1999, 10.5% of the outstanding shares of the Fund were held by one shareholder.

GMO Small Cap Value Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including a class' portion of the purchase premiums and redemption fees received by the Fund, were as follows:

                                                                                 Period from
      Class I:                                                                  March 1, 1997
                                                                             to January 9, 1998
                                                                        ------------------------------
                                                                           Shares          Amount
                                                                        -------------- ---------------
      Shares sold                                                             55,930  $     1,050,044
      Shares issued to shareholders
           in reinvestment of distributions                                   20,915          350,022
      Shares repurchased                                                    (164,410)      (2,701,072)
                                                                        -------------- ---------------
      Net decrease                                                           (87,565) $    (1,301,006)
                                                                        ============== ===============

                                                    Year Ended                   Year Ended
      Class III:                                February 28, 1999             February 28, 1998
                                           ---------------------------   -----------------------------
                                              Shares         Amount        Shares          Amount
                                           ------------- -------------   ------------- ---------------
      Shares sold                            6,086,481  $   84,771,299     8,025,013  $  137,024,478
      Shares issued to shareholders
           in reinvestment of distributions  7,418,240     103,948,872     6,187,157     103,690,318
      Shares repurchased                   (25,867,398)   (429,090,867)  (13,350,357)   (234,534,044)
                                           ------------- -------------   ------------- --------------
      Net increase (decrease)              (12,362,677) $ (240,370,696)      861,813  $    6,180,752
                                           ============= =============   ============= ===============

GMO Small Cap Value Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------


6.   Financial instruments

     A summary of outstanding financial instruments at February 28, 1999 is as follows:

     Long futures contracts


         Number of                                                                    Net Unrealized
         Contracts            Type          Expiration Date        Contract Value      Depreciation
       ---------------   ---------------  ---------------------  -------------------  ---------------
             20           Russell 2000         March 1999             $3,933,500       $ (224,966)
                                                                                      ===============


     At February 28, 1999, the Fund has sufficient cash and/or securities to cover any commitments or margin on open futures contracts.

     Swap agreements
                                                                                           Net
        Notional Amount   Expiration                                                   Unrealized
       Fund/Counterparty     Date                       Description                   Depreciation
     -------------------  ------------ ---------------------------------------------  ---------------
     $    16,784,010/       7/16/99    Agreement with Lehman Brothers Finance S.A.  $    (500,332)
           13,405,735                  dated 7/16/98 to pay (receive) the
                                       notional amount multiplied by the return
                                       on the Standard & Poor's 500 Index
                                       (including dividends) less the notional
                                       amount multiplied by 3 month LIBOR
                                       adjusted by a specified spread and to
                                       receive (pay) the change in market value
                                       of a basket of selected securities
                                       (including dividends) less the
                                       counterparty's notional amount multiplied
                                       by 3 month LIBOR adjusted by a specified
                                       spread.

          29,482,854/       9/17/99    Agreement with Deutsche Bank AG dated             (904,795)
           24,677,038                  9/18/98 to pay (receive) the notional amount
                                       multiplied by the return on the Standard
                                       & Poor's 500 Index (including dividends)
                                       less the notional amount multiplied by 3
                                       month LIBOR adjusted by a specified
                                       spread and to receive (pay) the change in
                                       market value of a basket of selected
                                       securities (including dividends) less the
                                       counterparty's notional amount multiplied
                                       by 3 month LIBOR adjusted by a specified
                                       spread.
                                                                                      ---------------
                                                                                     $ (1,405,127)
                                                                                      ===============

GMO Small Cap Value Fund
(A Series of GMO Trust)

Federal Tax Information -- (Unaudited)
--------------------------------------------------------------------------------

     For the fiscal year ended February 28, 1999, all of the Fund's distributions are from investment company taxable income, except that the Fund has designated 78% of distributions as net capital gain dividends.

GMO Small Cap Value Fund
(A Series of GMO Trust)


 ------------------------------------------------------------------------------

Portfolio Managers
------------------

Mr. R. Jeremy Grantham, Mr. Christopher Darnell and Mr. Robert Soucy are primarily responsible for the day-to-day management of the Fund's portfolio. Mssrs. Grantham and Darnell have each been portfolio managers at Grantham, Mayo, Van Otterloo & Co. LLC for more than fifteen years; Mr. Soucy for more than ten years.


Management Discussion and Analysis of Fund Performance
------------------------------------------------------

The Class III shares of the GMO Small Cap Value Fund returned -14.7% for the fiscal year ended February 28, 1999, as compared to 19.7% for the S&P 500. The Russell 2500 Value Index returned -13.4% for the same period. Consistent with the Fund's investment objectives and policies, the Fund was primarily invested in common stocks throughout the period.

In the fiscal year that just ended, small-capitalization stocks struggled to keep pace with the larger capitalization stocks that posted record valuations despite lofty multiples. The period was one in which sound investment principles and value investing took a backseat to a fixation on large, well-known names. The GMO Small Cap Value Fund underperformed the Russell 2500 Value Index by 1.3% for the period.

Strong performing sectors in the Russell 2500 Value Index included consumer staples, which benefited from the strong economy and low unemployment, as well as utilities which performed well in an environment of declining interest rates. Both technology and healthcare had extremely strong performance during this period as well. On the other hand, the integrated oils and energy sectors posted negative returns due in part to declining commodity prices.

The GMO Small Cap Value Fund selects stocks based on four strategies: price to fair value, price to book, price to sales and price to cash flow. Using these strategies, our stock selection was positive from our holdings in the utilities, consumer discretionary and producer durable sectors. This was offset by weak stock selection in healthcare, technology and financial services.

Our sector emphasis had a marginal impact on overall performance. Our overweight position in healthcare, which added to performance, was partially offset by our underweight position in utilities, which detracted from returns as this sector outperformed during the period.

Outlook
-------

Since 1983, small-capitalization stocks have lagged their larger counterparts. At the current time, they look increasingly attractive relative to large capitalization stocks on a number of measures--price to book, price to cash flow, price to sales and price to fair value. Today, small-cap stocks are at their cheapest relative price since the late 1970's when institutions began to treat small-cap stocks as a separate asset class. Small-cap value stocks are, in our view, particularly undervalued. We believe that this bodes well for the relative returns of small-cap stocks over the next few years. The Small Cap Value Fund is a broadly diversified portfolio of stocks that is likely to perform well when the sector rebounds.

The views expressed here are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC Management. They are not meant as investment advice.

           Comparison of Change in Value of a $10,000 Investment in GMO Small Cap Value Fund Class III Shares and the Russell 2500 Value Index
                            As of February 28, 1999

                  ---------------------------------------
                         Average Annual Total Return
                  ---------------------------------------

                                             Inception
                         1yr          5yr     12/31/91
                  ---------------------------------------
                        -15.6        12.4       15.3
                  ---------------------------------------

                           [LINE GRAPH APPEARS HERE]


Date         GMO Small Cap Value Fund              Russell 2500 Value Index      GMO Russell 2500 Value +
                 Class III Shares
   1/31/91
  12/31/91                            9,950                        10,000                        10,000
   3/31/92                           10,965                        10,844                        10,427
   6/30/92                           10,975                        10,827                         9,954
   9/30/92                           11,215                        11,151                        10,226
  12/31/92                           12,360                        12,490                        11,617
   3/31/93                           13,396                        13,619                        12,168
   6/30/93                           13,580                        13,873                        12,423
   9/30/93                           14,355                        14,739                        13,303
  12/31/93                           14,851                        14,899                        13,540
   3/31/94                           14,701                        14,665                        13,240
   6/30/94                           14,229                        14,525                        12,772
   9/30/94                           15,491                        15,225                        13,700
  12/31/94                           15,422                        14,706                        13,409
   3/31/95                           16,364                        15,627                        14,400
   6/30/95                           17,499                        17,016                        15,683
   9/30/95                           19,190                        18,378                        17,190
  12/31/95                           19,628                        19,082                        17,660
   3/31/96                           20,802                        19,944                        18,694
   6/30/96                           21,509                        20,555                        19,472
   9/30/96                           22,074                        21,192                        19,911
  12/31/96                           23,585                        23,317                        21,019
   3/31/97                           23,402                        23,505                        21,188
   6/30/97                           27,021                        26,836                        24,190
   9/30/97                           30,956                        30,175                        27,200
  12/31/97                           30,595                        31,033                        27,974
   3/31/98                           34,005                        33,994                        30,643
   6/30/98                           32,855                        32,775                        29,543
   9/30/98                           26,839                        27,375                        24,676
  12/31/98                           30,605                        30,434                        27,434
   2/28/99                           27,682                        28,041                        25,277


Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on reinvested distributions. Each performance figure assumes purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of 50 bp on the purchase and 50 bp on the redemption. Transaction fees are paid to the Fund to cover trading costs. Past performance is not indicative of future performance. Information is unaudited.

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Annual Report
February 28, 1999

Report of Independent Accountants

To the Trustees of GMO Trust and the Shareholders of GMO Tobacco-Free Core Fund (A Series of GMO Trust)



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Tobacco Free Core Fund at February 28, 1999 and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
Boston, Massachusetts
April 12, 1999

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Schedule of Investments (continued)
(showing percentage of total net assets)
February 28, 1999


  Shares        Description                                     Value ($)
----------------------------------------------------------------------------

                COMMON STOCKS -- 81.0%

                Advertising -- 0.2%
     4,400      Interpublic Group Inc                              329,175
                                                             --------------

                Aerospace -- 0.5%
    14,200      Allied Signal Inc                                  587,525
     3,500      General Dynamics Corp                              211,531
     2,700      Lockheed Martin Corp                               101,756
     4,100      Northrop Grumman Corp                              255,481
                                                             --------------
                                                                 1,156,293
                                                             --------------

                Automotive -- 3.4%
       900      Dana Corp                                           33,975
     2,800      Eaton Corp                                         194,250
    50,000      Ford Motor Co                                    2,965,624
    43,400      General Motors Corp                              3,583,212
     7,700      Genuine Parts Co                                   230,519
    10,500      Goodyear Tire & Rubber Co                          485,625
     3,400      Lear Corp *                                        120,063
                                                             --------------
                                                                 7,613,268
                                                             --------------

                Banking and Financial Services -- 8.4%
     1,400      American Express Co                                151,900
     9,375      Amsouth Bancorp                                    440,625
    15,390      Bank One Corp                                      827,213
    36,064      BankAmerica Corp                                 2,355,429
     5,300      Bankers Trust New York Corp                        461,100
    14,002      Bear Stearns Inc                                   599,450
    14,215      Citigroup Inc                                      835,131
    16,300      Countrywide Credit Industry Inc                    617,363
    16,700      Dime Bancorp Inc                                   413,325
     6,700      Donaldson Lufkin & Jenrette                        381,900
    11,950      Edwards (AG) Inc                                   389,122
     5,900      Federal Home Loan Mortgage Corp                    347,363
    16,400      Federal National Mortgage Association            1,148,000
     3,800      Fifth Third Bancorp                                251,038
     1,000      First American Corp                                 40,563
    18,700      First Union Corp                                   996,944
     7,700      Firstar Corp                                       644,875
    12,900      Franklin Resources Inc                             410,381
       400      Golden West Financial Corp                          37,575
     5,300      Greenpoint Financial Corp                          162,644


               See accompanying notes to the financial statements.            1

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


   Shares        Description                                     Value ($)
----------------------------------------------------------------------------

                 Banking and Financial Services -- continued
      3,500      Huntington Bancshares Inc                          111,125
     16,600      Lehman Brothers Holding Inc                        879,800
        100      M & T Bank Corp                                     47,575
     26,900      MBNA Corp                                          652,325
      9,400      Merrill Lynch                                      721,450
      1,800      MGIC Investment Corp                                61,313
     12,345      Morgan Stanley Dean Witter & Co                  1,117,223
      6,000      National City Corp                                 419,250
      4,200      Old Kent Financial Corp                            184,275
     13,800      Paine Webber Group Inc                             515,775
     11,050      Providian Financial Corp                         1,128,481
      3,500      Republic New York Corp                             158,594
      2,800      Suntrust Banks Inc                                 190,225
     13,800      U.S. Bancorp                                       445,913
      2,900      UnionBanCal Corp                                    91,169
      7,252      Washington Mutual Inc                              290,080
     11,600      Wells Fargo & Co                                   426,300
                                                              --------------
                                                                 18,952,814
                                                              --------------

                 Chemicals -- 1.0%
      6,800      Eastman Chemical Co                                320,875
      4,200      Great Lakes Chemical Corp                          163,538
      4,200      PPG Industries Inc                                 218,663
     14,500      Praxair Inc                                        506,594
      7,600      Rohm & Haas Co                                     237,500
     17,300      Union Carbide Corp                                 761,200
                                                              --------------
                                                                  2,208,370
                                                              --------------

                 Computer and Office Equipment -- 3.0%
      8,200      Apple Computer Inc *                               285,463
      9,800      Electronic Data Systems Corp                       455,700
     23,700      EMC Corp *                                       2,426,287
     11,900      Gateway 2000 Inc *                                 864,981
      7,400      IBM Corp                                         1,258,000
      4,300      Lexmark International Group Inc *                  443,706
      1,700      Micron Technology Inc *                             97,963
      2,400      Symbol Technologies Inc                            127,200
     27,400      Unisys Corp *                                      816,863
                                                              --------------
                                                                  6,776,163
                                                              --------------


2              See accompanying notes to the financial statements.

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


   Shares        Description                                     Value ($)
----------------------------------------------------------------------------

                 Construction -- 2.5%
     10,600      Georgia-Pacific Corp                               776,450
     60,700      Home Depot Inc                                   3,623,030
     22,500      Lowes Co Inc                                     1,334,531
                                                              --------------
                                                                  5,734,011
                                                              --------------

                 Consumer Goods -- 1.7%
      6,200      Eastman Kodak Co                                   410,363
     12,300      Fortune Brands Inc                                 370,538
      6,250      Hasbro Inc                                         231,250
      4,400      Johnson Controls                                   270,600
      7,400      Mattel Co                                          195,175
     16,300      Maytag Corp                                        913,819
     11,500      Newell Co                                          488,750
      3,000      Nike Inc, Class B                                  160,875
     11,200      VF Corp                                            539,000
      8,600      Whirlpool Corp                                     374,100
                                                              --------------
                                                                  3,954,470
                                                              --------------

                 Electronic Equipment -- 1.1%
      8,100      Cooper Industries Inc                              354,375
     26,800      General Instrument Corp *                          783,900
      6,700      Harris Corp                                        208,538
      2,900      Litton Industries *                                162,763
     19,300      Raytheon Co, Class B                             1,031,344
                                                              --------------
                                                                  2,540,920
                                                              --------------

                 Food and Beverage -- 1.9%
     20,400      Anheuser Busch Cos Inc                           1,564,424
      4,739      Archer Daniels Midland Co                           71,677
      5,100      Bestfoods                                          239,381
      2,600      Heinz (HJ) Co                                      141,538
     12,300      McDonald's Corp                                  1,045,500
     18,300      Seagrams Co Ltd                                    848,663
      5,400      Unilever NV ADR                                    391,163
                                                              --------------
                                                                  4,302,346
                                                              --------------

                 Health Care -- 3.8%
      1,800      Becton Dickinson & Co                               60,300
     51,200      Columbia HCA Healthcare Corp                       915,200
     24,300      Healthsouth Corp *                                 282,488
      5,500      Hillenbrand Industries Inc                         230,313
     61,100      Johnson & Johnson                                5,216,412


               See accompanying notes to the financial statements.            3

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


   Shares        Description                                     Value ($)
----------------------------------------------------------------------------

                 Health Care -- continued
     11,600      Pharmacia & Upjohn Inc                             631,475
     11,100      Tenet Healthcare Corp *                            218,531
     10,700      United Healthcare Corp                             527,644
      7,900      Wellpoint Health Network *                         623,113
                                                              --------------
                                                                  8,705,476
                                                              --------------

                 Insurance -- 2.8%
     14,800      Aetna Life and Casualty Co                       1,096,125
      3,100      AMBAC Inc                                          173,600
     10,600      Cigna Corp                                         832,100
      4,600      Cincinnati Financial Corp                          161,288
      5,900      CNA Financial Corp *                               200,231
     31,466      Conseco Inc                                        942,013
      2,400      Equitable Companies Inc                            162,150
      3,400      Hartford Financial Services Group Inc              183,813
      5,500      Humana Inc *                                        96,250
      9,150      Old Republic International Corp                    172,134
      1,800      Pacificare Health Systems, Class B *               130,050
      9,300      Safeco Corp                                        373,744
     16,300      Saint Paul Cos Inc                                 527,713
     18,300      Torchmark Corp                                     608,475
     10,000      Transamerica Corp                                  725,625
                                                              --------------
                                                                  6,385,311
                                                              --------------

                 Machinery -- 0.0%
      3,100      Case Corp                                           60,450
                                                              --------------

                 Manufacturing -- 1.5%
      6,800      American Greetings Corp                            161,075
      7,100      Leggett & Platt Inc                                148,656
     14,800      Minnesota Mining and Manufacturing Co            1,096,125
     18,100      Owens Illinois Inc *                               433,269
      7,500      Rockwell International Corp                        333,281
      6,600      Temple Inland Inc                                  395,588
      7,000      United Technologies Corp                           867,125
                                                              --------------
                                                                  3,435,119
                                                              --------------

                 Metals and Mining -- 0.2%
     10,900      Phelps Dodge Corp                                  528,650
                                                              --------------

                 Oil and Gas -- 3.6%
      6,300      Amerada Hess Corp                                  285,863


4              See accompanying notes to the financial statements.

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


   Shares        Description                                     Value ($)
----------------------------------------------------------------------------

                 Oil and Gas -- continued
     23,700      Atlantic Richfield Co                            1,294,613
     10,400      Burlington Resources Inc                           336,700
      6,100      Chevron Corp                                       468,938
      4,600      Columbia Energy Group                              232,300
      6,900      Consolidated Natural Gas Co                        379,069
      4,700      Diamond Offshore Drilling Inc                       97,231
     11,800      Enron Oil & Gas                                    194,700
        100      Exxon Corp                                           6,656
     11,300      Mobil Corp                                         940,019
     34,700      Occidental Petroleum Corp                          522,669
     17,100      Phillips Petroleum Co                              661,556
      5,700      Sonat Inc                                          144,281
     20,500      Texaco Inc                                         954,531
     24,300      Union Pacific Resources Group                      217,181
     22,600      Unocal Corp                                        637,038
     30,000      USX - Marathon Group                               620,625
      7,100      Vastar Resources Inc                               273,350
                                                              --------------
                                                                  8,267,320
                                                              --------------

                 Paper and Allied Products -- 0.1%
      2,000      Mead Corp                                           60,875
      6,030      Sonoco Products Co                                 147,735
      3,700      Westvaco Corp                                       82,788
                                                              --------------
                                                                    291,398
                                                              --------------

                 Pharmaceuticals -- 5.8%
    105,800      Abbott Laboratories                              4,913,087
      4,600      Allergan Inc                                       374,900
     23,800      American Home Products Corp                      1,416,100
     23,600      Amgen Inc *                                      2,947,049
      2,854      McKesson HBOC Inc                                  194,072
     10,400      Pfizer Inc                                       1,372,150
     28,700      Schering Plough Corp                             1,605,405
        200      Warner Lambert Co                                   13,813
      8,000      Watson Pharmaceutical Inc *                        386,500
                                                              --------------
                                                                 13,223,076
                                                              --------------

                 Primary Materials -- 0.4%
     11,400      Crown Cork & Seal Inc                              316,350
      8,400      Rubbermaid Inc                                     277,725
      1,700      Vulcan Materials Co                                229,075
                                                              --------------
                                                                    823,150
                                                              --------------


               See accompanying notes to the financial statements.            5

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


   Shares        Description                                     Value ($)
----------------------------------------------------------------------------

                 Primary Processing -- 0.3%
      2,700      Dow Chemical Co                                    265,613
      8,600      Nucor Corp                                         383,238
        300      USX-US Steel Group Inc                               7,594
                                                              --------------
                                                                    656,445
                                                              --------------

                 Printing and Publishing -- 0.2%
      4,800      Dow Jones and Co Inc                               225,600
      1,400      Gannett Co Inc                                      88,900
      1,400      New York Times Co, Class A                          43,400
        300      Washington Post Co, Class B                        164,963
                                                              --------------
                                                                    522,863
                                                              --------------

                 Refining -- 0.1%
      3,800      Royal Dutch Petroleum Co                           166,725
      5,900      Tosco Corp                                         122,056
                                                              --------------
                                                                    288,781
                                                              --------------

                 Retail Trade -- 7.2%
     15,400      Albertsons Inc                                     877,800
      7,000      American Stores Co                                 236,250
     14,000      Autozone Inc *                                     490,000
     15,700      Best Buy Co Inc *                                1,456,175
     11,400      Dillards Department Stores Inc                     283,575
      4,700      Food Products Lion Inc                              45,825
     45,825      Gap Inc                                          2,964,304
     32,900      Kmart Corp *                                       575,750
      9,100      Kroger Co *                                        588,656
      3,900      Limited Inc                                        138,450
        200      Penney (JC) Co Inc                                   7,225
        900      Rite Aid Corp                                       37,238
     19,800      Staples Inc *                                      582,245
     15,200      TJX Cos Inc                                        434,150
     32,200      Toys R Us Inc *                                    454,825
     73,700      Wal Mart Stores Inc                              6,365,837
     21,400      Walgreen Co                                        684,800
      4,800      Winn-Dixie Stores Inc                              210,300
                                                              --------------
                                                                 16,433,405
                                                              --------------

                 Services -- 1.4%
        700      BHC Communications Inc, Class A                     80,150
      2,600      Cendant Corp *                                      43,063



6              See accompanying notes to the financial statements.

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


   Shares        Description                                    Value ($)
----------------------------------------------------------------------------

                 Services -- continued
     11,200      Fluor Corp                                         394,100
      2,500      Hertz Corp                                          99,531
      8,900      Marriott International Inc, Class A                320,400
     33,500      Time Warner Inc                                  2,160,749
                                                              --------------
                                                                  3,097,993
                                                              --------------

                 Technology -- 12.3%
      3,800      Adobe Systems Inc                                  152,950
     26,000      BMC Software Inc *                               1,062,750
      5,200      Ceridian Corp *                                    372,450
     71,850      Cisco Systems Inc *                              7,027,827
     11,200      Computer Sciences Corp                             746,200
     16,100      Dell Computer Corp *                             1,290,013
     11,300      First Data Corp                                    432,225
      9,300      Grainger (WW) Inc                                  413,850
     48,800      Intel Corp                                       5,852,949
     51,000      Microsoft Corp *                                 7,656,374
     53,600      Novell Inc *                                     1,038,500
     19,800      Oracle Corp *                                    1,106,325
     23,700      Seagate Technology Corp *                          685,819
        400      Xerox Corp                                          22,075
                                                              --------------
                                                                 27,860,307
                                                              --------------

                 Telecommunications -- 10.8%
      8,000      Airtouch Communications Inc *                      728,500
      5,000      Alltel Corp                                        299,375
     22,700      Ameritech Corp                                   1,484,012
     63,300      AT & T Corp                                      5,198,512
     37,186      Bell Atlantic Corp                               2,135,870
     26,900      Bellsouth Corp                                   1,244,125
     10,500      Cablevision Systems Corp *                         682,500
     11,500      Century Telephone Enterprises Inc                  710,125
      7,800      Comcast Corp                                       553,313
     40,600      GTE Corp                                         2,633,924
     17,292      MCI Worldcom Inc *                               1,426,590
     43,332      SBC Communications                               2,291,179
     13,400      Sprint Corp                                      1,149,888
     10,900      Tele-Communications, Class A *                     684,656
     30,300      US West Inc                                      1,615,368
     19,100      Viacom Inc, Class B *                            1,687,962
                                                              --------------
                                                                 24,525,899
                                                              --------------


               See accompanying notes to the financial statements.            7

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


   Shares        Description                                     Value ($)
----------------------------------------------------------------------------

                 Transportation -- 1.7%
      6,900      AMR Corp *                                         382,519
     56,700      Burlington Northern Santa Fe Railroad Co         1,878,187
     13,700      CSX Corp                                           537,725
      8,800      Norfolk Southern Corp                              246,950
      9,400      UAL Corp *                                         561,650
      3,400      USAir Group Inc *                                  161,075
                                                              --------------
                                                                  3,768,106
                                                              --------------

                 Utilities -- 5.1%
     16,600      Baltimore Gas and Electric Co                      425,375
     25,500      Central & South West Corp                          632,719
     22,800      Coastal Corp                                       729,600
      8,400      Consolidated Edison Inc                            392,700
      5,100      Dominion Resources Inc                             196,988
     24,500      DTE Energy Co                                      967,750
      5,800      El Paso Energy Corp                                211,338
     51,600      Entergy Corp                                     1,457,700
     14,900      Firstenergy Corp                                   435,825
     20,200      General Public Utilities Inc                       805,475
      6,500      Keyspan Energy Corp                                172,250
     20,800      Niagara Mohawk Power Corp *                        304,200
     16,800      Peco Energy Co                                     595,350
     21,000      PG & E Corp                                        661,500
      6,200      Potomac Electric Power Co                          151,125
     17,000      PP & L Resources Inc                               433,500
     25,800      Public Service Enterprise Group Inc                980,400
     10,100      Reliant Energy Inc                                 270,806
      3,000      Scana Corp                                          70,500
      3,100      Teco Energy Inc                                     67,038
     25,500      Texas Utilities Co                               1,082,156
     16,300      Unicom Corp                                        579,669
                                                              --------------
                                                                 11,623,964
                                                              --------------

                 TOTAL COMMON STOCKS  (COST  $164,201,593)      184,065,543
                                                              --------------


8              See accompanying notes to the financial statements.

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


     Shares/
  Par Value ($)   Description                                                    Value ($)
---------------------------------------------------------------------------------------------
                  SHORT-TERM INVESTMENTS -- 17.5%

                  Cash Equivalents -- 6.5%
 $   707,950      BankBoston Eurodollar Time Deposit, 5.005% due 4/30/99(a)          707,950
   2,004,050      Merrimac Cash Fund Premium Class(a)                              2,004,050
 $12,000,000      Prudential Securities Group Inc, Master Note, 5.075% due
                  6/14/99(a)                                                      12,000,000
                                                                               -------------
                                                                                  14,712,000
                                                                               -------------

                  Repurchase Agreements -- 10.0%
 $11,415,248      Prudential Securities Inc. Repurchase Agreement, dated
                  2/26/99, due 3/1/99, with a maturity value of $11,419,110
                  and an effective yield of 4.06%, collateralized by a U.S.
                  Government Agency Obligation with a rate of 7.30%, maturity date of 8/01/24 and market value, including accrued
                  interest, of $11,643,563.                                       11,415,248

 $11,415,248      Salomon Smith Barney Inc. Repurchase Agreement, dated
                  2/26/99, due 3/1/99, with a maturity value of $11,419,072
                  and an effective yield of 4.02%, collateralized by a U.S.
                  Treasury Obligation with a rate of 7.00%, maturity date
                  of 7/15/06 and market value, including accrued interest,
                  of $11,643,553.                                                 11,415,248
                                                                               -------------
                                                                                  22,830,496
                                                                               -------------
                  U.S. Government -- 1.0%
 $ 2,180,000      U.S. Treasury Bill, 4.53%, due 4/29/99(b)                        2,163,530
                                                                               -------------
                  TOTAL SHORT-TERM INVESTMENTS
                  (Cost  $39,706,343)                                             39,706,026
                                                                               -------------
                  TOTAL INVESTMENTS -- 98.5%
                  (COST $203,907,936)                                            223,771,569

                  Other Assets and Liabilities (net) -- 1.5%                       3,386,916
                                                                               -------------

                  TOTAL NET ASSETS -- 100%                                     $ 227,158,485
                                                                               =============
                  Notes to the Schedule of Investments:

                  ADR - American Depositary Receipt
               *  Non-income producing security.
              (a) Represents investments of security lending collateral (Note 1).
              (b) Security has been segregated to cover margin requirements on open financial futures contracts.



               See accompanying notes to the financial statements.            9

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- February 28, 1999
--------------------------------------------------------------------------------


Assets:
   Investments, at value (cost $203,907,936) (Note 1)            $223,771,569
   Cash                                                            18,317,031
   Receivable for Fund shares sold                                        115
   Dividends and interest receivable                                  351,615
   Receivable for expenses waived or borne by Manager (Note 2)         35,887
                                                                 -------------

       Total assets                                               242,476,217
                                                                 -------------

Liabilities:
   Payable upon return of securities loaned (Note 1)               14,712,000
   Payable for Fund shares repurchased                                113,750
   Payable for open swap contracts (Note 1 and 6)                     173,044
   Payable for variation margin on open futures
      contracts (Notes 1 and 6)                                       175,500
   Payable to affiliate for (Note 2):
      Management fee                                                   81,544
      Shareholder service fee                                          24,102
   Accrued expenses                                                    37,792
                                                                 -------------

       Total liabilities                                           15,317,732
                                                                 -------------

Net assets                                                       $227,158,485
                                                                 =============

Net assets consist of:
   Paid-in capital                                               $203,418,672
   Accumulated undistributed net investment income                    430,212
   Accumulated undistributed net realized gain                      3,839,300
   Net unrealized appreciation                                     19,470,301
                                                                 -------------
                                                                 $227,158,485
                                                                 =============

Net assets attributable to:
   Class III shares                                              $227,158,485
                                                                 =============

Shares outstanding:
   Class III                                                       15,926,141
                                                                 =============

Net asset value per share:
   Class III                                                     $      14.26
                                                                 =============


10               See accompanying notes to the financial statements.

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Statement of Operations -- Year Ended February 28, 1999
--------------------------------------------------------------------------------



Investment Income:
   Dividends (net of withholding taxes of $5,836)                   $ 1,874,455
   Interest (including securities lending income
     of $23,755)                                                        564,545
                                                                    ------------

       Total income                                                   2,439,000
                                                                    ------------

Expenses:
   Management fee (Note 2)                                              666,206
   Custodian and transfer agent fees                                     59,568
   Audit fees                                                            30,931
   Registration fees                                                      5,574
   Legal fees                                                             2,922
   Trustees fees (Note 2)                                                 1,185
   Miscellaneous                                                          3,890
   Fees waived or borne by Manager (Note 2)                            (330,580)
                                                                    ------------
                                                                        439,696
   Shareholder service fee (Note 2)
       Class III                                                        199,862
                                                                    ------------
       Net expenses                                                     639,558
                                                                    ------------

          Net investment income                                       1,799,442
                                                                    ------------

Realized and unrealized gain (loss):
   Net realized gain (loss) on:
       Investments                                                   15,215,515
       Closed futures contracts                                         861,032
       Closed swap contracts                                         (3,790,635)
                                                                    ------------

          Net realized gain                                          12,285,912
                                                                    ------------

   Change in net unrealized appreciation
     (depreciation) on:
       Investments                                                    2,420,788
       Open futures contracts                                          (321,418)
       Open swap contracts                                              232,500
                                                                    ------------

          Net unrealized gain                                         2,331,870
                                                                    ------------

       Net realized and unrealized gain                              14,617,782
                                                                    ------------

Net increase in net assets resulting from
   operations                                                       $16,417,224
                                                                    ============

               See accompanying notes to the financial statements.           11

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------


                                                               Year Ended          Year Ended
                                                            February 28, 1999    February 28, 1998
                                                            -----------------    -----------------
Increase (decrease) in net assets:
Operations:
   Net investment income                                       $  1,799,442        $  1,309,184
   Net realized gain                                             12,285,912          12,207,291
   Change in net unrealized appreciation (depreciation)           2,331,870          11,550,985
                                                               ------------        ------------

   Net increase in net assets resulting from operations          16,417,224          25,067,460
                                                               ------------        ------------

Distributions to shareholders from:
   Net investment income
       Class III                                                 (1,592,308)         (1,251,164)
                                                               ------------        ------------
       Total distributions from net investment income            (1,592,308)         (1,251,164)
                                                               ------------        ------------

   Net realized gains
       Class III                                                (15,222,676)        (16,435,486)
                                                               ------------        ------------
       Total distributions from net realized gains              (15,222,676)        (16,435,486)
                                                               ------------        ------------

                                                                (16,814,984)        (17,686,650)
                                                               ------------        ------------
   Net share transactions: (Note 5)
       Class III                                                127,633,807          26,281,193
                                                               ------------        ------------
   Increase in net assets resulting from net share
      transactions                                              127,633,807          26,281,193
                                                               ------------        ------------

      Total increase in net assets                              127,236,047         33,662,003

Net assets:
   Beginning of period                                           99,922,438         66,260,435
                                                               ------------        ------------
   End of period (including accumulated undistributed net
      investment income of $430,212 and $223,078,
      respectively)                                            $227,158,485        $99,922,438
                                                               ============        ===========





12             See accompanying notes to the financial statements.

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                      Year Ended February 28/29,
                                        -------------------------------------------------------
                                         1999         1998        1997        1996        1995
                                        -------      ------      ------      ------      ------
Net asset value, beginning of period    $ 14.05      $12.98      $12.93      $10.65      $11.07
                                        -------      ------      ------      ------      ------

Income from investment operations:
   Net investment income                   0.18        0.22        0.24        0.28        0.23
   Net realized and unrealized gain        1.99        4.07        2.41        3.71        0.50
                                        -------      ------      ------      ------      ------

      Total from investment
         operations                        2.17        4.29        2.65        3.99        0.73
                                        -------      ------      ------      ------      ------

Less distributions to shareholders:
   From net investment income             (0.19)      (0.22)      (0.24)      (0.25)      (0.28)
   From net realized gains                (1.77)      (3.00)      (2.36)      (1.46)      (0.87)
                                        -------      ------      ------      ------      ------

      Total distributions                 (1.96)      (3.22)      (2.60)      (1.71)      (1.15)
                                        -------      ------      ------      ------      ------
Net asset value, end of period          $ 14.26      $14.05      $12.98      $12.93      $10.65
                                        =======      ======      ======      ======      ======

Total Return /(a)/                        16.29%      37.82%      22.76%      38.64%       7.36%


Ratios/Supplemental Data:
   Net assets, end of period (000's)   $227,158     $99,922     $66,260     $57,485     $47,969
   Net expenses to average daily net
      assets                               0.48%       0.48%       0.48%       0.48%       0.48%
   Net investment income to average
      daily net assets                     1.35%       1.66%       1.83%       2.25%       2.52%
   Portfolio turnover rate                   77%         70%        131%         81%        112%
   Fees and expenses voluntarily
      waived or borne by the Manager
      consisted of the following per
      share amounts:                    $  0.03      $ 0.04      $ 0.04      $ 0.03      $ 0.03

/(a)/ Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.





               See accompanying notes to the financial statements.            13

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Notes to Financial Statements
February 28, 1999
--------------------------------------------------------------------------------

1.   Significant accounting policies
------------------------------------

     GMO Tobacco-Free Core Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks a total return greater than that of the Standard & Poor's 500 Stock Index through investment of substantially all of its assets in common stocks chosen from the Wilshire 5000 Index and primarily in common stocks chosen from among the 1,200 companies with the largest equity capitalization whose securities are listed on a United States national securities exchange which are not tobacco producing issuers, as defined in the Fund's prospectus.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.


     Futures contracts
     -----------------
     The Fund may purchase and sell futures contracts on the domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a specified price at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of February 28, 1999.

     Repurchase agreements
     ---------------------
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     Security lending
     ----------------
     The Fund may lend its securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At February 28, 1999, the Fund loaned securities having a market value of $14,122,906, collateralized by cash in the amount of $14,712,000, which was invested in short-term instruments.

     Swap agreements
     ---------------
     The Fund may enter into swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund also enters into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in the price of the security or index underlying these transactions. See Note 6 for a summary of all open swap agreements as of February 28, 1999.

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Taxes
     -----
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

     Distributions to shareholders
     -----------------------------
     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     Security transactions and related investment income
     ---------------------------------------------------
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     Expenses
     --------
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

     Purchases and redemptions of Fund shares
     ----------------------------------------
     The premium on cash purchases of Fund shares is .14% of the amount invested. All purchase premiums are paid to and recorded by the Fund as paid-in capital. Purchase premiums are included as part of "shares sold" as summarized in Note 5. For the year ended February 28, 1999, the Fund received $58,008 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

2.   Fees and other transactions with affiliates
------------------------------------------------

     GMO earns a management fee paid monthly at the annual rate of .50% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

     GMO agreed to waive a portion of its fee and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed .33% of average daily net assets.

     Effective March 1, 1999, GMO's contractual management fee was reduced to .33% of average daily net assets. GMO entered into a binding agreement effective until February 29, 2000 to reimburse the Fund to the extent that the Fund's total operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the year ended February 28, 1999 was $1,185. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   Purchases and sales of securities
--------------------------------------

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 28, 1999, aggregated $164,619,581 and $93,772,026, respectively.

     At February 28, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                               Gross Unrealized        Gross Unrealized         Net Unrealized
        Aggregate Cost           Appreciation            Depreciation            Appreciation
     ---------------------  ----------------------- ----------------------- ----------------------
         $204,179,234            $28,911,840              $9,319,505             $19,592,335

4.   Principal shareholders
---------------------------

     At February 28, 1999, 67.3% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares.

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

5.   Share transactions
-----------------------

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including the purchase premiums received by the Fund, were as follows:

                                                Year Ended                      Year Ended
     Class III:                              February 28, 1999              February 28, 1998
                                        ----------------------------    ---------------------------
                                           Shares         Amount          Shares         Amount
                                        -------------  -------------   -------------   ------------
     Shares sold                          8,174,912  $ 118,663,463       1,705,285   $ 23,536,920
     Shares issued to shareholders
              in reinvestment of
              distributions               1,181,509     16,525,109       1,411,739     17,655,036
     Shares repurchased                    (544,280)    (7,554,765)     (1,109,228)   (14,910,763)
                                        ------------  -------------    ------------   ------------
     Net increase                         8,812,141  $ 127,633,807       2,007,796   $ 26,281,193
                                        ============  =============    ============   ============


6.   Financial instruments
--------------------------

     A summary of outstanding financial instruments at February 28, 1999 is as follows:

     Long futures contracts

         Number of                                                              Net Unrealized
         Contracts         Type       Expiration Date      Contract Value        Depreciation
       -------------   ------------  -----------------   ------------------    -----------------
            117          S&P 500        March 1999           $36,138,375     $      (220,288)
                                                                               =================

     At February 28, 1999, the Fund has sufficient cash and/or securities to cover any commitments or margin on open futures contracts.

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

  Swap agreements

                                                                                     Net
     Notional Amount      Expiration                                              Unrealized
    Fund/Counterparty        Date                   Description                  Depreciation
 ----------------------- ------------  --------------------------------------   ---------------
$       8,105,056/         2/18/00     Agreement with Morgan Stanley         $     (87,052)
         8,102,761                     Capital Services, Inc. dated 2/18/99
                                       to pay (receive) the notional
                                       amount multiplied by the return on
                                       the Standard & Poor's 500 Index
                                       (including dividends) less the
                                       notional amount multiplied by 3
                                       month LIBOR adjusted by a
                                       specified spread and to receive
                                       (pay) the change in market value
                                       of a basket of selected securities
                                       (including dividends) less the
                                       counterparty's notional amount
                                       multiplied by 3 month LIBOR
                                       adjusted by a specified spread.


       6,479,470/          2/18/00     Agreement with Morgan Stanley               (85,992)
        6,472,066                      Capital Services, Inc. dated 2/18/99
                                       to pay (receive) the notional
                                       amount multiplied by the return on
                                       the Standard & Poor's 500 Index
                                       (including dividends) less the
                                       notional amount multiplied by 3
                                       month LIBOR adjusted by a
                                       specified spread and to receive
                                       (pay) the change in market value
                                       of a basket of selected securities
                                       (including dividends) less the
                                       counterparty's notional amount
                                       multiplied by 3 month LIBOR
                                       adjusted by a specified spread.

                                                                               ----------------
                                                                             $    (173,044)
                                                                               ================

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Federal Tax Information (Unaudited)
--------------------------------------------------------------------------------

For the fiscal year ended February 28, 1999, all of the Fund's distributions are from investment company taxable income, except that the Fund has designated 84.02% of distributions as net capital gain dividends.

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)


--------------------------------------------------------------------------------

Portfolio Managers
------------------

Mr. R. Jeremy Grantham, Mr. Christopher Darnell and Mr. Robert Soucy are primarily responsible for the day-to-day management of the Fund's portfolio. Mssrs. Grantham and Darnell have each been portfolio managers at Grantham, Mayo, Van Otterloo & Co. LLC for more than fifteen years; Mr. Soucy for more than ten years.


Management Discussion and Analysis of Fund Performance
------------------------------------------------------

The Class III shares of the GMO Tobacco-Free Core Fund returned 16.3% for the fiscal year ended February 28, 1999, as compared to 19.7% for the S&P 500. Consistent with the Fund's investment objectives and policies, the Fund was invested substantially in common stocks throughout the period.

The Fund's underperformance for the period is attributed to its overweight in small-cap stocks, as well as its bias in favor of value stocks in the portfolio. Most of the relative performance shortfall came in the fourth quarter of 1998, when concerns over a global financial crisis evaporated and the U.S. market staged a remarkable rally. The Fund's value was counter-productive during this period.

Excluding the impact of swaps, return from sector selection was positive, exceeding the benchmark by 250 basis points. However, the swaps, most of which are designed to give the portfolio exposure to small and small value stocks, more than offset positive sector selection. The Fund was also overweight in electric utilities during the year, which appeared significantly undervalued relative to their historic levels. This positioning worked against the Fund during the year as electric utilities underperformed the S&P 500. These losses were partially offset by gains from the Fund's strategy of overweighting long distance telephone companies, including AT&T and MCI, which outperformed during the period.

The Fund's small underweight position in technology, the strongest performing S&P 500 sector during the period, detracted from performance. Also detracting from performance were the overweight positions in poor-performing industrial sectors, including auto/transportation and other energy stocks. Positive contributors to performance included an overweight position in retail stocks, which added over 100 basis points. Underweight positions in consumer staple stocks, particularly the beverage and soft drink industry, also added to performance as did the underweights in such industrial sectors as materials/processing and producer durable stocks. Finally, the exclusion of tobacco stocks, which underperformed the benchmark by 25.8% during the period, also contributed positively to performance.

Stock selection was disappointing for the fiscal year, detracting 175 basis points. Stock selection was strong in certain industries, including retail and healthcare stocks. However, this was more than offset by weak selection among utility, financial and integrated oil stocks.

For the fiscal year, the momentum and fair value strategies were successful in adding value. The momentum strategy was especially powerful in the fourth quarter of 1998. The cash flow and neglect strategies, on the other hand, did not add value. We would expect these strategies to perform better in more difficult market conditions.

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)


--------------------------------------------------------------------------------

Outlook
-------

Although the Fund's emphasis away from the largest capitalization stocks and overweight in small-cap issues was detrimental to performance in fiscal 1999, small-cap stocks appear on our valuation measures to be trading at extremely cheap levels relative to large-cap stocks. Therefore, we are maintaining the current positioning in the Fund with respect to market capitalization. Including the impact of swaps, the portfolio currently is underweight in the largest 50 stocks by 18%, and overweight in the smallest stocks by about 10%.

The Fund's focus on value stocks, which was also not productive in fiscal 1999, is also being maintained in the portfolio. The strength of the S&P 500, and especially of the largest capitalization stocks in the Index, has exceeded our expectations. However, in our view, should the bull market falter, the portfolio is well-positioned to add value relative to the benchmark. With a resumption of more normal market conditions, the portfolio is positioned to continue its pattern of long-term outperformance relative to the S&P 500.

The views expressed here are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC Management. They are not meant as investment advice.

           Comparison of Change in Value of a $10,000 Investment in
       GMO Tobacco-Free Core Fund Class III Shares and the S&P 500 Index
                            As of February 28, 1999


                        -------------------------------
                          Average Annual Total Return
                        -------------------------------
                                               Since
                                             Inception
                         1 Year   5 Year      10/31/91
                        -------------------------------
                Class
                 III     16.1%    23.9%         20.5%
                        -------------------------------


                           [LINE GRAPH APPEARS HERE]


                     GMO Tobacco-Free Core Fund
          Date            Class III Shares            S&P 500 Index
          ----       --------------------------       -------------
         1/31/91
        10/31/91                9,986                    10,000
        12/31/91               10,648                    10,695
         3/31/92               10,327                    10,426
         6/30/92               10,639                    10,625
         9/30/92               10,771                    10,960
        12/31/92               11,254                    11,512
         3/31/93               12,039                    12,015
         6/30/93               12,340                    12,074
         9/30/93               12,997                    12,385
        12/31/93               13,214                    12,673
         3/31/94               12,852                    12,191
         6/30/94               12,889                    12,243
         9/30/94               13,379                    12,841
        12/31/94               13,530                    12,840
         3/31/95               14,785                    14,090
         6/30/95               16,386                    15,435
         9/30/95               18,132                    16,661
        12/31/95               19,349                    17,664
         3/31/96               20,057                    18,613
         6/30/96               20,744                    19,448
         9/30/96               21,351                    20,049
        12/31/96               22,889                    21,720
         3/31/97               23,473                    22,302
         6/30/97               27,315                    26,196
         9/30/97               30,640                    28,158
        12/31/97               31,038                    28,967
         3/31/98               35,284                    33,007
         6/30/98               36,144                    34,096
         9/30/98               32,527                    30,705
        12/31/98               38,859                    37,244
         2/28/99               39,189                    37,595


Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on reinvested distributions. Each performance figure assumes purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of 14 bp on the purchase. Transaction fees are paid to the Fund to cover trading costs. Past performance is not indicative of future performance. Information is unaudited.

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)
Annual Report
February 28, 1999

Report of Independent Accountants

To the Trustees of GMO Trust and the Shareholders of GMO U.S. Bond/Global Alpha A Fund (A Series of GMO Trust)


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO U.S. Bond/Global Alpha A Fund at February 28, 1999 and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
Boston, Massachusetts
April 16, 1999

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


       Par Value        Description                                                      Value ($)
-------------------------------------------------------------------------------------------------------
                      DEBT OBLIGATIONS -- 95.1%

                      Albania -- 2.3%
USD   15,681,227      Republic of Albania Par Bond, Zero Coupon, due 8/31/25                3,253,846
                                                                                       --------------

                      Brazil -- 1.5%
USD    4,000,000      Brazil New Money Bond,
                         Variable Rate, 6 mo. LIBOR + .88%, 6.19%, due 4/15/09              2,092,491
                                                                                       --------------

                      Bulgaria -- 0.1%
USD    2,000,000      Bulgaria Discount Series B Interest Strips, Basket
                         2, 0.00%, due 1/28/10-7/28/24                                        199,991
                                                                                       --------------

                      Cayman Islands -- 1.3%
USD    2,000,000      Pemex Finance Ltd Series 1A Class A2, 144A, 6.30%, due
                         5/15/10                                                            1,944,991
                                                                                       --------------

                      Germany -- 1.5%
GBP    2,000,000      Schweiz Bankgesellschaft, Zero Coupon, due 3/31/06                    2,143,467
                                                                                       --------------

                      Italy -- 1.1%
GBP      660,000      Republic of Italy, 10.50%, due 4/28/14                                1,590,623
                                                                                       --------------

                      Jordan -- 0.1%
USD      250,000      Hashemite Kingdom of Jordan Par Bond,
                         Variable Rate, Step Up, 144A, 5.50%, due 12/23/23                    139,991
                                                                                       --------------

                      Mexico -- 8.8%
FRF   44,500,000      Mexico Par Bond, 6.63%, due 12/31/19                                  5,790,387
CHF   15,000,000      Mexico Par Bond, 3.75%, due 12/31/19                                  6,805,940
                                                                                       --------------
                                                                                           12,596,327
                                                                                       --------------

                      Nigeria -- 0.4%
USD      987,181      Central Bank of Nigeria Par Bond,
                         Variable Rate, Step Up, 6.25%, due 11/15/20                          626,851
                                                                                       --------------

                      Russia -- 0.0%
USD      189,099      Russia Vnesheconombank IAN,
                         Variable Rate, 6 mo. LIBOR + .81%, 5.97%, due 12/15/15                18,883
                                                                                       --------------
                      Supra National -- 0.8%
AUD   11,800,000      European Bank for Reconstruction and Development,
                         Zero Coupon, due 2/10/28                                           1,217,871
                                                                                       --------------
                      Sweden -- 0.8%
SEK    8,200,000      Kingdom of Sweden, 6.00%, due 2/09/05                                 1,101,878
                                                                                       --------------


              See accompanying notes to the financial statements.              1

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


       Par Value        Description                                                      Value ($)
-------------------------------------------------------------------------------------------------------
                     United States -- 76.4%

                     Asset Backed Securities -- 61.3%
USD   2,453,002      AFC Home Equity Loan Trust Series 97-1 Class A, Variable
                        Rate, 1 mo. LIBOR + .22%, 5.16%, due 3/25/27                        2,439,195
USD   1,139,744      Americredit Automobile Receivables Trust Series 96-B Class A,
                        6.50%, due 1/12/02                                                  1,143,830
USD   1,000,000      BEA CBO Series 98-1A Class A2A, 6.72%, due 6/15/10                       964,522
USD  20,500,000      Big Flower Receivables Master Trust 96-2 Class A,
                        Variable Rate, LIBOR + .25%, 5.19%, due 4/25/03                    20,212,991
USD  15,445,000      Brazos Student Loan Finance Corp Series 96-B Class A4,
                        Variable Rate, 3 mo. U.S. Treasury Bill + .50%, 5.06%, due
                        12/01/02                                                           15,377,419
USD   2,800,000      Cigna CBO Ltd Series 96-1 Class A2, 144A, 6.46%, due 11/15/08          3,015,241
USD   5,000,000      CS First Boston Mortgage Securities Corp, Series 98-C1 Class
                        A1B, 6.48%, due 5/17/08                                             4,969,991
USD   6,000,000      Dreamworks Film Trust Series 1 Class A,
                        Variable Rate, 3 mo. LIBOR + .22%, 5.25%, due 10/15/06              5,969,991
USD   3,000,000      MBNA Master Credit Card Trust Series 96-A Class A,
                        Variable Rate, 1 mo. LIBOR + .21%, 5.15%, due 7/15/05               3,006,591
USD   5,000,000      Northstar CBO Ltd. Series 97-2 Class A2, 144A, 6.62%, due
                        7/15/09                                                             5,405,460
USD   3,000,000      Rhyno CBO Delaware Corp Series 97-1 Class A-2, 144A,
                        Variable Rate, Step Up, 6.33%, due 9/15/09                          3,162,647
USD  10,000,000      SHYPPCO Finance Company Series B Class A-2B, 6.64%, due
                        6/15/10                                                             9,789,991
USD   5,048,155      Signet Student Loan Trust Series 96-A Class A-1,
                        Variable Rate, 1 mo. LIBOR + .09%, 5.03%, due 1/25/05               5,045,622
USD   4,699,583      Society Student Loan Trust 94-A Class A2,
                        Variable Rate, 1 mo. LIBOR +.33%, 5.95%, due 12/29/03               4,699,574
USD   3,000,000      Starvest Emerging Markets CBO-I Series 1A, Class A,
                        Variable Rate, 6 mo. LIBOR + .19%, 144A, 5.16%, due 7/30/11         2,884,679
                                                                                       --------------
                                                                                           88,087,744
                                                                                       --------------
                     Structured Notes -- 2.0%
USD   3,000,000      Polaris Funding Company,
                        Variable Rate, 1 mo. LIBOR + .30%, 5.24%, due 1/07/05               2,947,022
                                                                                       --------------
                     U.S. Government -- 9.7%
USD  10,100,000      U.S. Treasury 0.00% Receipts, due 2/15/10(a)                           5,147,396
USD  10,100,000      U.S. Treasury 0.00% Receipts, due 2/15/12(a)                           4,478,342
USD  10,100,000      U.S. Treasury 0.00% Receipts, due 8/15/12(a)                           4,328,793
                                                                                       --------------
                                                                                           13,954,531
                                                                                       --------------


2             See accompanying notes to the financial statements.

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)
Schedule of Investments--(Continued)
(showing percentage of total net assets)
February 28, 1999


       Par Value        Description                                                      Value ($)
-------------------------------------------------------------------------------------------------------
                           United States -- continued

                         U.S. Government Agency -- 3.4%
USD        5,000,000     Federal Home Loan Bank,
                              Variable Rate, CPI + 3.15%, 4.75%, due 2/15/02(b)             4,842,491
                                                                                       --------------

                         Total United States                                              109,831,788
                                                                                       --------------

                         TOTAL DEBT OBLIGATIONS (COST $137,171,999)                       136,758,998
                                                                                       --------------

                         LOAN ASSIGNMENTS -- 0.3%

                         Russia -- 0.3%
USD        5,500,000     Russia Vnesh Restructured Loan Agreements*                           391,866
                                                                                       --------------

                         TOTAL LOAN ASSIGNMENTS (COST $3,514,248)                             391,866
                                                                                       --------------

               Shares
               ------
                         PREFERRED STOCKS -- 2.6%

                         United States -- 2.6%
               4,000     Bear Stearns Managed Income Securities Plus Fund, 13.27%           3,732,283
                                                                                       --------------

                         TOTAL PREFERRED STOCKS (COST $3,949,109)                           3,732,283
                                                                                       --------------

      Principal Amount
      -----------------
                         CALL OPTIONS PURCHASED -- 0.5%

                         Options on Bonds -- 0.1%
SEK      140,000,000     Sweden Government Bond, Expires 4/27/99, Strike 110.114              201,680

                                                                                       --------------

                         Options on Currency -- 0.4%
USD      10,000,000      Euro, Expires 4/06/99, Strike 1.15                                   418,000
USD       5,600,000      Japanese Yen, Expires 4/16/99, Strike 122                             75,040
                                                                                       --------------
                                                                                              493,040
                                                                                       --------------

                         Options on Futures -- 0.0%
USD       1,405,000      Eurodollar, Expires 3/15/99, Strike 95                                14,050
                                                                                       --------------

              See accompanying notes to the financial statements.              3

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


       Par Value        Description                                                      Value ($)
-------------------------------------------------------------------------------------------------------
                      TOTAL CALL OPTIONS PURCHASED                                           708,770
                      (COST $604,358)                                                  -------------

                      PUT OPTIONS PURCHASED -- 0.1%

                      Options on Currency -- 0.1%
USD      10,000,000   Euro, Expires 4/06/99, Strike 1.20                                          --
USD       5,600,000   Japanese Yen, Expires 4/16/99, Strike 112                               46,480
                                                                                       -------------
                                                                                              46,480
                                                                                       -------------

                      TOTAL PUT OPTIONS PURCHASED (COST
                      $180,400)                                                               46,480
                                                                                       -------------
            Shares
         -----------

                      RIGHTS AND WARRANTS -- 0.0%

                      Mexico-- 0.0%
         17,748,000   United Mexican States Warrants, Expires 6/30/03**                          --
                                                                                       ------------

                      Nigeria -- 0.0%
                987   Central Bank of Nigeria Payment Adjusted Warrants,
                      Expires 11/15/20**                                                         --
                                                                                       ------------

                      TOTAL RIGHTS AND WARRANTS (COST $0)                                        --
                                                                                       ------------

          Par Value
         -----------

                      SHORT-TERM INVESTMENTS -- 1.7%

                      Commercial Paper -- 1.7%
USD       2,480,000   Baker Hughes, 4.87%, due 3/01/99                                    2,480,000
                                                                                       ------------

                      TOTAL SHORT-TERM INVESTMENTS (COST
                      $2,480,000)                                                         2,480,000
                                                                                       ------------

                      TOTAL INVESTMENTS -- 100.3%
                      (COST $147,900,114)                                               144,118,397

                      Other Assets and Liabilities (net) -- (0.3)%                         (415,498)
                                                                                       ------------

                      TOTAL NET ASSETS -- 100%                                         $143,702,899
                                                                                       ============


4             See accompanying notes to the financial statements.

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999







                         Notes to the Schedule of Investments:

                         IAN -- Interest Arrears Note

                         144A -- Securities exempt from registration under
                            Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                         Variable and Step up rates -- The rates shown on
                            variable and step up rate notes are the current interest rates at February 28, 1999 which are subject to change based on the terms of the security, including varying reset dates.

                         Currency Abbreviations
                         AUD - Australian Dollar
                         BEF - Belgian Franc
                         CAD - Canadian Dollar
                         CHF - Swiss Franc
                         EUR - Euro
                         FRF - French Franc
                         GBP - British Pound
                         ITL - Italian Lira
                         JPY - Japanese Yen
                         SEK - Swedish Krona
                         USD - United States Dollar

                         (a) Valued by management (Note 1).
                         (b) All or a portion of this security has been
                             segregated to cover margin requirements on open financial futures contracts.
                          * Non-performing.  Borrower not currently paying
                            interest.
                         ** Non-income producing security.



              See accompanying notes to the financial statements.              5

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- February 28, 1999
--------------------------------------------------------------------------------


Assets:
   Investments, at value (cost $147,900,114) (Note 1)             $144,118,397
   Cash (Note 1)                                                     3,491,271
   Interest receivable                                               1,005,885
   Receivable for variation margin on open
     futures contracts (Notes 1 and 6)                                  42,803
   Receivable for expenses waived or borne by
     Manager (Note 2)                                                   23,566
   Receivable for Fund shares sold                                         338
                                                                  -------------

       Total assets                                                148,682,260
                                                                  -------------

Liabilities:
   Due to custodian                                                     79,691
   Written options outstanding, at value (premiums
       $772,464) (Notes 1 and 6)                                       670,320
   Net payable for open forward foreign currency
       contracts (Notes 1 and 6)                                       456,784
   Payable to affiliate for (Note 2):
       Management fee                                                   47,326
       Shareholder service fee                                          17,033
   Net payable for open swap contracts (Notes 1 and 6)               2,545,452
   Interest payable for open swap contracts (Note 1)                 1,102,901
   Accrued expenses                                                     59,854
                                                                  -------------

       Total liabilities                                             4,979,361
                                                                  -------------

Net assets                                                        $143,702,899
                                                                  =============

Net assets consist of:
   Paid-in capital                                                $144,182,200
   Accumulated undistributed net investment income                   3,289,449
   Accumulated undistributed net realized gain                       2,184,298
   Net unrealized depreciation                                      (5,953,048)
                                                                  -------------
                                                                  $143,702,899
                                                                  =============

Net assets attributable to:
   Class III shares                                               $143,702,899
                                                                  =============

Shares outstanding:
   Class III                                                        14,047,932
                                                                  =============

Net asset value per share:
   Class III                                                      $      10.23
                                                                  =============

6                   See accompanying notes to the financial statements.

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Statement of Operations -- Year Ended February 28, 1999
-------------------------------------------------------------------------------

Investment Income:
   Interest                                                       $14,328,124
   Dividends                                                          530,800
                                                                  ------------

       Total income                                                14,858,924
                                                                  ------------

Expenses:
   Management fee (Note 2)                                            932,468
   Custodian and transfer agent fees                                  135,782
   Audit fees                                                          50,080
   Registration fees                                                   39,766
   Legal fees                                                           5,974
   Trustees fees (Note 2)                                               2,453
   Miscellaneous                                                        3,084
   Fees waived or borne by Manager (Note 2)                          (588,202)
                                                                  ------------
                                                                      581,405
   Shareholder service fee (Note 2)
       Class III                                                      349,675
                                                                  ------------
       Net expenses                                                   931,080
                                                                  ------------

          Net investment income                                    13,927,844
                                                                  ------------

Realized and unrealized gain (loss):
   Net realized gain (loss) on:
       Investments                                                  1,052,997
       Closed futures contracts                                       187,928
       Closed swap contracts                                         (758,380)
       Written options                                              3,650,330
       Foreign currency, forward contracts
          and foreign currency related transactions                (9,122,986)
                                                                  ------------

          Net realized loss                                        (4,990,111)
                                                                  ------------

   Change in net unrealized appreciation (depreciation) on:
       Investments                                                 (4,192,741)
       Open futures contracts                                       2,091,863
       Open swap contracts                                         (2,543,463)
       Written options                                               (312,036)
       Foreign currency, forward contracts
          and foreign currency related transactions                (1,043,636)
                                                                  ------------

          Net unrealized loss                                      (6,000,013)
                                                                  ------------

       Net realized and unrealized loss                           (10,990,124)
                                                                  ------------

Net increase in net assets resulting from operations              $ 2,937,720
                                                                  ============


              See accompanying notes to the financial statements.             7

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                   Period from
                                                                 April 30, 1997
                                                                (commencement of
                                                Year Ended       operations) to
                                            February 28, 1999  February 28, 1998
                                            -----------------  -----------------

Increase (decrease) in net assets:
Operations:
   Net investment income                       $ 13,927,844      $  8,633,540
   Net realized gain (loss)                      (4,990,111)        8,962,123
   Change in net unrealized appreciation
      (depreciation)                             (6,000,013)           46,965
                                               -------------     -------------

   Net increase in net assets resulting
      from operations                             2,937,720        17,642,628
                                               -------------     -------------

Distributions to shareholders from:
   Net investment income
       Class III                                 (2,920,291)       (5,715,005)
                                               -------------     -------------
       Total distributions from net
         investment income                       (2,920,291)       (5,715,005)
                                               -------------     -------------
   Net realized gains
       Class III                                 (5,164,180)       (7,260,173)
                                               -------------     -------------
       Total distributions from net
         realized gains                          (5,164,180)       (7,260,173)
                                               -------------     -------------

                                                 (8,084,471)      (12,975,178)
                                               -------------     -------------
   Net share transactions: (Note 5)
       Class III                                (79,536,376)      223,718,576
                                               -------------     -------------
   Increase (decrease) in net assets
      resulting from net share
      transactions                              (79,536,376)      223,718,576
                                               -------------     -------------

      Total increase (decrease) in
        net assets                              (84,683,127)      228,386,026

Net assets:
   Beginning of period                          228,386,026                --
                                               -------------     -------------


   End of period (including accumulated
      undistributed net investment income
      of $3,289,449 and $2,266,216,
      respectively                             $143,702,899      $228,386,026
                                               =============     =============


8              See accompanying notes to the financial statements.

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------


                                                                     Period from April 30, 1997
                                                    Year Ended      (commencement of operations)
                                                 February 28, 1999      to February 28, 1998
                                                 -----------------  -----------------------------
Net asset value, beginning of period                  $ 10.60                $  10.00
                                                      --------               ---------


Income from investment operations:
   Net investment income                                 0.64+                   0.55+
   Net realized and unrealized gain (loss)              (0.58)                   0.66
                                                      --------               ---------

      Total from investment operations                   0.06                    1.21
                                                      --------               ---------


Less distributions to shareholders:
   From net investment income                           (0.12)                  (0.27)
   From net realized gains                              (0.31)                  (0.34)
                                                      --------               ---------

      Total distributions                               (0.43)                  (0.61)
                                                      --------               ---------
Net asset value, end of period                        $ 10.23                $  10.60
                                                      ========               =========

Total Return/(a)/                                        0.44%                  12.16%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                  143,703                 228,386
   Net expenses to average daily net assets              0.40%                   0.40%*
   Net investment income to average daily net
      assets                                             5.97%                   6.05%*
   Portfolio turnover rate                                113%                     58%
   Fees and expenses voluntarily waived or borne
      by the Manager consisted of the following
      per share amounts:                              $  0.03                    0.02

+   Computed using average shares outstanding throughout the period.
/(a)/Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
*   Annualized.



               See accompanying notes to the financial statements.            9

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Notes to Financial Statements
February 28, 1999
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO U.S. Bond/Global Alpha A Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks a high total return primarily through investing in investment-grade bonds.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     Some fixed income securities and options thereon are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change any pricing source at any time. The Manager is kept informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has the power to override any price supplied by a source (by taking a price supplied by another source) because the Manager has other reasons to suspect that a price supplied may not be reliable.

     Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Certain investments in securities held by the Fund were valued on the basis of a price provided by a principal market maker. The prices provided by principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. At February 28, 1999 the total value of these securities represented 42% of net assets. Included in this total are U.S. Government backed securities and highly rated collateralized debt obligations that represent 34% of net assets at February 28, 1999.

     Foreign currency translation
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     Futures contracts
     The Fund may use futures contracts to manage its exposure to the bond and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of February 28, 1999.

     Forward currency contracts
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss.

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of February 28, 1999.

     Options
     The Fund may write call and put options on securities or currencies it owns or in which it may invest. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amounts paid on the transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying securities may be sold
     (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. See Note 6 for a summary of open written option contracts as of February 28, 1999.

     The Fund may also purchase put and call options. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid.

     Loan agreements
     The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the governmental entities responsible for the repayment of the debt may be unable or unwilling to pay the principal and interest when due.

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Indexed securities
     The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

     Swap agreements
     The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to interest rates and credit risk. The Fund may enter into interest rate, total return and credit default swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Credit default swaps involve the payment of a specified rate based on the notional amount. The Fund receives payment upon a default of the underlying security. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral, which is paid by the counterparty. At February 28, 1999, $3,491,271 in cash has been set aside. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swaps agreements are recorded as interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. See Note 6 for a summary of open swap agreements as of February 28, 1999.

     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Security lending
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower fail financially. The Fund receives compensation for lending its securities. At February 28, 1999, the Fund had no securities on loan.

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency and swap transactions.

     The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 28, 1999. This reclassification has no impact on net investment income, realized gain/loss and net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights table excludes these adjustments.


              Accumulated
           Undistributed Net     Accumulated Undistributed
           Investment Income         Net Realized Gain         Paid-in Capital
         ---------------------  ---------------------------   -----------------
             $ (9,984,320)              $ 9,984,320                  --


     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. Dividend income is recorded on the ex-dividend date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in principal or face amount of the securities adjusted for inflation is recorded as interest income.

     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

     Purchases and redemptions of Fund shares
     The premium on cash purchases of Fund shares is .15% of the amount invested. The premium will be reduced by 50% with respect to any portion of a purchase that is offset by a corresponding redemption occurring on the same day. In addition, the purchase premium for the Fund will be reduced by 50% if the purchaser makes an in-kind purchase of Fund shares or if the purchase or redemption is part of a transfer from or to another Fund where the Manager is able to transfer securities among the Funds to effect the transaction. All purchase premiums are paid to and recorded by the Fund as paid-in capital. Purchase premiums are included as part of "shares sold", as summarized in Note 5. For the year ended February 28, 1999, the Fund received $122,948 in purchase premiums. There is no premium for redemptions or reinvested distributions.

     Investment risk
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .40% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     GMO agreed to waive a portion of its fee and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed .25% of average daily net assets.

     Effective March 1, 1999, GMO's contractual management fee was reduced to .25% of average daily net assets. GMO entered into a binding agreement effective until February 29, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions certain other transactions costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the year ended February 28, 1999 was $2,453. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   Purchases and sales of securities

     For the year ended February 28, 1999, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                 Purchases          Proceeds
                                            ------------------ -----------------
          U.S. Government securities       $       5,819,593  $     21,940,155
          Investments (non-U.S.
            Government securities)               241,776,174       299,862,903

     At February 28, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                          Gross Unrealized   Gross Unrealized      Net Unrealized
       Aggregate Cost       Appreciation       Depreciation         Depreciation
     ------------------  ------------------ -------------------  ------------------
        $147,900,114         $1,408,234         $5,189,951           $3,781,717


4.   Principal shareholders

     At February 28, 1999, 41.5% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including the purchase premiums received by the Fund, were as follows:

                                                                      Period from April 30, 1997
                                             Year Ended              (commencement of operations)
     Class III:                           February 28, 1999              to February 28, 1998
                                    ------------------------------- -------------------------------
                                        Shares          Amount          Shares          Amount
                                    -------------- ---------------- --------------- ---------------
     Shares sold                       7,957,888  $   84,927,873      23,536,230   $   245,381,956
     Shares issued to shareholders
          in reinvestment of             596,366       6,299,415         906,550         9,564,099
     distributions
     Shares repurchased              (16,055,030)   (170,763,664)     (2,894,072)      (31,227,479)
                                    -------------- ---------------- --------------- ---------------
     Net increase (decrease)          (7,500,776) $  (79,536,376)     21,548,708   $   223,718,576
                                    ============== ================ =============== ===============


6.   Financial instruments

     A summary of outstanding financial instruments at February 28, 1999 is as follows:

     Forward currency contracts

                                                                              Net Unrealized
      Settlement                                                               Appreciation
         Date      Deliver/Receive   Units of Currency         Value          (Depreciation)
     ------------- ----------------- ------------------- ------------------- ------------------
         Buys

       4/20/99           AUD                 1,000,000  $          621,202  $        (25,098)
       5/05/99           CAD                33,100,000          21,924,993          (191,831)
       4/27/99           GBP                 8,700,000          13,925,829          (206,886)
       4/13/99           JPY               150,000,000           1,272,459            18,656
                                                                             ------------------
                                                                            $       (405,159)
                                                                             ==================

        Sales

       4/20/99           AUD                 2,800,000  $        1,739,366  $         37,088
       5/13/99           EUR                17,400,000          19,178,454           (27,144)
       4/27/99           GBP                 4,500,000           7,203,015            14,140
       4/13/99           JPY               430,000,000           3,647,717           157,593
                                                                             ------------------
                                                                            $        181,677
                                                                             ==================

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Forward cross currency contracts

                                                                               Net Unrealized
      Settlement                                                                Appreciation
         Date       Deliver/Units of Currency    Receive/In Exchange For       (Depreciation)
     ------------- ---------------------------- --------------------------- ----------------------
       3/16/99        CHF          32,484,426      EUR         20,400,000   $            (49,121)
       3/09/99        EUR          17,600,000      SEK        156,694,110               (240,032)
       3/16/99        EUR           8,700,000      CHF         13,870,859                 32,848
       3/09/99        SEK         146,755,828      EUR         16,300,000                 23,003
                                                                              --------------------
                                                                             $          (233,302)
                                                                              ====================

     Futures contracts

                                                                                        Net
                                                                                    Unrealized
       Number of                                      Expiration      Contract     Appreciation
       Contracts                Type                     Date           Value      (Depreciation)
      ----------- ---------------------------------- -------------- ------------- -----------------
         Buys

          48      Swiss Government Bond               March 1999   $   4,302,146 $       (8,350)
          47      Swiss Government Bond               June 1999        4,164,192         (9,927)
          98      Canadian Government Bond            June 1999        8,049,699        (99,636)
          26      Australian Government Bond 3 yr.    March 1999       1,918,437        (36,791)
                                                                                  ----------------
                                                                                 $     (154,704)
                                                                                  ================

        Sales

          10      Swedish Government Bond 10 yr.      March 1999   $    1,356,430$        17,441
          17      U.S. Treasury Note 5 yr.            June 1999         1,886,469          8,124
          12      U.S. Treasury Note 10 yr.           June 1999         1,377,000         15,016
          29      U.K. Gilt                           June 1999         5,433,263         68,296
          11      Japanese Government Bond 10 yr.     March 1999       12,144,964        412,171
           6      Australian Government Bond 10       March 1999          554,046          5,532
                  yr.
          134     German Government Bond              March 1999       21,524,836        361,982
                                                                                  ----------------
                                                                                 $       888,562
                                                                                  ================


     At February 28, 1999, the Fund has sufficient cash and/or securities to cover any commitments or margin on these contracts.

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------------------------

     Written option transactions

                                          Puts                                Calls

                             Principal Amount                    Principal Amount
                              of Contracts                         of Contracts
                             (000's omitted)      Premiums        (000's omitted)     Premiums
                            -----------------  ---------------   ----------------- ---------------

     Outstanding,
     beginning of period           173,000    $   3,868,525              93,000   $   3,870,965
     Options written                 5,600          352,464               5,600         420,000
     Options exercised                  --               --             (64,100)     (3,545,840)
     Options expired              (144,100)      (3,541,955)                 --              --
     Options sold                  (28,900)        (326,570)            (28,900)       (325,125)
                            ----------------   --------------    ---------------   -------------
     Outstanding, end
        of period                    5,600    $     352,464               5,600   $     420,000
                            ===============    =============     ===============   =============


     Summary of written options outstanding


                            Principal Amount
                              of Contracts                        Expiration
                             (000's omitted)   Exercise Price        Date              Value
                            ------------------ --------------- ------------------ ----------------
     USD Put/JPY Call           5,600 USD        112.7 JPY         11/16/99      $      270,480


     USD Call/JPY Put           5,600 USD        112.7 JPY         11/16/99             399,840
                                                                                  ----------------
                                                                                 $      670,320
                                                                                  ================

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Swap agreements


                             Expiration                                              Net Unrealized
        Notional Amount        Date                     Description                   Depreciation
     ----------------------  ----------  ------------------------------------------  ---------------
     Credit Default Swaps

      378,000,000,000 ITL    3/31/03    Agreement with Morgan Guaranty Trust       $      (219,527)
                                        Company dated 3/26/98 to pay .07% per
                                        year times the notional amount.  The Fund
                                        receives payment only upon a default
                                        event in Italy, the notional amount times
                                        the difference between the par value and
                                        the then-market value of Italy BTPS,
                                        6.00% due 11/01/07.

       7,922,250,000 BEF     3/31/03    Agreement with Morgan Guaranty Trust              (220,839)
                                        Company dated 3/26/98 to pay .07% per
                                        year times the notional amount.  The Fund
                                        receives payment only upon a default
                                        event in Belgium, the notional amount
                                        times the difference between the par
                                        value and the then-market value of
                                        Kingdom of Belgium, 5.75% due 3/28/08.
      Interest Rate Swaps

        11,200,000 CHF       6/05/05    Agreement with Morgan Guaranty Trust              (278,222)
                                        Company dated 6/03/98 to pay the notional
                                        amount multiplied by 3.245% and to
                                        receive the notional amount multiplied by
                                        6 month Floating Rate Swiss LIBOR
                                        adjusted by a specified spread.

        15,000,000 CHF       6/10/05    Agreement with Credit Suisse Financial            (376,666)
                                        Products dated 6/08/98 to pay the
                                        notional amount multiplied by 3.2625% and
                                        to receive the notional amount multiplied
                                        by 6 month Floating Rate Swiss LIBOR
                                        adjusted by a specified spread.

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
----------------------------------------------------------------------------------------------------

     Swap agreements - continued

                             Expiration                                              Net Unrealized
        Notional Amount        Date                     Description                   Depreciation
     ----------------------  ----------  ------------------------------------------  ---------------
        10,600,000 CHF       6/11/05    Agreement with Morgan Guaranty Trust       $      (293,472)
                                        Company dated 6/09/98 to pay the notional
                                        amount multiplied by 3.245% and to
                                        receive the notional amount multiplied by
                                        6 month Floating Rate Swiss LIBOR
                                        adjusted by a specified spread.

         3,300,000 CHF       9/16/05    Agreement with Morgan Guaranty Trust               (62,701)
                                        Company dated 9/14/98 to pay the notional
                                        amount multiplied by 3.1175% and to
                                        receive the notional amount multiplied by
                                        6 month Floating Rate Swiss LIBOR
                                        adjusted by a specified spread.

        19,200,000 CHF       6/10/05    Agreement with Credit Suisse Financial            (237,701)
                                        Products dated 10/01/98 to pay the
                                        notional amount multiplied by 3.2625% and
                                        to receive the notional amount multiplied
                                        by 6 month Floating Rate Swiss LIBOR
                                        adjusted by a specified spread.


       Total Return Swap

        75,000,000 USD       11/12/00   Agreement with Morgan Guaranty Trust              (856,324)
                                        Company dated 11/09/98 to receive (pay)
                                        the notional amount multiplied by the
                                        return on the Lehman Aggregate Index and
                                        to pay the notional amount multiplied by
                                        3 month LIBOR adjusted by a specified
                                        spread. +
                                                                                     ---------------
                                                                                   $    (2,545,452)
                                                                                     ===============


See Notes to the Schedule of Investments for definitions of currency abbreviations.

+ This swap agreement is valued by management (Note 1).

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Federal Tax Information -- (Unaudited)
--------------------------------------------------------------------------------

     For the fiscal year ended February 28, 1999, all of the Fund's distributions are from investment company taxable income, except that the Fund has designated 58.17% of distributions as net capital gain dividends.

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)



--------------------------------------------------------------------------------


Portfolio Managers
------------------

Mr. William L. Nemerever and Mr. Thomas F. Cooper are primarily responsible for the day-to-day management of the Fund's portfolio. Each of these individuals has been a portfolio manager with Grantham, Mayo, Van Otterloo & Co. LLC since 1993.


Management Discussion and Analysis of Fund Performance
------------------------------------------------------

The Class III shares of the GMO U.S. Bond/Global Alpha A Fund returned 0.4% for the fiscal year ended February 28, 1999, compared to 6.2% for the Lehman Brothers Aggregate Bond Index. Consistent with the Fund's investment objectives and policies, the Fund was substantially invested in investment-grade, foreign and domestic, fixed income instruments throughout the period. Although the Fund is benchmarked against a domestic bond index, the value added is derived from global bond and currency strategies.

The fund underperformed the benchmark during the fiscal year by 5.8%. While bond market selection added value to the portfolio, currency, emerging and issue selection were negative and reduced the portfolio's return. The continued pattern of declining short-term interest rates across the globe was beneficial for portfolio returns, especially in the fourth quarter of 1998. Several unanticipated developments contributed to the Fund's underperformance. The decision by Russia to default on its domestic debt and devalue its currency reduced the Fund's returns, given the portfolio's exposure to emerging country debt. The collapse of Long-Term Capital Management prompted hedge funds and other investors to unwind short Japanese yen positions. The result was a 15 percent appreciation in the yen during the month of October, which negatively affected returns, given the Fund's underweight yen position. In addition, the panic-driven flight to liquidity during the fourth quarter caused spreads to widen on the Fund's holdings of highly rated, but less liquid asset-backed securities, governments and agencies.


Outlook
-------

The Fund currently is structured to benefit from outperformance in the Australian, Canadian, Swedish, U.S. and emerging bond markets. We expect the Euro, Japanese and British bond markets to underperform. Our strategy maintains a market duration in each country. Strong relative performance is expected from the Canadian dollar, Swedish krona and U.K. pound. The Euro, Japanese yen, Swiss franc and U.S. dollar are expected to underperform. GMO also expects to recoup losses experienced in 1998 due to widening in spreads on highly rated, but less-liquid U.S. asset-backed securities, governments and agencies.

The views expressed here are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC Management. They are not meant as investment advice.

           Comparison of Change in Value of a $10,000 Investment in
          GMO U.S. Bond/Global Alpha A Fund Class III Shares and the
                     Lehman Brothers Aggregate Bond Index
                            As of February 28, 1999

                     -------------------------------------
                          Average Annual Total Return
                     -------------------------------------
                                                Inception
                     1yr         5yr            4/30/97
                     -------------------------------------
                     0.3         N/A            6.6
                     -------------------------------------

                           [LINE GRAPH APPEARS HERE]


Date       GMO U.S. Bond/Global Alpha A Fund   Lehman Brothers Aggregate Bond Index
               Class III Shares
   1/31/97
   4/30/97                9,985                               10,000
   6/30/97               10,235                               10,214
   9/30/97               10,754                               10,554
  12/31/97               11,178                               10,864
   3/31/98               11,315                               11,033
   6/30/98               11,453                               11,285
   9/30/98               11,626                               11,762
  12/31/98               11,611                               11,802
   2/28/99               11,248                               11,678

Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on reinvested distributions. Each performance figure assumes purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of 15 bp on the purchase. Transaction fees are paid to the Fund to cover trading costs. Past performance is not indicative of future performance. Information is unaudited.

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)
Annual Report
February 28, 1999

Report of Independent Accountants

To the Trustees of GMO Trust and the Shareholders of GMO U.S. Bond/Global Alpha B Fund (A Series of GMO Trust)


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO U.S. Bond/Global Alpha B Fund at February 28, 1999 and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
Boston, Massachusetts
April 16, 1999

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
February 28, 1999


           Par Value        Description                                                           Value ($)
---------------------------------------------------------------------------------------------------------------
                            DEBT OBLIGATIONS -- 97.0%

                            Australia -- 3.4%
GBP         2,500,000       Commonwealth Bank Australia Series EMTN, 8.13%, due 12/07/06             4,657,815
                                                                                               ----------------
                            Brazil -- 1.5%
USD        10,000,000       Brazil Discount Bond, Principal Strip due 4/15/24/(a)/                   2,037,318
                                                                                               ----------------
                            Bulgaria -- 0.7%
USD         5,000,000       Bulgaria Discount Strips, 0.00%, due 7/28/24/(a)/                        1,018,659
                                                                                               ----------------
                            Cayman Islands -- 4.8%
CAD         1,000,000       Government of Canada (Cayman), 7.25%, due 6/01/08                          729,381
USD         3,000,000       Great Point CBO Ltd. Series 98-1A Class A1, 144A,
                                Variable Rate, 6 mo. LIBOR + .30%, 5.71%, due 10/15/10               2,956,875
USD         3,000,000       Pemex Finance Ltd Series 1A Class A2, 144A, 6.30%, due 5/15/10           2,917,500
                                                                                               ----------------
                                                                                                     6,603,756
                                                                                               ----------------
                            Chile -- 0.5%
USD           750,000       Banco Santander, 6.50%, due 11/01/05                                       722,813
                                                                                               ----------------
                            Japan -- 0.6%
USD           800,000       Japan Development Bank, 6.88%, due 12/16/99                                806,800
                                                                                               ----------------
                            Sweden -- 1.0%
SEK        10,700,000       Kingdom of Sweden, 6.00%, due 2/09/05                                    1,437,829
                                                                                               ----------------
                            United States -- 84.5%

                            Asset Backed Securities -- 73.4%
USD        10,000,000       Anfield Road I Ltd.,
                                Variable Rate, 6 mo. LIBOR + .25%, 5.22%, due 11/06/06               9,814,062
USD         3,000,000       Augusta Funding VI Series 96-A3, 144A, 7.38%, due 4/15/13                3,196,406
USD         5,000,000       BEA CBO Series 98-1A Class A2A, 6.72%, due 6/15/10                       4,822,656
USD         5,000,000       Big Flower Receivables Master Trust 96-2 Class A,
                                Variable Rate, LIBOR +.25%, 5.19%, due 4/25/03                       4,930,000
USD         5,995,000       Brazos Student Loan Finance Corp Series 96-B Class A4,
                                Variable Rate, 3 mo. U.S. Treasury Bill + .50%, 5.06%,
                                 due 12/01/02                                                        5,968,772
USD         3,000,000       Chevy Chase Master Credit Card Trust Series 98-A,
                                Variable Rate, 1 mo. LIBOR + .15%, 5.09%, due 10/16/06               2,991,000
USD        10,000,000       Chyps CBO Series 97-1A Class A2A, 144A, 6.72%, due 1/15/10               9,746,874
USD        10,000,000       Discover Card Trust I Series 97-3 Class A,
                                Variable Rate, 1 mo. LIBOR + .13%, 5.07%, due 4/16/07                9,987,499



              See accompanying notes to the financial statements.              1

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999

           Par Value        Description                                                             Value ($)
---------------------------------------------------------------------------------------------------------------

                            Asset Backed Securities -- continued
USD         5,000,000       Dreamworks Film Trust Series 1 Class A,
                                Variable Rate, 3 mo. LIBOR + .22%, 5.25%, due 10/15/06               4,975,000
USD         6,000,000       EMAC Series 98-1 Class A2, 144A, 6.38%, due 4/15/07                      5,734,688
USD         4,000,000       Health Care Receivables Securitization Program 96-1 Class A,
                                144A, 7.20%, due 7/01/00                                             4,010,000
USD         1,950,000       Keycorp Student Loan Trust 94-B Certificates,
                                Variable Rate, 1 mo. LIBOR + .73%, 5.67%, due 11/25/21               1,941,225
USD         3,000,000       MBNA Master Credit Card Trust Series 95-J Class A,
                                Variable Rate, 1 mo. LIBOR + .23%, 5.17%, due 4/15/05                3,007,800
USD         3,000,000       MBNA Master Credit Card Trust Series 96-A Class A,
                                Variable Rate, 1 mo. LIBOR + .21%, 5.15%, due 7/15/05                3,006,600
USD         4,000,000       MBNA Master Credit Card Trust Series 98-A Class A,
                                Variable Rate, 1 mo. LIBOR + .11%, 5.05%, due 8/15/05                3,993,750
USD         8,300,000       Northstar CBO Ltd. Series 97-2 Class A2, 144A, 6.62%, due
                                7/15/09                                                              8,973,078
USD         1,471,024       Resolution Trust Corp 94-C1 Class A1,
                                Variable Rate, 1 mo. LIBOR + .45%, 5.45%, due 6/25/26                1,470,335
USD         5,000,000       Rhyno CBO Delaware Corp Series 97-1 Class A-2, 144A,
                                Variable Rate, Step Up, 6.33%, due 9/15/09                           5,271,094
USD         5,000,000       SHYPPCO Finance Company Series B Class A-2B, 6.64%, due 6/15/10          4,895,000
USD         2,620,000       SMS Student Loan Trust 94-B Certificates,
                                Variable Rate, 1 mo. LIBOR + .75%, 5.67%, due 10/25/23               2,612,140
                                                                                               ----------------

                                                                                                   101,347,979
                                                                                               ----------------
                            U.S. Government -- 4.0%
USD        10,100,000       U.S. Treasury 0.00% Receipts due 8/15/13(a)                              4,030,855
USD         1,500,000       U.S. Treasury Note, 6.38%, due 8/15/02                                   1,551,095
                                                                                               ----------------

                                                                                                     5,581,950
                                                                                               ----------------

                            U.S. Government Agency -- 7.1%
USD         1,500,000       Agency for International Development Floater (Support of Belize),
                                Variable Rate, 6 mo. U.S. Treasury Bill + .50%, 5.10%, due
                                1/01/14                                                              1,455,000
USD         4,667,001       Agency for International Development Floater (Support of C.A.B.E.I.),
                                Variable Rate, 6 mo. U.S. Treasury Bill + .40%, 5.00%, due
                                10/01/12                                                             4,480,321


2             See accompanying notes to the financial statements.

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999

           Par Value        Description                                                         Value ($)
---------------------------------------------------------------------------------------------------------------
                            U.S. Government Agency -- continued
USD         4,000,000       Federal Home Loan Bank,
                                  Variable Rate, CPI + 3.15%, 4.75%, due 2/15/02(b)                  3,874,000
                                                                                               ----------------
                                                                                                     9,809,321
                                                                                               ----------------
                            Total United States                                                    116,739,250
                                                                                               ----------------
                            TOTAL DEBT OBLIGATIONS  (Cost  $134,672,880)                           134,024,240
                                                                                               ----------------
           Principal
            Amount
           ---------
                            Call Options Purchased -- 0.1%

                            Options on Bonds -- 0.0%
SEK        28,000,000       Sweden Government Bond, Expires 4/27/99, Strike 110.114                     40,336
                                                                                               ----------------
                            Options on Currency -- 0.1%
USD         2,000,000       Euro, Expires 4/06/99, Strike 1.15                                          83,600
USD           600,000       Japanese Yen, Expires 4/16/99, Strike 122                                    8,040
                                                                                               ----------------
                                                                                                        91,640
                                                                                               ----------------
                            Options on Futures -- 0.0%
USD           365,000       Eurodollar, Expires 3/15/99, Strike 95                                       3,650
                                                                                               ----------------
                            TOTAL CALL OPTIONS PURCHASED
                            (Cost  $114,398)                                                           135,626
                                                                                               ----------------
                            PUT OPTIONS PURCHASED -- 0.0%

                            Options on Currency -- 0.0%
USD         2,000,000       Euro, Expires 4/06/99, Strike 1.20                                              --
USD           600,000       Japanese Yen, Expires 4/16/99, Strike 112                                    4,980
                                                                                               ----------------
                                                                                                         4,980
                                                                                               ----------------
                            TOTAL PUT OPTIONS PURCHASED
                            (Cost  $30,100)                                                              4,980
                                                                                               ----------------

            Par Value       SHORT-TERM INVESTMENTS -- 2.7%
            ---------
                            Cash Equivalents -- 0.4%
USD           399,542       BankBoston Eurodollar Time Deposit, 5.005% due 4/30/99(c)                  399,542
              135,458       Merrimac Cash Fund Premium Class(c)                                        135,458
                                                                                               ----------------
                                                                                                       535,000
                                                                                               ----------------

              See accompanying notes to the financial statements.              3

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


           Par Value        Description                                                           Value ($)
---------------------------------------------------------------------------------------------------------------
                            Commercial Paper -- 2.3%
USD         3,202,000       Baker Hughes, 4.87%, due 3/01/99                                         3,202,000
                                                                                               ----------------
                            Repurchase Agreements -- 0.0%
USD             1,531       Salomon Smith Barney Inc. Repurchase Agreement, dated 2/26/99, due 3/1/99, with a maturity value of $1,532 and an effective yield of 4.02%, collateralized by a U.S. Treasury Obligation with a rate of 7.00%, maturity date of 7/15/06 and market
                            value, including accrued interest, of $1,562.                                1,531
                                                                                               ----------------
                            TOTAL SHORT-TERM INVESTMENTS
                            (Cost  $3,738,531)                                                       3,738,531
                                                                                               ----------------
                            TOTAL INVESTMENTS-- 99.8%
                            (Cost $138,555,909)                                                    137,903,377

                            Other Assets and Liabilities (net)-- 0.2%                                  242,863
                                                                                               ----------------

                            TOTAL NET ASSETS-- 100%                                            $   138,146,240
                                                                                               ================






4             See accompanying notes to the financial statements.

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999



                        Notes to the Schedule of Investments:

                        EMTN  - Euromarket Medium Term Note

                        144A-- Securities exempt from registration under Rule
                              144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                        Variable and Step up rates -- The rates shown on
                              variable and step up rate notes are the current interest rates at February 28, 1999, which are subject to change based on the terms of the security, including varying reset dates.


                        Currency Abbreviations
                        AUD - Australian Dollar
                        BEF - Belgian Franc
                        CAD - Canadian Dollar
                        CHF - Swiss Franc
                        EUR - Euro
                        GBP - British Pound
                        ITL - Italian Lira
                        JPY - Japanese Yen
                        SEK - Swedish Krona
                        USD - United States Dollar

                        (a)   Valued by management (Note 1).

                        (b) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts.

                        (c) Represents investments of security lending collateral (Note 1).



              See accompanying notes to the financial statements.              5

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- February 28, 1999
--------------------------------------------------------------------------------

Assets:
  Investments, at value (cost $138,555,909) (Note 1)                          $ 137,903,377
  Cash (Note 1)                                                                     663,409
  Interest receivable                                                             1,015,438
  Receivable for variation margin on open futures contracts (Notes 1 and 6)          47,960
  Receivable for expenses waived or borne by Manager (Note 2)                        19,837
                                                                              -------------

      Total assets                                                              139,650,021
                                                                              -------------

Liabilities:
  Payable upon return of securities loaned (Note 1)                                 535,000
  Written options outstanding, at value (premiums $82,764) (Notes 1 and 6)           71,820
  Net payable for open forward foreign currency contracts (Notes 1 and 6)           113,489
  Payable to affiliate for (Note 2):
     Management fee                                                                  22,928
     Shareholder service fee                                                          7,107
  Payable for open swap contracts (Note 1 and 6)                                    710,289
  Accrued expenses                                                                   43,148
                                                                              -------------

      Total liabilities                                                           1,503,781
                                                                              -------------

Net assets                                                                    $ 138,146,240
                                                                              =============

Net assets consist of:
  Paid-in capital                                                             $ 140,568,579
  Distributions in excess of net investment income                                 (873,945)
  Distributions in excess of net realized gain                                      (11,422)
  Net unrealized depreciation                                                    (1,536,972)
                                                                              =============
                                                                              $ 138,146,240
                                                                              =============

Net assets attributable to:
  Class III shares                                                            $ 138,146,240
                                                                              =============

Shares outstanding:
  Class III                                                                      19,250,632
                                                                              =============

Net asset value per share:
  Class III                                                                   $        7.18
                                                                              =============



              See accompanying notes to the financial statements.

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)


Statement of Operations -- Year Ended February 28, 1999
----------------------------------------------------------------------------------------------------
Investment Income:
    Interest (including securities lending income of $986)                              $ 10,885,661
    Dividends                                                                                333,450
                                                                                        ------------

        Total income                                                                      11,219,111
                                                                                        ------------

Expenses:
    Management fee (Note 2)                                                                  711,308
    Custodian and transfer agent fees                                                         96,429
    Registration fees                                                                         66,342
    Audit fees                                                                                41,670
    Legal fees                                                                                 3,534
    Trustees fees (Note 2)                                                                     1,655
    Miscellaneous                                                                              2,728
    Fees waived or borne by Manager (Note 2)                                                (568,011)
                                                                                        ------------
                                                                                             355,655
    Shareholder service fee (Note 2)
        Class III                                                                            266,738
                                                                                        ------------
        Net expenses                                                                         622,393
                                                                                        ------------

            Net investment income                                                         10,596,718
                                                                                        ------------

Realized and unrealized gain (loss):
  Net realized gain (loss) on:
        Investments                                                                         (283,386)
        Closed futures contracts                                                            (286,264)
        Closed swap contracts                                                              1,705,368
        Written options                                                                   (1,881,875)
        Foreign currency, forward contracts and foreign currency related transactions      1,260,534
                                                                                        ------------

            Net realized gain                                                                514,377
                                                                                        ------------

    Change in net unrealized appreciation (depreciation) on:
        Investments                                                                       (1,132,853)
        Open futures contracts                                                               639,001
        Open swap contracts                                                               (1,141,327)
        Written options                                                                     (345,876)
        Foreign currency, forward contracts and foreign currency related transactions       (458,504)
                                                                                        ------------

            Net unrealized loss                                                           (2,439,559)
                                                                                        ------------

        Net realized and unrealized loss                                                  (1,925,182)
                                                                                        ------------

Net increase in net assets resulting from operations                                    $  8,671,536
                                                                                        ============



               See accompanying notes to the financial statements.            7

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                         Period from
                                                                                        July 29, 1997
                                                                                      (commencement of
                                                             Year Ended                operations) to
                                                          February 28, 1999          February 28, 1998
                                                         --------------------       ----------------------
Increase (decrease) in net assets:
Operations:
  Net investment income                                   $  10,596,718                $  12,714,986
  Net realized gain                                             514,377                    1,822,174
  Change in net unrealized appreciation (depreciation)       (2,439,559)                     902,587
                                                          -------------                -------------

  Net increase in net assets resulting from operations        8,671,536                   15,439,747
                                                          -------------                -------------
Distributions to shareholders from:
  Net investment income
      Class III                                             (15,078,084)                  (7,602,708)
                                                          -------------                -------------
      Total distributions from net investment income        (15,078,084)                  (7,602,708)
                                                          -------------                -------------
  In excess of net investment income
      Class III                                              (3,785,552)                          --
                                                          -------------                -------------
      Total distributions in excess of net investment
      income                                                 (3,785,552)                          --
                                                          -------------                -------------
  Net realized gains
      Class III                                              (1,159,070)                  (2,339,295)
                                                          -------------                -------------
      Total distributions from net realized gains            (1,159,070)                  (2,339,295)
                                                          -------------                -------------
  In excess of net realized gains
      Class III                                              (1,427,853)                          --
                                                          -------------                -------------
      Total distributions in excess of net realized
      gains                                                  (1,427,853)                          --
                                                          -------------                -------------

                                                            (21,450,559)                  (9,942,003)
                                                          -------------                -------------
  Net share transactions: (Note 5)
      Class III                                            (229,679,318)                 375,106,837
                                                          -------------                -------------
  Increase (decrease) in net assets resulting from net
     share transactions                                    (229,679,318)                 375,106,837
                                                          -------------                -------------

     Total increase (decrease) in net assets               (242,458,341)                 380,604,581

Net assets:
  Beginning of period                                       380,604,581                           --
                                                          -------------                -------------


  End of period (including distributions in excess of
     net investment income of $873,945 and accumulated
     undistributed net investment income of $1,144,792,
     respectively)                                        $ 138,146,240                $ 380,604,581
                                                          =============                =============



8              See accompanying notes to the financial statements.

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                                  Period from July 29, 1997
                                                              Year Ended         (commencement of operations)
                                                            February 28, 1999       to February 28, 1998
                                                           ------------------    -----------------------------
Net asset value, beginning of period                           $   10.14                  $   10.00
                                                               ----------                 ----------

Income from investment operations:
    Net investment income                                           0.59+                      0.35+
    Net realized and unrealized gain (loss)                        (0.19)                      0.06
                                                               ----------                 ----------

       Total from investment operations                             0.40                       0.41
                                                               ----------                 ----------

Less distributions to shareholders:
    From net investment income                                     (2.36)(a)                  (0.21)
    In excess of net investment income                             (0.59)(a)                     --
    From net realized gains                                        (0.18)                     (0.06)
    In excess of net realized gains                                (0.23)                        --
                                                               ----------                 ----------

       Total distributions                                         (3.36)                     (0.27)
                                                               ----------                 ----------
Net asset value, end of period                                 $    7.18                  $   10.14
                                                               ==========                 ==========

Total Return (b)                                                    3.42%                      4.15%

Ratios/Supplemental Data:
    Net assets, end of period (000's)                          $ 138,146                  $ 380,605
    Net expenses to average daily net assets                        0.35%                      0.35%*
    Net investment income to average daily net assets               5.96%                      5.88%*
    Portfolio turnover rate                                          134%                        27%
    Fees and expenses voluntarily waived or borne by the
       Manager consisted of the following per share            $    0.03                       0.02
       amounts:

(a) The amount shown for a share outstanding does not correspond with the aggregate distributions to shareholders for the year ended February 28, 1999 due to the timing of purchases and redemptions of Fund shares in relation to the declaration of distributions to shareholders.
(b) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
+   Computed using average shares outstanding throughout the period.
*   Annualized.



               See accompanying notes to the financial statements.

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)

Notes to Financial Statements
February 28, 1999
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO U.S. Bond/Global Alpha B Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks a high total return primarily through investing in investment-grade bonds.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     Some fixed income securities and options thereon are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change any pricing source at any time. The Manager is kept informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has the power to override any price supplied by a source (by taking a price supplied by another source) because the Manager has other reasons to suspect that a price supplied may not be reliable.

     Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Certain investments in securities held by the Fund were valued on the basis of a price provided by a principal market maker. The prices provided by principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. At February 28, 1999 the total value of these securities represented 49% of net assets. Included in this total are U.S. Government backed securities and highly rated collateralized debt obligations that represent 46% of net assets at February 28, 1999.


     Foreign currency translation
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.


     Futures contracts
     The Fund may use futures contracts to manage its exposure to the bond and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of February 28, 1999.


     Forward currency contracts
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss.

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of February 28, 1999.


     Options
     The Fund may write call and put options on securities or currencies it owns or in which it may invest. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amounts paid on the transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying securities may be sold
     (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. See Note 6 for a summary of open written option contracts as of February 28, 1999.

     The Fund may also purchase put and call options. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid.

     Indexed securities
     The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

     Swap agreements
     The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to interest rates and credit risk. The Fund may enter into interest rate, total return and credit default swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security or index

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Credit default swaps involve the payment of a specified rate based on the notional amount. The Fund receives payment upon a default of the underlying security. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral, which is paid by the counterparty. At February 28, 1999, $663,409 in cash has been set aside. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swaps agreements are recorded as interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. See Note 6 for a summary of open swap agreements as of February 28, 1999.


     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.


     Security lending
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower fail financially. The Fund receives compensation for lending its securities. At February 28, 1999, the Fund loaned securities having a market value of $517,795 collateralized by cash in the amount of $535,000 which was invested in short-term instruments.


     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary.

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency and swap transactions and redemptions in-kind. Gains resulting from such in-kind transactions amounted to $4,998,346.

     The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 28, 1999. This reclassification has no impact on net investment income, realized gain/loss and net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights table excludes these adjustments.


             Accumulated
          Undistributed Net       Accumulated Undistributed
          Investment Income           Net Realized Gain         Paid-in Capital
      ----------------------    ----------------------------   -----------------
             $ 6,248,181                $ (1,389,241)            $ (4,858,940)


     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.


     Security transactions and related investment income
     Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. Dividend income is recorded on the ex-dividend date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in principal or face amount of the securities adjusted for inflation is recorded as interest income.


     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------


     Purchases and redemptions of Fund shares
     The premium on cash purchases of Fund shares is .15% of the amount invested. The premium will be reduced by 50% with respect to any portion of a purchase that is offset by a corresponding redemption occurring on the same day. In addition, the purchase premium for this Fund will be reduced by 50% if the purchaser makes an in-kind purchase of Fund shares or if the purchase or redemption is part of a transfer from or to another Fund where the Manager is able to transfer securities among the Funds to effect the transaction. All purchase premiums are paid to and recorded by the Fund as paid-in capital. Purchase premiums are included as part of "shares sold", as summarized in Note 5. For the year ended February 28, 1999, the Fund received $123,092 in purchase premiums. There is no premium for redemptions or reinvested distributions.

     Investment risk
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .40% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

     GMO agreed to waive a portion of its fee and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed .20% of average daily net assets.

     Effective March 1, 1999, GMO's contractual management fee was reduced to .20% of average daily net assets. GMO entered into a binding agreement effective until February 29, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the year ended February 28, 1999 was $1,655. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------


3.   Purchases and sales of securities

     For the year ended February 28, 1999, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                       Purchases        Sales
                                                    -------------   ------------
      U.S. Government securities                    $  11,118,026   $ 74,730,237
      Investments (non-U.S. Government securities)    251,261,245    414,663,951

     At February 28, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                      Gross Unrealized    Gross Unrealized     Net Unrealized
      Aggregate Cost    Appreciation        Depreciation        Depreciation
     -------------------------------------------------------------------------
       $138,555,909       $697,972           $1,350,504           $652,532


4.   Principal shareholders

     At February 28, 1999, 96.5% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares.


5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including the purchase premiums received by the Fund, were as follows:

                                                                              Period from July 29, 1997
                                                    Year Ended               (commencement of operations)
      Class III:                                 February 28, 1999               to February 28, 1998
                                          ------------------------------    ------------------------------
                                              Shares          Amount            Shares          Amount
                                          -------------    -------------    -------------    -------------
   Shares sold                               18,651,438    $ 158,378,340       37,287,695    $ 372,664,834
   Shares issued to shareholders
       in reinvestment of distributions       2,639,708       20,620,609          990,239        9,942,003
   Shares repurchased                       (39,582,432)    (408,678,267)        (736,016)      (7,500,000)
                                          -------------    -------------    -------------    -------------
   Net increase (decrease)                  (18,291,286)   $(229,679,318)      37,541,918    $ 375,106,837
                                          =============    =============    =============    =============


GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------


6.   Financial instruments

     A summary of outstanding financial instruments at February 28, 1999 is as follows:


     Forward currency contracts

                                                                         Net Unrealized
      Settlement                                                          Appreciation
         Date    Deliver/Receive Units of Currency        Value          (Depreciation)
      ---------- --------------- -----------------  ------------------ --------------------

       4/20/99         AUD                 200,000 $         124,240  $          (5,196)
       5/05/99         CAD              14,800,000         9,803,320            (91,419)
       4/27/99         GBP               2,200,000         3,521,474            (43,647)
                                                                       --------------------
                                                                      $        (140,262)
                                                                       ====================

        Sales

       4/20/99         AUD               1,100,000 $         683,322  $          11,526
       5/13/99         EUR               5,500,000         6,062,155             (8,580)
       4/27/99         GBP               3,600,000         5,762,412             31,068
       4/13/99         JPY             160,000,000         1,357,290             34,096
                                                                       ---------------------
                                                                      $          68,110
                                                                       =====================


      Forward cross currency contracts

                                                                            Net Unrealized
      Settlement                                                             Appreciation
         Date     Deliver/Units of Currency     Receive/In Exchange For     (Depreciation)
      ---------- ---------------------------- --------------------------  ------------------
       3/16/99     CHF             5,262,030   EUR             3,300,000  $       (12,924)
       3/09/99     EUR             3,100,000   SEK            27,635,779          (37,862)
       3/16/99     EUR             2,800,000   CHF             4,455,010            4,228
       3/09/99     SEK            33,312,673   EUR             3,700,000            5,221
                                                                           ----------------
                                                                          $       (41,337)
                                                                           ================

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

      Futures contracts

                                                                                       Net Unrealized
         Number of                                        Expiration      Contract      Appreciation
         Contracts                   Type                    Date          Value       (Depreciation)
       ------------ ----------------------------------- -------------- -------------- -----------------
           Buys

            19      Swedish Government 10 Yr.             March 1999  $    2,577,216 $      (34,047)
            29      Canadian Government Bond               June 1999       2,382,054        (26,463)
            18      Australian Government Bond 10 Yr.     March 1999       1,662,138        (23,973)
            163     U.S. Treasury Note 5 Yr.               June 1999      18,087,906       (141,222)
            50      U.S. Treasury Note 10 Yr.              June 1999       5,737,500        (63,216)
            34      U.S. Long Bond                         June 1999       1,330,656         (8,627)
                                                                                      ----------------
                                                                                     $     (297,548)
                                                                                      ================


           Sales

            32      Swiss Government Bond                 March 1999  $    2,868,097 $       (7,130)
             1      Swiss Government Bond                  June 1999          88,600             63
             4      Japanese Government Bond 10 Yr.       March 1999       4,416,351         69,178
            29      U.K.Gilt                               June 1999       5,433,262         67,520
            42      German Government Bond                March 1999       6,746,590         98,004
                                                                                      ----------------
                                                                                     $      227,635
                                                                                      ================

      At February 28, 1999, the Fund has sufficient cash and/or securities to cover any commitments or margin on these contracts.

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------


     Written option transactions

                                                  Puts                                      Calls

                                 Principal Amount of                          Principal Amount
                                     Contracts                                 of Contracts
                                   (000's omitted)         Premiums           (000's omitted)        Premiums
                                --------------------- -------------------   ------------------- -------------------
      Outstanding, beginning
          of period                        146,800    $      3,372,860                81,800    $      3,437,490
      Options written                          600              37,764                   600              45,000
      Options exercised                         --                  --               (11,100)           (601,065)
      Options expired                      (76,100)         (1,107,230)                   --                  --
      Options sold                         (70,700)         (2,265,630)              (70,700)         (2,836,425)
                                ---------------------  ------------------   -------------------  ------------------
      Outstanding, end
          of period                            600    $         37,764                   600    $         45,000
                                =====================  ==================   ===================  ==================


     Summary of written options outstanding


                                  Principal Amount of
                                      Contracts                               Expiration
                                   (000's omitted)      Exercise Price           Date                 Value
                                 --------------------- ------------------ --------------------  -------------------
      USD Put/JPY Call                 600 USD             112.7 JPY           11/16/99         $          28,980


      USD Call/JPY Put                 600 USD             112.7 JPY           11/16/99                    42,840
                                                                                                 ------------------
                                                                                                $          71,820
                                                                                                 ==================

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

      Swap agreements

                             Expiration                                                           Net Unrealized
         Notional Amount        Date                          Description                          Depreciation
      --------------------- ------------ ------------------------------------------------------- ----------------
      Credit Default Swaps

       49,000,000,000 ITL     3/31/03    Agreement with Morgan Guaranty Trust Company dated    $        (28,457)
                                         3/26/98 to pay .07% per year times the notional
                                         amount.  The Fund receives payment only upon a
                                         default event in Italy, the notional amount times the
                                         difference between the par value and the then-market
                                         value of Italy BTPS, 6.00% due 11/01/07.


        1,058,750,000 BEF     3/31/03    Agreement with Morgan Guaranty Trust Company dated             (29,513)
                                         3/26/98 to pay .07% per year times the notional
                                         amount.  The Fund receives payment only upon a
                                         default event in Belgium, the notional amount times
                                         the difference between the par value and the
                                         then-market value of Kingdom of Belgium, 5.75% due
                                         3/28/08.


       Interest Rate Swap

          5,000,000 CHF       6/11/05    Agreement with Morgan Guaranty Trust Company dated            (138,430)
                                         6/09/98 to pay the notional amount multiplied by
                                         3.245% and to receive the notional amount multiplied
                                         by 6 month Floating Rate Swiss LIBOR adjusted by a
                                         specified spread.

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

      Swap agreements -- continued


                                  Expiration                                                            Net Unrealized
           Notional Amount           Date                           Description                          Depreciation
      -------------------------- ------------- ------------------------------------------------------- -----------------
          Total Return Swap

           25,000,000 USD          11/30/99    Agreement with Morgan Guaranty Trust Company dated      $       (513,889)
                                               11/24/98 to receive (pay) the notional amount
                                               multiplied by the return on the Lehman Aggregate
                                               Index and to pay the notional amount multiplied by 3
                                               month LIBOR adjusted by a specified spread. +
                                                                                                         ---------------
                                                                                                       $       (710,289)
                                                                                                         ===============


See Notes to the Schedule of Investments for definitions of currency abbreviations.

+ This swap agreement is valued by management (Note 1).

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)

Federal Tax Information -- (Unaudited)
--------------------------------------------------------------------------------


For the fiscal year ended February 28, 1999, all of the Fund's distributions are from investment company taxable income, except that the Fund has designated 10.14% of distributions as net capital gain dividends.


The Fund has elected to defer to March 1, 1999 post-October capital losses of $769,108 and foreign currency losses of $1,009,088.

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)



--------------------------------------------------------------------------------


Portfolio Managers
------------------

Mr. William L. Nemerever and Mr. Thomas F. Cooper are primarily responsible for the day-to-day management of the Fund's portfolio. Each of these individuals has been a portfolio manager with Grantham, Mayo, Van Otterloo & Co. LLC since 1993.


Management Discussion and Analysis of Fund Performance
------------------------------------------------------

The Class III shares of the GMO U.S. Bond/Global Alpha B Fund returned 3.4% for the fiscal year ended February 28, 1999, compared to 6.2% for the Lehman Brothers Aggregate Bond Index. Consistent with the Fund's investment objectives and policies, the Fund was substantially invested in foreign and domestic fixed income instruments throughout the period. Although the Fund is benchmarked against a domestic bond index, the value added is derived from global bond and currency strategies.

The fund underperformed the benchmark during the fiscal year by 2.8%. While bond market selection added value to the portfolio, currency and issue selection negatively affected performance. The continued pattern of declining short-term interest rates across the globe added value to the portfolio, especially in the fourth quarter of 1998. Several unanticipated developments contributed to the Fund's underperformance. The collapse of Long-Term Capital Management prompted hedge funds and other investors to unwind short Japanese yen positions. The result was a 15 percent appreciation in the yen during the month of October, which negatively affected returns, given the Fund's underweight yen position. In addition, the panic-driven flight to liquidity during the fourth quarter caused spreads to widen on the Fund's holdings of highly rated, but less liquid asset-backed securities, governments and agencies. Although the portfolio does not hold emerging country debt, the decision by Russia to default on its domestic debt and devalue its currency together with the collapse in commodity prices hurt returns, given the currency model's overweight position in several high yield and commodity-linked currencies.


Outlook
-------

The Fund currently is structured to benefit from outperformance in the Australian, Canadian and Swedish and U.S. bond markets. We expect underperformance from the Euro, Japanese, Swiss and British bond markets. Our strategy maintains a market duration in each country. Strong relative performance is expected from the Canadian dollar, Swedish Krona and U.K. pound, while the Euro, Japanese yen, Swiss franc and U.S. dollar are expected to underperform. GMO also expects to recoup losses experienced in 1998 due to widening in spreads on highly rated, but less-liquid U.S. asset-backed securities, governments and agencies.

The views expressed here are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC Management. They are not meant as investment advice.

           Comparison of Change in Value of a $10,000 Investment in
          GMO U.S. Bond/Global Alpha B Fund Class III Shares and the
                     Lehman Brothers Aggregate Bond Index
                            As of February 28, 1999


                        -------------------------------
                          Average Annual Total Return
                        -------------------------------
                                            Since
                                          Inception
                            1 Year         7/29/97
               Class    -------------------------------
                III          3.3%            4.7%
                        -------------------------------


                           [LINE GRAPH APPEARS HERE]

               GMO U.S. Bond/Global Alpha B Fund           Lehman Brothers
     Date              Class III Shares                 Aggregate Bond Index
     ----      ---------------------------------        --------------------
   1/31/97
   7/29/97                   9,985                             10,000
   9/30/97                  10,055                             10,097
  12/31/97                  10,276                             10,394
   3/31/98                  10,461                             10,556
   6/30/98                  10,625                             10,796
   9/30/98                  11,041                             11,253
  12/31/98                  10,995                             11,291
   2/28/99                  10,755                             11,173

Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on reinvested distributions. Each performance figure assumes purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of 15 bp on the purchase. Transaction fees are paid to the Fund to cover trading costs. Past performance is not indicative of future performance. Information is unaudited.

GMO U.S. Sector Fund
(A Series of GMO Trust)
Annual Report
February 28, 1999

      Report of Independent Accountants

      To the Trustees of GMO Trust and the Shareholders of GMO U.S. Sector Fund (A Series of GMO Trust)

      In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO U.S. Sector Fund at February 28, 1999 and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


      PricewaterhouseCoopers LLP
      Boston, Massachusetts
      April 12, 1999

GMO U.S. Sector Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
February 28, 1999


   Par Value
     ($)/
    Shares        Description                                                       Value ($)
--------------------------------------------------------------------------------------------------
                  MUTUAL FUNDS -- 100.0%

    230,428       GMO REIT Fund                                                     2,103,811
     94,361       GMO Small Cap Growth Fund                                         1,026,643
    182,662       GMO Small Cap Value Fund                                          2,135,316
    622,477       GMO U.S. Core Fund                                               11,571,846
                                                                                  -----------

                  TOTAL MUTUAL FUNDS (COST $18,178,237)                            16,837,616
                                                                                  -----------

                  SHORT-TERM INVESTMENTS -- 0.1%

                  Repurchase Agreements -- 0.1%
   $ 15,620       Salomon Smith Barney Inc. Repurchase Agreement, dated
                  2/26/99, due 3/1/99, with a maturity value of $15,625 and an effective yield of 4.02%, collateralized by a U.S. Treasury
                  Obligation with a rate of 7.00%, maturity date of 7/15/06
                  and market value, including accrued interest, of $15,932.            15,620
                                                                                  -----------

                  TOTAL SHORT-TERM INVESTMENTS (COST $15,620)                          15,620
                                                                                  -----------
                  TOTAL INVESTMENTS -- 100.1%
                  (COST $18,193,857)                                               16,853,236

                  Other Assets and Liabilities (net) -- (0.1)%                        (23,234)
                                                                                  -----------

                  TOTAL NET ASSETS -- 100%                                        $16,830,002
                                                                                  ===========

               See accompanying notes to the financial statements.             1

GMO U.S. Sector Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- February 28, 1999
--------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $18,193,857) (Note 1)                                $16,853,236
   Receivable for expenses waived or borne by Manager (Note 2)                              900
                                                                                    -----------

       Total assets                                                                  16,854,136
                                                                                    -----------

Liabilities:
   Payable to affiliate for (Note 2):
      Management fee                                                                      6,422
   Accrued expenses                                                                      17,712
                                                                                    -----------

       Total liabilities                                                                 24,134
                                                                                    -----------

Net assets                                                                          $16,830,002
                                                                                    ===========

Net assets consist of:
   Paid-in capital                                                                  $18,623,221
   Accumulated distributions in excess of net realized gain                            (452,598)
   Net unrealized depreciation                                                       (1,340,621)
                                                                                    ===========
                                                                                    $16,830,002
                                                                                    ===========

Net assets attributable to:
   Class III shares                                                                 $16,830,002
                                                                                    ===========

Shares outstanding:
   Class III                                                                          3,636,151
                                                                                    ===========

Net asset value per share:
   Class III                                                                        $      4.63
                                                                                    ===========


2              See accompanying notes to the financial statements.

GMO U.S. Sector Fund
(A Series of GMO Trust)

Statement of Operations -- Year Ended February 28, 1999
--------------------------------------------------------------------------------


Investment Income:
   Dividends from investment company shares                                          $  364,411
   Interest                                                                               2,319
                                                                                     -----------

       Total income                                                                     366,730
                                                                                     -----------

Expenses:
   Management fee (Note 2)                                                              118,652
   Audit fees                                                                            14,785
   Registration fees                                                                      1,945
   Legal fees                                                                               480
   Trustees fees (Note 2)                                                                   186
   Miscellaneous                                                                          2,522
   Fees waived or borne by Manager (Note 2)                                            (138,570)
                                                                                     -----------
                                                                                             --
   Shareholder service fee (Note 2)
       Class III                                                                             90
                                                                                     -----------
       Net expenses                                                                          90
                                                                                     -----------

          Net investment income                                                         366,640
                                                                                     -----------

Realized and unrealized gain (loss):
   Net realized gain on:
       Investments                                                                    2,239,114
       Realized gain distributions from investment company shares                     2,829,190
                                                                                     -----------

          Net realized gain                                                           5,068,304
                                                                                     -----------

   Change in net unrealized appreciation (depreciation) on investments               (2,256,138)

       Net realized and unrealized gain                                               2,812,166
                                                                                     -----------

Net increase in net assets resulting from operations                                 $3,178,806
                                                                                     ===========


               See accompanying notes to the financial statements.             3

GMO U.S. Sector Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                   Year Ended February 28,
                                                               --------------------------------
                                                                  1999                1998
                                                               -----------        -------------
Increase (decrease) in net assets:
Operations:
   Net investment income                                      $   366,640         $  4,417,706
   Net realized gain                                            5,068,304           53,759,388
   Change in net unrealized appreciation (depreciation)        (2,256,138)         (14,779,902)
                                                              -----------         ------------

   Net increase in net assets resulting from operations         3,178,806           43,397,192
                                                              -----------         ------------
Distributions to shareholders from:
   Net investment income
       Class I                                                         --              (46,918)
       Class III                                                 (366,924)          (5,767,909)
                                                              -----------         ------------
       Total distributions from net investment income            (366,924)          (5,814,827)
                                                              -----------         ------------
   In excess of net investment income
       Class I                                                         --               (1,635)
       Class III                                                 (347,888)            (201,027)
                                                              -----------         ------------
       Total distributions in excess of net investment
       income                                                    (347,888)            (202,662)
                                                              -----------         ------------
   Net realized gains
       Class I                                                         --             (878,317)
       Class III                                               (8,557,355)         (95,593,791)
                                                              -----------         ------------
       Total distributions from net realized gains             (8,557,355)         (96,472,108)
                                                              -----------         ------------
   In excess of net realized gains
       Class III                                                 (619,626)                  --
                                                              -----------         ------------
       Total distributions in excess of net realized gains       (619,626)                  --
                                                              -----------         ------------

                                                               (9,891,793)        (102,489,597)
                                                              -----------         ------------
   Net share transactions: (Note 5)
       Class I                                                         --             (661,857)
       Class III                                              (47,279,849)         (97,490,425)
                                                              -----------         ------------
   Decrease in net assets resulting from net share
       transactions                                           (47,279,849)         (98,152,282)
                                                              -----------         ------------

      Total decrease in net assets                            (53,992,836)        (157,244,687)

Net assets:
   Beginning of period                                         70,822,838          228,067,525
                                                              -----------         ------------

   End of period (including accumulated undistributed net
      investment income of $0 and $0, respectively)           $16,830,002         $ 70,822,838
                                                              ===========         ============

4              See accompanying notes to the financial statements.

GMO U.S. Sector Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class I share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                        Period from     Period from September 3, 1996
                                                      March 1, 1997 to   (commencement of operations)
                                                      January 9, 1998       to February 28, 1997
                                                      ----------------  -----------------------------
Net asset value, beginning of period                       $13.03                $ 11.78
                                                           ------                -------

Income from investment operations:
   Net investment income                                     0.27+                  0.12
   Net realized and unrealized gain                          1.78                   2.10
                                                           ------                -------

      Total from investment operations                       2.05                   2.22
                                                           ------                -------

Less distributions to shareholders:
   From net investment income                               (0.39)                 (0.09)
   In excess of net investment income                       (0.01)                    --
   From net realized gains                                  (6.99)                 (0.88)
                                                           ------                -------

      Total distributions                                   (7.39)                 (0.97)
                                                           ------                -------
Net asset value, end of period                             $ 7.69(a)             $ 13.03
                                                           ======                =======

Total Return (b)                                            16.80%                 19.25%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                           --                 $1,357
   Net expenses to average daily net assets                  0.38%*                 0.61%*
   Net investment income to average daily net
      assets                                                 2.67%*                 1.97%*
   Portfolio turnover rate                                    150%                   104%
   Fees and expenses voluntarily waived or borne by
      the Manager consisted of the following per
      share amounts:                                       $ 0.04                $  0.01

+    Computed using average shares outstanding throughout the period.
*    Annualized.
(a) All Class I shares of the Fund were exchanged for Class III shares on January 9, 1998. Amount represents ending net asset value per share on January 9, 1998.
(b) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.

               See accompanying notes to the financial statements.             5

GMO U.S. Sector Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                     Year Ended February 28/29,
                                      ----------------------------------------------------------
                                       1999        1998         1997         1996         1995
                                      -------     -------     --------     --------     --------
Net asset value, beginning of
   period                             $  8.53     $ 13.03     $  13.63     $  11.06     $  11.26
                                      -------     -------     --------     --------     --------

Income from investment operations:
   Net investment income (c)             0.10+       0.29+        0.26         0.29         0.28
   Net realized and unrealized
      gain                               0.27        2.61         2.20         3.90         0.49
                                      -------     -------     --------     --------     --------

      Total from investment
      operations                         0.37        2.90         2.46         4.19         0.77
                                      -------     -------     --------     --------     --------

Less distributions to shareholders:
   From net investment income           (0.10)      (0.40)       (0.22)       (0.29)       (0.27)
   In excess of net investment
      income                            (0.15)      (0.01)          --           --           --
   From net realized gains              (3.75)      (6.99)       (2.84)       (1.33)       (0.70)
   In excess of net realized gains      (0.27)         --           --           --           --
                                      -------     -------     --------     --------     --------

      Total distributions               (4.27)      (7.40)       (3.06)       (1.62)       (0.97)
                                      -------     -------     --------     --------     --------
Net asset value, end of period        $  4.63     $  8.53     $  13.03     $  13.63     $  11.06
                                      =======     =======     ========     ========     ========

Total Return (a)                         3.13%      29.61%       20.88%       38.90%        7.56%

Ratios/Supplemental Data:
   Net assets, end of period
      (000's)                         $16,830     $70,823     $226,711     $211,319     $207,291
   Net expenses to average
      daily net assets (b)               0.00%       0.27%        0.48%        0.48%        0.48%
   Net investment income to
      average daily net assets (c)       1.51%       2.53%        1.99%        2.27%        2.61%
   Portfolio turnover rate                 16%        150%         104%          84%         101%
   Fees and expenses voluntarily
      waived or borne by the
      Manager consisted of the
      following per share amounts:    $  0.04     $  0.04     $   0.02     $   0.01     $   0.01

(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) On August 20, 1997, the Fund began to invest a substantial portion of its assets in other funds of GMO Trust and revised its voluntary expense waiver. Net expenses exclude expenses incurred indirectly through investment in underlying funds. See Note 2.
(c) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
+    Computed using average shares outstanding throughout the period.

6              See accompanying notes to the financial statements.

GMO U.S. Sector Fund
(A Series of GMO Trust)

Notes to Financial Statements
February 28, 1999
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO U.S. Sector Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks a total return greater than that of the Standard & Poor's 500 Stock Index through investment in common stocks either directly or through investments in other Funds of the Trust. Its assets will be primarily invested in or exposed to equity securities chosen from the Wilshire 5000 Index and primarily in common stocks chosen from among the 1,800 companies with the largest equity capitalization whose securities are listed on a United States national securities exchange, and/or shares of other domestic equity funds of the Trust. On August 20, 1997, the Fund began to invest a substantial portion of its assets in other Funds of the Trust.

     Prior to January 9, 1998, the Fund offered three classes of shares: Class I, Class II and Class III. Effective January 9, 1998, Class I shares ceased operations and all shares were exchanged for Class III shares, and Class II shares ceased to be offered. The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Shares of underlying Funds are valued at their net asset value as reported on each business day. Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure

GMO U.S. Sector Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for redemptions in-kind. Gains resulting from such in-kind transactions amounted to $2,192,961.

     The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 28, 1999. This reclassification has no impact on net investment income, realized gain/loss and net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

                 Accumulated                   Accumulated
              Undistributed Net             Undistributed Net
              Investment Income               Realized Gain                Paid-in Capital
           ------------------------      ------------------------      ------------------------
                  $ 348,172                   $ (1,921,507)                  $ 1,573,335

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

GMO U.S. Sector Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund will also incur fees and expenses indirectly as a shareholder in the underlying Funds. Because the underlying Funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary. (See Note 2).

     Purchases and redemptions of Fund shares
     The premium on cash purchases of Fund shares is .27% of the amount invested. In the case of cash redemptions, the fee is .18% of the amount redeemed. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. Purchase premiums are included as part of each class' "shares sold" and redemption fees are included as part of each class' "shares repurchased", respectively, as summarized in Note 5. For the year ended February 28, 1999, the Fund received $2,383 in redemption fees and no purchase premiums. There is no premium for reinvested distributions or in-kind transactions.

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .49% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of .15% for Class III shares. The Fund will invest in Class III shares of each underlying Fund being offered. Like the management fee (as described below), the shareholder service fee will be waived (but not below zero) to the extent of the indirect shareholder service fees paid in connection with the Fund's investment in shares of underlying Funds.

     On August 20, 1997 the Fund revised its voluntary expense waiver to include certain expenses incurred indirectly by the Fund through investment in underlying Funds. GMO agreed to waive a portion of its fee (but not below zero) and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses ("fund expenses") plus the amount of fees and expenses, excluding shareholder service fee and fund expenses (as defined above) incurred indirectly by the Fund through investment in underlying Funds exceed .33% of average daily net assets. Because GMO will not waive the management fees below zero, and because the amount of fees and expenses incurred indirectly by the Fund will vary, the operating expenses

GMO U.S. Sector Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     (excluding shareholder service fees and fund expenses) incurred indirectly by the Fund through investment in underlying Funds may exceed 0.33% of the Fund's average daily net assets. For the year ended February 28, 1999, operating expenses (excluding shareholder service fees and fund expenses) incurred indirectly by the Fund were 0.36% of the Fund's average daily net assets.

     Effective March 1, 1999, GMO's contractual management fee was reduced to 0.33% of average daily net assets. GMO entered into a binding agreement effective until February 29, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses ("fund expenses") plus the amount of fees and expenses, excluding shareholder service fee and fund expenses (as defined above) incurred indirectly by the Fund through investment in underlying Funds exceed the management fee.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the year ended February 28, 1999 was $186. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 28, 1999, aggregated $4,002,033 and $57,975,093, respectively.

     At February 28, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                                 Gross Unrealized      Gross Unrealized         Net Unrealized
         Aggregate Cost            Appreciation          Depreciation            Depreciation
     -----------------------    -------------------    ------------------     -------------------
          $18,646,455                $273,912             $2,067,131              $1,793,219

4.   Principal shareholder

     At February 28, 1999, 80.7% of the outstanding shares of the Fund were held by one shareholder.

GMO U.S. Sector Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including a class' portion of the purchase premiums received by the Fund, were as follows:

                                                                                   Period from March 1, 1997
     Class I:                                                                         to January 9, 1998
                                                                                 ------------------------------
                                                                                     Shares         Amount
                                                                                 -------------- ---------------
     Shares sold                                                                        9,272  $     102,631
     Shares issued to shareholders in
         reinvestment of distributions                                                104,677        926,870
     Shares repurchased                                                              (218,098)    (1,691,358)
                                                                                 -------------- ---------------
     Net decrease                                                                    (104,149) $    (661,857)
                                                                                 ============== ===============

                                                       Year Ended                    Year Ended
     Class III:                                     February 28, 1999             February 28, 1998
                                              -----------------------------------------------------------------
                                                    Shares           Amount            Shares         Amount
                                              ---------------- ----------------- ---------------- -------------
     Shares sold                                          --  $             --       1,374,373   $   15,598,383
     Shares issued to shareholders in
         reinvestment of distributions             1,801,919         9,891,793      10,762,767       97,835,045
     Shares repurchased                           (6,465,314)      (57,171,642)    (21,232,535)    (210,923,853)
                                              ---------------- ----------------- ---------------- -------------
     Net decrease                                 (4,663,395) $    (47,279,849)     (9,095,395)  $  (97,490,425)
                                              ================ ================= ================ =============

GMO U.S. Sector Fund
(A Series of GMO Trust)

Federal Tax Information -- (Unaudited)
--------------------------------------------------------------------------------

For the fiscal year ended February 28, 1999, all of the Fund's distributions are from investment company taxable income, except that the Fund has designated 85.32% of distributions as net capital gain dividends.

GMO U.S. Sector Fund
(A Series of GMO Trust)


--------------------------------------------------------------------------------


Portfolio Managers
------------------

Mr. R. Jeremy Grantham, Mr. Christopher Darnell and Mr. Robert Soucy are primarily responsible for the day-to-day management of the Fund's portfolio. Mssrs. Grantham and Darnell have each been portfolio managers at Grantham, Mayo, Van Otterloo & Co. LLC for more than fifteen years; Mr. Soucy for more than ten years.


Management Discussion and Analysis of Fund Performance
------------------------------------------------------

The Class III shares of the GMO U.S. Sector Fund returned 3.1% for the fiscal year ended February 28, 1999, as compared to 19.7% for the S&P 500. The GMO U.S. Sector Fund currently invests in the GMO U.S. Core Fund, GMO REIT Fund, GMO Small Cap Growth Fund and GMO Small Cap Value Fund. Consistent with the Fund's investment objectives and policies, the Fund was invested substantially in common stocks throughout the period.

The Fund's performance shortfall was due primarily to underweighting large equities and overweighting small-cap stocks and REITs. Throughout the year, the fund maintained a 19% weight in small stocks. This strategy was based on our view that these stocks are more attractive relative to large capitalization stocks when valued using price to sales, price to fair value, price to book and price to cash flow measures. Although this strategy was not successful during the past fiscal year, small stocks are currently at their least expensive level in the past twenty years. We continue to believe that these stocks are positioned to provide exceptionally strong returns relative to large cap stocks over the long term.

The Fund's strategy of maintaining a 13% weight in Real Estate Investment Trusts ("REITs") also detracted from performance. As with small capitalization stocks, this position is based upon the attractive valuations of the sector relative to large capitalization U.S. equities. While real estate is trading at approximately its replacement cost, U.S. large cap equities continue to trade at extremely high levels. REITs, as represented by the Morgan Stanley REIT Index, returned -16.9% for the fiscal year, underperforming the S&P 500 by 36.6%.

The Fund's 68% weight in the U.S. Core Fund also detracted from performance, as the U.S. Core Fund underperformed the S&P 500 by 4.7% for the fiscal year. The Fund's underweight in the largest stocks in the S&P 500 and its value bias both detracted from performance during the year.


Outlook
-------

The Fund emphasizes both small and value stocks which we believe are the most attractive sectors in the U.S. market today. The high disparities in valuation levels between small- and large-capitalization stocks that we have witnessed over the past year are unprecedented. However, we believe these valuation levels will converge to more normal levels, setting the stage for strong outperformance from the small-cap and REIT sectors. The portfolio is positioned to perform well when these sectors rebound.

The views expressed here are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC Management. They are not meant as investment advice.

           Comparison of Change in Value of a $10,000 Investment in
          GMO U.S. Sector Fund Class III Shares and the S&P 500 Index
                            As of February 28, 1999

                   ----------------------------------------
                          Average Annual Total Return
                   ----------------------------------------
                                                  Inception
                   1yr          5yr                12/31/92
                   ----------------------------------------
                   2.7          19.2                 18.6
                   ----------------------------------------


                           [LINE GRAPH APPEARS HERE]

Date                GMO U.S. Sector Fund             S&P 500 Index
                      Class III Shares
   1/31/92
  12/31/92                 9,973                         10,000
   3/31/93                10,621                         10,437
   6/30/93                10,871                         10,488
   9/30/93                11,439                         10,758
  12/31/93                11,657                         11,008
   3/31/94                11,424                         10,590
   6/30/94                11,405                         10,634
   9/30/94                11,911                         11,154
  12/31/94                12,038                         11,153
   3/31/95                13,134                         12,239
   6/30/95                14,580                         13,407
   9/30/95                16,160                         14,472
  12/31/95                17,236                         15,344
   3/31/96                17,835                         16,167
   6/30/96                18,443                         16,893
   9/30/96                18,955                         17,415
  12/31/96                20,379                         18,867
   3/31/97                20,840                         19,373
   6/30/97                23,384                         22,755
   9/30/97                26,126                         24,459
  12/31/97                26,215                         25,161
   3/31/98                28,951                         28,670
   6/30/98                28,821                         29,617
   9/30/98                25,212                         26,671
  12/31/98                29,267                         32,351
   2/28/99                28,597                         32,656

Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on reinvested distributions. Each performance figure assumes purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of 27 bp on the purchase. Transaction fees are paid to the Fund to cover trading costs. Past performance is not indicative of future performance. Information is unaudited.

GMO Value Fund
(A Series of GMO Trust)
Annual Report
February 28, 1999

      Report of Independent Accountants

      To the Trustees of GMO Trust and the Shareholders of GMO Value Fund (A Series of GMO Trust)



      In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Value Fund at February 28, 1999 and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



      PricewaterhouseCoopers LLP
      Boston, Massachusetts
      April 12, 1999

GMO Value Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
February 28, 1999


      Shares        Description                                                    Value ($)
--------------------------------------------------------------------------------------------------
                    COMMON STOCKS -- 93.4%

                    Aerospace -- 0.2%
        12,500      Lockheed Martin Corp                                               471,094
                                                                                 -------------
                    Automotive -- 2.0%
         5,000      Ford Motor Co                                                      296,563
        37,000      General Motors Corp                                              3,054,812
        50,000      Mascotech Industries Inc                                           756,250
                                                                                 -------------
                                                                                     4,107,625
                                                                                 -------------
                    Banking and Financial Services -- 9.9%
        17,500      American Express Co                                              1,898,750
        10,000      BankAmerica Corp                                                   653,125
        75,000      Block (HR) Inc                                                   3,403,124
        67,500      Chase Manhattan Corp                                             5,374,687
       102,496      Citigroup Inc                                                    6,021,639
        10,000      First Union Corp                                                   533,125
        25,001      PNC Bank Corp                                                    1,301,575
        25,000      Wells Fargo & Co                                                   918,750
                                                                                 -------------
                                                                                    20,104,775
                                                                                 -------------
                    Chemicals -- 0.6%
        17,500      Crompton & Knowles Corp                                            323,750
         5,000      Du Pont (EI) De Nemours & Co                                       256,563
        17,500      Engelhard Corp                                                     311,719
         1,000      PPG Industries Inc                                                  52,063
        37,500      Wellman Inc                                                        349,219
                                                                                 -------------
                                                                                     1,293,314
                                                                                 -------------
                    Computer and Office Equipment -- 3.4%
        50,000      Electronic Data Systems Corp                                     2,324,999
         5,000      Hewlett Packard Co                                                 332,188
        22,300      IBM Corp                                                         3,790,999
        75,000      Intergraph Corp*                                                   414,848
                                                                                 -------------
                                                                                     6,863,034
                                                                                 -------------
                    Consumer Goods -- 2.6%
        50,000      Eastman Kodak Co                                                 3,309,374
        20,001      Jostens Inc                                                        468,776
        35,000      Mattel Co                                                          923,125
        10,000      Maytag Corp                                                        560,625
                                                                                 -------------
                                                                                     5,261,900
                                                                                 -------------

                See accompanying notes to the financial statements.            1

GMO Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


      Shares        Description                                                    Value ($)
--------------------------------------------------------------------------------------------------
                    Electronic Equipment -- 1.5%
       100,000      International Rectifier Corp*                                      687,500
        75,000      National Semiconductor Corp*                                       787,500
        25,000      Raytheon Co, Class B                                             1,335,938
        32,500      Stewart & Stevenson Services Corp                                  272,188
                                                                                 -------------
                                                                                     3,083,126
                                                                                 -------------
                    Food and Beverage -- 3.7%
        40,000      Anheuser Busch Cos Inc                                           3,067,499
        20,000      Bestfoods                                                          938,750
         7,500      General Mills Co                                                   605,156
         5,000      Hercules Inc                                                       138,438
        70,000      RJR Nabisco Holdings Corp                                        1,911,875
        20,000      Sara Lee Corp                                                      543,750
        15,000      Wendy's International Inc                                          359,063
                                                                                 -------------
                                                                                     7,564,531
                                                                                 -------------
                    Health Care -- 1.3%
         2,500      Acuson Corp*                                                        37,500
        50,000      Becton Dickinson & Co                                            1,675,000
        50,000      Beverly Enterprises Inc*                                           259,375
         5,000      Johnson & Johnson                                                  426,875
        25,000      Phycor Inc*                                                        135,938
                                                                                 -------------
                                                                                     2,534,688
                                                                                 -------------
                    Insurance -- 2.2%
        25,366      Allstate Corp                                                      951,225
        10,000      CNA Financial Corp*                                                339,375
        75,000      Reliance Group Holdings Inc                                        773,438
       145,000      TIG Holdings Inc                                                 2,319,999
                                                                                 -------------
                                                                                     4,384,037
                                                                                 -------------
                    Machinery -- 2.3%
        15,000      Baker Hughes Inc                                                   270,000
        15,000      Caterpillar Inc                                                    683,438
         7,500      Cummins Engine Inc                                                 307,500
        12,500      FMC Corp*                                                          639,844
        75,000      Milacron Inc                                                     1,335,938


2                  See accompanying notes to the financial statements.

GMO Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


      Shares        Description                                                    Value ($)
--------------------------------------------------------------------------------------------------
                    Machinery -- continued
        50,000      Pall Corp                                                        1,059,375
        15,000      Stanley Works                                                      364,688
                                                                                 -------------
                                                                                     4,660,783
                                                                                 -------------
                    Manufacturing -- 7.5%
        50,000      American Greetings Corp                                          1,184,375
        62,500      Clayton Homes Inc                                                  773,438
        87,500      Corning Inc                                                      4,681,249
        17,500      General Electric Co                                              1,755,469
        10,000      Griffon Corp*                                                       90,000
         7,500      Minnesota Mining and Manufacturing Co                              555,469
        87,500      Owens Corning                                                    2,783,593
         5,000      Owens Illinois Inc*                                                119,688
        35,000      Tenneco Inc                                                      1,047,813
        17,500      United Technologies Corp                                         2,167,812
                                                                                 -------------
                                                                                    15,158,906
                                                                                 -------------
                    Metals and Mining -- 1.0%
        25,000      Alcan Aluminum Ltd                                                 607,813
         7,500      Allegheny Teledyne Inc                                             154,688
        45,000      Inco Ltd                                                           568,125
         5,000      Newmont Mining Corp                                                 86,250
         5,000      Pegasus Gold*                                                          100
        15,000      Reynolds Metals Co                                                 641,250
                                                                                 -------------
                                                                                     2,058,226
                                                                                 -------------
                    Oil and Gas -- 6.9%
        12,500      Amerada Hess Corp                                                  567,188
         7,500      Atlantic Richfield Co                                              409,688
         7,500      Burlington Resources Inc                                           242,813
        15,000      Cabot Oil & Gas Corp, Class A                                      164,063
        21,100      EEX Corp*                                                          127,919
        50,000      Enron Oil & Gas                                                    825,000
         7,500      Exxon Corp                                                         499,219
       100,000      Gulf Canada Resources Ltd                                          231,250
        22,500      Kerr-McGee Corp                                                    642,656
        37,500      Mitchell Energy, Class B                                           459,375
        12,500      Mobil Corp                                                       1,039,844
       125,000      Occidental Petroleum Corp                                        1,882,813
        12,306      Pennzoil Quaker State Co*                                          153,056

                See accompanying notes to financial statements.                3

GMO Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


      Shares        Description                                                    Value ($)
--------------------------------------------------------------------------------------------------
                    Oil and Gas -- continued
        25,000      Questar Corp                                                       446,875
        20,000      Texaco Inc                                                         931,250
        12,500      Triton Energy Limited*                                              68,750
       125,000      Union Pacific Resources Group                                    1,117,188
        77,500      Unocal Corp                                                      2,184,530
        62,500      USX - Marathon Group                                             1,292,969
        39,900      Westcoast Energy Inc                                               780,544
                                                                                 -------------
                                                                                    14,066,990
                                                                                 -------------
                    Paper and Allied Products -- 3.6%
        71,500      Abitibi-Consolidated Inc                                           572,000
        12,500      Boise Cascade Corp                                                 388,281
        15,000      Champion International Corp                                        555,000
        50,000      Fort James Corp                                                  1,493,750
        32,500      International Paper Co                                           1,365,000
        40,000      Kimberly Clark Corp                                              1,890,000
        17,500      Weyerhaeuser Co                                                    975,625
                                                                                 -------------
                                                                                     7,239,656
                                                                                 -------------
                    Pharmaceuticals -- 1.0%
        16,500      Lilly (Eli) & Co                                                 1,562,344
        25,001      PharMerica Inc*                                                    140,631
         5,000      Smithkline Beecham PLC ADR                                         355,625
                                                                                 -------------
                                                                                     2,058,600
                                                                                 -------------
                    Primary Materials -- 0.4%
        32,500      Crown Cork & Seal Inc                                              901,875
                                                                                 -------------
                    Primary Processing -- 0.3%
         2,500      Dow Chemical Co                                                    245,938
        10,000      USX-US Steel Group Inc                                             253,125
                                                                                 -------------
                                                                                       499,063
                                                                                 -------------
                    Real Estate -- 6.6%
        10,000      Amli Residential Properties Trust                                  199,375
        25,000      Brandywine Realty Trust                                            410,938
        22,500      Duke Realty Investments                                            490,781
       125,000      Equity Office Properties                                         3,218,749
        50,000      Equity Residential Properties Trust                              2,050,000
       100,000      JP Realty Inc                                                    1,850,000
        12,500      Liberty Property Trust                                             273,438

4                See accompanying notes to financial statements.

GMO Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


      Shares        Description                                                    Value ($)
--------------------------------------------------------------------------------------------------
                    Real Estate -- continued
        12,500      Mack-Cali Realty Corp                                              361,719
        15,000      Spieker Properties Inc                                             536,250
       125,000      Summit Properties Inc                                            2,070,313
       112,500      United Dominion Realty Trust Inc                                 1,110,938
        50,000      Walden Residential Properties Inc                                  834,375
                                                                                 -------------
                                                                                    13,406,876
                                                                                 -------------
                    Refining -- 0.6%
        25,000      Royal Dutch Petroleum Co                                         1,096,875
        10,000      Ultramar Diamond Shamrock Corp                                     197,500
                                                                                 -------------
                                                                                     1,294,375
                                                                                 -------------
                    Retail Trade -- 5.2%
        25,000      Cone Mills Corp*                                                   121,875
        10,000      Dillards Department Stores Inc                                     248,750
        72,500      Federated Department Stores Inc*                                 2,759,530
         7,500      Saks Inc*                                                          269,531
        52,500      Sears Roebuck & Co                                               2,132,813
       165,000      Toys R Us Inc*                                                   2,330,624
        30,000      Wal Mart Stores Inc                                              2,591,249
                                                                                 -------------
                                                                                    10,454,372
                                                                                 -------------
                    Services -- 6.8%
        75,000      Browning Ferris Industries Inc                                   2,362,499
        60,000      Hilton Hotels Corp                                                 948,750
        50,000      Manpower Inc                                                     1,196,875
         2,000      Meredith Corp                                                       67,500
       187,501      Waste Management Inc                                             9,164,093
                                                                                 -------------
                                                                                    13,739,717
                                                                                 -------------
                    Technology -- 3.5%
        25,000      Advanced Micro Devices Inc*                                        446,875
        65,002      Compaq Computer Corp                                             2,291,320
        32,500      G TECH Holdings Corp*                                              735,313
        25,000      Information Resources Inc*                                         209,375
       100,000      Storage Technology Corp*                                         3,481,249
                                                                                 -------------
                                                                                     7,164,132
                                                                                 -------------
                    Telecommunications -- 6.1%
         5,000      Bell Atlantic Corp                                                 287,188

                See accompanying notes to financial statements.                5

GMO Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


      Shares        Description                                                    Value ($)
--------------------------------------------------------------------------------------------------
                    Telecommunications -- continued
        22,500      CBS Corp                                                           829,688
        20,000      Comsat Corp                                                        585,000
        47,500      GTE Corp                                                         3,081,562
        47,500      MediaOne Group Inc*                                              2,588,749
        32,501      SBC Communications                                               1,718,490
        60,002      US West Inc                                                      3,198,804
                                                                                 -------------
                                                                                    12,289,481
                                                                                 -------------
                    Tobacco -- 0.6%
        50,000      Imperial Tobacco Group PLC ADR                                   1,162,500
                                                                                 -------------
                    Transportation -- 3.3%
        15,000      AMR Corp*                                                          831,563
        75,000      Canadian Pacific                                                 1,392,188
         7,500      KLM Royal Dutch Airlines                                           210,000
       100,000      Ryder System Inc                                                 2,699,999
         3,500      UAL Corp*                                                          209,125
        30,000      USAir Group Inc*                                                 1,421,250
                                                                                 -------------
                                                                                     6,764,125
                                                                                 -------------
                    Utilities -- 10.3%
        15,000      Calenergy Inc*                                                     420,938
        55,000      Cinergy Corp                                                     1,605,313
        40,000      Dominion Resources Inc                                           1,545,000
        50,000      DPL Inc                                                            890,625
        10,000      Duke Power Co                                                      568,750
        35,000      Entergy Corp                                                       988,750
        25,000      Firstenergy Corp                                                   731,250
        47,500      Illinova Corp                                                    1,128,125
       150,000      Niagara Mohawk Power Corp*                                       2,193,749
        25,000      Pacificorp                                                         448,438
        50,000      PG & E Corp                                                      1,575,000
        30,000      Public Service Enterprise Group Inc                              1,140,000
        20,000      Reliant Energy Inc                                                 536,250
        25,000      Southern Co                                                        626,563
        92,500      Texas Utilities Co                                               3,925,468
        35,000      TransCanada Pipeline Ltd                                           483,438
        57,500      Unicom Corp                                                      2,044,844
                                                                                 -------------
                                                                                    20,852,501
                                                                                 -------------

6                See accompanying notes to financial statements.

GMO Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


      Shares/       Description                                                    Value ($)
    Par Value ($)
--------------------------------------------------------------------------------------------------
                    Total Common Stocks  (Cost  $172,874,995)                      189,440,302
                                                                                 -------------
                    Preferred Stocks -- 2.5%

                    Insurance -- 0.1%
         5,000      Aetna Inc 6.25% Convertible                                        354,063
                                                                                 -------------
                    Metals and Mining -- 0.1%
        12,500      Freeport McMoran Corp                                              212,500
                                                                                 -------------
                    Oil and Gas -- 0.7%
        30,000      Unocal Corp Convertible 6.25% 144A                               1,413,750
                                                                                 -------------
                    Real Estate -- 0.4%
        32,500      Crescent Real Estate 6.75%                                         515,938
        12,500      Reckson Associates Realty Corp 7.625%                              255,469
                                                                                 -------------
                                                                                       771,407
                                                                                 -------------
                    Transportation -- 1.2%
        50,000      Union Pacific Capital Trust 6.25% 144A*                          2,387,499
                                                                                 -------------

                    Total Preferred Stocks  (Cost  $5,679,860)                       5,139,219
                                                                                 -------------
                    Debt Obligations -- 1.0%

                    Electronic Equipment -- 1.0%
     2,600,000      Advanced Micro Devices Inc, 6.00% due 5/15/05                    2,028,000
                                                                                 -------------

                    TOTAL Debt Obligations  (Cost  $2,155,858)                       2,028,000
                                                                                 -------------
                    Short-Term Investments -- 9.4%

                    Cash Equivalents -- 6.7%
    $  157,510      BankBoston Eurodollar Time Deposit, 5.005% due
                    4/30/99(a)                                                         157,510
     3,459,400      Merrimac Cash Fund Premium Class(a)                              3,459,400
    $10,000,000     Prudential Securities Group Inc, Master Note, 5.075% due
                    6/14/99(a)                                                      10,000,000
                                                                                 -------------
                                                                                    13,616,910
                                                                                 -------------

                See accompanying notes to financial statements.                7

GMO Value Fund
(A Series of GMO Trust)
Schedule of Investments (continued)
(showing percentage of total net assets)
February 28, 1999


   Par Value ($)   Description                                                    Value ($)
--------------------------------------------------------------------------------------------------
                   Repurchase Agreements -- 2.7%
    $5,379,733      Salomon Smith Barney Inc. Repurchase Agreement, dated
                    2/26/99, due 3/1/99, with a maturity value of $5,381,536
                    and an effective yield of 4.02%, collateralized by a U.S.
                    Treasury Obligation with a rate of 7.00%, maturity date
                    of 7/15/06 and market value, including accrued interest,
                    of $5,487,328.                                                   5,379,733
                                                                                 -------------

                    Total Short-Term Investments  (Cost  $18,996,643)               18,996,643
                                                                                 -------------

                    Total Investments -- 106.3%
                    (COST $199,707,356)                                            215,604,164

                    Other Assets and Liabilities (net) -- (6.3)%                   (12,762,416)
                                                                                 -------------

                    TOTAL NET ASSETS -- 100%                                     $ 202,841,748
                                                                                 =============

                    Notes to the Schedule of Investments:

                    ADR - American Depositary Receipt
                    144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.
                *   Non-income producing security.
                (a) Represents investments of security lending collateral
                    (Note 1).



8                See accompanying notes to financial statements.

GMO Value Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- February 28, 1999
--------------------------------------------------------------------------------


Assets:
   Investments, at value (cost $199,707,356) (Note 1)                              $ 215,604,164
   Receivable for investments sold                                                       782,561
   Dividends and interest receivable                                                     478,235
   Receivable for expenses waived or borne by Manager (Note 2)                            46,604
                                                                                   -------------

       Total assets                                                                  216,911,564
                                                                                   -------------

Liabilities:
   Payable for investments purchased                                                     223,119
   Payable upon return of securities loaned (Note 1)                                  13,616,910
   Payable for Fund shares repurchased                                                    49,000
   Payable to affiliate for (Note 2):
      Management fee                                                                     111,656
      Shareholder service fee                                                             22,351
   Accrued expenses                                                                       46,780
                                                                                   -------------

       Total liabilities                                                              14,069,816
                                                                                   -------------

Net assets                                                                         $ 202,841,748
                                                                                   =============

Net assets consist of:
   Paid-in capital                                                                 $ 172,971,165
   Accumulated undistributed net investment income                                         6,056
   Accumulated undistributed net realized gain                                        13,967,719
   Net unrealized appreciation                                                        15,896,808
                                                                                   =============
                                                                                   $ 202,841,748
                                                                                   =============

Net assets attributable to:
   Class III shares                                                                $ 202,841,748
                                                                                   =============

Shares outstanding:
   Class III                                                                          19,509,551
                                                                                   =============

Net asset value per share:
   Class III                                                                       $       10.40
                                                                                   =============


              See accompanying notes to the financial statements.             9

GMO Value Fund
(A Series of GMO Trust)

Statement of Operations -- Year Ended February 28, 1999
--------------------------------------------------------------------------------


Investment Income:
   Dividends (net of withholding taxes of  $37,605)                                 $  5,640,205
   Interest (including securities lending income of $37,330)                             756,970
                                                                                    ------------

       Total income                                                                    6,397,175
                                                                                    ------------

Expenses:
   Management fee (Note 2)                                                             1,839,261
   Custodian and transfer agent fees                                                      99,209
   Audit fees                                                                             38,041
   Legal fees                                                                              4,169
   Trustees fees (Note 2)                                                                  2,465
   Registration fees                                                                         726
   Miscellaneous                                                                           3,730
   Fees waived or borne by Manager (Note 2)                                             (778,954)
                                                                                    ------------
                                                                                       1,208,647
   Shareholder service fee (Note 2)
       Class III                                                                         394,127
                                                                                    ------------
       Net expenses                                                                    1,602,774
                                                                                    ------------

          Net investment income                                                        4,794,401
                                                                                    ------------

Realized and unrealized gain (loss):
   Net realized gain (loss) on:
       Investments                                                                    58,125,637
       Closed futures contracts                                                        1,307,331
       Closed swap contracts                                                          (3,181,679)
                                                                                    ------------

          Net realized gain                                                           56,251,289
                                                                                    ------------

   Change in net unrealized appreciation (depreciation) on:
       Investments                                                                   (51,598,546)
       Open futures contracts                                                           (104,209)
       Open swap contracts                                                               699,419
                                                                                    ------------

          Net unrealized loss                                                        (51,003,336)
                                                                                    ------------

       Net realized and unrealized gain                                                5,247,953
                                                                                    ------------

Net increase in net assets resulting from operations                                $ 10,042,354
                                                                                    ============


10            See accompanying notes to the financial statements.

GMO Value Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
-------------------------------------------------------------------------------------------------


                                                                   Year Ended          Year Ended
                                                                  February 28,        February 28,
                                                                      1999                1998
                                                                 --------------      --------------
Increase (decrease) in net assets:
Operations:
   Net investment income                                          $  4,794,401         $  7,420,546
   Net realized gain                                                56,251,289           91,343,278
   Change in net unrealized appreciation (depreciation)            (51,003,336)           8,029,177
                                                                  ------------         ------------

   Net increase in net assets resulting from operations             10,042,354          106,793,001
                                                                  ------------         ------------

Distributions to shareholders from:
   Net investment income
       Class III                                                    (5,045,206)          (8,678,684)
                                                                  ------------         ------------
       Total distributions from net investment income               (5,045,206)          (8,678,684)
                                                                  ------------         ------------

   Net realized gains
       Class III                                                   (71,266,327)         (95,748,520)
                                                                  ------------         ------------
       Total distributions from net realized gains                 (71,266,327)         (95,748,520)
                                                                  ------------         ------------

                                                                   (76,311,533)        (104,427,204)
                                                                  ------------         ------------
   Net share transactions: (Note 5)
       Class III                                                   (62,992,395)        (139,853,837)
                                                                  ------------         ------------
   Decrease in net assets resulting from net share
      transactions                                                 (62,992,395)        (139,853,837)
                                                                  ------------         ------------

      Total decrease in net assets                                (129,261,574)        (137,488,040)

Net assets:
   Beginning of period                                             332,103,322          469,591,362
                                                                  ------------         ------------


   End of period (including accumulated undistributed net
      investment income of $6,056 and $73,634, respectively)      $202,841,748         $332,103,322
                                                                  ============         ============

11                See accompanying notes to the financial statements.

GMO Value Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
-------------------------------------------------------------------------------------------------


                                                       Year Ended February 28/29,
                                          -----------------------------------------------------
                                             1999     1998        1997       1996       1995
                                           --------  --------    --------  ---------   --------
Net asset value, beginning of period      $  14.33   $  14.85   $  14.25   $  12.05   $  13.48
                                          --------   --------   --------   --------   --------


Income from investment operations:
   Net investment income                      0.26       0.31       0.31       0.39       0.41
   Net realized and unrealized gain           0.13       3.81       2.47       3.71       0.32
                                          --------   --------   --------   --------   --------

      Total from investment operations        0.39       4.12       2.78       4.10       0.73
                                          --------   --------   --------   --------   --------


Less distributions to shareholders:
   From net investment income                (0.27)     (0.35)     (0.32)     (0.39)     (0.45)
   From net realized gains                   (4.05)     (4.29)     (1.86)     (1.51)     (1.71)
                                          --------   --------   --------   --------   --------

      Total distributions                    (4.32)     (4.64)     (2.18)     (1.90)     (2.16)
                                          --------   --------   --------   --------   --------
Net asset value, end of period            $  10.40   $  14.33   $  14.85   $  14.25   $  12.05
                                          ========   ========   ========   ========   ========

Total Return (a)                              2.24%     31.54%     21.26%     35.54%      6.85%

Ratios/Supplemental Data:
   Net assets, end of period (000's)      $202,842   $332,103   $469,591   $317,612   $350,694
   Net expenses to average daily net
      assets                                  0.61%      0.61%      0.61%      0.61%      0.61%
   Net investment income to average
      daily net assets                        1.82%      1.89%      2.17%      2.66%      2.86%
   Portfolio turnover rate                      37%        40%        84%        65%        77%
   Fees and expenses voluntarily
      waived or borne by the Manager
      consisted of the following per
      share amounts:                      $   0.04   $   0.05   $   0.04   $   0.02   $   0.02

(a)Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.

12               See accompanying notes to the financial statements.

GMO Value Fund
(A Series of GMO Trust)

Notes to Financial Statements
February 28, 1999
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO Value Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks a total return greater than that of the Standard & Poor's 500 Stock Index through investment of substantially all of its assets in common stocks chosen from the Wilshire 5000 Index and primarily in common stocks chosen from among the 1,200 companies with the largest equity capitalization whose securities are listed on a United States national securities exchange.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.


     Futures contracts
     The Fund may purchase and sell futures contracts on the domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a specified price at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if

GMO Value Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of February 28, 1999 the Fund held no open futures contracts.


     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.


     Security lending
     The Fund may lend its securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At February 28, 1999, the Fund loaned securities having a market value of $13,137,619, collateralized by cash in the amount of $13,616,910, which was invested in short-term instruments.


     Swap agreements
     The Fund may enter into swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund also enters into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. Equity swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of February 28, 1999 the Fund held no open swap agreements.

GMO Value Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for partnership interests and REIT securities.

     The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 28, 1999. This reclassification has no impact on net investment income, realized gain/loss and net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

             Accumulated
          Undistributed Net     Accumulated Undistributed
          Investment Income         Net Realized Gain         Paid-in Capital
        ----------------------  --------------------------  -------------------
              $183,227                  $(252,770)               $69,543

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or net realized gains.

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

GMO Value Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Purchases and redemptions of Fund shares
     The premium on cash purchases of Fund shares is .14% of the amount invested. All purchase premiums are paid to and recorded by the Fund as paid-in capital. Purchase premiums are included as part of "shares sold", as summarized in Note 5. For the year ended February 28, 1999, the Fund received $4,632 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .70% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

     GMO agreed to waive a portion of its fee and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed .46% of average daily net assets.

     Effective March 1, 1999, GMO's contractual management fee was reduced to .46% of average daily net assets. GMO entered into a binding agreement effective until February 29, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed the management fee.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the year ended February 28, 1999 was $2,465. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 28, 1999, aggregated $104,699,095 and $222,875,152, respectively.

     At February 28, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:


                        Gross Unrealized    Gross Unrealized    Net Unrealized
      Aggregate Cost      Appreciation        Depreciation       Appreciation
     ----------------  ------------------  ------------------  ----------------
       $201,574,665        $36,009,031         $21,979,532       $14,029,499

GMO Value Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

4.   Principal shareholder

     At February 28, 1999, 45.4% of the outstanding shares of the Fund were held by one shareholder.


5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including the purchase premiums received by the Fund, were as follows:


                                               Year Ended                       Year Ended
     Class III:                             February 28, 1999               February 28, 1998
                                      ------------------------------   -----------------------------
                                         Shares          Amount           Shares         Amount
                                      --------------  --------------   -------------  --------------
     Shares sold                            254,879  $    3,308,655         681,641  $   10,600,108
     Shares issued to shareholders
          in reinvestment of
          distributions                   5,904,295      68,359,733       7,181,148      99,150,661
     Shares repurchased                  (9,828,113)   (134,660,783)    (16,313,781)   (249,604,606)
                                      ==============  ==============   =============  ==============
     Net decrease                        (3,668,939) $  (62,992,395)     (8,450,992) $ (139,853,837)
                                      ==============  ==============   =============  ==============
                                                                                                  17

GMO Value Fund
(A Series of GMO Trust)

Federal Tax Information -- (Unaudited)
--------------------------------------------------------------------------------

For the fiscal year ended February 28, 1999, all of the Fund's distributions are from investment company taxable income, except that the Fund has designated 77.5% of distributions as net capital gain dividends.

GMO Value Fund
(A Series of GMO Trust)


--------------------------------------------------------------------------------

Portfolio Managers
------------------

Mr. Richard A. Mayo, Mr. R. Jeremy Grantham and Mr. Christopher Darnell are primarily responsible for the day-to-day management of the Fund's portfolio. Each of these individuals has been a portfolio manager at Grantham, Mayo, Van Otterloo & Co. LLC for more than fifteen years.


Management Discussion and Analysis of Fund Performance
------------------------------------------------------

The Class III shares of the GMO Value Fund returned 2.2% for the fiscal year ended February 28, 1999, as compared to 19.7% for the S&P 500 and 9.2% for the Russell 1000 Value Index. Consistent with the Fund's investment objectives and policies, the Fund was invested substantially in common stocks throughout the period.

Sector selection was moderately negative for the year. The Fund's significant underweight in financial services stocks and overweight in technology stocks added to relative performance. Also contributing positively to performance was the underweight in oil stocks. Because of falling energy prices, oil stocks underperformed the Russell 1000 Value Index. These contributions to performance were more than offset by the overweight in other energy stocks, which underperformed the benchmark by 37.6%, as well as the overweight in materials processing stocks, which underperformed by 20.9%. The underweight in telephone stocks also detracted from performance as this sector outperformed the benchmark by 37.4%.

Stock selection detracted significantly from performance for the period. The underperformance was due to weak stock selection among telephone, financial services, technology and integrated oil stocks. Weak stock selection more than offset good selection in consumer staples, materials processing and producer durable stocks.


Outlook
-------

We continue to believe that large-cap value stocks are undervalued relative to large-cap growth stocks. We also believe large cap value stocks are positioned to perform well in the near to mid term. Additionally, we are maintaining our overweights in utility and consumer discretionary stocks, which appear to be undervalued. We are also emphasizing medium-sized companies, as the largest stocks continue to look significantly overpriced. These characteristics should enable the Fund to perform well in a more difficult market environment.

The views expressed here are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC Management. They are not meant as investment advice.

           Comparison of Change in Value of a $10,000 Investment in
       GMO Value Fund Class III Shares and the Russell 1000 Value Index
                            As of February 28, 1999

                     -------------------------------------
                          Average Annual Total Return
                     -------------------------------------
                                                Inception
                     1yr          5yr            11/13/90
                     -------------------------------------
                     2.1          18.7          18.6
                     -------------------------------------

                           [LINE GRAPH APPEARS HERE]

Date         GMO Value Fund                     Russell 1000 Value Index
             Class III Shares
     1/31/90
    11/13/90                              9,986                     10,000
    12/31/90                             10,585                     10,394
     3/31/91                             12,508                     11,755
     6/30/91                             12,630                     11,767
     9/30/91                             12,903                     12,392
    12/31/91                             13,310                     12,953
     3/31/92                             13,641                     13,099
     6/30/92                             14,138                     13,647
     9/30/92                             14,146                     13,929
    12/31/92                             14,554                     14,742
     3/31/93                             15,636                     16,166
     6/30/93                             16,152                     16,640
     9/30/93                             16,710                     17,462
    12/31/93                             17,272                     17,415
     3/31/94                             16,602                     16,806
     6/30/94                             16,525                     16,910
     9/30/94                             17,333                     17,340
    12/31/94                             17,378                     17,065
     3/31/95                             19,119                     18,686
     6/30/95                             20,919                     20,361
     9/30/95                             22,683                     22,140
    12/31/95                             24,014                     23,610
     3/31/96                             25,462                     24,946
     6/30/96                             26,177                     25,375
     9/30/96                             26,328                     26,114
    12/31/96                             28,991                     28,719
     3/31/97                             29,176                     29,454
     6/30/97                             33,473                     33,797
     9/30/97                             37,193                     37,161
    12/31/97                             37,810                     38,823
     3/31/98                             42,040                     43,345
     6/30/98                             42,016                     43,540
     9/30/98                             37,439                     38,491
    12/31/98                             42,218                     44,883
     2/28/99                             41,034                     44,604


Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on reinvested distributions. Each performance figure assumes purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of 14 bp on the purchase. Transaction fees are paid to the Fund to cover trading costs. Past performance is not indicative of future performance. Information is unaudited.

GMO World Equity Allocation Fund
(A Series of GMO Trust)
Annual Report
February 28, 1999

      Report of Independent Accountants

      To the Trustees of GMO Trust and the Shareholders of GMO World Equity Allocation Fund (A Series of GMO Trust)


      In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO World Equity Allocation Fund at February 28, 1999 and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.



      PricewaterhouseCoopers LLP
      Boston, Massachusetts
      April 22, 1999

GMO World Equity Allocation Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
February 28, 1999


Par Value ($)/
    Shares        Description                                                     Value ($)
--------------------------------------------------------------------------------------------------
                  MUTUAL FUNDS -- 100.0%
     53,039       GMO Currency Hedged International Core Fund                         492,206
    217,000       GMO Emerging Country Debt Fund                                    1,495,133
    390,293       GMO Emerging Markets Fund                                         2,462,748
    310,522       GMO Evolving Countries Fund                                       1,782,395
     47,333       GMO Growth Fund                                                     195,961
     91,851       GMO Inflation Indexed Bond Fund                                     907,487
     39,709       GMO International Bond Fund                                         399,470
    513,701       GMO International Core Fund                                      10,469,226
    124,313       GMO International Small Companies Fund                            1,369,930
    172,374       GMO REIT Fund                                                     1,573,776
     72,672       GMO Small Cap Growth Fund                                           790,674
    135,199       GMO Small Cap Value Fund                                          1,580,481
     81,808       GMO U.S. Bond/Global Alpha A Fund                                   836,896
    232,659       GMO U.S. Core Fund                                                4,325,124
     86,827       GMO Value Fund                                                      902,997
                                                                                  -----------

                  TOTAL MUTUAL FUNDS (COST $36,946,196)                            29,584,504
                                                                                  -----------
                  SHORT-TERM INVESTMENTS -- 0.0%

                  Repurchase Agreements -- 0.0%
   $ 11,260       Salomon Smith Barney Inc. Repurchase Agreement, dated
                  2/26/99, due 3/1/99, with a maturity value of $11,264 and an effective yield of 4.02%, collateralized by a U.S. Treasury
                  Obligation with a rate of 7.00%, maturity date of 7/15/06
                  and market value, including accrued interest, of
                  $11,485.                                                             11,260
                                                                                  -----------
                  TOTAL SHORT-TERM INVESTMENTS (COST $11,260)                          11,260
                                                                                  -----------
                  TOTAL INVESTMENTS -- 100.0%
                  (Cost $36,957,456)                                               29,595,764

                  Other Assets and Liabilities (net) -- 0.0%                          (13,958)
                                                                                  -----------

                  TOTAL NET ASSETS -- 100%                                        $29,581,806
                                                                                  ===========

              See accompanying notes to the financial statements.             1

GMO World Equity Allocation Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- February 28, 1999
--------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $36,957,456) (Note 1)                                $29,595,764
   Receivable for expenses waived or borne by Manager (Note 2)                            1,822
                                                                                    -----------

       Total assets                                                                  29,597,586
                                                                                    -----------

Liabilities:
   Accrued expenses                                                                      15,780
                                                                                    -----------

       Total liabilities                                                                 15,780
                                                                                    -----------

Net assets                                                                          $29,581,806
                                                                                    ===========

Net assets consist of:
   Paid-in capital                                                                  $35,974,114
   Accumulated undistributed net realized gain                                          969,384
   Net unrealized depreciation                                                       (7,361,692)
                                                                                    -----------
                                                                                    $29,581,806
                                                                                    ===========

Net assets attributable to:
   Class III shares                                                                 $29,581,806
                                                                                    ===========

Shares outstanding:
   Class III                                                                          3,472,311
                                                                                    ===========

Net asset value per share:
   Class III                                                                        $      8.52
                                                                                    ===========

2             See accompanying notes to the financial statements.

GMO World Equity Allocation Fund
(A Series of GMO Trust)

Statement of Operations -- Year Ended February 28, 1999
--------------------------------------------------------------------------------

Investment Income:
   Dividends from investment company shares                                         $   885,115
   Interest                                                                                 584
                                                                                    -----------

       Total income                                                                     885,699
                                                                                    -----------

Expenses:
   Audit fees                                                                            17,148
   Custodian and transfer agent fees                                                      4,847
   Registration fees                                                                      1,932
   Legal fees                                                                               917
   Trustees fees (Note 2)                                                                   456
   Miscellaneous                                                                          1,900
   Fees waived or borne by Manager (Note 2)                                             (27,200)
                                                                                    -----------
       Net expenses                                                                          --
                                                                                    -----------

          Net investment income                                                         885,699
                                                                                    -----------

Realized and unrealized gain (loss):
  Net realized gain (loss) on:
       Investments                                                                   (2,945,589)
       Realized gain distributions from investment company shares                     4,682,644
                                                                                    -----------

          Net realized gain                                                           1,737,055
                                                                                    -----------

   Change in net unrealized appreciation (depreciation) on investments               (5,741,678)
                                                                                    -----------

       Net realized and unrealized loss                                              (4,004,623)
                                                                                    -----------

Net decrease in net assets resulting from operations                                $(3,118,924)
                                                                                    ===========

              See accompanying notes to the financial statements.              3

GMO World Equity Allocation Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                           Year Ended February 28,
                                                                       ---------------------------------

                                                                          1999                  1998
                                                                       ------------         -------------
Increase (decrease) in net assets:
Operations:
   Net investment income                                               $   885,699            $1,334,630
   Net realized gain                                                     1,737,055             7,633,159
   Change in net unrealized appreciation (depreciation)                 (5,741,678)           (2,989,836)
                                                                       ------------           -----------
   Net increase (decrease) in net assets
      resulting from operations                                         (3,118,924)            5,977,953
                                                                       ------------           -----------

Distributions to shareholders from:
   Net investment income
       Class I                                                                   --             (239,456)
       Class III                                                          (885,699)           (1,095,174)
                                                                       ------------           -----------
       Total distributions from net investment income                     (885,699)           (1,334,630)
                                                                       ------------           -----------
   In excess of net investment income
       Class I                                                                  --                  (318)
       Class III                                                        (1,377,961)               (1,455)
                                                                       ------------           -----------
       Total distributions in excess of net
       investment income                                                (1,377,961)               (1,773)
                                                                       ------------           -----------
   Net realized gains
       Class I                                                                  --            (1,057,705)
       Class III                                                        (3,441,070)           (4,579,052)
                                                                       ------------           -----------
       Total distributions from net realized gains                      (3,441,070)           (5,636,757)
                                                                       ------------           -----------

                                                                        (5,704,730)           (6,973,160)
                                                                       ------------           -----------
   Net share transactions: (Note 5)
       Class I                                                                  --            (8,356,794)
       Class III                                                       (12,546,195)           14,133,364
                                                                       ------------           -----------
   Increase (decrease) in net assets resulting from net
     share transactions                                                (12,546,195)            5,776,570
                                                                       ------------           -----------

      Total increase (decrease) in net assets                          (21,369,849)            4,781,363

Net assets:
   Beginning of period                                                  50,951,655            46,170,292
                                                                       ------------           -----------

   End of period (including accumulated undistributed net
      investment income of $0 and $0, respectively)                    $29,581,806            $50,951,655
                                                                       ============           ===========

4                      See accompanying notes to the financial statements.

GMO World Equity Allocation Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class I share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                             Period from      Period from June 28, 1996
                                                            March 1, 1997    (commencement of operations)
                                                         to January 9, 1998      to February 28, 1997
                                                         ------------------  ----------------------------
Net asset value, beginning of period                            $10.52                   $10.00
                                                                ------                   ------

Income from investment operations:
   Net investment income (b)                                      0.28+                    0.09
   Net realized and unrealized gain                               0.02                     0.72
                                                                ------                   ------

      Total from investment operations                            0.30                     0.81
                                                                ------                   ------
Less distributions to shareholders:
   From net investment income                                    (0.27)                   (0.11)
   In excess of net investment income                               --(d)                  0.00
   From net realized gains                                       (1.17)                   (0.18)
                                                                ------                   ------

      Total distributions                                        (1.44)                   (0.29)
                                                                ------                   ------
Net asset value, end of period                                  $ 9.38(c)                $10.52
                                                                ======                   ======

Total Return (a)                                                  2.41%                    8.23%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                                --                   $9,424
   Net expenses to average daily net assets                       0.13%*                   0.16%*
   Net investment income to average daily net assets (b)          2.88%*                   1.80%*
   Portfolio turnover rate                                          49%                      31%
   Fees and expenses voluntarily waived or borne by the
      Manager consisted of the following per share amounts:     $ 0.01                   $ 0.01


(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
(c) All Class I shares of the Fund were exchanged for Class III shares on January 9, 1998. Amount represents ending net asset value per share on January 9, 1998.
(d) The per share distribution in excess of net investment income was $0.0003.
+   Computed using average shares outstanding throughout the period.
*   Annualized.

             See accompanying notes to the financial statements.              5

GMO World Equity Allocation Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                                               *

                                                                 Year Ended February 28,
                                                           -------------------------------------
                                                             1999         1998          1997  *
                                                            -------      --------      --------
Net asset value, beginning of period                        $10.39       $ 10.52       $ 10.07
                                                            -------      --------      --------

Income from investment operations:
   Net investment income (b)                                  0.18+         0.29+         0.11
   Net realized and unrealized gain (loss)                   (0.82)         1.03          0.63
                                                            -------      --------      --------

      Total from investment operations                       (0.64)         1.32          0.74
                                                            -------      --------      --------

Less distributions to shareholders:
   From net investment income                                (0.18)        (0.28)        (0.11)
   In excess of net investment income                        (0.33)           --(c)         --
   From net realized gains                                   (0.72)        (1.17)        (0.18)
                                                            -------      --------      --------

      Total distributions                                    (1.23)        (1.45)        (0.29)
                                                            -------      --------      --------
Net asset value, end of period                              $ 8.52       $ 10.39       $ 10.52
                                                            =======      ========      ========

Total Return (a)                                             (6.67)%       13.56%         7.51%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                       $29,582       $50,952       $36,746
   Net expenses to average daily net assets (d)               0.00%         0.00%         0.00%**
   Net investment income to average daily net assets (b)      1.91%         2.65%         0.91%**
   Portfolio turnover rate                                      17%           49%           31%
   Fees and expenses voluntarily waived or borne by
      the Manager consisted of the following per share
      amounts:                                              $ 0.01       $  0.01       $  0.03

 (a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
 (b) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
 (c)  The per share distribution in excess of net investment income was $0.0004.
 (d) Net expenses exclude expenses incurred indirectly through investment in underlying funds. See Note 1.
  * Period from October 22, 1996 (commencement of operations) to February 28, 1997.
  **  Annualized.
  +   Computed using average shares outstanding throughout the period.

6                      See accompanying notes to the financial statements.

GMO World Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO World Equity Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund operates as a "fund-of-funds" in that, pursuant to management provided by the Manager, it makes investments in other funds of the Trust ("underlying funds"). The Fund seeks a total return greater than that of the GMO World-Lite Extended Index, a benchmark developed by the Manager. The Fund will pursue its objective by investing primarily in Class III shares of equity funds of the Trust.

     Prior to January 9, 1998, the Fund offered three classes of shares: Class I, Class II and Class III. Effective January 9, 1998, Class I shares ceased operations and all shares were exchanged for Class III shares, and Class II shares ceased to be offered. The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Shares of underlying funds are valued at their net asset value as reported on each business day. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

GMO World Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to the classification of distribution from underlying funds and redemptions in-kind. Gains resulting from such in-kind transactions amounted to $15,962.

     The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 28, 1999. This reclassification has no impact on net investment income, realized gain/loss and net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights table excludes these adjustments.


           Accumulated              Accumulated
        Undistributed Net        Undistributed Net
        Investment Income          Realized Gain           Paid-in Capital
      ----------------------   ----------------------   ----------------------
           $ 1,377,961               $ 410,516              $ (1,788,477)

GMO World Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Dividend income and capital gains distributions are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary.

     Purchases and redemptions of Fund shares
     The premium on cash purchases of Fund shares is .66% of the amount invested. In the case of cash redemptions, the fee is .15% of the amount redeemed. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. Purchase premiums are included as part of each class' "shares sold" and redemption fees are included as part of each class' "shares repurchased", respectively, as summarized in Note 5. For the year ended February 28, 1999, the Fund received $17 in purchase premiums and $16,383 in redemption fees. There is no premium for reinvested distributions or in-kind transactions.

     Investment risk
     The Fund is subject to the investment risk associated with an investment in the underlying funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

GMO World Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

2.   Fees and other transactions with affiliates

     The Manager determines the allocation of the assets of the Fund among designated underlying funds. The Manager does not charge an advisory fee for asset allocation advice provided to the Fund, but receives advisory and shareholder service fees from the underlying funds in which the Fund invests. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. No shareholder service fee is charged for Class III shares.

     GMO has contractually agreed to reimburse all expenses directly incurred by the Fund until February 29, 2000 (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses).

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the year ended February 28, 1999 was $456. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 28, 1999, aggregated $7,512,267 and $20,189,998, respectively.

     At February 28, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                          Gross Unrealized   Gross Unrealized   Net Unrealized
       Aggregate Cost       Appreciation       Depreciation      Depreciation
      -----------------  ------------------  ----------------  ----------------
        $ 37,493,332          $ 86,036          $ 7,983,604       $ 7,897,568


4.   Principal shareholders

     At February 28, 1999, 91.5% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.

GMO World Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including a class' portion of the purchase premiums and redemption fees received by the Fund, were as follows:

                                                                               Period from March 1, 1997
     Class I:                                                                      to January 9, 1998
                                                                              -----------------------------
                                                                                 Shares           Amount
                                                                              ------------     ------------
     Shares sold                                                                      204      $     11,513
     Shares issued to shareholders in
       reinvestment of distributions                                               88,972           869,785
     Shares repurchased                                                          (985,264)       (9,238,092)
                                                                              ------------     ------------
     Net decrease                                                                (896,088)     $ (8,356,794)
                                                                              ============     ============



                                                     Year Ended                          Year Ended
     Class III:                                   February 28, 1999                   February 28, 1998
                                            ------------------------------    -------------------------------
                                               Shares           Amount            Shares            Amount
                                            -------------    -------------    -------------     -------------
     Shares sold                                     497    $       4,496        2,510,385     $  26,539,533
     Shares issued to shareholders
         in reinvestment of distributions        535,862        4,995,646          564,648         5,513,999
     Shares repurchased                       (1,968,349)     (17,546,337)      (1,664,735)      (17,920,168)
                                            -------------    -------------     ------------     -------------
     Net increase (decrease)                  (1,431,990)   $ (12,546,195)       1,410,298     $  14,133,364
                                            =============    =============     ============     =============

GMO World Equity Allocation Fund
(A Series of GMO Trust)

Federal Tax Information -- (Unaudited)
--------------------------------------------------------------------------------

For the fiscal year ended February 28, 1999, all of the Fund's distributions are from investment company taxable income, except that the Fund has designated 61.2% of distributions as net capital gain dividends.

GMO World Equity Allocation Fund
(A Series of GMO Trust)



--------------------------------------------------------------------------------

Portfolio Managers
------------------

Mr. R. Jeremy Grantham and Mr. Ben Inker are primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Grantham has been a portfolio manager at Grantham, Mayo, Van Otterloo & Co. LLC for more than fifteen years. Mr. Inker has been with the firm for seven years.


Management Discussion and Analysis of Fund Performance
------------------------------------------------------

The Class III shares of the GMO World Equity Allocation Fund returned -6.7% for the twelve months ended February 28, 1999. During that period the Fund's benchmark (GMO World-Lite Extended Index) returned 11.0%.

Our fundamental conclusion at the outset of 1998 was that the developed, large-cap equity markets in the U.S. and abroad were markedly overvalued. Our research indicated that better long-term returns could be achieved from investments in other asset classes, including both REITS and small-caps in the U.S., emerging and small-cap international equities and fixed income instruments. By diversifying out of large-cap equities and into other asset classes with good return potential, we believed we were exposing our clients to a portfolio with better return potential and a reasonable level of risk. What we did not anticipate was that in the wake of the global crisis and the ensuing flight to quality stocks, everything other than blue chips was sold by nervous investors. As a result, all of our bets worked against us.

During the fiscal year, the Fund was underweight in U.S. stocks by 19% relative to the benchmark. Due to the continuing rally of U.S. equities, this allocation hurt the Fund's overall performance. Within U.S. stocks, we tilted the portfolio towards the most attractively valued sectors including small stocks, where we were 8% overweight, and real estate investment trusts (REITs), where we were 5% overweight. For the fiscal year, the allocation to REITs hurt performance, as the GMO REIT Fund underperformed the S&P 500 Index by a staggering 44%. Performance of the GMO Growth Fund added 3.2% relative to the S&P 500. However, this gain was offset by underperformance of the GMO Small Cap Value, Small Cap Growth, U.S. Core and Value Funds.

The slight underweight of international stocks was unsuccessful in adding value. The GMO International Core Fund lagged the benchmark by -6.8%. Smaller positions in the GMO Currency Hedged International Core and GMO International Small Companies Funds also hurt performance relative to the benchmark. The Fund was 10% overweight emerging equities for the period, hurting performance as both the GMO Emerging Markets Fund and the GMO Evolving Countries Fund trailed the IFC Investable Composite by 6.2% and 6.8%, respectively. Collectively, the allocation to international equities cost the Fund -7.6% relative to the benchmark.

The Fund had a 10% weight in fixed income, with allocations of 8% to international and emerging bonds and a 2% allocation to U.S. fixed income. These positions hurt overall Fund performance by -2.7%, with most of the underperformance attributed to international bonds.

GMO World Equity Allocation Fund
(A Series of GMO Trust)



--------------------------------------------------------------------------------

The fundamentals of today's markets do not justify the extreme valuation disparities that we see. The investment climate has become increasingly speculative, exemplified by the extraordinary returns and volatility of Internet stocks. Our conviction that these conditions cannot prevail indefinitely remains firm. As such, we will hold our positions, which are now remarkably cheap. With the eventual return to intrinsic value, we expect the opportunities for value-added resulting from these extreme conditions will be extraordinary and will vastly offset recent underperformance.

The views expressed here are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC Management. They are not meant as investment advice.

           Comparison of Change in Value of a $10,000 Investment in
          GMO World Equity Allocation Fund Class III Shares and the
                         MSCI All Country World Index
                            As of February 28, 1999

                     ---------------------------------------
                          Average Annual Total Return
                     ---------------------------------------
                                                   Inception
                     1yr             5yr           6/28/96
                     ---------------------------------------
                     -7.4            N/A           4.5
                     ---------------------------------------

                           [LINE GRAPH APPEARS HERE]


Date         GMO World Equity Allocation Fund   MSCI All Country World Index  GMO World-Lite Extended Index
                    Class III Shares
     1/31/96
     6/28/96                              9,934                        10,000                           10,000
     9/30/96                              9,884                        10,094                           10,171
    12/31/96                             10,283                        10,510                           10,749
     3/31/97                             10,435                        10,625                           10,935
     6/30/97                             11,475                        12,212                           12,479
     9/30/97                             12,137                        12,493                           12,981
    12/31/97                             11,335                        12,051                           12,664
     3/31/98                             12,683                        13,723                           14,490
     6/30/98                             11,997                        13,810                           14,676
     9/30/98                             10,188                        12,114                           12,834
    12/31/98                             11,645                        14,669                           15,470
     2/28/99                             11,245                        14,601                           15,362


Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on reinvested distributions. Each performance figure assumes purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of 66 bp on the purchase and 15 bp on the redemption. Transaction fees are paid to the Fund to cover trading costs. Past performance is not indicative of future performance. Information is unaudited.

* Performance is linked to Class I shares (originating share class) and is converted to Class III shares on October 22, 1996 (commencement date of Class III shares).

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)
Annual Report
February 28, 1999

      Report of Independent Accountants

      To the Trustees of GMO Trust and the Shareholders of GMO Tax Managed U.S. Equities Fund (A Series of GMO Trust)



      In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Tax Managed U.S. Equities Fund at February 28, 1999 and the results of its operations, the changes in its net assets and the financial highlights for the period from July 23, 1998 (commencement of operations) through February 28, 1999, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at February 28, 1999 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above.



      PricewaterhouseCoopers LLP
      Boston, Massachusetts
      April 12, 1999

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
February 28, 1999


     Shares       Description                                                       Value($)
--------------------------------------------------------------------------------------------------
                  COMMON STOCKS -- 96.3%

                  Advertising -- 0.2%
        200       Interpublic Group Inc                                                14,963
                                                                                   ------------
                  Aerospace -- 2.9%
      5,500       Allied Signal Inc                                                   227,562
        200       Cordant Technologies Inc                                              7,788
                                                                                   ------------
                                                                                      235,350
                                                                                   ------------
                  Automotive -- 1.4%
        200       Bandag Inc                                                            6,338
        100       Borg Warner Automotive Inc                                            4,356
        300       Eaton Corp                                                           20,813
        200       General Motors Corp                                                  16,513
      1,300       Genuine Parts Co                                                     38,919
        500       Goodyear Tire & Rubber Co                                            23,125
        200       Lear Corp *                                                           7,063
                                                                                   ------------
                                                                                      117,127
                                                                                   ------------
                  Banking and Financial Services -- 14.3%
      2,500       American Express Co                                                 271,249
        810       Bank One Corp                                                        43,538
        565       BankAmerica Corp                                                     36,902
        200       Bankers Trust New York Corp                                          17,400
         21       Berkshire Hathaway Inc *                                             49,959
        700       Countrywide Credit Industry Inc                                      26,513
        400       First Union Corp                                                     21,325
      1,200       Franklin Resources Inc                                               38,175
      1,600       Key Corp                                                             51,600
     14,800       MBNA Corp                                                           358,899
        400       Mercantile Bank Corp                                                 18,250
      1,000       MGIC Investment Corp                                                 34,063
      1,100       Regions Financial Corp                                               41,800
        200       Republic New York Corp                                                9,063
        200       Student Loan Group                                                    8,988
         22       Waddell and Reed Financial Inc, Class A                                 415
         97       Waddell and Reed Financial Inc, Class B                               1,801
      3,500       Wells Fargo & Co                                                    128,624
                                                                                   ------------
                                                                                    1,158,564
                                                                                   ------------

                  Chemicals -- 1.8%
      1,100       Engelhard Corp                                                       19,594

               See accompanying notes to the financial statements.             1

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)
Schedule of Investments (continued)
(showing percentage of total net assets)
February 28, 1999


     Shares       Description                                                       Value($)
--------------------------------------------------------------------------------------------------
                  Chemicals -- continued
        400       Ferro Corp                                                            8,550
        600       Great Lakes Chemical Corp                                            23,363
        200       Minerals Technologies Inc                                             8,588
      1,200       Morton International Inc                                             43,350
        150       Octel Corp *                                                          2,016
        600       PPG Industries Inc                                                   31,238
        300       Rohm & Haas Co                                                        9,375
                                                                                   ------------
                                                                                      146,074
                                                                                   ------------
                  Computer and Office Equipment -- 0.2%
        400       Electronic Data Systems Corp                                         18,600
                                                                                   ------------
                  Consumer Goods -- 2.1%
      1,200       Fortune Brands Inc                                                   36,150
        300       Hasbro Inc                                                           11,100
        400       Jones Apparel Group Inc *                                            11,175
        400       Lancaster Colony Corp                                                11,000
        400       Mattel Co                                                            10,550
        400       Nautica Enterprises Inc *                                             6,000
        300       Newell Co                                                            12,750
        600       Nike Inc, Class B                                                    32,175
        300       Standard Register Co                                                  8,681
        300       Unifi Inc *                                                           3,619
        600       VF Corp                                                              28,875
                                                                                   ------------
                                                                                      172,075
                                                                                   ------------
                  Electronic Equipment -- 2.4%
        600       AVX Corp                                                              8,213
        800       Emerson Electric Co                                                  45,950
        300       Harris Corp                                                           9,338
      2,400       Raytheon Co, Class B                                                128,249
                                                                                   ------------
                                                                                      191,750
                                                                                   ------------
                  Food and Beverage -- 12.4%
      1,000       Anheuser Busch Cos Inc                                               76,687
      4,800       Archer Daniels Midland Co                                            72,600
      2,000       McDonald's Corp                                                     169,999
      9,800       Pepsico Inc                                                         368,724
      1,600       Seagrams Co Ltd                                                      74,199
      2,200       Unilever NV ADR                                                     159,362
        800       Universal Foods Corp                                                 18,150
      1,200       Wendy's International Inc                                            28,725

2              See accompanying notes to the financial statements.

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)
Schedule of Investments (continued)
(showing percentage of total net assets)
February 28, 1999


     Shares       Description                                                       Value($)
--------------------------------------------------------------------------------------------------
                  Food and Beverage -- continued
        200       Whitman Corp                                                          3,800
        400       Wrigley (William Jr) Co                                              37,200
                                                                                   ------------
                                                                                    1,009,446
                                                                                   ------------
                  Health Care -- 9.3%
        300       Arrow International Inc                                               7,369
      8,100       Columbia HCA Healthcare Corp                                        144,787
        400       First Health Group Corp *                                             6,400
        200       Hillenbrand Industries Inc                                            8,375
        400       Invacare Corp                                                         9,500
      4,900       Johnson & Johnson                                                   418,337
        400       Lincare Holdings Inc *                                               14,250
        300       Mallinckrodt Inc                                                      9,281
      1,000       Perrigo Co *                                                          8,375
        700       Stryker Corp                                                         33,075
      1,500       United Healthcare Corp                                               73,968
        300       Wellpoint Health Network *                                           23,663
                                                                                   ------------
                                                                                      757,380
                                                                                   ------------
                  Insurance -- 5.2%
        700       Aetna Life and Casualty Co                                           51,844
        200       AMBAC Inc                                                            11,200
        400       Hartford Financial Services Group Inc                                21,625
        500       Loews Corp                                                           39,094
        400       MBIA Inc                                                             24,625
      1,600       Old Republic International Corp                                      30,100
        200       Orion Capital Corp                                                    6,613
        100       Progressive Corp                                                     12,850
        200       Safeco Corp                                                           8,038
        400       Saint Paul Cos Inc                                                   12,950
        800       Torchmark Corp                                                       26,600
        600       Transamerica Corp                                                    43,538
        500       Transatlantic Holding Inc                                            37,344
      2,600       Travelers Property Casualty Corp, Class A                            98,637
                                                                                   ------------
                                                                                      425,058
                                                                                   ------------
                  Machinery -- 0.4%
        500       Case Corp                                                             9,750
        600       Donaldson Co Inc                                                     10,838
        200       FMC Corp *                                                           10,238
                                                                                   ------------
                                                                                       30,826
                                                                                   ------------

               See accompanying notes to the financial statements.             3

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)
Schedule of Investments (continued)
(showing percentage of total net assets)
February 28, 1999


     Shares       Description                                                       Value($)
--------------------------------------------------------------------------------------------------
                  Manufacturing -- 0.3%
        400       American Greetings Corp                                               9,475
        600       International Game Technology                                        11,400
                                                                                   ------------
                                                                                       20,875
                                                                                   ------------

                  Metals and Mining -- 0.4%
        600       Phelps Dodge Corp                                                    29,100
                                                                                   ------------

                  Oil and Gas -- 2.4%
      1,700       Atlantic Richfield Co                                                92,862
        595       BP Amoco PLC ADR                                                     50,575
        200       Consolidated Natural Gas Co                                          10,988
        800       Phillips Petroleum Co                                                30,950
        200       Texaco Inc                                                            9,313
        100       Veritas DGC Inc *                                                       944
                                                                                   ------------
                                                                                      195,632
                                                                                   ------------

                  Paper and Allied Products -- 0.1%
        400       Sonoco Products Co                                                    9,800
                                                                                   ------------

                  Pharmaceuticals -- 10.0%
      8,400       Abbott Laboratories                                                 390,074
      3,300       Amgen Inc *                                                         412,087
        600       Mark IV Industries Inc                                                9,038
                                                                                   ------------
                                                                                      811,199
                                                                                   ------------

                  Primary Materials -- 0.3%
        500       A. Schulman Inc                                                       8,250
        100       Vulcan Materials Co                                                  13,475
                                                                                   ------------
                                                                                       21,725
                                                                                   ------------

                  Primary Processing -- 0.6%
        600       Nucor Corp                                                           26,738
        400       USX-US Steel Group Inc                                               10,125
        300       Valspar Corp                                                          9,750
                                                                                   ------------
                                                                                       46,613
                                                                                   ------------

                  Printing and Publishing -- 0.4%
        400       Central Newspapers, Class A                                          14,000
        200       Pulitzer Publishing Co                                               15,975
                                                                                   ------------
                                                                                       29,975
                                                                                   ------------


4             See accompanying notes to the financial statements.

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


     Shares       Description                                                       Value($)
--------------------------------------------------------------------------------------------------
                  Retail Trade -- 3.8%
      2,100       Albertsons Inc                                                      119,699
        500       Autozone Inc *                                                       17,500
        500       Dillards Department Stores Inc                                       12,438
      1,400       Federated Department Stores Inc *                                    53,288
        200       Hannaford Brothers Co                                                 9,400
        300       Lands End Inc *                                                       9,094
        600       Office Depot Inc *                                                   21,413
        300       Outback Steakhouse Inc *                                             13,163
        400       Richfood Holdings Inc                                                 9,500
        300       Ross Stores Inc                                                      13,725
      2,000       Toys R Us Inc *                                                      28,250
                                                                                   ------------
                                                                                      307,470
                                                                                   ------------

                  Services -- 2.4%
        400       Banta Corp                                                            8,525
        200       Catalina Marketing Corp *                                            12,875
        200       Chris Craft Industries Inc *                                          8,475
        600       Hertz Corp                                                           23,888
        300       KingWorld Productions Inc *                                           7,931
        400       Lee Enterprises Inc                                                  11,050
      2,900       Marriott International Inc, Class A                                 104,399
        600       United Video Satellite Group Inc *                                   17,288
                                                                                   ------------
                                                                                      194,431
                                                                                   ------------

                  Technology -- 7.3%
      2,200       BMC Software Inc *                                                   89,924
        200       Cisco Systems Inc *                                                  19,563
      4,400       First Data Corp                                                     168,299
        400       Grainger (WW) Inc                                                    17,800
      5,300       Oracle Corp *                                                       296,137
                                                                                   ------------
                                                                                      591,723
                                                                                   ------------

                  Telecommunications -- 5.8%
        400       Ameritech Corp                                                       26,150
      5,400       AT & T Corp                                                         443,474
                                                                                   ------------
                                                                                      469,624
                                                                                   ------------

                  Tobacco -- 3.5%
      7,300       Philip Morris Cos Inc                                               285,612
                                                                                   ------------

              See accompanying notes to the financial statements.             5

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
February 28, 1999


     Shares       Description                                                       Value($)
--------------------------------------------------------------------------------------------------
                  Transportation -- 2.6%
      5,700       Burlington Northern Santa Fe Railroad Co                            188,812
        500       Galileo International Inc                                            25,250
                                                                                   ------------
                                                                                      214,062
                                                                                   ------------
                  Utilities -- 3.8%
        600       Baltimore Gas and Electric Co                                        15,375
      1,600       Citizens Utilities, Class B *                                        12,200
        700       DTE Energy Co                                                        27,650
      2,400       Entergy Corp                                                         67,800
        600       General Public Utilities Inc                                         23,925
        692       Keyspan Energy Corp                                                  18,338
      1,900       Niagara Mohawk Power Corp *                                          27,788
      1,900       Northeast Utilities *                                                28,381
      1,500       PG & E Corp                                                          47,250
        300       Pinnacle West Capital Corp                                           10,838
        600       Potomac Electric Power Co                                            14,625
        400       Scana Corp                                                            9,400
        300       Western Resources Inc                                                 8,456
                                                                                   ------------
                                                                                      312,026
                                                                                   ------------

                  TOTAL COMMON STOCKS (COST  $7,886,517)                            7,817,080
                                                                                   ------------
                  SHORT-TERM INVESTMENTS -- 4.0%
                  Repurchase Agreements -- 4.0%
    $323,277      Salomon Smith Barney Inc. Repurchase Agreement, dated
                  2/26/99, due 3/1/99, with a maturity value of $323,385 and an effective yield of 4.02%, collateralized by a U.S. Treasury
                  Obligation with a rate of 7.00%, maturity date of 7/15/06 and       323,277
                  market value, including accrued interest, of $329,742.
                                                                                   ------------

                  TOTAL SHORT-TERM INVESTMENTS  (COST  $323,277)                      323,277
                                                                                   ------------

                  TOTAL INVESTMENTS -- 100.3%
                  (COST $8,209,794)                                                 8,140,357

                  Other Assets and Liabilities (net) -- (0.3)%                        (24,840 )
                                                                                   ------------

                  TOTAL NET ASSETS -- 100%                                         $8,115,517
                                                                                   ============
                  Notes to the Schedule of Investments:

                  ADR - American Depositary Receipt

                  * Non-income producing security.



6               See accompanying notes to the financial statements.

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- February 28, 1999

------------------------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $8,209,794) (Note 1)                                  $8,140,357
   Dividends and interest receivable                                                      9,967
                                                                                     ----------

       Total assets                                                                   8,150,324
                                                                                     ----------
Liabilities:
   Payable to affiliate for (Note 2):
      Management fee                                                                      3,287
      Shareholder service fee                                                               939
   Accrued expenses and other liabilities                                                30,581
                                                                                     ----------

       Total liabilities                                                                 34,807
                                                                                     ----------

Net assets                                                                           $8,115,517
                                                                                     ==========

Net assets consist of:
   Paid-in capital                                                                   $8,173,436
   Accumulated undistributed net investment income                                       11,518
   Net unrealized depreciation                                                          (69,437)
                                                                                     ==========
                                                                                     $8,115,517
                                                                                     ==========

Net assets attributable to:
   Class III shares                                                                  $8,115,517
                                                                                     ==========

Shares outstanding:
   Class III                                                                            760,573
                                                                                     ==========

Net asset value per share:
   Class III                                                                         $    10.67
                                                                                     ==========


              See accompanying notes to the financial statements.             7

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)

Statement of Operations --
For the Period From July 23, 1998 (commencement of operations) through February 28, 1999

------------------------------------------------------------------------------------------------

Investment Income:
   Dividends (net of withholding taxes of  $197)                                       $ 50,561
   Interest                                                                               6,921
                                                                                       --------

       Total income                                                                      57,482
                                                                                       --------

Expenses:
   Audit fees                                                                            34,322
   Management fee (Note 2)                                                               16,961
   Custodian and transfer agent fees                                                      3,885
   Legal fees                                                                             1,290
   Trustees fees (Note 2)                                                                    31
   Miscellaneous                                                                          1,996
   Fees waived or borne by Manager (Note 2)                                             (47,823)
                                                                                       --------
                                                                                         10,662
   Shareholder service fee (Note 2)
       Class III                                                                          4,846
                                                                                       --------
       Net expenses                                                                      15,508
                                                                                       --------

          Net investment income                                                          41,974
                                                                                       --------

Realized and unrealized gain (loss):

   Net realized gain on investments                                                     274,006
                                                                                       --------

   Change in net unrealized appreciation (depreciation) on investments                 (151,997)
                                                                                       --------

       Net realized and unrealized gain                                                 122,009
                                                                                       --------

Net increase in net assets resulting from operations                                   $163,983
                                                                                       ========


8              See accompanying notes to the financial statements.

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets

------------------------------------------------------------------------------------------------

                                                                           Period from July 23,
                                                                           1998 (commencement of
                                                                            operations) through
                                                                             February 28, 1999
                                                                         -----------------------
Increase (decrease) in net assets:
Operations:
   Net investment income                                                         $  41,974
   Net realized gain                                                               274,006
   Change in net unrealized appreciation (depreciation)                           (151,997)
                                                                                ----------

   Net increase in net assets resulting from operations                            163,983
                                                                                ----------
Distributions to shareholders from:
   Net investment income
       Class III                                                                   (30,456)
                                                                                ----------
       Total distributions from net investment income                              (30,456)
                                                                                ----------
   Net share transactions: (Note 5)
       Class III                                                                 7,981,990
                                                                                ----------
   Increase in net assets resulting from net share transactions                  7,981,990
                                                                                ----------

      Total increase in net assets                                               8,115,517

Net assets:
   Beginning of period                                                                  --
                                                                                ----------

   End of period (including accumulated undistributed net investment
      income of $11,518)                                                        $8,115,517
                                                                                ==========

              See accompanying notes to the financial statements.              9

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout the period)

----------------------------------------------------------------------------------------------

                                                                            Period from
                                                                           July 23, 1998
                                                                         (commencement of
                                                                            operations)
                                                                     through February 28, 1999
                                                                     --------------------------
Net asset value, beginning of period                                           $10.00
                                                                               ------

Income from investment operations:
   Net investment income                                                         0.09
   Net realized and unrealized gain                                              0.65
                                                                               ------

      Total from investment operations                                           0.74
                                                                               ------

Less distributions to shareholders:
   From net investment income                                                   (0.07)
                                                                               ------

      Total distributions                                                       (0.07)
                                                                               ------
Net asset value, end of period                                                 $10.67
                                                                               ======

Total Return (a)                                                                 7.48%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                                           $8,116
   Net expenses to average daily net assets                                      0.48%*
   Net investment income to average daily net assets                             1.30%*
   Portfolio turnover rate                                                         33%
   Fees and expenses voluntarily waived or borne by the Manager
      consisted of the following per share amount:                             $ 0.10

*    Annualized.
(a) Calculation excludes purchase premiums. The total return would have been lower had certain expenses not been waived during the period shown.

10              See accompanying notes to the financial statements.

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements
February 28, 1999
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO Tax-Managed U.S. Equities Fund (the "Fund"), which commenced operations on July 23, 1998, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks to maximize after-tax total return through investment in a portfolio of common stocks traded in the U.S.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.


     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements - (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for redemptions in-kind. Gains resulting from such in-kind transactions amounted to $292,738.

     The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 28, 1999. This reclassification has no impact on net investment income, realized gain/loss and net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights table excludes these adjustments.


                  Accumulated            Accumulated Undistributed
               Undistributed Net                Net Realized
               Investment Income                    Gain                  Paid-in Capital
             -----------------------     ---------------------------    --------------------
                      --                        $ (274,006)                  $ 274,006


     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements - (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

     Purchases and redemptions of Fund shares
     The premium on cash purchases of Fund shares is .14% of the amount invested. All purchase premiums are paid to and recorded by the Fund as paid-in capital. Purchase premiums are included as part of "shares sold", as summarized in Note 5. For the period ended February 28, 1999, the Fund received $6,453 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .525% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of .15% for Class III shares.

     GMO agreed to waive a portion of its fee and bear other expenses to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed .33% of average daily net assets.

     Effective March 1, 1999, GMO's contractual management fee was reduced to .33% of average daily net assets. GMO entered into a binding agreement effective until February 29, 2000 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceeds the management fee.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the period ended February 28, 1999 was $31. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.


3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended February 28, 1999, aggregated $9,350,888 and $1,738,377, respectively.

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements - (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     At February 28, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:


                                Gross Unrealized         Gross Unrealized          Net Unrealized
        Aggregate Cost            Appreciation             Depreciation             Depreciation
     ----------------------    --------------------     --------------------     -------------------
          $8,209,794                $567,841                 $637,278                 $69,437


4.   Principal shareholder

     At February 28, 1999, 100.0% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.


5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including the purchase premiums received by the Fund, were as follows:

                                              Period from July 23, 1998
     Class III:                              (commencement of operations)
                                              through February 28, 1999
                                       -----------------------------------------
                                            Shares                 Amount
                                       ------------------    -------------------
     Shares sold                            928,320        $     9,723,200
     Shares issued to shareholders
       in reinvestment of distributions        --                     --
     Shares repurchased                    (167,747)             (1,741,210)
                                       ------------------    -------------------
     Net increase                           760,573        $      7,981,990
                                       ==================    ===================

     The Fund was formed with a $100,000 purchase and an initial tax-free contribution of securities in-kind, which had a historical cost of $4,931,640 and unrealized appreciation of $82,560 on the date of contribution.

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)


--------------------------------------------------------------------------------

Portfolio Managers
------------------

Mr. R. Jeremy Grantham, Mr. Jon Lal and Mr. Nardin Baker are primarily responsible for the management of the Fund's portfolio. Mr. Grantham, who oversees the Fund's overall strategy, has been a portfolio manager at Grantham, Mayo, Van Otterloo & Co. LLC for more than fifteen years.


Management Discussion and Analysis of Fund Performance
------------------------------------------------------

The Class III shares of the GMO Tax-Managed U.S. Equities Fund returned 7.5% since its inception on July 23, 1998 to February 28, 1999. The Fund's benchmark, the S&P 500 Index, returned 9.6% during the same period. Consistent with the Fund's investment objectives and policies, the Fund was invested substantially in U.S. equity securities throughout the period.

The 7-month life of the Fund can be divided into two distinct regimes. The first, stretching from inception to October 16th, was marked by a flight to quality, low beta and defensive stocks. The second regime was initiated by an aggressive response from the U.S. Federal Reserve (the discount rate was cut from 5% to 4.75% on October 17th) to address the tight liquidity and credit conditions in the financial markets. The U.S. Federal Reserve cut interest rates one more time before the year was over. As a result, the second regime was dominated by strong outperformance of low quality, high beta stocks.

The Fund's defensive orientation served it well in the first regime but caused it to under-perform in the second. Superior stock selection partially offset the seesaw effects of the regime shifts.

In the first regime, the Fund outperformed the benchmark by 8%. The long-term orientation of this fund means that it is usually positioned defensively and is underweight stocks that are especially vulnerable to difficult economic and market conditions (a multi-factor model that includes bankruptcy risk, leverage and ROE volatility is used). Overweights in utilities, healthcare and food stocks, combined with an underweight in technology stocks, were the main contributors to the 8% outperformance in the first regime.

The aggressive response by the policy makers (the ISI Group counted 64 interest rate cuts around the world in the 4th quarter of 1998 alone) was unprecedented. The long-term value orientation of the Fund emphasizes value over timing. As a result, the Fund lost its advantage over the S&P 500 during the second regime as low quality, high beta stocks (especially technology) rode the wave of liquidity to reach all-time highs.

Superior stock selection, especially in oil, healthcare and food stocks, helped but was not sufficient to overcome the underperformance caused by the defensive orientation of the Fund.


Outlook
-------

Unusually favorable economic conditions during the last five years have resulted in strong upside surprises on corporate profits, especially for growth stocks. Although growth stocks have delivered high earnings growth, every company's long-term profit potential is limited by revenue or sales growth (this is tautological as profits cannot exceed sales). Current valuations for growth stocks imply continued earnings growth at a rate similar to the unusually favorable one during the last five years, which is a rate far higher than long-term historical norms, and far higher than revenue growth.

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)


--------------------------------------------------------------------------------

Although profits have been unusually strong in recent years, we believe that U.S. corporate profits have been overstated in recent years due to two major distortions. Stock options and recurring write-offs are not properly charged against earnings, and both have become bigger fractions of earnings in recent years. According to Andrew Smithers, a market analyst, the two distortions mean that U.S. corporate earnings are overstated by approximately 20%.

According to our models, the valuation differential between value and growth stocks is the widest it has been in the last 50 years as a result of what we believe are very optimistic growth forecasts. The Fund has a 30% overweight position on value stocks (against growth), and is well positioned for relative performance.

Technology stocks are perhaps the leaders in terms of overestimation of growth potential and overstatement of profits (especially due to stock options not being charged against earnings). Technology valuations are high (unadjusted figures are 7x book and 42x earnings versus 4.6x book and 28x earnings for the market) even though long-term profitability growth is only slightly higher than that of the market.

As has been the case in the past (with biotech, railroads and tulips), market participants tend to confuse the excellent potential for an exciting emerging sector (technology in this case) with that for the individual companies. Individual technology stocks may do well enough to justify their valuations, but every single technology stock in the sector is not likely to outperform. The Fund therefore emphasizes stock selection over an allocation to the technology sector. The Fund is 12% underweight technology stocks.

Our proprietary dividend discount model estimates that small stocks are trading at about 1.3x fair value and large stocks are at 2.4x fair value. A discrepancy of a similar magnitude occurred during the oil shock of 1973-74 when small stocks were at 0.5x fair value and large at 1.2x fair value. Over the long term, large stocks should arguably trade at a slight premium to small stocks due to their better liquidity. However, even after adjusting for a fair liquidity premium, small stocks would have to experience a 60% positive return relative to large stocks for valuations to revert to our estimated fair value. The Fund holds a 14% underweight in the largest 100 stocks. This 14% has been reallocated to mid- and small-capitalization stocks.

Historically, our proprietary dividend discount model has added 2% of value per year after taxes. The power of this model (the original version was developed by GMO founder Jeremy Grantham) remains undiminished today as enhancements to the model have kept pace with the increasing sophistication in the financial markets. The Fund is about 37% cheaper than the S&P 500 on the dividend discount model. So the portfolio will have to experience 37% of positive performance relative to the S&P 500 for valuations to be at parity.

The long-term value and defensive positioning of the GMO Tax-Managed U.S. Equities Fund means that it is expected to be less vulnerable to crisis conditions in financial markets than other U.S. equity funds.

The views expressed here are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC Management. They are not meant as investment advice.

           Comparison of Change in Value of a $10,000 Investment in GMO Tax-Managed U.S Equities Fund Class III Shares and the S&P 500 Index
                            As of February 28, 1999

                    --------------------------------------
                        Average Annual Total Return
                    --------------------------------------
                                                 Inception
                    1yr           5yr            7/23/98
                    --------------------------------------
                    N/A           N/A            7.3
                    --------------------------------------

                           [LINE GRAPH APPEARS HERE]

                  GMO Tax-Managed U.S. Equities Fund
    Date                   Class III Shares             S&P 500 Index
    ----                   ----------------             -------------
     1/31/98
     7/23/98                     9,986                       10,000
     9/30/98                     9,497                        8,952
    12/31/98                    10,944                       10,859
     2/28/99                    10,733                       10,961


Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on reinvested distributions. Each performance figure assumes purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of 14 bp on the purchase. Transaction fees are paid to the Fund to cover trading costs. Past performance is not indicative of future performance. Information is unaudited.

GMO Emerging Country Debt Share Fund
(A Series of GMO Trust)
Annual Report
February 28, 1999

Report of Independent Accountants

To the Trustees of GMO Trust and the Shareholders of GMO Emerging Country Debt Share Fund (A Series of GMO Trust)


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Emerging Country Debt Share Fund at February 28, 1999 and the results of its operations, the changes in its net assets and the financial highlights for the period from July 20, 1998 (commencement of operations) through February 28, 1999, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at February 28, 1999 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
April 22, 1999

GMO Emerging Country Debt Share Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
February 28, 1999


     Shares/
  Par Value ($)    Description                                                      Value ($)
--------------------------------------------------------------------------------------------------
                   MUTUAL FUND -- 100.0%
    5,981,032      GMO Emerging Country Debt Fund (Cost  $60,160,868)              41,209,312
                                                                                  -----------

                   SHORT-TERM INVESTMENTS -- 0.0%

                   Repurchase Agreements -- 0.0%
    $  11,475      Salomon Smith Barney Inc. Repurchase Agreement, dated
                   2/26/99, due 3/1/99, with a maturity value of $11,478 and
                   an effective yield of 4.02%, collateralized by a U.S.
                   Treasury Obligation with a rate of 7.00%, maturity date of
                   7/15/06 and an aggregate market value, including accrued
                   interest, of $11,704.                                               11,475
                                                                                  -----------

                   TOTAL SHORT-TERM INVESTMENTS  (COST  $11,475)                       11,475
                                                                                  -----------

                   TOTAL INVESTMENTS -- 100.0%
                   (Cost $60,172,343)                                              41,220,787

                   Other Assets and Liabilities (net) -- 0.0%                          (5,070)
                                                                                  -----------

                   TOTAL NET ASSETS -- 100%                                       $41,215,717
                                                                                  ===========

               See accompanying notes to the financial statements.             1

GMO Emerging Country Debt Share Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- February 28, 1999
--------------------------------------------------------------------------------


Assets:
   Investments, at value (cost $60,172,343) (Note 1)                                $ 41,220,787
   Receivable for expenses waived or borne by Manager (Note 2)                             4,798
                                                                                    ------------

       Total assets                                                                   41,225,585
                                                                                    ------------

Liabilities:
   Accrued expenses                                                                        9,868
                                                                                    ------------

       Total liabilities                                                                   9,868
                                                                                    ------------

Net assets                                                                          $ 41,215,717
                                                                                    ============

Net assets consist of:
   Paid-in capital                                                                  $ 60,167,273
   Net unrealized depreciation                                                       (18,951,556)
                                                                                    ============
                                                                                    $ 41,215,717
                                                                                    ============

Shares outstanding                                                                     6,024,383
                                                                                    ============

Net asset value per share                                                           $       6.84
                                                                                    ============

2              See accompanying notes to the financial statements.

GMO Emerging Country Debt Share Fund
(A Series of GMO Trust)

Statement of Operations -- Period from July 20, 1998 through February 28, 1999
--------------------------------------------------------------------------------


Investment Income:
   Dividends from investment company shares                                        $     160,868
   Interest                                                                                6,405
                                                                                   -------------

       Total income                                                                      167,273
                                                                                   -------------

Expenses:
   Audit fees                                                                             10,735
   Custodian and transfer agent fees                                                       3,582
   Legal fees                                                                                978
   Trustees fees (Note 2)                                                                    222
   Registration fees                                                                          12
   Miscellaneous                                                                           7,515
   Fees waived or borne by Manager (Note 2)                                              (23,044)
                                                                                   -------------
       Net expenses                                                                           --
                                                                                   -------------

          Net investment income                                                          167,273
                                                                                   -------------

Realized and unrealized gain (loss):

   Net realized gain (loss) on investments                                                    --
                                                                                   -------------

   Change in net unrealized appreciation (depreciation) on investments               (18,951,556)
                                                                                   -------------

       Net realized and unrealized loss                                              (18,951,556)
                                                                                   -------------

Net decrease in net assets resulting from operations                               $ (18,784,283)
                                                                                   =============

              See accompanying notes to the financial statements.              3

GMO Emerging Country Debt Share Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                              Period from
                                                                             July 20, 1998
                                                                           (commencement of
                                                                              operations)
                                                                          through February 28,
                                                                                 1999
                                                                         ---------------------
Increase (decrease) in net assets:
Operations:
   Net investment income                                                      $   167,273
   Net realized gain                                                                   --
   Change in net unrealized appreciation (depreciation)                       (18,951,556)
                                                                              -----------

   Net decrease in net assets resulting from operations                       (18,784,283)
                                                                              -----------

Distributions to shareholders from:
   Net investment income                                                         (168,000)
                                                                              -----------

                                                                                 (168,000)
                                                                              -----------

   Net share transactions: (Note 5)                                            60,168,000
                                                                              -----------

Increase in net assets resulting from net share transactions                   60,168,000
                                                                              -----------

      Total increase in net assets                                             41,215,717
Net assets:
   Beginning of period                                                                 --
                                                                              -----------
   End of period (including accumulated undistributed net investment
      income of $0)                                                           $41,215,717
                                                                              ===========

4              See accompanying notes to the financial statements.

GMO Emerging Country Debt Share Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                           Period from July 20,
                                                                                  1998
                                                                            (commencement of
                                                                               operations)
                                                                           through February 28,
                                                                                   1999
                                                                         ------------------------
Net asset value, beginning of period                                             $  10.00
                                                                                 --------

Income from investment operations:
   Net investment income (a)                                                         0.03
   Net realized and unrealized loss                                                 (3.16)
                                                                                 --------

      Total from investment operations                                              (3.13)
                                                                                 --------

Less distributions to shareholders:
   From net investment income                                                       (0.03)
                                                                                 --------

      Total distributions                                                           (0.03)
                                                                                 --------
Net asset value, end of period                                                   $   6.84
                                                                                 ========

Total Return (b)                                                                   (31.32)%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                                             $ 41,216
   Net expenses to average daily net assets (c)                                      0.00%*
   Net investment income to average daily net assets (a)                             0.64%*
   Portfolio turnover rate                                                              0%
   Fees and expenses voluntarily waived or borne by the Manager consisted
      of the following per share amount:                                               --(d)

*    Annualized.
(a) Recognition of net investment income is affected by the timing of the declaration of dividends by GMO Emerging Country Debt Fund.
(b) The total return would have been lower had certain expenses not been waived during the period shown.
(c) Net expenses exclude expenses incurred indirectly through investment in GMO Emerging Country Debt Fund. See Note 1.
(d) Fees and expenses waived or borne by the Manager were less than $0.01 per share.

              See accompanying notes to the financial statements.              5

GMO Emerging Country Debt Share Fund
(A Series of GMO Trust)

Notes to Financial Statements
February 28, 1999
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO Emerging Country Debt Share Fund (the "Fund"), which commenced operations on July 20, 1998, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund's objective is to maximize total return through investment of substantially all of its assets in Class III shares of the GMO Emerging Country Debt Fund, a portfolio of the Trust ("ECDF"). GMO also serves as investment manager to ECDF. ECDF pursues its objectives by investing primarily in sovereign debt of countries in Asia, Latin America, the Middle East and Africa.

     The financial statements of ECDF should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Shares of ECDF are valued at their net asset value as reported on each business day. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

GMO Emerging Country Debt Share Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

     The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of February 28, 1999. This reclassification has no impact on net investment income, realized gain/loss and net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

                   Accumulated            Accumulated Undistributed
                Undistributed Net               Net Realized
                Investment Income                   Gain                  Paid-in Capital
             ----------------------      --------------------------     -------------------
                     $727                            $--                      $(727)

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.


     Security transactions and related investment income
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date of ECDF. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

GMO Emerging Country Debt Share Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund will also incur fees and expenses indirectly as a shareholder in ECDF (See Note 2).

     Purchases and redemptions of Fund shares
     The Fund does not charge any purchase premium or redemption fee in connection with the purchase and sale of Fund shares. As a shareholder in ECDF, the Fund will indirectly bear ECDF's purchase premium and redemption fees which are .50% and .25%, respectively. These fees are paid to and retained by ECDF.

     Investment risk
     The Fund is subject to the investment risk associated with an investment in ECDF. Investments in emerging country debt present certain risks that are not inherent in many other securities. Many emerging countries present elements of political and/or economic instability, which may result in the Fund's inability to collect on a timely basis, or in full, principal and interest payments. Further, countries may impose various types of foreign currency regulations or controls which may impede the Fund's ability to repatriate amounts it receives. ECDF may acquire interests in securities or bank loans which are in default at the time of acquisition in anticipation of improving conditions in the related countries. These factors may result in significant volatility in the values of its holdings. The markets for emerging country debt are relatively illiquid. Accordingly, ECDF may not be able to realize in an actual sale amounts approximating those used to value its holdings.

2.   Fees and other transactions with affiliates

     The Manager does not charge an advisory fee or shareholder service fee. As a shareholder in ECDF, the Fund will indirectly bear all fees and expenses associated with an investment in ECDF. GMO, in its capacity as Manager of ECDF, has agreed to waive a portion of its fee and bear other expenses to the extent that ECDF's annual expenses (including the management fee but excluding custody fees, brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed .35% of average daily net assets. Class III shares of ECDF also bear an annual shareholder service fee of .15% of ECDF's average daily net assets. Effective March 1, 1999, the management fee earned by GMO in its capacity as Manager of ECDF was reduced to .35% of average daily net assets. GMO entered into a binding agreement effective until February 29, 2000 to reimburse ECDF to the extent that ECDF's total annual operating expense (excluding custody fees, brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceeds the management fee.

     GMO has contractually agreed to reimburse all expenses directly incurred by the Fund until February 29, 2000 (excluding brokerage commissions, certain other transaction costs (including transfer taxes), and extraordinary expenses).

GMO Emerging Country Debt Share Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
February 28, 1999
--------------------------------------------------------------------------------

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the period ended February 28, 1999 was $222. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended February 28, 1999, aggregated $60,160,868 and $0, respectively.

     At February 28, 1999, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                              Gross Unrealized       Gross Unrealized         Net Unrealized
        Aggregate Cost          Appreciation           Depreciation            Depreciation
     ---------------------    ------------------    --------------------    --------------------
         $60,172,343                 $0                 $18,951,556             $18,951,556

4.   Principal shareholder

     At February 28, 1999, 100% of the outstanding shares of the Fund were held by one shareholder.

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                    Period from July 20, 1998
                                                                  (commencement of operations)
     Class III:                                                     through February 28, 1999
                                                                  ------------------------------
                                                                    Shares           Amount
                                                                  ------------    --------------
     Shares sold                                                   6,000,000    $  60,000,000
     Shares issued to shareholders in reinvestment
          of distributions                                            24,383          168,000
                                                                  ------------    --------------
     Net increase                                                  6,024,383    $  60,168,000
                                                                  ============    ==============

GMO Emerging Country Debt Share Fund
(A Series of GMO Trust)


--------------------------------------------------------------------------------


Portfolio Managers
------------------

Mr. Thomas F. Cooper and Mr. William L. Nemerever are primarily responsible for the day-to-day management of the Fund's portfolio. Each of these individuals has been a portfolio manager with Grantham, Mayo, Van Otterloo & Co. LLC since 1993.


Management Discussion and Analysis of Fund Performance
------------------------------------------------------

The Class III shares of the Emerging Country Debt Share Fund returned -31.3% from its inception on July 20, 1998 to February 28, 1999, which compared unfavorably with the -18.6% return on the J.P. Morgan Emerging Market Bond Index Plus. Consistent with the Fund's investment objectives and policies, the Fund was substantially invested in sovereign debt instruments of emerging countries throughout the period.

Performance for emerging country debt was extraordinarily volatile. Sovereign spreads increased sharply from 650 basis points in July 1998 to more than 1700 basis points in September, as Russia defaulted on its domestic debt and devalued the ruble. Other factors also hurt performance between July 20 and September 30, including the collapse in commodity prices, liquidations of speculative positions by hedge funds and growing concerns about Venezuela and Brazil. The Fund lost 38.4% in absolute terms, while underperforming the Index by 14.3% during this brief period. The Fund recovered some of the loss in the fourth quarter in response to several factors, including the Fed's decision to ease monetary policy, agreement to an IMF package for Brazil and diminishing concerns about the election results in Venezuela. Sovereign spreads declined to about 1100 basis points by year-end.

Our exposure to longer-dated, less marketable instruments and our overweight exposure to Russia hurt performance from July 1998 to December 1998. In 1999, sovereign spreads have remained relatively stable between 1100 and 1200 basis points, despite problems in Ecuador and the decision by Brazil to devalue the real. The Fund's holdings of less liquid, less marketable, higher yielding issues performed poorly throughout the period. The best performance during this period was recorded by the more liquid and lower yielding debt issued by South Korea, Panama, Poland and Peru. The worst performing countries were Russia, Ecuador, Brazil and Venezuela. The Fund remained fully invested throughout the period.


Outlook
-------

Volatility in the emerging markets has created new opportunities for risk tolerant investors with sufficiently long investment horizons. Issues with limited marketability currently offer sizable spreads. The Fund is overweight in Bulgaria, Ecuador, Morocco and Nigeria and holds a modest overweight position in Russia. It holds issues of many countries not in the benchmark including:
Algeria, Colombia, Costa Rica, Dominican Republic, Jamaica, Jordan, Macedonia, South Africa, Tunisia and Turkey. Spreads are significantly above historic levels, providing opportunities to acquire undervalued securities.

 The views expressed here are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC Management. They are not meant as investment advice.

           Comparison of Change in Value of a $10,000 Investment in
        GMO Emerging Country Debt Share Fund Class III Shares and the
                  JP Morgan Emerging Markets Bond Index Plus
                            As of February 28, 1999

                   ---------------------------------------
                        Average Annual Total Return
                   ---------------------------------------
                                                 Inception
                   1yr             5yr           7/20/98
                   ---------------------------------------
                   N/A             N/A          -31.3
                   ---------------------------------------

                           [LINE GRAPH APPEARS HERE]

                    GMO Emerging Country
                      Debt Share Fund        J.P. Morgan Emerging Markets
  Date                Class III Shares              Bond Index Plus
  ----               ------------------             ---------------
   1/31/98
   7/20/98                 10,000                        10,000
   9/30/98                  6,160                         7,586
  12/31/98                  6,968                         8,338
   2/28/99                  6,868                         8,144


Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on reinvested distributions. Past performance is not indicative of future performance. Information is unaudited.